                                                                 VALIC Company I

                                                                   Annual Report
                                                                    May 31, 2002

              VALIC COMPANY SERIES I - ANNUAL REPORT MAY 31, 2002

TABLE OF CONTENTS

President's Letter..........................................................   1

Schedules of Investments:
 Stock Index Fund...........................................................   2
 Mid Cap Index Fund.........................................................  10
 Small Cap Index Fund.......................................................  17
 Nasdaq-100(R) Index Fund...................................................  36
 Small Cap Fund.............................................................  39
 International Equities Fund................................................  46
 International Growth I Fund................................................  58
 Opportunities Fund.........................................................  62
 Blue Chip Growth Fund......................................................  65
 Core Equity Fund...........................................................  68
 Large Cap Growth Fund......................................................  72
 Growth & Income Fund.......................................................  75
 Income & Growth Fund.......................................................  78
 Science & Technology Fund..................................................  83
 Health Sciences Fund.......................................................  85
 Social Awareness Fund......................................................  88
 Asset Allocation Fund......................................................  93
 Capital Conservation Fund.................................................. 103
 Government Securities Fund................................................. 107
 International Government Bond Fund......................................... 109
 Money Market I Fund........................................................ 113
 Value Fund................................................................. 115

Statements of Assets and Liabilities........................................ 120

Statements of Operations.................................................... 123

Statements of Changes in Net Assets......................................... 126

Notes to Financial Statements............................................... 132

Financial Highlights........................................................ 139

Report of Independent Auditors.............................................. 144

Supplemental Information.................................................... 147

--------------------------------------------------------------------------------

                               PRESIDENT'S LETTER                1

Dear Valued Investor:

The six-month period since you received your Semi-Annual Report for VALIC Company I has been a disappointment to all those anticipating a turnaround in the market. Analysts, who are becoming cautious after so many misses in their predictions, and investors, who have seen the value of their investments fall, are concerned about weak corporate profits, the threat of terrorism and corporate scandals. It appears that the modest upturn hoped for at the beginning of 2002 is becoming more unattainable as the year unfolds.

All aspects of the financial industry have been affected by the lingering recession. Mergers and acquisitions were down in the first quarter 2002, recovering to some extent in the second quarter, most notably in stable sectors and in Europe. In the second quarter, global stock and bond issues fell, venture capitalists returned money to investors as opportunities in their sector diminished and companies were reluctant to issue debt. Investors remained cautious, waiting for a sign that the market was on the road to a solid, sustainable recovery.

Yet, despite these dismal market conditions, there is some room for optimism. Recent experience has proven that more than ever, diversification is essential. Bonds have been delivering positive returns in the past year, while stocks have suffered. In order to plan for the future, you should prepare yourself and your portfolio to weather both up and down markets. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. Each investor has his or her own risk tolerance and financial goals. I recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you. With VALIC Company I, you have a wide range of investment choices, covering all asset classes, to meet your objectives.

The following pages provide you with important performance information for each fund, the investment viewpoints of the portfolio manager and insights on factors affecting the funds' performance.

Thank you for your continued confidence in our ability to help you meet your investment goals.

             Sincerely,

             /s/ Robert P. Condon

             Robert P. Condon, President
             VALIC Company I

--------------------------------------------------------------------------------

 2                             STOCK INDEX FUND       May 31, 2002

-----------------------------------------------------------
                   Average Annual Total Return
-----------------------------------------------------------
    1 Year                 5 Years               10 Years
-----------------------------------------------------------
    -14.16%                 5.81%                 11.77%

                             [CHART APPEARS HERE]

                                 Stock Index            S&P 500
                                    Fund                 Index
                                 -----------            -------
6/1/1992                         $10,000.00           $10,000.00
12/1992                           10,660.83            10,673.38
12/1993                           11,713.41            11,749.19
12/1994                           11,795.58            11,904.28
12/1995                           16,196.00            16,377.69
12/1996                           19,879.46            20,139.45
12/1997                           26,458.69            26,857.85
12/1998                           33,979.65            34,533.98
12/1999                           40,968.87            41,802.37
12/2000                           37,136.58            37,996.50
12/2001                           32,605.91            33,480.78
5/31/2002                         30,429.99            31,305.15

   The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings


   1. General Electric Co. .....  3.15%
   2. Microsoft Corp. ..........  2.81%
   3. ExxonMobil Corp. .........  2.78%
   4. Wal-Mart Stores, Inc. ....  2.46%
   5. Citigroup, Inc. ..........  2.26%
   6. Pfizer, Inc. .............  2.21%
   7. Johnson & Johnson.........  1.92%
   8. Intel Corp. ..............  1.89%
   9. American International
       Group, Inc. .............  1.78%
  10. International Business
       Machines.................  1.41%


MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did the Fund perform relative to its benchmark?
The Stock Index Fund, as expected, tracked the index closely and finished the year down 14.16%.

What were the dominant themes for the Fund and the index?
As with the market as a whole, the large cap stocks, as measured by the S&P 500 Index, began the year in decline and, by the end of September, had lost almost 17%. Unlike the small and mid cap sectors, however, the recovery in the large caps failed. After recouping over half its loss by the end of 2001, the index lost 6.50% in the first five months of 2002 and finished the May 31 fiscal year down 13.85%.

Which holdings were among the Fund's best performers?
Industries with positive returns tended to be consumer related while negative return industries were technology related.

What is your outlook for the next fiscal period?
We anticipate that the correction from the "internet bubble" is behind us, and that the economy and markets are in the early stages of a recovery. We further expect that the recovery will be slow and fragmented.

--------------------------------------------------------------------------------

 May 31, 2002      STOCK INDEX FUND - SCHEDULE OF INVESTMENTS    3

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 99.67%
               ADVERTISING - 0.32%
     157,200   Interpublic Group of Companies, Inc. ...........   $    5,187,600
      77,400   Omnicom Group, Inc. ............................        6,685,038
      46,000 * TMP Worldwide, Inc. ............................        1,242,460
                                                                  --------------
                                                                      13,115,098
                                                                  --------------
               AEROSPACE/DEFENSE - 1.87%
     348,800   Boeing Co. .....................................       14,876,320
      84,000   General Dynamics Corp. .........................        8,450,400
     338,700   Honeywell International, Inc. ..................       13,277,040
     184,600   Lockheed Martin Corp. ..........................       11,454,430
      45,900   Northrop Grumman Corp. .........................        5,568,129
     162,800   Raytheon Co. ...................................        7,195,760
      76,700   Rockwell Collins, Inc. .........................        1,994,200
     196,900   United Technologies Corp. ......................       13,560,503
                                                                  --------------
                                                                      76,376,782
                                                                  --------------
               AIRLINES - 0.20%
      64,500 * AMR Corp. ......................................        1,351,275
      51,300   Delta Air Lines, Inc. ..........................        1,346,625
     319,300   Southwest Airlines Co. .........................        5,437,679
                                                                  --------------
                                                                       8,135,579
                                                                  --------------
               APPAREL & PRODUCTS - 0.37%
     360,300   Gap, Inc. ......................................        5,249,571
      52,200 * Jones Apparel Group, Inc. ......................        2,080,692
     215,300   Limited, Inc. ..................................        4,519,147
      43,700   Liz Claiborne, Inc. ............................        1,338,531
      46,100   V. F. Corp. ....................................        1,959,250
                                                                  --------------
                                                                      15,147,191
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.14%
      82,100   Leggett & Platt, Inc. ..........................        2,160,872
      32,100   Maytag Corp. ...................................        1,437,759
      27,800   Whirlpool Corp. ................................        1,984,920
                                                                  --------------
                                                                       5,583,551
                                                                  --------------
               AUTO - CARS - 0.71%
     754,200   Ford Motor Co. .................................       13,311,630
     231,300   General Motors Corp. ...........................       14,375,295
      42,600   Goodrich (B.F.) Co. ............................        1,423,266
                                                                  --------------
                                                                      29,110,191
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - ORIGINAL EQUIPMENT - 0.22%
      62,000   Danaher Corp. ..................................   $    4,316,440
     234,000   Delphi Automotive Systems Corp. ................        3,685,500
      54,100   Visteon Corp. ..................................          852,075
                                                                  --------------
                                                                       8,854,015
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.28%
      44,400 * AutoZone, Inc. .................................        3,634,140
      30,300   Cooper Tire & Rubber Co. .......................          692,052
      72,100   Genuine Parts Co. ..............................        2,635,255
      68,100   Goodyear Tire & Rubber Co. @....................        1,492,752
      52,700   TRW, Inc. ......................................        2,893,230
                                                                  --------------
                                                                      11,347,429
                                                                  --------------
               BANKS - 7.50%
     152,200   AmSouth Bancorp. @..............................        3,378,840
     655,300   Bank of America.................................       49,678,293
     307,500   Bank of New York Co., Inc. .....................       11,162,250
     486,000   BankOne Corp. ..................................       19,746,180
     191,600   BB&T Corp. .....................................        7,200,328
      93,900   Charter One Financial, Inc. ....................        3,399,180
      74,300   Comerica, Inc. .................................        4,762,630
     242,700   Fifth Third Bancorp.............................       15,816,759
      52,700   First Tennessee National Corp. .................        2,052,665
     434,500   FleetBoston Financial Corp. ....................       15,311,780
     104,900   Huntington Bancshares, Inc. @...................        2,094,853
     821,800   J.P. Morgan Chase & Co. ........................       29,543,710
     176,800   KeyCorp.........................................        4,826,640
      44,400   Marshall & Ilsley Corp. @.......................        2,756,796
     184,626   Mellon Financial Corp. .........................        6,849,625
     253,100   National City Corp. ............................        8,423,168
      92,700   Northern Trust Corp. ...........................        4,803,714
     119,800   PNC Financial Services Group @..................        6,738,750
     118,400   Providian Financial Corp. ......................          964,960
      95,000   Regions Financial Corp. @.......................        3,424,750
     143,800   SouthTrust Corp. ...............................        3,734,486
     135,100   State Street Bank & Trust.......................        6,276,746
     120,600   SunTrust Banks, Inc. ...........................        8,236,980
     121,600   Synovus Financial Corp. ........................        3,240,640
     794,800   U.S. Bancorp, Inc. .............................       18,797,020
      56,800   Union Planters Corp. @..........................        2,849,656
     566,700   Wachovia Corp. .................................       21,744,279
     706,000   Wells Fargo Co. ................................       36,994,400
      38,300   Zions Bancorp. @................................        2,109,181
                                                                  --------------
                                                                     306,919,259
                                                                  --------------

   NUMBER                                                             MARKET
  OF SHARES                                                           VALUE

--------------------------------------------------------------------------------
               BEVERAGES - 3.07%
      15,100   Adolph Coors Co., Class B.......................   $    1,007,774
     368,200   Anheuser-Busch Companies, Inc. .................       19,002,802
      28,500   Brown-Forman Corp., Class B.....................        2,243,235
   1,035,000   Coca-Cola Bottling Co. .........................       57,504,600
     185,700   Coca-Cola Enterprises, Inc. @...................        4,038,975
     118,600   Pepsi Bottling Group, Inc. .....................        3,916,172
     728,700   PepsiCo, Inc. ..................................       37,877,826
                                                                  --------------
                                                                     125,591,384
                                                                  --------------
               BROADCASTING - 0.69%
     248,900 * Clear Channel Communications, Inc. .............       13,248,947
     393,600 * Comcast Corp., Class A..........................       11,083,776
      95,400 * Univision Communications, Inc., Class A @.......        3,816,000
                                                                  --------------
                                                                      28,148,723
                                                                  --------------
               BUILDING MATERIALS - 1.65%
      29,900 * American Standard Companies, Inc. ..............        2,257,450
     976,100   Home Depot, Inc. ...............................       40,693,609
     322,500   Lowe's Cos., Inc. ..............................       15,209,100
     191,600   Masco Corp. ....................................        5,108,056
      64,500   Sherwin-Williams Co. ...........................        2,038,200
      42,300   Vulcan Materials Co. ...........................        2,023,209
                                                                  --------------
                                                                      67,329,624
                                                                  --------------
               CHEMICAL - 1.41%
      95,000   Air Products and Chemicals, Inc. ...............        4,764,250
      28,900   Ashland Oil, Inc. ..............................        1,097,911
     375,500   Dow Chemical Co. ...............................       12,519,170
     426,900   E.I. du Pont de Nemours and Co. ................       19,637,400
      31,900   Eastman Chemical Co. ...........................        1,475,375
      53,400   Ecolab, Inc. ...................................        2,546,112
      54,200   Engelhard Corp. ................................        1,686,704
      20,900   Great Lakes Chemical Corp. @....................          531,278
      44,900 * Hercules, Inc. .................................          565,291
      70,100   PPG Industries, Inc. ...........................        4,008,318
      67,200   Praxair, Inc. ..................................        3,763,200
      92,000   Rohm and Haas Co. ..............................        3,466,560
      30,700   Sigma Aldrich Corp. ............................        1,464,697
                                                                  --------------
                                                                      57,526,266
                                                                  --------------

--------------------------------------------------------------------------------

 4                                                    May 31, 2002
             STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMERCIAL SERVICES - 0.64%
     408,800 * Cendant Corp. ..................................   $    7,472,864
      70,900   Cintas Corp. @..................................        3,701,689
     211,600 * Concord EFS, Inc. ..............................        6,616,732
      71,800 * Convergys Corp. ................................        1,884,032
      27,700   Deluxe Corp. ...................................        1,253,148
      33,500   Fluor Corp. ....................................        1,259,600
      65,200   Moody's Corp. ..................................        3,140,032
      49,600 * Quintiles Transnational Corp. ..................          704,816
                                                                  --------------
                                                                      26,032,913
                                                                  --------------
               CONGLOMERATES - 4.34%
     163,300   3M Co. .........................................       20,482,719
   4,138,900   General Electric Co. ...........................      128,885,346
      36,900   ITT Industries, Inc. ...........................        2,472,300
      80,000   Loews Corp. ....................................        4,568,000
      58,700   Textron, Inc. ..................................        2,754,204
     831,600   Tyco International, Ltd. .......................       18,253,620
                                                                  --------------
                                                                     177,416,189
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.02%
      22,900   Ball Corp. .....................................          952,182
                                                                  --------------
               CONTAINERS - PAPER - 0.13%
      22,000   Bemis Co., Inc. ................................        1,097,800
      66,500 * Pactiv Corp. ...................................        1,540,805
      35,000 * Sealed Air Corp. @..............................        1,566,250
      20,600   Temple-Inland, Inc. ............................        1,147,008
                                                                  --------------
                                                                       5,351,863
                                                                  --------------
               COSMETICS/TOILETRIES - 2.10%
      23,800   Alberto-Culver Co., Class B @...................        1,260,686
      98,300   Avon Products, Inc. ............................        5,204,985
     439,500   Gillette Co. ...................................       15,633,015
      39,600   International Flavors & Fragrances, Inc. .......        1,348,776
     219,300   Kimberly-Clark Corp. ...........................       14,236,956
     539,900   Procter & Gamble Co. ...........................       48,348,045
                                                                  --------------
                                                                      86,032,463
                                                                  --------------
               DRUGS - 8.49%
     648,400   Abbott Laboratories.............................       30,799,000
      54,500   Allergan, Inc. .................................        3,438,950
     436,500 * Amgen, Inc. ....................................       20,790,495
      61,800 * Biogen, Inc. ...................................        3,082,584

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - Continued
     806,000   Bristol Myers Squibb Co. .......................   $   25,082,720
      78,900 * Chiron Corp. ...................................        2,856,180
     468,200   Eli Lilly & Co. ................................       30,292,540
      74,400 * Forest Laboratories, Inc. ......................        5,492,952
      88,400 * Genzyme Corp. ..................................        2,831,452
     102,300 * King Pharmaceuticals, Inc. .....................        2,767,215
     119,700   McKesson Corp. .................................        4,488,750
     947,600   Merck & Co., Inc. ..............................       54,107,960
   2,618,900   Pfizer, Inc. ...................................       90,613,940
     540,400   Pharmacia Corp. ................................       23,339,876
     609,900   Schering-Plough Corp. ..........................       16,131,855
      44,300 * Watson Pharmaceuticals, Inc. ...................        1,151,800
     549,500   Wyeth...........................................       30,497,250
                                                                  --------------
                                                                     347,765,519
                                                                  --------------
               ELECTRONICS/ELECTRICAL
               EQUIPMENT - 1.40%
     193,100 * Agilent Technologies, Inc. .....................        5,092,047
      81,700 * American Power Conversion Corp. ................        1,140,532
      88,500   Applera Corp. ..................................        1,610,700
      77,500 * Comverse Technology, Inc. ......................          918,375
     393,600 * Corning, Inc. ..................................        1,889,280
     175,100   Emerson Electric Co. ...........................       10,129,535
      82,300 * Jabil Circuit, Inc. @...........................        1,889,608
     565,300 * JDS Uniphase Corp. .............................        1,984,203
      36,400   Johnson Controls, Inc. .........................        3,205,384
      19,900   Millipore Corp. ................................          787,642
      80,800   Molex, Inc. @...................................        3,050,200
      60,200 * Nvidia Corp. @..................................        2,014,292
      49,000   Parker Hannifin Corp. ..........................        2,401,000
      51,000   Perkinelmer, Inc. ..............................          712,470
     101,800   Pitney Bowes, Inc. .............................        4,168,710
      68,900 * PMC-Sierra, Inc. ...............................          979,758
      32,800 * Power-One, Inc. ................................          294,872
     217,800 * Sanmina Corp. ..................................        2,504,700
     341,800 * Solectron Corp. ................................        2,761,744
      95,400   Symbol Technologies, Inc. ......................          817,578
      38,400 * Tektronix, Inc. ................................          778,752
      74,200 * Thermo Electron Corp. ..........................        1,362,312
      24,000 * Thomas & Betts Corp. ...........................          523,680
      39,000   W. W. Grainger, Inc. ...........................        2,050,620
      54,400 * Waters Corp. ...................................        1,450,304
     299,800 * Xerox Corp. @...................................        2,689,206
                                                                  --------------
                                                                      57,207,504
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ENTERTAINMENT - 0.18%
      72,100   Hasbro, Inc. ...................................   $    1,103,130
      37,200 * International Game Technology...................        2,325,000
     179,600   Mattel, Inc. ...................................        3,814,704
                                                                  --------------
                                                                       7,242,834
                                                                  --------------
               FINANCE COMPANIES - 0.90%
      89,500   Capital One Financial Corp. @...................        5,588,380
      51,000   Countrywide Credit Industries, Inc. ............        2,514,810
     190,600   Household International, Inc. ..................        9,749,190
     354,800   MBNA Corp. .....................................       12,847,308
      65,200   SLM Corp. ......................................        6,290,496
                                                                  --------------
                                                                      36,990,184
                                                                  --------------
               FINANCIAL SERVICES - 4.53%
     555,800   American Express Co. ...........................       23,627,058
   2,143,100   Citigroup, Inc. ................................       92,539,058
      60,500   Equifax, Inc. ..................................        1,671,615
     416,100   Fannie Mae......................................       33,292,161
     289,500   Freddie Mac.....................................       18,976,725
      76,000   H & R Block, Inc. ..............................        3,412,400
     124,700   John Hancock Financial Services, Inc. ..........        4,575,243
     156,000   Paychex, Inc. ..................................        5,405,400
      92,400   Stillwell Financial, Inc. ......................        1,995,840
                                                                  --------------
                                                                     185,495,500
                                                                  --------------
               FOODS - 1.59%
     272,200   Archer Daniels Midland Co. .....................        3,960,510
     170,300   Campbell Soup Co. ..............................        4,810,975
     224,300   ConAgra, Inc. ..................................        5,520,023
     152,000   General Mills, Inc. ............................        6,916,000
     146,300   H J Heinz Co. ..................................        5,944,169
      56,600   Hershey Foods Corp. ............................        3,776,918
     169,700   Kellogg Co. ....................................        6,227,990
     326,800   Sara Lee Corp. .................................        6,888,944
     237,900   Unilever NV @...................................       15,587,208
      93,600   Wm. Wrigley Jr. Co. @...........................        5,364,216
                                                                  --------------
                                                                      64,996,953
                                                                  --------------
               FOOTWEAR - 0.16%
     111,600   Nike, Inc., Class B.............................        5,998,500
      24,600 * Reebok International, Ltd. .....................          644,028
                                                                  --------------
                                                                       6,642,528
                                                                  --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                    5
             STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FREIGHT - 0.18%
     124,200 * FedEx Corp. ....................................   $    6,700,590
      25,300   Ryder Systems, Inc. ............................          756,470
                                                                  --------------
                                                                       7,457,060
                                                                  --------------
               HARDWARE & TOOLS - 0.09%
      33,300   Black & Decker Corp. ...........................        1,591,407
      24,100   Snap-on, Inc. ..................................          761,560
      35,600   Stanley Works...................................        1,515,848
                                                                  --------------
                                                                       3,868,815
                                                                  --------------
               HEALTHCARE - 0.95%
      22,400   Bausch & Lomb, Inc. @...........................          846,048
     187,200   Cardinal Health, Inc. ..........................       12,441,312
     100,600 * Health Management Associates, Inc., Class A.....        2,071,354
     163,300 * HealthSouth Corp. ..............................        2,310,695
      70,400 * Humana, Inc. ...................................        1,071,488
     123,400   IMS Health, Inc. ...............................        2,597,570
      42,600 * Manor Care, Inc. ...............................        1,103,340
     129,800   UnitedHealth Group, Inc. .......................       11,785,840
      60,100 * Wellpoint Health Networks, Inc., Class A........        4,457,016
                                                                  --------------
                                                                      38,684,663
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.18%
      17,200   Cummins Engine Co., Inc. @......................          633,132
      61,800   Dana Corp. .....................................        1,317,576
      29,000   Eaton Corp. ....................................        2,343,780
      24,900 * Navistar International Corp. ...................          884,199
      48,150   PACCAR, Inc. ...................................        2,130,156
                                                                  --------------
                                                                       7,308,843
                                                                  --------------
               HOME BUILDERS - 0.09%
      25,400   Centex Corp. ...................................        1,365,250
      21,000   KB Home @.......................................        1,082,130
      25,000   Pulte Corp. @...................................        1,355,750
                                                                  --------------
                                                                       3,803,130
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.50%
     214,500   HCA, Inc. ......................................       10,538,385
     135,500 * Tenet Healthcare Corp. .........................       10,094,750
                                                                  --------------
                                                                      20,633,135
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HOSPITAL SUPPLIES - 3.46%
      43,300   AmerisourceBergen Corp. ........................   $    3,337,997
     245,900   Baxter International, Inc. .....................       13,204,830
     107,900   Becton, Dickinson and Co. ......................        4,057,040
     112,400   Biomet, Inc. ...................................        3,173,052
     167,900 * Boston Scientific Corp. ........................        4,676,015
      21,300   CR Bard, Inc. ..................................        1,173,630
   1,277,800   Johnson & Johnson...............................       78,393,030
     504,200   Medtronic, Inc. ................................       23,268,830
      36,300 * St. Jude Medical, Inc. .........................        3,063,720
      82,100 * Stryker Corp. ..................................        4,479,376
      80,600 * Zimmer Holdings, Inc. ..........................        2,819,388
                                                                  --------------
                                                                     141,646,908
                                                                  --------------
               HOUSEHOLD PRODUCTS - 0.52%
      97,100   Clorox Co. .....................................        4,447,180
     229,700   Colgate-Palmolive Co. ..........................       12,449,740
     111,400   Newell Rubbermaid, Inc. ........................        3,804,310
      23,900   Tupperware Corp. ...............................          528,907
                                                                  --------------
                                                                      21,230,137
                                                                  --------------
               HUMAN RESOURCES - 0.04%
      73,200 * Robert Half International, Inc. ................        1,806,576
                                                                  --------------
               INFORMATION PROCESSING - HARDWARE - 4.35%
     147,200 * Apple Computer, Inc. ...........................        3,429,760
   3,055,500 * Cisco Systems, Inc. ............................       48,215,790
   1,086,000 * Dell Computer Corp. ............................       29,159,100
     134,900 * Gateway, Inc. ..................................          723,064
   1,257,648   Hewlett-Packard Co. @...........................       24,008,500
     717,600   International Business Machines.................       57,730,920
      54,100 * Lexmark International Group, Inc., Class A......        3,378,545
     139,100 * Network Appliance, Inc. @.......................        1,809,691
     240,500 * Palm, Inc. .....................................          382,395
   1,353,200 * Sun Microsystems, Inc. .........................        9,323,548
                                                                  --------------
                                                                     178,161,313
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - SERVICES - 0.76%
      71,100 * Computer Sciences Corp. ........................   $    3,368,007
     200,200   Electronic Data Systems Corp. ..................       10,574,564
     922,900 * EMC Corp. ......................................        6,691,025
      79,300 * Fiserv, Inc. ...................................        3,373,422
      40,500 * NCR Corp. ......................................        1,480,275
     134,200 * Unisys Corp. ...................................        1,535,248
     242,300 * Yahoo, Inc. @...................................        3,881,646
                                                                  --------------
                                                                      30,904,187
                                                                  --------------
               INFORMATION PROCESSING - SOFTWARE - 4.59%
      98,700   Adobe Systems, Inc. ............................        3,563,070
      45,600   Autodesk, Inc. .................................          615,600
     258,300   Automatic Data Processing, Inc. ................       13,410,936
     101,000 * BMC Software, Inc. .............................        1,707,910
      78,400 * Citrix Systems, Inc. ...........................          836,528
     240,500   Computer Associates International, Inc. ........        4,175,080
     156,200 * Compuware Corp. ................................        1,151,194
     158,900   First Data Corp. ...............................       12,584,880
      88,600 * Intuit, Inc. ...................................        3,874,478
      34,500 * Mercury Interactive Corp. @.....................        1,168,170
   2,255,800 * Microsoft Corp. ................................      114,842,778
     151,200 * Novell, Inc. ...................................          518,616
   2,289,900 * Oracle Corp. ...................................       18,136,008
     108,800 * Parametric Technology Corp. ....................          378,624
     126,200 * Peoplesoft, Inc. ...............................        2,590,886
      80,900 * Rational Software Corp. ........................          920,642
     192,600 * Siebel Systems, Inc. ...........................        3,514,950
     167,000 * Veritas Software Corp. .........................        3,785,890
                                                                  --------------
                                                                     187,776,240
                                                                  --------------
               INSURANCE - CASUALTY - 0.61%
     108,000   Ace, Ltd. ......................................        3,737,880
      70,900   Chubb Corp. ....................................        5,328,844
      91,800   Progressive Corp. ..............................        5,435,478
      53,000   Safeco Corp. ...................................        1,695,470
      86,600   St. Paul Companies, Inc. .......................        3,690,026
      55,200   XL Capital, Ltd., Class A.......................        4,886,304
                                                                  --------------
                                                                      24,774,002
                                                                  --------------

--------------------------------------------------------------------------------

 6                                                    May 31, 2002
             STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INSURANCE - LIFE - 0.38%
      60,400   CIGNA Corp. ...................................   $    6,405,420
     143,500 * Conseco, Inc. @................................          400,365
      62,900   Jefferson-Pilot Corp. .........................        2,994,669
      79,100   Lincoln National Corp. ........................        3,545,262
      51,800   Torchmark Corp. ...............................        2,090,648
                                                                 --------------
                                                                     15,436,364
                                                                 --------------
               INSURANCE - MISCELLANEOUS - 0.52%
      43,800   Ambac Financial Group, Inc. ...................        2,950,368
     114,400   Marsh & McLennan Companies, Inc. ..............       11,542,960
      62,000   MBIA, Inc. ....................................        3,478,820
      44,600   MGIC Investment Corp. .........................        3,245,988
                                                                 --------------
                                                                     21,218,136
                                                                 --------------
               INSURANCE - MULTILINE - 2.94%
      60,200   Aetna, Inc. ...................................        2,880,570
     217,400   AFLAC, Inc. ...................................        6,991,584
     296,800   Allstate Corp. ................................       11,420,864
   1,088,200 + American International Group, Inc. ............       72,876,754
     112,000   Aon Corp. .....................................        3,744,160
      67,000   Cincinnati Financial Corp. @...................        3,040,460
     102,000   Hartford Financial Services Group, Inc. .......        6,732,000
     301,800   MetLife, Inc. @................................       10,028,814
     100,600   UnumProvident Corp. ...........................        2,545,180
                                                                 --------------
                                                                    120,260,386
                                                                 --------------
               LEISURE TIME - 0.42%
      36,600   Brunswick Corp. ...............................          973,560
     244,200   Carnival Corp., Class A........................        7,423,680
     126,400   Harley-Davidson, Inc. .........................        6,646,112
      59,500 * Sabre Group Holdings, Inc., Class A............        2,344,300
                                                                 --------------
                                                                     17,387,652
                                                                 --------------
               LODGING - 0.28%
      46,900 * Harrah's Entertainment, Inc. ..................        2,234,785
     154,200   Hilton Hotels Corp. ...........................        2,189,640
     100,600   Marriott International, Inc., Class A..........        4,068,264
      82,200   Starwood Hotels & Resorts Worldwide, Inc.,
               Class B........................................        2,909,058
                                                                 --------------
                                                                     11,401,747
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY - 0.80%
     142,900   Caterpillar, Inc. ..............................   $    7,469,383
      39,100   Cooper Industries, Ltd., Class A................        1,695,767
      24,900   Crane Co. ......................................          690,477
      98,900   Deere & Co. ....................................        4,648,300
      84,500   Dover Corp. ....................................        3,007,355
     126,800   Illinois Tool Works, Inc. ......................        9,006,604
      70,100   Ingersoll Rand Company, Ltd., Class A...........        3,529,535
      51,000   Pall Corp. .....................................        1,160,760
      76,800   Rockwell International Corp. ...................        1,684,992
                                                                  --------------
                                                                      32,893,173
                                                                  --------------
               MEDICAL TECHNOLOGY - 0.35%
     126,900 * Guidant Corp. ..................................        5,076,000
     226,900 * Immunex Corp. ..................................        5,726,956
     103,100 * MedImmune, Inc. @...............................        3,352,812
                                                                  --------------
                                                                      14,155,768
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 1.11%
      34,900   Dillards, Inc., Class A.........................        1,048,047
      79,800 * Federated Department Stores, Inc. ..............        3,304,518
     110,100   J.C. Penney Co., Inc. @.........................        2,693,046
     139,500 * Kohl's Corp. ...................................       10,462,500
     121,800   May Department Stores Co. ......................        4,284,924
     134,700   Sears, Roebuck and Co. .........................        7,954,035
     376,000   Target Corp. ...................................       15,585,200
                                                                  --------------
                                                                      45,332,270
                                                                  --------------
               MERCHANDISING - DRUG - 0.53%
     162,800   CVS Corp. ......................................        5,214,484
     425,600   Walgreen Co. ...................................       16,283,456
                                                                  --------------
                                                                      21,497,940
                                                                  --------------
               MERCHANDISING - FOOD - 0.79%
     169,600   Albertson's, Inc. @.............................        5,964,832
     333,200 * Kroger Co. .....................................        7,447,020
     209,000 * Safeway, Inc. ..................................        8,495,850
      54,900   Supervalue, Inc. ...............................        1,656,882
     276,800   SYSCO Corp. ....................................        7,708,880
      58,400   Winn-Dixie Stores, Inc. @.......................        1,133,544
                                                                  --------------
                                                                      32,407,008
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               MERCHANDISING - MASS - 2.66%
      47,600 * Big Lots, Inc. ................................   $      852,040
     188,400 * Costco Wholesale Corp. ........................        7,398,468
   1,856,700   Wal-Mart Stores, Inc. .........................      100,447,470
                                                                 --------------
                                                                    108,697,978
                                                                 --------------
               MERCHANDISING - SPECIALTY - 0.98%
      26,400   American Greetings Corp., Class A @............          545,688
     120,900 * Bed Bath & Beyond, Inc. .......................        4,146,870
     132,300 * Best Buy Co., Inc. @...........................        6,112,260
      86,900   Circuit City Stores, Inc. .....................        1,990,879
     138,400   Dollar General Corp. ..........................        2,379,096
      72,000   Family Dollar Stores, Inc. ....................        2,592,000
      62,100   Fortune Brands, Inc. ..........................        3,331,665
      55,900   Nordstrom, Inc. @..............................        1,376,258
     128,200 * Office Depot, Inc. ............................        2,343,496
      74,800   Radioshack Corp. ..............................        2,561,152
     192,700 * Staples, Inc. .................................        4,062,116
      60,300   Tiffany & Co. .................................        2,261,250
     227,200   TJX Companies, Inc. ...........................        4,791,648
      87,400 * Toys "R" Us, Inc. .............................        1,595,050
                                                                 --------------
                                                                     40,089,428
                                                                 --------------
               METALS - 0.92%
     133,600   Alcan, Inc. ...................................        5,090,160
     353,000   Alcoa, Inc. ...................................       12,347,940
      33,500   Allegheny Technologies, Inc. ..................          588,260
     223,100 * Barrick Gold Corp. @...........................        4,863,580
      60,200 * Freeport-McMoRan Copper & Gold, Inc., Class
               B @............................................        1,188,950
      75,900 * Inco, Ltd. @...................................        1,719,894
     163,200   Newmont Mining Corp. @.........................        5,093,472
      32,300   Nucor Corp. ...................................        2,153,441
      32,700   Phelps Dodge Corp. ............................        1,275,627
     136,600   Placer Dome, Inc. @............................        1,857,760
      41,100   United States Steel Corp. .....................          844,194
      35,000   Worthington Industries, Inc. ..................          533,750
                                                                 --------------
                                                                     37,557,028
                                                                 --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                    7
             STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MULTIMEDIA - 2.35%
   1,844,000 * AOL Time Warner, Inc. ..........................   $   34,482,800
      80,700   McGraw-Hill Companies, Inc. ....................        5,094,591
      20,600   Meredith Corp. .................................          833,064
     738,700 * Viacom, Inc., Class B...........................       36,166,752
     849,500   Walt Disney Co. ................................       19,462,045
                                                                  --------------
                                                                      96,039,252
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.19%
     212,400   El Paso Corp. ..................................        5,448,060
      51,400   Kinder Morgan, Inc. ............................        2,223,050
                                                                  --------------
                                                                       7,671,110
                                                                  --------------
               OIL AND GAS - 7.06%
      37,000   Amerada Hess Corp. .............................        3,043,250
     103,500   Anadarko Petroleum Corp. .......................        5,252,625
      57,000   Apache Corp. ...................................        3,173,760
     139,600   Baker Hughes, Inc. .............................        5,116,340
      65,200 * BJ Services Co. ................................        2,446,304
      83,800   Burlington Resources, Inc. .....................        3,402,280
     444,300   ChevronTexaco Corp. ............................       38,765,175
     260,300   Conoco, Inc. ...................................        6,996,864
      64,600   Devon Energy Corp. .............................        3,375,350
     146,000   Dynegy, Inc., Class A...........................        1,297,940
      47,900   EOG Resources, Inc. ............................        1,963,900
   2,849,400   ExxonMobil Corp. ...............................      113,776,542
     178,700   Halliburton Co. ................................        3,314,885
      41,800   Kerr-McGee Corp. ...............................        2,428,162
     129,200   Marathon Oil Corp. .............................        3,542,664
      25,500 * McDermott International, Inc. ..................          337,875
      58,800 * Nabors Industries, Inc. ........................        2,581,320
      55,200 * Noble Corp. ....................................        2,363,664
     156,000   Occidental Petroleum Corp. .....................        4,658,160
     159,200   Phillips Petroleum Co. .........................        9,161,960
      38,900   Rowan Companies, Inc. ..........................          999,730
     884,500   Royal Dutch Petroleum Co. ......................       48,647,500
     239,900   Schlumberger, Ltd. .............................       12,388,436
      31,400   Sunoco, Inc. ...................................        1,116,584
     133,100   Transocean Sedco Forex, Inc. ...................        5,080,427
     101,900   Unocal Corp. ...................................        3,751,958
                                                                  --------------
                                                                     288,983,655
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PAPER/FOREST PRODUCTS - 0.65%
      45,900   Avery Dennison Corp. ...........................   $    3,000,483
      24,200   Boise Cascade Corp. @...........................          861,036
      96,000   Georgia-Pacific Corp. ..........................        2,562,240
     200,600   International Paper Co. ........................        8,645,860
      43,200   Louisiana Pacific Corp. ........................          455,760
      82,900   Meadwestvaco Corp. .............................        2,616,324
      76,200   Plum Creek Timber Co., Inc. ....................        2,314,194
      91,500   Weyerhaeuser Co. ...............................        5,993,250
                                                                  --------------
                                                                      26,449,147
                                                                  --------------
               PHOTOGRAPHY - 0.10%
     121,500   Eastman Kodak Co. @.............................        4,042,305
                                                                  --------------
               POLLUTION CONTROL - 0.20%
      81,900 * Allied Waste Industries, Inc. ..................          917,280
     261,400   Waste Management, Inc. .........................        7,175,430
                                                                  --------------
                                                                       8,092,710
                                                                  --------------
               PUBLISHING - NEWS - 0.51%
      35,000   Dow Jones & Co., Inc. ..........................        1,926,750
     110,600   Gannett Co., Inc. ..............................        8,383,480
      35,100   Knight-Ridder, Inc. ............................        2,310,633
      62,600   New York Times Co., Class A.....................        3,146,902
     124,000   Tribune Co. ....................................        5,271,240
                                                                  --------------
                                                                      21,039,005
                                                                  --------------
               PUBLISHING/PRINTING - 0.03%
      46,700   R. R. Donnelley & Sons Co. .....................        1,346,361
                                                                  --------------
               RAILROAD - 0.42%
     159,700   Burlington Northern Santa Fe Corp. .............        4,519,510
      89,000   CSX Corp. ......................................        3,061,600
     160,800   Norfolk Southern Corp. .........................        3,404,136
     103,700   Union Pacific Corp. ............................        6,350,588
                                                                  --------------
                                                                      17,335,834
                                                                  --------------
               REAL ESTATE INVESTMENT TRUSTS - 0.21%
     173,000   Equity Office Properties Trust..................        5,214,220
     113,100   Equity Residential Properties Trust.............        3,273,114
                                                                  --------------
                                                                       8,487,334
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RESTAURANTS - 0.67%
      73,050   Darden Restaurants, Inc. .......................   $    1,835,746
     535,300   McDonald's Corp. ...............................       16,026,882
     159,200 * Starbucks Corp. @...............................        3,865,376
      43,300   Wendy's International, Inc. ....................        1,644,101
      60,900 * Yum Brands, Inc. ...............................        3,891,510
                                                                  --------------
                                                                      27,263,615
                                                                  --------------
               SAVINGS & LOAN - 0.49%
      65,800   Golden West Financial Corp. ....................        4,603,368
     400,900   Washington Mutual, Inc. ........................       15,582,983
                                                                  --------------
                                                                      20,186,351
                                                                  --------------
               SCHOOLS - 0.06%
      71,900 * Apollo Group, Inc., Class A @...................        2,479,112
                                                                  --------------
               SECURITIES RELATED - 1.40%
      41,500   Bear Stearns Co., Inc. .........................        2,492,075
     569,200   Charles Schwab Corp. ...........................        6,881,628
     108,800   Franklin Resources, Inc. .......................        4,736,064
     101,700   Lehman Brothers Holdings, Inc. .................        6,203,700
     350,800   Merrill Lynch & Co., Inc. ......................       14,281,068
     458,900   Morgan Stanley Dean Witter & Co. ...............       20,861,594
      51,600   T. Rowe Price Group, Inc. ......................        1,863,276
                                                                  --------------
                                                                      57,319,405
                                                                  --------------
               SEMICONDUCTORS - 4.01%
     141,500 * Advanced Micro Devices, Inc. ...................        1,617,345
     160,800 * Altera Corp. ...................................        2,899,224
     151,900 * Analog Devices, Inc. ...........................        5,562,578
     683,100 * Applied Materials, Inc. ........................       15,151,158
     124,700 * Applied Micro Circuits Corp. @..................          766,905
     109,300 * Broadcom Corp., Class A @.......................        2,464,715
     106,500 * Conexant Systems, Inc. .........................          761,475
   2,796,000   Intel Corp. ....................................       77,225,520
      77,900 * KLA Tencor Corp. ...............................        4,060,927
     132,100   Linear Technology Corp. ........................        4,920,725
     152,800 * LSI Logic Corp. ................................        1,741,920
     135,700 * Maxim Integrated Products, Inc. ................        6,242,200
     250,000 * Micron Technology, Inc. ........................        5,895,000
      74,000 * National Semiconductor Corp. ...................        2,271,800
      59,700 * Novellus Systems, Inc. @........................        2,536,056
      38,700 * QLogic Corp. ...................................        1,769,364
      75,200 * Teradyne, Inc. .................................        2,036,416

--------------------------------------------------------------------------------

 8                                                    May 31, 2002
             STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - Continued
     723,300   Texas Instruments, Inc. ........................   $   20,737,011
      83,300 * Vitesse Semiconductor Corp. @...................          418,916
     139,700 * Xilinx, Inc. ...................................        4,925,822
                                                                  --------------
                                                                     164,005,077
                                                                  --------------
               TELECOMMUNICATIONS - 3.31%
     330,600 * ADC Telecommunications, Inc. ...................        1,107,510
     129,400   Alltel Corp. ...................................        6,662,806
      34,000 * Andrew Corp. ...................................          585,820
   1,473,800   AT&T Corp. .....................................       17,641,386
   1,125,900 * AT&T Wireless Services, Inc. ...................        9,131,049
     149,900 * Avaya, Inc. @...................................        1,037,308
      58,900   CenturyTel, Inc. ...............................        1,825,900
     136,900 * Ciena Corp. @...................................          774,854
     116,400 * Citizens Communications @.......................        1,094,160
   1,426,000   Lucent Technologies, Inc. @.....................        6,630,900
     927,100   Motorola, Inc. .................................       14,824,329
     332,800 * Nextel Communications, Inc. Class A @...........        1,617,408
   1,335,000   Nortel Networks Corp. @.........................        2,950,350
     319,600 * Qualcomm, Inc. .................................       10,112,144
     693,600   Qwest Communications
               International, Inc. ............................        3,578,976
      65,300   Scientific-Atlanta, Inc. @......................        1,270,085
     412,000 * Sprint Corp. @..................................        4,301,280
     171,200 * Tellabs, Inc. ..................................        1,653,792
   1,130,700   Verizon Communications, Inc. ...................       48,620,100
                                                                  --------------
                                                                     135,420,157
                                                                  --------------
               TOBACCO - 1.33%
     902,500   Philip Morris Companies, Inc. ..................       51,668,125
      69,900   UST, Inc. ......................................        2,679,267
                                                                  --------------
                                                                      54,347,392
                                                                  --------------
               UTILITIES - COMMUNICATION - 1.95%
     782,300   BellSouth Corp. ................................       26,034,944
   1,396,300   SBC Communications, Inc. .......................       47,879,127
     369,600   Sprint Corp. ...................................        6,079,920
                                                                  --------------
                                                                      79,993,991
                                                                  --------------
               UTILITIES - ELECTRIC - 2.60%
     221,900 * AES Corp. ......................................        1,453,445
      51,800   Allegheny Energy, Inc. .........................        1,861,174
      56,800   Ameren Corp. @..................................        2,483,296
     134,600   American Electric Power, Inc. ..................        5,751,458

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - Continued
     154,700 * Calpine Corp. @.................................   $    1,491,308
      68,700   Cinergy Corp. ..................................        2,504,115
      55,500   CMS Energy Corp. ...............................        1,002,330
      88,600   Consolidated Edison, Inc. @.....................        3,878,022
      68,400   Constellation Energy Group, Inc. ...............        2,070,468
     115,200   Dominion Resources, Inc. .......................        7,462,656
      67,900   DTE Energy Co. .................................        3,177,720
     344,900   Duke Energy Corp. ..............................       11,040,249
     135,300 * Edison International, Inc. .....................        2,524,698
      92,300   Entergy Corp. ..................................        4,059,354
     134,000   Exelon Corp. ...................................        7,167,660
     124,200   FirstEnergy Corp. ..............................        4,286,142
      73,400   FPL Group, Inc. ................................        4,623,466
     166,800 * Mirant Corp. ...................................        1,584,600
      86,400   NiSource, Inc. .................................        2,093,472
     161,300 * Pacific Gas & Electric Co. .....................        3,467,950
      35,300   Pinnacle West Capital Corp. ....................        1,415,883
      61,200   PPL Corp. ......................................        2,165,868
      91,300   Progress Energy, Inc. ..........................        4,733,905
      85,400   Public Service Enterprise
               Group, Inc. ....................................        3,866,912
     123,900   Reliant Energy, Inc. ...........................        2,107,539
     290,300   Southern Co. ...................................        7,838,100
      58,200   TECO Energy, Inc. @.............................        1,449,180
     110,100   TXU Corp. ......................................        5,651,433
     152,900   Xcel Energy, Inc. ..............................        3,285,821
                                                                  --------------
                                                                     106,498,224
                                                                  --------------
               UTILITIES -
               GAS, DISTRIBUTION - 0.13%
      58,000   Keyspan Corp. @.................................        2,195,880
      18,000   Nicor, Inc. ....................................          865,080
      86,500   Sempra Energy...................................        2,163,365
                                                                  --------------
                                                                       5,224,325
                                                                  --------------
               UTILITIES - GAS, PIPELINE - 0.09%
      14,700   Peoples Energy Corp. ...........................          578,886
     214,900   Williams Companies, Inc. .......................        3,051,580
                                                                  --------------
                                                                       3,630,466
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $2,938,011,380)...........................    4,077,556,439
                                                                  --------------

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 0.22%
             COMMERCIAL PAPER - 0.15%
 $ 6,000,000 UBS Finance, Inc.................................   $    5,999,397
                                                                 --------------
             REPURCHASE AGREEMENT - 0.05%
   2,185,000 State Street Bank, 1.70% dated 5/31/02 to be
             repurchased at $2,185,310 on 6/03/02,
             collateralized by Federal Home Loan Mortgage
             Corp. notes, 5.75%, 3/15/09, with a market value
             of $2,254,500....................................        2,185,000
                                                                 --------------
             U.S. TREASURY BILLS - 0.02%
     175,000  1.70% due 6/27/02...............................          174,587
      35,000  1.69% due 6/13/02...............................           34,980
      10,000  1.67% due 6/27/02...............................            9,988
     560,000  1.64% due 6/13/02...............................          559,695
      35,000  1.62% due 6/13/02...............................           34,981
                                                                 --------------
                                                                        814,231
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $8,998,628)................................        8,998,628
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $2,947,010,008) - 99.89%...................    4,086,555,067
                                                                 --------------
             Other assets and liabilities,
             net - 0.11%......................................        4,499,192
                                                                 --------------
             NET ASSETS - 100%................................   $4,091,054,259
                                                                 --------------
             * Non-income producing
             + Security represents an investment in an affiliated company
             @ The security or a portion thereof is out on loan (see Note 6)

--------------------------------------------------------------------------------

 May 31, 2002                                                    9
             STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

                                                                  UNREALIZED
 CONTRACTS                                                       DEPRECIATION

-------------------------------------------------------------------------------
           FUTURES CONTRACTS PURCHASED(1)
           (Delivery month/Value at 5/31/02)
  50(2)     S&P 500 Index
           (June 2002/$1,068)................................   $     (733,952)
                                                                --------------

(1) U.S. Treasury Bills with a market value of $814,231 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 250.

--------------------------------------------------------------------------------

 10                            MID CAP INDEX FUND     May 31, 2002

-------------------------------------------------------------
                 Average Annual Total Return
-------------------------------------------------------------
    1 Year               5 Years                 10 Years
-------------------------------------------------------------
    2.03%                14.61%                  15.13%

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                                Mid Cap             S&P Mid Cap
                               Index Fund            400 Index
                               ----------           -----------
6/1/1992                       $10,000.00           $10,000.00
12/31/1992                      11,192.71            11,277.29
12/1993                         12,636.85            12,850.70
12/1994                         12,163.93            12,389.78
12/1995                         15,877.40            16,223.33
12/1996                         18,859.77            19,345.33
12/1997                         24,849.28            25,581.82
12/1998                         29,569.00            30,465.07
12/1999                         33,979.28            34,952.95
12/2000                         39,613.43            41,071.95
12/2001                         39,241.45            40,823.21
5/31/2002                       40,902.30            42,632.74

   The S&P Mid Cap 400(R) Index is an index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings


   1. Electronic Arts, Inc. ....   0.98%
   2. Quest Diagnostics, Inc. ..   0.94%
   3. M&T Bank Corp. ...........   0.90%
   4. SunGard Data Systems, Inc.   0.87%
   5. Affiliated Computer
       Services, Inc., Class A..   0.81%
   6. Gilead Sciences, Inc. ....   0.77%
   7. RJ Reynolds Tobacco
       Holdings, Inc. ..........   0.73%
   8. IDEC Pharmaceuticals
       Corp. ...................   0.73%
   9. North Fork Bancorporation,
       Inc. ....................   0.71%
  10. Microchip Technology, Inc.   0.66%


MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did the Fund perform relative to its benchmark?
The Mid Cap Index Fund added three basis points to the index return, with a 2.03% return for the twelve month period.

What were the dominant themes for the Fund and the index?
The S&P 400 Mid Cap Index started the year with four straight monthly declines and was down nearly 17% through September; however, it recovered nicely and, even with a slight sell off in the last two months, finished the fiscal year up 2.39%.

Which holdings were among the Fund's best performers?
Several consumer related industries provided significant positive returns to offset the declines of most technology related industries.

What is your outlook for the next fiscal period?
We anticipate that the correction from the "internet bubble" is behind us, and that the economy and markets are in the early stages of a recovery. We further expect that the recovery will be slow and fragmented.

--------------------------------------------------------------------------------

 May 31, 2002     MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS  11

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 97.78%
               ADVERTISING - 0.43%
      70,800 * Catalina Marketing Corp. .......................   $    2,357,640
     121,350   Harte-Hanks, Inc. ..............................        2,656,351
                                                                  --------------
                                                                       5,013,991
                                                                  --------------
               AEROSPACE/DEFENSE - 0.80%
     100,800 * L-3 Communications Holdings, Inc. @.............        6,360,480
      13,400 * Sequa Corp., Class A............................          731,640
      97,500 * Titan Corp. @...................................        2,096,250
                                                                  --------------
                                                                       9,188,370
                                                                  --------------
               AIRLINES - 0.12%
      34,100 * Alaska Air Group, Inc. .........................          949,685
      49,200 * Atlas Air Worldwide Holdings, Inc. @............          422,136
                                                                  --------------
                                                                       1,371,821
                                                                  --------------
               APPAREL & PRODUCTS - 1.44%
     127,000 * Abercrombie and Fitch Co., Class A..............        3,683,000
      92,400 * American Eagle Outfitters, Inc. ................        2,051,280
      62,700   Claire's Stores, Inc. ..........................        1,263,405
      56,700 * Coach, Inc. ....................................        2,963,142
      38,200 * Land's End, Inc. ...............................        2,365,726
     102,200   Ross Stores, Inc. ..............................        4,308,752
                                                                  --------------
                                                                      16,635,305
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.77%
      70,100 * Furniture Brands International, Inc. ...........        2,651,883
      97,300   Herman Miller, Inc. ............................        2,282,658
      75,300   HON Industries, Inc. ...........................        2,137,014
      47,300   Lancaster Colony Corp. .........................        1,837,132
                                                                  --------------
                                                                       8,908,687
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 1.27%
      85,600   ArvinMeritor, Inc. .............................        2,285,520
      33,800   Borg-Warner, Inc. ..............................        2,176,720
      38,900   Carlisle Companies, Inc. .......................        1,445,524
      56,700   Donaldson Co., Inc. ............................        2,240,784
      82,500 * Lear Corp. .....................................        3,813,150
      42,800   Modine Manufacturing Co. .......................        1,209,100
      33,300   Superior Industries International, Inc. ........        1,523,808
                                                                  --------------
                                                                      14,694,606
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - REPLACEMENT PARTS - 0.70%
      38,400   Kaydon Corp. ...................................   $      994,560
      51,700 * SPX Corp. ......................................        7,108,750
                                                                  --------------
                                                                       8,103,310
                                                                  --------------
               BANKS - 7.17%
      92,860   Associated Banc Corp. ..........................        3,514,751
      98,700   Bank Hawaii Corp. ..............................        2,857,365
     195,100   Banknorth Group, Inc. ..........................        5,246,239
      61,800   City National Corp. ............................        3,353,268
     148,000   Colonial BancGroup, Inc. .......................        2,279,200
      85,000   Commerce Bancorp, Inc. .........................        4,091,900
     163,800   Compass Bancshares, Inc. .......................        5,700,240
      61,400   First Virginia Banks, Inc. @....................        3,492,432
     109,000   FirstMerit Corp. ...............................        3,014,940
      64,300   Greater Bay Bancorp @...........................        2,114,827
     204,400   Hibernia Corp., Class A.........................        4,102,308
     119,400   M&T Bank Corp. .................................       10,408,098
      89,700   Mercantile Bankshares Corp. ....................        3,727,035
     261,500   National Commerce Financial Corp. ..............        7,238,320
     208,600   North Fork Bancorporation, Inc. ................        8,200,066
      63,300   Provident Financial Group, Inc. ................        1,866,084
      59,400 * Silicon Valley Bancshares.......................        1,848,528
      98,400   TCF Financial Corp. ............................        5,043,984
      44,500   Westamerica Bancorp. ...........................        1,979,360
      42,000   Wilmington Trust Corp. .........................        2,621,640
                                                                  --------------
                                                                      82,700,585
                                                                  --------------
               BEVERAGES - 0.56%
     112,400 * Constellation Brands, Inc., Class A.............        3,312,428
     200,300   Pepsiamericas, Inc. ............................        3,184,770
                                                                  --------------
                                                                       6,497,198
                                                                  --------------
               BROADCASTING - 1.51%
     141,400   AH Belo Corp. ..................................        3,387,944
      66,100 * Emmis Broadcasting Corp., Class A...............        1,956,560
      62,800 * Entercom Communications Corp. @.................        3,300,140
     139,400 * Hispanic Broadcasting Corp. ....................        3,479,424
     137,900 * Westwood One, Inc. .............................        5,260,885
                                                                  --------------
                                                                      17,384,953
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BUILDING MATERIALS - 0.90%
      97,500   Fastenal Co. @..................................   $    3,852,225
      62,300   Martin Marietta Materials, Inc. ................        2,492,000
     144,500   RPM, Inc. ......................................        2,274,430
      50,000   York International Corp. .......................        1,772,500
                                                                  --------------
                                                                      10,391,155
                                                                  --------------
               CHEMICAL - 2.12%
      89,600 * Airgas, Inc. ...................................        1,460,480
      53,500   Albemarle Corp. ................................        1,705,580
      79,900   Cabot Corp. ....................................        1,967,937
     145,200   Crompton Corp. .................................        1,643,664
      51,000 * Cytec Industries, Inc. .........................        1,580,490
      49,800   Ferro Corp. ....................................        1,463,622
      40,236 * FMC Corp. ......................................        1,428,378
      36,400   H.B. Fuller Co. ................................        1,050,140
      65,700   Lubrizol Corp. .................................        2,300,157
     151,100   Lyondell Chemical Co. ..........................        2,481,062
      25,100   Minerals Technologies, Inc. ....................        1,319,005
      60,100   Olin Corp. .....................................        1,182,768
      37,500   Schulman (A), Inc. @............................          743,625
     134,400   Solutia, Inc. ..................................        1,095,360
      63,800   Valspar Corp. @.................................        2,992,220
                                                                  --------------
                                                                      24,414,488
                                                                  --------------
               COAL - 0.14%
      67,200   Arch Coal, Inc. ................................        1,579,200
                                                                  --------------
               COMMERCIAL SERVICES - 0.91%
      61,400 * Dycom Industries, Inc. .........................          810,480
      53,800 * Plexus Corp. @..................................        1,216,418
      78,100 * Quanta Services, Inc. @.........................          981,717
      38,600   Rollins, Inc. ..................................          806,740
      78,800 * Sotheby's Holdings, Inc., Class A @.............        1,103,988
      94,200 * United Rentals, Inc. @..........................        2,198,628
     114,300   Viad Corp. .....................................        3,391,281
                                                                  --------------
                                                                      10,509,252
                                                                  --------------
               CONTAINERS - PAPER - 0.53%
     135,600 * Packaging Corp. of America......................        2,730,984
     122,800   Sonoco Products Co. ............................        3,431,032
                                                                  --------------
                                                                       6,162,016
                                                                  --------------

--------------------------------------------------------------------------------

 12                                                   May 31, 2002
            MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - 3.23%
      55,400 * Barr Laboratories, Inc. @.......................   $    3,686,316
      77,500 * Covance, Inc. ..................................        1,414,375
     248,500 * Gilead Sciences, Inc. ..........................        8,861,510
     104,800   ICN Pharmaceuticals, Inc. @.....................        2,937,544
     195,900 * IDEC Pharmaceuticals Corp. @....................        8,402,151
      85,300 * Incyte Pharmaceuticals, Inc. ...................          626,870
     253,600 * IVAX Corp. @....................................        3,317,088
     161,700   Mylan Laboratories, Inc. .......................        5,002,998
     100,200 * Sepracor, Inc. @................................        1,173,342
      96,300 * Vertex Pharmaceuticals, Inc. ...................        1,899,999
                                                                  --------------
                                                                      37,322,193
                                                                  --------------
               ELECTRONICS/ELECTRICAL EQUIPMENT - 4.03%
      42,100   Ametek, Inc. ...................................        1,589,696
     128,100 * Arrow Electronics, Inc. ........................        3,205,062
     152,500   Avnet, Inc. ....................................        3,527,325
     314,200 * Cadence Design Systems, Inc. ...................        6,051,492
      79,300 * Commscope, Inc. ................................        1,123,681
     117,400 * Energizer Holdings, Inc. .......................        3,163,930
      41,100 * FEI Co. @.......................................        1,101,480
      96,500 * Gentex Corp. ...................................        2,984,745
      71,600 * Graftech International, Ltd. ...................          824,116
      75,300   Hubbell, Inc., Class B..........................        2,782,335
     110,300 * Kemet Corp. ....................................        2,230,266
     140,500 * Lattice Semiconductor Corp. ....................        1,503,350
      50,200 * MIPS Technologies, Inc., Class B................          336,340
      47,100 * Newport Corp. ..................................          830,844
      69,700   Pittston Brink's Group..........................        1,882,597
     128,300 * Polycom, Inc. @.................................        2,456,945
      90,600 * Semtech Corp. ..................................        2,978,928
      50,000   Teleflex, Inc. .................................        2,872,500
     204,600 * Vishay Intertechnology, Inc. ...................        5,024,976
                                                                  --------------
                                                                      46,470,608
                                                                  --------------
               ENTERTAINMENT - 1.66%
     177,200 * Electronic Arts, Inc. ..........................       11,340,800
      73,600 * GTECH Holdings Corp. ...........................        2,071,840
      68,300   International Speedway Corp., Class B...........        2,788,689
      65,100 * Macrovision Corp. ..............................        1,050,063
     118,800 * Six Flags, Inc. ................................        1,907,928
                                                                  --------------
                                                                      19,159,320
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FERTILIZERS - 0.18%
     147,700   IMC Global, Inc. ...............................   $    2,070,754
                                                                  --------------
               FINANCE COMPANIES - 0.44%
     109,000 * AmeriCredit Corp. @.............................        3,825,900
      82,000   Metris Companies, Inc. @........................        1,207,040
                                                                  --------------
                                                                       5,032,940
                                                                  --------------
               FINANCIAL SERVICES - 1.54%
      68,000   Allmerica Financial Corp. ......................        3,301,400
      88,900   Eaton Vance Corp. ..............................        3,107,055
      77,400 * IndyMac Bancorp, Inc. ..........................        1,790,262
      62,400 * Investment Technology Group, Inc. ..............        2,271,360
      33,200 * NCO Group, Inc. @...............................          835,312
      90,400   Neuberger Berman, Inc. .........................        3,935,112
     102,800   Waddell & Reed Financial, Inc., Class A.........        2,539,160
                                                                  --------------
                                                                      17,779,661
                                                                  --------------
               FOODS - 3.04%
     111,800 * Dean Foods Co. @................................        4,080,700
      71,700   Dole Food Co., Inc. ............................        2,385,459
      44,300   Dreyer's Grand Ice Cream, Inc. .................        1,946,099
     178,200   Hormel Foods Corp. .............................        4,349,862
      55,600   Interstate Bakeries Corp. ......................        1,506,204
     178,200   McCormick & Co., Inc. ..........................        4,679,532
      60,800   Sensient Technologies Corp. ....................        1,451,296
     143,400 * Smithfield Foods, Inc. .........................        2,638,560
      66,700   Smucker, J.M. Co. ..............................        2,221,110
      66,839   Tootsie Roll Industries, Inc. ..................        3,148,785
     454,800   Tyson Foods, Inc., Class A @....................        6,712,848
                                                                  --------------
                                                                      35,120,455
                                                                  --------------
               FOOTWEAR - 0.31%
      28,500 * Payless ShoeSource, Inc. .......................        1,593,435
      49,900 * Timberland Co. Class A..........................        1,935,122
                                                                  --------------
                                                                       3,528,557
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FREIGHT - 1.76%
      61,800   Airborne Freight Corp. @........................   $    1,394,826
      52,000   Alexander & Baldwin, Inc. ......................        1,430,520
     108,500   CH Robinson Worldwide, Inc. ....................        3,675,980
      62,800   CNF Transportation, Inc. .......................        2,261,428
      61,400 * EGL, Inc. @.....................................        1,020,468
      66,300   Expeditors International of Washington, Inc. ...        3,918,330
      62,500   GATX Corp. @....................................        1,996,875
      48,800 * J.B. Hunt Transport Services, Inc. .............        1,333,704
      44,000   Overseas Shipholding Group, Inc. ...............          981,640
     109,500 * Swift Transportation Co., Inc. .................        2,295,120
                                                                  --------------
                                                                      20,308,891
                                                                  --------------
               HEALTHCARE - 3.85%
     118,800 * Advance PCS.....................................        2,827,440
     136,700 * Apogent Technologies, Inc. .....................        3,399,729
      70,000 * Apria Healthcare Group, Inc. ...................        1,656,900
      76,000 * Edwards Lifesciences Corp. .....................        1,810,320
     128,000 * First Health Group Corp. .......................        3,514,880
     158,800 * Health Net, Inc. ...............................        4,597,260
     138,400 * Lincare Holdings, Inc. .........................        4,107,712
     112,400 * Oxford Health Plans, Inc. ......................        5,417,680
      44,400 * PacifiCare Health Systems, Inc., Class A @......        1,231,656
      87,000 * Patterson Dental Co. ...........................        4,385,670
      89,200 * Steris Corp. ...................................        1,886,580
      46,000 * Trigon Healthcare, Inc. ........................        4,763,300
      77,000 * Universal Health Services, Inc., Class B........        3,820,740
      70,600 * VISX, Inc. @....................................          963,690
                                                                  --------------
                                                                      44,383,557
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.20%
      26,600   Bandag, Inc. ...................................          851,200
      57,800   Federal Signal Corp. @..........................        1,462,340
                                                                  --------------
                                                                       2,313,540
                                                                  --------------
               HOME BUILDERS - 1.06%
     176,800   Clayton Homes, Inc. ............................        3,118,752
     186,850   D R Horton, Inc. @..............................        4,581,562
      82,600   Lennar Corp. @..................................        4,519,872
                                                                  --------------
                                                                      12,220,186
                                                                  --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                   13
            MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HOSPITAL MANAGEMENT - 0.53%
      50,500 * Lifepoint Hospitals, Inc. ......................   $    1,964,955
      92,600 * Triad Hospitals, Inc. ..........................        4,184,594
                                                                  --------------
                                                                       6,149,549
                                                                  --------------
               HOSPITAL SUPPLIES - 1.70%
      78,800   Beckman Coulter, Inc. ..........................        3,936,060
     100,100   Dentsply International, Inc. ...................        4,010,006
      54,900 * Henry Schein, Inc. .............................        2,721,942
      80,500   Hillenbrand Industries, Inc. ...................        4,890,375
      86,600 * Varian Medical Systems, Inc. ...................        4,061,540
                                                                  --------------
                                                                      19,619,923
                                                                  --------------
               HOUSEHOLD PRODUCTS - 0.36%
      50,300   Church & Dwight Co., Inc. ......................        1,748,931
     121,900   Dial Corp. .....................................        2,462,380
                                                                  --------------
                                                                       4,211,311
                                                                  --------------
               HUMAN RESOURCES - 0.59%
      46,100   Kelly Services, Inc., Class A...................        1,201,366
      48,500 * Korn/Ferry International @......................          519,920
      97,700   Manpower, Inc. .................................        4,050,642
     126,100 * MPS Group, Inc. ................................        1,041,586
                                                                  --------------
                                                                       6,813,514
                                                                  --------------
               INFORMATION PROCESSING - HARDWARE - 1.16%
      57,300 * Avocent Corp. ..................................        1,294,980
      91,800   Diebold, Inc. ..................................        3,628,854
      50,200 * Infocus Corp. ..................................          588,344
     200,000 * Quantum Corp. ..................................        1,400,000
      87,800 * Sandisk Corp. @.................................        1,229,850
     135,100 * Storage Technology Corp. .......................        2,431,800
      70,800 * Tech Data Corp. ................................        2,851,116
                                                                  --------------
                                                                      13,424,944
                                                                  --------------
               INFORMATION PROCESSING - SERVICES - 5.51%
     452,400 * 3Com Corp. .....................................        2,515,344
     168,700 * Affiliated Computer Services, Inc., Class A.....        9,386,468
     152,700 * BISYS Group, Inc. ..............................        5,309,379
     187,900 * Ceridian Corp. @................................        4,295,394

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - SERVICES - Continued
      88,400 * Certegy, Inc. .................................   $    3,801,200
      99,400 * Checkfree Holdings Corp. @.....................        2,109,268
      68,200 * CSG Systems International, Inc. ...............        1,809,346
      95,300 * Dun & Bradstreet Corp. ........................        3,547,066
     108,700 * Gartner, Inc., Class B.........................        1,239,180
     114,800   Henry Jack & Associates, Inc. .................        2,266,152
      75,600 * Macromedia, Inc. ..............................        1,678,320
     144,400 * Mcdata Corp., Class A..........................        1,249,060
      82,900 * Mentor Graphics Corp. .........................        1,347,125
      65,800 * National Instruments Corp. ....................        2,328,662
     180,800 * Networks Associates, Inc. .....................        3,498,480
      90,000   Reynolds and Reynolds Co., Class A.............        2,740,500
     359,000 * SunGard Data Systems, Inc. ....................       10,095,080
      51,700 * Sykes Enterprises, Inc. .......................          489,082
      77,800 * Synopsys, Inc. @...............................        3,924,232
                                                                 --------------
                                                                     63,629,338
                                                                 --------------
               INFORMATION PROCESSING - SOFTWARE - 3.15%
     112,000 * Acxiom Corp. ..................................        1,991,360
      43,400 * Advent Software, Inc. .........................        1,731,660
     333,300 * Ascential Software Corp. ......................        1,029,897
      80,700 * ChoicePoint, Inc. .............................        4,810,527
     154,600 * DST Systems, Inc. .............................        7,638,786
      61,400 * Internet Security Systems, Inc. @..............        1,035,818
      97,000 * Keane, Inc. ...................................        1,408,440
     144,300 * Legato Systems, Inc. ..........................          903,318
      65,400 * Retek, Inc. @..................................        1,595,106
      72,200 * RSA Security, Inc. @...........................          415,078
     138,800   SEI Investments Co. ...........................        4,580,400
     126,900 * Sybase, Inc. ..................................        1,697,922
     182,700 * Symantec Corp. @...............................        6,279,399
      45,400 * Transaction Systems Architects, Inc., Class
               A .............................................          501,670
     100,300 * Wind River Systems, Inc. ......................          674,016
                                                                 --------------
                                                                     36,293,397
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - CASUALTY - 1.21%
      65,800   Everest Reinsurance Group, Ltd. ................   $    4,119,738
     121,070   Fidelity National Financial, Inc. ..............        3,705,953
      78,000   HCC Insurance Holdings, Inc. ...................        2,126,280
      71,100   Leucadia National Corp. ........................        2,441,574
      77,400 * Ohio Casualty Corp. ............................        1,618,434
                                                                  --------------
                                                                      14,011,979
                                                                  --------------
               INSURANCE - LIFE - 0.63%
      61,100   Mony Group, Inc. @..............................        2,125,058
      88,100   Protective Life Corp. ..........................        2,947,826
      38,400   StanCorp Financial Group, Inc. .................        2,253,312
                                                                  --------------
                                                                       7,326,196
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 0.99%
      57,200   PMI Group, Inc. ................................        4,896,320
     120,500   Radian Group, Inc. .............................        6,543,150
                                                                  --------------
                                                                      11,439,470
                                                                  --------------
               INSURANCE - MULTILINE - 1.36%
      87,800   American Financial Group, Inc. .................        2,347,772
     108,800   Arthur J. Gallagher & Co. ......................        3,835,200
      52,300   Horace Mann Educators Corp. ....................        1,064,305
     152,800   Old Republic International Corp. ...............        5,072,960
      86,800   Unitrin, Inc. ..................................        3,407,768
                                                                  --------------
                                                                      15,728,005
                                                                  --------------
               LEISURE TIME - 0.34%
      69,700 * Activision, Inc. ...............................        2,273,614
     100,100   Callaway Golf Co. ..............................        1,678,677
                                                                  --------------
                                                                       3,952,291
                                                                  --------------
               LODGING - 0.80%
     120,200 * Extended Stay America, Inc. ....................        1,924,402
      91,000 * Mandalay Resort Group @.........................        2,966,600
     387,100 * Park Place Entertainment Corp. .................        4,374,230
                                                                  --------------
                                                                       9,265,232
                                                                  --------------

--------------------------------------------------------------------------------

 14                                                   May 31, 2002
            MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY - 1.53%
      92,500 * Agco Corp. .....................................   $    1,919,375
      40,200   Albany International Corp., Class A.............        1,047,210
      67,200 * Flowserve Corp. @...............................        2,148,384
      52,800   Granite Construction, Inc. .....................        1,220,208
      69,100 * Jacobs Engineering Group, Inc. .................        2,652,749
      40,000   Kennametal, Inc. ...............................        1,604,000
      42,600   Nordson Corp. ..................................        1,212,396
      63,100   Pentair, Inc. ..................................        2,965,069
      36,600   Stewart & Stevenson Services, Inc. .............          615,246
      23,700   Tecumseh Products Co., Class A..................        1,102,050
      56,500   Trinity Industries, Inc. @......................        1,059,375
                                                                  --------------
                                                                      17,546,062
                                                                  --------------
               MEDICAL TECHNOLOGY - 2.03%
     156,400 * Cytyc Corp. ....................................        2,547,756
     359,641 * Millennium Pharmaceuticals, Inc. ...............        5,426,982
     120,100   Omnicare, Inc. .................................        3,372,408
     113,000 * Protein Design Labs, Inc. ......................        1,284,810
     123,800 * Quest Diagnostics, Inc. ........................       10,822,596
                                                                  --------------
                                                                      23,454,552
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.61%
     104,800 * Borders Group, Inc. ............................        2,184,032
      61,300 * Neiman Marcus Group, Inc., Class A..............        2,268,100
     182,400 * Saks, Inc. .....................................        2,546,304
                                                                  --------------
                                                                       6,998,436
                                                                  --------------
               MERCHANDISING - DRUG - 0.71%
     101,700 * Express Scripts, Inc., Class A..................        5,374,845
      48,700   Longs Drug Stores Corp. ........................        1,488,759
      94,300 * Perrigo Co. ....................................        1,320,200
                                                                  --------------
                                                                       8,183,804
                                                                  --------------
               MERCHANDISING - FOOD - 0.40%
      59,600   Ruddick Corp. ..................................          965,520
      71,600 * Whole Foods Market, Inc. .......................        3,663,772
                                                                  --------------
                                                                       4,629,292
                                                                  --------------
               MERCHANDISING - SPECIALTY - 2.87%
      88,833 * 99 Cents Only Stores............................        2,724,508
      86,400 * Barnes & Noble, Inc. @..........................        2,658,528
      92,800 * BJ's Wholesale Club, Inc. ......................        4,013,600
      60,500   Blyth, Inc. ....................................        1,686,740
     113,400 * CDW Computer Centers, Inc. .....................        5,913,810

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - SPECIALTY - Continued
     116,400 * Copart, Inc. ...................................   $    1,912,452
     144,300 * Dollar Tree Stores, Inc. .......................        5,810,961
      84,300 * Michaels Stores, Inc. ..........................        3,662,835
     146,600 * Williams-Sonoma, Inc. ..........................        4,692,666
                                                                  --------------
                                                                      33,076,100
                                                                  --------------
               METALS - 0.62%
     138,400 * AK Steel Holding Corp. .........................        1,933,448
      28,500   Carpenter Technology Corp. .....................          833,625
      51,300   Harsco Corp. ...................................        2,045,844
      66,600   Precision Castparts Corp. ......................        2,338,326
                                                                  --------------
                                                                       7,151,243
                                                                  --------------
               MULTIMEDIA - 0.17%
      29,500   Media General, Inc., Class A....................        1,920,745
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.59%
      81,100 * Hanover Compressor Co. @........................        1,060,788
      44,900 * Imation Corp. ..................................        1,299,855
     104,700   Questar Corp. ..................................        2,886,579
      42,000   Western Gas Resources, Inc. ....................        1,556,520
                                                                  --------------
                                                                       6,803,742
                                                                  --------------
               OIL AND GAS - 5.98%
      69,300 * Cooper Cameron Corp. ...........................        3,899,511
     173,000   Ensco International, Inc. ......................        5,665,750
      82,200   Equitable Resources, Inc. ......................        2,960,844
      83,398 * FMC Technologies, Inc. .........................        1,872,285
      60,100 * Forest Oil Corp. ...............................        1,758,526
     140,500 * Grant Prideco, Inc. ............................        2,107,500
      64,100   Helmerich & Payne, Inc. ........................        2,448,620
      58,300   Murphy Oil Corp. ...............................        5,389,252
      72,800   Noble Energy, Inc. .............................        2,778,048
     220,800   Ocean Energy, Inc. .............................        4,908,384
      98,100 * Patterson Utility Energy, Inc. .................        2,997,936
     102,200   Pennzoil-Quaker State Co. ......................        2,206,498
     146,600 * Pioneer Natural Resources Co. ..................        3,537,458
     170,700 * Pride International, Inc. ......................        3,311,580
      63,500 * Smith International, Inc. @.....................        4,659,630
      77,800   Tidewater, Inc. ................................        3,170,350
     136,500   Valero Energy Corp. @...........................        5,391,750
     123,400 * Varco International, Inc. @.....................        2,496,382
     147,500 * Weatherford International, Inc. ................        7,426,625
                                                                  --------------
                                                                      68,986,929
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PAPER/FOREST PRODUCTS - 0.81%
      70,200   Bowater, Inc. ..................................   $    3,677,076
      54,900   Glatfelter......................................        1,035,414
      65,600   Longview Fibre Co. .............................          656,000
      36,400   Potlatch Corp. @................................        1,246,700
      35,100   Rayonier, Inc. .................................        1,843,452
      66,200   Wausau-Mosinee Paper Corp. .....................          885,756
                                                                  --------------
                                                                       9,344,398
                                                                  --------------
               POLLUTION CONTROL - 0.40%
     217,300 * Republic Services, Inc., Class A................        4,567,646
                                                                  --------------
               PUBLISHING - NEWS - 1.08%
      56,700   Lee Enterprises, Inc. ..........................        2,089,962
     128,000   Readers Digest Association, Inc., Class A.......        2,855,680
      12,200   Washington Post Co., Class B....................        7,532,280
                                                                  --------------
                                                                      12,477,922
                                                                  --------------
               PUBLISHING/PRINTING - 0.64%
      31,700   Banta Corp. ....................................        1,087,310
      50,000 * Scholastic Corp. ...............................        2,379,500
      68,800 * Valassis Communications, Inc. ..................        2,810,480
      52,600   Wallace Computer Services, Inc. ................        1,127,744
                                                                  --------------
                                                                       7,405,034
                                                                  --------------
               REAL ESTATE INVESTMENT TRUSTS - 0.45%
      80,300   Hospitality Properties Trust....................        2,836,999
     120,000   New Plan Excel Realty Trust, Inc. ..............        2,359,200
                                                                  --------------
                                                                       5,196,199
                                                                  --------------
               RESTAURANTS - 1.31%
      45,000   Bob Evans Farms, Inc. ..........................        1,377,450
     124,900 * Brinker International, Inc. ....................        4,190,395
      71,500   CBRL Group, Inc. ...............................        2,377,375
      62,200 * Cheesecake Factory, Class A.....................        2,374,174
      98,300 * Outback Steakhouse, Inc. .......................        3,895,629
      26,900 * Papa John's International, Inc. @...............          912,448
                                                                  --------------
                                                                      15,127,471
                                                                  --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                   15
            MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SAVINGS & LOAN - 2.94%
     118,600   Astoria Financial Corp. ........................   $    4,137,954
     174,500   Golden State Bancorp, Inc. .....................        6,667,645
     128,700   GreenPoint Financial Corp. .....................        6,584,292
      75,500   Independence Community Bank Corp. ..............        2,360,885
     137,900   New York Community
               Bancorp, Inc. ..................................        3,917,739
     112,900   Roslyn Bancorp, Inc. ...........................        2,670,085
     329,400   Sovereign Bancorp, Inc. ........................        5,099,112
      63,300   Webster Financial Corp. ........................        2,492,754
                                                                  --------------
                                                                      33,930,466
                                                                  --------------
               SCHOOLS - 0.49%
      89,700 * DeVry, Inc. ....................................        2,420,106
      44,700 * Education Management Corp. .....................        1,848,345
      49,800 * Sylvan Learning Systems, Inc. ..................        1,369,500
                                                                  --------------
                                                                       5,637,951
                                                                  --------------
               SECURITIES RELATED - 1.47%
     102,500   AG Edwards, Inc. ...............................        4,068,225
     478,800 * E*TRADE Group, Inc. ............................        2,968,560
      41,200   Investors Financial Services Corp. .............        3,183,112
      75,400 * LaBranche & Co., Inc. @.........................        1,990,560
      85,800   Legg Mason, Inc. ...............................        4,741,308
                                                                  --------------
                                                                      16,951,765
                                                                  --------------
               SEMICONDUCTORS - 3.87%
     598,200 * Atmel Corp. ....................................        4,917,204
      31,100 * Cabot Microelectronics Corp. @..................        1,517,058
     105,900 * Cirrus Logic, Inc. .............................        1,098,183
      77,500 * Credence Systems Corp. .........................        1,468,625
      93,300 * Cree Research, Inc. @...........................        1,071,084
     154,500 * Cypress Semiconductor Corp. ....................        3,079,185
     144,705 * Fairchild Semiconductor Corp., Class A @........        3,639,331
     134,100 * Integrated Device Technology, Inc. .............        3,411,504
      81,500 * International Rectifier Corp. ..................        3,828,055
     174,400 * Intersil Corp., Class A.........................        4,189,088
     161,700 * LAM Research Corp. .............................        3,677,058
      62,300 * LTX Corp. ......................................        1,052,247
     119,400 * Micrel, Inc. ...................................        2,500,236
     256,300 * Microchip Technology, Inc. .....................        7,663,370
     167,400 * Triquint Semiconductor, Inc. ...................        1,506,600
                                                                  --------------
                                                                      44,618,828
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - 1.16%
      50,700 * Adtran, Inc. ...................................   $    1,201,083
     105,300 * Advanced Fibre Communications, Inc. ............        2,017,548
      84,900   Harris Corp. ...................................        3,201,579
      59,600 * Plantronics, Inc. ..............................        1,351,132
      83,800 * Powerwave Technologies, Inc. ...................          889,118
      70,500 * Price Communications Corp. .....................        1,228,815
     215,000 * RF Micro Devices, Inc. @........................        3,528,150
                                                                  --------------
                                                                      13,417,425
                                                                  --------------
               TEXTILE - PRODUCTS - 0.54%
      84,100 * Mohawk Industries, Inc. ........................        5,510,232
      69,200 * Unifi, Inc. ....................................          687,848
                                                                  --------------
                                                                       6,198,080
                                                                  --------------
               TOBACCO - 0.85%
     119,800   RJ Reynolds Tobacco Holdings, Inc. .............        8,469,860
      33,900   Universal Corp. ................................        1,376,340
                                                                  --------------
                                                                       9,846,200
                                                                  --------------
               UTILITIES - COMMUNICATION - 0.59%
     281,100 * Broadwing, Inc. @...............................        1,073,802
      75,200   Telephone and Data Systems, Inc. ...............        5,700,160
                                                                  --------------
                                                                       6,773,962
                                                                  --------------
               UTILITIES - ELECTRIC - 4.94%
     108,000   Allete, Inc. ...................................        3,242,160
     112,500   Alliant Energy Corp. @..........................        3,096,000
      34,000   Black Hills Corp. ..............................        1,203,940
      57,800   Cleco Corp. ....................................        1,338,648
     114,000   Conectiv, Inc. .................................        2,837,460
     162,600   DPL, Inc. ......................................        4,302,396
      71,800   DQE, Inc. @.....................................        1,269,424
     150,100   Energy East Corp. ..............................        3,467,310
      79,500   Great Plains Energy, Inc. @.....................        1,849,965
      46,300   Hawaiian Electric Industries, Inc. @............        2,108,965
      48,100   Idacorp, Inc. @.................................        1,687,829
      89,800   MDU Resources Group, Inc. ......................        2,691,306
     180,100   Northeast Utilities.............................        3,574,985
      68,200   NStar...........................................        3,273,600
     100,200   OGE Energy Corp. ...............................        2,283,558
      50,300   PMN Resources, Inc. ............................        1,307,800
     138,100   Potomac Electric Power Co. .....................        2,918,053

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - Continued
     111,400   Puget Energy, Inc. @............................   $    2,322,690
     134,600   Scana Corp. ....................................        4,207,596
     131,200   Sierra Pacific Resources @......................          914,464
      90,000   Western Resources, Inc. ........................        1,523,700
     149,700   Wisconsin Energy Corp. .........................        3,938,607
      39,600   WPS Resources Corp. @...........................        1,626,768
                                                                  --------------
                                                                      56,987,224
                                                                  --------------
               UTILITIES -
               GAS, DISTRIBUTION - 1.11%
      71,400   AGL Resources, Inc. ............................        1,635,060
     180,500   Aquila, Inc. @..................................        2,337,475
     102,300   National Fuel Gas Co. ..........................        2,376,429
     103,900 * National-Oilwell, Inc. .........................        2,653,606
      87,000   Vectren Corp. ..................................        2,193,270
      62,400   WGL Holdings, Inc. @............................        1,661,712
                                                                  --------------
                                                                      12,857,552
                                                                  --------------
               UTILITIES - GAS, PIPELINE - 0.14%
      76,800   ONEOK, Inc. ....................................        1,595,136
                                                                  --------------
               WATER SERVICES - 0.48%
     128,500   American Water Works Co., Inc. .................        5,591,035
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $1,080,450,828)...........................    1,128,405,947
                                                                  --------------

--------------------------------------------------------------------------------

 16                                                   May 31, 2002
            MID CAP INDEX FUND - STATEMENT OF NET ASSETS - CONTINUED

     PAR
    VALUE                                                        MARKET VALUE

-------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 2.22%
             COMMERCIAL PAPER - 1.73%
 $20,000,000 UBS Finance, Inc. ..............................   $   19,997,989
                                                                --------------
             REPURCHASE AGREEMENT - 0.35%
   3,963,000 State Street Bank, 1.70% dated 5/31/02 to be
             repurchased at $3,963,561 on 6/03/02,
             collateralized by Federal Home Loan Mortgage
             Corp. notes, 5.75%, 3/15/09, with a market value
             of $4,086,281...................................        3,963,000
                                                                --------------
             U.S. TREASURY BILLS - 0.14%
     325,000  1.70% due 6/27/02..............................          324,386
     450,000  1.69% due 6/27/02..............................          449,451
     500,000  1.67% due 6/20/02..............................          499,559
      60,000  1.66% due 6/27/02..............................           59,928
      40,000  1.63% due 6/6/02...............................           39,991
     100,000  1.63% due 6/13/02..............................           99,946
     170,000  1.62% due 6/13/02..............................          169,908
                                                                --------------
                                                                     1,643,169
                                                                --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $25,604,158)..............................       25,604,158
                                                                --------------
             TOTAL INVESTMENTS
             (Cost $1,106,054,986) - 100.00%.................    1,154,010,105
                                                                --------------
             Other assets and liabilities,
             net - 0.00%.....................................           (2,033)
                                                                --------------
             NET ASSETS - 100%...............................   $1,154,008,072
                                                                --------------
             @ The security on a portion thereof is out on
               loan (see Note 6)
             * Non-income producing

                                                                 UNREALIZED
CONTRACTS                                                       DEPRECIATION

-------------------------------------------------------------------------------
    FUTURES CONTRACTS PURCHASED(1)
    (Delivery month/Value at 05/31/02)
 94(2)Mid Cap 400 Index
        (June 2002/$529)..................................     $      (446,136)
                                                               ---------------

(1) U.S. Treasury Bills with a market value of $1,643,169 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 500.

--------------------------------------------------------------------------------

 May 31, 2002                 SMALL CAP INDEX FUND              17

--------------------------------------------------
            Average Annual Total Return
--------------------------------------------------
   1 Year            5 Years              10 Years
--------------------------------------------------
   -1.08%             6.31%                10.34%

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                                     Small Cap               Russell 2000
                                     Index Fund                 Index
                                     ----------              ------------
6/1/1992                             $10,000.00               $10,000.00
12/1992                               11,157.10                11,265.98
12/1993                               12,934.07                13,392.90
12/1994                               12,502.86                13,148.65
12/1995                               15,960.81                16,889.51
12/1996                               18,629.87                19,675.35
12/1997                               22,800.52                24,075.42
12/1998                               22,359.99                23,462.52
12/1999                               27,120.77                28,449.85
12/2000                               26,202.87                27,590.36
12/2001                               26,727.31                28,276.28
5/31/2002                             26,748.80                28,353.75

   The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings


   1. Dean Foods Co. ...........  0.37%
   2. Michaels Stores, Inc. ....  0.34%
   3. Owens Illinois, Inc. .....  0.30%
   4. Ball Corp. ...............  0.28%
   5. Alliant Techsystems,
       Inc. ....................  0.28%
   6. New York Community
       Bancorp, Inc. ...........  0.27%
   7. KB Home...................  0.25%
   8. Furniture Brands
       International, Inc. .....  0.25%
   9. NVR, Inc. ................  0.24%
  10. Dial Corp. ...............  0.23%


MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did the Fund perform relative to its benchmark?
The Small Cap Index Fund trailed its benchmark by 58 basis points, finishing the year down 108 basis points.

What were the dominant themes for the Fund and the index?
The Russell 2000 Index finished the year down 50 basis points, a significant recovery after being down nearly 18% four months into the year (September, 2001).

Which portfolio holdings were among the Fund's best performers?
On the positive side of the equation were consumer related stocks and financial services.

Were there any disappointments in the Fund?
As with most segments of the equity market, the Fund was hurt by the decline of the technology sector. Integrated oil, other energy, utilities, and health care also did poorly.

What is your outlook for the next fiscal period?
We anticipate that the correction from the "internet bubble" is behind us, and that the economy and markets are in the early stages of a recovery. We further expect that the recovery will be slow and fragmented.

--------------------------------------------------------------------------------

 18                                                   May 31, 2002
                 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 94.95%
               ADVERTISING - 0.51%
       5,572 * ADVO, Inc. .....................................   $      236,030
       7,391 * APAC Teleservices, Inc. ........................           42,055
      10,295 * Getty Images, Inc. .............................          346,015
         223   Grey Global Group, Inc. ........................          176,170
       9,234 * Key3Media Group, Inc. @.........................            9,696
       7,013 * Penton Media, Inc. @............................           28,893
       8,922 * R.H. Donnelley Corp. ...........................          255,615
      16,920 * Sitel Corp. ....................................           43,992
       6,878 * ValueVision International, Inc., Class A........          149,528
       4,809 * Ventiv Health, Inc. @...........................           12,359
                                                                  --------------
                                                                       1,300,353
                                                                  --------------
               AEROSPACE/DEFENSE - 1.32%
       7,234   AAR Corp. ......................................           82,757
       6,528 * Alliant Techsystems, Inc. ......................          710,116
       7,061 * Armor Holdings, Inc. ...........................          184,998
       8,829 * BE Aerospace, Inc. .............................          114,777
       3,137   Curtiss-Wright Corp. ...........................          223,355
       4,987 * DRS Technologies, Inc. .........................          195,490
       3,329   EDO Corp. @.....................................           92,014
       2,246   Engineered Support Systems, Inc. ...............          108,347
       6,259 * Esterline Technologies Corp. ...................          129,874
       3,833 * Fairchild Corp., Class A........................           14,795
       9,515   Gencorp, Inc. ..................................          138,919
       3,431   Heico Corp. ....................................           48,720
       2,405 * Innovative Solutions and Support, Inc. .........           18,831
       6,726   Kaman Corp., Class A............................          114,409
       4,288 * Moog, Inc., Class A.............................          130,570
      11,270 * Orbital Sciences Corp., Class A @...............           86,779
       1,052 * Sequa Corp., Class A............................           57,439
       9,653 * Teledyne Technologies, Inc. ....................          194,508
      20,424 * Titan Corp. ....................................          439,116
       4,767 * Triumph Group, Inc. ............................          211,655
       3,881   United Industrial Corp. ........................           97,801
                                                                  --------------
                                                                       3,395,270
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AIRLINES - 0.39%
      18,386 * Airtran Holdings, Inc. .........................   $      111,051
       8,011 * Alaska Air Group, Inc. .........................          223,106
       9,923 * America West Holdings Corp., Class B @..........           30,265
         974 * Amtran, Inc. ...................................           10,860
      12,065 * Atlantic Coast Airlines Holdings................          263,017
       4,963 * Atlas Air Worldwide Holdings, Inc. @............           42,583
       8,825 * Frontier Airlines, Inc. ........................          150,025
       8,943 * Mesa Airlines, Inc. ............................           89,430
       2,982 * Mesaba Holdings, Inc. ..........................           20,427
       3,808 * Midwest Express Holdings, Inc. .................           68,582
                                                                  --------------
                                                                       1,009,346
                                                                  --------------
               APPAREL & PRODUCTS - 1.75%
      11,142 * Ann Taylor Stores Corp. ........................          317,324
       1,140 * Bebe Stores, Inc. @.............................           21,136
       4,975   Brown Shoe Co., Inc. ...........................          119,400
       1,912 * Buckle, Inc. ...................................           44,072
       4,171   Cato Corp., Class A.............................          112,659
       6,292 * Charlotte Russe Holding, Inc. ..................          145,786
      31,807 * Charming Shoppes, Inc. @........................          246,504
      10,154 * Chicos FAS, Inc. @..............................          388,594
       3,211 * Childrens Place, Inc. @.........................           90,004
       6,649 * Christopher & Banks Corp. ......................          264,497
      12,753   Claire's Stores, Inc. ..........................          256,973
       9,394 * Delia's Corp., Class A..........................           57,115
       5,619   Fred's, Inc., Class A...........................          192,170
         975   Garan, Inc. ....................................           52,942
       2,412 * Guess ?, Inc. ..................................           15,750
       8,631 * Gymboree Corp. .................................          141,548
       8,210 * Hot Topic, Inc. @...............................          210,176
       3,223 * J. Jill Group, Inc. ............................          105,005
       6,864   Kellwood Co. @..................................          204,547
       3,433 * Land's End, Inc. ...............................          212,606
       7,516 * Nautica Enterprises, Inc. ......................           97,558
       3,011   OshKosh B'Gosh, Inc., Class A...................          114,418
       1,809   Oxford Industries, Inc. ........................           49,711
       8,756 * Pacific Sunwear of California, Inc. ............          169,866
       6,858   Phillips-Van Heusen Corp. ......................          107,671
       6,597 * Quiksilver, Inc. ...............................          152,061

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               APPAREL & PRODUCTS - Continued
       7,020   Russell Corp. ..................................   $      129,730
       9,456 * Too, Inc. ......................................          289,354
       6,337 * Wet Seal, Inc. .................................          147,462
       3,602 * Wilsons Leather Experts, Inc. ..................           53,562
                                                                  --------------
                                                                       4,510,201
                                                                  --------------
               APPLIANCES/FURNISHINGS - 1.01%
       4,214   Aaron Rents, Inc., Class B......................          106,825
      12,473   Acuity Brands, Inc. ............................          210,794
       1,660   American Woodmark Corp. ........................          107,286
       5,297 * Applica, Inc. ..................................           53,818
       3,075   Bassett Furniture Industries, Inc. .............           56,457
       2,499   Bush Industries, Inc., Class A..................           25,265
       1,103   CompX International, Inc., Class A..............           13,677
       7,618   Fedders Corp. ..................................           21,711
      16,718 * Furniture Brands International, Inc. ...........          632,442
       8,044 * Griffon Corp. ..................................          139,161
       4,822   Haverty Furniture Companies, Inc. ..............           87,905
      13,565   Interface, Inc., Class A........................          122,492
      10,146   Kimball International, Inc., Class B............          167,612
      14,609   La-Z-Boy Chair Co. .............................          409,052
       8,381   Lancaster Colony Corp. .........................          325,518
       1,421   National Presto Industries, Inc. ...............           44,406
       1,715 * Salton, Inc. @..................................           24,559
       1,629 * Stanley Furniture, Inc. ........................           51,802
                                                                  --------------
                                                                       2,600,782
                                                                  --------------
               AUTO - CARS - 0.13%
       4,758 * Group 1 Automotive, Inc. .......................          203,404
       2,566 * Lithia Motors, Inc., Class A....................           65,690
       2,312 * United Auto Group, Inc. ........................           60,898
                                                                  --------------
                                                                         329,992
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 1.03%
       3,274 * American Axle & Manufacturing Holdings, Inc. ...           98,875
      20,134   ArvinMeritor, Inc. .............................          537,578
       7,982   Borg-Warner, Inc. ..............................          514,041
       9,134   Carlisle Companies, Inc. .......................          339,419
      11,792   Donaldson Co., Inc. ............................          466,020

--------------------------------------------------------------------------------

 May 31, 2002                                                   19
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - ORIGINAL EQUIPMENT - Continued
       2,451 * Impco Technologies, Inc. @......................   $       34,216
       8,434   Modine Manufacturing Co. .......................          238,260
       5,668   Superior Industries International, Inc. ........          259,368
      12,426 * Tower Automotive, Inc. @........................          159,674
                                                                  --------------
                                                                       2,647,451
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.95%
       3,022   AO Smith Corp. .................................           90,056
      20,284 * Collins & Aikman Corp. @........................          348,878
      19,009   Cooper Tire & Rubber Co. .......................          434,165
       8,592 * CSK Auto Corp. @................................          137,386
       4,169 * Dura Automotive Systems, Inc. ..................           92,552
       8,504   Kaydon Corp. ...................................          220,254
       4,497   Midas, Inc. ....................................           60,620
       4,969   Myers Industries, Inc. .........................           78,460
      11,181 * O'Reilly Automotive, Inc. ......................          359,581
      13,714   Pep Boys-Manny, Moe & Jack......................          225,047
       6,984 * Sonic Automotive, Inc., Class A.................          231,170
       7,340 * Sports Resorts International, Inc. @............           31,929
       2,187   Standard Motor Products, Inc., Class A..........           35,845
       5,255 * TBC Corp. ......................................           82,398
       9,775 * Valence Technology, Inc. @......................           19,941
                                                                  --------------
                                                                       2,448,282
                                                                  --------------
               BANKS - 7.46%
       3,952   1st Source Corp. ...............................           90,540
       2,754   Alabama National Bancorp........................          119,361
       7,417   Amcore Financial, Inc. .........................          170,368
       1,910   Arrow Financial Corp. ..........................           56,536
       1,232   BancFirst Corp. ................................           53,838
      24,558   BancorpSouth, Inc. .............................          535,364
       3,304   Bank of Granite Corp. ..........................           72,027
       3,190   Banner Corp. ...................................           69,574
      18,879 * Bay View Capital Corp. .........................          128,188
       3,617 * BOK Financial Corp. ............................          126,549
       5,046   Boston Private Financial Holdings, Inc. ........          133,214
       2,631   BSB Bancorp, Inc. ..............................           78,430
       2,016   Capital City Bank Group, Inc. ..................           54,674
       4,658   Cathay Bancorp, Inc. ...........................          198,338
       2,602   CCBT Financial Companies, Inc. .................           66,637

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - Continued
       6,544   Centennial Bancorp @............................   $       47,771
       2,208 * Central Coast Bancorp @.........................           48,466
       6,806   Chemical Financial Corp. .......................          219,085
      13,605   Citizens Banking Corp. .........................          447,332
       2,877   City Bank.......................................           84,008
       5,100 * City Holding Co. ...............................           94,605
       2,184   Cobiz, Inc. ....................................           35,293
      34,834   Colonial BancGroup, Inc. .......................          536,444
       3,997 * Columbia Banking System, Inc. ..................           45,766
      13,994   Commercial Federal Corp. .......................          403,027
       2,381   Commonwealth Bancorp, Inc. @....................           66,930
       3,486   Community Bank Systems, Inc. ...................          108,415
       2,342   Community Banks, Inc. ..........................           60,424
      10,803   Community First Bankshares, Inc. ...............          293,950
       3,071   Community Trust Bancorp, Inc. ..................           76,775
       2,738   Corus Bankshares, Inc. .........................          136,216
       2,123   CPB, Inc. ......................................           90,546
       7,887   CVB Financial Corp. ............................          173,593
       7,064   East West Bancorp, Inc. ........................          238,551
       3,278   F&M Bancorp.....................................           96,767
       2,095   Farmers Capital Bank Corp. .....................           70,183
       2,507   Financial Institutions, Inc. ...................           82,731
      20,617   First American Corp., Class A...................          457,697
       6,355   First Bancorp...................................          226,302
       2,061   First Bancorp...................................           47,506
         256 * First Banks America, Inc. ......................            9,144
       2,710   First Busey Corp., Class A......................           57,127
       9,296   First Charter Corp. ............................          170,024
       1,816   First Citizens BancShares, Inc., Class A........          202,030
      17,642   First Commonwealth Financial Corp. .............          225,288
       2,663   First Community Bancshares, Inc. ...............           74,697
      10,810   First Financial Bancorp.........................          201,606
       3,269   First Financial Bankshares, Inc. ...............          117,357
       2,069   First Financial Corp. ..........................           96,209
       3,410   First Merchants Corp. ..........................           96,060
      14,676   First Midwest Bancorp, Inc. ....................          419,000
       3,198 * First Republic Bank.............................          105,022
      13,220   FNB Corp. ......................................          409,804
       4,949   Frontier Financial Corp. .......................          143,125
       2,362   GBC Bancorp.....................................           68,545
       2,827   German American Bancorp.........................           46,419
       4,210   Glacier Bancorp, Inc. ..........................           95,988

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - Continued
       8,668   Gold Banc Corp., Inc. ..........................   $       93,181
       1,722   Great Southern Bancorp, Inc. ...................           57,515
      15,097   Greater Bay Bancorp @...........................          496,540
       2,279   Hancock Holding Co. ............................          135,213
       5,606   Harleysville National Corp. ....................          142,729
      13,702   Hudson United Bancorp...........................          422,022
       1,636   Iberiabank Corp. ...............................           61,219
       3,739   Independent Bank Corp. (MA).....................           82,258
       3,543   Independent Bank Corp. (MI).....................          112,490
       5,214   Integra Bank Corp. .............................          116,429
       4,951   International Bancshares Corp. .................          229,974
       3,483   Irwin Financial Corp. @.........................           69,312
       3,491   Lakeland Bancorp, Inc. .........................           61,093
       5,341 * Local Financial Corp. ..........................           83,053
       2,892   Main Street Banks, Inc. ........................           58,418
       4,187   MB Financial, Inc. .............................          130,341
       7,276   Mid-State Bancshares............................          135,406
       1,748   Midwest Banc Holdings, Inc. ....................           49,032
       1,730   Mississippi Valley Bankshares, Inc. ............           78,110
       5,366   National Penn Bancshares, Inc. .................          141,662
       1,587   NBC Capital Corp. ..............................           51,816
      10,022   NBT Bancorp, Inc. ..............................          170,174
      12,676 * NetBank, Inc. ..................................          168,337
       1,687   Old Second Bancorp, Inc. .......................           74,279
       2,479   Omega Financial Corp. ..........................           80,691
       3,272   Oriental Financial Group, Inc. .................           78,888
       7,917   Pacific Capital Bancorp.........................          256,036
       4,167   Pacific Northwest Bancorp.......................          119,885
       3,499   Park National Corp. ............................          330,690
       1,704   Peoples Holding Co. ............................           63,475
       1,668   Prosperity Bancshares, Inc. ....................           56,712
       7,568   Provident Bankshares Corp. .....................          197,525
       3,093   R&G Financial Corp., Class B....................           66,716
      14,281   Republic Bancorp, Inc. (MI).....................          207,646
       2,163   Republic Bancorp, Inc., Class A (KY)............           24,766
       1,438 * Republic Bancshares, Inc. ......................           28,747
       3,847   Riggs National Corp. ...........................           57,743
       1,148   Royal Bancshares Pennsylvania, Inc., Class A....           23,500
       7,002   S&T Bancorp, Inc. ..............................          176,310
       4,374   Sandy Spring Bancorp, Inc. .....................          153,921
       2,359   Santander Bancorp...............................           46,496
       1,096   Seacoast Banking Corp., Class A.................           56,291

--------------------------------------------------------------------------------

 20                                                   May 31, 2002
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - Continued
       2,609   Second Bancorp, Inc. ...........................   $       66,295
      12,365 * Silicon Valley Bancshares.......................          384,799
       2,143   Simmons First National Corp., Class A...........           74,041
      12,473   South Financial Group, Inc. @...................          284,135
       7,844 * Southwest BanCorp. of Texas, Inc. ..............          260,813
       2,661   Sterling Bancorp................................           91,805
      11,021   Sterling Bancshares, Inc. ......................          159,474
       3,648   Sterling Financial Corp. .......................           97,073
       3,552   Suffolk Bancorp.................................          112,243
      11,876   Susquehanna Bancshares, Inc. ...................          284,430
       1,670   SY Bancorp, Inc. @..............................           66,466
       4,510   Texas Regional Bancshares, Inc., Class A........          211,519
       1,968   Tompkins Trustco, Inc. .........................           77,736
      21,476   Trust Co. Bank Corp. of New York................          275,322
       5,616   Trust Co. of New Jersey.........................          131,246
       3,641   U.S.B. Holding Co., Inc. .......................           56,618
       5,882   UCBH Holdings, Inc. ............................          232,221
       5,181   UMB Financial Corp. ............................          246,408
       6,031   Umpqua Holdings Corp. ..........................          101,562
      13,010   United Bankshares, Inc. ........................          387,438
       4,502   United National Bancorp @.......................          103,141
       6,650   Unizan Financial Corp. .........................          135,660
       8,222   W Holding Co., Inc. ............................          157,862
       3,621   Washington Trust Bancorp, Inc. .................           72,891
       6,456   WesBanco, Inc. .................................          151,200
       4,831   West Coast Bancorp..............................           72,465
       9,729   Westamerica Bancorp. ...........................          432,746
      11,990   Whitney Holding Corp. ..........................          427,204
       3,441   Wintrust Financial Corp. .......................           99,306
                                                                  --------------
                                                                      19,180,226
                                                                  --------------
               BEVERAGES - 0.10%
       2,846 * Boston Beer Co., Inc., Class A..................           46,930
         291   Coca-Cola Bottling Co. .........................           14,387
         261 * Farmer Brothers Co. ............................           89,262
       1,089 * National Beverage Corp. ........................           14,473
       2,542 * Robert Mondavi Corp., Class A...................           91,385
                                                                  --------------
                                                                         256,437
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BROADCASTING - 0.62%
       2,541 * 4Kids Entertainment, Inc. @.....................   $       45,789
       4,490 * Ackerley Group, Inc. @..........................           84,412
      12,007 * ACTV, Inc. .....................................           16,810
       2,302 * Beasley Broadcast Group, Inc., Class A..........           33,195
       7,984 * Crown Media Holdings, Inc., Class A @...........           79,840
       9,010 * Cumulus Media, Inc., Class A....................          193,985
      10,684 * Digital Generation Systems, Inc. ...............           10,470
       1,236   Fisher Communications, Inc. ....................           58,179
       5,089   Liberty Corp. ..................................          208,649
       2,799 * Lodgenet Entertainment Corp. ...................           49,598
       1,675 * On Command Corp. ...............................            5,025
       9,531 * Paxson Communications Corp. ....................           87,685
      12,980 * Pegasus Communications Corp., Class A @.........           18,302
       6,002 * Regent Communications, Inc. ....................           46,515
       2,944 * SAGA Communications, Inc., Class A..............           78,458
       2,662 * Salem Communications Corp., Class A.............           78,130
       7,355 * Sinclair Broadcast Group, Inc., Class A.........          109,001
      19,404 * Sirius Satellite Radio, Inc. @..................           77,034
      11,161 * Spanish Broadcasting Systems, Inc., Class A.....          161,388
       5,762 * XM Satellite Radio Holdings, Inc., Class A @....           50,129
       4,529 * Young Broadcasting, Inc., Class A...............           91,486
                                                                  --------------
                                                                       1,584,080
                                                                  --------------
               BUILDING MATERIALS - 1.29%
       1,099   Ameron, Inc. ...................................           78,249
       8,553   Apogee Enterprises, Inc. .......................          119,314
      11,598 * Armstrong Holdings, Inc. @......................           35,490
       1,547   Butler Manufacturing Co. .......................           39,387
       1,971   Centex Construction Productions, Inc. ..........           82,329
       5,844   Elcor Corp. ....................................          155,743
       5,681   Florida Rock Industries, Inc. ..................          219,287
       3,623 * Genlyte Group, Inc. ............................          153,036
      13,049   Lennox International, Inc. @....................          216,613

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BUILDING MATERIALS - Continued
       4,276   LSI Industries, Inc. ...........................   $       75,471
       9,068   Mathews International Corp., Class A............          226,700
         807 * Mestek, Inc. ...................................           16,487
       4,862 * NCI Building Systems, Inc. .....................           99,671
       2,552 * Nortek, Inc. ...................................          109,762
         847   Oglebay Norton Co. .............................           10,672
       3,383 * Perini Corp. ...................................           13,363
      34,052   RPM, Inc. ......................................          535,978
       2,248 * Simpson Manufacturing Co., Inc. ................          141,624
       6,995   SLI, Inc. ......................................            3,987
       6,315   Texas Industries, Inc. .........................          238,139
       1,872 * Trex Co., Inc. @................................           51,854
       5,759 * U.S. Concrete, Inc. ............................           32,538
      22,441 * US Industries, Inc. ............................           90,213
      11,146 * USG Corp. @.....................................           68,882
       5,106   Watsco, Inc. ...................................           87,823
      11,736   York International Corp. .......................          416,041
                                                                  --------------
                                                                       3,318,653
                                                                  --------------
               CHEMICAL - 1.71%
      17,330 * Airgas, Inc. ...................................          282,479
       7,582   Albemarle Corp. ................................          241,714
       6,100   Arch Chemicals, Inc. ...........................          141,825
       3,238   ChemFirst, Inc. ................................           90,340
      34,112   Crompton Corp. .................................          386,148
      11,989 * Cytec Industries, Inc. .........................          371,539
       6,011 * Eden Bioscience Corp. @.........................           12,022
       8,627   Ferro Corp. ....................................          253,548
      4,965 *  Foamex International, Inc. .....................           55,608
       7,295   Georgia Gulf Corp. .............................          162,679
       8,540   H.B. Fuller Co. ................................          246,379
       7,211 * Hexcel Corp. @..................................           33,747
       3,835 * International Specialty Products, Inc. .........           32,022
       6,440   MacDermid, Inc. @...............................          131,634
      19,112   Millennium Chemicals, Inc. .....................          272,346
       6,079   Minerals Technologies, Inc. ....................          319,451
       2,855   NL Industries, Inc. @...........................           51,390
       2,986 * Octel Corp. ....................................           64,229
      11,296   Olin Corp. .....................................          222,305
      11,948 * Omnova Solutions, Inc. .........................          102,275
      23,334   Polyone Corp. ..................................          270,208

--------------------------------------------------------------------------------

 May 31, 2002                                                   21
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CHEMICAL - Continued
       2,346   Quaker Chemical Corp. ..........................   $       52,550
       8,814   Schulman (A), Inc. .............................          174,782
       4,066   Spartech Corp. .................................          102,870
       1,889   Stepan Co. .....................................           50,814
       7,780 * Symyx Technologies, Inc. @......................          126,347
       4,338 * Uniroyal Technology Corp. ......................            2,082
       4,749   WD-40 Co. ......................................          134,302
                                                                  --------------
                                                                       4,387,635
                                                                  --------------
               COMMERCIAL SERVICES - 1.93%
       2,043 * 1-800 CONTACTS, Inc. @..........................           31,054
       2,530 * 1-800-FLOWERS.COM, Inc., Class A................           28,437
      11,066   ABM Industries, Inc. ...........................          199,741
       2,264 * Actrade Financial Technologies, Ltd. @..........           40,231
       8,812 * Arbitron, Inc. .................................          322,079
       2,380 * Boron Lepore & Associates, Inc. ................           37,913
       5,157   Central Parking Corp. ..........................          126,862
      23,729 * Century Business Services, Inc. ................           81,390
       2,669   Chemed Corp. ...................................           97,952
       3,284 * Clark/Bardes Consulting.........................           79,276
      11,108 * Corporate Executive Board Co. ..................          389,891
       3,856 * CoStar Group, Inc. .............................           81,901
       2,051   CPI Corp. ......................................           36,795
       8,266 * DiamondCluster International, Inc., Class A.....           65,632
      14,424 * Dycom Industries, Inc. .........................          190,397
       4,356 * Electro Rent Corp. .............................           55,583
      19,326 * Encompass Services Corp. .......................           17,780
       5,151 * First Consulting Group, Inc. ...................           43,011
       4,402 * FTI Consulting, Inc. ...........................          134,657
         789 * ICT Group, Inc. ................................           15,267
       3,668 * Insurance Auto Auctions, Inc. ..................           70,609
       9,154 * Integrated Electrical Services, Inc. ...........           50,347
      10,851 * Interactive Data Corp. .........................          184,684
      57,898 * Internet Capital Group, Inc. @..................           18,469
       2,944 * Kendle International, Inc. @....................           36,211
       4,572 * Kroll, Inc. @...................................          106,985
       2,421   Landauer, Inc. .................................           94,298
       3,083 * Management Network Group, Inc. .................            8,759
       3,777 * Maximus, Inc. ..................................          117,314
       2,072   McGrath Rentcorp................................           56,648
       2,748 * MemberWorks, Inc. @.............................           47,211

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMERCIAL SERVICES - Continued
       3,966 * Mobile Mini, Inc. @.............................   $       74,719
      12,014 * Navigant Consulting Co. ........................           81,695
       7,535 * Parexel International Corp. ....................          102,175
      12,625 * Plexus Corp. ...................................          285,451
       4,379 * Prepaid Legal Services, Inc. @..................          105,972
      14,770 * PRG-Shultz International, Inc. @................          206,485
       9,300 * Procurenet, Inc. ...............................               93
       1,965 * Rent-A-Center, Inc. ............................          111,514
       7,401 * Rental-Way, Inc. ...............................           87,332
       2,869 * Right Management Consultants, Inc. @............           79,127
       4,352   Rollins, Inc. ..................................           90,957
       7,809 * Saba Software, Inc. @...........................           19,522
      35,522 * Safeguard Scientifics, Inc. ....................           69,978
       6,088 * Sotheby's Holdings, Inc., Class A...............           85,293
       4,266 * Sourcecorp, Inc. ...............................          127,084
       2,407 * Startek, Inc. ..................................           64,074
      10,886 * TeleTech Holdings, Inc. ........................          129,216
       2,412   UniFirst Corp. .................................           60,059
       4,139 * URS Corp. ......................................          122,183
       2,441 * Volt Information Sciences, Inc. ................           52,506
       2,498 * Wackenhut Corp. ................................           37,470
       2,785 * Watson Wyatt & Co. Holdings, Class A............           70,015
       7,191 * Wireless Facilities, Inc. @.....................           34,582
                                                                  --------------
                                                                       4,964,886
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.94%
       9,789   AptarGroup, Inc. ...............................          365,913
      17,478   Ball Corp. .....................................          726,735
      35,952 * Crown Cork & Seal Co., Inc. @...................          298,401
       3,891   Greif Brothers Corp., Class A...................          132,022
      44,210 * Owens Illinois, Inc. ...........................          773,675
       2,952 * Silgan Holdings, Inc. ..........................          110,877
                                                                  --------------
                                                                       2,407,623
                                                                  --------------
               CONTAINERS - PAPER - 0.15%
         485 * AEP Industries, Inc. @..........................           16,849
       4,572   Chesapeake Corp. ...............................          127,193
      16,023 * Earthshell Corp. @..............................           17,946
       4,852 * Ivex Packaging Corp. ...........................          112,081
         766   Liqui-Box Corp. ................................           51,284
       3,545   Rock-Tenn Co., Class A..........................           65,866
                                                                  --------------
                                                                         391,219
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COSMETICS/TOILETRIES - 0.06%
       2,951 * Elizabeth Arden, Inc. @.........................   $       38,658
       8,049 * Playtex Products, Inc. .........................          109,386
       2,329 * Revlon, Inc., Class A...........................           12,297
                                                                  --------------
                                                                         160,341
                                                                  --------------
               DRUGS - 2.74%
       1,886 * 3 Dimensional Pharmaceuticals, Inc. @...........           10,467
       3,011 * aaiPharma, Inc. ................................           60,581
       9,389 * Adolor Corp. ...................................          129,662
      10,936   AL Pharma, Inc., Class A @......................          225,828
      19,906 * Amylin Pharmaceuticals, Inc. ...................          179,154
       4,938 * Antigenics, Inc. @..............................           49,726
       5,233 * Aphton Corp. @..................................           40,817
       5,113 * Array Biopharma, Inc. ..........................           50,312
       6,069 * Atrix Labs, Inc. ...............................          151,300
      17,584 * AVANIR Pharmaceuticals, Class A.................           38,685
       5,200 * AVI Biopharma, Inc. @...........................           25,220
       8,148 * BioMarin Pharmaceutical, Inc. ..................           47,177
       8,176 * Cell Pathways, Inc. @...........................           16,107
      10,191 * Cell Therapeutics, Inc. @.......................           72,560
      12,676 * Charles River Laboratories International........          465,843
       4,444 * CIMA Labs, Inc. ................................          126,032
      12,554 * Corixa Corp. @..................................           82,731
       8,294 * Corvas International, Inc. @....................           21,150
      18,162 * Covance, Inc. ..................................          331,457
       8,129 * Cubist Pharmaceuticals, Inc. @..................          117,871
      11,558 * Cygnus, Inc. @..................................           28,317
       4,650 * Dendreon Corp. @................................           13,485
       5,734 * Durect Corp., Inc. .............................           40,138
       4,186 * DUSA Pharmaceuticals, Inc. .....................            9,502
       5,822 * Dyax Corp. .....................................           23,637
       4,623 * Emisphere Technologies, Inc. ...................           22,976
       6,249 * Endo Pharmaceuticals Holdings, Inc. ............           68,114
       4,163 * First Horizon Pharmaceutical Corp. .............           92,086
      12,299 * Genelabs Technologies, Inc. ....................           23,983
      11,199 * Genzyme Corp., Biosurgery Division @............           43,340
       4,742 * Genzyme Corp., Molecular Oncology Division......           10,717
       7,401 * Guilford Pharmaceuticals, Inc. .................           48,921
       5,517 * Hemispherx Biopharma, Inc. @....................           16,827
       4,546   Herbalife International, Inc., Class A..........           87,374

--------------------------------------------------------------------------------

 22                                                   May 31, 2002
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - Continued
       9,774 * Ilex Oncology, Inc. ............................   $      151,497
       9,431 * Immune Response Corp. @.........................            6,130
      12,020 * ImmunoGen, Inc. @...............................           48,681
       5,408 * Impax Laboratories, Inc. .......................           45,319
      20,043 * Incyte Pharmacuticals, Inc. ....................          147,296
      11,727 * Indevus Pharmaceuticals, Inc. ..................           66,961
      10,415 * Inkine Pharmaceutical Co., Inc. @...............           11,977
       9,939 * Insmed, Inc. ...................................           18,387
       4,898 * Inspire Phamaceuticals, Inc. ...................           14,253
      12,486 * Isis Pharmaceuticals, Inc. @....................          117,368
       3,783 * Keryx Biopharmaceuticals, Inc. @................            9,911
       1,473 * KOS Pharmaceuticals, Inc. @.....................           29,313
       7,031 * KV Pharmaceutical Co., Class B @................          229,843
      13,094 * Ligand Pharmaceuticals, Inc., Class B @.........          237,787
       9,623 * Louisiana Jolla Pharmaceutical Co. .............           57,546
       6,931 * MacroChem Corp. @...............................           14,902
       7,260 * MGI Pharma, Inc. @..............................           57,790
       4,180 * Miravant Medical Technologies @.................            4,180
      11,490 * Nabi Biopharmaceutic............................           67,217
       7,439 * Napro Biotherapeutics, Inc. @...................           52,222
       3,501   Natures Sunshine Products, Inc. ................           38,546
      13,027 * NBTY, Inc. .....................................          211,819
       3,412 * NeoPharm, Inc. @................................           44,011
       8,230 * Neurocrine Biosciences, Inc. @..................          266,899
       3,752 * Neurogen Corp. .................................           44,649
       6,789 * Noven Pharmaceuticals, Inc. ....................          180,655
       8,366 * NPS Pharmaceuticals, Inc. ......................          161,046
       5,587 * Onyx Pharmaceuticals, Inc. @....................           39,947
       4,879 * Pain Therapeutics, Inc. ........................           41,472
       4,052 * Penwest Pharmaceuticals Co. @...................           74,962
       5,632 * Pharmaceutical Resources, Inc. .................          139,730
       6,700 * Pharmacopeia, Inc. .............................           74,705
       4,869 * Pharmacyclics, Inc. @...........................           22,933
       8,442 * Regeneron Pharmaceuticals, Inc. @...............          139,470
       7,045 * SangStat Medical Corp. .........................          154,990
       9,864 * SciClone Pharmaceuticals, Inc. @................           35,609
      13,913 * Scios Nova, Inc. @..............................          351,303
       6,132 * Star Scientific, Inc. ..........................            9,014
       5,046 * SuperGen, Inc. .................................           29,771
       7,108 * Tanox, Inc. ....................................           84,372
       6,385 * Telik, Inc. ....................................           76,237
       8,948 * Theragenics Corp. @.............................           76,505

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - Continued
       7,452 * Titan Pharmaceuticals, Inc. @...................   $       29,435
      14,026 * Triangle Pharmaceuticals, Inc. .................           46,987
       5,642 * Trimeris, Inc. @................................          275,104
       5,909 * Tularik, Inc. @.................................           55,013
       4,539 * United Therapeutics Corp. @.....................           69,492
      10,946 * Valentis, Inc. @................................           18,061
       2,486 * VaxGen, Inc. @..................................           17,402
       4,216 * Versicor, Inc. @................................           51,899
       8,705 * Vion Pharmaceuticals, Inc. .....................            5,745
       6,504 * ViroPharma, Inc. @..............................           10,862
                                                                  --------------
                                                                       7,039,322
                                                                  --------------
               ELECTRONICS/ELECTRICAL EQUIPMENT - 4.79%
      11,387 * 3DO Co. @.......................................            7,743
       9,752 * Active Power, Inc. @............................           42,616
       5,597 * Advanced Energy Industries, Inc. ...............          169,589
       6,180 * American Superconductor Corp. @.................           44,249
       9,923   Ametek, Inc. ...................................          374,692
       2,012   Analogic Corp. .................................           87,039
      10,289 * Artesyn Technologies, Inc. .....................           77,682
      14,392   Avista Corp. ...................................          200,768
       9,976 * Beacon Power Corp. .............................            3,392
       3,252   BEI Technologies, Inc. .........................           53,788
       2,604   Bel Fuse, Inc., Class B.........................           69,787
       7,512   Belden, Inc. ...................................          163,762
       7,101 * Benchmark Electronics, Inc. @...................          213,030
       8,163   BMC Industries, Inc. ...........................           10,204
       4,323 * Britesmile, Inc. @..............................           16,860
       7,881   C & D Technologies, Inc. .......................          171,097
      10,827 * C-COR Electronics, Inc. ........................           94,736
      13,381 * Cable Design Technologies Corp. ................          155,220
       8,904 * Checkpoint Systems, Inc. .......................          116,999
      15,533 * Commscope, Inc. ................................          220,103
      25,764 * Cosine Communications, Inc. ....................           18,292
       9,981   CTS Corp. ......................................          158,698
       4,645   Cubic Corp. ....................................          125,461
      10,176 * Cymer, Inc. @...................................          439,908
       4,192 * Daktronics, Inc. ...............................           38,441
       5,716 * Dionex Corp. ...................................          146,158
       7,238 * DSP Group, Inc. ................................          141,213
       1,410 * DuraSwitch Industries, Inc. @...................            9,179
       8,294 * Electro Scientific Industries, Inc. ............          218,630

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONICS/ELECTRICAL EQUIPMENT - Continued
       3,239 * Emcor Group, Inc. ..............................   $      182,906
       3,946 * Encore Wire Corp. ..............................           53,666
       4,313 * Energy Conversion Devices, Inc. ................           87,036
       3,250 * ESCO Electronics Corp. .........................          115,408
       2,555 * Excel Technology, Inc. .........................           60,886
       4,648 * FEI Co. ........................................          124,566
      16,342 * Fisher Scientific International, Inc. ..........          502,516
       3,617 * FLIR Systems, Inc. .............................          160,052
       9,980 * FuelCell Energy, Inc. @.........................          121,357
       9,929   General Cable Corp. ............................          106,737
       5,607 * Gerber Scientific, Inc. ........................           22,428
       2,380 * Global Imaging Systems, Inc. ...................           40,817
      17,141 * Graftech International, Ltd. ...................          197,293
       9,753   Harman International Industries, Inc. ..........          539,341
      16,932 * Harmonic, Inc. .................................           98,883
      12,152 * Identix, Inc. @.................................           94,786
      15,847 * InterDigital Communications Corp. ..............          185,093
       4,260 * Intermagnetics General Corp. @..................          102,623
       7,423 * Intertan, Inc. .................................           99,097
       4,707 * Itron, Inc. ....................................          136,597
       1,790   Keithley Instruments, Inc. .....................           32,775
       6,257 * Lantronix, Inc. @...............................            6,320
       2,503 * Lecroy Corp. ...................................           35,543
       5,880 * Lightpath Technologies, Inc., Class A @.........            7,056
       6,062 * Littelfuse, Inc. ...............................          147,428
       6,097 * MagneTek, Inc. .................................           70,725
       4,487 * Manufacturers Services, Ltd. @..................           23,018
       2,817 * Measurement Specialties, Inc. @.................               28
       5,781 * Mechanical Technology, Inc. ....................            8,440
       2,623 * Medis Technologies, Ltd. @......................           23,607
       4,081 * Merix Corp. @...................................           70,601
      10,243   Methode Electronics, Inc., Class A..............          109,600
       9,250 * Microtune, Inc. @...............................           93,148
       3,239 * Microvision, Inc. @.............................           24,811
      11,784 * MIPS Technologies, Inc., Class A @..............           83,666
       4,332 * Molecular Devices Corp. ........................           81,961
      26,904 * MRV Communications, Inc. .......................           38,473
       2,225 * Nanometrics, Inc. ..............................           37,714
      15,811 * New Focus, Inc. @...............................           48,540
      10,381 * Newport Corp. ..................................          183,121
       4,437 * Nu Horizons Electronics Corp. ..................           39,090

--------------------------------------------------------------------------------

 May 31, 2002                                                   23
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONICS/ELECTRICAL EQUIPMENT - Continued
      14,520 * Oak Technology, Inc. ...........................   $      187,889
      35,568 * Oplink Communications, Inc. ....................           37,346
         691 * Optical Cable Corp. ............................              442
       1,401 * Optical Communication Products, Class A.........            2,284
       5,017   Park Electrochemical Corp. .....................          148,754
      10,114 * Paxar Corp. ....................................          172,747
       6,508 * Pemstar, Inc. @.................................           10,104
       5,102 * Photon Dynamics, Inc. ..........................          206,019
       8,351   Pioneer-Standard Electronics, Inc. @............           94,784
      16,384   Pittston Brink's Group..........................          442,532
       6,837 * Pixelworks, Inc. @..............................           58,798
       3,219 * Planar Systems, Inc. ...........................           73,715
       1,913 * Powell Industries, Inc. ........................           40,575
      10,023 * Proton Energy Systems, Inc. ....................           45,705
       6,179 * Rayovac Corp. @.................................          112,767
       2,933 * Recoton Corp. ..................................            7,655
       2,947 * Research Frontiers, Inc. @......................           40,698
       1,410   Richardson Electronics, Ltd. @..................           15,679
       4,639 * Rogers Corp. ...................................          142,185
       3,027 * SatCon Technology Corp. @.......................            5,479
       4,398 * SBS Technologies, Inc. .........................           57,526
       1,739 * ScanSource, Inc. @..............................          114,896
      16,816 * Silicon Image, Inc. ............................          138,732
       2,635 * Silicon Laboratories, Inc. @....................           62,924
       7,470 * Sipex Corp. ....................................           70,890
       4,386 * Standard Microsystems Corp. ....................           99,562
       3,281   Standex International Corp. ....................           84,781
       3,781 * Stoneridge, Inc. ...............................           59,551
      10,653   Technitrol, Inc. @..............................          275,380
      17,554 * Thomas & Betts Corp. ...........................          383,028
       4,600   Thomas Industries, Inc. ........................          132,710
       8,508 * Trimble Navigation, Ltd. .......................          152,889
       3,645 * TTM Technologies, Inc. .........................           29,160
       4,793 * Universal Display Corp. @.......................           50,806
       4,143 * Universal Electronics, Inc. ....................           70,970
       9,460 * Varian, Inc. ...................................          309,342
       6,848 * Vicor Corp. ....................................           68,822
       4,637   Watts Industries, Inc., Class A.................           86,480
       5,944 * Wesco International, Inc. ......................           42,678
       2,582 * Wilson Greatbatch Technologies, Inc. ...........           66,693

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               ELECTRONICS/ELECTRICAL EQUIPMENT - Continued
       3,218   Woodhead Industries, Inc. .....................   $       52,067
       2,667   Woodward Governor Co. .........................          160,873
       4,839   X-Rite, Inc. ..................................           36,341
       4,316 * Zygo Corp. ....................................           56,583
                                                                 --------------
                                                                     12,296,930
                                                                 --------------
               ENTERTAINMENT - 1.36%
       9,710 * Alliance Gaming Corp. .........................          127,007
       4,498 * Alloy, Inc. @..................................           60,273
       7,762 * AMC Entertainment, Inc. .......................          113,248
      10,447 * Aztar Corp. ...................................          216,044
       8,641 * Boca Resorts, Inc., Class A....................          111,642
       3,530 * Championship Auto Racing Teams.................           32,617
       3,430   Dover Downs Gaming & Entertainment, Inc. ......           45,619
       4,902   Dover Motorsports, Inc. .......................           29,363
       6,593 * Gaylord Entertainment Co. .....................          170,627
      16,268 * GTECH Holdings Corp. ..........................          457,944
       7,487 * Handleman Co. .................................           89,844
      14,865 * Hollywood Entertainment Corp. .................          287,786
       4,426 * Infogrames, Inc. ..............................           20,581
       5,958 * Isle Capri Casinos, Inc. @.....................          118,981
       1,722 * Liberty Livewire Corp., Class A................            5,717
       6,759 * Magna Entertainment Corp., Class A.............           52,382
       9,334 * Midway Games, Inc. @...........................           94,740
       3,124 * Penn National Gaming, Inc. ....................          112,745
       5,516 * Pinnacle Entertainment, Inc. ..................           58,856
       3,937 * Playboy Enterprises, Inc., Class B @...........           57,992
       5,034 * Scientific Games Corp., Class A................           42,789
       5,372 * Shuffle Master, Inc. @.........................           92,130
       3,993 * Speedway Motorsports, Inc. ....................          108,969
       1,845 * Steinway Musical Instruments, Inc. ............           40,867
      11,130 * Take-Two Interactive Software, Inc. @..........          285,707
      11,864 * THQ, Inc. @....................................          379,648
       5,353 * Tivo, Inc. @...................................           23,393
       7,979 * Trans World Entertainment Corp. @..............           56,651
       2,162 * Trendwest Resorts, Inc. @......................           51,196
       2,409 * Vail Resorts, Inc. ............................           44,277
       3,494 * World Wrestling Federation Entertainment, Inc.,
               Class A........................................           51,187
       8,857 * Zomax, Inc. ...................................           42,071
                                                                 --------------
                                                                      3,482,893
                                                                 --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               FERTILIZERS - 0.26%
       9,935   Delta & Pine Land Co. .........................   $      192,242
      32,707   IMC Global, Inc. ..............................          458,552
      11,662 * Terra Industries, Inc. ........................           23,791
                                                                 --------------
                                                                        674,585
                                                                 --------------
               FINANCE COMPANIES - 0.56%
      12,170   Charter Municipal Mortgage Acceptance Co. .....          210,663
       9,125   Chittenden Corp. ..............................          274,571
       3,911 * Credit Acceptance Corp. @......................           53,072
      11,255   Doral Financial Corp. .........................          450,650
       3,229 * Financial Federal Corp. @......................          110,109
         255 * Imperial Credit Industries, Inc. ..............                0
       1,205   Student Loan Corp. ............................          111,438
       3,550   Westcorp.......................................          109,234
       3,203 * WFS Financial, Inc. ...........................           96,186
       3,610 * World Acceptance Corp. ........................           30,144
                                                                 --------------
                                                                      1,446,067
                                                                 --------------
               FINANCIAL SERVICES - 1.04%
       6,969   Advanta Corp., Class A @.......................           96,521
       6,704 * Affiliated Managers Group, Inc. ...............          465,258
      10,250   American Capital Strategies, Ltd. .............          306,988
       1,747 * BKF Capital Group, Inc. .......................           51,886
       6,434 * Coinstar, Inc. ................................          184,012
       3,390 * Compucredit Corp. @............................           23,561
       3,704 * DVI, Inc. .....................................           72,376
       4,759 * Espeed, Inc., Class A @........................           54,062
       6,564 * Friedman, Billings, Ramsey Group, Inc., Class
               A .............................................           63,671
       1,609 * Gabelli Asset Management, Inc., Class A @......           63,153
      18,172 * IndyMac Bancorp, Inc. .........................          420,318
       6,842   Jeffries Group, Inc. ..........................          321,848
       4,153   Medallion Financial Corp. .....................           18,605
       2,129   MicroFinancial, Inc. ..........................           16,840
       2,097 * National Processing, Inc. .....................           58,926
       5,531 * NCO Group, Inc. ...............................          139,160
       3,216   New Century Financial Corp. @..................           87,089
       2,352 * PDI, Inc. .....................................           46,029
       4,629   Resource America, Inc. ........................           53,187
      15,039 * Soundview Technology Group, Inc. ..............           30,830
       4,117   SWS Group, Inc. @..............................           85,057
                                                                 --------------
                                                                      2,659,377
                                                                 --------------

--------------------------------------------------------------------------------

 24                                                   May 31, 2002
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOODS - 1.78%
       1,053   Alico, Inc. ....................................   $       29,758
       5,075 * American Italian Pasta Co., Class A.............          248,929
         430 * Arden Group, Inc. ..............................           24,080
       7,329 * Aurora Foods, Inc. @............................           14,731
      10,274 * Cadiz, Inc. @...................................           91,028
      10,670   Corn Products International, Inc. ..............          361,713
      26,254 * Dean Foods Co. .................................          958,271
       7,529 * Del Monte Foods Co. ............................           76,419
      12,715   Dole Food Co., Inc. ............................          423,028
       5,930   Dreyer's Grand Ice Cream, Inc. .................          260,505
       7,645 * Flowers Foods, Inc. ............................          195,788
       1,394 * Green Mountain Coffee, Inc. @...................           33,289
       7,041 * Hain Celestial Group, Inc. .....................          120,964
       4,684 * International Multifoods Corp. .................          124,079
       8,573   Interstate Bakeries Corp. ......................          232,243
       1,784 * J & J Snack Foods Corp. ........................           64,581
       7,173   Lance, Inc. ....................................          112,903
         646 * Maui Land & Pineapple, Inc. ....................           12,306
       4,526   Pilgrims Pride Corp. ...........................           65,718
       9,033 * Ralcorp Holdings, Inc. .........................          254,189
       1,755   Riviana Foods, Inc. ............................           42,138
       1,383   Sanderson Farms, Inc. ..........................           35,958
         114   Seabord Corp. ..................................           29,298
      14,290   Sensient Technologies Corp. ....................          341,102
       5,824   Smucker, J.M. Co. ..............................          193,939
       5,970 * Spartan Stores, Inc. ...........................           33,133
       2,421 * Surebeam Corp., Class A @.......................           14,889
       2,149 * Tejon Ranch Co. ................................           64,792
       2,802 * United Natural Foods, Inc. .....................           64,166
       4,892 * Wild Oats Markets, Inc. @.......................           71,717
                                                                  --------------
                                                                       4,595,654
                                                                  --------------
               FOOTWEAR - 0.37%
       6,019 * Footstar, Inc. .................................          142,951
       6,583 * Genesco, Inc. @.................................          155,490
       1,892   K-Swiss, Inc., Class A..........................           87,183
       2,225 * Kenneth Cole Productions, Inc., Class A @.......           58,785
       4,864 * Skechers USA, Inc., Class A @...................          105,597
       2,683 * Steven Madden, Ltd. ............................           45,531
      12,653   Stride Rite Corp. ..............................           99,959
       4,825 * Vans, Inc. .....................................           47,092
      12,539   Wolverine World Wide, Inc. .....................          221,564
                                                                  --------------
                                                                         964,152
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               FOREST PRODUCTS - 0.03%
       2,997   Deltic Timber Corp. ...........................   $       96,054
                                                                 --------------
               FREIGHT - 1.56%
      14,575   Airborne Freight Corp. ........................          328,958
      12,260   Alexander & Baldwin, Inc. .....................          337,273
       2,117 * Ambassadors International, Inc. @..............           19,582
       5,092 * Consolidated Freightways Corp. ................           16,040
       2,162 * Covenant Transport, Inc., Class A..............           34,590
      10,381 * EGL, Inc. .....................................          172,532
       4,675 * Forward Air Corp. .............................          148,197
       1,631 * Gulfmark Offshore, Inc. .......................           69,057
       7,059 * Heartland Express, Inc. .......................          144,709
       3,935   Interpool, Inc. ...............................           92,866
       4,724 * J.B. Hunt Transport Services, Inc. ............          129,107
       5,646 * Kirby Corp. ...................................          154,136
       5,196 * Knight Transportation, Inc. ...................          103,660
       2,446 * Landstar System, Inc. .........................          259,545
       5,411 * Offshore Logistics, Inc. ......................          113,577
       8,256   Overseas Shipholding Group, Inc. ..............          184,191
       3,599   Roadway Express, Inc. .........................          115,240
      16,014   Ryder System, Inc. ............................          478,819
      17,544 * Swift Transportation Co., Inc. ................          367,722
       8,089   US Freightways Corp. ..........................          281,982
      11,427   Werner Enterprises, Inc. ......................          211,628
       8,563 * Yellow Corp. ..................................          234,969
                                                                 --------------
                                                                      3,998,380
                                                                 --------------
               FUNERAL SERVICES - 0.07%
      29,117 * Stewart Enterprises, Inc., Class A.............          174,964
                                                                 --------------
               GAS & PIPELINE UTILITIES - 0.14%
      12,399   Atmos Energy Corp. ............................          286,913
       3,333   Cascade Natural Gas Corp. .....................           77,625
                                                                 --------------
                                                                        364,538
                                                                 --------------
               GOVERNMENT SPONSORED - 0.03%
       2,468 * Federal Agricultural Mortgage Corp., Class
               C @............................................           76,508
                                                                 --------------
               HARDWARE & TOOLS - 0.19%
       4,939   Barnes Group, Inc. ............................          114,585
       1,482   Lawson Products, Inc. .........................           45,897
       9,500   Lincoln Electric Holdings, Inc. ...............          266,095
       3,653   Penn Engineering & Manufacturing Corp. ........           65,389
                                                                 --------------
                                                                        491,966
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HEALTHCARE - 2.86%
       7,882 * Accredo Health, Inc. ...........................   $      425,155
      22,081 * Advanced Tissue Sciences, Inc. .................           45,266
       3,557 * American Healthcorp, Inc. @.....................           90,526
       8,333 * AmeriPath, Inc. ................................          245,823
      12,292 * Apria Healthcare Group, Inc. ...................          290,952
       8,087 * Columbia Laboratories, Inc. ....................           42,780
       4,291   Cooper Companies, Inc. .........................          214,593
       1,981 * Corvel Corp. ...................................           68,047
      17,715 * Coventry Health Care, Inc. .....................          550,051
       2,825 * Dianon Systems, Inc. ...........................          182,212
       7,650 * Diversa Corp. ..................................           85,680
       1,316 * Dynacq International, Inc. @....................           17,095
      17,928 * Edwards Lifesciences Corp. .....................          427,045
       7,542 * Genta, Inc. @...................................           69,763
       6,144 * Gentiva Health Services, Inc. ..................          156,979
       6,584 * Geron Corp. @...................................           40,097
       3,742 * HealthExtras, Inc. @............................           19,571
      17,141   Hooper Holmes, Inc. ............................          149,984
       4,852 * Impath, Inc. @..................................          113,731
       9,309 * Intuitive Surgical, Inc. @......................           87,784
       6,266   Invacare Corp. .................................          236,604
       2,270 * Med-Design Corp. @..............................           37,001
       3,114 * Medquist, Inc. .................................           86,351
       6,348   Mentor Corp. ...................................          242,748
       2,509 * National Healthcare Corp. ......................           44,033
       5,080 * Ocular Sciences, Inc. ..........................          142,951
       2,820 * Option Care, Inc. @.............................           36,660
       8,596 * PacifiCare Health Systems, Inc., Class A @......          238,453
       3,551 * Polymedica Corp. @..............................          127,907
      15,406 * Praecis Pharmaceuticals, Inc. ..................           51,918
      14,332 * Province Healthcare Co. ........................          364,893
       4,803 * RehabCare Group, Inc. ..........................          128,000
      14,849 * Renal Care Group, Inc. .........................          500,560
       9,908 * Respironics, Inc. ..............................          344,600
       7,296 * Sierra Health Services, Inc. ...................          136,800
       6,982 * Sola International, Inc. .......................           83,644
      19,828 * Steris Corp. ...................................          419,362
      11,441 * Sybron Dental Specialties, Inc. ................          257,422
       1,368 * U.S. Physical Therapy, Inc. @...................           24,720
      28,612 * US Oncology, Inc. ..............................          247,494
      14,840 * VISX, Inc. .....................................          202,566
       1,572   Vital Signs, Inc. ..............................           62,566
                                                                  --------------
                                                                       7,340,387
                                                                  --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                   25
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HEAVY DUTY TRUCKS/PARTS - 0.32%
       3,418   Bandag, Inc. ...................................   $      109,376
      13,639   Federal Signal Corp. ...........................          345,067
       5,053   Oshkosh Truck Corp., Class B....................          301,664
       6,945   Wabash National Corp. @.........................           66,325
                                                                  --------------
                                                                         822,432
                                                                  --------------
               HOME BUILDERS - 1.20%
       3,338 * Beazer Homes USA, Inc. @........................          261,098
       4,414 * Hovnanian Enterprises, Inc., Class A @..........          141,205
      12,359   KB Home.........................................          636,859
       5,523   M.D.C. Holdings, Inc. ..........................          245,829
       1,904 * Meritage Corp. .................................           80,729
         692 * Newmark Homes Corp. ............................           11,522
       1,859 * NVR, Inc. ......................................          615,329
       8,044   Ryland Group, Inc. @............................          434,376
       7,686   Standard Pacific Corp. .........................          253,638
      13,748 * Toll Brothers, Inc. ............................          405,566
                                                                  --------------
                                                                       3,086,151
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.61%
       6,060 * Amsurg Corp. ...................................          193,859
      29,300 * Beverly Enterprises, Inc. ......................          228,833
         647 * Carecentric, Inc. ..............................              291
      13,435 * Eclipsys Corp. .................................          199,241
      11,850 * Lifepoint Hospitals, Inc. ......................          461,084
       7,252 * Magellan Health Services, Inc. .................           38,726
       6,356 * Pediatrix Medical Group, Inc. ..................          241,846
       2,872 * Select Medical Corp. ...........................           44,200
       5,291 * Sunrise Assisted Living, Inc. @.................          154,550
                                                                  --------------
                                                                       1,562,630
                                                                  --------------
               HOSPITAL SUPPLIES - 0.94%
       9,629 * American Medical Systems
               Holdings, Inc. .................................          221,467
       3,408   Arrow International, Inc. ......................          156,564
       6,105 * ArthroCare Corp. @..............................           68,437
      17,583 * Bio-Technology General Corp. ...................           88,601
       1,618 * Closure Medical Corp. @.........................           25,079
       8,659 * Coherent, Inc. .................................          260,203
      19,694 * Computerized Thermal Imaging, Inc. @............           14,770

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HOSPITAL SUPPLIES - Continued
       2,999 * Conceptus, Inc. ................................   $       55,601
       7,145 * Conmed Corp. ...................................          169,622
       3,479   Datascope Corp. @...............................          100,891
       6,461   Diagnostic Products Corp. ......................          325,311
       2,839 * ICU Medical, Inc. ..............................           98,882
      10,267   Owens & Minor, Inc. @...........................          193,636
      21,501 * PSS World Medical, Inc. ........................          177,383
       3,091 * SonoSite, Inc. .................................           49,920
      12,531 * Techne Corp. ...................................          393,599
      17,293 * Vasomedical, Inc. ..............................           30,782
                                                                  --------------
                                                                       2,430,748
                                                                  --------------
               HOUSEHOLD PRODUCTS - 0.74%
      11,045   Church & Dwight Co., Inc. ......................          384,035
       1,187 * CSS Industries, Inc. ...........................           43,705
      28,637   Dial Corp. .....................................          578,467
       4,625   Libbey, Inc. ...................................          160,025
       4,268   Oneida, Ltd. ...................................           77,251
       2,811   Russ Berrie and Co., Inc. ......................           96,052
       4,770 * Scotts Co., Class A.............................          223,475
      15,619   Tupperware Corp. ...............................          345,648
                                                                  --------------
                                                                       1,908,658
                                                                  --------------
               HUMAN RESOURCES - 0.50%
       6,841 * Administaff, Inc. @.............................           87,565
       3,514 * CDI Corp. ......................................           98,322
       5,441 * Heidrick & Struggles International, Inc. .......          118,124
       4,813   Kelly Services, Inc., Class A...................          125,427
       7,256 * Kforce, Inc. ...................................           39,981
      11,402 * Korn/Ferry International........................          122,229
      12,231 * Labor Ready, Inc. ..............................          108,611
      27,713 * MPS Group, Inc. ................................          228,909
       6,315 * On Assignment, Inc. ............................          135,457
       2,035 * Resources Connection, Inc. .....................           51,832
      15,812 * Spherion Corp. .................................          174,406
                                                                  --------------
                                                                       1,290,863
                                                                  --------------
               INFORMATION PROCESSING -
               HARDWARE - 0.93%
      13,470 * Avocent Corp. ..................................          304,422
       5,040 * Bell Microproducts, Inc. .......................           51,912

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - HARDWARE - Continued
       7,686 * Centillium Communications, Inc. ................   $       54,963
      18,567 * Concurrent Computer Corp. @.....................          117,900
      12,536 * DDI Corp. ......................................           34,474
       3,050 * Digimarc Corp. @................................           39,040
       3,028 * Electronics Boutique Holdings Co. @.............           89,901
      16,227 * Electronics for Imaging, Inc. ..................          265,149
       6,446 * Handspring, Inc. @..............................           11,281
       7,627 * Hutchinson Technology, Inc. @...................          120,430
      11,828 * Infocus Corp. @.................................          138,624
      15,734 * Iomega Corp. ...................................          198,248
       9,864 * Lexar Media, Inc. ..............................           29,099
       5,650 * Mercury Computer Systems, Inc. .................          154,640
       1,997 * PC Connection, Inc. ............................           19,471
       4,492 * Radiant Systems, Inc. ..........................           58,489
      36,345 * Read-Rite Corp. ................................           86,138
      23,167 * Silicon Storage Technology, Inc. ...............          250,204
      28,233 * Sonicblue, Inc. @...............................           39,809
      20,300 * Stratos Lightwave, Inc. ........................           41,818
       2,624 * Virage Logic Corp. .............................           33,220
      57,180 * Western Digital Corp. ..........................          263,028
                                                                  --------------
                                                                       2,402,260
                                                                  --------------
               INFORMATION PROCESSING -SERVICES - 3.26%
       2,585 * 3D Systems Corp. ...............................           29,547
      31,988 * Adaptec, Inc. ..................................          414,884
      18,796 * Advanced Digital Information Corp. .............          156,195
      18,097 * Aeroflex, Inc. .................................          213,925
      22,183 * Akamai Technologies, Inc. @.....................           44,366
       6,698 * America Online, Class A.........................            5,559
       8,052 * Anixter International, Inc. ....................          226,664
       1,867 * Ansoft Corp. ...................................           14,843
      11,656 * answerthink, inc. ..............................           60,611
       8,271 * AsiaInfo Holdings, Inc. @.......................          102,560
      13,724 * Auspex Systems, Inc. ...........................            7,411
      11,571 * Avant Corp. ....................................          216,031
      15,129 * Avici Systems, Inc. @...........................           26,173
       6,088 * Black Box Corp. @...............................          308,418
       2,800 * Braun Consulting, Inc. .........................           14,028
       6,808 * CACI International, Inc., Class A...............          229,293
       5,162 * Carreker Corp. @................................           51,001

--------------------------------------------------------------------------------

 26                                                   May 31, 2002
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - SERVICES - Continued
       1,440 * Catapult Communications Corp. ..................   $       27,000
      15,429 * Ciber, Inc. ....................................          118,649
       5,412 * Click Commerce, Inc. ...........................            3,843
       2,327 * Cognizant Technology Solutions, Class A  @......          113,488
      86,132 * Commerce One, Inc. @............................           64,599
       9,061 * Computer Network Technology Corp. @.............           76,112
       5,882 * Corillian Corp. ................................           11,293
       5,333 * Covansys Corp. .................................           37,491
       5,729 * Crossroads Systems, Inc. .......................            8,880
       4,823 * Datastream Systems, Inc. .......................           31,591
       6,606 * Digex, Inc., Class A............................            4,690
       8,488 * Digital Insight Corp. ..........................          120,614
       6,757 * Digital Think, Inc. ............................           10,473
       2,664 * Digitas, Inc. ..................................           10,709
       3,737 * Divine, Inc., Class A @.........................           19,244
      13,177 * Engage, Inc. @..................................            1,845
      14,341 * Entrust, Inc. ..................................           57,221
       6,233   Factset Research Systems, Inc. .................          203,196
       5,568   Fair Issac & Co., Inc. @........................          326,285
      10,632 * FileNet Corp. ..................................          163,626
       4,122 * Forrester Research, Inc. .......................           83,306
       9,164 * Freemarkets, Inc. @.............................          141,584
      23,500 * Gartner, Inc., Class A..........................          269,310
       2,654 * Genuity, Inc., Class A @........................           18,581
       4,181 * GSI Commerce, Inc. @............................           58,032
      11,779 * I-many, Inc. @..................................           50,885
       8,297 * Information Resources, Inc. ....................           81,311
      73,630 * Infospace, Inc. ................................           60,377
      15,071 * Intergraph Corp. ...............................          261,482
      16,317 * Interland, Inc. ................................           50,093
      45,658 * Internap Network Services Corp. ................           19,176
      12,862 * IXIA @..........................................          100,825
       6,667 * JNI Corp. ......................................           30,802
       5,480 * Kana Software, Inc. @...........................           27,564
       7,206 * Keynote Systems, Inc. @.........................           57,432
       5,986 * Kronos, Inc. ...................................          245,785
       7,457 * Loudcloud, Inc. @...............................           11,335
      17,765 * Macromedia, Inc. ...............................          394,383
       4,416 * Manhattan Associates, Inc. .....................          122,323
       9,361 * MatrixOne, Inc. ................................           56,166

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - SERVICES - Continued
       3,247 * Maxwell Technologies, Inc. @....................   $       38,380
       1,685 * Mcafee.com Corp., Class A.......................           24,803
       6,331 * MCSi, Inc. @....................................           81,986
       8,133 * Metasolv Software, Inc. ........................           36,599
       3,220 * Micro General Corp. ............................           64,239
       5,286 * Micros Systems, Inc. ...........................          152,871
       6,366   MTS Systems Corp. ..............................           66,079
       5,351 * Net2Phone, Inc. @...............................           28,681
       2,191 * Netratings, Inc. ...............................           24,539
       5,206 * NetScout Systems, Inc. .........................           42,950
       4,014 * Novadigm, Inc. .................................           28,299
       7,089 * NYFIX, Inc. @...................................           67,346
       4,110 * PC-Tel, Inc. ...................................           30,126
         458 * PEC Solutions, Inc. @...........................           12,201
      19,178 * Perot Systems Corp., Class A....................          352,875
       3,012 * Pomeroy Computer Resources, Inc. ...............           44,879
       6,118 * Probusiness Services, Inc. @....................          105,536
       4,098 * Proquest Co. ...................................          163,305
       4,069 * QRS Corp. ......................................           39,347
       4,796 * RadiSys Corp. ..................................           62,348
       6,978 * Rainbow Technologies, Inc. .....................           40,472
       5,875 * Register.com, Inc. .............................           46,413
      24,518 * Sapient Corp. ..................................           36,041
       2,715   Schawk, Inc., Class A...........................           26,254
       4,629 * SCM Microsystems, Inc. @........................           51,104
       8,608 * Secure Computing Corp. .........................           93,311
      59,399 * Silicon Graphics, Inc. .........................          172,851
       1,273 * Simplex Solutions, Inc. @.......................           21,705
       1,543 * Skillsoft Corp. ................................           28,221
      12,473 * Sonicwall, Inc. @...............................           76,210
       3,854 * Sorrento Networks Corp. @.......................            5,781
       6,895 * Sykes Enterprises, Inc. ........................           65,227
       3,213 * Synplicity, Inc. ...............................           20,885
       1,523 * Syntel, Inc. ...................................           22,769
       9,383 * Systems & Computer
               Technology Corp. ...............................          134,271
       6,843 * Trizetto Group, Inc. ...........................           67,540
       8,987 * Turnstone Systems, Inc. ........................           34,061
      13,915 * Universal Access Global Holdings @..............            5,149
      20,673 * VerticalNet, Inc. @.............................            6,822
       8,563 * Visual Networks, Inc. @.........................           11,646

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - SERVICES - Continued
      15,179 * Wave Systems Corp. @............................   $       22,161
       7,269 * Webmethods, Inc. ...............................           65,784
       5,049 * Websense, Inc. .................................          149,450
       8,882 * Xanser Corp. ...................................           17,942
      17,377 * Xybernaut Corp. @...............................           15,813
       3,941 * Zixit Corp. @...................................           17,340
                                                                  --------------
                                                                       8,395,722
                                                                  --------------
               INFORMATION PROCESSING -SOFTWARE - 3.17%
      12,868 * Actuate Corp. @.................................           73,991
       9,285 * Agile Software Corp. ...........................           77,437
      12,582 * American Management Systems, Inc. ..............          262,838
       4,435 * Ansys, Inc. ....................................          118,858
      16,398 * Art Technology Group, Inc. .....................           21,481
      78,289 * Ascential Software Corp. .......................          241,913
       9,600 * Aspen Technologies, Inc. @......................          107,616
       6,928 * Avid Technology, Inc. ..........................           63,183
       3,606 * Barra, Inc. ....................................          160,251
       8,733 * Blue Martini Software, Inc. ....................            6,200
      16,709 * Borland Software Corp. .........................          159,905
       5,910 * Brio Technology, Inc. ..........................            8,274
       4,607 * BSquare Corp. ..................................           10,688
       6,679 * Cacheflow, Inc. ................................            4,074
       3,425 * Caminus Corp. ..................................           30,825
       3,602 * CCC Information Services
               Group, Inc. ....................................           42,468
       6,561 * Centra Software, Inc. ..........................           16,271
       8,735 * Chordiant Software, Inc. .......................           26,904
       5,358 * Convera Corp., Class A..........................           20,146
      11,087 * Docent, Inc. @..................................           20,622
      11,554 * Documentum, Inc. ...............................          150,202
      18,796 * E.Piphany, Inc. ................................           78,003
       7,022 * Echelon Corp. @.................................           90,794
      13,999 * eFunds Corp. ...................................          193,466
       2,726 * Embarcadero Technologies, Inc. @................           26,061
       2,984 * EPIQ Systems, Inc. .............................           47,625
       9,380 * EXE Technologies, Inc. .........................           10,975
       4,507 * Extensity, Inc. ................................            6,084
       5,755 * F5 Networks, Inc. @.............................           67,967
      13,512 * FalconStor Software, Inc. @.....................           66,479

--------------------------------------------------------------------------------

 May 31, 2002                                                   27
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - SOFTWARE - Continued
      10,624   Global Payments, Inc. .........................   $      385,651
          59 * GlobaScape, Inc. ..............................               15
      10,758 * HNC Software, Inc. ............................          215,483
       9,914 * Hyperion Solutions Corp. ......................          211,168
       5,055 * IDX Systems Corp. @............................           89,726
       9,354 * Indus International, Inc. .....................           25,817
       8,171 * Infousa, Inc. .................................           54,746
      38,011 * Inktomi Corp. .................................           67,279
       2,752 * Integral Systems, Inc. ........................           63,213
      15,008 * InteliData Technologies Corp. @................           27,615
       5,516   Inter-Tel, Inc. @..............................          104,252
       1,669 * Interactive Intelligence, Inc. ................            5,842
       4,177 * Intercept Group, Inc. @........................          104,926
      22,955 * Intertrust Technologies Corp. .................           47,976
       9,159 * InterVoice-Brite, Inc. @.......................           29,400
       7,166 * ITXC Corp. @...................................           41,491
      31,277 * J.D. Edwards & Co. ............................          364,690
       6,531 * JDA Software Group, Inc. ......................          172,941
      17,972 * Keane, Inc. ...................................          260,953
      30,510 * Legato Systems, Inc. ..........................          190,995
      32,165 * Liberate Technologies, Inc. @..................          130,268
       4,053 * MapInfo Corp. .................................           41,584
       9,846 * Microstrategy, Inc., Class A @.................           12,111
       1,293 * Moldflow Corp. ................................           12,723
       4,818 * MRO Software, Inc. ............................           63,838
       8,605 * MSC Software Corp. ............................           89,492
       8,224 * Multex.com, Inc. ..............................           26,810
       9,777   NDCHealth Corp. ...............................          315,504
       7,741 * Netegrity, Inc. ...............................           54,187
      12,301 * NetIQ Corp. ...................................          284,399
     107,369 * Novell, Inc. ..................................          368,276
       8,065 * Nuance Communications, Inc. ...................           36,373
       5,715 * Numerical Technologies, Inc. @.................           45,149
      12,198 * Onyx Software Corp. ...........................           43,303
       2,593 * Opnet Technologies, Inc. @.....................           23,985
       6,781 * Packeteer, Inc. ...............................           45,433
       9,032 * PER-SE Technologies, Inc. .....................           97,546
       7,208 * Phoenix Technologies, Ltd. ....................           91,542
      17,254 * Pinnacle Systems, Inc. ........................          189,104
       4,268 * Plato Learning, Inc. ..........................           51,685
      30,015 *            Portal Software, Inc. ...                      36,318
       8,824 * Progress Software Corp. .......................          123,712

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - SOFTWARE - Continued
      11,470 * Pumatech, Inc. ................................   $        7,685
       8,119 * Redeemable Hat, Inc. ..........................           39,052
       2,351 * Renaissance Learning, Inc. @...................           80,851
       5,790 * Roxio, Inc. ...................................           96,982
      19,483 * S1 Corp. ......................................          147,097
       4,030 * Sanchez Computer
               Associates, Inc. ..............................           24,019
       5,984 * Seachange International, Inc. .................           47,812
       9,599 * Seebeyond Technology Corp. ....................           30,237
       4,941 * Selectica, Inc. ...............................           17,738
       4,737 * Serena Software, Inc. .........................           67,076
       5,712 * SignalSoft Corp. @.............................           12,681
       7,367 * Speechworks International, Inc. ...............           29,689
       3,607 * SPSS, Inc. ....................................           57,712
      22,691 * Starbase Corp. @...............................            5,219
       5,689 * Stellent, Inc. ................................           31,802
       6,562 * Support Common, Inc. @.........................           18,964
       3,531   Talx Corp. ....................................           65,006
       6,134 * Tradestation Group, Inc. ......................            7,606
      10,660 * Transaction Systems Architects, Inc., Class
               A .............................................          117,793
       2,805 * Ulticom, Inc. @................................           19,439
       5,721 * Vastera, Inc. @................................           34,040
       8,643 * Verity, Inc. ..................................           80,034
      11,843 * Viewpoint Corp. @..............................           67,505
       9,386 * Virginia Linux Systems, Inc. ..................            8,166
      21,372 * Vitria Technology, Inc. .......................           26,288
       7,700 * Watchguard Technologies, Inc. .................           38,962
       5,418 * WebEx Communications, Inc. @...................           75,581
       3,535 * Witness Systems, Inc. .........................           22,094
                                                                 --------------
                                                                      8,136,252
                                                                 --------------
               INSURANCE - CASUALTY - 0.90%
       3,027 * American Physicians Capital, Inc. .............           50,399
       6,512   Argonaut Group, Inc. ..........................          139,292
       1,916   Baldwin & Lyons, Inc., Class B.................           44,202
       4,620   CNA Surety Corp. ..............................           69,854
       7,455   Commerce Group, Inc. ..........................          293,280
       8,928   Harleysville Group, Inc. ......................          241,949
         318 * Meemic Holdings, Inc. .........................            8,859
       1,170   Midland Co. ...................................           54,990

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - CASUALTY - Continued
       1,009   NYMAGIC, Inc. ..................................   $       18,364
      16,914 * Ohio Casualty Corp. ............................          353,672
       3,460 * Philadelphia Consolidated Holding Corp. ........          146,427
       3,219 * PICO Holdings, Inc. ............................           48,285
       7,244   PMA Capital Corp., Class A......................          139,374
       6,878 * ProAssurance Corp. .............................          123,873
       2,013   RLI Corp. ......................................          108,199
       2,801   SCPIE Holdings, Inc. ...........................           24,873
       7,684   Selective Insurance Group, Inc. ................          208,083
       3,753   State Auto Financial Corp. .....................           60,798
       1,913   United Fire & Casualty Co. .....................           64,353
      10,491   Vesta Insurance Group, Inc. ....................           44,587
       2,487   Zenith National Insurance Corp. ................           78,888
                                                                  --------------
                                                                       2,322,601
                                                                  --------------
               INSURANCE - LIFE - 0.81%
      12,137   Amerus Group Co. @..............................          430,257
       6,755 * Citizens, Inc., Class A.........................           60,791
       3,527   FBL Financial Group, Inc., Class A..............           69,764
       1,779   Great American Financial Resources, Inc. .......           31,310
       1,851   Kansas City Life Insurance Co. .................           68,487
         647 * National Western Life Insurance Co., Class A ...           71,655
       6,543   Presidential Life Corp. ........................          144,077
       8,967   StanCorp Financial Group, Inc. .................          526,184
      11,751 * UICI @..........................................          207,523
      13,605 * Universal American Financial Corp. .............           97,412
       6,386   W.R. Berkley Corp. .............................          376,582
                                                                  --------------
                                                                       2,084,042
                                                                  --------------
               INSURANCE - MISCELLANEOUS -  0.54%
      13,958   Brown & Brown, Inc. ............................          497,603
       2,759 * Cobalt Corp. ...................................           56,697
      10,477   Crawford & Co., Class B @.......................          118,390
      17,275   Fremont General Corp. @.........................           76,701
       8,534   Hilb, Rogal & Hamilton Co. .....................          351,686
       5,605   LandAmerica Financial Group, Inc. ..............          181,602
       2,087 * Triad Guaranty, Inc. ...........................           98,820
                                                                  --------------
                                                                       1,381,499
                                                                  --------------

--------------------------------------------------------------------------------

 28                                                   May 31, 2002
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - MULTILINE - 0.49%
      11,840   Alfa Corp. .....................................   $      325,363
       3,944   Delphi Financial Group, Inc., Class A...........          165,648
      12,296   Horace Mann Educators Corp. ....................          250,224
      14,305 * Mid Atlantic Medical Services, Inc. ............          513,692
                                                                  --------------
                                                                       1,254,927
                                                                  --------------
               LEISURE TIME - 1.29%
      19,528 * Acclaim Entertainment, Inc. ....................          102,327
       4,482 * Action Performance Companies, Inc. @............          163,817
      10,766 * Activision, Inc. ...............................          351,187
         980 * Ameristar Casinos, Inc. ........................           28,714
       4,817   Arctic Cat, Inc. ...............................           96,099
       6,829 * Argosy Gaming Co. ..............................          234,918
       8,945 * Bally Total Fitness Holding Corp. @.............          184,714
       9,063 * Boyd Gaming Corp. ..............................          132,410
         829   Churchill Downs, Inc. ..........................           29,015
       6,803 * Dollar Thrifty Automotive Group, Inc. ..........          158,102
       5,684 * Jakks Pacific, Inc. ............................          103,733
       5,418 * K2, Inc. .......................................           45,240
       5,899 * MTR Gaming Group, Inc. @........................           95,387
       8,960 * Nautilus Group, Inc. @..........................          327,488
       3,985 * Navigant International, Inc. ...................           60,572
       7,482 * Pegasus Solutions, Inc. ........................          110,360
       6,952   Polaris Industries, Inc. .......................          483,442
       4,878 * ResortQuest International, Inc. ................           31,219
       5,782 * SCP Pool Corp. .................................          169,181
      10,136 * Station Casinos, Inc. ..........................          168,764
       2,285   Thor Industries, Inc. ..........................          158,808
       5,977 * WMS Industries, Inc. @..........................           83,738
                                                                  --------------
                                                                       3,319,235
                                                                  --------------
               LODGING - 0.39%
      10,105 * Choice Hotels International, Inc. ..............          232,718
       4,043 * Crestline Capital Corp. ........................          137,260
       3,019 * Hollywood Casino Corp., Class A.................           39,337
      38,794 * La Quinta Corp. ................................          291,343
       5,266   Marcus Corp. ...................................           76,357
      13,517 * Prime Hospitality Corp. ........................          170,855
      45,553 * Wyndham International, Inc., Class A............           52,386
                                                                  --------------
                                                                       1,000,256
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY - 3.39%
      20,540 * Agco Corp. .....................................          426,205
       4,769   Albany International Corp., Class A.............          124,232
       5,151   Applied Industrial Technologies, Inc. ..........          101,732
       4,646 * Astec Industries, Inc. .........................           77,960
       5,583 * Aviall, Inc. ...................................           53,429
       7,128   Baldor Electric Co. ............................          172,854
       6,527   Briggs & Stratton Corp. ........................          267,738
       9,805 * Brooks-PRI Automation, Inc. @...................          295,817
       2,160   Carbo Ceramics, Inc. ...........................           74,520
       6,752   Clarcor, Inc. ..................................          207,624
       9,701 * Cognex Corp. ...................................          221,959
       2,513 * CoorsTek, Inc. .................................           84,311
       3,981 * Flow International Corp. .......................           36,426
      16,077 * Flowserve Corp. ................................          513,982
       2,526   Franklin Electric Co., Inc. ....................          121,021
       4,420 * Gardner Denver, Inc. ...........................          100,909
       2,217   Gorman-Rupp Co. ................................           64,182
       9,515   Graco, Inc. ....................................          408,669
       9,430   Granite Construction, Inc. .....................          217,927
       7,113   Hughes Supply, Inc. ............................          282,742
       9,307   IDEX Corp. .....................................          352,735
       7,061 * Insituform Technologies, Inc., Class A @........          178,361
       5,269 * Ionics, Inc. ...................................          127,931
      12,718   JLG Industries, Inc. ...........................          175,508
       3,697 * Kadant, Inc. ...................................           58,967
       9,374   Kennametal, Inc. ...............................          375,897
       2,991   Lindsay Manufacturing Co. ......................           69,481
       1,689   Lufkin Industries, Inc. ........................           45,637
       4,536 * Lydall, Inc. ...................................           69,628
       7,323   Manitowoc Co., Inc. ............................          288,892
       4,778   Milacron, Inc. .................................           59,725
       7,111   Nordson Corp. ..................................          202,379
       3,198 * Osmonics, Inc. .................................           51,168
       9,246 * Presstek, Inc. @................................           60,922
       1,928   Quixote Corp. ..................................           33,740
       5,758   Regal-Beloit Corp. .............................          145,102
       2,396   Robbins & Myers, Inc. @.........................           57,768
       3,067   Sauer-Danfoss, Inc. ............................           30,363
       2,921 * SPS Technologies, Inc. .........................          106,938
       7,597   Stewart & Stevenson Services, Inc. .............          127,706

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY - Continued
       4,581   Tecumseh Products Co., Class A..................   $      213,017
       2,726   Tennant Co. ....................................          108,359
      13,170 * Terex Corp. ....................................          334,518
      14,936   Timken Co. .....................................          334,566
       3,723   Toro Co. .......................................          214,333
      13,851   Trinity Industries, Inc. @......................          259,706
       5,427   W.H. Brady Co., Class A.........................          195,372
       7,380   Wabtec Corp. ...................................          101,106
       7,996 * Zebra Technologies Corp., Class A...............          460,889
                                                                  --------------
                                                                       8,694,953
                                                                  --------------
               MEDICAL TECHNOLOGY - 2.60%
       4,393 * Abiomed, Inc. @.................................           32,508
       5,901 * Acacia Research Corp. ..........................           48,034
      10,800 * Aclara Biosciences, Inc. .......................           22,248
       2,030 * Advanced Neuromodulation Systems, Inc. @........           64,838
       6,254 * Aksys, Ltd. @...................................           37,524
       6,359 * Albany Molecular Research, Inc. ................          133,412
       4,825 * Alexion Pharmaceuticals, Inc. ..................           75,945
       3,023 * Align Technology, Inc. @........................           11,639
       9,385 * Allscripts Heathcare Solutions, Inc. @..........           41,669
       4,891 * Applied Molecular Evolution ....................           30,476
       8,650 * ARAID Pharmaceuticals, Inc. ....................           37,714
       5,468 * Arena Pharmaceuticals, Inc. ....................           42,268
       5,814 * Arqule, Inc. ...................................           50,175
       3,789 * Aspect Medical Systems, Inc. ...................           18,793
       6,707 * ATS Medical, Inc. ..............................           11,067
      18,250 * Avant Immunotherapeutics, Inc. .................           19,893
       6,027 * Avigen, Inc. @..................................           51,706
       5,006 * Bio-Rad Laboratories, Inc., Class A.............          221,566
       5,509 * Biopure Corp., Class A @........................           40,656
       3,737 * Biosite, Inc. ..................................          111,736
       1,112 * BioSphere, Inc. ................................            6,504
       2,894 * Bone Care International, Inc. @.................           26,538
      13,813 * Bruker Daltonics, Inc. @........................          100,559
       6,802   Cambrex Corp. ..................................          296,975
       8,855 * CardioDynamics International Corp. .............           29,664
      10,454 * Cell Genesys, Inc. @............................          145,833
       3,441 * Cerus Corp. @...................................          148,754

--------------------------------------------------------------------------------

 May 31, 2002                                                   29
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MEDICAL TECHNOLOGY - Continued
       5,028 * Ciphergen Biosystems, Inc. .....................   $       23,883
       9,067 * Connetics Corp. ................................          117,599
       4,712 * CryoLife, Inc. @................................          136,554
       9,742 * Curis, Inc. ....................................           12,470
       6,685 * CV Therapeutics, Inc. @.........................          128,085
       5,870 * Cyberonics, Inc. ...............................           89,517
      24,081 * Cytogen Corp. ..................................           27,934
      10,955 * Decode Genetics, Inc. @.........................           51,598
       3,885 * Deltagen, Inc. .................................           16,706
       9,349 * Dendrite International, Inc. ...................          110,412
       3,520 * DiGene Corp. ...................................           81,875
       5,044 * Endocare, Inc. @................................           73,895
       5,523 * EntreMed, Inc. @................................           32,033
       6,921 * Enzo Biochem, Inc. @............................          126,654
       6,886 * Esperion Therapeutics, Inc. ....................           32,708
       1,214 * Exact Sciences Corp. @..........................           16,025
      11,863 * Exelixis, Inc. @................................           91,938
       5,478 * Genaissance Pharmaceuticals, Inc. ..............            7,614
       8,071 * Gene Logic, Inc. @..............................          104,277
       2,984 * Genencor International, Inc. @..................           32,914
       6,870 * Genome Therapeutics Corp. @.....................           21,641
       3,539 * Genstar Therapeutics Corp. .....................            2,053
       6,211 * Genzyme Transgenics Corp. ......................           10,745
       6,070 * Haemonetics Corp. ..............................          181,614
       2,080 * Harvard Bioscience, Inc. .......................           13,458
       3,940 * Hyseq, Inc. @...................................           11,938
       5,399 * I-STAT Corp. @..................................           25,159
      10,250 * IDEXX Laboratories, Inc. .......................          323,900
       4,230 * IGEN International..............................          162,855
       3,156 * II-VI, Inc. ....................................           44,310
       5,594 * Illumina, Inc. @................................           35,802
      11,382 * Immunomedics, Inc. @............................          133,169
       4,434 * Inamed Corp. ...................................          143,883
       3,579 * Integra Lifesciences Corp. .....................           68,323
       9,505 * InterMune, Inc. @...............................          254,259
       4,142 * Kosan Biosciences, Inc. ........................           37,444
       3,873 * Large Scale Biology Corp. ......................            5,074
      10,252 * Lexicon Genetics, Inc. .........................           62,332
       4,871 * Luminex Corp. @.................................           31,661
       5,007 * Martek Biosciences Corp. @......................          121,920
       7,021 * Maxim Pharmaceuticals, Inc. @...................           28,224
       8,781 * Maxygen, Inc. ..................................           88,425
       6,739 * Medicines Co. @.................................           60,651

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MEDICAL TECHNOLOGY - Continued
       4,059 * Nanogen, Inc. ..................................   $       12,380
       3,515 * Neose Technologies, Inc. @......................           37,118
       2,146 * North American Scientific, Inc. ................           25,967
       3,202 * Northfield Laboratories, Inc. @.................           13,192
       4,575 * Novavax, Inc. ..................................           21,045
       4,483 * Novoste Corp. ..................................           29,588
       7,892 * Orasure Technologies, Inc. @....................           52,884
      16,357 * Orchid Biosciences, Inc. @......................           23,227
       9,672 * Organogenesis, Inc. @...........................            4,643
       6,358 * Paradigm Genetics, Inc. ........................            8,138
      33,193 * Peregrine Pharmaceuticals, Inc. ................           55,764
       5,171 * Possis Medical, Inc. ...........................           69,964
       3,809 * Regeneration Technologies, Inc. ................           20,378
       3,981 * Ribozyme Pharmaceuticals, Inc. @................            3,941
       3,249 * Sangamo Biosciences, Inc. ......................           20,306
       2,115 * Seattle Genetics, Inc. @........................            9,433
       8,688 * Sequenom, Inc. @................................           42,484
       5,534 * Serologicals Corp. .............................          102,656
       1,549 * Specialty Laboratories, Inc. ...................           11,137
         600 * SRI / Surgical Express, Inc. @..................            8,472
       3,987 * SurModics, Inc. ................................          135,399
      11,321 * Targeted Genetics Corp. ........................           14,944
      13,156 * Texas Biotechnology Corp. ......................           59,584
       2,270 * Third Wave Technologies, Inc. @.................            6,311
      11,138 * Thoratec Laboratories Corp. ....................          105,922
       3,899 * Transgenomic, Inc. @............................           19,261
       9,068 * Transkaryotic Therapies, Inc. @.................          342,861
       7,546 * Tripath Imaging, Inc. @.........................           28,298
       3,425 * Urologix, Inc. .................................           53,533
       3,666 * Ventana Medical Systems, Inc. @.................           82,852
       6,057 * Vical, Inc. @...................................           44,519
       1,578 * Virgin Islands Technologies, Inc. ..............            4,734
       3,018   West Pharmaceutical Services, Inc. .............           86,254
       2,687 * Zoll Medical Corp. .............................           95,254
                                                                  --------------
                                                                       6,694,668
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.48%
      19,006   Dillards, Inc., Class A.........................          570,750
      28,194   Pier 1 Imports, Inc. ...........................          570,083
       7,502 * Stein Mart, Inc. ...............................           85,148
       4,780 * Value City Department Store, Inc. ..............           17,638
                                                                  --------------
                                                                       1,243,619
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - DRUG - 0.36%
       3,071 * Duane Reade, Inc. @.............................   $      101,189
       9,184   Longs Drug Stores Corp. ........................          280,755
      18,319 * Perrigo Co. ....................................          256,466
      17,077 * Pharmos Corp. @.................................           18,614
       5,887 * Pozen, Inc. ....................................           30,612
       2,409 * Progenics Pharmaceuticals, Inc. ................           31,028
       7,948 * Rigel Pharmaceuticals, Inc. ....................           31,474
       5,956 * Syncor International Corp. @....................          184,934
                                                                  --------------
                                                                         935,072
                                                                  --------------
               MERCHANDISING - FOOD - 0.56%
      12,611   Fleming Cos., Inc. @............................          279,208
       5,821 * Great Atlantic & Pacific Tea Co., Inc. .........          134,290
       2,950   Ingles Markets, Inc., Class A...................           35,105
       3,319   Nash Finch Co. .................................          103,055
       9,087 * Pathmark Stores, Inc. ..........................          204,094
      13,205 * Performance Food Group Co. .....................          495,716
       9,174   Ruddick Corp. ..................................          148,619
       3,553 * Smart & Final, Inc. ............................           33,078
                                                                  --------------
                                                                       1,433,165
                                                                  --------------
               MERCHANDISING - MASS - 0.18%
       6,989 * 7-Eleven, Inc. .................................           58,708
      16,867 * Brightpoint, Inc. ..............................            5,903
       3,874 * Factory 2-U Stores, Inc. .......................           61,054
      31,533 * Priceline.com, Inc. @...........................          127,078
       1,138 * Pricesmart, Inc. ...............................           45,440
       8,136 * ShopKo Stores, Inc. ............................          167,358
                                                                  --------------
                                                                         465,541
                                                                  --------------
               MERCHANDISING - SPECIALTY - 3.25%
      10,870 * 99 Cents Only Stores............................          333,383
       3,827   Advanced Marketing Services, Inc. ..............           66,973
      19,240   American Greetings Corp., Class A @.............          397,691
       9,859   Blyth, Inc. ....................................          274,869
      15,883 * Boyds Collection, Ltd. @........................          124,682
       3,906 * Building Materials Holdings Corp. ..............           59,879
       5,386   Burlington Coat Factory.........................          123,339
      11,953   Casey's General Stores, Inc. ...................          142,241
       6,695   Cash America International, Inc. ...............           55,903
      10,945 * Circuit City Stores, Inc. @.....................          289,714
       1,167 * Coldwater Creek, Inc. @.........................           23,293
       3,007 * Cole National Corp., Class A....................           55,930

--------------------------------------------------------------------------------

 30                                                   May 31, 2002
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - SPECIALTY - Continued
      18,516 * Copart, Inc. ...................................   $      304,218
       6,483 * Cost Plus, Inc. ................................          206,613
       5,343 * Daisytek International Corp. ...................           75,977
       1,241   Debenture Shops, Inc. ..........................           40,854
       4,165 * Dress Barn, Inc. ...............................          131,822
       5,181 * Finish Line, Inc., Class A......................           80,565
       3,884 * Fossil, Inc. ...................................          120,249
       5,268   Friedman's, Inc., Class A.......................           61,899
       2,481 * FTD.com, Inc., Class A..........................           11,884
       5,063 * Guitar Center, Inc. ............................           92,805
       4,927   Hancock Fabrics, Inc. ..........................           91,544
       1,685 * Hibbett Sporting Goods, Inc. ...................           45,849
      43,179   Ikon Office Solutions, Inc .....................          403,724
      11,892 * Insight Enterprises, Inc. ......................          314,543
      10,862 * Linens 'N Things, Inc. .........................          333,463
       9,891 * Men's Wearhouse, Inc. ..........................          279,717
      19,832 * Michaels Stores, Inc. ..........................          861,700
       2,924   Movado Group, Inc. .............................           62,866
       3,322 * Movie Gallery, Inc. ............................           59,464
      11,995 * MSC Industrial Direct Co., Inc., Class A........          223,107
       3,519 * Nanophase Technologies Corp. @..................           19,812
      12,947   Nu Skin Asia Pacific, Inc., Class A.............          161,837
      35,196 * OfficeMax, Inc. ................................          249,188
       5,949 * Overture Services, Inc. ........................          115,113
       2,530 * Parkervision, Inc. @............................           58,165
      29,874 * PetSmart, Inc. .................................          491,129
       4,778 * School Specialty, Inc. .........................          126,904
       4,497   Spiegel, Inc., Class A..........................            6,835
      10,625 * Stamps.com, Inc. ...............................           48,450
       5,925   Sturm, Ruger & Co., Inc. .......................           82,120
       1,383 * Tropical Sportswear International Corp. ........           35,681
       2,611 * Tuesday Morning Corp. ..........................           72,507
       5,876 * Tweeter Home Entertainment Group, Inc. .........           98,952
       2,620 * Ultimate Electronics, Inc. @....................           78,993
       9,625 * United Stationers, Inc. ........................          366,231
       2,224 * Urban Outfitters, Inc. .........................           65,786
       4,505 * Yankee Candle Co. ..............................           99,110
      10,078 * Zale Corp. .....................................          432,145
                                                                  --------------
                                                                       8,359,718
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               METALS - 1.45%
       2,044   AM Castle & Co. ................................   $       21,401
       6,115   AMCOL International Corp. ......................           35,161
      39,503 * Bethlehem Steel Corp. @.........................           15,801
       5,016 * Brush Wellman, Inc. ............................           65,459
       5,855   Carpenter Technology Corp. .....................          171,259
       3,779   Century Aluminum Co. ...........................           61,371
       2,593   Circor International, Inc. .....................           57,072
       2,887   Cleveland-Cliffs, Inc. .........................           82,539
       3,490   Commercial Metals Co. ..........................          160,191
       2,016   Gibraltar Steel Corp. ..........................           47,880
      12,092   Harsco Corp. ...................................          482,229
       2,762 * Ladish Co., Inc. ...............................           29,830
       8,912 * Mueller Industries, Inc. .......................          295,344
       3,472   NN, Inc. .......................................           36,768
       5,232 * NS Group, Inc. .................................           44,734
       7,782 * Oregon Steel Mills, Inc. .......................           43,579
       4,076   Quanex Corp. ...................................          147,144
       7,182   Reliance Steel & Aluminum Co. ..................          221,565
       3,292   Roanoke Electric Steel Corp. ...................           45,232
       5,177 * Rohn Industries, Inc. ..........................            2,019
       8,926   Roper Industries, Inc. .........................          348,114
       6,286 * RTI International Metals, Inc. .................           71,346
       6,736   Ryerson Tull, Inc. .............................           73,086
       4,254   Southern Peru Copper Corp. ADR..................           59,343
       7,579 * Steel Dynamics, Inc. ...........................          135,058
      13,008 * Stillwater Mining Co. @.........................          230,241
       5,901 * Titanium Metals Corp. @.........................           23,073
       4,796   Tredegar Corp. .................................          110,788
         383   Tremont Corp. ..................................           11,318
      24,472   USEC, Inc. .....................................          183,295
       4,070   Valmont Industries, Inc. .......................           76,719
       2,359 * Wolverine Tube, Inc. ...........................           19,933
      20,361   Worthington Industries, Inc. ...................          310,505
                                                                  --------------
                                                                       3,719,397
                                                                  --------------
               MISCELLANEOUS - 0.18%
       1,958   NACCO Industries, Inc., Class A.................          134,221
      11,175   Regis Corp. ....................................          321,840
                                                                  --------------
                                                                         456,061
                                                                  --------------

   NUMBER
  OF SHARES                                                MARKET VALUE

--------------------------------------------------------------------------------
               MOBILE HOMES - 0.32%
      14,659 * Champion Enterprises, Inc. @............   $      117,565
       4,301   Coachmen Industries, Inc. ..............           73,977
      10,557   Fleetwood Enterprises, Inc. @...........          109,687
       6,912 * Monaco Coach Corp. .....................          175,565
       4,923 * Palm Harbor Homes, Inc. @...............          111,260
       1,883   Skyline Corp. ..........................           65,152
       3,845   Winnebago Industries, Inc. .............          170,718
                                                          --------------
                                                                 823,924
                                                          --------------
               MULTIMEDIA - 0.15%
       2,780   Gray Communications Systems, Inc. ......           46,009
         650 * Lynch Interactive Corp. ................           23,075
       2,556 * Martha Stewart Living, Inc., Class A @..           49,586
       3,717   Media General, Inc., Class A............          242,014
      22,278 * Metromedia International Group, Inc. ...            1,337
       4,362 * Private Media Group, Inc. @.............           22,028
                                                          --------------
                                                                 384,049
                                                          --------------
               NATURAL GAS - DIVERSIFIED - 0.48%
      10,002 * Imation Corp. ..........................          289,558
       5,695   Laclede Group, Inc. ....................          139,983
       8,103   New Jersey Resources Corp. .............          247,142
       8,290   UGI Corp. ..............................          256,990
       3,257 * Universal Compression Holdings, Inc. ...           71,165
       6,106   Western Gas Resources, Inc. ............          226,288
                                                          --------------
                                                               1,231,126
                                                          --------------
               OIL AND GAS - 3.16%
       4,450 * 3TEC Energy Corp. ......................           66,750
       1,813 * ATP Oil & Gas Corp. @...................            6,690
       2,774 * Atwood Oceanics, Inc. ..................          124,996
       5,034   Berry Petroleum Co., Class A............           87,088
       8,979   Cabot Oil & Gas Corp., Class A..........          206,068
       9,831 * Cal Dive International, Inc. ...........          236,927
       2,631 * Callon Petroleum Co. ...................           13,287
      42,348 * Chesapeake Energy Corp. ................          318,457
       2,474 * Chiles Offshore, Inc. ..................           66,674
       1,374 * Clayton Williams Energy, Inc. ..........           17,079
       6,802 * Comstock Resources, Inc. ...............           56,185

--------------------------------------------------------------------------------

 May 31, 2002                                                   31
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                MARKET VALUE

--------------------------------------------------------------------------------
               OIL AND GAS - Continued
       5,741 * Denbury Resources, Inc. ................   $       53,276
       1,871 * Dril Quip, Inc. ........................           43,332
       9,456 * EEX Corp. ..............................           19,385
       4,068 * Emex Corp. @............................            3,458
       2,157 * Encore Acquisition Co. .................           33,412
       6,791 * Energy Partners, Ltd. ..................           50,661
       5,083 * Evergreen Resources, Inc. ..............          227,210
       7,739   Frontier Oil Corp. .....................          124,211
      43,112 * Grey Wolf, Inc. ........................          194,004
       2,305 * Gulf Island Fabrication, Inc. ..........           35,451
       2,564   Holly Corp. ............................           38,357
       4,990 * Horizon Offshore, Inc. .................           49,251
       2,956 * Houston Exploration Co. ................           91,488
       3,885 * Hydril Co. .............................          102,758
      13,740 * Input/Output, Inc. .....................          123,660
       8,822 * KCS Energy, Inc. @......................           23,643
      30,181 * Key Energy Services, Inc. ..............          331,991
       4,243 * Key Production Co., Inc. ...............           76,883
       7,603 * Lone Star Technologies, Inc. ...........          182,472
      11,733 * Magnum Hunter Resources, Inc. ..........           88,819
      10,513 * Maverick Tube Corp. ....................          162,951
       3,923 * McMoRan Exploration Co. @...............           16,634
      10,362 * Meridian Resource Corp. @...............           35,438
       2,798 * Natco Group, Inc., Class A..............           23,000
       4,414 * Nuevo Energy Co. .......................           69,256
       6,666 * Oceaneering International, Inc. ........          206,713
       3,024 * Oil States International, Inc. .........           32,931
      26,086 * Parker Drilling Co. ....................          111,648
       5,829   Patina Oil & Gas Corp. .................          208,037
       2,415   Penn Virginia Corp. ....................           85,708
      24,067   Pennzoil-Quaker State Co. ..............          519,607
       7,877 * Petroquest Energy, Inc. @...............           48,050
       7,230 * Plains Resources, Inc. .................          195,210
       2,935 * Prima Energy Corp. .....................           69,061
       4,064 * Pure Resources, Inc. ...................           87,579
       4,367 * PYR Energy Corp. @......................            7,424
       2,455 * Quicksilver Resources, Inc. ............           58,920
      14,965 * Range Resources Corp. ..................           79,165
       5,716 * Remington Oil & Gas Corp. ..............          111,005
       3,262   RPC, Inc. ..............................           45,668
       5,140 * SEACOR SMIT, Inc. ......................          250,318
       5,846 * Seitel, Inc. @..........................           14,966

   NUMBER
  OF SHARES                                                MARKET VALUE

--------------------------------------------------------------------------------
               OIL AND GAS - Continued
       7,695 * Southwestern Energy Co. ................   $      108,038
       6,905 * Spinnaker Exploration Co. ..............          264,323
       8,391   St. Mary Land & Exploration Co. @.......          194,336
       6,507 * Stone Energy Corp. .....................          267,763
      13,983 * Superior Energy Services, Inc. .........          147,101
       7,484 * Swift Energy Co. @......................          109,790
       6,515 * Syntroleum Corp. .......................           27,819
      16,704 * Tesoro Petroleum Corp. .................          117,763
       3,631 * TETRA Technologies, Inc. @..............           89,686
      10,052 * Tom Brown, Inc. ........................          274,017
       4,762 * TransMontaigne, Inc. ...................           22,619
       7,452 * Trico Marine Services, Inc. ............           61,628
      10,888 * Unit Corp. .............................          203,170
      13,544 * Unova, Inc. ............................           92,506
       9,811 * Veritas DGC, Inc. @.....................          148,146
      14,717   Vintage Petroleum, Inc. ................          171,453
       6,331 * W-H Energy Services, Inc. ..............          144,347
       9,086 * Westport Resources Corp. ...............          156,915
                                                          --------------
                                                               8,134,632
                                                          --------------
               PAPER/FOREST PRODUCTS - 0.75%
       6,560 * Buckeye Technologies, Inc. .............           68,158
       7,817   Caraustar Industries, Inc. .............          101,230
       3,827   Glatfelter..............................           72,177
      15,415   Longview Fibre Co. .....................          154,150
      31,565   Louisiana Pacific Corp. ................          333,011
       4,713   Pope & Talbot, Inc. ....................           76,351
       8,536   Potlatch Corp. .........................          292,358
       8,311   Rayonier, Inc. .........................          436,494
       4,481   Schweitzer-Mauduit
               International, Inc. ....................          127,305
       3,192   Universal Forest Products, Inc. ........           78,747
      13,974   Wausau-Mosinee Paper Corp. .............          186,972
                                                          --------------
                                                               1,926,953
                                                          --------------
               PHOTOGRAPHY - 0.02%
       7,211 * Concord Camera Corp. ...................           49,756
                                                          --------------
               POLLUTION CONTROL - 0.56%
      10,031   Calgon Carbon Corp. ....................           84,762
       5,237 * Catalytica Energy Systems, Inc. ........           19,901
       4,587 * Cuno, Inc. .............................          158,481
       2,613   Mine Safety Appliances Co. .............          117,376

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               POLLUTION CONTROL - Continued
      19,961 * Newpark Resources, Inc. ........................   $      156,893
       4,844 * Stericycle, Inc. @..............................          333,073
      14,841 * Tetra Tech, Inc. @..............................          214,749
       2,419 * TRC Companies, Inc. @...........................           66,764
       8,286 * Waste Connections, Inc. @.......................          281,393
                                                                  --------------
                                                                       1,433,392
                                                                  --------------
               PUBLISHING - NEWS - 0.30%
       7,972 * Journal Register Co. ...........................          169,405
      13,320   Lee Enterprises, Inc. ..........................          490,975
       2,487   Pulitzer, Inc. .................................          124,226
                                                                  --------------
                                                                         784,606
                                                                  --------------
               PUBLISHING/PRINTING - 0.92%
       7,545   Banta Corp. ....................................          258,794
       9,993   Bowne & Co., Inc. ..............................          144,399
       3,064 * Consolidated Graphics, Inc. ....................           61,586
       5,896 * Information Holdings, Inc. .....................          165,972
       8,832   John H. Harland Co. ............................          288,188
      13,685   John Wiley & Sons, Inc., Class A................          352,526
       9,157 * Mail-Well, Inc. ................................           48,990
       3,473   New England Business Service, Inc. .............           91,861
       9,245 * Scholastic Corp. ...............................          439,970
       4,011   Standard Register Co. ..........................          132,363
      11,078 * Topps Co., Inc. ................................          113,882
         457   Value Line, Inc. ...............................           20,679
      11,626   Wallace Computer Services, Inc. ................          249,261
                                                                  --------------
                                                                       2,368,471
                                                                  --------------
               RAILROAD - 0.22%
       6,853   Florida East Coast Industries, Inc. @...........          171,325
      18,097 * Kansas City Southern Industries, Inc. ..........          299,867
       8,647 * RailAmerica, Inc. @.............................           90,275
                                                                  --------------
                                                                         561,467
                                                                  --------------
               REAL ESTATE - 0.45%
       1,193 * American Realty Investments, Inc. ..............           10,343
       1,510 * Avatar Holdings, Inc. ..........................           39,260
       8,102   Forest City Enterprises, Inc., Class A..........          310,712
       5,996 * Insignia Financial Group, Inc. .................           58,281
       9,085 * Jones Lang Lasalle, Inc. .......................          209,864

--------------------------------------------------------------------------------

 32                                                   May 31, 2002
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                MARKET VALUE

--------------------------------------------------------------------------------
               REAL ESTATE - Continued
       6,735   LNR Property Corp. .....................   $      236,398
       1,760   M/I Schottenstein Homes, Inc. ..........          112,728
       3,732 * Stewart Information Services Corp. .....           74,080
       6,885 * Trammell Crow Co. ......................           92,948
                                                          --------------
                                                               1,144,614
                                                          --------------
               REAL ESTATE INVESTMENT TRUSTS -  6.62%
       5,000   Acadia Realty Trust ....................           34,500
         509 * Alexander's, Inc. ......................           35,554
       4,488   Alexandria Real Estate Equities.........          208,692
       4,037   AMLI Residential Properties.............           98,422
      24,097   Annaly Mortgage Management, Inc. .......          472,301
      12,893   Anthracite Capital, Inc. ...............          167,609
       4,864   Associated Estates Realty Corp. ........           47,181
       4,420   Bedford Property Investors, Inc. .......          117,837
       5,190   Boykin Lodging Co. .....................           49,357
       7,558   Brandywine Realty Trust ................          184,037
      13,829   BRE Properties, Inc., Class A...........          444,602
       7,082 * Burnham Pacific Properties, Inc. .......            9,986
      10,820   Camden Property Trust...................          415,488
       5,768   Capital Automotive REIT.................          138,144
       2,645   Capstead Mortgage Corp. @...............           50,387
       6,233   CBL & Associates Properties, Inc. ......          235,607
       6,861   CenterPoint Properties Corp. ...........          391,077
       6,136   Chateau Communities, Inc. ..............          185,000
       9,436   Chelsea Property Group, Inc. ...........          284,024
       4,622   Colonial Properties Trust @.............          165,052
      12,272   Commercial Net Lease Realty, Inc. ......          184,448
      14,309   Cornerstone Realty Income Trust, Inc. ..          154,537
       2,944   Corporate Office Properties Trust ......           41,157
       8,456 * Corrections Corporation of America......          137,156
      10,812   Cousins Properties, Inc. ...............          292,356
       6,372   Crown American Realty Trust @...........           57,412
      17,436   Developers Diversified Realty Corp. ....          404,515
       4,812   EastGroup Properties, Inc. .............          119,097
       5,076   Entertainment Properties Trust .........          115,225
      12,437   Equity Inns, Inc. ......................           92,034
         841   Equity One, Inc. .......................           11,513
       4,588   Essex Property Trust, Inc. .............          235,135
      10,928   Federal Realty Investment Trust ........          299,427

   NUMBER
  OF SHARES                                               MARKET VALUE

-------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS - Continued
       9,055   Felcor Lodging Trust, Inc. ............   $      169,781
      11,760   First Industrial Realty Trust, Inc. ...          403,486
       7,340   Gables Residential Trust ..............          222,769
       3,377   Getty Realty Corp. ....................           60,718
       5,855   Glenborough Realty Trust, Inc. ........          131,738
       7,610   Glimcher Realty Trust .................          150,678
       3,649   Great Lakes REIT, Inc. ................           62,763
      10,250   Health Care REIT, Inc. ................          286,487
      12,644   Healthcare Realty Trust, Inc. .........          380,584
      15,952   Highwoods Properties, Inc. ............          428,790
       6,267   Home Properties of New York, Inc. .....          221,726
      38,877   HRPT Properties Trust .................          342,895
       6,967   Innkeepers USA Trust ..................           70,854
       7,472   Investors Real Estate Trust ...........           74,272
       9,223   IRT Property Co. ......................          110,676
      10,502   JDN Realty Corp. ......................          129,910
       3,319   JP Realty, Inc. .......................           87,954
       2,424   Keystone Property Trust Corp. .........           36,118
       7,464   Kilroy Realty Corp. ...................          200,259
       6,411   Koger Equity, Inc. ....................          119,886
       5,689   Kramont Realty Trust ..................           84,482
       3,714   Lasalle Hotel Properties ..............           53,110
       6,669   Lexington Corporate Properties Trust ..          108,638
      10,156   Macerich Co. ..........................          289,954
       4,283   Manufactured Home Communities, Inc. ...          146,607
      11,408   Meristar Hospitality Corp. ............          182,528
       4,644   Mid Atlantic Realty Trust .............           72,446
       4,254   Mid-America Apartment Communities,
               Inc. ..................................          110,689
       5,871   Mills Corp. ...........................          173,194
       4,623   Mission West Properties, Inc. .........           56,863
       3,021   National Golf Properties, Inc. @.......           24,984
       6,688   National Health Investors, Inc. .......          104,333
      14,826   Nationwide Health Properties, Inc. ....          271,316
       7,267   Pan Pacific Retail Properties, Inc. ...          230,219
       2,509   Parkway Properties, Inc. @.............           94,991
       3,994   Pennsylvania Real Estate
               Investment Trust ......................          103,445
      12,763 * Pinnacle Holdings, Inc. ...............              306
      11,114   Post Properties, Inc. .................          344,534

   NUMBER
  OF SHARES                                                MARKET VALUE

--------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS - Continued
       9,424   Prentiss Properties Trust ..............   $      302,039
       1,758   Prime Group Realty Trust ...............           11,954
       3,223   PS Business Parks, Inc. ................          112,805
      10,029   Realty Income Corp. ....................          343,995
      10,970   Reckson Associates Realty Corp. ........          275,895
       2,153   Redwood Trust, Inc. ....................           63,514
       7,072   Regency Centers Corp. ..................          207,634
       7,968   RFS Hotel Investors, Inc. ..............          102,468
       3,205   Saul Centers, Inc. .....................           72,754
       8,833   Senior Housing Property Trust ..........          125,340
       9,812   Shurgard Storage Centers, Inc.,
               Class A.................................          342,929
       7,894   SL Green Realty Corp. @.................          282,605
       3,708   Sovran Self Storage, Inc. ..............          113,910
       7,697   Summit Properties, Inc. ................          174,337
       4,622   Sun Communities, Inc. ..................          189,872
       1,576   Tanger Factory Outlet Centers, Inc. @...           42,710
       8,741   Taubman Centers, Inc. ..................          130,241
      12,101   Thornburg Mortgage Asset Corp. .........          237,785
       4,269   Town and Country Trust .................           93,064
       5,643   U.S. Restaurant Properties, Inc. .......           81,033
      32,202   United Dominion Realty Trust, Inc. .....          510,402
       3,513   Universal Health Realty Income Trust....           87,474
      18,274   Ventas, Inc. ...........................          240,303
      11,735   Washington Real Estate
               Investment Trust........................          321,539
      13,544   Weingarten Realty Investors.............          493,002
       4,245   Winston Hotels, Inc. ...................           37,738
                                                          --------------
                                                              17,021,194
                                                          --------------
               RESTAURANTS - 2.02%
       2,886 * AFC Enterprises, Inc. ..................           86,580
      10,084   Applebee's International, Inc. .........          393,377
      10,559   Bob Evans Farms, Inc. ..................          323,211
       3,721 * Buca, Inc. @............................           66,271
       4,542 * California Pizza Kitchen, Inc. .........          104,375
      16,797   CBRL Group, Inc. .......................          558,500
       8,388 * CEC Entertainment, Inc. ................          398,346
      11,479 * Cheesecake Factory, Class A.............          438,154
       5,523 * IHOP Corp. .............................          188,334
      11,226 * Jack In The Box, Inc. ..................          362,488

--------------------------------------------------------------------------------

 May 31, 2002                                                   33
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RESTAURANTS - Continued
       5,808   Landry's Seafood Restaurants, Inc. .............   $      147,523
       5,470   Lone Star Steakhouse & Saloon, Inc. ............          116,128
       6,770 * Luby's, Inc. ...................................           47,322
       5,033 * O'Charley's, Inc. ..............................          115,608
       5,546 * P.F. Changs China Bistro, Inc. @................          182,020
       2,997 * Panera Bread Co., Class A @.....................          186,683
       4,108 * Papa John's International, Inc. @...............          139,343
       6,481 * RARE Hospitality International, Inc. ...........          182,440
      19,470   Ruby Tuesday, Inc. .............................          452,872
      13,811 * Ryan's Family Steak Houses, Inc. ...............          241,131
       9,489 * Sonic Corp. ....................................          270,152
       6,468 * Steak-n-Shake Co. ..............................           96,697
       3,564 * Triarc Companies, Inc., Class A ................           97,868
                                                                  --------------
                                                                       5,195,423
                                                                  --------------
               SAVINGS & LOAN - 2.26%
       7,038   American Financial Holdings, Inc. ..............          203,257
       6,410   Anchor Bank @...................................          144,866
       9,995   Bank Atlantic Bancorp, Inc., Class A ...........          111,444
       3,342   Bank Mutual Corp. ..............................           64,601
       5,757 * Bankunited Financial Corp. .....................          102,762
       3,538   Brookline Bancorp, Inc. @.......................           89,158
       7,910   Capitol Federal Financial ......................          214,045
       4,129   CFS Bancorp, Inc. ..............................           57,971
       1,281   Coastal Bancorp, Inc. ..........................           41,812
       3,386   Connecticut Bancshares, Inc. ...................          111,738
       6,351   Dime Community Bancshares ......................          153,250
       5,985   Downey Financial Corp. .........................          326,123
       4,760   Fidelity Bankshares, Inc. ......................           95,914
       1,993   First Essex Bancorp, Inc. ......................           61,584
       4,978   First Federal Capital Corp. ....................          105,683
       4,048   First Financial Holdings, Inc. .................          118,242
       3,511   First Indiana Corp. ............................           69,869
       2,944   First Niagara Financial Group, Inc. ............           74,660
       4,381   First Place Financial Corp. ....................           75,835
       7,862   First Sentinel Bancorp, Inc. ...................          108,338
       5,207 * FirstFed Financial Corp. .......................          153,607
       2,079   Flagstar Bancorp, Inc. .........................           58,940
       3,153   Flushing Financial Corp. .......................           59,781
       6,509   Harbor Florida Bancshares, Inc. ................          148,080
       4,596   Hudson River Bancorp, Inc. .....................          111,223

   NUMBER
  OF SHARES                                                MARKET VALUE

--------------------------------------------------------------------------------
               SAVINGS & LOAN - Continued
      17,753   Independence Community Bank Corp. ......   $      555,136
       5,702   MAF Bancorp, Inc. ......................          223,803
       1,859   Medford Bancorp, Inc. ..................           48,613
      24,454   New York Community Bancorp, Inc. .......          694,738
       3,673   Northwest Bancorp, Inc. ................           53,589
       3,255   OceanFirst Financial Corp. .............           67,997
      11,090 * Ocwen Financial Corp. ..................           73,194
       1,702   PennFed Financial Services, Inc. .......           45,137
       3,472   PFF Bancorp, Inc. ......................          116,972
       1,486   Port Financial Corp. ...................           52,277
         941   Provident Bancorp, Inc. ................           26,819
       1,157 * Quaker City Bancorp, Inc. ..............           41,640
       7,437   Seacoast Financial Services Corp. ......          173,505
       2,214   St. Francis Capital Corp. ..............           52,361
      17,128   Staten Islands Bancorp, Inc. ...........          350,268
       1,267   Troy Financial Corp. @..................           33,005
       9,521   United Community Financial Co. .........           79,500
      10,592   Waypoint Financial Corp. ...............          196,588
       2,360   WSFS Financial Corp. ...................           56,852
                                                          --------------
                                                               5,804,777
                                                          --------------
               SCHOOLS - 0.72%
       3,376 * Bright Horizons Family Solutions .......           99,761
      12,832 * Career Education Corp. .................          559,475
       4,770 * Corinthian Colleges, Inc. ..............          130,841
       7,902 * Edison Schools, Inc., Class A @.........            8,139
       7,075 * Education Management Corp. .............          292,551
       6,931 * ITT Educational Services, Inc. .........          342,391
       3,498 * Learning Tree International, Inc. ......           75,347
       2,016 * New Horizons Worldwide, Inc. @..........           21,370
         949   Strayer Education, Inc. ................           56,361
       9,187 * Sylvan Learning Systems, Inc. ..........          252,643
                                                          --------------
                                                               1,838,879
                                                          --------------
               SECURITIES RELATED - 0.15%
      11,549   Raymond James Financial, Inc. ..........          386,891
                                                          --------------
               SEMICONDUCTORS - 2.78%
       6,852 * Actel Corp. ............................          168,559
       2,771 * ADE Corp. ..............................           33,252
       7,918 * Alliance Semiconductor Corp. ...........           69,678
      13,348 * Alpha Industries, Inc. .................          136,016

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS Continued
       9,160 * Anadigics, Inc. @...............................   $       98,470
       3,992 * Artisan Components, Inc. .......................           50,898
       3,725 * Astropower, Inc. @..............................          122,515
      10,769 * Asyst Technologies, Inc. @......................          183,073
       8,265 * ATMI, Inc. @....................................          220,262
       1,652 * August Technology Corp. ........................           20,171
       5,738 * AXT, Inc. ......................................           56,634
       6,460 * Caliper Technologies Corp. @....................           47,223
       3,671 * Celeritek, Inc. @...............................           30,433
      10,907 * Chippac, Inc., Class A @........................           94,673
       6,214   Cohu, Inc. .....................................          152,243
      17,548 * Credence Systems Corp. .........................          332,535
       1,459 * Dupont Photomasks, Inc. ........................           50,744
       6,362 * Electroglas, Inc. @.............................           89,450
       6,997 * Emcore Corp. @..................................           50,168
      12,088 * Entegris, Inc. .................................          154,968
       9,382   ESS Technology, Inc. @..........................          149,361
      11,464 * Exar Corp. .....................................          247,278
       7,898 * FSI International, Inc. @.......................           77,005
      31,762 * Globespan Virata, Inc. .........................          148,646
       7,733   Helix Technology Corp. .........................          182,885
       2,456 * Hifn, inc. .....................................           21,490
       8,437 * Integrated Circuit Systems, Inc. ...............          175,827
       8,076 * Integrated Silicon Solution, Inc. ..............           95,701
       8,649 * Intersil Corp., Class A.........................          207,749
       3,017 * IXYS Corp. @....................................           24,589
      20,858 * Kopin Corp. ....................................          161,649
      14,832 * Kulicke & Soffa Industries, Inc. ...............          216,547
      14,716 * LTX Corp. ......................................          248,553
       9,455 * Mattson Technology, Inc. @......................           74,694
      12,420 * MEMC Electronic Materials, Inc. @...............           95,634
       8,604 * Microsemi Corp. ................................          125,016
       8,382 * MKS Instruments, Inc. ..........................          257,327
      10,046 * ON Semiconductor Corp. .........................           28,732
       6,485 * Pericom Semiconductor Corp. ....................           89,169
       7,978 * Photronics, Inc. @..............................          182,457
       5,157 * PLX Technology, Inc. ...........................           36,099
       8,002 * Power Integrations, Inc. .......................          180,445
      25,069 * Rambus, Inc. @..................................          166,709
       2,886 * Rudolph Technologies, Inc. .....................           66,984
       4,655 * Semitool, Inc. .................................           62,377
       1,771 * Siliconix, Inc. ................................           56,761
       2,385 * Supertex, Inc. .................................           42,143

--------------------------------------------------------------------------------

 34                                                   May 31, 2002
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                               MARKET VALUE

-------------------------------------------------------------------------------
               SEMICONDUCTORS - Continued
       4,881 * Therma-Wave, Inc. .....................   $       50,470
       6,493 * Three-Five Systems, Inc. ..............           77,916
      27,148 * TranSwitch Corp. ......................           33,664
       3,577 * Trikon Technologies, Inc. @............           41,422
       4,737 * Tripath Technology, Inc. @.............            5,353
      39,321 * Triquint Semiconductor, Inc. ..........          353,889
       6,070 * Ultratech Stepper, Inc. ...............           97,363
       9,896 * Varian Semiconductor
               Equipment, Inc. .......................          393,762
       8,763 * Veeco Instruments, Inc. ...............          255,363
       6,640 * Xicor, Inc. ...........................           49,468
       8,069 * Zoran Corp. ...........................          195,661
                                                         --------------
                                                              7,138,123
                                                         --------------
               TELECOMMUNICATIONS - 1.70%
       6,338 * Adtran, Inc. ..........................          150,147
       6,811 * Aether Systems, Inc. @.................           24,520
       6,847 * Airgate PCS, Inc. @....................           79,288
      21,066 * Alamosa PCS Holdings, Inc. @...........           91,216
       2,786 * Alaska Communications Systems Holdings,
               Inc. ..................................           19,196
       8,318 * Allen Telecom, Inc. ...................           43,670
       4,426 * Alliance Fiber Optic Products, Inc. ...            3,983
       6,395 * Anaren Microwave, Inc. ................           83,135
      24,678 * Andrew Corp. ..........................          425,202
       2,532 * Applied Innovation, Inc. ..............           10,938
      16,377 * Arris Group, Inc. @....................          106,450
      15,662 * Aspect Communications, Inc. @..........           72,515
      13,061 * AT&T Latin America Corp. ..............           10,579
       5,266 * Audiovox Corp., Class A................           40,654
       9,376 * Avanex Corp. ..........................           24,096
       6,846 * Aware, Inc. ...........................           25,330
       4,571 * Boston Communications Group, Inc. .....           40,453
       3,198 * Carrier Access Corp. ..................            8,635
       2,387 * Centennial Communications Corp., Class
               A @....................................            7,376
       3,221 * Choice One Communications, Inc. @......            1,772
       3,337 * Commonwealth Telephone Enterprises ....          142,723
       2,435   Conestoga Enterprises, Inc. ...........           77,190
      17,627 * Copper Mountain Networks, Inc. ........           14,630
       4,664   CT Communications, Inc. ...............           68,514

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
       3,888 * Digital Lightwave, Inc. @.......................   $       12,053
       7,251 * Ditech Communications Corp. @...................           21,680
      24,839 * DMC Stratex Networks, Inc. .....................           86,688
       7,035 * Dobson Communications Corp., Class A @..........           16,743
       9,797 * Fibercore, Inc. @...............................            4,801
         374 * Focal Communications Corp. @....................            1,358
      11,776 * General Communication, Inc. ....................          105,984
       2,599 * Golden Telecom, Inc. ...........................           41,454
       3,928   Hickory Tech Corp. .............................           53,617
      10,002 * Ibasis, Inc. @..................................            6,201
      13,573 * IDT Corp. ......................................          248,793
       4,569 * Impsat Fiber Networks Corp. ....................              137
       2,975 * Inet Technologies, Inc. ........................           29,036
       3,716 * Intrado, Inc. ..................................           65,364
      10,790 * ITC DeltaCom, Inc. @............................            1,295
       9,448 * Leap Wireless International, Inc. @.............           23,526
       5,825 * Lexent, Inc. ...................................           11,068
       7,565 * Lightbridge, Inc. ..............................           77,920
       6,963 * MasTec, Inc. ...................................           55,704
      12,401 * Metawave Communications Corp. ..................            3,224
       5,505 * Metro One Telecommunications, Inc. @............           94,851
       2,264 * Neon Communications, Inc. @.....................              747
      13,244 * Netro Corp. ....................................           30,991
       6,305 * Next Level Communications, Inc.,
               Class A.........................................           10,914
      11,115 * NMS Communications Corp. .......................           39,458
       4,526   North Pittsburgh Systems, Inc. .................           67,664
       9,771 * Novatel Wireless, Inc. .........................            3,518
       5,102 * Ntelos, Inc. @..................................            7,143
       4,171 * Peco II, Inc. ..................................           11,887
       3,004 * Performance Technologies, Inc. .................           25,384
       9,998 * Plantronics, Inc. ..............................          226,655
      18,324 * Powerwave Technologies, Inc. ...................          194,418
      14,543 * Price Communications Corp. .....................          253,484
      35,795 * Proxim Corp., Class A...........................          116,334
       9,786 * RCN Corp. @.....................................           16,538
      13,578 * Remec, Inc. ....................................          100,206
       2,111 * Rural Cellular Corp., Class A...................            5,995
      12,355 * SBA Communications Corp. @......................           18,162
       3,104 * Sirenza Microdevices, Inc. .....................           12,416
       8,936 * Somera Communications, Inc. @...................           54,867

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
       4,574 * Spectralink Corp. ..............................   $       47,432
      20,722 * Spectrasite Holdings, Inc. .....................            7,874
       3,436 * Spectrian Corp. @...............................           44,565
       5,552 * Sunrise Telecom, Inc. ..........................           12,159
       6,728 * Symmetricom, Inc. ..............................           33,108
      19,602 * Terayon Communication Systems @.................           55,670
      45,581 * Terremark Worldwide, Inc. ......................           18,232
       3,863 * Tollgrade Communications, Inc. .................           74,672
      31,326 * Touch America Holdings, Inc. ...................           93,038
      16,695 * UbiquiTel, Inc. @...............................           28,048
      23,056 * UnitedGlobalCom, Inc., Class A..................          106,749
       9,199 * US Unwired, Inc., Class A.......................           51,974
       4,791 * ViaSat, Inc. @..................................           44,940
       4,414 * WJ Communications, Inc. ........................            7,283
                                                                  --------------
                                                                       4,356,234
                                                                  --------------
               TEXTILE - PRODUCTS - 0.25%
       6,246   G & K Services, Inc., Class A...................          237,660
       3,308   National Service Industries, Inc. @.............           29,276
       3,504 * Quaker Fabric Corp. ............................           45,692
      15,258 * Unifi, Inc. ....................................          151,665
       8,100   Wellman, Inc. ..................................          133,650
       7,036 * WestPoint Stevens, Inc., Class A @..............           35,180
                                                                  --------------
                                                                         633,123
                                                                  --------------
               TOBACCO - 0.23%
      12,554   Dimon, Inc. ....................................           89,384
       3,091   Standard Commercial Corp. ......................           58,420
       7,963   Universal Corp. ................................          323,298
       5,461   Vector Group, Ltd. @............................          111,295
                                                                  --------------
                                                                         582,397
                                                                  --------------
               TRUCKING & LEASING - 0.08%
       3,836 * Amerco, Inc. ...................................           61,530
       6,271 * Arkansas Best Corp. ............................          154,580
                                                                  --------------
                                                                         216,110
                                                                  --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                   35
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - 1.54%
       3,515   Central Vermont Public Service Corp. ...........   $       60,071
       4,943   CH Energy Group, Inc. ..........................          245,222
      12,542   Cleco Corp. ....................................          290,473
      16,872   DQE, Inc. @.....................................          298,297
      15,208 * El Paso Electric Co. ...........................          224,014
       5,959   Empire District Electric Co. @..................          119,180
       7,544 * H Power Corp. @.................................           10,184
      10,820   Hawaiian Electric Industries, Inc. .............          492,851
       7,355 * Headwaters, Inc. ...............................          126,727
       4,878   Madison Gas & Electric Co. .....................          132,682
       4,826 * Millennium Cell, Inc. @.........................           13,368
       7,446   Otter Tail Power Co. ...........................          223,380
      11,806   PMN Resources, Inc. ............................          306,956
      10,461   RGS Energy Group, Inc. .........................          418,859
      30,822   Sierra Pacific Resources @......................          214,829
       9,469   UniSource Energy Corp. .........................          184,267
       3,758   United Illuminating Co. ........................          207,817
       9,416   WPS Resources Corp. @...........................          386,809
                                                                  --------------
                                                                       3,955,986
                                                                  --------------
               UTILITIES - GAS, DISTRIBUTION - 0.94%
      16,769   AGL Resources, Inc. ............................          384,010
       9,323   Energen Corp. ..................................          253,772
       7,596   Northwest Natural Gas Co. ......................          222,183
       8,268   Northwestern Corp. @............................          145,765
       4,677   NUI Corp. ......................................          119,170
       9,279   Piedmont Natural Gas Co., Inc. .................          333,116
       5,543   SEMCO Energy, Inc. @............................           43,235
       3,600   South Jersey Industries, Inc. ..................          126,432
       9,945 * Southern Union Co. .............................          168,070
       8,948   Southwest Gas Corp. ............................          217,526
      14,658   WGL Holdings, Inc. @............................          390,343
                                                                  --------------
                                                                       2,403,622
                                                                  --------------
               UTILITIES - GAS, PIPELINE - 0.29%
      16,221   ONEOK, Inc. ....................................          336,910
      10,708   Peoples Energy Corp. ...........................          421,681
                                                                  --------------
                                                                         758,591
                                                                  --------------
               UTILITIES - MISCELLANEOUS - 0.08%
       5,494 * Casella Waste Systems, Inc., Class A ...........           63,456
       9,162   Walter Industries, Inc. ........................          131,383
                                                                  --------------
                                                                         194,839
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
             WATER SERVICES - 0.29%
       3,039 American States Water Co. .......................   $      115,451
       4,252 California Water Service Group ..................          101,623
       2,298 Connecticut Water Service, Inc. .................           58,599
       2,301 Middlesex Water Co. .............................           55,063
      17,177 Philadelphia Suburban Corp. .....................          355,564
         608 SJW Corp. .......................................           49,097
                                                                 --------------
                                                                        735,397
                                                                 --------------
             TOTAL COMMON STOCK
             (Cost $257,121,388)..............................      244,059,600
                                                                 --------------
             PREFERRED STOCK - 0.00%
             REAL ESTATE INVESTMENT TRUST
         778 Prime Retail, Inc.
             (Cost $29,954)...................................            2,256
                                                                 --------------
             WARRANTS - 0.00%
             UTILITIES - COMMUNICATION
         698 Focal Communications Corp.
             (Cost $0)........................................                0
                                                                 --------------
     PAR
    VALUE

------
             SHORT-TERM INVESTMENTS - 4.82%
             COMMERCIAL PAPER - 2.72%
 $ 7,000,000 UBS Finance, Inc. ...............................        6,999,296
                                                                 --------------
             REPURCHASE AGREEMENT - 1.74%
   4,480,000 State Street Bank, 1.70% dated 05/31/02 to be
             repurchased at $4,480,635 on 06/03/02,
             collateralized by Federal Home Loan Mortgage
             Corp. notes, 3.50%, 09/15/03, with a market value
             of $4,618,233....................................        4,480,000
                                                                 --------------

     PAR
    VALUE                                                        MARKET VALUE

-------------------------------------------------------------------------------
             U.S. TREASURY BILLS - 0.36%
 $    40,000  1.72% due 6/27/02..............................   $       39,903
      40,000  1.70% due 6/20/02..............................           39,964
      45,000  1.70% due 6/27/02..............................           44,890
      20,000  1.69% due 6/13/02..............................           19,989
      20,000  1.68% due 6/6/02...............................           19,995
     350,000  1.67% due 6/20/02..............................          349,692
      70,000  1.65% due 6/13/02..............................           69,962
      30,000  1.64% due 6/13/02..............................           29,984
      40,000  1.63% due 6/13/02..............................           39,978
      90,000  1.62% due 6/6/02...............................           89,980
     175,000  1.62% due 6/13/02..............................          174,905
                                                                --------------
                                                                       919,242
                                                                --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $12,398,538)..............................       12,398,538
                                                                --------------
             TOTAL INVESTMENTS
             (Cost $269,549,880) - 99.77%....................      256,460,394
                                                                --------------
             Other assets and liabilities, net - 0.23%.......          585,861
                                                                --------------
             NET ASSETS - 100%...............................   $  257,046,255
                                                                --------------
             * Non-income producing
             ADR - American Depository Receipts
             @ The security or a portion thereof is out on
             loan (see Note 6)
                                                                  UNREALIZED
  CONTRACTS                                                      APPRECIATION
 -----------                                                    --------------

             FUTURES CONTRACTS PURCHASED(1)
             (Delivery month/Value at 05/31/02)
  51(2)       Russell 2000 Index
             (June 2002/$488)................................   $     (264,076)
                                                                --------------

(1) U.S. Treasury Bills with a market value of $919,242 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 500.

--------------------------------------------------------------------------------

 36                         NASDAQ-100(R) INDEX FUND  May 31, 2002

---------------------------------------------
       Average Annual Total Return
---------------------------------------------
      1 Year                Since Inception*
---------------------------------------------
      -33.20%                    -47.67%

* October 2, 2000

                         Growth of $10,000 Investment

                              [CHART APPEARS HERE]

                                           Nasdaq-100           Nasdaq-100
                                           Index Fund             Index
                                           ----------           ----------
10/1/2000                                  $10,000.00           $10,000.00
10/31/2000                                   9,230.00             9,192.75
12/2000                                      6,631.50             6,558.76
3/2001                                       4,455.66             4,407.15
6/2001                                       5,179.12             5,127.45
9/2001                                       3,305.82             3,273.79
12/2001                                      4,477.89             4,419.50
3/2002                                       4,097.22             4,072,23
5/31/2002                                    3,406.00             3,387.48

   The Nasdaq 100(R) Index represents the largest and most active non-financial domestic and international securities listed on the Nasdaq Stock Market, based on market value (capitalization).

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. Microsoft Corp. .........  9.42%
   2. Intel Corp. .............  6.43%
   3. Cisco Systems, Inc. .....  4.10%
   4. Qualcomm, Inc. ..........  2.91%
   5. Dell Computer Corp. .....  2.56%
   6. Amgen, Inc. .............  2.31%
   7. Maxim Integrated
       Products, Inc. .........  2.08%
   8. Immunex Corp. ...........  1.87%
   9. Applied Materials,
       Inc. ...................  1.87%
  10. Oracle Corp. ............  1.80%





MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did the Fund perform relative to its benchmark?
Given all the problems with technology related securities, its not surprising that the Nasdaq-100 Index (Index), which is heavily weighted towards technology, had a poor year. The Index actually rallied in the last three months of 2001 after being down 35% by the end of September, but the first five months of 2002 saw the Index drop over 23% and finish the fiscal year down 32.82%. The Nasdaq-100 Index Fund tracked the Index well, finishing down 33.20 for the year.

What were the dominant themes for the Fund and the index?
During its December rebalancing and while replacing companies that have left the index because of merger or business failure, the Index has been trying to shift some of the index weight away from technology, primarily towards biotechnology. They have been marginally successful; however, the Index continues to be heavily weighted in technology stocks.

What is your outlook for the next fiscal period?
We anticipate that the correction from the "internet bubble" is behind us, and that the economy and markets are in the early stages of a recovery. We further expect that the recovery will be slow and fragmented.

--------------------------------------------------------------------------------

 May 31, 2002                                                   37
               NASDAQ-100(R) INDEX FUND - SCHEDULE OF INVESTMENTS

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 87.15%
               ADVERTISING - 0.34%
       3,280 * TMP Worldwide, Inc. @...........................   $       88,593
                                                                  --------------
               BROADCASTING - 2.56%
       8,030 * Charter Communications, Inc., Class A @.........           55,969
      11,770 * Comcast Corp., Class A @........................          331,443
      10,170 * USA Networks, Inc. @............................          289,845
                                                                  --------------
                                                                         677,257
                                                                  --------------
               CHEMICAL - 0.17%
       1,310 * Invitrogen Corp. @..............................           46,020
                                                                  --------------
               COMMERCIAL SERVICES - 2.83%
       5,350   Cintas Corp. ...................................          279,324
      15,050 * Concord EFS, Inc. ..............................          470,613
                                                                  --------------
                                                                         749,937
                                                                  --------------
               DRUGS - 6.83%
       2,150 * Abgenix, Inc. @.................................           27,735
      12,820 * Amgen, Inc. ....................................          610,617
       1,810 * Andrx Corp. @...................................           78,319
       4,770 * Biogen, Inc. @..................................          237,928
       1,335 * Cephalon, Inc. @................................           71,529
       6,950 * Chiron Corp. @..................................          251,590
       6,980 * Genzyme Corp. ..................................          223,569
       3,340 * Human Genome Sciences, Inc. @...................           57,615
       1,530 * ICOS Corp. @....................................           34,440
       4,350 * IDEC Pharmaceuticals Corp. @....................          186,572
       2,220 * Sepracor, Inc. @................................           25,996
                                                                  --------------
                                                                       1,805,910
                                                                  --------------
               ELECTRONICS/ELECTRICAL EQUIPMENT- 3.26%
       5,080 * Comverse Technology, Inc. ......................           60,197
      14,570 * Flextronics International, Ltd. ................          192,760
      37,510 * JDS Uniphase Corp. @............................          131,660
       2,570   Molex, Inc. ....................................           97,018
       4,310 * Nvidia Corp. @..................................          144,213
       4,800 * PMC-Sierra, Inc. @..............................           68,256
      14,660 * Sanmina Corp. ..................................          168,590
                                                                  --------------
                                                                         862,694
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ENTERTAINMENT - 0.88%
       3,650 * Electronic Arts, Inc. @.........................   $      233,600
                                                                  --------------
               FINANCIAL SERVICES - 1.22%
       9,330   Paychex, Inc. ..................................          323,284
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.57%
       3,390   PACCAR, Inc. ...................................          149,974
                                                                  --------------
               HOSPITAL SUPPLIES - 1.02%
       9,550   Biomet, Inc. ...................................          269,597
                                                                  --------------
               INFORMATION PROCESSING -
               HARDWARE - 9.21%
      12,940 * Apple Computer, Inc. ...........................          301,502
      68,800 * Cisco Systems, Inc. ............................        1,085,664
      25,180 * Dell Computer Corp. ............................          676,083
       9,090 * Network Appliance, Inc. ........................          118,261
      37,100 * Sun Microsystems, Inc. .........................          255,619
                                                                  --------------
                                                                       2,437,129
                                                                  --------------
               INFORMATION PROCESSING -
               SERVICES - 2.61%
       6,220 * Brocade Communications Systems, Inc. @..........          122,223
       6,260 * Fiserv, Inc. ...................................          266,300
       5,580 * Juniper Networks, Inc. @........................           51,727
       1,470 * Synopsys, Inc. @................................           74,147
       5,790 * VeriSign, Inc. @................................           56,047
       7,400 * Yahoo, Inc. ....................................          118,548
                                                                  --------------
                                                                         688,992
                                                                  --------------
               INFORMATION PROCESSING -
               SOFTWARE - 18.39%
       6,100   Adobe Systems, Inc. ............................          220,210
       9,770 * BEA Systems, Inc. @.............................          105,125
       6,250 * Check Point Software Technologies, Ltd. @.......          101,625
       5,860 * Citrix Systems, Inc. ...........................           62,526
       6,050 * Compuware Corp. ................................           44,589
      11,890 * I2 Technologies, Inc. @.........................           46,966
       7,040 * Intuit, Inc. ...................................          307,859
       2,310 * Mercury Interactive Corp. ......................           78,217
      48,930 * Microsoft Corp. ................................        2,491,026
      60,180 * Oracle Corp. ...................................          476,626
      11,240 * Peoplesoft, Inc. ...............................          230,757
       5,330 * Rational Software Corp. ........................           60,655
      14,220 * Siebel Systems, Inc. @..........................          259,515

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               SOFTWARE - Continued
       3,910 * Symantec Corp. @................................   $      134,387
      10,760 * Veritas Software Corp. .........................          243,929
                                                                  --------------
                                                                       4,864,012
                                                                  --------------
               MACHINE TOOLS - 0.67%
       5,000 * Gilead Sciences, Inc. @.........................          178,300
                                                                  --------------
               MEDICAL TECHNOLOGY - 3.57%
       3,370 * Cytyc Corp. ....................................           54,897
       1,980 * Imclone Systems, Inc. @.........................           19,127
      19,630 * Immunex Corp. @.................................          495,461
       6,970 * MedImmune, Inc. ................................          226,665
       8,070 * Millennium Pharmaceuticals, Inc. @..............          121,776
       2,220 * Protein Design Labs, Inc. @.....................           25,241
                                                                  --------------
                                                                         943,167
                                                                  --------------
               MERCHANDISING - DRUG - 0.37%
       1,860 * Express Scripts, Inc., Class A @................           98,301
                                                                  --------------
               MERCHANDISING - MASS - 0.93%
       6,260 * Costco Wholesale Corp. .........................          245,830
                                                                  --------------
               MERCHANDISING - SPECIALTY - 3.33%
       6,510 * Amazon.Com, Inc. @..............................          118,677
      10,260 * Bed Bath & Beyond, Inc. ........................          351,918
       2,330 * CDW Computer Centers, Inc. .....................          121,510
       2,880 * Dollar Tree Stores, Inc. .......................          115,978
       8,180 * Staples, Inc. ..................................          172,434
                                                                  --------------
                                                                         880,517
                                                                  --------------
               MISCELLANEOUS - 1.12%
       5,390 * Ebay, Inc. @....................................          297,582
                                                                  --------------
               MULTIMEDIA - 0.41%
      11,400 * Gemstar-TV Guide International, Inc. ...........          108,528
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.39%
       6,280 * Smurfit-Stone Container Corp. ..................          102,364
                                                                  --------------
               RESTAURANTS - 1.28%
      13,960 * Starbucks Corp. ................................          338,949
                                                                  --------------
               SCHOOLS - 0.60%
       4,575 * Apollo Group, Inc., Class A.....................          157,746
                                                                  --------------

--------------------------------------------------------------------------------

 38                                                   May 31, 2002
        NASDAQ-100(R) INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - 18.64%
      14,220 * Altera Corp. ...................................   $      256,387
      22,260 * Applied Materials, Inc. @.......................          493,727
       9,120 * Applied Micro Circuits Corp. ...................           56,088
       9,170 * Atmel Corp. @...................................           75,377
       4,670 * Broadcom Corp., Class A @.......................          105,309
       7,410 * Conexant Systems, Inc. .........................           52,982
       2,600 * Integrated Device Technology, Inc. @............           66,144
      61,580   Intel Corp. ....................................        1,700,840
       5,950 * KLA Tencor Corp. ...............................          310,173
      11,140   Linear Technology Corp. ........................          414,965
      11,990 * Maxim Integrated Products, Inc. ................          551,540
       4,350 * Microchip Technology, Inc. @....................          130,065
       3,840 * Novellus Systems, Inc. @........................          163,123
       2,490 * QLogic Corp. @..................................          113,843
       5,700 * Vitesse Semiconductor Corp. @...................           28,665
      11,690 * Xilinx, Inc. ...................................          412,189
                                                                  --------------
                                                                       4,931,417
                                                                  --------------
               TELECOMMUNICATIONS - 5.95%
      26,020 * ADC Telecommunications, Inc. ...................           87,167
      10,250 * Ciena Corp. @...................................           58,015
       6,540 * EchoStar Communications Corp., Class A @........          164,743
      24,000 * Ericsson LMTeL Co., Class B ADR.................           53,280
      25,790 * Nextel Communications, Inc. Class A @...........          125,339
       5,300 * PanAmSat Corp. .................................          130,380
      24,290 * Qualcomm, Inc. .................................          768,536
       5,000 * RF Micro Devices, Inc. @........................           82,050
       6,140 * Tellabs, Inc. ..................................           59,312
      27,950 * Worldcom, Inc. .................................           46,397
                                                                  --------------
                                                                       1,575,219
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $36,818,705)..............................       23,054,919
                                                                  --------------

     PAR
    VALUE                                                        MARKET VALUE

-------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 13.04%
             REPURCHASE AGREEMENT - 11.60%
 $ 3,070,000 State Street Bank, 1.70%, dated 05/31/02, to be repurchased at $3,070,435 on 06/03/02,
             collateralized by Federal Home Loan Mortgage
             Corp. notes, 3.50%, 9/15/03, with a market value
             of $3,133,075...................................   $    3,070,000
                                                                --------------
             U.S. TREASURY BILLS - 1.44%
      10,000  1.69% due 6/27/02..............................            9,979
      10,000  1.69% due 6/27/02..............................            9,988
      25,000  1.68% due 6/27/02..............................           24,970
     105,000  1.67% due 6/6/02...............................          104,975
     220,000  1.67% due 6/20/02..............................          219,806
      10,000  1.63% due 6/6/02...............................            9,998
                                                                --------------
                                                                       379,716
                                                                --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $3,449,716)...............................        3,449,716
                                                                --------------
             TOTAL INVESTMENTS
             (Cost $40,268,421) - 100.19%....................       26,504,635
                                                                --------------
             Other assets and liabilities,
             net - (0.19)%...................................          (56,074)
                                                                --------------
             NET ASSETS - 100.00%............................   $   26,448,561
                                                                --------------
             @ The security or a portion thereof is out on
               loan (see Note 6)
             *Non-income producing

                                                UNREALIZED
CONTRACTS                                      DEPRECIATION

-------------------------------------------------------------
           FUTURES CONTRACTS PURCHASED(1)
           (Delivery month/Value at 05/31/02)
 13(2)      NASDAQ 100 Index
           (June 2002/$1,210)................ $     (225,050)
 69(3)      NASDAQ 100 E-Mini Index
           (June 2002/$1,210)................       (268,200)
                                              --------------
                                              $     (493,250)
                                              --------------

(1) U.S. Treasury Bills with a market value of $379,716 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 100.
(3)  Per 20.

-------------------------------------------------------------------------------

 May 31, 2002                   SMALL CAP FUND                  39



--------------------------------------------
       Average Annual Total Return
--------------------------------------------
  1 Year                Since Inception*
--------------------------------------------
  -3.74%                          -8.65%

* December 11, 2000

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                            Small Cap                  Russell 2000
                              Fund                        Index
                         ----------------             --------------
12/8/2000                  $10,000.00                   $10,000.00
12/29/2000                   9,590.00                    10,106.27
3/2001                       8,120.00                     9,448.82
6/2001                       9,460.00                    10,798.85
9/2001                       7,430.00                     8,553.85
12/2001                      9,110.00                    10,357.52
3/2002                       9,210.00                    10,770.10
5/31/2002                    8,750.00                    10,385.90

The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

   1. Corporate Asset Fund.........................  2.50%
   2. Harman International Industries, Inc.........  1.63%
   3. Ruby Tuesday, Inc. ..........................  1.23%
   4. T. Rowe Price Reserve Investment Fund........  1.21%
   5. SCP Pool Corp. ..............................  0.92%
   6. Henry Schein, Inc. ..........................  0.90%
   7. Chittenden Corp. ............................  0.87%
   8. Community Health Systems, Inc. ..............  0.82%
   9. ITT Educational Services, Inc. ..............  0.80%
  10. Insight Enterprises, Inc. ...................  0.78%


MANAGEMENT OVERVIEW
A discussion with Founders Asset Management LLC
(Manages approximately 50% of the portfolio)

How did the Fund perform relative to its benchmark?
Evidence of stabilization in the U.S. economy and investor anticipation of a future economic recovery drove some market advances during the period, but we later found that many stock prices had become extended in advance of a potential recovery. Investors--and share prices--continued to await "hard evidence" of such a recovery.

In this environment, many growth-oriented stocks lagged relative to value stocks as investors sought more signs of economic growth--a recovery that could serve as a platform for future strong earnings growth. Small-cap growth-oriented stocks suffered the most in this environment, as value stocks outpaced growth across all market capitalizations. The Founders-managed portion of the Small Cap Fund returned -16.39%, underperforming the Russell 2000 Index return of -0.50%. The total Fund return for this period was -3.74%.

What were the dominant themes of the Fund?
After the September 11 attacks, we believed that U.S. consumers would quickly and confidently recover and that they were still in a position to top most expectations for consumer spending during the remainder of 2001. This view led us to position the portfolio with a significant position in consumer discretionary-related issues. Within this sector, we continued to research our "digital consumer electronics" theme, a focus on companies that we believe are poised to benefit from strong consumer demand for digital TVs and other related products.

The Fund also held a concentration in education stocks, which posted strong returns as they continued to demonstrate strong student enrollment trends.

Which holdings most enhanced the Fund's performance?
Strong stock selection among healthcare holdings aided performance during the period. We maintained the Fund's exposure to the healthcare sector through stocks with earnings visibility and earnings predictability, rather than betting heavily on the somewhat unpredictable subsector of biotech. The Fund's single strongest positive contributor during the period was Accredo Health, Inc., a provider of specialty contract pharmacy services. The company posted strong gains following the announcement of an acquisition that we expect to be significantly accretive to earnings and has continued to post strong earnings growth in its base business as well.

Another standout performer was Stericycle, Inc., a medical waste management collection company. Stericycle posted strong earnings and has begun to see the benefits of its new product initiatives.

Were there any disappointments in the Fund?
Although the Fund participated in the consumer discretionary sector via an overweight position, poor stock selection offset the weighting. Among the Fund's weak performers in this sector during the period were a number of names that had earlier been strong holdings, particularly consumer electronics retailer Tweeter Home Entertainment Group, Inc. Our fundamental, bottom-up research indicates that the company's sales trends have improved, and we continue to own the stock. While the portfolio was overweight the strong-performing consumer discretionary sector at the end of the period, we expect to trim exposure to this area in the coming months because many consumer-related stocks have approached our price targets.

Additionally, the Fund's underweight position in financials hurt relative returns, as the financial sector held up reasonably well. We continued to keep the Fund underweight in this sector relative to the benchmark based on the end of the interest rate cutting cycle, which typically drives much of the performance of financial companies. Many of the companies in this sector do not exhibit the caliber of long-term earnings growth or liquidity hurdle that we require for investment.

What is your outlook for the next fiscal period?
We continue to utilize fundamental bottom-up analysis to identify small-cap companies that we believe are capable of posting strong future earnings growth, and that are valued attractively. As an environment of high volatility and sector rotation has continued in 2002, we believe a strict focus on valuation is of great importance. Our research process led us to initiate holdings in the industrials sector; we expect these names to benefit from a recovery in the U.S. economy. Accordingly, the Founders portion of the Fund continues to be overweight this economically sensitive sector, relative to the benchmark.

-------------------------------------------------------------------------------

 40                              SMALL CAP FUND       May 31, 2002
A discussion with T. Rowe Price Associates, Inc.
(Manages approximately 50% of the portfolio)

How did the Fund perform relative to its benchmark?
The Small Cap Fund underperformed the Russell 2000(R) Index, returning -0.50% for the 12 months ending May 31, 2002. It is generally accepted that small caps tend to outperform as the business cycle rebounds, especially in a low interest environment. The category has clearly validated this precept during the past year, in which small caps, as measured by the Russell 2000 Index, have outrun large cap by a considerable distance.

What were the dominant themes of the Fund?
During the past year, the Fund emphasized property and casualty insurance companies and oil service companies, while it remained underweight in semiconductors. The Fund takes a bottom-up approach and portfolio themes are typically a residual effect of our fundamental research.

Which holdings most enhanced the Fund's performance?
Consumer discretionary, financials, and industrial companies were among the best performers. Multimedia system provider, Harman International, was the top performer--which benefited from growing demand in auto infotainment systems. Insurance provider Brown and Brown profited from a continued upward climb in property and casualty insurance pricing. Armor Holdings took advantage of strong demand for hard armor, airline orders for armored cockpit doors, and other positive mobile security trends.

Were there any disappointments for the Fund?
Technology, healthcare, and telecommunications services were the worst performing sectors. Long-term holding Insituform Technologies was among the worst performing companies, declining on increased competition in the sewer rehabilitation market. Tetra Tech, an environmental consulting firm, was negatively impacted by weaker revenue in its communications business. However, Tetra Tech remains well positioned to benefit from the growing public concern over environmental issues and upcoming homeland security initiatives.

What is your outlook for the next fiscal period?
Smaller companies typically do well during an economic recovery. We have no reason to believe it would be different this time. The pendulum is likely to swing back to growth stocks during the second half of the year, after two years of extreme outperformance by small-cap value stocks.

--------------------------------------------------------------------------------

 May 31, 2002       SMALL CAP FUND - SCHEDULE OF INVESTMENTS    41

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 98.81%
               AEROSPACE/DEFENSE - 0.88%
      14,850 * Alliant Techsystems, Inc. ......................   $    1,615,383
     125,400 * Armor Holdings, Inc. ...........................        3,285,480
      37,700 * United Defense Industries, Inc. ................          876,525
                                                                  --------------
                                                                       5,777,388
                                                                  --------------
               AIRLINES - 0.19%
       9,500 * Frontier Airlines, Inc. ........................          161,500
      60,500 * Midwest Express Holdings, Inc. .................        1,089,605
                                                                  --------------
                                                                       1,251,105
                                                                  --------------
               APPAREL & PRODUCTS - 0.96%
      39,925 * Aeropostale.....................................        1,058,013
      42,835 * Childrens Place, Inc. ..........................        1,200,665
      36,200 * Christopher & Banks Corp. ......................        1,440,036
      73,325 * Columbia Sportswear Co. ........................        2,582,506
                                                                  --------------
                                                                       6,281,220
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.73%
       3,100   CompX International, Inc., Class A..............           38,440
      68,075 * Furniture Brands International, Inc. ...........        2,575,277
      92,900   Herman Miller, Inc. ............................        2,179,434
                                                                  --------------
                                                                       4,793,151
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.30%
     153,700 * Tower Automotive, Inc. .........................        1,975,045
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.71%
     153,700   AO Smith Corp. .................................        4,580,260
       1,400 * Strattec Security Corp. ........................           73,010
                                                                  --------------
                                                                       4,653,270
                                                                  --------------
               BANKS - 3.19%
     135,400   Citizens Banking Corp. .........................        4,451,952
       3,300   Glacier Bancorp, Inc. ..........................           75,240
     115,500   Provident Bankshares Corp. .....................        3,014,550
     146,775 * Southwest BanCorp. of Texas, Inc. ..............        4,880,269
     138,625   Valley National Bancorp.........................        3,864,865
     105,100   Westamerica Bancorp. ...........................        4,674,848
                                                                  --------------
                                                                      20,961,724
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BROADCASTING - 1.39%
      61,800 * Emmis Broadcasting Corp., Class A...............   $    1,829,280
      25,200 * Entercom Communications Corp. ..................        1,324,260
     163,025 * Mediacom Communications Corp., Class A..........        1,703,611
      59,000 * Radio One, Inc., Class D........................        1,280,300
     127,100 * Sinclair Broadcast Group, Inc., Class A.........        1,883,622
      54,600 * Young Broadcasting, Inc., Class A...............        1,102,920
                                                                  --------------
                                                                       9,123,993
                                                                  --------------
               BUILDING MATERIALS - 1.84%
      79,600   Fastenal Co. ...................................        3,144,996
       4,450   LSI Industries, Inc. ...........................           78,542
     188,400   Mathews International Corp., Class A............        4,710,000
     125,350   RPM, Inc. ......................................        1,973,009
      24,400 * Simpson Manufacturing Co., Inc. ................        1,537,200
      35,900   Watsco, Inc. ...................................          617,480
                                                                  --------------
                                                                      12,061,227
                                                                  --------------
               CHEMICAL - 1.72%
     192,200 * Airgas, Inc. ...................................        3,132,860
     122,200   Arch Chemicals, Inc. ...........................        2,841,150
      25,900   Ferro Corp. ....................................          761,201
      20,100   MacDermid, Inc. ................................          410,844
      79,200   Minerals Technologies, Inc. ....................        4,161,960
                                                                  --------------
                                                                      11,308,015
                                                                  --------------
               COMMERCIAL SERVICES - 4.06%
       4,300 * Alliance Data Systems Corp. ....................           93,439
     131,800   Central Parking Corp. ..........................        3,242,280
      83,700 * Electro Rent Corp. .............................        1,068,012
      28,000 * FTI Consulting, Inc. ...........................          856,520
     156,250 * Iron Mountain, Inc. ............................        4,843,750
     140,075 * Management Network Group, Inc. .................          397,953
     115,200 * Maximus, Inc. ..................................        3,578,112
     165,300 * Plexus Corp. ...................................        3,737,433
     137,100 * Quanta Services, Inc. ..........................        1,723,347
      68,100 * Rent-A-Center, Inc. ............................        3,864,675
      63,700 * Sourcecorp, Inc. ...............................        1,897,623
     113,400 * TeleTech Holdings, Inc. ........................        1,346,058
                                                                  --------------
                                                                      26,649,202
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               COSMETICS/TOILETRIES - 0.33%
      67,200 * Chattem, Inc. .................................   $    1,932,000
      16,700 * Playtex Products, Inc. ........................          226,953
                                                                 --------------
                                                                      2,158,953
                                                                 --------------
               DRUGS - 4.84%
      13,700 * Abgenix, Inc. .................................          176,730
      88,600 * Alkermes, Inc. ................................        1,722,384
      42,650 * Celgene Corp. .................................          767,700
      54,525 * Cephalon, Inc. ................................        2,921,449
     109,025 * Charles River Laboratories International.......        4,006,669
      11,900 * Cubist Pharmaceuticals, Inc. ..................          172,550
      51,695 * Endo Pharmaceuticals Holdings, Inc. ...........          563,476
      19,100 * Eon Labs, Inc. ................................          305,600
     132,675 * First Horizon Pharmaceutical Corp. ............        2,934,771
       9,200 * Gilead Sciences, Inc. .........................          328,072
       5,900 * Guilford Pharmaceuticals, Inc. ................           38,999
      22,300 * Incyte Pharmacuticals, Inc. ...................          163,883
      29,500 * Intrabiotics Pharmaceuticals ..................           44,840
      80,775 * Medarex, Inc. .................................          810,173
      82,655 * Medicis Pharmaceutical Corp., Class A..........        3,831,059
      31,700 * Neurocrine Biosciences, Inc. ..................        1,028,031
      86,200 * Noven Pharmaceuticals, Inc. ...................        2,293,782
      32,900 * NPS Pharmaceuticals, Inc. .....................          633,325
      52,700 * OSI Pharmaceuticals, Inc. .....................        1,601,553
      11,400 * Regeneron Pharmaceuticals, Inc. ...............          188,339
     176,224 * Sicor, Inc. ...................................        2,884,787
      65,900 * Taro Pharmaceutical Industries, Ltd., Class A..        1,857,062
       8,300 * Telik, Inc. ...................................           99,102
     101,400 * Triangle Pharmaceuticals, Inc. ................          339,690
      26,800 * Trimeris, Inc. ................................        1,306,768
      31,300 * Versicor, Inc. ................................          385,303
      19,411 * Vertex Pharmaceuticals, Inc. ..................          382,979
      21,500 * ViroPharma, Inc. ..............................           35,905
                                                                 --------------
                                                                     31,824,981
                                                                 --------------

--------------------------------------------------------------------------------

 42                                                   May 31, 2002
              SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONICS/ELECTRICAL EQUIPMENT - 7.50%
      35,900 * American Superconductor Corp. ..................   $      257,044
      21,500   Ametek, Inc. ...................................          811,840
      60,000   Analogic Corp. .................................        2,595,600
      46,575 * Arrow Electronics, Inc. ........................        1,165,307
     114,700 * Artesyn Technologies, Inc. .....................          865,985
     179,800   Belden, Inc. ...................................        3,919,640
      29,650 * Cymer, Inc. ....................................        1,281,769
      76,875 * Electro Scientific Industries, Inc. ............        2,026,425
      32,400 * FEI Co. ........................................          868,320
     194,250   Harman International Industries, Inc. ..........       10,742,025
      47,900 * Harmonic, Inc. .................................          279,736
     181,700 * Kemet Corp. ....................................        3,673,974
     148,300 * Littelfuse, Inc. ...............................        3,606,656
       9,300 * Magma Design Automation, Inc. ..................          158,100
     146,900   Methode Electronics, Inc., Class A..............        1,571,830
     240,600 * Microtune, Inc. ................................        2,422,842
      30,800 * Newport Corp. ..................................          543,312
     176,300 * Paxar Corp. ....................................        3,011,204
      52,000 * Pixelworks, Inc. ...............................          447,200
      63,075 * Silicon Laboratories, Inc. .....................        1,506,231
      66,600 * Sipex Corp. ....................................          632,034
      86,100   Technitrol, Inc. ...............................        2,225,685
      48,500 * Wilson Greatbatch Technologies, Inc. ...........        1,252,755
     114,800   Woodhead Industries, Inc. ......................        1,857,464
      26,100   Woodward Governor Co. ..........................        1,574,352
                                                                  --------------
                                                                      49,297,330
                                                                  --------------
               ENTERTAINMENT - 2.77%
     341,325 * Alloy, Inc. ....................................        4,573,755
     138,175 * Hollywood Entertainment Corp. ..................        2,675,068
     252,125 * Macrovision Corp. ..............................        4,066,776
     164,000 * Midway Games, Inc. .............................        1,664,600
      45,450 * Penn National Gaming, Inc. .....................        1,640,291
     111,487 * THQ, Inc. ......................................        3,567,584
                                                                  --------------
                                                                      18,188,074
                                                                  --------------
               FERTILIZERS - 0.06%
      28,800   IMC Global, Inc. ...............................          403,776
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FINANCE COMPANIES - 1.09%
      40,600 * AmeriCredit Corp. ..............................   $    1,425,060
     189,400   Chittenden Corp. ...............................        5,699,046
                                                                  --------------
                                                                       7,124,106
                                                                  --------------
               FINANCIAL SERVICES - 0.01%
     126,400   London Pacific Group, Ltd. ADR..................           84,688
                                                                  --------------
               FOODS - 0.69%
      24,700 * American Italian Pasta Co., Class A.............        1,211,535
      77,500 * International Multifoods Corp. .................        2,052,975
      13,200 * Seneca Foods Corp., Class A.....................          188,760
      27,000 * Seneca Foods Corp., Class B.....................          405,000
      43,900 * Wild Oats Markets, Inc. ........................          643,574
                                                                  --------------
                                                                       4,501,844
                                                                  --------------
               FOOTWEAR - 1.23%
     280,850 * Foot Locker, Inc. ..............................        4,297,005
     100,100 * Genesco, Inc. ..................................        2,364,362
     182,600   Stride Rite Corp. ..............................        1,442,540
                                                                  --------------
                                                                       8,103,907
                                                                  --------------
               FREIGHT - 1.96%
      61,100   CH Robinson Worldwide, Inc. ....................        2,070,068
      26,600 * EGL, Inc. ......................................          442,092
      37,100   Expeditors International of Washington, Inc. ...        2,192,610
      90,800 * Forward Air Corp. ..............................        2,878,360
      26,116 * Heartland Express, Inc. ........................          535,378
       1,000 * International Shipholding Corp. ................            5,700
      64,600   Ryder System, Inc. .............................        1,931,540
     153,786   Werner Enterprises, Inc. .......................        2,848,117
                                                                  --------------
                                                                      12,903,865
                                                                  --------------
               HEALTHCARE - 3.52%
      74,212 * Accredo Health, Inc. ...........................        4,002,995
     155,550 * AmeriPath, Inc. ................................        4,588,725
     182,000 * Community Health Systems, Inc. .................        5,358,080
      19,985 * Dianon Systems, Inc. ...........................        1,289,033
      66,000 * Edwards Lifesciences Corp. .....................        1,572,120
      19,700 * Epix Medical, Inc. .............................          196,409
     203,100   Hooper Holmes, Inc. ............................        1,777,125
      18,300 * Lincare Holdings, Inc. .........................          543,144
      35,825 * Patterson Dental Co. ...........................        1,805,938

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HEALTHCARE - Continued
       2,700 * Renal Care Group, Inc. .........................   $       91,017
      19,700 * Sola International, Inc. .......................          236,006
      79,200 * Steris Corp. ...................................        1,675,080
                                                                  --------------
                                                                      23,135,672
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.19%
      49,000 * Orthodontic Centers of America, Inc. ...........        1,273,020
                                                                  --------------
               HOSPITAL SUPPLIES - 0.90%
     119,450 * Henry Schein, Inc. .............................        5,922,331
                                                                  --------------
               HOUSEHOLD PRODUCTS - 0.58%
      81,200 * Scotts Co., Class A.............................        3,804,220
                                                                  --------------
               HUMAN RESOURCES - 2.20%
      78,325 * AMN Healthcare Services, Inc. ..................        2,739,025
      90,100 * Cross Country, Inc. ............................        3,288,650
      10,400 * Kforce, Inc. ...................................           57,304
     143,075 * Medical Staffing Network Holdings...............        3,684,181
     144,700 * MPS Group, Inc. ................................        1,195,222
     100,000 * Resources Connection, Inc. .....................        2,547,000
      84,900 * Spherion Corp. .................................          936,447
                                                                  --------------
                                                                      14,447,829
                                                                  --------------
               INFORMATION PROCESSING - HARDWARE - 0.81%
     186,650 * Centillium Communications, Inc. ................        1,334,734
      75,975 * Electronics Boutique Holdings Co. ..............        2,255,698
      68,078 * Stratos Lightwave, Inc. ........................          140,240
      39,725 * Tech Data Corp. ................................        1,599,726
                                                                  --------------
                                                                       5,330,398
                                                                  --------------
               INFORMATION PROCESSING - SERVICES -  3.86%
     166,675 * Aeroflex, Inc. .................................        1,970,265
     113,400   Analysts International Corp. ...................          552,258
      42,600 * answerthink, inc. ..............................          221,520
      76,500 * BISYS Group, Inc. ..............................        2,659,905
      60,800 * Black Box Corp. ................................        3,080,128
     155,800 * Braun Consulting, Inc. .........................          780,558
      61,500 * CACI International, Inc., Class A...............        2,071,320
      77,700 * Digital Impact, Inc. ...........................          160,839
      64,200   Factset Research Systems, Inc. .................        2,092,920
     141,700   Henry Jack & Associates, Inc. ..................        2,797,158

--------------------------------------------------------------------------------

 May 31, 2002                                                   43
              SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - SERVICES - Continued
      28,600 * Keynote Systems, Inc. ..........................   $      227,942
      95,300 * Kronos, Inc. ...................................        3,913,018
     161,500 * MatrixOne, Inc. ................................          969,000
      81,250 * Netscreen Technologies Insurance................          782,437
      20,400 * Register.com, Inc. .............................          161,160
     178,000 * Riverstone Networks, Inc. ......................          628,340
     154,845 * Secure Computing Corp. .........................        1,678,520
      34,000 * Sonicwall, Inc. ................................          207,740
      25,900 * Verisity, Ltd. .................................          433,333
                                                                  --------------
                                                                      25,388,361
                                                                  --------------
               INFORMATION PROCESSING - SOFTWARE -  4.65%
      64,000 * Actuate Corp. ..................................          368,000
      87,100 * Advent Software, Inc. ..........................        3,475,290
      22,875 * Barra, Inc. ....................................        1,016,565
      35,600 * Concord Communications, Inc. ...................          535,780
     191,000 * Documentum, Inc. ...............................        2,483,000
      77,500   Global Payments, Inc. ..........................        2,813,250
     105,400 * Internet Security Systems, Inc. ................        1,778,098
      92,775 * Keane, Inc. ....................................        1,347,093
      35,300 * Mantech International Corp., Class A............          811,900
      27,800 * Mercury Interactive Corp. ......................          941,308
      91,300 * Netegrity, Inc. ................................          639,100
      85,375 * NetIQ Corp. ....................................        1,973,870
      73,800 * Packeteer, Inc. ................................          494,460
     174,867 * Progress Software Corp. ........................        2,451,635
      41,200 * Quest Software, Inc. ...........................          576,800
      35,000 * Renaissance Learning, Inc. .....................        1,203,650
     108,950 * Retek, Inc. ....................................        2,657,291
      58,300 * SPSS, Inc. .....................................          932,800
      47,400 * Stellent, Inc. .................................          264,966
     101,053 * Verity, Inc. ...................................          935,751
     155,080 * WebEx Communications, Inc. .....................        2,163,366
     105,900 * Wind River Systems, Inc. .......................          711,648
                                                                  --------------
                                                                      30,575,621
                                                                  --------------
               INSURANCE - CASUALTY - 1.34%
      56,900   Harleysville Group, Inc. .......................        1,541,990
      11,500 * Markel Corp. ...................................        2,405,340
     141,500 * Ohio Casualty Corp. ............................        2,958,765
      69,500   Selective Insurance Group, Inc. ................        1,882,060
                                                                  --------------
                                                                       8,788,155
                                                                  --------------

   NUMBER
  OF SHARES                                MARKET VALUE

------------------------------------------------------------
               INSURANCE - LIFE - 0.57%
      63,000   W.R. Berkley Corp. .....   $    3,715,110
                                          --------------
               INSURANCE - MISCELLANEOUS - 0.73%
      97,300   Brown & Brown, Inc. ....        3,468,745
      28,600 * Triad Guaranty, Inc. ...        1,354,210
                                          --------------
                                               4,822,955
                                          --------------
               INSURANCE - MULTILINE -
               1.52%
      40,025   Arthur J. Gallagher &
               Co. ....................        1,410,881
     212,700   Horace Mann Educators
               Corp. ..................        4,328,445
      84,200   Partnerre, Ltd. ........        4,250,416
                                          --------------
                                               9,989,742
                                          --------------
               LEISURE TIME - 2.75%
      41,275 * Activision, Inc. .......        1,346,391
     187,525   Brunswick Corp. ........        4,988,165
      28,415 * Hotels.Com, Class A.....        1,360,794
      71,050 * Nautilus Group, Inc. ...        2,596,877
     205,950 * SCP Pool Corp. .........        6,026,097
      89,000   UTI Worldwide, Inc. ....        1,736,390
                                          --------------
                                              18,054,714
                                          --------------
               LODGING - 0.72%
      84,600   Fairmont Hotels Resorts,
               Inc. ...................        2,368,800
     315,950 * La Quinta Corp. ........        2,372,785
                                          --------------
                                               4,741,585
                                          --------------
               MACHINERY - 2.77%
      46,700 * Actuant Corp., Class A..        1,863,330
      51,025 * Brooks-PRI Automation,
               Inc. ...................        1,539,424
       2,800 * Global Power Equipment
               Group, Inc. ............           27,020
      88,575   IDEX Corp. .............        3,356,993
     132,500 * Insituform Technologies,
               Inc., Class A...........        3,346,950
      65,600 * Jacobs Engineering
               Group, Inc. ............        2,518,384
      18,900 * Joy Global, Inc. .......          284,634
      85,400 * Layne Christensen Co. ..          853,872
      94,050   Pentair, Inc. ..........        4,419,409
                                          --------------
                                              18,210,016
                                          --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MEDICAL TECHNOLOGY - 1.77%
      10,400 * CV Therapeutics, Inc. ..........................   $      199,264
     203,525 * Cytyc Corp. ....................................        3,315,422
      33,600 * Deltagen, Inc. .................................          144,480
      25,700 * Exelixis, Inc. .................................          199,175
      76,200 * Immunomedics, Inc. .............................          891,540
      49,400 * Inhale Therapeutic Systems......................          362,102
     118,220 * Integra Lifesciences Corp. .....................        2,256,820
      52,100 * Lifeline Systems, Inc. .........................        1,361,894
      25,800 * Medicines Co. ..................................          232,200
      41,875 * Myriad Genetics, Inc. ..........................          933,394
      60,700   Omnicare, Inc. .................................        1,704,456
       2,700 * Serologicals Corp. .............................           50,085
                                                                  --------------
                                                                      11,650,832
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.55%
      80,100 * Neiman Marcus Group, Inc., Class A..............        2,963,700
      54,800 * Stein Mart, Inc. ...............................          621,980
                                                                  --------------
                                                                       3,585,680
                                                                  --------------
               MERCHANDISING - DRUG - 0.59%
     117,480 * Duane Reade, Inc. ..............................        3,870,966
                                                                  --------------
               MERCHANDISING - FOOD - 0.65%
     111,700 * Great Atlantic & Pacific Tea Co., Inc. .........        2,576,919
       6,700 * Performance Food Group Co. .....................          251,518
      28,200 * Whole Foods Market, Inc. .......................        1,442,994
                                                                  --------------
                                                                       4,271,431
                                                                  --------------
               MERCHANDISING - SPECIALTY - 5.71%
     295,100   Casey's General Stores, Inc. ...................        3,511,690
      34,350 * CDW Computer Centers, Inc. .....................        1,791,353
      67,300 * Copart, Inc. ...................................        1,105,739
      75,025 * Cost Plus, Inc. ................................        2,391,047
      88,350 * Gamestop Corp., Class A.........................        2,137,187
     192,600 * Insight Enterprises, Inc. ......................        5,094,270
      67,400 * Linens 'N Things, Inc. .........................        2,069,180
     126,925 * Movie Gallery, Inc. ............................        2,271,957
      64,100 * MSC Industrial Direct Co., Inc., Class A........        1,192,260
     108,250 * Petco Animal Supplies, Inc. ....................        2,766,870
      96,950 * Tuesday Morning Corp. ..........................        2,692,301
      78,325 * Tweeter Home Entertainment Group, Inc. .........        1,318,993

--------------------------------------------------------------------------------

 44                                                   May 31, 2002
              SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                MARKET VALUE

------------------------------------------------------------
               MERCHANDISING - SPECIALTY -  Continued
     103,215 * Ultimate Electronics,
               Inc. ...................   $    3,111,932
      96,600 * United Stationers,
               Inc. ...................        3,675,630
      80,200 * Urban Outfitters,
               Inc. ...................        2,372,316
                                          --------------
                                              37,502,725
                                          --------------
               METALS - 1.33%
      31,800   Gibraltar Steel Corp. ..          755,250
     111,700   Harsco Corp. ...........        4,454,596
      53,700 * Lihir Gold, Ltd. .......           47,099
      92,500 * Material Sciences
               Corp. ..................        1,137,750
      14,181   Newmont Mining Corp. ...          442,589
      34,800   NN, Inc. ...............          368,532
      25,800   Reliance Steel &
               Aluminum Co. ...........          795,930
      18,745   Roper Industries,
               Inc. ...................          731,055
                                          --------------
                                               8,732,801
                                          --------------
               OIL AND GAS - 3.75%
      53,500 * Atwood Oceanics, Inc. ..        2,410,710
      11,200 * Cooper Cameron Corp. ...          630,224
      92,200 * FMC Technologies,
               Inc. ...................        2,069,890
      73,100 * Forest Oil Corp. .......        2,138,906
      14,900 * Grant Prideco, Inc. ....          223,500
      29,300 * Hydril Co. .............          774,985
      67,400 * Key Energy Services,
               Inc. ...................          741,400
      29,100 * Lone Star Technologies,
               Inc. ...................          698,400
      82,500   Noble Energy, Inc. .....        3,148,200
      66,975 * Pioneer Natural
               Resources Co. ..........        1,616,107
      70,000 * SEACOR SMIT, Inc. ......        3,409,000
      13,900 * Smith International,
               Inc. ...................        1,019,982
      66,100 * Ultra Petroleum Corp. ..          573,748
      45,800 * W/H Energy Services,
               Inc. ...................        1,044,240
     202,500   XTO Energy, Inc. .......        4,102,650
                                          --------------
                                              24,601,942
                                          --------------
               PAPER/FOREST PRODUCTS - 0.29%
     147,900 * Buckeye Technologies,
               Inc. ...................        1,536,681
       1,600   Potlatch Corp. .........           54,800
      20,700 * Smurfit-Stone Container
               Corp. ..................          337,410
                                          --------------
                                               1,928,891
                                          --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               POLLUTION CONTROL - 1.46%
      56,100 * Cuno, Inc. ....................................   $    1,938,255
      50,370 * Stericycle, Inc. ..............................        3,463,441
     158,174 * Tetra Tech, Inc. ..............................        2,288,778
      56,075 * Waste Connections, Inc. .......................        1,904,307
                                                                 --------------
                                                                      9,594,781
                                                                 --------------
               PUBLISHING/PRINTING - 0.64%
      97,500   New England Business Service, Inc. ............        2,578,875
      34,215 * Scholastic Corp. ..............................        1,628,292
                                                                 --------------
                                                                      4,207,167
                                                                 --------------
               REAL ESTATE INVESTMENT TRUSTS -  2.40%
      20,800   Apartment Investment & Management Co., Class
               A..............................................          968,864
      88,200   Arden Realty, Inc. ............................        2,381,400
      89,000   EastGroup Properties, Inc. ....................        2,202,750
      84,000   Gables Residential Trust ......................        2,549,400
      91,400   Glenborough Realty Trust, Inc. ................        2,056,500
      52,500   Lasalle Hotel Properties.......................          750,750
      30,400   Manufactured Home Communities, Inc. ...........        1,040,592
       4,500   Parkway Properties, Inc. ......................          170,370
      30,300   Reckson Associates Realty Corp., Class B.......          801,132
     104,500   Washington Real Estate Investment Trust........        2,863,300
                                                                 --------------
                                                                     15,785,058
                                                                 --------------
               REGISTERED INVESTMENT
               COMPANIES - 3.70%
  16,401,000   Corporate Asset Fund...........................       16,399,360
   7,921,099   T. Rowe Price Reserve Investment Fund..........        7,921,099
                                                                 --------------
                                                                     24,320,459
                                                                 --------------
               RESTAURANTS - 2.79%
      30,300   Applebee's International, Inc. ................        1,182,003
      75,000 * Buca, Inc. ....................................        1,335,750
      53,800 * CEC Entertainment, Inc. .......................        2,554,962
     140,900 * O'Charley's, Inc. .............................        3,236,473
     346,920   Ruby Tuesday, Inc. ............................        8,069,359
      69,350 * Sonic Corp. ...................................        1,974,395
                                                                 --------------
                                                                     18,352,942
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SAVINGS & LOAN - 0.17%
         300   Downey Financial Corp. .........................   $       16,347
      19,900   First Bell Bancorp, Inc. .......................          358,180
       8,400   Frankfort First Bancorp, Inc. ..................          148,164
      19,500 * ITLA Capital Corp. .............................          584,025
                                                                  --------------
                                                                       1,106,716
                                                                  --------------
               SCHOOLS - 2.38%
      50,525 * Career Education Corp. .........................        2,202,890
     138,100 * Corinthian Colleges, Inc. ......................        3,788,083
      84,675 * Education Management Corp. .....................        3,501,311
     107,055 * ITT Educational Services, Inc. .................        5,288,517
      14,075   Strayer Education, Inc. ........................          835,914
                                                                  --------------
                                                                      15,616,715
                                                                  --------------
               SECURITIES RELATED - 0.29%
      24,725   Investors Financial Services Corp. .............        1,910,254
                                                                  --------------
               SEMICONDUCTORS - 2.84%
         200 * Applied Micro Circuits Corp. ...................            1,230
      32,195 * Astropower, Inc. ...............................        1,058,894
      58,600 * ATMI, Inc. .....................................        1,561,690
     137,675 * AXT, Inc. ......................................        1,358,852
      34,100 * Cabot Microelectronics Corp. ...................        1,663,398
     203,300 * Entegris, Inc. .................................        2,606,306
      62,400 * Exar Corp. .....................................        1,345,968
      16,000 * Genesis Microchip, Inc. ........................          262,720
      80,350   Helix Technology Corp. .........................        1,900,277
      11,900 * Hifn, inc. .....................................          104,125
      70,325 * Micrel, Inc. ...................................        1,472,606
      58,525 * Microsemi Corp. ................................          850,368
      80,400 * MKS Instruments, Inc. ..........................        2,468,280
     121,900 * Mykrolis Corp. .................................        1,645,650
      88,400 * Quicklogic Corp. ...............................          405,668
                                                                  --------------
                                                                      18,706,032
                                                                  --------------
               TELECOMMUNICATIONS - 1.89%
      16,400 * Airgate PCS, Inc. ..............................          189,912
      25,300 * Ditech Communications Corp. ....................           75,647
     610,750 * DMC Stratex Networks, Inc. .....................        2,131,517
      38,525   Harris Corp. ...................................        1,452,778
      36,000 * Peco II, Inc. ..................................          102,600
     270,625 * Powerwave Technologies, Inc. ...................        2,871,331
     369,750 * Remec, Inc. ....................................        2,728,755
      38,700 * Tekelec, Inc. ..................................          410,220
     360,265 * Terayon Communication Systems...................        1,023,153

--------------------------------------------------------------------------------

 May 31, 2002                                                   45
              SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
      51,100 * West Corp. .....................................   $    1,282,610
      43,600 * Western Wireless Corp., Class A.................          143,444
                                                                  --------------
                                                                      12,411,967
                                                                  --------------
               TEXTILE - PRODUCTS - 0.77%
       1,800 * Culp, Inc. .....................................           22,932
       6,800 * Dan River, Inc., Class A........................           27,472
      63,100   G & K Services, Inc., Class A...................        2,400,955
      83,500 * Keystone Automotive Industries, Inc. ...........        1,659,980
      94,900 * Unifi, Inc. ....................................          943,306
                                                                  --------------
                                                                       5,054,645
                                                                  --------------
               UTILITIES - ELECTRIC - 0.74%
     176,600   Cleco Corp. ....................................        4,090,056
      39,500   UniSource Energy Corp. .........................          768,670
                                                                  --------------
                                                                       4,858,726
                                                                  --------------
               UTILITIES -
               GAS, DISTRIBUTION - 0.54%
     139,275 * National-Oilwell, Inc. .........................        3,557,084
                                                                  --------------
               WATER SERVICES - 0.00%
       3,200 * Waterlink, Inc. ................................              288
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $643,621,031).............................   $  649,254,695
                                                                  --------------

     PAR
    VALUE                                                         MARKET VALUE

--------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 1.30%
             COMMERCIAL PAPER
 $ 8,536,000 Electronic Data Systems Corp.
             (Cost $8,535,156)................................   $    8,535,156
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $652,156,187) - 100.11%....................      657,789,851
                                                                 --------------
             Other assets and liabilities,
             net - (0.11)%....................................         (744,894)
                                                                 --------------
             NET ASSETS - 100%................................   $  657,044,957
                                                                 --------------

    * Non-income producing


--------------------------------------------------------------------------------

 46                       INTERNATIONAL EQUITIES FUND           May 31, 2002


---------------------------------------------------
             Average Annual Total Return
---------------------------------------------------

   1 Year           5 Years              10 Years
---------------------------------------------------
   -10.66%          -0.54%                4.78%

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                  International         MSCI EAFE
                  Equities Fund           Index
                  -------------        ----------
5/1/92             $10,000.00          $10,000.00
12/92                9,333.23            9,296.44
12/93               12,121.41           12,323.41
12/94               13,088.35           13,281.93
12/95               14,498.87           14,770.54
12/96               15,486.20           15,663.74
12/97               15,826.05           15,942.17
12/98               18,795.66           19,130.12
12/99               24,281.65           24,288.48
12/00               20,080.26           20,847.25
12/2001             15,669.05           16,377.06
5/31/2002           15,956.12           16,779.35

   The Morgan Stanley Capital International, Europe, Australasia, and the Far East Index (MSCI EAFE) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. BP PLC.......................  2.70%
   2. GlaxoSmithKline PLC..........  1.78%
   3. Novartis AG..................  1.74%
   4. Royal Dutch Petroleum Co.....  1.65%
   5. HSBC Holdings PLC............  1.63%
   6. TotalFinaElf, SA.............  1.47%
   7. Vodafone Group PLC...........  1.44%
   8. Nestle SA....................  1.35%
   9. Toyota Motor Corp. ..........  1.12%
  10. Royal Bank of Scotland.......  1.11%





MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did the Fund perform relative to its benchmark?
The International Equities Fund trailed the index, losing 10.66% over the 12-month period. The Index had a return pattern similar to the US market's large cap S&P 500(R) Index and finished down 9.60%. For US investors, the Index benefited from translation into US dollar terms. When measured in local currency terms, the Index lost over 14%.

What were the dominant themes of the Fund?
The past year saw two major events effecting international investing. The first, and by far largest, was the finalization of the shift of most European currencies into a single currency, the Euro. The second was the shift, in two stages, of the MSCI EAFE Index, the Fund's benchmark, to a "free float" Index. (The number of shares of the component securities was changed to more closely reflect the number of shares that are free to trade, the free float.)

Which holdings most enhanced the Fund's performance?
Best performing (is US dollar terms) of the 21 countries represented in the Index was Austria, which returned 12.41%, closely followed by Australia, which returned 11.48%.

Were there any disappointments in the Fund?
The worst performer, by far, was Finland, which lost 38.63% in dollar terms. The UK and Japan, which, combined, represent nearly half of the Index, lost
6.12 and 17.42% respectively.

What is your outlook for the next fiscal period?
We expect that the global economy, like the US economy, is in the early stages of recovery and expect better results over the next 12-month period.

--------------------------------------------------------------------------------

 May 31, 2002                                                   47
             INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 94.63%
               ADVERTISING - 0.24%
       7,855   Aegis Group.....................................   $       13,125
         600   Asatsu DK.......................................           13,583
       1,593 * Publicis Groupe SA..............................           48,296
          32 * Publigroupe SA..................................            8,199
      15,520 * WPP Group PLC...................................          161,610
                                                                  --------------
                                                                         244,813
                                                                  --------------
               AEROSPACE/DEFENSE - 0.26%
      32,598 * BAE Systems PLC.................................          183,070
       2,815 * Serco Group.....................................            9,634
       1,675 * Thales SA.......................................           70,009
                                                                  --------------
                                                                         262,713
                                                                  --------------
               AIRLINES - 0.55%
         627 * Air France......................................           10,740
      16,559 * Alitalia SPA....................................           11,136
       4,000 * All Nippon Airways..............................           11,376
       4,791 * Auckland International Airport, Ltd. ...........           10,255
      15,165 * BAA PLC.........................................          136,400
      11,582 * British Airways.................................           34,386
      31,000 * Cathay Pacific Air..............................           49,680
       2,308 * European Aeronautic Defense and Space Co. ......           37,487
         225 * Flughafen Wien AG...............................            7,439
      18,000   Japan Air Lines Co., Ltd. ......................           53,656
          50 * Kobenhavn Lufthave..............................            4,116
         501 * Koninklijke Luchtvaart Maatschappij NV..........            6,813
       4,100 * Lufthansa AG....................................           56,292
       5,382 * Ryanair Holdings................................           30,110
       1,000 * SAS AB..........................................            7,029
      13,000   Singapore Airlines..............................           92,374
                                                                  --------------
                                                                         559,289
                                                                  --------------
               APPAREL & PRODUCTS - 0.57%
       1,813 * Benetton Group SPA..............................           22,860
       3,165   Bulgari SPA.....................................           23,353
         119 * Charles Vogele Holdings.........................            4,171
      12,000 * Esprit Holdings.................................           22,231
      20,000 * Giordano International, Ltd. ...................           11,859
       3,017   Gunze, Ltd. ....................................           11,667
       1,543 * Hagemeyer NV....................................           30,409

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               APPAREL & PRODUCTS - Continued
         969   Luxottica Group.................................   $       19,350
      36,907 * Marks & Spencer.................................          204,571
       4,074 * Marks & Spencer Group PLC - ADR.................          135,555
       2,385   Next, PLC.......................................           34,846
       1,944   Onward Kashiyama Co., Ltd. .....................           20,000
         200 * Paris Miki Inc. ................................            4,294
       2,000   Wacoal Corp. ...................................           15,823
         600   World Co., Ltd. ................................           17,644
                                                                  --------------
                                                                         578,633
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.11%
       5,200   Electrolux AB...................................           94,980
         300   Fourlis Holding.................................              857
         697 * Shimachu Co. ...................................           13,196
                                                                  --------------
                                                                         109,033
                                                                  --------------
               AUTO - CARS - 3.15%
       3,000   Cycle & Carriage................................            7,620
      13,600 * Daimlerchrysler AG..............................          667,384
       4,942 * Fiat SPA........................................           59,082
       1,143 * Fiat SPA - RNC..................................            9,683
      11,100   Honda Motor Co. ................................          473,958
      45,000 * Nissan Motor Co., Ltd. .........................          319,396
       2,957 * Peugoet SA......................................          156,044
         864 * Regie Nationale des Usines Renault SA...........           42,608
         200   Saizeriya Co. ..................................            7,315
      41,649 * Toyota Motor Corp. .............................        1,137,483
       4,100 * Volkswagen AG...................................          216,361
       1,800 * Volvo AB, Class A...............................           31,862
       3,900 * Volvo AB, Class B...............................           72,436
                                                                  --------------
                                                                       3,201,232
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.39%
       1,600   Continental AG..................................           29,186
      10,400   Denso Corp. ....................................          163,468
       8,678 * Futuris, Corp., Ltd. ...........................            7,513
      10,329   GKN PLC.........................................           50,492
       1,921 * Michelin (CGDE), Class B........................           74,998
       2,455   NGK Spark Plug Co., Ltd. .......................           20,312
      20,528 * Pirelli SPA.....................................           27,878
       1,803   Sanden Corp. ...................................            5,883
         400   Toyoda Gosei....................................            5,011
       1,229 * Trelleborg AB...................................           12,044
                                                                  --------------
                                                                         396,785
                                                                  --------------

   NUMBER
  OF SHARES                                  MARKET VALUE

----------------------------------------------------------
               AUTO - REPLACEMENT PARTS -
               0.22%
         455 * Autobacs Seven Co.,
               Ltd. .....................   $       13,196
      11,000   Bridgestone Corp. ........          159,694
       1,066 * Valeo SA..................           47,393
                                            --------------
                                                   220,283
                                            --------------
               BANKS - 12.99%
       5,000   77th Bank.................           19,980
      20,899 * ABN Amro Holdings NV......          403,862
      12,641   Allied Irish Banks
               (Dublin)..................          175,920
      18,797   Allied Irish Banks
               (London)..................          258,957
       2,113 * Alpha Bank AE.............           30,906
      10,728 * Ashikaga Bank, Ltd. ......           14,693
      10,615 * Australia & NZ Banking
               Group.....................          117,127
      15,681 * Banca di Roma SPA.........           37,567
       5,534   Banca Monte dei Paschi di
               Siena SPA.................           18,763
      45,583 * Banco Bilbao Vizcaya
               Argentaria SA.............          549,637
      28,205 * Banco Comercial Portugues
               SA........................           96,154
       3,208 * Banco Espirto Santo SA....           34,757
      63,136   Banco Santander Central
               Hispano SA................          583,203
      20,400 * Bank of East Asia.........           44,462
       7,184   Bank of Ireland...........           92,596
      15,000   Bank of Yokohama, Ltd. ...           59,698
       2,296 * Bank of Yokohama, Ltd.
               ADR.......................           91,395
      95,064 * Barclays..................          820,283
       6,500   Bayerische Hypo - und
               Vereinsbank AG............          225,416
      23,796 * Bipop Carire SPA..........           38,672
      12,014 * BNP Paribas SA............          676,070
       7,369   BPI-SGPS SA...............           16,931
       5,000   Chiba Bank, Ltd. .........           16,999
         974 * Close Brothers GP.........           11,047
         975   Commercial Bank of
               Greece....................           22,839
      17,838 * Commonwealth Bank of
               Australia.................          338,137
      56,000 * Daiwa Bank Holdings.......           42,409
       4,940 * Dexia.......................         78,483
       1,290 * Dexia Strip VVPR............             12
       8,800   DNB Holdings ASA..........           45,641
       1,880   EFG Eurobank Ergasias.....           25,145
         359   Erste Bank Der Oester
               Sparkassen AG.............           25,886
       4,000 * First Capital Corp. ......            2,092
       2,995 * Firstgroup................           13,075
       8,145   Fukuoka City Bank, Ltd. ..           30,185
         350   Gjensidige Nor SPB........           12,597

--------------------------------------------------------------------------------

 48                                                   May 31, 2002
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                        MARKET VALUE

----------------------------------------------------------------
               BANKS - Continued
       6,000   Gunma Bank, Ltd. ...............   $       26,199
      19,088   Hang Seng Bank..................          210,461
      53,295 * HBOS............................          644,596
       9,177 * Hokuriku Bank, Ltd. ............           14,935
      26,701 * ING Groep NV....................          706,015
      11,723   Joyo Bank, Ltd. ................           31,356
       2,779   KBC Bankverzekerin NPV..........          106,419
      79,366 * Lloyds TSB Group PLC............          858,938
       1,405 * Macquarie Bank, Ltd. ...........           25,719
       8,328   Mediobanca SPA..................           79,572
          66 * Mitsubishi Tokyo Financial
               Group, Inc. ....................          513,112
      10,000 * Mitsui Trust Holdings...........           19,094
         105 * Mizuho Holdings.................          258,852
      22,114   National Australia Bank, Ltd. ..          452,728
       2,603   National Bank of Greece.........           53,778
       5,700   Nordea AB (Euro)...................        31,943
      32,590   Nordea AB (Swedish Krone)..........       187,276
      17,000   Oversea-Chinese Banking Corp. ..          115,090
       2,000   OverSeas Union Enterprises......            7,385
       1,669 * Piraeus Bank....................           11,317
      38,740 * Royal Bank of Scotland..........        1,127,479
      16,026 * Sanpaolo IMI SPA................          154,173
      10,163   Shizuoka Bank, Ltd. ............           64,765
       9,000   Skand Enskilda..................           89,582
       5,222   Societe Generale, Class A.......          354,827
      65,146 * Sumitomo Mitsui Banking Corp. ..          364,765
       6,000   Sumitomo Trust & Banking........           33,692
       2,000   Suruga Bank.....................            9,088
       8,800   Svenska Handelsbanken AB, Series
               A...............................          137,709
         800   Svenska Handelsbanken Series B..           11,903
      18,970 * UBS AG..........................          990,817
          17 * UFJ Holdings, Inc. .............           50,675
      17,000   United Overseas Bank, Ltd. .....          139,820
      24,961   Westpac Banking Corp. ..........          233,755
                                                  --------------
                                                      13,189,431
                                                  --------------
               BEVERAGES - 1.32%
       6,495 * Asahi Breweries, Ltd. ..........           61,902
       1,105 * BRL Hardy, Ltd. ................            6,146
         300   Carlsberg.......................           15,987
       8,288   Coca Cola Amatil................           28,373
         400 * Coca Cola Bottling Co. .........            7,895

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BEVERAGES - Continued
       1,350   Coca Cola Hellenic Bottling Co. ................   $       21,309
      48,084 * Diageo PLC......................................          604,776
      28,960 * Foster's Group, Ltd. ...........................           76,691
       3,600 * Fraser & Neave, Ltd. ...........................           15,711
       4,193 * Heineken NV.....................................          180,226
       2,448 * Interbrew.......................................           74,195
         200   Ito En, Ltd. ...................................            7,767
      11,937   Kirin Brewery Co., Ltd. ........................           98,477
         724   Pernod Ricard SA................................           65,018
       4,000 * Sapporo Breweries...............................           12,246
       4,620   Scot & Newcastle................................           43,851
       2,794 * Takara Shuzo Co. ...............................           22,285
                                                                  --------------
                                                                       1,342,855
                                                                  --------------
               BROADCASTING - 0.42%
      20,245 * British Sky Broadcasting Group PLC..............          217,621
           5   Fuji Television Network, Inc. ..................           29,205
      12,636 * Mediaset SPA....................................          101,025
         907   Societe Television Francaise 1..................           27,786
         400 * Tandberg Televisjo..............................              890
       5,000   Television Broadcast............................           23,590
       1,000   Tokyo Broadcasting..............................           21,752
                                                                  --------------
                                                                         421,869
                                                                  --------------
               BUILDING MATERIALS - 1.85%
       3,281   Amec, PLC.......................................           20,969
      14,249   Asahi Glass Co., Ltd. ..........................           94,821
       4,600 * Assa Abloy......................................           62,544
       3,354 * Barratt Developments, PLC.......................           22,564
       8,105   Boral, Ltd. ....................................           17,703
       3,269 * BPB, Inc. ......................................           18,120
       1,342 * Cimpor Cimentos Portugal, S.G.P.S. S.A. ........           25,633
       1,168   Compagnie de Saint-Gobain.......................          207,273
       7,433   CRH PLC.........................................          131,212
      13,382 * CSR, Ltd. ......................................           49,825
         600   Elkem AS........................................           11,998
       4,924   Fletcher Building...............................            6,814
       1,199 * Fomento de Construcciones y Contratas SA........           30,012
          21 * Forbo Holdings..................................            6,933
      10,492   Hanson PLC......................................           79,485
         650 * Heidelberger Zement AG..........................           27,380

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BUILDING MATERIALS - Continued
      13,583 * Hitachi Zosen Corp. ............................   $        9,192
         414   Holcim, Ltd. ...................................          100,663
         170 * Imerys SA.......................................           19,959
       1,895   Italcementi SPA.................................           17,257
       5,785   James Hardie Industries.........................           19,870
      18,842 * Kawasaki Heavy Industries, Ltd. ................           27,324
       1,856 * Lafarge SA......................................          189,299
      10,668 * Mitsui Engineering & Shipbuilding Co., Ltd. ....           15,298
       5,067   Nippon Sheet Glass Co., Ltd. ...................           20,248
         327   NKT Holding A/S.................................            3,801
       9,861   Obayashi Corp. .................................           29,950
       2,977   Okumura Corp. ..................................            9,042
      16,940   Pilkington PLC..................................           24,899
       3,780   RMC Group.......................................           40,080
       5,970 * Skanska AB......................................           41,351
       5,796   Sumitomo Osaka Cement Co., Ltd. ................            9,853
      12,000 * Taiheiyo Cement.................................           22,622
      12,384   Taisei Corp. ...................................           30,929
       1,070   Techniki Olympiaki..............................            4,417
         229 * Technip-Coflexip SA.............................           27,698
       6,200   Thyssen Krupp AG................................          100,528
         410   Titan Cement Co. ...............................           15,180
       3,683 * Toda Corp. .....................................            8,516
       4,275   Tostem Corp. ...................................           70,604
       4,771 * Toto, Ltd. .....................................           23,254
         500 * Uponor Oyj......................................           10,073
         182 * VA Technologie AG...............................            5,691
       1,023 * Vinci SA........................................           63,826
         743   Wienerberger Baustoffindustrie AG...............           13,345
       8,223 * Wolseley PLC....................................           87,550
                                                                  --------------
                                                                       1,875,605
                                                                  --------------
               CHEMICAL - 2.25%
       4,079 * Akzo Nobel NV...................................          183,822
      19,549 * Asahi Chemical Industry Co., Ltd. ..............           71,975
       8,250 * BASF AG.........................................          383,734
       7,057 * BOC Group PLC...................................          110,020
         471   CIBA Specialty Chemicals Holding, Inc. .........           37,224
         985   Clariant........................................           24,609
       4,427 * Daicel Chemical Industries, Ltd. ...............           13,874
      10,180 * Dainippon Ink and Chemicals, Inc. ..............           23,784

--------------------------------------------------------------------------------

 May 31, 2002                                                   49
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER                                                             MARKET
  OF SHARES                                                           VALUE

--------------------------------------------------------------------------------
               CHEMICAL - Continued
       6,226 * Denki Kagaku Kogyo Kabushiki Kaisha.............   $       19,612
      16,990   Imperial Chemical Industries PLC................           81,936
       4,000 * Ishihara Sangyo.................................            6,961
       3,114 * Johnson Matthey PLC.............................           49,413
       4,081   Kaneka Corp. ...................................           27,946
       1,295 * L'Air Liquide SA................................          204,894
         670 * Lonza Group AG..................................           50,709
      26,401 * Mitsubishi Chemical Corp. ......................           64,873
       5,864   Mitsubishi Gas Chemical Co., Inc. ..............           11,952
       4,000   Mitsui Chemicals................................           22,139
       1,000   Nippon Sanso Corp. .............................            3,585
       2,502   Nippon Shokubai Co. ............................           12,296
       1,000   Nissan Chemical Industries......................            5,720
         900   Novozymes AS B Shares...........................           19,908
       3,954 * Orica, Ltd. ....................................           20,651
       1,608 * Rohm Co. .......................................          236,812
       6,925   Sekisui Chemical Co., Ltd. .....................           23,376
       5,726 * Shin Etsu Chemical Co. .........................          230,655
      13,798 * Showa Denko K.K. ...............................           24,345
         902 * Solvay SA.......................................           62,385
      19,000   Sumitomo Chemical...............................           87,863
       1,481   Syngenta AG.....................................           93,447
       7,718 * Tosoh Corp. ....................................           25,120
      11,463   UBE Industries, Ltd. ...........................           18,101
         800   Uni Charm Corp. ................................           27,972
                                                                  --------------
                                                                       2,281,713
                                                                  --------------
               COMMERCIAL SERVICES - 1.38%
         759 * Acea SPA........................................            4,984
       1,569   Acom Co. .......................................          107,697
       1,780 * Amey Group......................................            6,612
         156 * Atos Origin.....................................            9,347
       5,911   Balfour Beatty..................................           20,921
          20 * Bellsystem24, Inc. .............................            7,718
       1,214   Benesse Corp. ..................................           23,278
       1,697 * Cap Gemini SA...................................           83,529
       2,769 * De La Rue PLC...................................           20,248
      24,728   Hays PLC........................................           59,853
         602 * ISS AS..........................................           31,512
         200 * Itochu Techno-Science...........................            8,201
       3,282 * JGC Corp. ......................................           24,987
       3,036   Kinden Corp. ...................................           14,553

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               COMMERCIAL SERVICES - Continued
      32,000 * Li & Fung......................................   $       47,180
       1,400   Linde AG.......................................           69,303
       2,000 * Mitsubishi Logistc.............................           15,678
       1,737   Nippon Comsys Corp. ...........................           11,825
       2,388 * Pacific Dunlop, Ltd. ..........................            9,053
      18,041 * Reed International PLC.........................          173,349
      28,021 * Rentokil Initial PLC...........................          113,926
          59 * SA D'Ieteren NV................................           12,399
         351 * Sagem SA.......................................           23,440
       3,159   Secom Co. .....................................          162,117
       4,453 * Securicor......................................            8,483
       4,900 * Securitas AB...................................           93,020
         100 * SGS Societe Generale de Surveillance Holding
               SA.............................................           31,804
       9,559   Shimizu Corp. .................................           34,270
      31,000 * Singapore Tech Eng.............................           33,995
       7,929 * Smiths Group PLC...............................          101,814
       2,000 * ST Assembly Test Services......................            2,831
         468   TIS, Inc. .....................................           13,536
         746 * William Demant A/S.............................           20,627
                                                                 --------------
                                                                      1,402,090
                                                                 --------------
               CONGLOMERATES - 2.06%
       1,148 * Amano Corp. ...................................            8,509
      10,323 * Brambles Industries PLC........................           49,670
      13,720 * Brambles Industries, Ltd. .....................           70,570
       1,192   DCC PLC........................................           13,493
      46,000 * Hutchison Whampoa..............................          384,815
      19,000 * Itochu Corp....................................           72,250
       9,000   Keppel Corp. Ltd. .............................           20,444
       3,000 * Keppel Land, Ltd. .............................            2,618
       5,241 * LVMH Moet Hennessy Louis Vuitton SA............          277,797
      19,001 * Mitsubishi Corp. ..............................          145,119
         850 * Modern Time Group..............................           15,177
       2,334 * Preussag AG....................................           58,314
         624 * Promotora De Info..............................            6,120
      12,633   Siemens AG.....................................          778,748
      21,406 * Sonae, SGPS SA.................................           14,795
      12,000   Sumitomo Corp. ................................           79,372
           1   Tomkins PLC....................................                4
          59   Valora Holding AG..............................           12,409
       5,146   Wesfarmers, Ltd. ..............................           83,862
       7,000   Wing Tai Holdings..............................            2,918
                                                                 --------------
                                                                      2,097,004
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CONTAINERS - METAL/GLASS - 0.09%
       1,048 * Pechiney SA.....................................   $       56,283
       2,626   Toyo Seikan Kaisha, Ltd. .......................           37,890
                                                                  --------------
                                                                          94,173
                                                                  --------------
               CONTAINERS - PAPER - 0.40%
       9,208 * Amcor, Ltd. ....................................           47,154
       6,613   Bunzl, PLC......................................           50,582
      14,748   Jefferson Smurfit Group PLC.....................           43,803
         460 * M.J. Maillis SA.................................            2,569
         154 * Mayr Melnhof Karto..............................           10,500
          13 * Nippon Unipac Holdings..........................           73,313
       6,128   Rexam PLC.......................................           42,570
       9,422   Southcorp, Ltd. ................................           31,456
       3,000 * Svenska Cellulosa...............................          104,359
                                                                  --------------
                                                                         406,306
                                                                  --------------
               COSMETICS/TOILETRIES - 0.92%
         300   Aderans Co. ....................................           10,248
         839 * Beiersdorf AG...................................           99,011
         117 * Givaudan AG.....................................           45,711
       6,950 * Kanebo, Ltd. ...................................           12,822
       8,000   KAO Corp. ......................................          187,231
       7,232 * L'Oreal SA......................................          517,071
       5,000 * Shiseido Co. ...................................           66,063
                                                                  --------------
                                                                         938,157
                                                                  --------------
               DRUGS - 8.18%
      24,983   AstraZeneca PLC.................................        1,098,321
       1,000 * Banyu Pharmaceuticals...........................           13,559
      10,400 * Bayer AG........................................          338,033
       3,236 * Chugai Pharmaceutical Co. ......................           37,802
       2,261 * CSL, Ltd. ......................................           47,337
       4,000 * Daiichi Pharm Co. ..............................           77,503
       3,806 * Eisai Co. ......................................          103,026
       4,802 * Elan Corp. .....................................           48,634
       2,000 * Fujisawa Pharmaceutical Co., Ltd. ..............           50,272
         700 * Gehe AG.........................................           30,434
      88,028 * GlaxoSmithKline PLC.............................        1,807,522
         500 * H Lundbeck AS...................................           12,254
       1,214 * Kaken Pharmaceutical Co., Ltd. .................            7,296
       5,265   Kyowa Hakko Kogyo Co., Ltd. ....................           30,328
       1,595   Merck KGaA......................................           45,124
       1,000 * Nippon Kayaku Co................................            4,552

--------------------------------------------------------------------------------

 50                                                   May 31, 2002
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - Continued
      41,152   Novartis AG.....................................   $    1,765,156
         170 * Omega Pharma....................................            7,621
         500   Orion-Yhtyma Oyj................................           12,189
       1,939 * Qiagen NV.......................................           29,882
      10,781   Rhone Poulenc SA................................          750,174
       1,483   Roche Holdings AG-Bearer........................          156,901
      10,021 * Roche Holdings AG-Genusschein...................          803,149
       2,700 * Schering AG.....................................          162,606
       4,507   Shionogi & Co. .................................           61,219
       4,000 * Taisho Pharmaceutical Co., Ltd. ................           66,546
      12,000 * Takeda Chemical Industries, Ltd. ...............          540,423
       1,665 * UCB SA..........................................           63,760
       5,000 * Yamanouchi Pharmaceuticals Co., Ltd. ...........          136,153
                                                                  --------------
                                                                       8,307,776
                                                                  --------------
               ELECTRONICS/ELECTRICAL EQUIPMENT - 5.38%
       1,210 * Advantest Corp. ................................           82,860
         369 * Aixtron.........................................            5,566
       2,449   Alps Electric Co. ..............................           31,568
         150   Bang & Olufsen..................................            4,468
         151   Barco NV........................................            6,671
      12,000   Canon, Inc. ....................................          462,115
       2,401 * Dainippon Screen Manufacturing Co., Ltd. .......           12,960
      27,597   Dixons Group PLC................................           86,170
      34,235 * Elec De Portugal................................           72,584
       6,201   Electrocomponents...............................           38,543
         800 * Epcos...........................................           31,181
      11,642 * ERG, Ltd. ......................................            2,339
       2,600 * Fanuc, Ltd. ....................................          134,477
       3,000 * Fuji Electric Co. ..............................            9,716
       5,000   Fujikura........................................           21,269
       1,500 * GN Store Nord...................................            6,504
         481 * Hirose Electric Co., Ltd. ......................           41,386
       1,000 * Hitachi Cable...................................            5,261
      42,849 * Hitachi, Ltd. ..................................          324,496
      39,500   Johnson Electric Holdings.......................           54,187
       1,000 * JSR Corp. ......................................            8,862
         200   Keyence Corp. ..................................           43,504
      11,818   Kidde...........................................           16,290

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONICS/ELECTRICAL EQUIPMENT - Continued
         570 * Kudelski SA.....................................   $       25,648
       2,443   Kyocera Corp. ..................................          197,015
         200   Mabuchi Motor Co. ..............................           21,591
      28,000   Matsushita Electric Industrial Co., Ltd. .......          390,252
       3,000   Matsushita Electric Works.......................           24,604
      28,000 * Mitsubishi Electric Corp. ......................          136,024
         500   Mitsumi Electric................................            8,560
       3,473 * Murata Manufacturing Co. .......................          240,907
      22,441 * NEC Corp. ......................................          167,234
       1,500 * Nera ASA........................................            2,287
       4,537   NGK Insulators, Ltd. ...........................           37,429
       2,107 * Nitto Denko Corp. ..............................           63,656
       6,134 * Novar...........................................           13,815
       1,245   OCE NV..........................................           14,884
       3,000 * Oki Electric Industries.........................            7,251
       3,484   Omron Corp. ....................................           57,119
     178,286 * Pacific Century Cyberworks, Ltd. ...............           43,887
      18,162 * Philips Electronics NV..........................          565,557
       4,000   Ricoh Co. ......................................           78,308
       5,000   Sankyo Co., Ltd. ...............................           74,562
      24,000   Sanyo Electric Co., Ltd. .......................          107,311
       2,398 * Schneider SA....................................          123,185
      14,330   Sharp Corp. ....................................          185,525
      49,919 * Siebe PLC.......................................           77,387
         900   SMC Corp. ......................................          105,136
      12,462 * Sony Corp. .....................................          722,871
       1,000   Stanley Electric................................           10,215
       9,087 * Sumitomo Electric Industries, Ltd. .............           71,817
       2,000   Taiyo Yuden Co. ................................           36,898
         900 * TDK Corp. ......................................           51,118
      43,618 * Toshiba Corp. ..................................          184,487
       1,000   Ushio, Inc. ....................................           12,802
       3,000 * Venture Manufacturing...........................           27,192
       1,494 * Vestas Wind Systems AS..........................           45,064
       3,000   Yokogawa Electric...............................           26,224
                                                                  --------------
                                                                       5,460,799
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ENTERTAINMENT - 0.69%
         950   Creative Technology.............................   $        9,567
      11,248   EMI Group PLC...................................           43,840
      39,482 * Granada PLC.....................................           76,075
       1,561   Konami Co. .....................................           35,276
      22,432   Ladbroke Group PLC..............................           80,541
         668   Namco, Ltd. ....................................           13,024
       1,700 * Nintendo Co., Ltd. .............................          235,021
         120 * Opticom AS......................................            2,789
       1,071   Oriental Land Co., Ltd. ........................           73,255
         929 * Publishing & Broadcasting, Ltd. ................            4,889
       8,020   Rank Group......................................           33,487
         900   Sanrio Co. .....................................            8,918
       1,464   Sky City Entertainment, Ltd. ...................            4,592
       6,800   Toho Co. .......................................           76,752
                                                                  --------------
                                                                         698,026
                                                                  --------------
               FINANCE COMPANIES - 0.35%
         200   Aeon Credit Service.............................           12,568
         350   Aiful Corp. ....................................           26,195
       2,054   Credit Saison Co. ..............................           52,622
       1,400   Promise Co. ....................................           77,599
       2,978 * Richemont Cie Finance...........................           78,294
       1,580 * Takefuji Corp. .................................          107,816
                                                                  --------------
                                                                         355,094
                                                                  --------------
               FINANCIAL SERVICES - 4.98%
       8,686 * 3I Group, PLC...................................           96,164
      15,953 * AMP, Ltd. ......................................          152,556
      11,183 * Amvescap PLC....................................          111,624
       1,945 * Banca Fideuram SPA..............................           13,443
      12,123 * Banca Naz. del Lavoro...........................           24,854
       5,483 * Banca Pop di Milano.............................           22,738
       3,000 * Cheung Kong Infrastr Finance....................            4,962
      16,198 * Credit Suisse Group.............................          597,230
      18,045 * Daiwa Securities Co., Ltd. .....................          132,730
       9,800 * Danske Bank.....................................          179,823
      18,000 * DBS Group Holdings..............................          142,002
       8,000   Deutsche Bank AG................................          577,212
      13,876 * Fortis NL.......................................          315,580
       8,000 * Hong Kong Exchanges & Clearing, Ltd. ...........           14,513
     133,421   HSBC Holdings PLC...............................        1,658,589
      11,985   Intesabci Di Risp...............................           27,033

--------------------------------------------------------------------------------

 May 31, 2002                                                   51
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
                  FINANCIAL SERVICES - Continued
      66,974 *    IntesaBci S.p.A. ...........................   $      198,295
       3,978      Irish Life & Permanent PLC..................           60,079
      73,533 *    Legal & General Group PLC...................          162,657
       1,717 *    Man Group PLC...............................           25,362
         400      Marschollek Lauten..........................           16,281
       1,551 *    Mediolanum SPA..............................           11,531
         959      OM AB.......................................            7,774
       1,100      Orix Corp. .................................           97,128
       3,500 *    Provident Financial PLC.....................           36,241
       4,350 *    Sampo Oyj...................................           34,535
       3,176 *    Schroders PLC...............................           34,117
         600 *    Smedvig, Class A............................            5,099
         400 *    Smedvig, Class B............................            2,899
       5,603 *    Suncorp Metway..............................           39,631
      57,334 *    UniCredito Italiano SPA.....................          255,969
       6,000 *(a) Yamaichi Securities Co., Ltd. ADR...........                0
                                                                 --------------
                                                                      5,058,651
                                                                 --------------
                  FOODS - 4.07%
       8,807      Ajinomoto, Inc. ............................           98,979
      29,194 *    Cadbury Schweppes PLC.......................          213,481
         395 *    Colruyt SA..................................           17,196
      31,646      Compass Group PLC...........................          198,088
       9,000 *    Daiei, Inc. ................................            7,396
         850 *    Danisco AS..................................           30,125
         986 *    Delhaize 'Le Lion' SA.......................           50,881
         933      Etablissements Economiques du Casino
                  Guichard-Perrachon SA.......................           76,816
      16,486 *    Goodman Fielder, Ltd. ......................           15,206
       2,670      Greencore Group PLC.........................            7,930
       1,911      Groupe Danone...............................          263,983
       1,283      House Food Corp. ...........................           12,900
       1,100 *    Kamps AG....................................           12,904
         703      Katokichi Co. ..............................           12,970
       2,098      Kerry Group PLC.............................           30,177
       1,030 *    Kesko Oyj...................................           11,034
       2,531      Kikkoman Corp. .............................           15,701
       4,000      Meiji Dairies Corp. ........................           12,568
       4,975      Meiji Seika Kaisha, Ltd. ...................           19,479
       5,648 *    Nestle SA...................................        1,369,703
       4,213      Nichirei Corp. .............................           14,561
       3,000      Nippon Meat Packers, Inc. ..................           34,804
       2,963      Nisshin Seifun Group, Inc. .................           21,651

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOODS - Continued
       1,455   Nissin Food Products Co., Ltd. .................   $       28,836
       1,026   Numico Kon NV...................................           24,657
       2,974 * Orkla ASA.......................................           58,911
       2,000 * Pan Fish ASA....................................            4,249
       8,551 * Parmalat Finanziaria SPA........................           26,356
       1,000   QP Corp. .......................................            8,258
       4,000 * Snow Brand Milk.................................            4,350
       1,813   Sodexho Alliance SA.............................           62,755
       6,527 * Tate & Lyle PLC.................................           32,503
      99,334 * Tesco PLC.......................................          374,812
       8,152 * Unilever NV.....................................          535,262
      41,527 * Unilever PLC....................................          381,404
       2,108 * Whitbread.......................................           19,577
       2,258 * Yakult Honsha Co. ..............................           25,686
                                                                  --------------
                                                                       4,136,149
                                                                  --------------
               FOOTWEAR - 0.05%
         600 * Adidas AG.......................................           48,895
                                                                  --------------
               FREIGHT - 0.87%
           7 * A/S Dampskibsselskabet - ADR....................           59,824
       2,384 * Associated British Ports........................           15,969
         707   Bergesen dy ASA.................................           14,844
       1,599 * Buhrmann NV.....................................           18,818
          87   Compagnie Maritime Belge SA.....................            4,595
          10   D/S 1912........................................           67,867
       2,400 * Deutsche Post AG................................           34,790
         125   DSV, De Sammensluttede Vognmaend................            3,613
       4,244   Exel PLC........................................           55,551
         900   Frontline, Ltd. ................................           10,573
       3,135   Kamigumi Co. ...................................           13,133
       7,631   Kawasaki Kisen Kaisha, Ltd. ....................           10,636
      20,331   Mitsui & Co. ...................................          134,803
       5,000 * Mitsui Osk Lines, Ltd. .........................           11,521
      14,000 * Neptune Orient Lines............................            8,381
      12,879   Nippon Express Co. .............................           63,604
      16,000   Nippon Yusen Kabushiki Kaish Svendborg - ADR....           58,651
       9,734 * Peninsular and Oriental Steam Navigation Co. ...           38,295
       4,000 * SembCcorp Marine................................            2,115
      17,000 * SembCorp Industries.............................           13,506
       2,000 * SembCorp Logistics..............................            2,350
       5,809   TPG NV..........................................          118,549
       5,923   Yamato Transport Co., Ltd. .....................          116,909
                                                                  --------------
                                                                         878,897
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HARDWARE & TOOLS - 0.11%
         270 * Bekaert SA......................................   $       12,609
         142 * Bohler Uddeholm.................................            6,590
       3,700 * Sandvik AB......................................           85,427
         100   Union Tool Co. .................................            5,140
                                                                  --------------
                                                                         109,766
                                                                  --------------
               HEALTHCARE - 0.20%
         748   Cochlear, Ltd. .................................           16,105
         100 * Coloplast.......................................            7,855
       1,435   Essilor International...........................           57,927
         883 * Fisher & Paykel AP..............................            4,059
       1,140 * Fisher& Paykel Healthcare Corp. ................            4,995
       3,000 * Gambro, Class A.................................           20,472
       1,400 * Gambro, Class B.................................            9,553
         600   Instrumentarium.................................           15,299
      11,385 * Mayne Group, Ltd. ..............................           27,508
         150 * Nobel Biocare...................................            9,851
       8,000 * Parkway Holdings................................            3,626
         271 * Phonak..........................................            4,707
       1,640   Sonic Healthcare, Ltd. .........................            4,918
       2,696   SSL International PLC...........................           15,543
                                                                  --------------
                                                                         202,418
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.01%
       4,000   GES International...............................            1,063
       2,000 * Hino Motors.....................................            5,639
                                                                  --------------
                                                                           6,702
                                                                  --------------
               HOME BUILDERS - 0.24%
       1,918   Berkeley Group..................................           21,515
       1,553   Daito Trust Construction Co., Ltd. .............           27,087
       7,070   Daiwa House Industry Co., Ltd. .................           49,554
         856 * Hellenic Technodomiki SA........................            5,165
       3,571   Nishimatsu Construstion Co., Ltd. ..............           11,019
       9,000 * Sekisui House, Ltd. - ADR.......................           67,214
       2,016 * Sumitomo Forestry Co. ..........................           12,490
       7,867 * Taylor Woodrow PLC..............................           23,011
       5,300 * Wimpey George...................................           22,382
                                                                  --------------
                                                                         239,437
                                                                  --------------
               HOSPITAL SUPPLIES - 0.56%
       1,000 * Fresenius Medical Care AG.......................           51,650
       7,830 * Sanofi-Synthelabo SA............................          474,994
       2,700 * Terumo Corp. ...................................           40,372
                                                                  --------------
                                                                         567,016
                                                                  --------------

--------------------------------------------------------------------------------

 52                                                   May 31, 2002
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 0.08%
       1,921   Noritake Co. ...................................   $        7,676
       4,067 * Reckitt Benckiser PLC...........................           72,090
       9,700   Waterford Wedgewood.............................            5,889
                                                                  --------------
                                                                          85,655
                                                                  --------------
               HUMAN RESOURCES - 0.32%
       1,984 * Adecco SA.......................................          130,243
       3,677 * Bouygues SA.....................................          108,731
       8,959 * Capita Group PLC................................           49,724
         516   Meitec Corp. ...................................           17,252
       1,601   Vedior..........................................           22,849
                                                                  --------------
                                                                         328,799
                                                                  --------------
               INFORMATION PROCESSING - HARDWARE - 0.10%
       3,292 * Casio Computer Co. .............................           17,849
         602 * Logitech International..........................           29,103
         680   Nidec Corp. ....................................           50,017
                                                                  --------------
                                                                          96,969
                                                                  --------------
               INFORMATION PROCESSING - SERVICES - 0.31%
       1,495 * BTG.............................................            8,505
       8,757 * CMG.............................................           16,809
       6,662 * Computershare, Ltd. ............................            7,426
       1,000   CSK Corp. ......................................           36,012
       4,000 * Digiland International..........................              448
         400 * EDB Business Partners...........................            1,730
       4,469 * Getronics NV....................................           10,101
       6,376   Logica PLC......................................           20,678
           2   Net One Systems Co. ............................           12,890
         100   Nippon System Development.......................            4,149
          10   NTT Data Corp. .................................           47,533
       2,899 * Pace Micro Technology...........................            3,773
      39,883 * Seat Pagine Gialle..............................           32,334
       3,600 * Softbank Corp. .................................           56,556
       5,985 * Spirent PLC.....................................           10,679
       1,190   TietoEnator Oyj.................................           28,898
         278   Trans Cosmos, Inc. .............................            7,413
       4,471   Wm-data AB......................................           10,002
                                                                  --------------
                                                                         315,936
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - SOFTWARE - 0.59%
         436 * Business Objects................................   $       12,795
       1,141 * Dassault Systemes...............................           45,846
         428   Fuji Soft ABC, Inc. ............................           17,172
         100 * Hitachi Software................................            3,948
         373 * Iona Technologies...............................            3,762
       8,229   Misys PLC.......................................           26,838
         333 * Navision AS.....................................           12,409
         200 * Oracle Corp. ...................................           10,328
      17,242 * Sage Group PLC..................................           44,255
       3,800 * SAP AG..........................................          396,658
         100 * Software AG Darmst..............................            1,504
         400 * Topdanmark AS...................................           12,442
         500 * Trend Micro, Inc. ..............................           14,824
                                                                  --------------
                                                                         602,781
                                                                  --------------
               INSURANCE - CASUALTY - 0.24%
      11,822   Chubb & Son, Ltd. ..............................           31,035
      18,996 * Mitsui Sumitomo Insurance Co., Ltd. ............          106,668
       7,927   QBE Insurance Group, Ltd. ......................           33,103
      10,264 * Royal & Sun Alliance............................           43,983
       5,000   Yasuda F&M Insurance............................           33,031
                                                                  --------------
                                                                         247,820
                                                                  --------------
               INSURANCE - LIFE - 0.32%
       4,828 * Alleanza Assicurazioni..........................           46,401
      28,421 * Prudential PLC..................................          277,035
                                                                  --------------
                                                                         323,436
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 0.94%
       1,943 * Corp Mapfre SA..................................           13,901
       1,920   Munchener Ruckversicherungs-Gesellschaft AG.....          441,559
         400 * Pohjola Yhtyma Oyj..............................            6,844
      13,870 * Skandia Forsakrings AB..........................           64,901
       4,190 * Swiss Reinsurance...............................          426,611
                                                                  --------------
                                                                         953,816
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - MULTILINE - 2.64%
      16,229 * Aegon NV........................................   $      348,631
       2,888 * Allianz AG......................................          649,532
      16,370 * Assicurazioni Generali SPA......................          382,239
      22,262 * AXA.............................................          434,568
      32,161 * CGNU PLC........................................          300,557
       9,978   Insurance Aust Group............................           18,632
          18 * Millea Holdings, Inc. ..........................          155,166
       7,697 * Riunione Adriatica di Sicurta SPA...............           95,614
       3,568 * Storebrand ASA..................................           23,187
       1,197   Zurich Financial Services Group.................          277,316
                                                                  --------------
                                                                       2,685,442
                                                                  --------------
               LEISURE TIME - 0.24%
       6,678   Airtours PLC....................................           14,845
       1,683 * Amadeus Global Travel SA........................           11,161
       5,148 * Aristocrat Leisure..............................           17,332
       6,419 * Brisa-Auto Estradas de Portugal, SA.............           34,893
         300 * Capcom Co.......................................            8,193
         235 * Club Mediterranee SA............................            8,242
          43 * Kuoni Reisen Holding AG.........................           11,538
       9,880 * P & O Princess Cruises PLC......................           64,589
      16,929   Stagecoach Group PLC............................           17,393
       3,568 * Tab Corp. ......................................            6,259
       3,727 * Tab Corp. Holdings, Ltd. .......................           25,602
       1,000   Yamaha Motor Co. ...............................            8,008
         676   Zodiac SA.......................................           17,098
                                                                  --------------
                                                                         245,153
                                                                  --------------
               LODGING - 0.29%
       2,829 * Accor SA........................................          115,204
       5,000 * Hotel Properties................................            3,021
         767 * NH Hoteles SA...................................            9,757
      24,000 * Shangri La Asia, Ltd. ..........................           18,616
      12,354 * Six Continents PLC..............................          137,857
       1,845   Sol Melia SA....................................           13,837
                                                                  --------------
                                                                         298,292
                                                                  --------------
               MACHINE TOOLS - 0.02%
       2,000 * Makita Corp. ...................................           13,116
       1,149   Mori Seiki Co. .................................           10,923
                                                                  --------------
                                                                          24,039
                                                                  --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                   53
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               MACHINERY - 1.24%
      17,116 * ABB, Ltd. .....................................   $      153,815
       3,863   Amada Co., Ltd. ...............................           20,727
       1,828 * Atlas Copco AB, Series A.......................           43,706
         995   Atlas Copco AB, Series B.......................           22,718
       6,530 * BBA Group, PLC.................................           28,889
         800   Buderus AG.....................................           20,174
         176 * BWT AG.........................................            4,248
       1,379   Daifuku Co. ...................................            6,388
       3,010   Daikin Industries, Ltd. .......................           56,744
       4,000   Ebara Corp. ...................................           24,975
          50   Fischer Georg AG...............................           10,867
       8,280   FKI, PLC.......................................           21,313
         600 * FLS Industries.................................            7,767
         628 * Fuji Machine Manufacturing Co., Ltd. ..........           11,890
       2,212 * Grupo Dragados SA..............................           39,254
       5,015 * IMI PLC........................................           23,580
      17,596 * Ishikawajima Harima Heavy Industries Co.,
               Ltd. ..........................................           31,046
      12,000   Kajima Corp. ..................................           36,931
      13,000 * Komatsu, Ltd. .................................           46,606
         905   Komori Corp. ..................................           10,980
         720   Kone Corp. ....................................           21,526
         100 * Konecranes International.......................            3,269
       2,000   Koyo Seiko Co. ................................           10,634
      17,000   Kubota Corp. ..................................           55,057
       1,344   Kyowa Exeo Corp. ..............................            6,724
       3,026 * Leighton Holdings..............................           18,236
       1,300 * Man AG.........................................           29,930
       1,750   Metso Corp. ...................................           24,517
       5,125   Minebea Co., Ltd. .............................           33,527
      46,000 * Mitsubishi Heavy Industries....................          161,208
         100   NEG Micon USA, Inc. ...........................            3,274
       7,077   NSK, Ltd. .....................................           33,126
       6,277   NTN Corp. .....................................           24,628
       1,500 * Rautaruukki Oy.................................            6,823
         270 * Rhi AG.........................................            1,790
       4,569 * Rolls Royce....................................           12,429
           8   Schindler Holdings AG..........................           16,408
       1,540   Shimano, Inc. .................................           21,402
       4,000   Showa Shell Sekiyu.............................           26,296
         600   SKF AB, Class A................................           15,054
         923   SKF AB, Class B................................           23,015
          47 * Sulzer AG......................................           10,634

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY - Continued
       8,000 * Sumitomo Heavy Industries.......................   $        9,281
       1,066   Takuma Co. .....................................            7,867
         700   THK Co. ........................................           15,537
       2,500 * Tomra Systems ASA...............................           17,184
       1,100 * Toyota Industries...............................           18,610
         600 * Wartsila........................................            9,695
                                                                  --------------
                                                                       1,260,299
                                                                  --------------
               MEDICAL TECHNOLOGY - 0.33%
       9,151   Amersham PLC....................................           83,311
       3,921 * Celltech Group PLC..............................           39,482
       2,000 * Datacraft Asia..................................            2,940
          50 * Serono SA.......................................           40,535
       1,000 * Skylark Co......................................           22,961
      13,190 * Smith & Nephew PLC..............................           75,040
       6,128 * Snia SPA........................................           11,962
         121 * Sulzer Medica AG................................           18,586
          31   Synthes-Stratec, Co. ...........................           19,363
          93 * Tecan Group AG..................................            4,537
       2,421   Zeltia SA.......................................           21,142
                                                                  --------------
                                                                         339,859
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.54%
      15,100   Coles Myer, Ltd. ...............................           56,734
       3,477   Daimaru, Inc. ..................................           16,947
       5,638 * David Jones, Ltd. ..............................            3,637
       2,120   Hankyu Department Stores, Inc. .................           16,567
       5,268 * Harvey Norman Holding NPV.......................            9,092
       2,694   Isetan Co. .....................................           30,820
       1,200 * Karstadt AG.....................................           34,117
       4,996   Marui Co., Ltd. ................................           68,706
       6,000   Mitsukoshi, Ltd. ...............................           18,562
       8,000 * Mycal Corp. ....................................               64
       1,397 * Pinault-Printemps-Redoute SA....................          172,625
       2,984   Rinascente......................................           10,647
       2,295   UNY Co., Ltd. ..................................           27,457
       3,199   Westfield Holdings..............................           28,836
      28,721   Westfield Trust.................................           54,931
                                                                  --------------
                                                                         549,742
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - DRUG - 0.17%
         500 * Altana AG.......................................   $       26,820
       4,300   Novo Nordisk A/S................................          137,268
         300   Suzuken Co., Ltd. ..............................            7,130
                                                                  --------------
                                                                         171,218
                                                                  --------------
               MERCHANDISING - FOOD - 1.12%
       8,622 * Carrefour SA....................................          434,456
         456   FamilyMart Co., Ltd. ...........................           11,719
      23,436   J. Sainsbury PLC................................          129,217
       1,025 * Jeronimo Martins................................            7,037
       4,015 * Jusco Co., Ltd. ................................          116,447
      11,146 * Koninklijke Ahold NV. ..........................          238,918
         300 * Lawson, Inc. ...................................            9,426
       7,514   Safeway PLC.....................................           33,490
       3,614   Seiyu, Ltd. ....................................           16,159
       3,687   Warehouse Group, Ltd. ..........................           12,712
      14,814 * Woolworths, Ltd. ...............................          108,973
       2,513   Yamazaki Baking Co. ............................           15,933
                                                                  --------------
                                                                       1,134,487
                                                                  --------------
               MERCHANDISING - MASS - 0.62%
       3,000 * 7-Eleven, Inc. .................................          130,514
       5,367   Ito-Yokado Co., Ltd. ...........................          285,375
      18,406 * Kingfisher PLC..................................           98,052
       3,300 * Metro AG........................................          106,952
         300 * Ostasiatiske Kompa..............................            6,900
                                                                  --------------
                                                                         627,793
                                                                  --------------
               MERCHANDISING - SPECIALTY - 0.78%
         900 * Aoyama Trading Co. .............................           10,260
         200   Avex, Inc. .....................................            4,818
      12,831 * Boots Co. ......................................          128,449
         560   Castorama Dubois................................           35,253
       3,947   Citizen Watch Co. ..............................           26,361
         400 * Douglas Holdings AG.............................            9,437
         340   Duty Free Shops.................................            2,274
         500   Fast Retailing Co., Ltd. .......................           13,494
         210   Folli Follie....................................            3,660
      14,353 * Great Universal Stores PLC......................          136,023
       1,600   Hoya Corp.......................................          118,719
       1,562   Kokuyo Co. .....................................           17,366
       1,208 * Koninklijke Vendex..............................           16,495
       1,841 * Sega Enterprises, Ltd. .........................           45,979

--------------------------------------------------------------------------------

 54                                                   May 31, 2002
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - SPECIALTY - Continued
         400   Shimamura Co. ..................................   $       29,325
      12,093   Signet Group....................................           21,444
         670   Societe BIC SA..................................           26,064
       1,810 * Swatch Group AG.................................           35,070
         488 * Swatch Group AG, Class B........................           45,332
       4,000 * Takashimaya Co. ................................           26,747
         200   Yamada Denki Co. ...............................           18,175
       2,651   Yamaha Corp. ...................................           26,056
                                                                  --------------
                                                                         796,801
                                                                  --------------
               METALS - 1.65%
         751   Acerinox SA.....................................           30,014
         120   Alum Co. .......................................            3,457
       5,012 * Arcelor.........................................           71,201
      16,540   BHP Billiton....................................           94,340
      52,800 * BHP, Ltd. ......................................          322,670
      44,520 * Corus Group PLC.................................           57,297
       1,000 * Dowa Mining Co..................................            5,422
       9,443 * Hennes & Mauritz AB, Class B....................          175,387
         200   Hoganas AG......................................            4,207
       2,947 * Iluka Resources.................................            8,655
      38,701 * Kawasaki Steel Corp. ...........................           49,263
      28,493 * Mim Holdings, Ltd. .............................           19,509
      14,000 * Mitsubishi Materials............................           31,017
       7,977 * Mitsui Mining & Smelting Co., Ltd. .............           27,120
       2,000 * Natsteel, Ltd. .................................            1,813
       3,989 * Newcrest Mining.................................           18,283
      87,389 * Nippon Steel Co. ...............................          142,216
      22,000 * NKK Corp. ......................................           21,269
       7,259 * OneSteel, Ltd. .................................            5,258
       1,600   Outokumpu Oyj...................................           17,589
      15,184 * Rio Tinto PLC...................................          289,130
       4,435   Rio Tinto, Ltd. ................................           88,160
         400 * SAPA AB.........................................            6,896
       1,962 * Sons Of Gwalia, Ltd. ...........................            7,716
       1,200   SSAB Svenskt Stal AB............................           14,345
      47,000   Sumitomo Metal Industries, Ltd. ................           20,068
       7,341 * Sumitomo Metal Mining Co., Ltd. ................           34,598
         290   Umicore.........................................           12,132
       1,220   Viohalco........................................            8,569
         142 * Voest Alpine AG.................................            4,467
      15,757   WMC, Ltd. ......................................           86,219
                                                                  --------------
                                                                       1,678,287
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MISCELLANEOUS - 0.25%
         820 * Attica Enterprises..............................   $        2,834
       2,918 * Autopistas Cesa.................................           30,743
      14,344 * Autostrade SPA..................................          116,556
       1,381 * Groupe Bruxelles Lambert SA.....................           73,006
         300 * SGL Carbon......................................            6,657
       1,000   Tokyo Style Co. ................................            8,951
       6,904 * Transurban Group................................           17,267
                                                                  --------------
                                                                         256,014
                                                                  --------------
               MULTIMEDIA - 0.24%
      25,372 * News Corp. .....................................          180,895
         451   PT Multimedia SGPS..............................            3,960
       2,659 * Terra Networks SA...............................           15,820
         756 * Thomson Multimedia..............................           21,225
       2,301 * Tiscali SPA.....................................           17,537
                                                                  --------------
                                                                         239,437
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.32%
       5,130   Austrailian Gas Light Co., Inc. ................           28,593
      50,323   BG Group PLC....................................          218,400
       4,151 * Gas Natural SDG, SA.............................           77,540
                                                                  --------------
                                                                         324,533
                                                                  --------------
               OIL AND GAS - 8.50%
     320,151   BP PLC..........................................        2,739,091
      48,509 * ENI SPA.........................................          738,511
       3,000   Fortum Oyj......................................           16,812
       1,304   Hellenic Petroleum SA...........................            7,454
         426 * IHC Caland NV...................................           24,907
      14,000 * Japan Energy Corp. .............................           24,137
      21,000   Nippon Mitsub Oil...............................          113,184
       3,044   Norsk Hydro ASA.................................          153,311
         289 * OMV AG..........................................           25,913
      31,188   Osaka Gas Co....................................           76,384
       1,476 * Petroleum Geo Services ASA......................            5,774
      15,673 * Repsol YPF, SA..................................          184,153
      29,973 * Royal Dutch Petroleum Co. ......................        1,676,887
       8,834 * Santos, Ltd. ...................................           30,992
       6,127 * Scot & Southern Energy..........................           62,367
      69,550 * Shell Transport & Trading Co. PLC...............          539,099
       6,200 * Statoil ASA.....................................           53,464
       3,711   Teikoku Oil Co. ................................           17,281
      38,077   Tokyo Gas Co. ..................................          104,300

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               OIL AND GAS - Continued
       2,000 * Tonen Gen Sekiyu...............................   $       17,192
       9,554 * TotalFinaElf, SA...............................        1,489,321
       9,800 * VEBA AG........................................          510,565
       3,328 * Woodside Petroleum.............................           26,439
                                                                 --------------
                                                                      8,637,538
                                                                 --------------
               PAPER/FOREST PRODUCTS - 0.35%
      18,614 * Carter Holt Harvey, Ltd. ......................           17,916
      12,565 * Fletcher Challenge Forest, Ltd. ...............            1,564
         300 * Holmen AB......................................            7,927
       7,000 * Kvaerner ASA...................................            7,874
       4,000 * Mitsubishi Paper...............................            6,671
      12,528   New Oji Paper Co., Ltd. .......................           64,797
       1,500 * Norske Skogsindust.............................           28,494
       4,587 * Paperlinx......................................           13,653
           6 * Portucel-Empresa Produtora de Pasta e Papel,
               SA.............................................                8
       4,600 * Stora Enso Oyj.................................           67,024
       3,522 * UPM-Kymmene Oyj................................          137,503
                                                                 --------------
                                                                        353,431
                                                                 --------------
               PHOTOGRAPHY - 0.37%
       1,497 * Agfa-Gevaert NV................................           24,315
       6,973 * Fuji Photo Film Co., Ltd. .....................          219,091
       4,336   Konica Corp. ..................................           29,902
       4,485 * Nikon Corp. ...................................           52,429
       3,206 * Olympus Optical Co. ...........................           47,525
                                                                 --------------
                                                                        373,262
                                                                 --------------
               PUBLISHING - NEWS - 0.30%
         350   Amer Group.....................................           11,899
       2,173   Daily Mail & General Trust.....................           24,630
       3,685 * Gruppo Editoriale L'Espresso SPA...............           14,834
         919 * Independent News...............................            1,769
       6,915   Independent Newspapers PLC.....................           14,015
       3,666 * John Fairfax Holdings, Ltd. ...................            7,406
       1,880   Lagardere SCA..................................           84,864
         380   Lambrakis Publishing...........................            1,022
       2,774   Mondadori Editore SPA..........................           18,447
         750   Oyj Hartwall ABP...............................           22,066
         800 * Schibsted ASA..................................            9,848
      22,000 * SCMP Group.....................................           13,257
       5,000 * Singapore Press Holdings.......................           58,468
       2,390   United Business Media PLC......................           19,032
                                                                 --------------
                                                                        301,557
                                                                 --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                   55
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PUBLISHING/PRINTING - 0.78%
      10,000   Dai Nippon Printing Co., Ltd. ..................   $      138,651
       9,980 * Elsevier NV.....................................          135,625
      11,418   Pearson, PLC....................................          141,356
      20,419 * Reuters Group...................................          139,310
       9,477   Toppan Printing Co. ............................          105,669
       1,525 * VNU, NV.........................................           47,288
       4,033 * Wolters Kluwer NV...............................           83,548
                                                                  --------------
                                                                         791,447
                                                                  --------------
               RAILROAD - 0.62%
          22 * Central Japan Railway Co. ......................          135,235
          48   East Japan Railway Co. .........................          224,677
       6,582 * Keihin Electric Express Railway Co., Ltd. ......           29,112
       4,000   Keio Electric Railway Co., Ltd. ................           19,529
      23,072 * Kinki Nippon Railway Co., Ltd. .................           76,395
       9,500   MTR Corp. ......................................           14,494
      10,000 * Railtrack Group PLC.............................              146
       4,000 * SMRT Corp. .....................................            1,522
      11,624   Tobu Railway Co. ...............................           33,432
      14,426 * Tokyu Corp. ....................................           60,435
           7   West Japan Railway..............................           31,468
                                                                  --------------
                                                                         626,445
                                                                  --------------
               REAL ESTATE - 1.52%
       4,000 * Allgreen Properties.............................            2,574
       7,393 * British Land Co. ...............................           65,955
       6,690   BT Office Trust.................................            5,830
       8,792 * Canary Wharf Group..............................           61,752
      22,000 * CapitaLand......................................           18,833
      11,562 * Cheung Kong Holdings............................          107,099
       9,000   City Developments...............................           29,710
       3,119   Colonial First State Property Trust Group.......            3,900
       8,200   Deutsche Office Trust...........................            6,078
       1,500 * Drott AB........................................           17,008
      16,503   Gandel Retail Trust.............................           11,579
       2,896 * Great Portland Estates PLC......................           12,092
         735   Green Property Co. .............................            6,316
       4,037 * Hammerson PLC...................................           37,137
       8,000 * Hang Lung Properties............................            9,180
       2,000 * Haw Par Corp., Ltd. ............................            4,745
      15,000   Henderson Land Development......................           64,232

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               REAL ESTATE - Continued
      12,000   Hysan Development...............................   $       12,308
       7,479   Land Securities.................................          107,083
       6,133   Lend Lease Corp. ...............................           35,849
         757 * Metrovacesa.....................................           16,078
       8,789 * Mirvac Group....................................           20,788
      15,750   Mitsubishi Estate Co., Ltd. ....................          139,577
      11,000 * Mitsui Fudosan..................................          102,356
      26,000 * New World Development Co. ......................           21,500
       2,311 * Pioneer Corp. ..................................           43,474
       1,000   Singapore Land..................................            2,037
      38,000 * Sino Land Co. ..................................           14,007
       5,912   Slough Estates PLC..............................           36,055
      11,631   Stockland Trust Group...........................           30,209
       3,000   Sumitomo Realty & Development...................           19,915
      27,395 * Sun Hung Kai Properties, Ltd. ..................          215,125
      18,816   Swire Pacific...................................          103,249
         100 * TK Development..................................            1,659
         632 * Unibail SA......................................           40,140
       7,000 * United OverSeas Land............................            6,932
       1,876   Vallehermoso SA.................................           17,364
       3,089 * WCM Beteiligungs-und Grundbesitz AG.............           28,043
      26,000 * Wharf Holdings, Ltd. ...........................           61,334
                                                                  --------------
                                                                       1,539,102
                                                                  --------------
               REAL ESTATE INVESTMENT TRUSTS - 0.05%
       6,278   AMP Division Property Trust.....................            9,343
      26,428   General Property Trust..........................           41,423
                                                                  --------------
                                                                          50,766
                                                                  --------------
               RESTAURANTS - 0.04%
         100 * Ariake Co. .....................................            4,069
       2,721 * Autogrill SPA...................................           30,802
       2,869 * TelePizza SA....................................            3,510
                                                                  --------------
                                                                          38,381
                                                                  --------------
               SECURITIES RELATED - 0.53%
         723   Australian Stock Exchange.......................            5,678
         200 * Deutsche Boerse AG..............................            9,172
       1,000   Group 4 Falck...................................           35,190
       9,000 * Nikko Securities Co., Ltd. .....................           54,091
      27,000 * Nomura Securities Co., Ltd. ....................          435,045
       5,000 * Singapore Exchange..............................            3,609
                                                                  --------------
                                                                         542,785
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - 0.92%
      14,473 * Arm Holdings PLC................................   $       39,582
       4,000 * ASM Pacific.....................................            9,487
       6,326 * ASML Holding NV.................................          120,888
      12,000 * Chartered Semi Conductors.......................           26,990
         100   Fujitsu.........................................            2,449
      25,448   Fujitsu, Ltd. ..................................          186,567
       8,000 * Furukawa Electric...............................           37,382
       2,500 * Infineon Technologies AG........................           43,595
      10,254   STMicroelectronics NV...........................          282,433
       1,000   Sumitomo Bakelite...............................            7,251
       2,400 * Tokyo Electron, Ltd. ...........................          162,030
         131 * Unaxis Holding AG...............................           16,093
                                                                  --------------
                                                                         934,747
                                                                  --------------
               TELECOMMUNICATIONS - 7.60%
      16,467 * Alcatel SA......................................          195,328
         458 * Altran Technologies SA..........................           22,544
       1,000 * Anritsu Corp. ..................................            7,968
         257 * Ascom Holding AG................................            2,301
     123,661 * BT Group PLC....................................          506,844
      19,762 * Cable & Wireless PLC............................           60,694
       9,581   Carlton Communications PLC......................           35,381
         375 * Comptel.........................................              700
      35,881 * Deutsche Telekom AG.............................          397,127
          90 * e.Biscom........................................            3,320
       9,875 * France Telecom SA...............................          191,567
       3,595 * Hellenic Telecommunications Organization SA.....           58,022
         982 * Intracom SA.....................................            9,043
      22,528 * Koninklijke (Royal) KPN NV......................           98,893
      39,775 * Marconi, PLC....................................            4,084
         700 * Matsushita......................................           28,028
       3,000 * Merkantildata ASA...............................            2,175
         115   Nippon Telegraph and Telephone Corp. ...........          525,317
      67,572   Nokia Oyj.......................................          965,617
         145 * NTT DoCoMo, Inc. ...............................          392,508
       2,323 * Panafon Hellenic Telecom SA.....................           11,456
      16,101 * Portugal TCOM SGPS..............................          117,299
      89,000 * Singapore Telecomm..............................           78,179
      11,931 * Sonera Oyj......................................           44,463
         734 * Swisscom AG.....................................          210,049
       1,600 * Tanderg ASA.....................................           19,396

--------------------------------------------------------------------------------

 56                                                   May 31, 2002
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
       2,470 * TDC A/S.........................................   $       64,569
       1,675 * Tele2 AB........................................           30,938
      23,794   Telecom Corp. ..................................           58,678
     115,000 * Telefonaktiebolaget LM Ericsson, Class B........          257,255
      91,634 * Telecom Italia Mobile SPA.......................          387,705
      21,964   Telecom Italia SPA..............................          117,137
      45,031 * Telecom Italia SPA - RCN........................          361,707
      64,570 * Telefonica SA...................................          683,294
         102 * Telefonica SA ADR...............................            3,203
       2,494 * Telekom Austria.................................           21,547
       7,800 * Telenor.........................................           29,732
      12,280 * Telewest Communication..........................              898
      17,000 * Telia...........................................           43,088
      73,408 * Telstra Corp. ..................................          196,474
      14,144 * Thus Group......................................            3,103
         897 * Tower, Ltd. ....................................            2,062
       1,314 * TPI Telef Pub Info..............................            6,136
     971,629 * Vodafone Group PLC..............................        1,467,189
                                                                  --------------
                                                                       7,723,018
                                                                  --------------
               TEXTILE - PRODUCTS - 0.27%
       3,112 * Inditex.........................................           64,498
       5,461   Kuraray Co. ....................................           37,397
      19,000 * Marubeni Corp. .................................           20,358
       8,042   Mitsubishi Rayon Co., Ltd. .....................           26,175
       2,532   Nisshinbo Industries, Inc. .....................           11,872
      12,277 * Teijin, Ltd. ...................................           45,696
      18,992 * Toray Industries, Inc. .........................           55,388
       8,876   Toyobo Co.                                                 14,159
                                                                  --------------
                                                                         275,543
                                                                  --------------
               TOBACCO - 0.66%
       4,357 * Altadis SA......................................           93,678
      27,977   British American Tobacco PLC....................          335,105
       3,715   Imperial Tobacco................................           63,025
          20 * Japan Tobacco, Inc. ............................          135,347
         250 * Papastratos.....................................            3,741
       5,299 * Swedish Match AB................................           42,141
                                                                  --------------
                                                                         673,037
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               TRUCKING & LEASING - 0.01%
       1,893   Seino Transportation Co., Ltd. ................   $       11,148
                                                                 --------------
               UTILITIES - ELECTRIC - 2.47%
         777   ACS Actividades Co.............................           25,770
       1,722 * Aggreko........................................            7,448
       1,536 * Alstom.........................................           19,353
       4,200   Chubu Electric Power...........................           71,903
      31,500 * CLP Holdings...................................          128,022
       6,577 * Contact Energy.................................           12,566
         623 * Electrabel.....................................          137,324
      14,346 * Endesa SA......................................          222,426
      43,235 * Enel SPA.......................................          257,634
         583   Energy Development.............................            1,221
      10,500   Hong Kong Electric Holdings, Ltd. .............           40,655
      12,215 * Iberdrola SA...................................          169,991
      15,936 * International Power PLC........................           43,874
      11,900   Kansai Electric Power Co., Inc. ...............          170,651
       2,700 * Kyushu Electric Power..........................           38,850
      25,206   National Grid Group............................          184,319
         286   Oesterreichisch Elektrizitatswirtschafts AG,
               Class A........................................           23,320
       4,398   Origin Energy..................................            8,586
       6,400 * RWE AG Class A.................................          244,185
      26,319 * Scottish Power PLC.............................          154,543
       6,816   Tohoku Electric Power Co., Inc. ...............           88,738
      18,300 * Tokyo Electric Power Co., Inc. ................          383,323
       4,128 * Union Electric Fenosa SA.......................           74,142
                                                                 --------------
                                                                      2,508,844
                                                                 --------------
               UTILITIES -
               GAS, DISTRIBUTION - 0.44%
      60,207 * Centrica PLC...................................          183,150
      70,400   Hong Kong & China Gas Co., Ltd. ...............           93,868
       3,727   Italgas SPA....................................           37,560
      50,322 * Lattice Group PLC..............................          133,577
                                                                 --------------
                                                                        448,155
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               WATER SERVICES - 0.99%
       1,410   Aguas De Barcelona..............................   $       18,029
         460 * Athens Water Supply & Sewage....................            2,329
       4,032 * AWG PLC.........................................           32,432
     603,900 * AWG PLC - Redeemable Shares.....................              733
       2,805 * Kelda Group.....................................           17,148
       1,610   Kurita Water Industries, Ltd. ..................           20,948
       2,449 * Severn Trent....................................           27,883
       7,500 * Suez Lyonnaise des Eaux SA......................               70
      13,112 * Suez SA.........................................          372,542
       7,892   United Utilities PLC............................           76,870
      13,932 * Vivendi Universal SA............................          437,219
                                                                  --------------
                                                                       1,006,203
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $103,786,835).............................       96,113,627
                                                                  --------------
               PREFERRED STOCK - 0.34%
               AUTO - CARS - 0.09%
       1,474   Fiat SPA........................................           12,267
          56   Porsche AG......................................           27,873
       1,500   Volkswagen AG...................................           53,448
                                                                  --------------
                                                                          93,588
                                                                  --------------
               BUILDING MATERIALS - 0.00%
      23,753   Fletcher Challenge..............................            2,730
                                                                  --------------
               COSMETICS/TOILETRIES - 0.01%
         200   Wella AG........................................           12,478
                                                                  --------------
               ENTERTAINMENT - 0.02%
       1,665   ProSiebenSat.1 Media AG.........................           13,685
                                                                  --------------
               HOSPITAL SUPPLIES - 0.01%
         200   Fresenius Medical Care..........................            7,584
                                                                  --------------
               MACHINERY - 0.01%
         600   Man AG..........................................           12,138
                                                                  --------------
               MULTIMEDIA - 0.17%
      27,419   News Corp. .....................................          166,011
                                                                  --------------
               TEXTILE - PRODUCTS - 0.01%
         700   Boss Hugo AG....................................           12,749
                                                                  --------------
               UTILITIES - ELECTRIC - 0.02%
         600   RWE AG Neu......................................           19,328
                                                                  --------------
               TOTAL PREFERRED STOCK
               (Cost $378,157).................................          340,291
                                                                  --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                   57
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
             CORPORATE BONDS - 0.05%
             AEROSPACE/DEFENSE - 0.02%
             BAE Systems PLC,
 $    12,749 7.45% due 11/29/03...............................   $       19,020
                                                                 --------------
             CONGLOMERATES - 0.01%
             Preussag AG,
       8,000  2.13% due 6/17/04...............................            7,065
                                                                 --------------
             NATURAL GAS - DIVERSIFIED - 0.02%
             BG Transco Holdings PLC:
       5,000  7.00% due 12/16/24..............................            7,634
       5,000  4.98% due 6/14/02...............................            7,299
       5,000  4.19% due 6/14/02...............................            8,555
                                                                 --------------
                                                                         23,488
                                                                 --------------
             TOTAL CORPORATE BONDS
             (Cost $42,821)...................................           49,573
                                                                 --------------
             SHORT-TERM INVESTMENTS - 3.97%
             REPURCHASE AGREEMENT - 3.36%
   3,409,000 State Street Bank, 1.70% dated 5/31/02 to be
             repurchased at $3,409,483 on 6/03/02,
             collateralized by Federal Home Loan Mortgage
             Corp. notes, 3.50%, 9/15/03 with a market value
             of $3,514,537....................................        3,409,000
                                                                 --------------
             U.S. TREASURY BILLS - 0.61%
             United States Treasury Bills:
      95,000  1.72% due 6/27/02...............................           94,883
     525,000  1.67% due 6/20/02...............................          524,537
                                                                 --------------
                                                                        619,420
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $4,028,420)................................        4,028,420
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $108,236,233) - 98.99%.....................      100,531,911
             Other assets and liabilities,
             net - 1.01%......................................        1,030,530
                                                                 --------------
             NET ASSETS - 100%................................   $  101,562,441
                                                                 --------------
             * Non-income producing
             ADR - American Depository Receipts
             (a) The security or a portion thereof is out on loan (see Note
                 6)

                                                                  UNREALIZED
                                                                APPRECIATION/
CONTRACTS                                                        DEPRECIATION

-------------------------------------------------------------------------------
    FUTURES CONTRACTS PURCHASED(1)
    (Delivery month/Value at 5/31/02)
 1(2)  Hang Seng Index
       (June 2002/$1,455)...................................... $       (1,064)
 5(3)  MSCI Singapore Stock Index
       (June 2002/$117)........................................         (1,901)
 1(4)  IBEX 35 Index
       (June 2002/$7,443)......................................         (1,875)
 12(5)  CAC40 10 Euro Index
        (June 2002/$3,968).....................................        (21,745)
 17(6)  SPI 200 Index
        (June 2002/$1,906).....................................         (4,835)
 8(7)  NIKKEI 225 Index
       (June 2002/$11,795).....................................          8,900
 71(8) DJ Euro STOXX 50 Index
        (June 2002/$3,196).....................................       (167,168)
 2(9)  MIB30 Index
       (June 2002/$28,120).....................................        (14,074)
 6(10) FTSE 100 Index
        (June 2002/$3,480).....................................        (16,146)
                                                                --------------
                                                                $     (219,908)
                                                                --------------

 (1) U.S. Treasury Bills with a market value of $619,420 were maintained in a segregated account with a portion placed as collateral for futures contracts.
 (2)  Per 50.
 (3)  Per 200.
 (4)  Per 10.
 (5)  Per 10.
 (6)  Per 25.
 (7)  Per 5.
 (8)  Per 10.
 (9)  Per 5.
(10)  Per 10.

--------------------------------------------------------------------------------

 58                       INTERNATIONAL GROWTH I FUND           May 31, 2002


--------------------------------------------------
        Average Annual Total Return
--------------------------------------------------
   1 Year                      Since Inception*
--------------------------------------------------
    -12.56%                        -19.21%

* December 11, 2000

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                        American Century
                         International              MSCI EAFE
                          Growth Fund                 Index
                      --------------------         ----------
12/8/2000                  $10,000.00              $10,000.00
12/29/2000                   9,920.00               10,083.23
3/2001                       8,290.00                8,701.07
6/2001                       8,085.94                8,610.15
9/2001                       7,082.19                7,404.74
12/2001                      7,337.52                7,921.12
3/2002                       7,287.19                7,961.40
5/2002                       7,297.26                8,115.70

   The Morgan Stanley Capital International, Europe, Australasia and Far East Index (MSCI EAFE) Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. Royal Bank of Scotland......  2.53%
   2. BNP Paribas SA..............  2.47%
   3. Marks & Spencer.............  2.17%
   4. UniCredito Italiano SPA.....  1.79%
   5. Diageo PLC..................  1.79%
   6. Novartis AG.................  1.66%
   7. ENI SPA.....................  1.63%
   8. Societe Generale, Class A...  1.54%
   9. Autostrade SPA..............  1.52%
  10. Reed International PLC......  1.47%


MANAGEMENT OVERVIEW
A discussion with American Century Investment Management, Inc.

How did the Fund perform relative to its benchmark?
For the year ending May 31, 2002, International Growth Fund returned -12.56%, while its benchmark, the MSCI EAFE Index, declined -9.60%.

What were the dominant themes of the Fund?
The Fund slightly increased its representation in companies that appeared well positioned to withstand economic turmoil, such as grocery stores, and firms that make consumer products. The decision paid off, as the consumer noncyclical sector advanced and beat the benchmark.

The Fund took a greater representation in the financial sector, with banks becoming the largest industry stake and a top contributor. We slightly increased our position in the consumer cyclical sector, finding acceleration among automakers. But we reduced our exposure to the pharmaceutical industry, as many drug companies were vulnerable to pressure on several fronts.

Which holdings enhanced the Fund's performance?
The energy sector contributed most on an absolute basis as rising oil prices encouraged companies to step up exploration and production. The sector slightly lagged the index, mostly because of its underweight position. The portfolio's holdings in the oil services industry registered one the period's top performances, led by Italy's Eni, Europe's fourth-largest oil company.

The consumer noncyclical sector also advanced, with food and beverage holdings recording one of the fiscal year's top performances. The United Kingdom's Diageo was one of the period's top performers. Diageo owns Burger King restaurants and such food brands as Haagen Dazs and Green Giant. Smirnoff, Jose Cuervo and Guinness Stout are also in its stable.

Were there any disappointments in the Fund?
Financial holdings, which make up the largest sector stake, detracted from performance, although banks contributed to the portfolio. The Royal Bank of Scotland was among the period's top contributing securities. Banks benefited from low interest rates, which stimulated borrowing by consumers at traditional banks.

Businesses more exposed to the international markets, such as financial services firms and asset managers, retreated in the face the prolonged slowdown in the U.S. economy and weakness in the financial markets. Nervousness over corporate accounting practices also affected investor confidence. Together, they took a toll on assets under management at numerous investment companies. Insurance companies declined following the September 11 terrorist attacks. We reduced our position among asset managers and financial services, and increased our bank holdings.

The Fund greatly reduced its exposure to the pharmaceutical industry, which declined during the period. Drug companies were vulnerable to pressure on several fronts. Many investors sold health care investments and moved money into more economically sensitive sectors expected to benefit from declining interest rates. In addition, increasing competitive pressures on both branded and generic products hampered drug companies. Many of those pressures came to bear on Denmark's Novo Nordisk, which was also hurt by weak European insulin sales. We eliminated the position.

What is your outlook for the next fiscal period?
This period was among the most challenging of times for international investors in recent memory. The world's markets were tested by a global economic slowdown, nearly unprecedented market volatility, and a terrorist attack that dramatically altered our world. But through it all, international markets and the global economy have demonstrated a remarkable resiliency and the ability to rebound from adversity.

Indeed, there were signs of a renewed vigor in certain cyclical areas of the economy during the period, possibly an indication that the global economy is poised to rebound. On the other hand, many corporations continued to be restrained in their outlook for growth and profits, and concern over corporate accounting practices persisted among investors.

While we take global trends into consideration, the Fund's management team follows a long-held investment process that centers on finding individual companies demonstrating improving earnings growth. As always, our job is to ensure that the International Growth I Fund is filled with businesses showing strong sustainable growth.

-------------------------------------------------------------------------------

 May 31, 2002                                                   59
             INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 96.68%
               ADVERTISING - 1.23%
     519,300 * WPP Group PLC...................................   $    5,407,468
                                                                  --------------
               AIRLINES - 0.71%
      15,811 * Ryanair Holdings PLC ADR........................          483,975
     369,000   Singapore Airlines..............................        2,621,999
                                                                  --------------
                                                                       3,105,974
                                                                  --------------
               APPAREL & PRODUCTS - 4.13%
     187,500   Bulgari SPA.....................................        1,383,487
      37,700   Gucci Group NV..................................        3,734,185
   1,717,694 * Marks & Spencer.................................        9,520,959
     236,857   Next, PLC.......................................        3,460,568
                                                                  --------------
                                                                      18,099,199
                                                                  --------------
               AUTO - CARS - 3.86%
     108,617 * Bayerische Motoren Werke AG @...................        4,653,431
      48,800   Honda Motor Co. ................................        2,083,706
      73,220   Hyundai Motor Co. ..............................        2,426,999
     557,000 * Nissan Motor Co., Ltd. .........................        3,953,410
      77,000 * Regie Nationale des Usines Renault SA @.........        3,797,270
                                                                  --------------
                                                                      16,914,816
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 2.20%
     937,900   GKN PLC.........................................        4,584,834
      35,974   Magna International, Inc., Class A @............        2,554,154
      63,800 * Michelin (CGDE), Class B @......................        2,490,828
                                                                  --------------
                                                                       9,629,816
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 2.00%
     304,000   Bridgestone Corp. ..............................        4,413,357
      97,560 * Valeo SA @......................................        4,337,361
                                                                  --------------
                                                                       8,750,718
                                                                  --------------
               BANKS - 15.35%
      56,800 * ABN Amro Holdings NV............................        1,097,629
     243,122   Allied Irish Banks (London).....................        3,349,370
      38,100 * Banco Popular Espanol SA........................        1,670,734
     436,600 * Bank of Ireland.................................        5,545,867
     659,829 * Barclays........................................        5,693,497
     192,738 * BNP Paribas SA..................................       10,846,040
     219,800 * Commonwealth Bank of Australia..................        4,166,523
      81,300 * Credit Lyonnais SA @............................        3,430,707

   NUMBER
  OF SHARES                                                 MARKET VALUE

-------------------------------------------------------------------------
               BANKS - Continued
     235,000 * Danske Bank..............................   $    4,312,089
      47,929   Deutsche Bank AG @.......................        3,458,149
      13,368   Erste Bank Der Oester Sparkassen AG @....          963,897
      48,200   KBC Bankverzekerin NPV...................        1,845,770
     532,561   Nordea AB (Swedish Krone) @...................   3,060,318
     381,025 * Royal Bank of Scotland...................       11,089,251
      99,400   Societe Generale, Class A................        6,754,080
                                                           --------------
                                                               67,283,921
                                                           --------------
               BEVERAGES - 3.63%
     623,042 * Diageo PLC...............................        7,836,307
      51,300   Fomento Economico Mexicano ADR @.........        2,167,425
      93,054 * Heineken NV @............................        3,999,710
      63,712 * Interbrew................................        1,931,002
                                                           --------------
                                                               15,934,444
                                                           --------------
               BROADCASTING - 1.37%
     281,200 * British Sky Broadcasting Group PLC.......        3,022,723
     371,148 * Mediaset SPA @...........................        2,967,342
                                                           --------------
                                                                5,990,065
                                                           --------------
               BUILDING MATERIALS - 3.18%
     202,600 * BPB, Inc. ...............................        1,122,986
      68,200   Cemex SA ADR @...........................        2,048,046
      26,800   Compagnie de Saint-Gobain @..............        4,755,927
     216,613   CRH PLC..................................        3,813,666
     206,200 * Wolseley PLC.............................        2,195,411
                                                           --------------
                                                               13,936,036
                                                           --------------
               CHEMICAL - 2.29%
      77,700 * BASF AG @................................        3,614,075
     549,400   Imperial Chemical Industries PLC.........        2,649,531
      13,753 * L'Air Liquide SA @.......................        2,175,994
      11,000 * Rohm Co. ................................        1,619,980
                                                           --------------
                                                               10,059,580
                                                           --------------
               COMMERCIAL SERVICES - 4.48%
   1,430,000 * Li & Fung................................        2,108,374
     670,212 * Reed International PLC...................        6,439,813
   1,421,505 * Rentokil Initial PLC.....................        5,779,481
     280,900 * Securitas AB @...........................        5,332,523
                                                           --------------
                                                               19,660,191
                                                           --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CONGLOMERATES - 0.02%
      18,765 * Brambles Industries, Ltd. ......................   $       96,519
                                                                  --------------
               COSMETICS/TOILETRIES - 0.83%
     156,000   KAO Corp. ......................................        3,650,997
                                                                  --------------
               DRUGS - 2.95%
     169,796   Novartis AG.....................................        7,283,156
      43,831 * Roche Holdings AG-Genusschein @.................        3,512,905
      35,800 * Schering AG.....................................        2,156,030
                                                                  --------------
                                                                      12,952,091
                                                                  --------------
               ELECTRONICS/ELECTRICAL EQUIPMENT - 7.74%
      99,000   Canon, Inc. ....................................        3,812,447
      54,300 * Fanuc, Ltd. ....................................        2,808,508
     502,000 * Hitachi, Ltd. ..................................        3,801,652
     126,033   Koninklijke Philips Electronics NV @............        3,856,610
     105,520 * LG Electronics, Inc. ...........................        3,979,919
      42,290 * Samsung Electro Mechanics Co., Ltd. ............        2,490,105
       8,430 * Samsung Electronics Co., Ltd. ..................        2,374,257
     278,000   Sharp Corp. ....................................        3,599,162
      29,400   SMC Corp. ......................................        3,434,441
      64,800 * Sony Corp. .....................................        3,758,791
                                                                  --------------
                                                                      33,915,892
                                                                  --------------
               ENTERTAINMENT - 1.29%
      86,800   EMAP............................................        1,117,115
       6,374 * Kangwon Land....................................          842,483
   1,032,500   Ladbroke Group PLC..............................        3,707,125
                                                                  --------------
                                                                       5,666,723
                                                                  --------------
               FINANCE COMPANIES - 0.56%
      44,300   Promise Co. ....................................        2,455,460
                                                                  --------------
               FINANCIAL SERVICES - 2.37%
     614,200 * IntesaBci S.p.A. @..............................        1,818,511
      68,300 * Schroders PLC...................................          733,682
   1,759,500 * UniCredito Italiano SPA @.......................        7,855,322
                                                                  --------------
                                                                      10,407,515
                                                                  --------------
               FOODS - 2.13%
      24,500   Groupe Danone @.................................        3,384,395
      24,613 * Nestle SA.......................................        5,968,927
                                                                  --------------
                                                                       9,353,322
                                                                  --------------

--------------------------------------------------------------------------------

 60                                                   May 31, 2002
       INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FREIGHT - 1.30%
         204   D/S 1912 @......................................   $    1,384,493
     331,218   Exel PLC........................................        4,335,435
                                                                  --------------
                                                                       5,719,928
                                                                  --------------
               GAS & PIPELINE UTILITIES - 0.61%
     154,162   Gazprom OAO ADR @...............................        2,659,295
                                                                  --------------
               HARDWARE & TOOLS - 0.30%
      57,452 * Sandvik AB @....................................        1,326,468
                                                                  --------------
               HOUSEHOLD PRODUCTS - 1.07%
     264,600 * Reckitt Benckiser PLC...........................        4,690,165
                                                                  --------------
               HUMAN RESOURCES - 1.49%
      79,063 * Adecco SA.......................................        5,190,241
     241,800 * Capita Group PLC................................        1,342,035
                                                                  --------------
                                                                       6,532,276
                                                                  --------------
               INFORMATION PROCESSING - HARDWARE - 0.28%
      25,800 * Logitech International..........................        1,247,247
                                                                  --------------
               INFORMATION PROCESSING - SERVICES - 0.18%
      33,090   TietoEnator Oyj.................................          803,557
                                                                  --------------
               INSURANCE - CASUALTY - 0.23%
      16,570   Samsung Fire & Marine...........................        1,011,148
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 0.87%
     116,780 * Willis Group Holdings, Ltd. @...................        3,798,853
                                                                  --------------
               LEISURE TIME - 0.65%
     431,214 * Amadeus Global Travel SA @......................        2,859,552
                                                                  --------------
               LODGING - 1.69%
     149,427 * Accor SA @......................................        6,085,025
      46,576   Fairmont Hotels Resorts, Inc. ..................        1,304,128
                                                                  --------------
                                                                       7,389,153
                                                                  --------------
               MACHINERY - 0.46%
      75,465 * Grupo Ferrovial SA @............................        2,036,996
                                                                  --------------
               MEDICAL TECHNOLOGY - 0.56%
     429,700 * Smith & Nephew PLC..............................        2,444,616
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - DEPARTMENT - 0.36%
     114,000   Marui Co., Ltd. ................................   $    1,567,758
                                                                  --------------
               MERCHANDISING - DRUG - 0.40%
      32,926 * Altana AG @.....................................        1,766,138
                                                                  --------------
               MERCHANDISING - MASS - 1.74%
     113,000   Ito-Yokado Co., Ltd. ...........................        6,008,459
     560,517 * Walmart De Mexico...............................        1,622,580
                                                                  --------------
                                                                       7,631,039
                                                                  --------------
               MERCHANDISING - SPECIALTY - 1.95%
     524,300 * Great Universal Stores PLC......................        4,968,789
      29,100   Hoya Corp.......................................        2,159,202
      74,000 * Swatch Group AG.................................        1,433,780
                                                                  --------------
                                                                       8,561,771
                                                                  --------------
               METALS - 1.97%
      22,256   Alcan, Inc. ....................................          847,954
     202,676 * Arcelor @.......................................        2,879,243
     283,109 * BHP, Ltd. ......................................        1,730,130
   1,953,000 * Nippon Steel Co. ...............................        3,178,296
                                                                  --------------
                                                                       8,635,623
                                                                  --------------
               MISCELLANEOUS - 1.52%
     821,600 * Autostrade SPA @................................        6,676,156
                                                                  --------------
               OIL AND GAS - 7.62%
     468,850 * ENI SPA @.......................................        7,137,865
      29,800   Lukoil ADR @....................................        2,078,729
      85,900 * Petrol Brasilieros..............................        1,989,335
     416,600   Saipem @........................................        2,817,116
     157,400   Suncor Energy, Inc. @...........................        2,765,887
     122,800   Surgutneftegaz JSC ADR @........................        2,624,236
      65,904   Talisman Energy, Inc. @.........................        2,931,032
     815,000   Tokyo Gas Co. ..................................        2,232,427
      37,503 * TotalFinaElf, SA @..............................        5,846,139
      78,700   Transocean Sedco Forex, Inc. ...................        3,003,979
                                                                  --------------
                                                                      33,426,745
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.55%
      88,116 * Stora Enso Oyj @................................        1,283,885
      28,800 * UPM-Kymmene Oyj.................................        1,124,387
                                                                  --------------
                                                                       2,408,272
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PUBLISHING - NEWS - 0.54%
     209,091   Daily Mail & General Trust......................   $    2,369,915
                                                                  --------------
               PUBLISHING/PRINTING - 0.53%
     185,800   Pearson, PLC....................................        2,300,215
                                                                  --------------
               RAILROAD - 1.05%
      58,500   Canadian National Railway Co. ..................        2,904,525
      75,653   CP Railway, Ltd. ...............................        1,703,706
                                                                  --------------
                                                                       4,608,231
                                                                  --------------
               REAL ESTATE - 0.50%
     245,000   Mitsubishi Estate Co., Ltd. ....................        2,171,198
                                                                  --------------
               SECURITIES RELATED - 0.74%
      44,800   Group 4 Falck...................................        1,576,533
     103,000 * Nomura Securities Co., Ltd. ....................        1,659,617
                                                                  --------------
                                                                       3,236,150
                                                                  --------------
               TELECOMMUNICATIONS - 2.02%
       1,129 * NTT DoCoMo, Inc. @..............................        3,056,145
      83,100   SK Telecom, Ltd. ADR @..........................        2,059,218
       7,754 * Swisscom AG @...................................        2,218,959
      43,459   Telefonos de Mexico SA ADR @....................        1,512,373
                                                                  --------------
                                                                       8,846,695
                                                                  --------------
               TOBACCO - 1.22%
     249,100 * Altadis SA......................................        5,355,818
                                                                  --------------
               UTILITIES - ELECTRIC - 1.17%
     581,634 * International Power PLC.........................        1,601,329
     112,750   Korea Electric Power Corp. .....................        2,339,867
      55,900 * Tokyo Electric Power Co., Inc. .................        1,170,916
                                                                  --------------
                                                                       5,112,112
                                                                  --------------
               UTILITIES -
               GAS, DISTRIBUTION - 0.79%
     982,000   Hong Kong & China Gas Co., Ltd. ................        1,309,359
     744,228 * Snam Rete Gas...................................        2,133,984
                                                                  --------------
                                                                       3,443,343
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $396,570,813).............................      423,907,180
                                                                  --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                   61
       INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS - CONTINUED

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 1.37%
             FEDERAL AGENCIES
 $ 6,000,000 Federal Farm Credit Bank Discount Note, 1.78% due
             6/3/02
              (Cost $5,999,407)...............................   $    5,999,407
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $402,570,220) - 98.05%.....................      429,906,587
                                                                 --------------
             Other assets and liabilities,
             net - 1.95%......................................        8,567,191
                                                                 --------------
             NET ASSETS - 100%................................   $  438,473,778
                                                                 --------------
             @ The security or a portion thereof is out on
               loan (see Note 6)
             *Non-income producing

--------------------------------------------------------------------------------

 62                           OPPORTUNITIES FUND         May 31, 2002



--------------------------------------------
         Average Annual Total Return
--------------------------------------------
     1 Year                Since Inception*
--------------------------------------------
     -27.24%                    -36.49%


* October 2, 2000

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                    Opportunities              S&P 500
                        Fund                    Index
                    -------------              -------
10/1/2000             $10,000.00              $10,000.00
10/31/2000              9,840.00                9,957.70
12/2000                 7,910.00                9,217.49
3/2001                  5,760.00                8,124,74
6/2001                  6,260.00                8,600.23
9/2001                  4,830.00                7,337.94
12/2001                 5,500.00                8,122.03
3/2002                  5,240.00                8,144.43
5/31/2002               4,700.00                7,594.25


   The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. Pfizer, Inc. ....................  6.08%
   2. Microsoft Corp. .................  6.05%
   3. General Electric Co. ............  5.27%
   4. Intel Corp. .....................  4.86%
   5. Wal-Mart Stores, Inc. ...........  3.92%
   6. Johnson & Johnson................  3.60%
   7. Philip Morris Companies, Inc. ...  3.49%
   8. Lowe's Cos., Inc. ...............  3.06%
   9. Ace, Ltd. .......................  2.84%
  10. Medtronic, Inc. .................  2.75%



MANAGEMENT OVERVIEW
A discussion with Putnam Institutional Management, LLC

How did the Fund perform relative to its benchmark?
For the 12 months ending May 31, 2002, the Fund underperformed its benchmark, the S&P 500 Index -13.85%. More than half of the underperformance resulted from unfavorable stock selection and an overweight in the technology sector. In particular, we overweighted software stocks, a strategy that greatly restrained results. Software typically fares better than other areas of the technology sector in an economic downturn, but that was not the case during the fiscal year, despite the economic malaise. Nor did relatively strong performance by computer stocks help software stocks. The Fund's second greatest area of underperformance occurred among our utilities holdings, most notably a position in Enron. The Fund's position in Dynegy, a natural gas company that was implicated in the Enron fallout, also hurt performance.

What were the dominant themes the Fund?
We tended to overweight healthcare stocks during the fiscal year; the sector enjoyed fairly consistent earnings in the period. We also were overweight consumer cyclicals--another better-performing sector--for much of the time. Conversely, we were underweight basic materials and energy. Overall, we sought companies that grew earnings through expansion, given the weak pricing power of most companies and industries during the fiscal year.

Which holdings most enhanced the Fund's performance?
The Fund's top-performing stock was Lowe's, a chain of home improvement superstores that experienced better-than-expected results from a major expansion. The healthcare service sector benefited from lower medical costs, the result, in turn, of surprisingly positive earnings and improved pricing power; our position in UnitedHealth Group was a strong performer for the Fund.

Were there any disappointments in the Fund?
The greatest disappointment was Tyco, especially the continued troubles for the company following and the ensuing stock price declines that followed the announcement of break-up plans. We continue to believe that the company maintains a solid underlying business generating a healthy cash flow. Among other disappointments, we found the decline in software stocks more severe and persistent than was warranted.

What is your outlook for the next fiscal period?
Investors are focusing on two factors in today's markets: earnings quality and valuation. By these yardsticks, prospects for small caps are still better than for large caps, even after three years of small caps outperforming large caps. Furthermore, smaller companies are less likely than very large firms to have the kinds of characteristics--complex business models and creative accounting practices--that have recently been punished in the marketplace.

-------------------------------------------------------------------------------

 May 31, 2002     OPPORTUNITIES FUND - SCHEDULE OF INVESTMENTS  63

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 96.66%
               AEROSPACE/DEFENSE - 0.77%
         250   Northrop Grumman Corp. @........................   $       30,327
                                                                  --------------
               BANKS - 1.23%
       1,331   Bank of New York Co., Inc. .....................           48,315
                                                                  --------------
               BEVERAGES - 2.53%
         520   Anheuser-Busch Companies, Inc. .................           26,838
         300   Coca-Cola Bottling Co. .........................           16,668
       1,078   PepsiCo, Inc. ..................................           56,034
                                                                  --------------
                                                                          99,540
                                                                  --------------
               BROADCASTING - 1.78%
         640 * Comcast Corp., Class A @........................           18,022
       1,294 * Univision Communications, Inc., Class A @.......           51,760
                                                                  --------------
                                                                          69,782
                                                                  --------------
               BUILDING MATERIALS - 4.19%
       1,060   Home Depot, Inc. ...............................           44,191
       2,553   Lowe's Cos., Inc. @.............................          120,400
                                                                  --------------
                                                                         164,591
                                                                  --------------
               COMMERCIAL SERVICES - 1.36%
       2,930 * Cendant Corp. @.................................           53,560
                                                                  --------------
               CONGLOMERATES - 6.52%
       6,647   General Electric Co. ...........................          206,988
       2,252   Tyco International, Ltd. .......................           49,431
                                                                  --------------
                                                                         256,419
                                                                  --------------
               DRUGS - 15.21%
       1,360   Abbott Laboratories.............................           64,600
         870   Allergan, Inc. @................................           54,897
         800 * Amgen, Inc. @...................................           38,104
       1,221   Eli Lilly & Co. ................................           78,999
         180 * IDEC Pharmaceuticals Corp. @....................            7,720
       1,055 * King Pharmaceuticals, Inc. .....................           28,538
       1,350   Merck & Co., Inc. ..............................           77,085
       6,904   Pfizer, Inc. ...................................          238,878
         346   Schering-Plough Corp. ..........................            9,152
                                                                  --------------
                                                                         597,973
                                                                  --------------
               ENTERTAINMENT - 0.60%
         367 * Electronic Arts, Inc. @.........................           23,488
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FINANCE COMPANIES - 1.54%
         970   Capital One Financial Corp. @...................   $       60,567
                                                                  --------------
               FINANCIAL SERVICES - 3.44%
       1,190   Citigroup, Inc. ................................           51,384
       1,046   Fannie Mae......................................           83,691
                                                                  --------------
                                                                         135,075
                                                                  --------------
               FOODS - 0.91%
         829   Kraft Foods, Inc., Class A @....................           35,655
                                                                  --------------
               HEALTHCARE - 2.22%
         960   UnitedHealth Group, Inc. .......................           87,168
                                                                  --------------
               HOSPITAL MANAGEMENT - 1.62%
       1,293   HCA, Inc. @.....................................           63,525
                                                                  --------------
               HOSPITAL SUPPLIES - 6.35%
       2,308   Johnson & Johnson...............................          141,596
       2,342   Medtronic, Inc. ................................          108,083
                                                                  --------------
                                                                         249,679
                                                                  --------------
               HOUSEHOLD PRODUCTS - 0.84%
         613   Colgate-Palmolive Co. @.........................           33,225
                                                                  --------------
               INFORMATION PROCESSING - HARDWARE - 4.89%
       3,441 * Dell Computer Corp. ............................           92,391
       1,490   Hewlett-Packard Co. ............................           28,444
         886   International Business Machines @...............           71,279
                                                                  --------------
                                                                         192,114
                                                                  --------------
               INFORMATION PROCESSING -
               SERVICES - 2.84%
       6,522 * Cisco Systems, Inc. ............................          102,917
       1,200 * EMC Corp. ......................................            8,700
                                                                  --------------
                                                                         111,617
                                                                  --------------
               INFORMATION PROCESSING - SOFTWARE - 7.58%
         400 * Check Point Software
               Technologies, Ltd. @............................            6,504
       4,671 * Microsoft Corp. ................................          237,801
       2,100 * Oracle Corp. ...................................           16,632
         700 * Siebel Systems, Inc. ...........................           12,775
       1,075 * Veritas Software Corp. .........................           24,370
                                                                  --------------
                                                                         298,082
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - CASUALTY - 3.39%
       3,221   Ace, Ltd. @.....................................   $      111,479
         244   Xl Capital, Ltd., Class A.......................           21,599
                                                                  --------------
                                                                         133,078
                                                                  --------------
               MEDICAL TECHNOLOGY - 1.00%
       1,209 * MedImmune, Inc. @...............................           39,317
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.72%
         380 * Kohl's Corp. ...................................           28,500
                                                                  --------------
               MERCHANDISING - MASS - 3.92%
       2,851   Wal-Mart Stores, Inc. ..........................          154,239
                                                                  --------------
               MERCHANDISING - SPECIALTY - 0.51%
         430 * Best Buy Co., Inc. @............................           19,866
                                                                  --------------
               MULTIMEDIA - 2.62%
       2,102 * Viacom, Inc., Class B @.........................          102,914
                                                                  --------------
               OIL AND GAS - 0.15%
         170   GlobalSantaFe Corp. ............................            5,737
                                                                  --------------
               RESTAURANTS - 1.78%
       2,874 * Starbucks Corp. @...............................           69,781
                                                                  --------------
               SECURITIES RELATED - 2.22%
       1,500   Charles Schwab Corp. ...........................           18,135
       1,050   Merrill Lynch & Co., Inc. @.....................           42,745
         582   Morgan Stanley Dean Witter & Co. ...............           26,458
                                                                  --------------
                                                                          87,338
                                                                  --------------
               SEMICONDUCTORS - 7.84%
       6,909   Intel Corp. ....................................          190,827
         710 * KLA Tencor Corp. @..............................           37,012
       1,743 * Maxim Integrated Products, Inc. ................           80,178
                                                                  --------------
                                                                         308,017
                                                                  --------------
               TELECOMMUNICATIONS - 2.60%
       1,605 * EchoStar Communications Corp., Class A @........           40,430
         910   Nokia Corp. ADR.................................           12,631
       1,555 * Qualcomm, Inc. .................................           49,200
                                                                  --------------
                                                                         102,261
                                                                  --------------

--------------------------------------------------------------------------------

 64                                                   May 31, 2002
            OPPORTUNITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                      MARKET VALUE

-------------------------------------------------------------------------------
             TOBACCO - 3.49%
       2,398 Philip Morris Companies, Inc. ..................   $      137,285
                                                                --------------
             TOTAL COMMON STOCK
             (Cost $4,350,954)...............................        3,799,035
                                                                --------------
     PAR
    VALUE
   -------

             SHORT-TERM INVESTMENTS - 4.15%
             REPURCHASE AGREEMENT
 $   163,000 State Street Bank, 1.70% dated 5/31/02 to be
             repurchased at $163,023 on 6/03/02,
             collateralized by Federal National Mortgage
             Association Notes, 3.30%, 10/10/03, with a
             market value of $166,544
             (Cost $163,000).................................          163,000
                                                                --------------
             TOTAL INVESTMENTS
             (Cost $4,513,954) - 100.81%.....................        3,962,035
                                                                --------------
             Other assets and liabilities,
             net - (0.81)%...................................          (31,984)
                                                                --------------
             NET ASSETS - 100%...............................   $    3,930,051
                                                                --------------
             @ The security or a portion thereof is out on
               loan (see Note 6)
             * Non-income producing

--------------------------------------------------------------------------------

 May 31, 2002                BLUE CHIP GROWTH FUND              65



--------------------------------------------
         Average Annual Total Return
--------------------------------------------
     1 Year                Since Inception*
--------------------------------------------
     -15.22%                    -18.23%


* November 1, 2000

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                         Blue Chip           S&P 500
                        Growth Fund           Index
                      --------------         -------
11/1/2000               $10,000.00          $10,000.00
11/30/2000                9,100.00            9,211,60
12/2000                   9,331,82            9,256,64
3/2001                    7,753.70            8,159.26
6/2001                    8,367.06            8,636,76
9/2001                    7,037.40            7,369.11
12/2001                   8,000.82            8,156.53
3/2002                    7,900.56            8,179.03
5/31/2002                 7,278.94            7,626.51

   The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. Citigroup, Inc. ...............  4.06%
   2. Pfizer, Inc. ..................  3.66%
   3. Freddie Mac....................  3.27%
   4. UnitedHealth Group, Inc. ......  3.12%
   5. Microsoft Corp. ...............  2.71%
   6. First Data Corp. ..............  2.41%
   7. Viacom, Inc., Class B..........  2.35%
   8. General Electric Co. ..........  2.31%
   9. Wyeth..........................  2.30%
  10. Johnson & Johnson..............  1.96%

MANAGEMENT OVERVIEW
A discussion with T. Rowe Price Associates, Inc.

How did the Fund perform relative to its benchmark?
The Blue Chip Growth Fund underperformed the S&P 500 Index -13.85% for the 12 months ending May 31, 2002. Despite positive momentum from the manufacturing sector, the market continues to focus on the sluggish turn toward profitability among marquee companies. Value, as measured by the Russell 1000(R) Value Index (-5.55%) continued to lead growth (-20.87%) in the 12 months ending May 31, 2002.

What were the dominant themes the Fund?
During this period of heightened accounting concerns, portfolio manager Larry Puglia reviewed the portfolio's holdings and trimmed some of the controversial holdings and focused on more profitable and dependable growth companies. The Fund concentrated on medical service providers, diversified financial services, and pharmaceutical companies. With strong past performance, Larry began trimming consumer products exposure during calendar year 2002. Slower growth industries such as telecommunications services, and utility holdings remained underweighted.

Which holdings most enhanced Fund performance?
Consumer staples, healthcare and energy had the most positive impact on the Fund's absolute returns. Food and healthcare are typically defensive sectors during a market downturn. Medical providers UnitedHealth Group and Wellpoint Health Networks were the best performers. Positive HMO membership growth combined with good cost control discipline led these companies to higher earnings growth.

Were there any disappointments for the fund
Information technology and consumer discretionary sectors were among the weakest performers. AOL Time Warner and Tyco International were the worst performers. AOL Time Warner lowered growth expectations, citing slower advertising revenue growth, while Tyco continued to be hampered by accounting concerns.

What is your outlook for the next fiscal period?
While the short-term outlook continues to be rough, we are hopeful that the latter half of 2002 will be positive. Violence in the Middle East is threatening the markets, and investor confidence in corporate earnings continues to be low. However, we believe that the Fund's high-quality portfolio of well-managed companies is positioned to absorb the short-term bumps and do well in a recovery.

--------------------------------------------------------------------------------

 66                                                   May 31, 2002
                BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            COMMON STOCK - 99.94%
            ADVERTISING - 1.29%
    3,000   Omnicom Group, Inc. @.................................   $   259,110
                                                                     -----------
            AEROSPACE/DEFENSE - 0.24%
      200   General Dynamics Corp. ...............................        20,120
      700   Honeywell International, Inc. ........................        27,440
                                                                     -----------
                                                                          47,560
                                                                     -----------
            AUTO - ORIGINAL EQUIPMENT - 1.35%
    3,900   Danaher Corp. ........................................       271,518
                                                                     -----------
            BANKS - 7.66%
    3,900   Bank of America.......................................       295,659
    3,800   Bank of New York Co., Inc. ...........................       137,940
    2,600   Fifth Third Bancorp...................................       169,442
    7,000   Mellon Financial Corp. ...............................       259,700
    1,600   Northern Trust Corp. .................................        82,912
    4,300   State Street Bank & Trust @...........................       199,778
    7,500   U.S. Bancorp, Inc. ...................................       177,375
    4,100   Wells Fargo Co. ......................................       214,840
                                                                     -----------
                                                                       1,537,646
                                                                     -----------
            BEVERAGES - 2.49%
    5,000   Coca-Cola Bottling Co. ...............................       277,800
    4,260   PepsiCo, Inc. ........................................       221,435
                                                                     -----------
                                                                         499,235
                                                                     -----------
            BROADCASTING - 2.88%
    5,900 * Clear Channel Communications, Inc. ...................       314,057
    5,300 * Comcast Corp., Class A @..............................       149,248
      600 * Univision Communications, Inc., Class A @.............        24,000
    3,200 * USA Networks, Inc. @..................................        91,200
                                                                     -----------
                                                                         578,505
                                                                     -----------
            BUILDING MATERIALS - 1.54%
    7,400   Home Depot, Inc.......................................       308,506
                                                                     -----------
            COMMERCIAL SERVICES - 2.46%
    1,600 * Accenture, Ltd., Class A..............................        33,360
    9,300 * Cendant Corp. @.......................................       170,004
    9,300 * Concord EFS, Inc. ....................................       290,811
                                                                     -----------
                                                                         494,175
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            CONGLOMERATES - 3.43%
      200   3M Co. ...............................................   $    25,086
   14,900   General Electric Co. .................................       463,986
    9,100   Tyco International, Ltd. .............................       199,745
                                                                     -----------
                                                                         688,817
                                                                     -----------
            COSMETICS/TOILETRIES - 0.13%
      300   Procter & Gamble Co. .................................        26,865
                                                                     -----------
            DRUGS - 9.83%
    4,900   Abbott Laboratories...................................       232,750
    1,000   Allergan, Inc. @......................................        63,100
    2,100 * Amgen, Inc. ..........................................       100,023
    1,000   Eli Lilly & Co. ......................................        64,700
      700 * Forest Laboratories, Inc. ............................        51,681
      700 * IDEC Pharmaceuticals Corp. @..........................        30,023
      366 * King Pharmaceuticals, Inc. ...........................         9,900
   21,200   Pfizer, Inc. .........................................       733,520
    3,400   Pharmacia Corp. @.....................................       146,846
    3,000   Schering-Plough Corp. ................................        79,350
    8,300   Wyeth.................................................       460,650
                                                                     -----------
                                                                       1,972,543
                                                                     -----------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 0.23%
    1,300 * Celestica, Inc. @.....................................        38,376
      300 * Waters Corp. .........................................         7,998
                                                                     -----------
                                                                          46,374
                                                                     -----------
            ENTERTAINMENT - 0.18%
      400 * Electronic Arts, Inc. @...............................        25,600
      500   Mattel, Inc. .........................................        10,620
                                                                     -----------
                                                                          36,220
                                                                     -----------
            FINANCE COMPANIES - 0.98%
    1,900   Capital One Financial Corp. ..........................       118,636
      800   SLM Corp. ............................................        77,184
                                                                     -----------
                                                                         195,820
                                                                     -----------
            FINANCIAL SERVICES - 9.06%
      800   American Express Co. .................................        34,008
   18,866   Citigroup, Inc. ......................................       814,634
    3,800   Fannie Mae............................................       304,038
   10,000   Freddie Mac...........................................       655,500
      300   Paychex, Inc. ........................................        10,395
                                                                     -----------
                                                                       1,818,575
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            FOOTWEAR - 0.32%
    1,200   Nike, Inc., Class B...................................   $    64,500
                                                                     -----------
            FREIGHT - 0.51%
    1,700   United Parcel Service, Inc., Class B..................       102,646
                                                                     -----------
            HEALTHCARE - 5.69%
    1,850   Cardinal Health, Inc. ................................       122,951
    2,400 * Laboratory Corp. of America @.........................       117,720
    6,900   UnitedHealth Group, Inc. .............................       626,520
    3,700 * Wellpoint Health Networks, Inc., Class A..............       274,392
                                                                     -----------
                                                                       1,141,583
                                                                     -----------
            HOSPITAL MANAGEMENT - 1.11%
    2,700   HCA, Inc. ............................................       132,651
    1,200 * Tenet Healthcare Corp. ...............................        89,400
                                                                     -----------
                                                                         222,051
                                                                     -----------
            HOSPITAL SUPPLIES - 4.47%
    2,400   AmerisourceBergen Corp. @.............................       185,016
    4,400   Baxter International, Inc. ...........................       236,280
    6,400   Johnson & Johnson.....................................       392,640
    1,800   Medtronic, Inc. ......................................        83,070
                                                                     -----------
                                                                         897,006
                                                                     -----------
            HOUSEHOLD PRODUCTS - 0.24%
      900   Colgate-Palmolive Co. ................................        48,780
                                                                     -----------
            INFORMATION PROCESSING -
            HARDWARE - 3.13%
   18,900 * Cisco Systems, Inc. ..................................       298,242
    5,800 * Dell Computer Corp. ..................................       155,730
      700   International Business Machines.......................        56,315
    1,900 * Lexmark International Group, Inc.,
            Class A...............................................       118,655
                                                                     -----------
                                                                         628,942
                                                                     -----------
            INFORMATION PROCESSING -
            SERVICES - 1.28%
    4,500 * Affiliated Computer Services, Inc.,
            Class A @.............................................       250,380
      300 * Brocade Communications
            Systems, Inc. ........................................         5,895
                                                                     -----------
                                                                         256,275
                                                                     -----------

--------------------------------------------------------------------------------

 May 31, 2002                                                   67
          BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            INFORMATION PROCESSING -
            SOFTWARE - 6.45%
      800   Adobe Systems, Inc. ..................................   $    28,880
    3,200   Automatic Data Processing, Inc. ......................       166,144
    6,100   First Data Corp. .....................................       483,120
   10,700 * Microsoft Corp. ......................................       544,737
    1,300 * Oracle Corp. .........................................        10,296
      300 * Siebel Systems, Inc. .................................         5,475
    2,400 * Veritas Software Corp. ...............................        54,408
                                                                     -----------
                                                                       1,293,060
                                                                     -----------
            INSURANCE - CASUALTY - 1.56%
    3,000   Ace, Ltd. ............................................       103,830
    1,900   Progressive Corp. ....................................       112,499
    1,100   Xl Capital, Ltd., Class A.............................        97,372
                                                                     -----------
                                                                         313,701
                                                                     -----------
            INSURANCE - MISCELLANEOUS - 1.16%
    2,300   Marsh & McLennan Companies, Inc. .....................       232,070
                                                                     -----------
            INSURANCE - MULTILINE - 1.96%
      700   Allstate Corp. .......................................        26,936
    3,000 + American International Group, Inc.....................       200,910
    2,500   Hartford Financial Services
            Group, Inc. ..........................................       165,000
                                                                     -----------
                                                                         392,846
                                                                     -----------
            LEISURE TIME - 0.47%
    1,800   Harley-Davidson, Inc. ................................        94,644
                                                                     -----------
            MEDICAL TECHNOLOGY - 1.08%
    1,900 * Biovail Corp. @.......................................        61,503
    1,200 * Guidant Corp. ........................................        48,000
    3,300 * MedImmune, Inc. @.....................................       107,316
                                                                     -----------
                                                                         216,819
                                                                     -----------
            MERCHANDISING - DEPARTMENT - 1.99%
      900 * Kohl's Corp. .........................................        67,500
    8,000   Target Corp. .........................................       331,600
                                                                     -----------
                                                                         399,100
                                                                     -----------
            MERCHANDISING - DRUG - 0.42%
    2,200   Walgreen Co. @........................................        84,172
                                                                     -----------
            MERCHANDISING - MASS - 1.32%
    4,900   Wal-Mart Stores, Inc. ................................       265,090
                                                                     -----------

  NUMBER                                                               MARKET
 OF SHARES                                                              VALUE

--------------------------------------------------------------------------------
            MERCHANDISE - SPECIALTY - 0.52%
    2,250 * Best Buy Co., Inc. @..................................   $   103,950
                                                                     -----------
            MULTIMEDIA - 3.83%
   14,300 * AOL Time Warner, Inc. ................................       267,410
    9,628 * Viacom, Inc., Class B.................................       471,387
    1,300   Walt Disney Co. ......................................        29,783
                                                                     -----------
                                                                         768,580
                                                                     -----------
            NATURAL GAS - DIVERSIFIED - 0.04%
      300   El Paso Corp. ........................................         7,695
                                                                     -----------
            OIL AND GAS - 4.39%
    4,700   Baker Hughes, Inc. ...................................       172,255
    3,100 * BJ Services Co. @.....................................       116,312
    2,500   ChevronTexaco Corp. ..................................       218,125
    5,200   ExxonMobil Corp. .....................................       207,636
    1,700 * Smith International, Inc. @...........................       124,746
    1,100   Transocean Sedco Forex, Inc. .........................        41,987
                                                                     -----------
                                                                         881,061
                                                                     -----------
            POLLUTION CONTROL - 0.04%
      300   Waste Management, Inc. ...............................         8,235
                                                                     -----------
            REGISTERED INVESTMENT
            COMPANIES - 1.25%
  250,405   T. Rowe Price Reserve
            Investment Fund.......................................       250,405
                                                                     -----------
            RESTAURANTS - 0.30%
    2,500 * Starbucks Corp. @.....................................        60,700
                                                                     -----------
            SCHOOLS - 0.65%
    3,800 * Apollo Group, Inc., Class A...........................       131,024
                                                                     -----------
            SECURITIES RELATED - 2.66%
    4,400   Charles Schwab Corp. .................................        53,196
    1,800   Franklin Resources, Inc. .............................        78,354
    1,400   Goldman Sachs Group, LP...............................       105,630
    2,900   Merrill Lynch & Co., Inc. ............................       118,059
    3,900   Morgan Stanley Dean Witter & Co. .....................       177,294
                                                                     -----------
                                                                         532,533
                                                                     -----------

  NUMBER                                                              MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT - 5.06%
    3,800 * Analog Devices, Inc. ................................   $   139,156
    4,800 * Applied Materials, Inc. .............................       106,464
    8,300   Intel Corp. .........................................       229,246
      900 * KLA Tencor Corp. @...................................        46,917
      600   Linear Technology Corp. .............................        22,350
    4,900 * Maxim Integrated Products, Inc. .....................       225,400
      800 * QLogic Corp. @.......................................        36,576
    4,800   Texas Instruments, Inc. .............................       137,616
    2,000 * Xilinx, Inc. ........................................        70,520
                                                                    -----------
                                                                      1,014,245
                                                                    -----------
            TELECOMMUNICATIONS - 2.58%
    1,700 * EchoStar Communications Corp.,
            Class A..............................................        42,823
    3,000   Motorola, Inc. ......................................        47,970
    6,200   Nokia Corp. ADR......................................        86,056
    3,600 * Qualcomm, Inc. ......................................       113,904
   15,200   Vodafone Group PLC ADR @.............................       226,936
                                                                    -----------
                                                                        517,689
                                                                    -----------
            TOBACCO - 1.71%
    6,000   Philip Morris Companies, Inc. .......................       343,500
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $21,356,013) - 99.94%..........................    20,054,371
                                                                    -----------
            Other assets and liabilities,
            net - 0.06%..........................................         9,044
                                                                    -----------
            NET ASSETS - 100%....................................   $20,063,415
                                                                    -----------
            * Non-income producing
            @ The security or a portion thereof is out on loan
            (see Note 6)
            + Security represents an investment in an affiliated
            company
            ADR American Depository Receipt

--------------------------------------------------------------------------------

 68                            CORE EQUITY FUND       May 31, 2002

----------------------------------------------------------
                    Average Annual Total Return
           -----------------------------------------------
              1 Year        5 Years        Since Inception*
----------------------------------------------------------
             -16.43%         1.64%               8.97%

* April 29, 1994

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                      Core Equity            S&P 500
                         Fund                 Index
                     ------------            -------
4/29/1994             $10,000.00            $10,000.00
12/1994                10,086.78             10,398.17
12/1995                14,913.86             14,305.61
12/1996                17,802.20             17,591.44
12/1997                21,541.08             23,459.84
12/1998                25,448.62             30,164.80
12/1999                27,329.85             36,513.60
12/2000                25,609.58             33,189.24
12/2001                21,698.76             29,244.85
5/31/2002              20,031.13             27,344.47

   The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. Citigroup, Inc. ....................  2.83%
   2. ExxonMobil Corp. ...................  2.80%
   3. Microsoft Corp. ....................  2.64%
   4. General Electric Co. ...............  2.19%
   5. Wells Fargo Co. ....................  2.10%
   6. Tyco International, Ltd. ...........  2.09%
   7. International Business Machines.....  1.91%
   8. Kroger Co. .........................  1.90%
   9. Wachovia Corp. .....................  1.87%
  10. Boeing Co. .........................  1.84%


MANAGEMENT OVERVIEW
A discussion with Wellington
Management Company, LLP
(co-subadviser)

How did the Fund perform relative to its benchmark?
For the 12 month period ending May 31, 2002, the Core Equity Fund returned -16.43%, trailing the S&P 500 Index, the Fund's benchmark, which returned -13.85% during the same time period.

What were the dominant themes the Fund?
Over the past 12 months we have witnessed extraordinary market activity. The U.S. terrorist attacks, economic recession, and financial accounting scandals have weighed heavily on investor confidence and contributed to a steady decline in equity prices. Despite an unprecedented series of rate cuts by the Federal Reserve and tax cuts from Washington, the market remains mired in a slump. The September 11th attacks and the collapse of Enron were the defining events of the period, each contributing to the current pervasive atmosphere of fear and distrust. During the past year, the market has offered few places to hide as most sectors experienced returns that were at or near negative double digits. As such, the dominant portfolios themes have been simple: remain well diversified and focus on one company at a time. Whereas sector exposure dominated returns in the late nineties, we have seen a great disparity in returns within sectors over the past year. In this environment, fundamental research and stock selection are of the utmost importance. We continue to focus on balance sheet strength and depth of management. We remain confident in our ability to add value and outperform the benchmark over the long term through bottom-up fundamental research.

Which holdings most enhanced the Fund's performance?
Top contributors to performance came from large-cap Consumer Staples names including PepsiCo, Coca-Cola, Proctor and Gamble and Kimberly Clark. Johnson and Johnson contributed to performance benefiting from its diversified pharmaceutical and medical devices operations, as well as consumer brands such as Tylenol and Band-Aid. Media conglomerate Gannett Co. and defense contractor Lockheed Martin also added to performance.

Were there any disappointments in the Fund?
Among the larger holdings in the Fund, disappointments included AOL Time Warner and General Electric, which both suffered in part from a decline in advertising spending and negative sentiment toward large multi-national corporations with complex business models. Tyco was a large detractor from performance as the company shifted its business strategy twice in the first half of the year and the CEO was driven from office amid SEC investigations into accounting practices and charges of tax evasion. Telecommunications companies WorldCom and Quest also detracted from performance prior to being eliminated from the portfolio. Both stocks were hampered by liquidity concerns, sluggish industry conditions, pricing pressures, and in the case of WorldCom, investigations into accounting practices.

What is your outlook for the next fiscal period?
The US recovery is proceeding, albeit more slowly than originally anticipated. During the first half of 2002 economic indicators have shown positive momentum and GDP growth has returned to positive territory. Despite signs of a turn in the economy, the S&P 500 Index continues its steady decline. The wave of accounting scandals has badly damaged investor confidence. It's too soon to know if we have seen the worst and this atmosphere creates a new element of risk to market performance. Recent events have caused us to push out any Federal Reserve tightening to September, and possibly later. The recovery in corporate profits is on track and should precipitate an increase in capital expenditures in the third and fourth quarters. Interest and labor costs are very low, inventories are down, and the decline in the value of the dollar will boost foreign earnings translations for US multinationals. Going forward we expect the equity market to continue to struggle between the unwinding of structural problems caused by the "bubble" of the late 90's, waning investor confidence, and the boost from an economic recovery.

-------------------------------------------------------------------------------

 May 31, 2002                   CORE EQUITY FUND                69

A discussion with WM Advisors, Inc.
(co-subadviser)

How did the Fund perform relative to its benchmark?
WM Advisors began managing a portion of the Core Equity Fund as of January 1, 2002, and since that date through May 31, 2002, although performance has been negative, the Fund has slightly outperformed its benchmark index, the S&P 500 Index.

What were the dominant themes the Fund?
While overall market performance has been quite volatile in the face of weak economic conditions, some of the value-based sectors that are favored in the Fund have generated positive results. Traditional, value sectors such as consumer staples, materials, and energy have led the market thus far in 2002. This selectively strong secular performance has been at the expense of growth-related sectors, which have significantly underperformed, amid heightened volatility.

Which holdings most enhanced the Fund's performance?
The Fund is overweight in financials, utilities, and consumer staples and much of the relative performance strength year-to-date was due to stocks within the financial sector. Holdings such as J.P. Morgan, Bank of America, and Wachovia all performed very strongly late in the period as interest rates stabilized and the firms' consumer businesses continued to drive earnings. Performance has also been boosted by the Fund's underweight in what have been the more volatile sectors such as consumer discretionary and information technology.

Were there any disappointments in the Fund?
During the period, market conditions were hampered by a significant amount of accounting practice scrutiny set off by the collapse of Enron. This has had an impact on much of the large-cap domestic equity market and has affected holdings in the Fund as well. For example, Tyco International has been one of the top holdings in the Fund and has suffered from significant negative backlash due to questions of accounting principles. We remain strongly convinced on the prospects for the company and made meaningful additions to our position throughout the period. Pharmaceutical stocks have also struggled recently, detracting from overall Fund performance. This was especially evident with Bristol Meyers, who announced a disappointment with a major drug in its pipeline and saw its stock price suffer.

What is your outlook for the next fiscal period?
There has been growing consensus that the economy is entering a recovery period, but earnings have continued to disappoint, leading to the volatile equity market conditions. Weak profits could have a muting effect on the economic rebound as corporations will not budget the capital investment necessary for a strong recovery before the profit picture improves. However, the potential for improving earnings will be the catalyst that eventually propels the equity market forward. Businesses have streamlined operations and cut costs and when earnings growth does return, firms will the have leverage to increase profitability, but this may take several quarters. The recession has been softened by positive forces such as low interest rates, weak inflation, a strong housing market, and a resilient consumer--which represents a significant portion of the economy. These factors will also be important as the economy moves into a period of recovery. Overall, the Fund is managed with a slight value bias, looking for good businesses at attractive valuations. This style will normally dictate an average P/E ratio well below that of the overall market and we feel that the style will reward investors over the long term.

--------------------------------------------------------------------------------

 70                                                   May 31, 2002
                   CORE EQUITY FUND - SCHEDULE OF INVESTMENTS

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 97.73%
               AEROSPACE/DEFENSE - 3.94%
     294,650   Boeing Co. .....................................   $   12,566,822
     272,000   Honeywell International, Inc. ..................       10,662,400
      60,650   Lockheed Martin Corp. ..........................        3,763,333
                                                                  --------------
                                                                      26,992,555
                                                                  --------------
               AUTO - CARS - 0.09%
      36,000   Ford Motor Co. .................................          635,400
                                                                  --------------
               BANKS - 10.65%
     114,000   Bank of America.................................        8,642,340
     147,250   BankOne Corp. ..................................        5,982,767
     349,400   FleetBoston Financial Corp. ....................       12,312,856
     301,000   J.P. Morgan Chase & Co. ........................       10,820,950
      62,000   KeyCorp.........................................        1,692,600
     112,000   PNC Financial Services Group....................        6,300,000
     333,600   Wachovia Corp. .................................       12,800,232
     274,150   Wells Fargo Co. ................................       14,365,460
                                                                  --------------
                                                                      72,917,205
                                                                  --------------
               BEVERAGES - 1.75%
      33,600   Coca-Cola Bottling Co. .........................        1,866,816
     195,150   PepsiCo, Inc. ..................................       10,143,897
                                                                  --------------
                                                                      12,010,713
                                                                  --------------
               BROADCASTING - 2.10%
     167,000 * Comcast Corp., Class A..........................        4,702,720
     800,050 * Liberty Media Corp. ............................        9,640,602
                                                                  --------------
                                                                      14,343,322
                                                                  --------------
               BUILDING MATERIALS - 1.22%
     162,300   Home Depot, Inc. ...............................        6,766,287
      60,500   Masco Corp. ....................................        1,612,930
                                                                  --------------
                                                                       8,379,217
                                                                  --------------
               CHEMICAL - 1.28%
     140,100   Dow Chemical Co. ...............................        4,670,934
      89,400   E.I. du Pont de Nemours and Co. ................        4,112,400
                                                                  --------------
                                                                       8,783,334
                                                                  --------------
               COMMERCIAL SERVICES - 0.32%
     104,450 * Accenture, Ltd., Class A........................        2,177,783
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CONGLOMERATES - 4.27%
     480,400   General Electric Co. ...........................   $   14,959,656
     650,500   Tyco International, Ltd. .......................       14,278,475
                                                                  --------------
                                                                      29,238,131
                                                                  --------------
               COSMETICS/TOILETRIES - 4.38%
     150,000   Avon Products, Inc. ............................        7,942,500
      84,700   Gillette Co. ...................................        3,012,779
     186,600   Kimberly-Clark Corp. ...........................       12,114,072
      77,000   Procter & Gamble Co. ...........................        6,895,350
                                                                  --------------
                                                                      29,964,701
                                                                  --------------
               DRUGS - 10.44%
     109,850   Abbott Laboratories.............................        5,217,875
      66,700 * Amgen, Inc. ....................................        3,176,921
     147,000   Bristol Myers Squibb Co. .......................        4,574,640
      60,400   Eli Lilly & Co. ................................        3,907,880
      35,000 * Genzyme Corp. ..................................        1,121,050
     164,350   Merck & Co., Inc. ..............................        9,384,385
     328,000   Mylan Laboratories, Inc. .......................       10,148,320
     304,450   Pfizer, Inc. ...................................       10,533,970
     179,850   Pharmacia Corp. ................................        7,767,721
     362,500   Schering-Plough Corp. ..........................        9,588,125
     108,700   Wyeth...........................................        6,032,850
                                                                  --------------
                                                                      71,453,737
                                                                  --------------
               ENTERTAINMENT - 0.62%
     199,000   Mattel, Inc. ...................................        4,226,760
                                                                  --------------
               FINANCE COMPANIES - 0.46%
      60,900   Household International, Inc. ..................        3,115,035
                                                                  --------------
               FINANCIAL SERVICES - 4.33%
     448,933   Citigroup, Inc. ................................       19,384,927
     156,000   Freddie Mac.....................................       10,225,800
                                                                  --------------
                                                                      29,610,727
                                                                  --------------
               HEALTHCARE - 0.97%
     100,000   Cardinal Health, Inc. ..........................        6,646,000
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.72%
     100,000   HCA, Inc. ......................................        4,913,000
                                                                  --------------
               HOSPITAL SUPPLIES - 1.39%
     155,650   Johnson & Johnson...............................        9,549,128
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - HARDWARE - 4.34%
     385,750 * Cisco Systems, Inc. ............................   $    6,087,135
     132,050 * Dell Computer Corp. ............................        3,545,543
     370,924   Hewlett-Packard Co. ............................        7,080,939
     162,650   International Business Machines.................       13,085,192
                                                                  --------------
                                                                      29,798,809
                                                                  --------------
               INFORMATION PROCESSING - SERVICES - 0.27%
      38,400 * Computer Sciences Corp. ........................        1,819,008
                                                                  --------------
               INFORMATION PROCESSING -SOFTWARE - 6.79%
      93,350 * Automatic Data Processing, Inc. ................        4,846,732
     471,000 * BMC Software, Inc. .............................        7,964,610
     397,000   Computer Associates
               International, Inc. ............................        6,891,920
      79,000   First Data Corp. ...............................        6,256,800
     354,400 * Microsoft Corp. ................................       18,042,504
     317,600 * Oracle Corp. ...................................        2,515,392
                                                                  --------------
                                                                      46,517,958
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 0.93%
      62,900   Marsh & McLennan Companies, Inc. ...............        6,346,610
                                                                  --------------
               INSURANCE - MULTILINE - 2.99%
     325,000   Allstate Corp. .................................       12,506,000
     119,275 + American International Group, Inc. .............        7,987,847
                                                                  --------------
                                                                      20,493,847
                                                                  --------------
               LEISURE TIME - 1.54%
     347,000   Carnival Corp., Class A.........................       10,548,800
                                                                  --------------
               MACHINERY - 0.41%
      53,700   Caterpillar, Inc. ..............................        2,806,899
                                                                  --------------
               MEDICAL TECHNOLOGY - 1.10%
     189,000 * Guidant Corp. ..................................        7,560,000
                                                                  --------------
               MERCHANDISING - DRUG - 0.62%
     132,500   CVS Corp. ......................................        4,243,975
                                                                  --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                   71
             CORE EQUITY FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - FOOD - 2.42%
     582,000 * Kroger Co. .....................................   $   13,007,700
      88,250 * Safeway, Inc. ..................................        3,587,362
                                                                  --------------
                                                                      16,595,062
                                                                  --------------
               MERCHANDISING - MASS - 2.22%
      84,000 * Costco Wholesale Corp. .........................        3,298,680
     220,350   Wal-Mart Stores, Inc. ..........................       11,920,935
                                                                  --------------
                                                                      15,219,615
                                                                  --------------
               METALS - 0.66%
     129,250   Alcoa, Inc. ....................................        4,521,165
                                                                  --------------
               MULTIMEDIA - 1.89%
     267,300 * AOL Time Warner, Inc. ..........................        4,998,510
      85,000 * Viacom, Inc., Class A...........................        4,169,250
      76,800 * Viacom, Inc., Class B...........................        3,760,128
                                                                  --------------
                                                                      12,927,888
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.33%
      87,950   El Paso Corp. ..................................        2,255,918
                                                                  --------------
               OIL AND GAS - 7.97%
     124,000   BP PLC ADR......................................        6,332,680
      52,250   ChevronTexaco Corp. ............................        4,558,812
     480,700   ExxonMobil Corp. ...............................       19,194,351
     204,600   Royal Dutch Petroleum Co. ......................       11,253,000
     151,900   Schlumberger, Ltd. .............................        7,844,116
     146,000   Unocal Corp. ...................................        5,375,720
                                                                  --------------
                                                                      54,558,679
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.60%
      94,600   International Paper Co. ........................        4,077,260
                                                                  --------------
               POLLUTION CONTROL - 0.37%
      91,300   Waste Management, Inc. .........................        2,506,185
                                                                  --------------
               PUBLISHING - NEWS - 0.86%
      77,500   Gannett Co., Inc. ..............................        5,874,500
                                                                  --------------
               RESTAURANTS - 0.60%
     136,300   McDonald's Corp. ...............................        4,080,822
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
             SECURITIES RELATED - 1.19%
      48,750 Goldman Sachs Group, LP...........................   $    3,678,188
     110,250 Merrill Lynch & Co., Inc. ........................        4,488,277
                                                                  --------------
                                                                       8,166,465
                                                                  --------------
             SEMICONDUCTORS - 1.68%
     299,800 Intel Corp. ......................................        8,280,476
     113,050 Texas Instruments, Inc. ..........................        3,241,144
                                                                  --------------
                                                                      11,521,620
                                                                  --------------
             TELECOMMUNICATIONS - 3.32%
     235,000 AT&T Corp. .......................................        2,812,950
     732,300 Motorola, Inc. ...................................       11,709,477
     190,050 Verizon Communications, Inc. .....................        8,172,150
                                                                  --------------
                                                                      22,694,577
                                                                  --------------
             UTILITIES - COMMUNICATION - 1.70%
     339,150 SBC Communications, Inc. .........................       11,629,454
                                                                  --------------
             UTILITIES - ELECTRIC - 4.00%
     149,000 Duke Energy Corp. ................................        4,769,490
      71,000 Exelon Corp. .....................................        3,797,790
     177,650 FPL Group, Inc. ..................................       11,190,173
     173,000 NiSource, Inc. ...................................        4,191,790
      86,000 Pinnacle West Capital Corp. ......................        3,449,460
                                                                  --------------
                                                                      27,398,703
                                                                  --------------
             TOTAL COMMON STOCK
             (Cost $747,406,254)...............................      669,120,567
                                                                  --------------

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 1.36%
             REPURCHASE AGREEMENT
 $ 2,147,000 State Street Bank, 1.70% dated 5/31/02, to be
             repurchased at $2,147,304 on 6/3/02,
             collateralized by Federal National Mortgage
             Association notes, with a market value of
             $2,215,543.......................................   $    2,147,000
   7,159,000 State Street Bank, 1.70% dated 5/31/02, to the
             repurchased at $7,160,014 on 6/3/02,
             collateralized by Federal National Mortgage
             Association notes, with a market value of
             $7,302,712.......................................        7,159,000
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $9,306,000)................................        9,306,000
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $756,712,254) - 99.09%.....................      678,426,567
                                                                 --------------
             Other assets and liabilities net - 0.91%.........        6,215,858
                                                                 --------------
             NET ASSETS - 100.00%.............................   $  684,642,425
                                                                 --------------

    * Non-income producing

    ADR - American Depository Receipts

--------------------------------------------------------------------------------

 72                          LARGE CAP GROWTH FUND         May 31, 2002



--------------------------------------------------
          Average Annual Total Return
--------------------------------------------------
     1 Year                        Since Inception*
--------------------------------------------------
    -16.55%                             -27.65%

* December 11, 2000

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                               Large Cap               S&P 500
                              Growth Fund               Index
                              -----------              -------
12/08/2000                    $10,000.00              $10,000.00
12/29/2000                      8,970.00                9,643.43
03/2001                         7,020.00                8,500.15
06/2001                         7,250.00                8,997.37
09/2001                         6,070.00                7,676.63
12/2001                         6,890.00                8,497.03
03/2002                         6,790.00                8,520.58
05/2002                         6,200.00                7,945.08

   The S&P 500 Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings


   1. Citigroup, Inc. ..........   3.87%
   2. Wal-Mart Stores, Inc. ....   3.39%
   3. Clear Channel
       Communications, Inc. ....   2.87%
   4. Microsoft Corp. ..........   2.84%
   5. Home Depot, Inc. .........   2.73%
   6. General Electric Co. .....   2.28%
   7. Pfizer, Inc. .............   2.27%
   8. Lockheed Martin Corp. ....   2.27%
   9. American Express Co. .....   2.15%
  10. Texas Instruments, Inc. ..   2.08%



MANAGEMENT OVERVIEW
A discussion with SunAmerica Asset Management Co.

How did the Fund perform relative to its benchmark?
SunAmerica Asset Management Co. ("SAAMCo") began managing the Large Cap Growth Fund in January 2002. For the annual period, the Fund underperformed its benchmark index. Suffering along with general equity market malaise, the Fund declined 16.55% for the 12 months ended May 31, 2002. While this return trailed the -13.85% return of the S&P 500, it is impressive to note that this performance outpaced the Lipper U.S. Large-Cap Growth category return of -21.36% for the same time period.

What were the dominant themes the Fund?
Economic rebound is the most dominant theme in the Fund at present. Our focus during the period was on those sectors that would benefit from a recovery including defense, consumer and financial stocks.

Defense companies experienced rapid growth in the 1980s followed by a downturn in the 1990s, leading to industry consolidation. This cycle of change created strong efficiencies in the sector, which leads us to conclude that new incremental orders will enhance profitability. We believe that the operating leverage is enormous.

We continue to believe that the financial sector will outperform in 2002. The credit cycle is going to be quite powerful as the economy improves. Our focus is on credit card issuers, regional banks and some property and casual insurance companies.

Which holdings most enhanced the Fund's performance?
Defense stocks including Lockheed Martin and Raytheon as well as consumer stocks such as Wal-Mart and Kohl's contributed positively to overall performance during the period.

Were there any disappointments in the Fund?
Our exposure to the biotechnology and technology sectors proved the Fund's biggest disappointment. As has been widely publicized, the distress in these high growth sectors continued to act as a drag on the overall market. Holdings in these groups such as IDEC Pharmaceuticals and IBM hurt portfolio performance during the period.

What is your outlook for the next fiscal period?
At SAAMCo, we continue to believe that the economic environment is improving, albeit at a slower pace than was witnessed in the first quarter. Corporate earnings should improve as the year progresses. In fact, second quarter 2002 earnings should represent the first positive quarter in the last five quarters. We believe that the disconnect between the improving economic environment and the collapsing stock market should end as earnings stability returns. Our goal is to stay diversified and to remain focused on those sectors of the economy that will benefit from the economic recovery.

--------------------------------------------------------------------------------

 May 31, 2002   LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS 73

   NUMBER
  OF SHARES                                                         MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 96.62%
               ADVERTISING - 1.02%
      61,248   Omnicom Group, Inc. ..............................   $  5,289,990
                                                                    ------------
               AEROSPACE/DEFENSE - 4.85%
     190,000   Lockheed Martin Corp. ............................     11,789,500
      80,000   Raytheon Co. .....................................      3,536,000
     180,000   Rockwell Collins, Inc. ...........................      4,680,000
      75,000   United Technologies Corp. ........................      5,165,250
                                                                    ------------
                                                                      25,170,750
                                                                    ------------
               AIRLINES - 0.29%
      87,500   Southwest Airlines Co. ...........................      1,490,125
                                                                    ------------
               APPAREL & PRODUCTS - 2.36%
     100,000 * Abercrombie and Fitch Co., Class A................      2,900,000
     250,000 * American Eagle Outfitters, Inc. @.................      5,550,000
     180,000   Limited, Inc. ....................................      3,778,200
                                                                    ------------
                                                                      12,228,200
                                                                    ------------
               APPLIANCES/FURNISHINGS - 0.55%
      75,000 * Furniture Brands International, Inc. .............      2,837,250
                                                                    ------------
               AUTO - CARS - 0.48%
      40,000   General Motors Corp. .............................      2,486,000
                                                                    ------------
               AUTO - REPLACEMENT PARTS - 0.73%
      27,600 * SPX Corp. ........................................      3,795,000
                                                                    ------------
               BANKS - 4.59%
     104,875   Bank of America...................................      7,950,574
     160,000   FleetBoston Financial Corp. ......................      5,638,400
     183,175   J.P. Morgan Chase & Co. ..........................      6,585,141
      70,000   Wells Fargo Co. ..................................      3,668,000
                                                                    ------------
                                                                      23,842,115
                                                                    ------------
               BEVERAGES - 3.33%
     180,000   Coca-Cola Bottling Co. ...........................     10,000,800
      20,000   Diageo PLC ADR....................................      1,016,600
     120,930   PepsiCo, Inc. ....................................      6,285,941
                                                                    ------------
                                                                      17,303,341
                                                                    ------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BROADCASTING - 3.44%
     280,375 * Clear Channel Communications, Inc. .............   $   14,924,361
     103,894 * Comcast Corp., Class A..........................        2,925,655
                                                                  --------------
                                                                      17,850,016
                                                                  --------------
               BUILDING MATERIALS - 3.02%
     340,547   Home Depot, Inc. ...............................       14,197,405
      55,500   Masco Corp. ....................................        1,479,630
                                                                  --------------
                                                                      15,677,035
                                                                  --------------
               CHEMICAL - 0.53%
      60,000   E.I. du Pont de Nemours and Co. ................        2,760,000
                                                                  --------------
               CONGLOMERATES - 2.28%
     380,000   General Electric Co. ...........................       11,833,200
                                                                  --------------
               COSMETICS/TOILETRIES - 0.74%
     108,175   Gillette Co. ...................................        3,847,785
                                                                  --------------
               DRUGS - 7.48%
      80,000   Abbott Laboratories.............................        3,800,000
     108,944 * Amgen, Inc. ....................................        5,189,003
     100,000 * IDEC Pharmaceuticals Corp. .....................        4,289,000
      60,000   Merck & Co., Inc. ..............................        3,426,000
     340,751   Pfizer, Inc. ...................................       11,789,984
      97,552   Pharmacia Corp. ................................        4,213,271
     110,468   Wyeth...........................................        6,130,974
                                                                  --------------
                                                                      38,838,232
                                                                  --------------
               FINANCE COMPANIES - 2.38%
     125,000   Household International, Inc. ..................        6,393,750
     164,750   MBNA Corp. .....................................        5,965,598
                                                                  --------------
                                                                      12,359,348
                                                                  --------------
               FINANCIAL SERVICES - 6.02%
     262,385   American Express Co. ...........................       11,153,986
     465,159   Citigroup, Inc. ................................       20,085,566
                                                                  --------------
                                                                      31,239,552
                                                                  --------------
               FOOTWEAR - 1.05%
     101,775   Nike, Inc., Class B.............................        5,470,406
                                                                  --------------
               FREIGHT - 1.40%
     120,000   United Parcel Service, Inc.,
               Class B.........................................        7,245,600
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HEALTHCARE - 0.64%
      50,000   Cardinal Health, Inc. ..........................   $    3,323,000
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.47%
      50,000   HCA, Inc. ......................................        2,456,500
                                                                  --------------
               HOSPITAL SUPPLIES - 3.05%
     100,021   Baxter International, Inc. .....................        5,371,128
     170,175   Johnson & Johnson...............................       10,440,236
                                                                  --------------
                                                                      15,811,364
                                                                  --------------
               HOUSEHOLD PRODUCTS - 1.05%
     160,000   Newell Rubbermaid, Inc. ........................        5,464,000
                                                                  --------------
               INFORMATION PROCESSING - HARDWARE - 3.07%
     370,000 * Cisco Systems, Inc. ............................        5,838,600
     258,125 * Dell Computer Corp. ............................        6,930,656
      38,975   International Business Machines.................        3,135,539
                                                                  --------------
                                                                      15,904,795
                                                                  --------------
               INFORMATION PROCESSING - SERVICES - 0.65%
     120,000 * SunGard Data Systems, Inc. .....................        3,374,400
                                                                  --------------
               INFORMATION PROCESSING - SOFTWARE - 4.80%
     150,000   Adobe Systems, Inc. ............................        5,415,000
      60,000   First Data Corp. ...............................        4,752,000
     290,000 * Microsoft Corp. ................................       14,763,900
                                                                  --------------
                                                                      24,930,900
                                                                  --------------
               INSURANCE - CASUALTY - 0.58%
      40,000   Chubb Corp. ....................................        3,006,400
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 1.81%
       3,810 * Berkshire Hathaway, Inc., Class B...............        9,418,320
                                                                  --------------
               INSURANCE - MULTILINE - 1.99%
     130,000   Allstate Corp. .................................        5,002,400
     160,000   MetLife, Inc. ..................................        5,316,800
                                                                  --------------
                                                                      10,319,200
                                                                  --------------

--------------------------------------------------------------------------------

 74                                                   May 31, 2002
          LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                 MARKET VALUE

--------------------------------------------------------------------------------
               LEISURE TIME - 1.32%
     225,000   Carnival Corp., Class A...................   $  6,840,000
                                                            ------------
               MACHINERY - 2.04%
     140,000   Caterpillar, Inc. ........................      7,317,800
      70,000   Deere & Co. ..............................      3,290,000
                                                            ------------
                                                              10,607,800
                                                            ------------
               MEDICAL TECHNOLOGY - 0.68%
     100,000 * Genentech, Inc. ..........................      3,550,000
                                                            ------------
               MERCHANDISING - DEPARTMENT - 2.48%
     102,758 * Kohl's Corp. .............................      7,706,850
     125,000   Target Corp. .............................      5,181,250
                                                            ------------
                                                              12,888,100
                                                            ------------
               MERCHANDISING - MASS - 3.39%
     325,000   Wal-Mart Stores, Inc. ....................     17,582,500
                                                            ------------
               MERCHANDISING - SPECIALTY - 2.23%
     125,025 * Best Buy Co., Inc. .......................      5,776,155
     100,000 * Linens 'N Things, Inc. @..................      3,070,000
     150,000 * Office Depot, Inc. .......................      2,742,000
                                                            ------------
                                                              11,588,155
                                                            ------------
               MULTIMEDIA - 2.35%
     175,000 * AOL Time Warner, Inc. ....................      3,272,500
     182,804 * Viacom, Inc., Class B.....................      8,950,084
                                                            ------------
                                                              12,222,584
                                                            ------------
               OIL AND GAS - 6.16%
      50,000   Anadarko Petroleum Corp. .................      2,537,500
      50,000   Apache Corp. .............................      2,784,000
     170,000   Ensco International, Inc. ................      5,567,500
     125,000   ExxonMobil Corp. .........................      4,991,250
      90,000   GlobalSantaFe Corp. ......................      3,037,500
     130,000 * Nabors Industries, Inc. ..................      5,707,000
     100,000 * Smith International, Inc. @...............      7,338,000
                                                            ------------
                                                              31,962,750
                                                            ------------
               SECURITIES RELATED - 2.61%
      75,000   Lehman Brothers Holdings, Inc. ...........      4,575,000
     120,000   Merrill Lynch & Co., Inc. ................      4,885,200
      90,000   Morgan Stanley Dean Witter & Co. .........      4,091,400
                                                            ------------
                                                              13,551,600
                                                            ------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

-------------------------------------------------------------------------------
               SEMICONDUCTORS - 7.43%
     450,000 * Advanced Micro Devices, Inc. ....................   $  5,143,500
     100,000 * Applied Materials, Inc. .........................      2,218,000
     350,198   Intel Corp. .....................................      9,672,469
     240,000 * Micron Technology, Inc. .........................      5,659,200
     120,000 * Novellus Systems, Inc. ..........................      5,097,600
     376,750   Texas Instruments, Inc. .........................     10,801,422
                                                                   ------------
                                                                     38,592,191
                                                                   ------------
               TELECOMMUNICATIONS - 0.49%
      80,000 * Qualcomm, Inc. ..................................      2,531,200
                                                                   ------------
               TOBACCO - 0.79%
      71,925   Philip Morris Companies, Inc. ...................      4,117,706
                                                                   ------------
               TOTAL COMMON STOCK
               (Cost $524,771,217)..............................    501,607,410
                                                                   ------------
     PAR
    VALUE
 -----------
               WARRANTS - 0.00%
               INFORMATION PROCESSING - SOFTWARE
 $     2,982   PER-SE Technologies, Inc.
               (Cost $149)......................................            149
                                                                   ------------
               SHORT-TERM INVESTMENTS - 2.92%
               REPURCHASE AGREEMENTS
  11,000,000   State Street Bank, 1.68% dated 5/31/02 to be
               repurchased at $11,001,540 on 6/03/02,
               collateralized by United States Treasury Bills,
               1.76%, 11/29/02, with a market value
               of $11,222,365...................................     11,000,000
                                                                   ------------
   4,148,000   State Street Bank Joint Repurchase Agreement (See
               Note 5)..........................................      4,148,000
                                                                   ------------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $15,148,000)...............................     15,148,000
                                                                   ------------

                                                                    MARKET VALUE

--------------------------------------------------------------------------------
             TOTAL INVESTMENTS
             (Cost $539,919,366) - 99.54%........................   $516,755,559
             Other assets and liabilities,
             net - 0.46%.........................................      2,373,682
                                                                    ------------
             NET ASSETS - 100%...................................   $519,129,241
                                                                    ------------

     * Non-income producing
     @ The security or a portion thereof is out on loan (see Note 6) ADR - American Depository Receipt

--------------------------------------------------------------------------------

 May 31, 2002                 GROWTH & INCOME FUND              75


---------------------------------------------------------
                Average Annual Total Return
---------------------------------------------------------
      1 Year             5 Years         Since Inception*
---------------------------------------------------------
     -11.36%              3.97%                 9.93%

* April 29, 1994

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                      Growth &               S&P 500
                     Income Fund              Index
                     -----------             -------
4/29/1994            $10,000.00             $10,000.00
12/1994                9,999.48              10,398.17
12/1995               13,184.85              14,305.61
12/1996               16,259.21              17,591.44
12/1997               20,134.57              23,459.84
12/1998               23,066.36              30,164.80
12/1999               28,332.46              36,513.60
12/2000               25,254.90              33,189.24
12/2001               22,710.24              29,244.85
5/31/2001             21,497.64              27,344.47

   The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. Citigroup, Inc. .....................  2.93%
   2. Microsoft Corp. .....................  2.65%
   3. General Electric Co. ................  2.54%
   4. Philip Morris Companies, Inc. .......  2.46%
   5. Wal-Mart Stores, Inc. ...............  2.45%
   6. Johnson & Johnson....................  2.08%
   7. Bank of America .....................  2.06%
   8. Clear Channel Communication .........  1.93%
   9. J.P. Morgan Chase & Co. .............  1.83%
  10. Lockheed Martin Corp. ...............  1.71%




MANAGEMENT OVERVIEW
A discussion with SunAmerica Asset Management Corp.

How did the Fund perform relative to its benchmark?
SAAMCo began managing the Growth & Income Fund in January 2002. For the annual period, the Fund outperformed its benchmark index in a very difficult environment. Suffering along with the majority of the equity market, the Fund declined 11.36% for the 12 months ended May 31, 2002. On a relative basis, however, the portfolio performed quite well, outperforming the -13.85% return of the S&P 500 Index for the same time frame.

What were the dominant themes the Fund?
Our goal has been to focus on those sectors that will benefit as the economy continues to improve. As such, dominant fund themes have centered around the energy, defense and financial sectors.

Which holdings most enhanced the Fund's performance?
Preservation of capital is fundamental in a lackluster equity market environment. Several of our energy holdings such as Nabors Industries and Tidewater helped to enhance performance over the period. Our positions in energy reflect our expectation that energy use will increase as the economy improves. It is also likely, given the history of the protracted conflict in the Middle East, that disputes in this region may continue for quite some time. As a result of the current unrest, crude oil prices have been driven up and are likely to remain high at least near term, until some degree of stability is restored to the region. Another consideration underlying our energy position's performance, a number of stocks in this group were undervalued in late 2001 and early 2002, providing our portfolio with attractive entry points. Financials, including Bank of America and Household International, proved beneficial contributors to the Fund as well.

Were there any disappointments in the Fund?
Perhaps the biggest disappointment to the Fund was our exposure to large capitalization pharmaceutical stocks such as Pfizer and Merck. This group suffered amid slowing growth rates and sector rotation into healthcare services. Telecommunications services companies, including Verizon and Southwestern Bell, also hurt performance due to the widely publicized distress in this sector.

What is your outlook for the next fiscal period?
At SAAMCO, we continue to believe that the economic environment is improving, albeit at a slower pace than was witnessed in the first quarter. Corporate earnings should improve as the year progresses. In fact, second quarter 2002 earnings should represent the first positive quarter in the last five quarters. We believe that the disconnect between the improving economic environment and the collapsing stock market should end as earnings stability returns. Our goal is to stay diversified and to remain focused on those sectors of the economy that will benefit from the economic recovery.

--------------------------------------------------------------------------------

 76                                                   May 31, 2002
                 GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              COMMON STOCK - 94.13%
              ADVERTISING - 0.59%
     15,000   Omnicom Group, Inc. ...............................   $  1,295,550
                                                                    ------------
              AEROSPACE/DEFENSE - 3.96%
     35,000   Boeing Co. ........................................      1,492,750
     60,700   Lockheed Martin Corp. .............................      3,766,435
     40,000   Raytheon Co. ......................................      1,768,000
     25,000   United Technologies Corp. .........................      1,721,750
                                                                    ------------
                                                                       8,748,935
                                                                    ------------
              APPAREL & PRODUCTS - 0.66%
     65,900 * American Eagle Outfitters, Inc. @..................      1,462,980
                                                                    ------------
              AUTO - CARS - 1.88%
    130,000   Ford Motor Co. ....................................      2,294,500
     30,000   General Motors Corp. ..............................      1,864,500
                                                                    ------------
                                                                       4,159,000
                                                                    ------------
              AUTO - REPLACEMENT PARTS - 1.10%
     35,000   Genuine Parts Co. .................................      1,279,250
      8,400 * SPX Corp. .........................................      1,155,000
                                                                    ------------
                                                                       2,434,250
                                                                    ------------
              BANKS - 9.07%
     60,000   Bank of America....................................      4,548,600
     50,000   BankOne Corp. .....................................      2,031,500
     26,250   Commerce Bancshares, Inc. .........................      1,186,762
     64,300   FleetBoston Financial Corp. .......................      2,265,932
    112,500   J.P. Morgan Chase & Co. ...........................      4,044,375
     30,000   Mellon Financial Corp. ............................      1,113,000
     40,000   Wachovia Corp. ....................................      1,534,800
     50,000   Wells Fargo Co. ...................................      2,620,000
     15,000   Westamerica Bancorp. ..............................        667,200
                                                                    ------------
                                                                      20,012,169
                                                                    ------------
              BEVERAGES - 4.54%
     30,000   Anheuser-Busch Companies, Inc. ....................      1,548,300
     60,000   Coca-Cola Bottling Co. ............................      3,333,600
     50,000   Diageo PLC ADR ....................................      2,541,500
     50,000   PepsiCo, Inc. .....................................      2,599,000
                                                                    ------------
                                                                      10,022,400
                                                                    ------------

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              BROADCASTING - 2.38%
     80,000 * Clear Channel Communications, Inc. ................   $  4,258,400
     35,000 * Comcast Corp., Class A.............................        985,600
                                                                    ------------
                                                                       5,244,000
                                                                    ------------
              BUILDING MATERIALS - 3.83%
     70,000   Home Depot, Inc. ..................................      2,918,300
    100,000   Masco Corp. .......................................      2,666,000
     50,000   Sherwin-Williams Co. ..............................      1,580,000
     27,000   Vulcan Materials Co. ..............................      1,291,410
                                                                    ------------
                                                                       8,455,710
                                                                    ------------
              CHEMICAL - 3.31%
     25,000   E.I. du Pont de Nemours and Co. ...................      1,150,000
     50,000   Engelhard Corp. ...................................      1,556,000
     80,000   Lyondell Chemical Co. .............................      1,313,600
     35,000   Praxair, Inc. .....................................      1,960,000
     35,000   Rohm and Haas Co. .................................      1,318,800
                                                                    ------------
                                                                       7,298,400
                                                                    ------------
              COMMERCIAL SERVICES - 0.50%
     60,000 * Cendant Corp. .....................................      1,096,800
                                                                    ------------
              CONGLOMERATES - 2.96%
    180,000   General Electric Co. ..............................      5,605,200
     20,000   Textron, Inc. .....................................        938,400
                                                                    ------------
                                                                       6,543,600
                                                                    ------------
              CONTAINERS - PAPER - 0.57%
     25,000   Bemis Co., Inc. ...................................      1,247,500
                                                                    ------------
              COSMETICS/TOILETRIES - 1.24%
     25,000   Avon Products, Inc. ...............................      1,323,750
     40,000   Gillette Co. ......................................      1,422,800
                                                                    ------------
                                                                       2,746,550
                                                                    ------------
              DRUGS - 4.42%
     22,500   Abbott Laboratories................................      1,068,750
     24,000 * Amgen, Inc. .......................................      1,143,120
     30,000   Merck & Co., Inc. .................................      1,713,000
     75,000   Pfizer, Inc. ......................................      2,595,000
     30,000   Pharmacia Corp. ...................................      1,295,700
     35,000   Wyeth..............................................      1,942,500
                                                                    ------------
                                                                       9,758,070
                                                                    ------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONICS/ELECTRICAL EQUIPMENT - 0.60%
      15,000   Johnson Controls, Inc. .........................   $    1,320,900
                                                                  --------------
               FERTILIZERS - 1.14%
     180,000   IMC Global, Inc. ...............................        2,523,600
                                                                  --------------
               FINANCE COMPANIES - 1.16%
      50,000   Household International, Inc. ..................        2,557,500
                                                                  --------------
               FINANCIAL SERVICES - 3.80%
      45,000   American Express Co. ...........................        1,912,950
     150,000   Citigroup, Inc. ................................        6,477,000
                                                                  --------------
                                                                       8,389,950
                                                                  --------------
               FOODS - 0.56%
      50,000   ConAgra, Inc. ..................................        1,230,500
                                                                  --------------
               FREIGHT - 0.14%
       5,000   United Parcel Service, Inc., Class B............          301,900
                                                                  --------------
               HEALTHCARE - 0.60%
      20,000   Cardinal Health, Inc. ..........................        1,329,200
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.60%
      30,000   PACCAR, Inc. ...................................        1,327,200
                                                                  --------------
               HOME BUILDERS - 0.42%
      17,000   Pulte Corp. ....................................          921,910
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.45%
      20,000   HCA, Inc. ......................................          982,600
                                                                  --------------
               HOSPITAL SUPPLIES - 2.08%
      75,000   Johnson & Johnson...............................        4,601,250
                                                                  --------------
               HOUSEHOLD PRODUCTS - 1.48%
      45,000   Clorox Co. .....................................        2,061,000
      35,000   Newell Rubbermaid, Inc. ........................        1,195,250
                                                                  --------------
                                                                       3,256,250
                                                                  --------------
               INFORMATION PROCESSING - HARDWARE - 2.91%
     100,000 * Cisco Systems, Inc. ............................        1,578,000
      65,000 * Dell Computer Corp. ............................        1,745,250
     100,000   Hewlett-Packard Co. ............................        1,909,000
      15,000   International Business Machines.................        1,206,750
                                                                  --------------
                                                                       6,439,000
                                                                  --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                   77
           GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              INFORMATION PROCESSING - SOFTWARE - 2.65%
    115,000 * Microsoft Corp. ...................................   $  5,854,650
                                                                    ------------
              INSURANCE - MULTILINE - 1.44%
     30,000   Allstate Corp. ....................................      1,154,400
     30,250 + American International Group, Inc. ................      2,025,843
                                                                    ------------
                                                                       3,180,243
                                                                    ------------
              MACHINERY - 2.05%
     40,000   Caterpillar, Inc. .................................      2,090,800
     25,000   Deere & Co. .......................................      1,175,000
     25,000   Ingersoll Rand Company, Ltd.,
              Class A............................................      1,258,750
                                                                    ------------
                                                                       4,524,550
                                                                    ------------
              MEDICAL TECHNOLOGY - 1.13%
     50,000 * Genentech, Inc. ...................................      1,775,000
     18,000 * Guidant Corp. .....................................        720,000
                                                                    ------------
                                                                       2,495,000
                                                                    ------------
              MERCHANDISING - DEPARTMENT - 3.18%
     30,000 * Federated Department Stores, Inc. .................      1,242,300
     25,000 * Kohl's Corp. ......................................      1,875,000
     45,000   Sears, Roebuck and Co. ............................      2,657,250
     30,000   Target Corp. ......................................      1,243,500
                                                                    ------------
                                                                       7,018,050
                                                                    ------------
              MERCHANDISING - MASS - 2.45%
    100,000   Wal-Mart Stores, Inc. .............................      5,410,000
                                                                    ------------
              MERCHANDISING - SPECIALTY - 1.62%
     30,000 * Best Buy Co., Inc. ................................      1,386,000
    120,000 * Office Depot, Inc. ................................      2,193,600
                                                                    ------------
                                                                       3,579,600
                                                                    ------------
              MULTIMEDIA - 1.28%
     60,000 * AOL Time Warner, Inc. .............................      1,122,000
     35,000 * Viacom, Inc., Class B .............................      1,713,600
                                                                    ------------
                                                                       2,835,600
                                                                    ------------

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              OIL & GAS - 6.81%
     25,000   Anadarko Petroleum Corp. ..........................   $  1,268,750
     30,000   Apache Corp. ......................................      1,670,400
    100,000   Ensco International, Inc. .........................      3,275,000
     15,000   EOG Resources, Inc. ...............................        615,000
     70,000   ExxonMobil Corp. ..................................      2,795,100
     40,000 * Nabors Industries, Inc. ...........................      1,756,000
    100,000   Ocean Energy, Inc. ................................      2,223,000
     35,000   Tidewater, Inc. ...................................      1,426,250
                                                                    ------------
                                                                      15,029,500
                                                                    ------------
              PAPER/FOREST PRODUCTS - 1.18%
     20,000   Avery Dennison Corp. ..............................      1,307,400
     30,000   International Paper Co. ...........................      1,293,000
                                                                    ------------
                                                                       2,600,400
                                                                    ------------
              RAILROAD - 0.51%
     40,000   Burlington Northern Santa Fe Corp. ................      1,132,000
                                                                    ------------
              RESTAURANTS - 1.08%
     80,000   McDonald's Corp. ..................................      2,395,200
                                                                    ------------
              SAVINGS & LOAN - 1.06%
     60,000   Washington Mutual, Inc. ...........................      2,332,200
                                                                    ------------
              SECURITIES RELATED - 2.33%
    100,000   Charles Schwab Corp. ..............................      1,209,000
     15,000   Lehman Brothers Holdings, Inc. ....................        915,000
     35,000   Merrill Lynch & Co., Inc. .........................      1,424,850
     35,000   Morgan Stanley Dean Witter & Co. ..................      1,591,100
                                                                    ------------
                                                                       5,139,950
                                                                    ------------
              SEMICONDUCTORS - 2.15%
     50,000 * Applied Materials, Inc. ...........................      1,109,000
     90,000   Intel Corp. .......................................      2,485,800
     40,000   Texas Instruments, Inc. ...........................      1,146,800
                                                                    ------------
                                                                       4,741,600
                                                                    ------------
              TELECOMMUNICATIONS - 1.43%
    150,000 * AT&T Wireless Services, Inc. ......................      1,216,500
     45,000   Verizon Communications, Inc. ......................      1,935,000
                                                                    ------------
                                                                       3,151,500
                                                                    ------------
              TOBACCO - 3.07%
     95,000   Philip Morris Companies, Inc. .....................      5,438,750
     35,000   UST, Inc. .........................................      1,341,550
                                                                    ------------
                                                                       6,780,300
                                                                    ------------

   NUMBER
 OF SHARES                                                         MARKET VALUE

-------------------------------------------------------------------------------
            UTILITIES - COMMUNICATION - 0.78%
     50,000 SBC Communications, Inc. ...........................   $  1,714,500
                                                                   ------------
            UTILITIES - ELECTRIC - 0.98%
     80,000 Southern Co. .......................................      2,160,000
                                                                   ------------
            TOTAL COMMON STOCK
            (Cost $209,357,303).................................    207,782,517
                                                                   ------------
    PAR
   VALUE
  -------

            SHORT-TERM INVESTMENTS - 4.33%
            REPURCHASE AGREEMENT
 $9,553,000 State Street Bank & Trust Co.
            Joint Repurchase Agreement Account (See Note 5)
            (Cost $9,553,000)...................................      9,553,000
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $218,910,303) - 98.46%........................    217,335,517
                                                                   ------------
            Other assets and liabilities,
            net - 1.54%.........................................      3,409,632
                                                                   ------------
            NET ASSETS - 100%...................................   $220,745,149
                                                                   ------------
            * Non-income producing
            ADR-American Depository Receipt
            @ The security or a portion thereof is out on loan
              (see Note 6)

--------------------------------------------------------------------------------

 78                          INCOME & GROWTH FUND           May 31, 2002



------------------------------------------------
           Average Annual Total Return
------------------------------------------------
       1 Year                    Since Inception*
------------------------------------------------
       -10.58%                       -19.21%

* December 11, 2000

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                   Income & Growth           S&P 500
                        Fund                  Index
                   ----------------          -------
12/8/2000             $10,000.00            $10,000.00
12/29/2000              9,790.00              9,643.43
3/2001                  8,768.18              8,500.15
6/2001                  9,397.73              8,997.37
9/2001                  8,134.00              7,676.63
12/2001                 8,970.99              8,497.03
3/2002                  9,074.02              8,520.58
5/31/2002               8,620.21              7,945.08


   The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. Bank of America....................   3.38%
   2. Citigroup, Inc. ...................   2.96%
   3. General Electric Co. ..............   2.56%
   4. Pfizer, Inc. ......................   2.51%
   5. ExxonMobil Corp....................   2.34%
   6. Microsoft Corp.....................   2.32%
   7. Merck & Co., Inc. .................   2.31%
   8. Verizon Communications, Inc. ......   2.07%
   9. Sears, Roebuck and Co. ............   2.06%
  10. Occidental Petroleum Corp. ........   1.94%



MANAGEMENT OVERVIEW
A discussion with American Century Investment Management, Inc.

How did the Fund perform relative to its benchmark?
Income & Growth declined -10.58% for the year, holding its value better than the S&P 500 Index, which declined -13.85%. It was good to outperform the index, but the negative tone of economic and earnings data weighed heavily on the large-cap market.

What were the dominant themes the Fund?
The S&P 500 Index and the Fund declined, reacting to global economic weakness and some of the worst corporate profits in decades. The Fund's management team continued its use of quantitative models along with active management and risk controls to select stocks. The Fund maintained a structured, disciplined investment approach for both stock selection and portfolio construction, while incorporating both growth and value measures (with a value tilt) to seek consistent long-term performance. The Fund's value orientation worked well in the down market, as value stocks outperformed growth shares by a wide margin. Holding some medium-sized companies also helped, as the biggest large-cap growth stocks fell hardest.

Which holdings most enhanced the Fund's performance?
Stock selection worked relatively well in most sectors--adding value relative to the index in sectors that account for about 90% of the S&P 500's total market capitalization. The Fund's best relative performances were in the financial and consumer-cyclical sectors.

Financial stocks fell along with the stock market, as investors worried about exposure to bad loans and accounting misdeeds. Meanwhile, Bank of America--one of the Fund's biggest holdings--advanced steadily. And some of the portfolio's regional banks like UnionBanCal and First Tennessee National posted strong gains as the market declined. Income & Growth also held several strong mid-cap performers in the property and casualty industry like Old Republic International, Fidelity National, Radian, First American, and PMI Group.

Consumer spending drove economic growth during the year. As a result, the consumer-cyclicals sector was the biggest positive contributor to the S&P 500. One of the Fund's best trades was overweighting Sears, which gained about 50% during the period. Homebuilding stocks were also on fire during the period, as home sales cruised slightly below their record-breaking clip. A couple of our best performers were homebuilders like Lennar, KB Home, and Ryland.

Were there any disappointments in the Fund?
Stock selection in chemicals didn't work very well. Underweighting the market leaders like 3M, Dupont, and Dow Chemical detracted from performance as those share rallied. In addition, some household names in the consumer non-cyclicals sector like Coca Cola, Anheuser Busch, and Phillip Morris rallied on defensive buying, but the Fund underweighted those stocks relative to the S&P 500 because their prices seemed too high relative to their growth potential.

The Fund also had slightly more exposure to the telecommunications sector-- their relatively cheap prices and high dividend yields seemed attractive. Unfortunately, telecom stocks continued to decline. The Fund focused on the biggest, most stable telecom stocks like BellSouth, Southwestern Bell, and Verizon. That positioning was better than holding most other telecom stocks, but even those stocks underperformed the broader market by a wide margin.

What is your outlook for the next fiscal period?
The market will watch closely to see if the economic recovery will translate into strong corporate profits. Stock valuations are relatively high, which means profits will probably have to grow considerably or the highest-priced stocks could fall further. Conversely, if earnings start exceeding expectations, stocks could rally. The management team will continue to focus on building the portfolio based on analysis of individual companies. They will continue to adhere to their disciplined process, while looking to add value through security selection and measured risk-taking.

-------------------------------------------------------------------------------

 May 31, 2002    INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS 79

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 98.11%
               ADVERTISING - 0.14%
       3,900   Omnicom Group, Inc. ............................   $      336,843
                                                                  --------------
               AEROSPACE/DEFENSE - 1.82%
      27,580   Boeing Co. .....................................        1,176,287
      21,291   Goodrich (B.F.) Co. ............................          711,332
       4,800   Honeywell International, Inc. ..................          188,160
       7,460 * L-3 Communications Holdings, Inc. @.............          470,726
       3,000   Northrop Grumman Corp. .........................          363,930
      20,000   United Technologies Corp. ......................        1,377,400
                                                                  --------------
                                                                       4,287,835
                                                                  --------------
               AIRLINES - 0.18%
       5,300   Delta Air Lines, Inc. ..........................          139,125
      17,800   Southwest Airlines Co. .........................          303,134
                                                                  --------------
                                                                         442,259
                                                                  --------------
               APPAREL & PRODUCTS - 0.03%
       3,300   Limited, Inc. ..................................           69,267
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.44%
      14,400   Whirlpool Corp. ................................        1,028,160
                                                                  --------------
               AUTO - CARS - 0.29%
       7,200   Ford Motor Company Capital Trust I..............          436,680
       8,900 * General Motors Corp. ...........................          254,985
                                                                  --------------
                                                                         691,665
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 1.42%
      26,500 * Lear Corp. .....................................        1,224,830
      29,700   Magna International, Inc., Class A @............        2,108,700
                                                                  --------------
                                                                       3,333,530
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.44%
       7,500 * SPX Corp. ......................................        1,031,250
                                                                  --------------
               BANKS - 6.08%
      47,200   AmSouth Bancorp. ...............................        1,047,840
     104,800   Bank of America.................................        7,944,888
       4,300   BankOne Corp. ..................................          174,709
      15,100   Comerica, Inc. .................................          967,910
      34,000   First American Corp., Class A...................          754,800
      27,069   First Tennessee National Corp. .................        1,054,338

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - Continued
       7,900   Hibernia Corp., Class A.........................   $      158,553
       3,700   National City Corp. ............................          123,136
      10,400   SunTrust Banks, Inc. ...........................          710,320
       3,500   Union Planters Corp. ...........................          175,595
      24,500   UnionBanCal Corp. ..............................        1,201,480
                                                                  --------------
                                                                      14,313,569
                                                                  --------------
               BEVERAGES - 0.71%
      32,100   PepsiCo, Inc. ..................................        1,668,558
                                                                  --------------
               BROADCASTING - 0.16%
       8,095 * Cablevision Systems Corp. @.....................          168,133
       7,400 * USA Networks, Inc. .............................          210,900
                                                                  --------------
                                                                         379,033
                                                                  --------------
               BUILDING MATERIALS - 0.38%
       3,300   Home Depot, Inc. ...............................          137,577
       7,800   RPM, Inc. ......................................          122,772
       4,367 * Shaw Group, Inc. @..............................          146,076
       1,800   Sherwin-Williams Co. ...........................           56,880
      11,924   York International Corp. .......................          422,706
                                                                  --------------
                                                                         886,011
                                                                  --------------
               CHEMICAL - 1.20%
      45,600   Ashland Oil, Inc. ..............................        1,732,344
      31,300   Lubrizol Corp. .................................        1,095,813
                                                                  --------------
                                                                       2,828,157
                                                                  --------------
               COMMERCIAL SERVICES - 1.09%
      24,500 * Cendant Corp. ..................................          447,860
       7,200 * Rent-A-Center, Inc. ............................          408,600
       8,700 * United Rentals, Inc. ...........................          203,058
      50,700   Viad Corp. .....................................        1,504,269
                                                                  --------------
                                                                       2,563,787
                                                                  --------------
               CONGLOMERATES - 2.89%
     193,200   General Electric Co. ...........................        6,016,248
      35,397   Tyco International, Ltd. .......................          776,964
                                                                  --------------
                                                                       6,793,212
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.27%
      15,400   Ball Corp. .....................................          640,332
                                                                  --------------
               COSMETICS/TOILETRIES - 1.75%
      46,000   Procter & Gamble Co. ...........................        4,119,300
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - 9.14%
      18,200 * Barr Laboratories, Inc. @.......................   $    1,211,028
      72,700   Bristol Myers Squibb Co. .......................        2,262,424
      13,000   Eli Lilly & Co. ................................          841,100
      95,200   Merck & Co., Inc. ..............................        5,435,920
      69,200   Mylan Laboratories, Inc. .......................        2,141,048
      16,300 * NBTY, Inc. .....................................          265,038
     170,500   Pfizer, Inc. ...................................        5,899,300
      35,800   Pharmacia Corp. ................................        1,546,202
      35,700   Schering-Plough Corp. ..........................          944,265
      14,700 * Watson Pharmaceuticals, Inc. ...................          382,200
      10,400   Wyeth...........................................          577,200
                                                                  --------------
                                                                      21,505,725
                                                                  --------------
               ELECTRONICS/ELECTRICAL EQUIPMENT - 3.00%
      33,344 * Arrow Electronics, Inc. ........................          834,267
      54,400   Avnet, Inc. ....................................        1,258,272
      19,800 * Celestica, Inc. ................................          584,496
      19,182 * Fisher Scientific International, Inc. ..........          589,846
      19,800   Johnson Controls, Inc. .........................        1,743,588
       3,900 * Nvidia Corp. @..................................          130,494
      37,200   Pitney Bowes, Inc. .............................        1,523,340
      43,200 * Xerox Corp. @...................................          387,504
                                                                  --------------
                                                                       7,051,807
                                                                  --------------
               ENTERTAINMENT - 0.20%
      16,900   Blockbuster, Inc., Class A......................          464,750
                                                                  --------------
               FINANCE COMPANIES - 0.64%
       4,089   Countrywide Credit Industries, Inc. ............          201,629
      12,600   Household International, Inc. ..................          644,490
       4,100   MBNA Corp. .....................................          148,461
      35,500   Metris Companies, Inc. @........................          522,560
                                                                  --------------
                                                                       1,517,140
                                                                  --------------
               FINANCIAL SERVICES - 6.11%
     161,500   Citigroup, Inc. ................................        6,973,570
      51,700   Fannie Mae......................................        4,136,517
      50,000   Freddie Mac.....................................        3,277,500
                                                                  --------------
                                                                      14,387,587
                                                                  --------------

--------------------------------------------------------------------------------

 80                                                   May 31, 2002
           INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOODS - 2.45%
      49,330   Archer Daniels Midland Co. .....................   $      717,752
      83,200   ConAgra, Inc. ..................................        2,047,552
      17,600   Dole Food Co., Inc. ............................          585,552
       8,400   Kellogg Co. ....................................          308,280
      77,200   Tyson Foods, Inc., Class A......................        1,139,472
      14,700   Unilever NV.....................................          963,144
                                                                  --------------
                                                                       5,761,752
                                                                  --------------
               FREIGHT - 0.16%
       6,900 * FedEx Corp. ....................................          372,255
                                                                  --------------
               HEALTHCARE - 0.78%
       2,689   Cardinal Health, Inc. ..........................          178,711
       2,200 * Health Net, Inc. ...............................           63,690
      16,896 * Oxford Health Plans, Inc. ......................          814,387
      10,500 * Wellpoint Health Networks, Inc., Class A........          778,680
                                                                  --------------
                                                                       1,835,468
                                                                  --------------
               HOME BUILDERS - 0.98%
      10,100   KB Home.........................................          520,453
      16,600   Lennar Corp. ...................................          908,352
      16,400   Ryland Group, Inc. @............................          885,600
                                                                  --------------
                                                                       2,314,405
                                                                  --------------
               HOSPITAL SUPPLIES - 1.76%
         700   AmerisourceBergen Corp. ........................           53,963
      66,800   Johnson & Johnson...............................        4,098,180
                                                                  --------------
                                                                       4,152,143
                                                                  --------------
               HOUSEHOLD PRODUCTS - 0.34%
      14,500   Clorox Co. .....................................          664,100
       5,774   Tupperware Corp. ...............................          127,779
                                                                  --------------
                                                                         791,879
                                                                  --------------
               INFORMATION PROCESSING - HARDWARE - 4.03%
     132,900 * Cisco Systems, Inc. ............................        2,097,162
      27,691 * Dell Computer Corp. ............................          743,503
      92,215   Hewlett-Packard Co. ............................        1,760,385
      44,300   International Business Machines.................        3,563,935
      21,900 * Storage Technology Corp. .......................          394,200
      22,900 * Tech Data Corp. ................................          922,183
                                                                  --------------
                                                                       9,481,368
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - SERVICES - 1.37%
      18,900 * Anixter International, Inc. ....................   $      532,035
      11,340 * Computer Sciences Corp. ........................          537,176
       1,400 * CSG Systems International, Inc. ................           37,142
      33,700   Electronic Data Systems Corp. ..................        1,780,034
       7,868   Reynolds and Reynolds Co., Class A..............          239,580
       6,500 * VeriSign, Inc. @................................           62,920
       2,400 * Yahoo, Inc. ....................................           38,448
                                                                  --------------
                                                                       3,227,335
                                                                  --------------
               INFORMATION PROCESSING - SOFTWARE - 3.15%
       5,500   Autodesk, Inc. .................................           74,250
      16,300   First Data Corp. ...............................        1,290,960
     107,200 * Microsoft Corp. ................................        5,457,552
      75,600 * Oracle Corp. ...................................          598,752
                                                                  --------------
                                                                       7,421,514
                                                                  --------------
               INSURANCE - CASUALTY - 1.10%
      76,450   Fidelity National Financial, Inc. ..............        2,340,134
       4,404   Progressive Corp. ..............................          260,761
                                                                  --------------
                                                                       2,600,895
                                                                  --------------
               INSURANCE - LIFE - 1.95%
       1,500   Amerus Group Co. ...............................           53,175
      26,170   CIGNA Corp. ....................................        2,775,329
       6,600   Jefferson-Pilot Corp. ..........................          314,226
      28,270   Lincoln National Corp. .........................        1,267,061
       5,200   Protective Life Corp. ..........................          173,992
                                                                  --------------
                                                                       4,583,783
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 0.41%
       7,422   PMI Group, Inc. ................................          635,323
       6,300   Radian Group, Inc. .............................          342,090
                                                                  --------------
                                                                         977,413
                                                                  --------------
               INSURANCE - MULTILINE - 1.11%
      11,300 + American International Group, Inc. .............          756,761
         300   Hartford Financial Services Group, Inc. ........           19,800
      55,600   Old Republic International Corp. ...............        1,845,920
                                                                  --------------
                                                                       2,622,481
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               LEISURE TIME - 0.48%
       4,200 * Argosy Gaming Co. ..............................   $      144,480
      32,431   Carnival Corp., Class A.........................          985,902
                                                                  --------------
                                                                       1,130,382
                                                                  --------------
               MACHINERY - 1.07%
      40,159 * Agco Corp. .....................................          833,299
      15,100   Cooper Industries, Ltd., Class A................          654,887
      47,089   Rockwell International Corp. ...................        1,033,133
                                                                  --------------
                                                                       2,521,319
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 3.15%
       7,900   Dillards, Inc., Class A.........................          237,237
      40,300 * Federated Department Stores, Inc. ..............        1,668,823
       9,000   J.C. Penney Co., Inc. ..........................          220,140
       7,700   May Department Stores Co. ......................          270,886
       7,950   Pier 1 Imports, Inc. ...........................          160,749
      82,200   Sears, Roebuck and Co. .........................        4,853,910
                                                                  --------------
                                                                       7,411,745
                                                                  --------------
               MERCHANDISING - FOOD - 0.52%
      30,100   Supervalue, Inc. ...............................          908,418
      15,970   Winn-Dixie Stores, Inc. @.......................          309,978
                                                                  --------------
                                                                       1,218,396
                                                                  --------------
               MERCHANDISING - MASS - 0.69%
      30,100   Wal-Mart Stores, Inc. ..........................        1,628,410
                                                                  --------------
               MERCHANDISING - SPECIALTY - 0.80%
      21,000   American Greetings Corp., Class A @.............          434,070
       2,900 * Barnes & Noble, Inc. ...........................           89,233
       9,200   Fortune Brands, Inc. ...........................          493,580
      49,500   Ikon Office Solutions, Inc. ....................          462,825
       5,800 * Office Depot, Inc. .............................          106,024
       8,000 * Overture Services, Inc. ........................          154,800
       3,100 * Zale Corp. .....................................          132,928
                                                                  --------------
                                                                       1,873,460
                                                                  --------------
               MULTIMEDIA - 3.16%
     128,700 * AOL Time Warner, Inc. ..........................        2,406,690
      62,400 * Viacom, Inc., Class B...........................        3,055,104
      86,900   Walt Disney Co. ................................        1,990,879
                                                                  --------------
                                                                       7,452,673
                                                                  --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                   81
           INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
             OIL AND GAS - 10.13%
      40,600 ChevronTexaco Corp. ..............................   $    3,542,350
     138,200 ExxonMobil Corp. .................................        5,518,326
     125,800 Halliburton Co. ..................................        2,333,590
     127,800 Marathon Oil Corp. ...............................        3,504,276
     152,900 Occidental Petroleum Corp. .......................        4,565,594
       8,100 Phillips Petroleum Co. ...........................          466,155
      55,444 Royal Dutch Petroleum Co. ........................        3,049,420
       8,700 Sunoco, Inc. .....................................          309,372
      14,500 Valero Energy Corp. ..............................          572,750
                                                                  --------------
                                                                      23,861,833
                                                                  --------------
             PAPER/FOREST PRODUCTS - 1.09%
      27,200 Georgia-Pacific Corp. ............................          725,968
      47,200 Plum Creek Timber Co., Inc. ......................        1,433,464
       7,878 Rayonier, Inc. ...................................          413,753
                                                                  --------------
                                                                       2,573,185
                                                                  --------------
             PHOTOGRAPHY - 1.07%
      76,100 Eastman Kodak Co. @...............................        2,531,847
                                                                  --------------
             RAILROAD - 0.35%
       7,600 Burlington Northern Santa Fe Corp. ...............          215,080
       4,500 CSX Corp. ........................................          154,800
       8,200 Norfolk Southern Corp. ...........................          173,594
       4,700 Union Pacific Corp. ..............................          287,828
                                                                  --------------
                                                                         831,302
                                                                  --------------
             REAL ESTATE INVESTMENT TRUSTS - 0.33%
       5,200 CarrAmerica Realty Corp. .........................          163,800
       1,200 General Growth Properties, Inc. ..................           58,356
      11,400 Liberty Property Trust............................          393,300
       4,400 Mack California Realty Corp. .....................          153,252
                                                                  --------------
                                                                         768,708
                                                                  --------------
             SAVINGS & LOAN - 0.47%
       4,400 GreenPoint Financial Corp. .......................          225,104
      22,700 Washington Mutual, Inc. ..........................          882,349
                                                                  --------------
                                                                       1,107,453
                                                                  --------------
             SECURITIES RELATED - 1.78%
      41,900 Bear Stearns Co., Inc. ...........................        2,516,095
      19,097 Lehman Brothers Holdings, Inc. ...................        1,164,917
      12,800 Merrill Lynch & Co., Inc. ........................          521,088
                                                                  --------------
                                                                       4,202,100
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - 2.55%
       2,200 * Analog Devices, Inc. ...........................   $       80,564
      30,300   ESS Technology, Inc. @..........................          482,376
     141,900   Intel Corp. ....................................        3,919,278
       9,800 * KLA Tencor Corp. ...............................          510,874
       2,000 * LAM Research Corp. @............................           45,480
      14,700   Linear Technology Corp. ........................          547,575
      14,400   Texas Instruments, Inc. ........................          412,848
                                                                  --------------
                                                                       5,998,995
                                                                  --------------
               TELECOMMUNICATIONS - 5.30%
      58,700   Alltel Corp. ...................................        3,022,463
     145,800   AT&T Corp. .....................................        1,745,226
     145,457 * AT&T Wireless Services, Inc. ...................        1,179,656
      25,800 * PanAmSat Corp. .................................          634,680
      52,900   Scientific-Atlanta, Inc. .......................        1,028,905
     113,500   Verizon Communications, Inc. ...................        4,880,500
                                                                  --------------
                                                                      12,491,430
                                                                  --------------
               TOBACCO - 0.37%
      15,100   Philip Morris Companies, Inc. ..................          864,475
                                                                  --------------
               UTILITIES - COMMUNICATION - 2.93%
      76,900   BellSouth Corp. ................................        2,559,232
     104,300   SBC Communications, Inc. .......................        3,576,447
      47,700   Sprint Corp. ...................................          784,665
                                                                  --------------
                                                                       6,920,344
                                                                  --------------
               UTILITIES - ELECTRIC - 2.08%
       7,500   Allegheny Energy, Inc. .........................          269,475
      16,300   Alliant Energy Corp. @..........................          448,576
       6,100   Ameren Corp. ...................................          266,692
      14,900   American Electric Power, Inc. ..................          636,677
       4,600   Dominion Resources, Inc. .......................          297,988
      13,700   Entergy Corp. ..................................          602,526
       7,400   Exelon Corp. ...................................          395,826
       1,990   FirstEnergy Corp. ..............................           68,675
       4,800   NiSource, Inc. .................................          116,304
      48,000   Reliant Energy, Inc. ...........................          816,480
      18,900   TXU Corp. ......................................          970,137
                                                                  --------------
                                                                       4,889,356
                                                                  --------------

   NUMBER
  OF SHARES                                                     MARKET VALUE

-----------------------------------------------------------------------------
             UTILITIES -
             GAS, DISTRIBUTION - 1.79%
      58,029 Aquila, Inc. ..................................   $      751,475
      21,000 Keyspan Corp. .................................          795,060
      10,830 Nicor, Inc. ...................................          520,490
       1,600 Northern Border Partners.......................           62,400
      83,600 Sempra Energy..................................        2,090,836
                                                               --------------
                                                                    4,220,261
                                                               --------------
             UTILITIES - GAS, PIPELINE - 0.04%
       6,300 Williams Companies, Inc. ......................           89,460
                                                               --------------
             TOTAL COMMON STOCK
             (Cost $248,230,351)............................      231,069,602
                                                               --------------
             EXCHANGE-TRADED FUNDS - 0.36%
       8,000 iShares S&P 500 Index Fund:
             (Cost $918,964)................................          856,640
                                                               --------------
     PAR
    VALUE
    -----


             SHORT-TERM INVESTMENTS - 1.25%
             FEDERAL AGENCIES - 1.15%
 $ 2,700,000 Federal Farm Credit Bank Discount Note,
              1.78% due 6/3/02..............................        2,699,733
                                                               --------------
             U.S. TREASURY BILLS - 0.10%
     150,000  1.80% due 6/20/02.............................          149,858
      20,000  1.75% due 7/5/02..............................           19,967
      60,000  1.74% due 8/15/02.............................           59,786
                                                               --------------
                                                                      229,611
                                                               --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $2,929,344)..............................        2,929,344
                                                               --------------
             TOTAL INVESTMENTS
             (Cost $252,078,659) - 99.72%...................      234,855,586
                                                               --------------
             Other assets and liabilities,
             net - 0.28%....................................          652,901
                                                               --------------
             NET ASSETS - 100%..............................   $  235,508,487
                                                               --------------
             @ The security or a portion thereof is out on
               loan (see Note 6)
             * Non-income producing

--------------------------------------------------------------------------------

 82                                                   May 31, 2002
           INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED

                                                                  UNREALIZED
CONTRACTS                                                        DEPRECIATION

-------------------------------------------------------------------------------
    FUTURES CONTRACTS PURCHASED(1)
    (Delivery month/Value at 05/31/02)
 11(2)S&P 500 Index
        (June 2002/$1,068)..................................... $     (281,009)
                                                                --------------

(1) U.S. Treasury Bills with a market value of $229,611 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 250.

--------------------------------------------------------------------------------

 May 31, 2002              SCIENCE & TECHNOLOGY FUND            83


------------------------------------------------------
              Average Annual Total Return
------------------------------------------------------
    1 Year             5 Years         Since Inception*
------------------------------------------------------
    -41.26%            -3.16%                     8.99%

* April 29, 1994

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                                 Science &
                                Technology               S&P 500
                                   Fund                   Index
                                -----------               -----
4/29/1994                       $10,000.00             $10,000.00
12/1994                          12,562.10              10,398.17
12/1995                          20,308.04              14,305.61
12/1996                          23,113.33              17,591.44
12/1997                          23,716.59              23,459.84
12/1998                          33,708.29              30,164.80
12/1999                          67,735.56              36,513.60
12/2000                          44,617.36              33,189.24
12/2001                          26,244.58              29,244.85
5/31/2002                        20,055.81              27,344.47

   The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. Microsoft Corp. .........  6.73%
   2. T. Rowe Price Reserve
       Investment Fund.........  6.51%
   3. Cisco Systems, Inc. .....  6.25%
   4. Maxim Integrated
       Products, Inc. .........  3.72%
   5. Analog Devices, Inc. ....  3.37%
   6. Qualcomm, Inc. ..........  3.31%
   7. Electronic Arts, Inc. ...  2.98%
   8. AOL Time Warner, Inc. ...  2.81%
   9. First Data Corp. ........  2.77%
  10. Concord EFS, Inc. .......  2.75%

MANAGEMENT OVERVIEW
A discussion with T. Rowe Price Associates, Inc.

How did the Fund perform relative to its benchmark?
The Science & Technology Fund (returning -41.26%) underperformed the S&P 500 Index (returning -13.85%) for the 12 months ending May 31, 2002. The technology industry continued its painful retrenchment from the internet infrastructure overbuilding in calendar year 2001, and suffered from a slower than expected recovery in corporate information technology spending.

What were the dominant themes the Fund?
During the past year, the Fund's semiconductor exposure was lower than the Lipper peer's was. Based on our research and past experiences, semiconductor valuations appeared extended. The portfolio had a slightly overweighted computer software position, which was based on valuations and our belief that companies would purchase software as a tangible way to increase their productivity rates. Portfolio manager Michael Sola took a variety of steps to manage the risk of the portfolio. Mike strengthened positions in industry bellwethers with strong financial flexibility, such as Microsoft and Cisco Systems. The number of holdings increased from 47 on May 31, 2001 to 74 holdings one-year later. Michael further diversified the portfolio by adding a basket of transaction processors and large pharmaceutical companies. These companies typically have consistent past earnings.

Which holdings most enhanced the Fund's performance?
Semiconductor processing equipment, healthcare, and media were the top contributors. Electronic components manufacturer, SCI Systems, was among the best-performing portfolio holdings. SCI Systems was acquired by Sanmina at a premium price. Payment services provider, Certegy, performed well on the heels of a secular shift to card-based payment forms away from cash and check.

Were there any disappointments for the Fund?
Communications equipment, software, and components were the worst performing sectors. Internet Security provider VeriSign was among the worst performers due to a sharp drop in domain name growth. Leading optical equipment maker, Ciena was also among the worst performers at it continued to experience declining revenues.

What is your outlook for the next fiscal period?
This year remains a transitional year. We believe growth should resume when corporate earnings return to historical levels. Capital spending usually lags a rebound in corporate earnings. Leading market share companies with streamlined cost structures and financial flexibility should benefit to a larger degree.

--------------------------------------------------------------------------------

 84                                                   May 31, 2002
              SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 100.12%
               BROADCASTING - 0.98%
     430,000 * Comcast Corp., Class A @........................   $   12,108,800
                                                                  --------------
               COMMERCIAL SERVICES - 3.00%
     145,000 * Accenture, Ltd., Class A @......................        3,023,250
   1,088,000 * Concord EFS, Inc. ..............................       34,021,760
                                                                  --------------
                                                                      37,045,010
                                                                  --------------
               DRUGS - 3.47%
     200,000   Bristol Myers Squibb Co. .......................        6,224,000
     135,500 * Cephalon, Inc. @................................        7,260,090
     115,000   Eli Lilly & Co. ................................        7,440,500
     375,000   Pfizer, Inc. ...................................       12,975,000
     100,000   Schering-Plough Corp. ..........................        2,645,000
     114,000   Wyeth...........................................        6,327,000
                                                                  --------------
                                                                      42,871,590
                                                                  --------------
               ELECTRONICS/ELECTRICAL EQUIPMENT - 3.67%
     424,000 * Celestica, Inc. @...............................       12,516,480
   1,074,000 * Flextronics International, Ltd. ................       14,209,020
   2,005,000 * JDS Uniphase Corp. .............................        7,037,550
   1,005,000 * Sanmina Corp. ..................................       11,557,500
                                                                  --------------
                                                                      45,320,550
                                                                  --------------
               ENTERTAINMENT - 2.98%
     575,000 * Electronic Arts, Inc. @.........................       36,800,000
                                                                  --------------
               FINANCIAL SERVICES - 1.36%
     485,000   Paychex, Inc. ..................................       16,805,250
                                                                  --------------
               HOSPITAL SUPPLIES - 0.37%
      75,000   Johnson & Johnson...............................        4,601,250
                                                                  --------------
               INFORMATION PROCESSING -
               HARDWARE - 11.40%
   4,893,000 * Cisco Systems, Inc. ............................       77,211,540
   1,070,000 * Dell Computer Corp. ............................       28,729,500
     228,000   International Business Machines.................       18,342,600
     115,000 * Lexmark International Group, Inc., Class A .....        7,181,750
     716,000 * Network Appliance, Inc. ........................        9,315,160
                                                                  --------------
                                                                     140,780,550
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               DATA SERVICES - 8.12%
     935,000 * Brocade Communications Systems, Inc. @..........   $   18,372,750
     570,000 * Certegy, Inc. ..................................       24,510,000
     115,000   Electronic Data Systems Corp. ..................        6,074,300
   1,145,000 * EMC Corp. ......................................        8,301,250
     230,000 * Fiserv, Inc. ...................................        9,784,200
     403,000 * Networks Associates, Inc. @.....................        7,798,050
     560,000 * ONI Systems Corp. ..............................        2,240,000
     222,700 * Riverstone Networks, Inc. ......................          786,131
     255,000 * SunGard Data Systems, Inc. .....................        7,170,600
   1,577,000 * VeriSign, Inc. @................................       15,265,360
                                                                  --------------
                                                                     100,302,641
                                                                  --------------
               INFORMATION PROCESSING -
               SOFTWARE - 21.88%
     740,000   Adobe Systems, Inc. ............................       26,714,000
      17,163 * Ascential Software Corp. .......................           53,033
     638,500 * Citrix Systems, Inc. ...........................        6,812,795
     432,000   First Data Corp. ...............................       34,214,400
   1,002,000 * Informatica Corp. ..............................        8,987,940
     170,000 * Internet Security Systems, Inc. @...............        2,867,900
     777,000 * Mercury Interactive Corp. @.....................       26,309,220
   1,632,000 * Microsoft Corp. ................................       83,085,120
   2,380,000 * Openwave Systems, Inc. .........................       14,303,800
   1,145,000 * Oracle Corp. ...................................        9,068,400
      15,100 * Peregrine Systems, Inc. @.......................           20,838
      85,000 * SAP AG..........................................        8,872,625
   1,005,000 * Siebel Systems, Inc. ...........................       18,341,250
   1,349,000 * Veritas Software Corp. .........................       30,581,830
                                                                  --------------
                                                                     270,233,151
                                                                  --------------
               MACHINERY - 1.06%
     570,000 * Cognex Corp. ...................................       13,041,600
                                                                  --------------
               MEDICAL TECHNOLOGY - 1.16%
     105,000 * Genentech, Inc. ................................        3,727,500
     160,000 * Immunex Corp. ..................................        4,038,400
     200,000 * MedImmune, Inc. ................................        6,504,000
                                                                  --------------
                                                                      14,269,900
                                                                  --------------
               MISCELLANEOUS - 0.51%
     115,000 * Ebay, Inc. .....................................        6,349,150
                                                                  --------------

   NUMBER
  OF SHARES                                                      MARKET VALUE

-------------------------------------------------------------------------------
               MULTIMEDIA - 4.28%
   1,855,000 * AOL Time Warner, Inc. ........................   $   34,688,500
     370,000 * Viacom, Inc., Class B.........................       18,115,200
                                                                --------------
                                                                    52,803,700
                                                                --------------
               REGISTERED INVESTMENT COMPANIES - 6.91%
  85,265,477   T. Rowe Price Reserve Investment Fund.........       85,265,477
                                                                --------------
               SEMICONDUCTORS - 22.39%
   2,005,000 * Agere Systems, Inc., Class A..................        6,255,600
   1,000,000 * Altera Corp. .................................       18,030,000
   1,135,000 * Analog Devices, Inc. .........................       41,563,700
     780,000 * Applied Materials, Inc. ......................       17,300,400
     140,000 * ASML Holding NV @.............................        2,595,600
      99,000 * Cabot Microelectronics Corp. @................        4,829,220
     266,600 * Genesis Microchip, Inc. @.....................        4,377,572
     570,000 * Intel Corp. ..................................       15,743,400
     141,000 * Intersil Corp., Class A @.....................        3,386,820
     200,000 * KLA Tencor Corp. .............................       10,426,000
     360,000   Linear Technology Corp. ......................       13,410,000
   1,000,000 * Maxim Integrated Products, Inc. ..............       46,000,000
     345,000 * Microchip Technology, Inc. ...................       10,315,500
     225,000 * Novellus Systems, Inc. .......................        9,558,000
     428,000 * QLogic Corp. .................................       19,568,160
   1,002,000   Texas Instruments, Inc. ......................       28,727,340
     694,300 * Xilinx, Inc. .................................       24,481,018
                                                                --------------
                                                                   276,568,330
                                                                --------------
               TELECOMMUNICATIONS - 6.58%
   1,145,000 * Ciena Corp. @.................................        6,480,700
   1,145,000   Nokia Corp. ADR...............................       15,892,600
   1,290,000 * Qualcomm, Inc. ...............................       40,815,600
     830,000 * Sonus Networks, Inc. @........................        1,701,500
   1,093,000   Vodafone Group PLC ADR @......................       16,318,490
                                                                --------------
                                                                    81,208,890
                                                                --------------
               TOTAL INVESTMENTS
               (Cost $1,617,235,901) - 100.12%...............    1,236,375,839
               Other assets and liabilities,
               net - (0.12)%.................................       (1,438,386)
                                                                --------------
               NET ASSETS - 100%.............................   $1,234,937,453
                                                                --------------
               @ The security or a portion thereof is out on
                 loan (see Note 6)
               * Non-income producing

--------------------------------------------------------------------------------

 May 31, 2002                 HEALTH SCIENCES FUND              85


--------------------------------------------------
          Average Annual Total Return
--------------------------------------------------
     1 Year                        Since Inception*
--------------------------------------------------
   -13.10%                              -14.85%

* November 1, 2000

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                          Health Sciences          S&P 500
                               Fund                 Index
                          ---------------         ----------
11/01/2000                  $10,000.00            $10,000.00
11/30/2000                    9,090.00              9,212.60
12/2000                      10,020.51              9,256.64
3/2001                        7,588.80              8,159.26
6/2001                        9,170.64              8,636.76
9/2001                        8,129.43              7,369.11
12/2001                       9,200.67              8,156.53
3/2002                        8,569.94              8,179.03
5/31/2002                     7,759.00              7,626.51

   The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. UnitedHealth Group,
       Inc. ...................   6.18%
   2. Pfizer, Inc. ............   5.57%
   3. Wyeth....................   4.60%
   4. Cephalon, Inc. ..........   4.60%
   5. Laboratory Corp. of
       America.................   4.35%
   6. Anthem, Inc. ............   4.07%
   7. Trimeris, Inc. ..........   3.80%
   8. Medimmune, Inc. .........   3.48%
   9. Tenet Healthcare Corp. ..   3.33%
  10. Allergan, Inc. ..........   3.09%

MANAGEMENT OVERVIEW
A discussion with T. Rowe Price Associates, Inc.

How did the Fund perform relative to its benchmark?
The Health Sciences Fund (returning -13.10%) outperformed its benchmark, the S&P 500 Index (returning -13.85%) as well as the Lipper Health & Biotechnology Funds Average for the one-year period ended May 31, 2002. The combination of fewer new drugs, punishing generic drug competition, and rising pressures to hold down drug costs in response to the weak economy, have all negatively impacted the pharmaceutical industry. The AMEX Pharmaceutical Index fell -15% for the same period. In the biotechnology sector, disappointments in some high profile clinical trials led to lower valuations. The AMEX Biotechnology Index was down -32% in the one-year period ended May 31, 2002. Companies with fairly stable earnings growth were good performers, while stocks involving controversy, performed poorly.

What were the dominant themes the Fund?
Biotechnology and pharmaceutical companies continued to comprise nearly 70% of the portfolio's holdings. During the year, biotechnology holdings fell from 39% to 33% of holdings. This drop was largely due to market movements. Portfolio manager Kris Jenner continues to focus on companies with strong financial resources. The portfolio's biotechnology exposure comprises companies in late stage clinical trials nearing profitability.

Which holdings most enhanced the Fund's performance?
Healthcare services and health care products were the best performing sectors. One of the largest managed care providers, UnitedHealth Group continued to benefit from its ability to hold down hospital and pharmacy prices. Medical laboratory service company, Laboratory Corporation of America, benefited from increasing demand for clinical diagnostics as the U.S. population continued to show signs of aging.

Were there any disappointments for the Fund?
Biotechnology, pharmaceuticals, and life sciences companies were among the laggards. Leading pharmaceutical company Pfizer had a stock decline as some of its blockbuster drugs experienced decelerating growth. Invitrogen, a market leader for providing kits that increase the accuracy and efficiency of many life sciences research processes, saw its stock drop as revenue growth slowed considerably.

What is your outlook for the next fiscal period?
Ongoing uncertainties may pressure health care stocks for the remainder of 2002. Long-term favorable U.S. demographics and upward pricing power continues to make healthcare an attractive opportunity.

--------------------------------------------------------------------------------

 86                                                   May 31, 2002
                 HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
                COMMON STOCK - 96.24%
                CHEMICAL - 1.48%
       8,000 *# Invitrogen Corp. @................................   $   281,040
      32,300 *  Symyx Technologies, Inc. .........................       524,552
                                                                     -----------
                                                                         805,592
                                                                     -----------
                DRUGS - 42.82%
      10,000 #  Abbott Laboratories...............................       475,000
      25,000 *  Abgenix, Inc. @...................................       322,500
      49,100 *  Alkermes, Inc. @..................................       954,504
      26,700 *# Allergan, Inc. ...................................     1,684,770
      13,000 *# Amgen, Inc. ......................................       619,190
       8,400 *  Biocryst Pharmaceuticals, Inc. ...................        25,284
      46,800 *# Cephalon, Inc. @..................................     2,507,544
      18,100 *  Cubist Pharmaceuticals, Inc. @....................       262,450
      14,000 *  Durect Corp., Inc. ...............................        98,000
      12,700 #  Eli Lilly & Co. ..................................       821,690
       6,600 *  Forest Laboratories, Inc. ........................       487,278
       4,800 *  Fujisawa Pharmaceutical Co., Ltd. ................       120,653
      28,500 *  Guilford Pharmaceuticals, Inc. @..................       188,385
      13,700 *  Human Genome Sciences, Inc. @.....................       236,325
      15,000 *# IDEC Pharmaceuticals Corp. @......................       643,350
       8,400 *  Inkine Pharmaceutical Co., Inc. @.................         9,660
       6,200 *  Intrabiotics Pharmaceuticals......................         9,424
       4,800 *  Isis Pharmaceuticals, Inc. @......................        45,120
      17,900 *# King Pharmaceuticals, Inc. .......................       484,195
       3,800 *  Ligand Pharmaceuticals, Inc.,
                Class B @.........................................        69,008
       1,300    McKesson Corp. ...................................        48,750
      18,100 *  Neorx Corp. ......................................        47,965
      18,900 *  Neurocrine Biosciences, Inc. @....................       612,927
      10,100 *  Noven Pharmaceuticals, Inc. ......................       268,761
      35,500 *  NPS Pharmaceuticals, Inc. @.......................       683,375
       1,400 *  Onyx Pharmaceuticals, Inc. @......................        10,010
      23,900 *  OSI Pharmaceuticals, Inc. @.......................       726,321
      87,800    Pfizer, Inc. .....................................     3,037,880
      33,600    Pharmacia Corp. @.................................     1,451,184
       7,400 *  Regeneron Pharmaceuticals, Inc. @.................       122,255
       7,000 *  Salix Pharmaceuticals, Ltd. ......................       106,400
       4,800 *  Scios Nova, Inc. @................................       121,200
       8,000 *  Sepracor, Inc. ...................................        93,680
      22,600 *  Telik, Inc. @.....................................       269,844
       5,500    Teva Pharmaceutical Industries,
                Ltd. ADR..........................................       368,665

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
                DRUGS - Continued
      27,700 *  Triangle Pharmaceuticals, Inc. @..................   $    92,795
      42,500 *  Trimeris, Inc. @..................................     2,072,300
      21,200 *  Versicor, Inc. @..................................       260,972
      17,794 *  Vertex Pharmaceuticals, Inc. @....................       351,076
      11,100 *  ViroPharma, Inc. @................................        18,537
      45,200    Wyeth.............................................     2,508,600
       1,600    Xoma, Ltd. .......................................         6,498
                                                                     -----------
                                                                      23,344,325
                                                                     -----------
                ELECTRONICS/ELECTRICAL
                EQUIPMENT - 0.75%
      15,400 *  Waters Corp. .....................................       410,564
                                                                     -----------
                HEALTHCARE - 20.04%
       4,800 *  Accredo Health, Inc. @............................       258,912
      31,300 *  Anthem, Inc. .....................................     2,219,170
       6,800    Cardinal Health, Inc. ............................       451,928
       6,000 *  Community Health Systems, Inc. @..................       176,640
       6,400 *  DaVita, Inc. @....................................       149,760
       4,100 *  Diversa Corp. @...................................        45,920
      19,700 *  Epix Medical, Inc. ...............................       196,409
      48,400 *  Laboratory Corp. of America.......................     2,374,020
       9,700 *  Patterson Dental Co. @............................       488,977
      37,100 #  UnitedHealth Group, Inc. .........................     3,368,680
      15,500 *  Wellpoint Health Networks, Inc., Class A..........     1,149,480
       6,300 *  Women First Healthcare, Inc. .....................        47,250
                                                                     -----------
                                                                      10,927,146
                                                                     -----------
                HOSPITAL MANAGEMENT - 5.44%
      19,000 #  HCA, Inc. ........................................       933,470
      24,400 *# Tenet Healthcare Corp. ...........................     1,817,800
       4,700 *  Triad Hospitals, Inc. @...........................       212,393
                                                                     -----------
                                                                       2,963,663
                                                                     -----------
                HOSPITAL SUPPLIES - 7.75%
      13,300 #  AmerisourceBergen Corp. @.........................     1,025,297
      25,900    Baxter International, Inc. .......................     1,390,830
       4,300 *  Boston Scientific Corp. ..........................       119,755
       7,400 #  Johnson & Johnson.................................       453,990
      21,800 *  PSS World Medical, Inc. ..........................       179,850
       9,400 *  Sanofi-Synthelabo SA @............................       570,235

   NUMBER                                                             MARKET
  OF SHARES                                                            VALUE

-------------------------------------------------------------------------------
                         HOSPITAL SUPPLIES - Continued
       4,500 *#          St. Jude Medical, Inc. .................   $   379,800
       3,000 *           Zimmer Holdings, Inc. ..................       104,940
                                                                    -----------
                                                                      4,224,697
                                                                    -----------
                         MACHINE TOOLS - 2.92%
      44,700 *#          Gilead Sciences, Inc. @.................     1,594,002
                                                                    -----------
                         MEDICAL TECHNOLOGY - 14.36%
      25,000 *           Advanced Neuromodulation
                         Systems, Inc. @.........................       798,500
      28,800 *           Aspect Medical Systems, Inc. ...........       142,848
      26,700 *           BEI Medical Systems Co., Inc. ..........       181,827
       2,500 *           Biovail Corp. @.........................        80,925
      15,600 *           CV Therapeutics, Inc. @.................       298,896
      45,600 *           Deltagen, Inc. @........................       196,080
       6,500 *           Esperion Therapeutics, Inc. ............        30,875
      24,400 *           Exelixis, Inc. @........................       189,100
      28,000 *           Fischer Imaging Corp. ..................       284,200
      28,600 *           Genentech, Inc. ........................     1,015,300
       1,600 *           Guidant Corp. ..........................        64,000
      24,900 *#          Imclone Systems, Inc. @.................       240,534
      26,700 *           Medicines Co. @.........................       240,300
      10,000 *(/1/)(/2/) Medicines Co. ..........................        81,000
      58,300 *#          MedImmune, Inc. @.......................     1,895,928
       4,658 *           Millennium Pharmaceuticals, Inc. @......        70,289
      45,900             Omnicare, Inc. .........................     1,288,872
      17,400 *#          Protein Design Labs, Inc. ..............       197,838
      20,500 *           Radiologix, Inc. .......................       273,470
       6,300 *           Regeneration Technologies, Inc. @.......        33,705
       1,900 *           Serologicals Corp. .....................        35,245
       4,800 *           Transkaryotic Therapies, Inc. @.........       181,488
       3,000 *           Visible Genetics, Inc. .................         8,940
                                                                    -----------
                                                                      7,830,160
                                                                    -----------
                         REGISTERED INVESTMENT
                         COMPANIES - 0.68%
     367,761             T. Rowe Price Reserve Investment Fund...       367,761
                                                                    -----------
                         TOTAL COMMON STOCK
                         (Cost $55,275,179)......................    52,467,910
                                                                    -----------

--------------------------------------------------------------------------------

 May 31, 2002                                                   87
           HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS - CONTINUED

     PAR                                                              MARKET
    VALUE                                                              VALUE

--------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 4.76%
              U.S. TREASURY BILLS
              United States Treasury Bills:
 $   600,000   1.85% due 11/29/02................................   $   594,419
     150,000   1.84% due 8/15/02.................................       149,425
     100,000   1.82% due 6/20/02.................................        99,904
     200,000   1.81% due 6/20/02.................................       199,810
      53,000   1.80% due 6/20/02.................................        52,950
     900,000   1.75% due 6/6/02..................................       899,782
     600,000   1.74% due 8/15/02.................................       597,825
                                                                    -----------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost $2,594,115)..................................     2,594,115
                                                                    -----------
    NUMBER
 OF CONTRACTS
 ------------
              PUT OPTIONS PURCHASED - 0.14%
              DRUGS - 0.06%
              Amgen, Inc.:
       3,100   Put 45 1/18/03....................................        13,950
              IDEC Pharmaceuticals Corp.:
       3,000   Put 45 7/20/02....................................        15,300
                                                                    -----------
                                                                         29,250
                                                                    -----------
              HEALTHCARE - 0.04%
              Imclone Systems, Inc.:
       6,100   Put 12.5 8/17/02..................................        21,960
                                                                    -----------
              MEDICAL TECHNOLOGY - 0.04%
              Protein Design Labs, Inc.:
       6,100   Put 15 6/22/02....................................        21,960
                                                                    -----------
              TOTAL PUT OPTIONS PURCHASED
              (Cost $54,059).....................................        73,170
                                                                    -----------
              TOTAL INVESTMENTS
              (Cost $57,923,352) - 101.14%.......................    55,135,195
                                                                    -----------
              Other assets and liabilities,
              net - (1.14)%......................................      (621,014)
                                                                    -----------
              NET ASSETS - 100%..................................   $54,514,181
                                                                    -----------

------------------------------------------------------------------------------

     * Non-income producing
     # A portion of this security is subject to call options written--see Note
       4
     (1) Fair valued security--see Note 2
     (2) At May 31, 2002, the portfolio held restricted securities amounting to 0.15% of net assets. The Portfolio will not bear any cost in connection with the disposition of the security, including those involved in registration under the Securities Act of 1933.

                                                                                  Valuation
                               Date of                     Unit                     as of
       Description           Acquisition                   Cost                  May 31, 2002
       -----------           -----------                   ----                  ------------
      Medicines Co.          May 14, 2001                 $11.00                    $8.10

     @ The security or a portion thereof is out on loan (see Note 6)

--------------------------------------------------------------------------------

 88                          SOCIAL AWARENESS FUND                May 31, 2002



-------------------------------------------------------
              Average Annual Total Return
-------------------------------------------------------
      1 Year          5 Years            10 Years
-------------------------------------------------------
    -12.77%           5.16%               11.41%


                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                      Social            S&P 500
                  Awareness Fund         Index
                  --------------       ----------
6/1/1992           $10,000.00          $10,000.00
12/31/1992          10,806.26           10,673.38
12/1993             11,661.04           11,749.19
12/1994             11,493.21           11,904.28
12/1995             15,970.46           16,377.69
12/1996             19,801.05           20,139.45
12/1997             26,504.66           26,857.85
12/1998             33,741.11           34,533.98
12/1999             40,030.71           41,802.37
12/2000             35,879.29           37,996.50
12/2001             31,796.84           33,480.78
5/31/2002           29,473.45           31,305.15

   The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. Pfizer, Inc. ............   3.16%
   2. General Electric Co. ....   3.16%
   3. Citigroup, Inc. .........   2.92%
   4. Microsoft Corp. .........   2.85%
   5. Coca-Cola Bottling Co. ..   2.78%
   6. Wal-Mart Stores, Inc. ...   2.29%
   7. PepsiCo, Inc. ...........   2.19%
   8. International Business
       Machines.................  1.88%
   9. Intel Corp. .............   1.87%
  10. Bank of America..........   1.59%


MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did the Fund perform relative to its benchmark?
For the 12 months ending May 2002, the fund returned 1.08% above its benchmark: the total return of the fund was -12.77% versus the S&P 500 Index returning -13.85%. The fund ends the year ahead of its benchmark but with a negative return.

What were the dominant themes the Fund?
The dominant theme for the Fund is to adhere to the social criteria as set forth in the prospectus. The focus is therefore to analyze the portfolio holdings to make sure that all holdings are socially-acceptable stocks. In addition to this, one of the dominant theme was to slightly tilt the portfolio towards mid-cap stocks as opposed to large cap. The mid-cap sector is the best performing sector and has returned above 2% on a year-to-date basis.

Which holdings most enhanced the Fund's performance?
Following the mid-cap slight bias, the portfolio return was enhanced by mid-cap stocks such as Oxford Health Plan and Airborne Inc.

Were there any disappointments in the Fund?
Following the Enron debacle, rumors of corporate accounting problems at big firms spread widely. The Fund returns were somewhat hurt by some of the rumors.

What is your outlook for the next fiscal period?
It is difficult in this volatile environment to see the end of this market downturn. Confidence in corporate accounting is at an all-time low, terrorist threat is in everyone's mind and even though the economy is on the recovery slope, the markets do not seem to be able to absorb these good economic news.

--------------------------------------------------------------------------------

 May 31, 2002   SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS 89

   NUMBER
 OF SHARES                                                         MARKET VALUE

--------------------------------------------------------------------------------
              COMMON STOCK - 99.66%
              ADVERTISING - 0.31%
     15,000   Omnicom Group, Inc. .............................   $    1,295,550
                                                                  --------------
              AIRLINES - 0.39%
     84,400   Southwest Airlines Co. ..........................        1,437,332
     13,800   United Air Lines Corp. @.........................          168,222
                                                                  --------------
                                                                       1,605,554
                                                                  --------------
              AUTO - ORIGINAL EQUIPMENT - 0.23%
     15,000   Borg-Warner, Inc. ...............................          966,000
                                                                  --------------
              AUTO - REPLACEMENT PARTS - 0.20%
      6,000 * SPX Corp. .......................................          825,000
                                                                  --------------
              BANKS - 6.58%
     86,600   Bank of America..................................        6,565,146
     42,550   Bank of New York Co., Inc. ......................        1,544,565
     65,000   BankOne Corp. ...................................        2,640,950
     50,000   FleetBoston Financial Corp. .....................        1,762,000
    116,700   J.P. Morgan Chase & Co. .........................        4,195,365
     40,000   Mellon Financial Corp. ..........................        1,484,000
     15,000   PNC Financial Services Group.....................          843,750
     41,881   SunTrust Banks, Inc. ............................        2,860,472
     20,000   Trustmark Corp. .................................          508,400
     31,000   Union Planters Corp. ............................        1,555,270
     48,600   Wells Fargo Co. .................................        2,546,640
     16,500   Westamerica Bancorp. ............................          733,920
                                                                  --------------
                                                                      27,240,478
                                                                  --------------
              BEVERAGES - 5.02%
    207,050   Coca-Cola Bottling Co. ..........................       11,503,698
      6,000   Pepsi Bottling Group, Inc. ......................          198,120
    174,550   PepsiCo, Inc. ...................................        9,073,109
                                                                  --------------
                                                                      20,774,927
                                                                  --------------
              BROADCASTING - 0.85%
      6,000 * Cablevision Systems Corp., Class A @.............          111,720
     23,500 * Clear Channel Communications, Inc. ..............        1,250,905
     53,000 * Comcast Corp., Class A...........................        1,492,480
     20,000 * Cox Communications, Inc., Class A................          672,800
                                                                  --------------
                                                                       3,527,905
                                                                  --------------

   NUMBER
 OF SHARES                                                         MARKET VALUE

--------------------------------------------------------------------------------
              BUILDING MATERIALS - 1.81%
     15,000 * American Standard Companies, Inc. ................   $   1,132,500
    100,000   Home Depot, Inc. .................................       4,169,000
     46,400   Lowe's Cos., Inc. ................................       2,188,224
                                                                   -------------
                                                                       7,489,724
                                                                   -------------
              CHEMICAL - 2.15%
     95,000   Ashland Oil, Inc. ................................       3,609,050
     25,900   PPG Industries, Inc. .............................       1,480,962
     40,000   Praxair, Inc. ....................................       2,240,000
     30,000   Sigma Aldrich Corp. ..............................       1,431,300
     50,000 * W.R. Grace & Co. @................................         135,500
                                                                   -------------
                                                                       8,896,812
                                                                   -------------
              COMMERCIAL SERVICES - 0.46%
     85,000 * Cendant Corp. ....................................       1,553,800
     26,575 * Quanta Services, Inc. ............................         334,048
                                                                   -------------
                                                                       1,887,848
                                                                   -------------
              CONGLOMERATES - 3.75%
    420,000   General Electric Co. .............................      13,078,800
    111,156   Tyco International, Ltd. .........................       2,439,874
                                                                   -------------
                                                                      15,518,674
                                                                   -------------
              COSMETICS/TOILETRIES - 3.00%
     30,000   Avon Products, Inc. ..............................       1,588,500
     70,500   Kimberly-Clark Corp. .............................       4,576,860
     69,800   Procter & Gamble Co. .............................       6,250,590
                                                                   -------------
                                                                      12,415,950
                                                                   -------------
              DRUGS - 9.16%
     65,000   Abbott Laboratories...............................       3,087,500
     20,000   Allergan, Inc. ...................................       1,262,000
      5,200 * Amgen, Inc. ......................................         247,676
     17,000 * Barr Laboratories, Inc. ..........................       1,131,180
     40,250 * Biogen, Inc. .....................................       2,007,670
    124,650   Bristol Myers Squibb Co. .........................       3,879,108
     46,000   Eli Lilly & Co. ..................................       2,976,200
     25,000 * Genzyme Corp. ....................................         800,750
     40,000 * IVAX Corp. .......................................         523,200
     10,000 * King Pharmaceuticals, Inc. .......................         270,500
     26,000   McKesson Corp. ...................................         975,000
    100,000   Merck & Co., Inc. ................................       5,710,000
    378,400   Pfizer, Inc. .....................................      13,092,640
     75,000   Schering-Plough Corp. ............................       1,983,750
                                                                   -------------
                                                                      37,947,174
                                                                   -------------

   NUMBER
 OF SHARES                                                         MARKET VALUE

--------------------------------------------------------------------------------
              ELECTRONICS/ELECTRICAL
              EQUIPMENT - 2.55%
      9,500 * Amphenol Corp., Class A @.........................   $     427,025
     30,000 * Arrow Electronics, Inc. @.........................         750,600
     12,500   AVX Corp. ........................................         268,125
     40,000 * Cadence Design Systems, Inc. .....................         770,400
     77,150 * Corning, Inc. ....................................         370,320
     38,000   Emerson Electric Co. .............................       2,198,300
     30,000   Johnson Controls, Inc. ...........................       2,641,800
     40,000 * Kemet Corp. ......................................         808,800
     12,000   Parker Hannifin Corp. ............................         588,000
     40,000 * Paxar Corp. ......................................         683,200
     15,000 * Sanmina Corp. ....................................         172,500
     30,200 * Solectron Corp. ..................................         244,016
     45,000 * Transmeta Corp. ..................................         106,650
     21,900 * Vishay Intertechnology, Inc. .....................         537,864
                                                                   -------------
                                                                      10,567,600
                                                                   -------------
              ENTERTAINMENT - 0.58%
     95,000   Mattel, Inc. .....................................       2,017,800
     23,750 * Metro-Goldwyn-Mayer, Inc. ........................         385,938
                                                                   -------------
                                                                       2,403,738
                                                                   -------------
              FINANCE COMPANIES - 1.04%
     20,000 * AmeriCredit Corp. @...............................         702,000
     35,000   Household International, Inc. ....................       1,790,250
     50,000   MBNA Corp. .......................................       1,810,500
                                                                   -------------
                                                                       4,302,750
                                                                   -------------
              FINANCIAL SERVICES - 6.03%
     10,600   American Express Co. .............................         450,606
    280,000   Citigroup, Inc. ..................................      12,090,400
     20,000   Eaton Vance Corp. ................................         699,000
     56,000   Fannie Mae........................................       4,480,560
     46,000   Freddie Mac.......................................       3,015,300
     85,000   John Hancock Financial Services, Inc. ............       3,118,650
     32,250   Paychex, Inc. ....................................       1,117,462
                                                                   -------------
                                                                      24,971,978
                                                                   -------------
              FOODS - 1.54%
     77,700   ConAgra, Inc. ....................................       1,912,197
     30,000 * Dean Foods Co. ...................................       1,095,000
     19,000   General Mills, Inc. ..............................         864,500
     10,000   H J Heinz Co. ....................................         406,300
      5,000   Hershey Foods Corp. ..............................         333,650
     83,000   Sara Lee Corp. ...................................       1,749,640
                                                                   -------------
                                                                       6,361,287
                                                                   -------------

--------------------------------------------------------------------------------

 90                                                   May 31, 2002
          SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER
 OF SHARES                                                         MARKET VALUE

--------------------------------------------------------------------------------
              FREIGHT - 0.36%
     40,000   Airborne Freight Corp. @..........................   $     902,800
     10,000   United Parcel Service, Inc., Class B..............         603,800
                                                                   -------------
                                                                       1,506,600
                                                                   -------------
              HEALTHCARE - 0.97%
     19,200   Cardinal Health, Inc. ............................       1,276,032
     50,000   IMS Health, Inc. .................................       1,052,500
     35,000 * Oxford Health Plans, Inc. ........................       1,687,000
                                                                   -------------
                                                                       4,015,532
                                                                   -------------
              HOME BUILDERS - 0.45%
     20,000   Lennar Corp. .....................................       1,094,400
     14,000   Pulte Corp. ......................................         759,220
                                                                   -------------
                                                                       1,853,620
                                                                   -------------
              HOSPITAL MANAGEMENT - 1.11%
     40,000   HCA, Inc. ........................................       1,965,200
     16,000 * Orthodontic Centers of America, Inc. @............         415,680
     30,000 * Tenet Healthcare Corp. ...........................       2,235,000
                                                                   -------------
                                                                       4,615,880
                                                                   -------------
              HOSPITAL SUPPLIES - 2.20%
    100,000   Johnson & Johnson.................................       6,135,000
     30,000 * St. Jude Medical, Inc. ...........................       2,532,000
     13,000 * Zimmer Holdings, Inc. ............................         454,740
                                                                   -------------
                                                                       9,121,740
                                                                   -------------
              HOUSEHOLD PRODUCTS - 0.67%
     50,950   Colgate-Palmolive Co. ............................       2,761,490
                                                                   -------------
              INFORMATION PROCESSING - HARDWARE - 4.45%
    269,600 * Cisco Systems, Inc. ..............................       4,254,288
     40,000 * Dell Computer Corp. ..............................       1,074,000
    156,112   Hewlett-Packard Co. ..............................       2,980,178
     97,000   International Business Machines...................       7,803,650
     12,000 * Lexmark International Group, Inc., Class A........         749,400
    100,350 * Palm, Inc. .......................................         159,556
    205,402 * Sun Microsystems, Inc. ...........................       1,415,220
                                                                   -------------
                                                                      18,436,292
                                                                   -------------

   NUMBER
 OF SHARES                                                         MARKET VALUE

--------------------------------------------------------------------------------
              INFORMATION PROCESSING - SERVICES - 0.91%
     25,000 * Ariba, Inc. @.....................................   $      73,750
     12,450 * Ceridian Corp. ...................................         284,607
     45,000 * Earthlink, Inc. @.................................         296,100
     35,000   Electronic Data Systems Corp. ....................       1,848,700
    120,300 * EMC Corp. ........................................         872,175
      7,100 * Juniper Networks, Inc. @..........................          65,817
      7,000   Total Systems Services, Inc. @....................         160,230
     20,000 * VeriSign, Inc. @..................................         193,600
                                                                   -------------
                                                                       3,794,979
                                                                   -------------
              INFORMATION PROCESSING - SOFTWARE - 5.75%
     10,000   Adobe Systems, Inc. ..............................         361,000
     36,800   Automatic Data Processing, Inc. ..................       1,910,656
     60,000   Computer Associates International, Inc. ..........       1,041,600
     51,000   First Data Corp. .................................       4,039,200
     21,700 * Intuit, Inc. .....................................         948,941
    232,000 * Microsoft Corp. ..................................      11,811,120
     29,472 * Openwave Systems, Inc. ...........................         177,127
    235,000 * Oracle Corp. .....................................       1,861,200
     35,000 * Sybase, Inc. .....................................         468,300
     34,200 * Symantec Corp. @..................................       1,175,454
                                                                   -------------
                                                                      23,794,598
                                                                   -------------
              INSURANCE - CASUALTY - 0.36%
     20,000   Chubb Corp. ......................................       1,503,200
                                                                   -------------
              INSURANCE - LIFE - 1.93%
     50,000   CIGNA Corp. ......................................       5,302,500
     33,300   Lincoln National Corp. ...........................       1,492,506
     30,000   Torchmark Corp. ..................................       1,210,800
                                                                   -------------
                                                                       8,005,806
                                                                   -------------
              INSURANCE - MISCELLANEOUS - 0.29%
     14,100   PMI Group, Inc. ..................................       1,206,960
                                                                   -------------
              INSURANCE - MULTILINE - 1.65%
     30,000   AFLAC, Inc. ......................................         964,800
     50,000   Allstate Corp. ...................................       1,924,000
     45,000 + American International Group, Inc. ...............       3,013,650
     14,300   Hartford Financial Services Group, Inc. ..........         943,800
                                                                   -------------
                                                                       6,846,250
                                                                   -------------

   NUMBER
 OF SHARES                                                         MARKET VALUE

--------------------------------------------------------------------------------
              LEISURE TIME - 0.83%
     60,000   Carnival Corp., Class A...........................   $   1,824,000
     31,000   Harley-Davidson, Inc. ............................       1,629,980
                                                                   -------------
                                                                       3,453,980
                                                                   -------------
              MACHINERY - 0.69%
      7,950 * Capstone Turbine Corp. ...........................          19,160
     30,000   Dover Corp. ......................................       1,067,700
      6,350   Ingersoll Rand Company, Ltd., Class A.............         319,722
     65,400   Rockwell International Corp. .....................       1,434,876
                                                                   -------------
                                                                       2,841,458
                                                                   -------------
              MEDICAL TECHNOLOGY - 0.21%
     25,000 * Genentech, Inc. ..................................         887,500
                                                                   -------------
              MERCHANDISING - DEPARTMENT - 1.89%
     90,000   May Department Stores Co. ........................       3,166,200
     40,228   Sears, Roebuck and Co. ...........................       2,375,463
     55,000   Target Corp. .....................................       2,279,750
                                                                   -------------
                                                                       7,821,413
                                                                   -------------
              MERCHANDISING - DRUG - 0.94%
     30,700   CVS Corp. ........................................         983,321
     20,000 * Express Scripts, Inc., Class A....................       1,057,000
     48,000   Walgreen Co. .....................................       1,836,480
                                                                   -------------
                                                                       3,876,801
                                                                   -------------
              MERCHANDISING - FOOD - 1.06%
     60,500 * Safeway, Inc. ....................................       2,459,325
     69,875   SYSCO Corp. ......................................       1,946,019
                                                                   -------------
                                                                       4,405,344
                                                                   -------------
              MERCHANDISING - MASS - 2.29%
    175,000   Wal-Mart Stores, Inc. ............................       9,467,500
                                                                   -------------
              MERCHANDISING - SPECIALTY - 0.49%
      8,250 * Best Buy Co., Inc. ...............................         381,150
     30,000 * BJ's Wholesale Club, Inc. ........................       1,297,500
     16,900   TJX Companies, Inc. ..............................         356,421
                                                                   -------------
                                                                       2,035,071
                                                                   -------------
              MULTIMEDIA - 2.42%
    233,124 * AOL Time Warner, Inc. ............................       4,359,419
     20,000   McGraw-Hill Companies, Inc. ......................       1,262,600
     47,885 * Viacom, Inc., Class B.............................       2,344,449
     89,000   Walt Disney Co. ..................................       2,038,990
                                                                   -------------
                                                                      10,005,458
                                                                   -------------

--------------------------------------------------------------------------------

 May 31, 2002                                                   91
          SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS - CONTINUED

  NUMBER
 OF SHARES                                                        MARKET VALUE

------------------------------------------------------------------------------
             NATURAL GAS - DIVERSIFIED - 0.27%
    40,000   Questar Corp. ....................................   $  1,102,800
                                                                  ------------
             OIL AND GAS - 4.65%
   100,000   Baker Hughes, Inc. ...............................      3,665,000
   130,000 * BJ Services Co. ..................................      4,877,600
    13,500 * Cooper Cameron Corp. .............................        759,645
    50,000   Halliburton Co. ..................................        927,500
    50,000   Helmerich & Payne, Inc. ..........................      1,910,000
    20,000   Rowan Companies, Inc. ............................        514,000
    29,400   Schlumberger, Ltd. ...............................      1,518,216
   125,000   Tidewater, Inc. ..................................      5,093,750
                                                                  ------------
                                                                    19,265,711
                                                                  ------------
             PAPER/FOREST PRODUCTS - 0.38%
    30,000   Rayonier, Inc. ...................................      1,575,600
                                                                  ------------
             POLLUTION CONTROL - 0.07%
    25,000 * Allied Waste Industries, Inc. ....................        280,000
                                                                  ------------
             PUBLISHING - NEWS - 0.94%
    51,400   Gannett Co., Inc. ................................      3,896,120
                                                                  ------------
             RAILROAD - 0.89%
    51,000   Burlington Northern Santa Fe Corp. ...............      1,443,300
    36,300   Union Pacific Corp. ..............................      2,223,012
                                                                  ------------
                                                                     3,666,312
                                                                  ------------
             REAL ESTATE INVESTMENT TRUSTS - 0.28%
   100,500   Host Marriott Corp. ..............................      1,153,740
                                                                  ------------
             RESTAURANTS - 0.39%
    12,500 * Starbucks Corp. ..................................        303,500
    35,000   Wendy's International, Inc. ......................      1,328,950
                                                                  ------------
                                                                     1,632,450
                                                                  ------------
             SAVINGS & LOAN - 1.49%
    20,100   Golden State Bancorp, Inc. .......................        768,021
    30,000   GreenPoint Financial Corp. .......................      1,534,800
   100,000   Washington Mutual, Inc. ..........................      3,887,000
                                                                  ------------
                                                                     6,189,821
                                                                  ------------
             SECURITIES RELATED - 0.64%
    30,550   Bear Stearns Co., Inc. ...........................      1,834,528
    13,400   Lehman Brothers Holdings, Inc. ...................        817,400
                                                                  ------------
                                                                     2,651,928
                                                                  ------------

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              SEMICONDUCTORS - 3.54%
     50,000 * Advanced Micro Devices, Inc. ......................   $    571,500
     15,000 * Analog Devices, Inc. ..............................        549,300
     60,000 * Applied Materials, Inc. ...........................      1,330,800
      9,050 * Cirrus Logic, Inc. ................................         93,849
     30,400 * Fairchild Semiconductor Corp., Class A @...........        764,560
    280,000   Intel Corp. .......................................      7,733,600
     75,000 * LSI Logic Corp. ...................................        855,000
     25,000 * Micron Technology, Inc. ...........................        589,500
     76,000   Texas Instruments, Inc. ...........................      2,178,920
                                                                    ------------
                                                                      14,667,029
                                                                    ------------
              TELECOMMUNICATIONS - 3.30%
     19,000   Alltel Corp. ......................................        978,310
    120,000   AT&T Corp. ........................................      1,436,400
     45,052 * AT&T Wireless Services, Inc. ......................        365,372
    190,852   Lucent Technologies, Inc. @........................        887,462
    150,565   Motorola, Inc. ....................................      2,407,534
     19,406 * Nextel Communications, Inc. Class A................         94,313
    149,300   Nortel Networks Corp. @............................        329,953
     46,600 * Qualcomm, Inc. ....................................      1,474,424
     20,000   Scientific-Atlanta, Inc. ..........................        389,000
     28,998 * Sprint Corp. @.....................................        302,739
     17,500 * Tellabs, Inc. .....................................        169,050
    112,000   Verizon Communications, Inc. ......................      4,816,000
                                                                    ------------
                                                                      13,650,557
                                                                    ------------
              UTILITIES - COMMUNICATION - 2.67%
    136,000   BellSouth Corp. ...................................      4,526,080
    190,000   SBC Communications, Inc. ..........................      6,515,100
                                                                    ------------
                                                                      11,041,180
                                                                    ------------
              UTILITIES - ELECTRIC - 1.39%
     22,600 * Calpine Corp. @....................................        217,864
     40,300   DQE, Inc. @........................................        712,504
     80,000 * Mirant Corp. ......................................        760,000
     43,000   OGE Energy Corp. ..................................        979,970
    121,450   Puget Energy, Inc. ................................      2,532,233
     59,500 * Reliant Resources, Inc. @..........................        562,275
                                                                    ------------
                                                                       5,764,846
                                                                    ------------
              UTILITIES -
              GAS, DISTRIBUTION - 1.00%
     30,000   AGL Resources, Inc. ...............................        687,000
     68,205   Aquila, Inc. ......................................        883,255
    111,150   National Fuel Gas Co. .............................      2,582,014
                                                                    ------------
                                                                       4,152,269
                                                                    ------------

   NUMBER
 OF SHARES                                                         MARKET VALUE

-------------------------------------------------------------------------------
            UTILITIES - GAS, PIPELINE - 0.19%
     15,000 ONEOK, Inc. ........................................   $    311,550
     12,000 Peoples Energy Corp. ...............................        472,560
                                                                   ------------
                                                                        784,110
                                                                   ------------
            TOTAL COMMON STOCK
            (Cost $446,641,770).................................    412,730,894
                                                                   ------------
    PAR
   VALUE

------
            SHORT-TERM INVESTMENTS - 0.31%
            COMMERCIAL PAPER - 0.24%
 $1,000,000 UBS Finance, Inc. ..................................        999,899
                                                                   ------------
            REPURCHASE AGREEMENT - 0.04%
    180,000 State Street Bank, 1.70% dated 05/31/02 to be
            repurchased at $163,023 on 06/03/02, collateralized
            by Federal Home Loan Mortgage Corp. notes, 5.75%,
            03/15/09, with a market value of $187,875...........        180,000
                                                                   ------------
            U.S. TREASURY BILLS - 0.03%
     25,000  1.68% due 6/20/02..................................         24,978
     50,000  1.68% due 6/6/02...................................         49,988
     25,000  1.67% due 6/20/02..................................         24,978
                                                                   ------------
                                                                         99,944
                                                                   ------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $1,279,843)...................................      1,279,843
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $447,921,613) - 99.97%........................    414,010,737
                                                                   ------------
            Other assets and liabilities,
            net - 0.03%.........................................         97,025
                                                                   ------------
            NET ASSETS - 100%...................................   $414,167,762
                                                                   ------------
            * Non-income producing
            + Security represent an investment in an affiliated
              company
            @ The security or a portion thereof is out on loan
              (see Note 6)

--------------------------------------------------------------------------------

 92                                                   May 31, 2002
          SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS - CONTINUED

                                                                   UNREALIZED
  CONTRACTS                                                       DEPRECIATION

--------------------------------------------------------------------------------
             FUTURES CONTRACTS PURCHASED(/1/)
             (Delivery month/Value at 05/31/02)
 6(2)        S&P 500 Index
             (June 2002/$1,068)...............................   $      (87,446)
                                                                 --------------

(1) U.S. Treasury Bills with a market value of $99,944 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 250.

--------------------------------------------------------------------------------

 May 31, 2002                ASSET ALLOCATION FUND              93


--------------------------------------------------------
                Average Annual Total Return
--------------------------------------------------------
   1 Year             5 Years                 10 Years
--------------------------------------------------------
   -5.57%            6.10%                      8.67%

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                 Asset Allocation        S&P 500            Blended
                       Fund               Index             Index*
                 ----------------        -------            -------
6/1/1992            $10,000.00          $10,000.00         $10,000.00
12/31/1992           10,425.01           10,673.38          10,621.17
12/1993              11,392.43           11,749.19          11,650.86
12/1994              11,243.45           11,904.28          11,650.66
12/1995              14,030.33           16,377.69          14,841.75
12/1996              15,586.97           20,139.45          16,895.14
12/1997              19,112.06           26,857.85          20,601.98
12/1998              22,623.54           34,533.98          24,695.53
12/1999              25,283.75           41,802.37          27,406.12
12/2000              24,652.46           37,996.50          27,243.64
12/2001              23,613.81           33,480.78          26,365.22
5/31/2002            22,964.47           31,305.15          25,713.29


   * The Blended Index for Asset Allocation Fund consists of 55% S&P 500 Index, 35% Lehman Brothers Aggregate Bond Index, and 10% NYC 30 Day Day Primary CD Rate.

     The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

     Past performance is not predictive of future performance.
     The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. Federal National Mortgage
       Association
       6.50% due 02/01/32.......  3.49%
      United States Treasury
       Notes
   2.  3.00% due 11/30/03.......  2.22%
   3.  5.75% due 11/15/05.......  1.90%
   4. General Electric Co. .....  1.75%
   5. Federal National Mortgage
       Association
       7.00% due 09/01/31.......  1.63%
   6. Microsoft Corp. ..........  1.48%
   7. Federal National Mortgage
       Association
       3.50% due 09/15/04.......  1.44%
   8. Citigroup, Inc. ..........  1.34%
   9. ExxonMobil Corp. .........  1.27%
  10. Wal-Mart Stores, Inc. ....  1.26%


MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did the Fund perform relative to its benchmark?
For the 12 month period ended May 31, 2002 the Asset Allocation Fund is about in line with its benchmark: it returned -5.57% versus the benchmark return of -4.74%.

What were the dominant themes the Fund?
The Fund maintains a balance between stocks, bonds and cash. The stock portion is benchmarked to the S&P 500 Index, the bond portion is benchmarked to the Lehman Aggregate and the cash portion is benchmarked to the NYC 30-Day primary. Following this, the portfolio is focusing on the allocation between these funds.

Which holdings most enhanced the Fund's performance?
In this market downturn, the best performing asset class has been the cash asset class.

Were there any disappointments in the Fund?
The volatility witnessed in the credit sector over the past year has affected the bond performance of the fund.

What is your outlook for the next fiscal period?
There are currently numerous exogenous factors driving the level of interest rates. When these factors dissipate the resulting activity will drive rates higher and the yield curve flatter. The current state of heightened investor sensitivity which brings with it a dramatically steep yield curve will not last. On the equity side the confidence in corporate accounting is at an all-time low, terrorist threat is in everyone's mind and even though the economy is on the recovery slope, the equity markets do not seem to be able to absorb these good economic news.

--------------------------------------------------------------------------------

 94                                                   May 31, 2002
                ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 52.05%
               ADVERTISING - 0.20%
       2,920   Interpublic Group of Companies, Inc. ..............   $    96,360
       2,700   Omnicom Group, Inc. ...............................       233,199
         930 * TMP Worldwide, Inc. ...............................        25,119
                                                                     -----------
                                                                         354,678
                                                                     -----------
               AEROSPACE/DEFENSE - 0.87%
      11,290   Boeing Co. ........................................       481,518
       1,770   General Dynamics Corp. ............................       178,062
      10,730   Honeywell International, Inc. .....................       420,616
       2,140   Lockheed Martin Corp. .............................       132,787
         780   Northrop Grumman Corp. ............................        94,622
       1,890   Raytheon Co. ......................................        83,538
         890   Rockwell Collins, Inc. ............................        23,140
       2,280   United Technologies Corp. .........................       157,024
                                                                     -----------
                                                                       1,571,307
                                                                     -----------
               AIRLINES - 0.17%
         750 * AMR Corp. .........................................        15,713
         590   Delta Air Lines, Inc. .............................        15,488
      15,750   Southwest Airlines Co. ............................       268,222
                                                                     -----------
                                                                         299,423
                                                                     -----------
               APPAREL & PRODUCTS - 0.16%
       4,180   Gap, Inc. .........................................        60,903
       3,310 * Jones Apparel Group, Inc. .........................       131,937
       3,100   Limited, Inc. .....................................        65,069
         510   Liz Claiborne, Inc. ...............................        15,621
         540   V. F. Corp. .......................................        22,950
                                                                     -----------
                                                                         296,480
                                                                     -----------
               APPLIANCES/FURNISHINGS - 0.04%
         950   Leggett & Platt, Inc. .............................        25,004
         370   Maytag Corp. ......................................        16,572
         320   Whirlpool Corp. ...................................        22,848
                                                                     -----------
                                                                          64,424
                                                                     -----------
               AUTO - CARS - 0.32%
      22,350   Ford Motor Co. ....................................       394,477
       2,680   General Motors Corp. ..............................       166,562
         490   Goodrich (B.F.) Co. ...............................        16,371
                                                                     -----------
                                                                         577,410
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               AUTO - ORIGINAL EQUIPMENT - 0.26%
         720   Danaher Corp. .....................................   $    50,126
      16,360   Delphi Automotive Systems Corp. ...................       257,670
       9,980   Visteon Corp. .....................................       157,185
                                                                     -----------
                                                                         464,981
                                                                     -----------
               AUTO - REPLACEMENT PARTS - 0.09%
         520 * AutoZone, Inc. ....................................        42,562
         350   Cooper Tire & Rubber Co. ..........................         7,994
         840   Genuine Parts Co. .................................        30,702
         790   Goodyear Tire & Rubber Co. ........................        17,317
         250 * SPX Corp. .........................................        34,375
         610   TRW, Inc. .........................................        33,489
                                                                     -----------
                                                                         166,439
                                                                     -----------
               BANKS - 3.69%
       1,760   AmSouth Bancorp. ..................................        39,072
       7,600   Bank of America....................................       576,156
      11,860   Bank of New York Co., Inc. ........................       430,518
       6,580   BankOne Corp. .....................................       267,345
       2,220   BB&T Corp. ........................................        83,428
       1,090   Charter One Financial, Inc. .......................        39,458
       2,160   Comerica, Inc. ....................................       138,456
       4,360   Fifth Third Bancorp................................       284,141
         610   First Tennessee National Corp. ....................        23,760
      11,590   FleetBoston Financial Corp. .......................       408,432
       1,210   Huntington Bancshares, Inc. .......................        24,164
      21,480   J.P. Morgan Chase & Co. ...........................       772,206
       2,050   KeyCorp............................................        55,965
         510   Marshall & Ilsley Corp. ...........................        31,666
       9,382   Mellon Financial Corp. ............................       348,072
       8,080   National City Corp. ...............................       268,902
       5,370   Northern Trust Corp. ..............................       278,273
       1,390   PNC Financial Services Group.......................        78,188
       1,370   Providian Financial Corp. .........................        11,166
       1,100   Regions Financial Corp. ...........................        39,655
       1,660   SouthTrust Corp. ..................................        43,110
       5,770   State Street Bank & Trust..........................       268,074
       2,740   SunTrust Banks, Inc. ..............................       187,142
       1,410   Synovus Financial Corp. ...........................        37,577
      16,910   U.S. Bancorp, Inc. ................................       399,921
         660   Union Planters Corp. ..............................        33,112
      16,020   Wachovia Corp. ....................................       614,687
      16,590   Wells Fargo Co. ...................................       869,316
         440   Zions Bancorp. ....................................        24,231
                                                                     -----------
                                                                       6,676,193
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               BEVERAGES - 1.69%
       1,370   Adolph Coors Co., Class B..........................   $    91,434
       4,270   Anheuser-Busch Companies, Inc. ....................       220,375
         330   Brown-Forman Corp., Class B........................        25,974
      24,890   Coca-Cola Bottling Co. ............................     1,382,888
       3,850   Coca-Cola Enterprises, Inc. .......................        83,738
       2,920   Pepsi Bottling Group, Inc. ........................        96,418
      22,350   PepsiCo, Inc. .....................................     1,161,753
                                                                     -----------
                                                                       3,062,580
                                                                     -----------
               BROADCASTING - 0.43%
       8,390 * Clear Channel Communications, Inc. ................       446,600
       9,260 * Comcast Corp., Class A.............................       260,761
       1,960 * Univision Communications, Inc., Class A............        78,400
                                                                     -----------
                                                                         785,761
                                                                     -----------
               BUILDING MATERIALS - 0.93%
         350 * American Standard Companies, Inc. .................        26,425
      24,910   Home Depot, Inc. ..................................     1,038,498
      10,040   Lowe's Cos., Inc. .................................       473,486
       2,220   Masco Corp. .......................................        59,185
       2,050   Sherwin-Williams Co. ..............................        64,780
         490   Vulcan Materials Co. ..............................        23,437
                                                                     -----------
                                                                       1,685,811
                                                                     -----------
               CHEMICAL - 0.95%
       1,100   Air Products and Chemicals, Inc. ..................        55,165
         330   Ashland Oil, Inc. .................................        12,537
      15,760   Dow Chemical Co. ..................................       525,438
      11,400   E.I. du Pont de Nemours and Co. ...................       524,400
       3,820   Eastman Chemical Co. ..............................       176,675
       1,270   Ecolab, Inc. ......................................        60,554
       3,280   Engelhard Corp. ...................................       102,073
       2,540   Great Lakes Chemical Corp. ........................        64,567
       4,220 * Hercules, Inc. ....................................        53,130
         810   PPG Industries, Inc. ..............................        46,316
         780   Praxair, Inc. .....................................        43,680
       1,060   Rohm and Haas Co. .................................        39,941
         350   Sigma Aldrich Corp. ...............................        16,698
                                                                     -----------
                                                                       1,721,174
                                                                     -----------

--------------------------------------------------------------------------------

 May 31, 2002                                                   95
          ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               COMMERCIAL SERVICES - 0.39%
      10,640 * Cendant Corp. .....................................   $   194,499
         820   Cintas Corp. ......................................        42,812
       6,000 * Concord EFS, Inc. .................................       187,620
       4,630 * Convergys Corp. ...................................       121,491
         320   Deluxe Corp. ......................................        14,477
       2,640   Fluor Corp. .......................................        99,264
         750   Moody's Corp. .....................................        36,120
         580 * Quintiles Transnational Corp. .....................         8,242
                                                                     -----------
                                                                         704,525
                                                                     -----------
               CONGLOMERATES - 2.49%
       2,740   3M Co. ............................................       343,678
     101,710   General Electric Co. ..............................     3,167,249
         430   ITT Industries, Inc. ..............................        28,810
       6,170   Loews Corp. .......................................       352,307
       4,130   Textron, Inc. .....................................       193,780
      18,790   Tyco International, Ltd. ..........................       412,441
                                                                     -----------
                                                                       4,498,265
                                                                     -----------
               CONTAINERS - METAL/GLASS - 0.01%
         270   Ball Corp. ........................................        11,227
                                                                     -----------
               CONTAINERS - PAPER - 0.03%
         250   Bemis Co., Inc. ...................................        12,475
         770 * Pactiv Corp. ......................................        17,841
         410 * Sealed Air Corp. ..................................        18,348
         240   Temple-Inland, Inc. ...............................        13,363
                                                                     -----------
                                                                          62,027
                                                                     -----------
               COSMETICS/TOILETRIES - 1.34%
         280   Alberto-Culver Co., Class B........................        14,832
       1,140   Avon Products, Inc. ...............................        60,363
       9,600   Gillette Co. ......................................       341,472
         460   International Flavors & Fragrances, Inc. ..........        15,667
       5,240   Kimberly-Clark Corp. ..............................       340,181
      18,410   Procter & Gamble Co. ..............................     1,648,615
                                                                     -----------
                                                                       2,421,130
                                                                     -----------

   NUMBER                                                      MARKET
  OF SHARES                                                     VALUE

--------------------------------------------------------------------------------
               DRUGS - 4.53%
      14,960   Abbott Laboratories........................   $   710,600
       2,980   Allergan, Inc. ............................       188,038
       9,610 * Amgen, Inc. ...............................       457,724
         710 * Biogen, Inc. ..............................        35,415
      18,690   Bristol Myers Squibb Co. ..................       581,633
         920 * Chiron Corp. ..............................        33,304
       7,280   Eli Lilly & Co. ...........................       471,016
       1,260 * Forest Laboratories, Inc. .................        93,026
       1,030 * Genzyme Corp. .............................        32,991
       4,640 * King Pharmaceuticals, Inc. ................       125,512
       1,390   McKesson Corp. ............................        52,125
      21,280   Merck & Co., Inc. .........................     1,215,088
      65,900   Pfizer, Inc. ..............................     2,280,140
      15,760   Pharmacia Corp. ...........................       680,674
      16,470   Schering-Plough Corp. .....................       435,631
         510 * Watson Pharmaceuticals, Inc. ..............        13,260
      14,220   Wyeth......................................       789,210
                                                             -----------
                                                               8,195,387
                                                             -----------
               ELECTRONICS/ELECTRICAL
               EQUIPMENT - 0.78%
       7,040 * Agilent Technologies, Inc. ................       185,645
         940 * American Power Conversion Corp. ...........        13,122
       1,030   Applera Corp. .............................        18,746
         900 * Comverse Technology, Inc. .................        10,665
       9,760 * Corning, Inc. .............................        46,848
       4,080   Emerson Electric Co. ......................       236,028
         950 * Jabil Circuit, Inc. .......................        21,812
       6,550 * JDS Uniphase Corp. ........................        22,991
         420   Johnson Controls, Inc. ....................        36,985
       1,980   Millipore Corp. ...........................        78,368
         940   Molex, Inc. ...............................        35,485
       2,350 * Nvidia Corp. ..............................        78,631
         570   Parker Hannifin Corp. .....................        27,930
         590   Perkinelmer, Inc. .........................         8,242
       6,530   Pitney Bowes, Inc. ........................       267,403
         800 * PMC-Sierra, Inc. ..........................        11,376
         380 * Power-One, Inc. ...........................         3,416
       4,880 * Sanmina Corp. .............................        56,120
      13,510 * Solectron Corp. ...........................       109,161
       5,100   Symbol Technologies, Inc. .................        43,707
         440 * Tektronix, Inc. ...........................         8,923
         860 * Thermo Electron Corp. .....................        15,790
         280 * Thomas & Betts Corp. ......................         6,110
         450   W. W. Grainger, Inc. ......................        23,661
         630 * Waters Corp. ..............................        16,796
       3,480 * Xerox Corp. ...............................        31,216
                                                             -----------
                                                               1,415,177
                                                             -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               ENTERTAINMENT - 0.15%
         830   Hasbro, Inc. ......................................   $    12,699
         430 * International Game Technology......................        26,875
      11,040   Mattel, Inc. ......................................       234,490
                                                                     -----------
                                                                         274,064
                                                                     -----------
               FINANCE COMPANIES - 0.65%
       3,490   Capital One Financial Corp. .......................       217,916
         590   Countrywide Credit Industries, Inc. ...............        29,093
       7,410   Household International, Inc. .....................       379,021
      12,910   MBNA Corp. ........................................       467,471
         760   SLM Corp. .........................................        73,325
                                                                     -----------
                                                                       1,166,826
                                                                     -----------
               FINANCIAL SERVICES - 2.64%
      13,240   American Express Co. ..............................       562,832
      56,140   Citigroup, Inc. ...................................     2,424,125
       5,250   Equifax, Inc. .....................................       145,058
       9,220   Fannie Mae.........................................       737,692
       3,360   Freddie Mac........................................       220,248
         880   H & R Block, Inc. .................................        39,512
       8,440   John Hancock Financial Services, Inc. .............       309,664
       5,460   Paychex, Inc. .....................................       189,189
       6,420   Stillwell Financial, Inc. .........................       138,672
                                                                     -----------
                                                                       4,766,992
                                                                     -----------
               FOODS - 0.66%
       3,160   Archer Daniels Midland Co. ........................        45,978
       1,980   Campbell Soup Co. .................................        55,935
       2,600   ConAgra, Inc. .....................................        63,986
       7,210   General Mills, Inc. ...............................       328,055
       1,690   H J Heinz Co. .....................................        68,665
         650   Hershey Foods Corp. ...............................        43,375
       1,960   Kellogg Co. .......................................        71,932
       3,780   Sara Lee Corp. ....................................        79,682
       5,760   Unilever NV........................................       377,395
       1,090   Wm. Wrigley Jr. Co. ...............................        62,468
                                                                     -----------
                                                                       1,197,471
                                                                     -----------
               FOOTWEAR - 0.04%
       1,290   Nike, Inc., Class B................................        69,338
         290 * Reebok International, Ltd. ........................         7,592
                                                                     -----------
                                                                          76,930
                                                                     -----------

--------------------------------------------------------------------------------

 96                                                   May 31, 2002
          ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               FREIGHT - 0.07%
       1,440 * FedEx Corp. .......................................   $    77,688
         290   Ryder System, Inc. ................................         8,671
         650   United Parcel Service, Inc., Class B...............        39,247
                                                                     -----------
                                                                         125,606
                                                                     -----------
               HARDWARE & TOOLS - 0.03%
         390   Black & Decker Corp. ..............................        18,638
         280   Snap-on, Inc. .....................................         8,848
         410   Stanley Works......................................        17,458
                                                                     -----------
                                                                          44,944
                                                                     -----------
               HEALTHCARE - 0.50%
         260   Bausch & Lomb, Inc. ...............................         9,820
       6,920   Cardinal Health, Inc. .............................       459,903
       3,950 * Caremark Rx, Inc. .................................        76,393
       1,170 * Health Management Associates, Inc., Class A........        24,090
       1,900 * HealthSouth Corp. .................................        26,885
         820 * Humana, Inc. ......................................        12,481
       1,430   IMS Health, Inc. ..................................        30,102
       2,790 * Manor Care, Inc. ..................................        72,261
       1,510   UnitedHealth Group, Inc. ..........................       137,108
         700 * Wellpoint Health Networks, Inc.,
               Class A............................................        51,912
                                                                     -----------
                                                                         900,955
                                                                     -----------
               HEAVY DUTY TRUCKS/PARTS - 0.06%
         200   Cummins Engine Co., Inc. ..........................         7,362
       2,170   Dana Corp. ........................................        46,264
         330   Eaton Corp. .......................................        26,671
         290 * Navistar International Corp. ......................        10,298
         555   PACCAR, Inc. ......................................        24,553
                                                                     -----------
                                                                         115,148
                                                                     -----------
               HOME BUILDERS - 0.14%
       2,050   Centex Corp. ......................................       110,188
         240   KB Home............................................        12,367
       2,540   Pulte Corp. .......................................       137,744
                                                                     -----------
                                                                         260,299
                                                                     -----------
               HOSPITAL MANAGEMENT - 0.30%
       6,540   HCA, Inc. .........................................       321,310
       2,970 * Tenet Healthcare Corp. ............................       221,265
                                                                     -----------
                                                                         542,575
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               HOSPITAL SUPPLIES - 1.59%
       2,200   AmerisourceBergen Corp. ...........................   $   169,598
       4,750   Baxter International, Inc. ........................       255,075
       4,500   Becton, Dickinson and Co. .........................       169,200
       1,300   Biomet, Inc. ......................................        36,699
       1,950 * Boston Scientific Corp. ...........................        54,308
       1,750   CR Bard, Inc. .....................................        96,425
      24,710   Johnson & Johnson..................................     1,515,958
       7,790   Medtronic, Inc. ...................................       359,509
         420 * St. Jude Medical, Inc. ............................        35,448
       2,650 * Stryker Corp. .....................................       144,584
         940 * Zimmer Holdings, Inc. .............................        32,881
                                                                     -----------
                                                                       2,869,685
                                                                     -----------
               HOUSEHOLD PRODUCTS - 0.29%
       1,120   Clorox Co. ........................................        51,296
       6,310   Colgate-Palmolive Co. .............................       342,002
       1,290   Newell Rubbermaid, Inc. ...........................        44,053
       4,230   Tupperware Corp. ..................................        93,610
                                                                     -----------
                                                                         530,961
                                                                     -----------
               HUMAN RESOURCES - 0.01%
         850 * Robert Half International, Inc. ...................        20,978
                                                                     -----------
               INFORMATION PROCESSING - HARDWARE - 2.27%
       1,710 * Apple Computer, Inc. ..............................        39,843
      71,060 * Cisco Systems, Inc. ...............................     1,121,327
      23,440 * Dell Computer Corp. ...............................       629,364
       1,560 * Gateway, Inc. .....................................         8,362
      26,930   Hewlett-Packard Co. ...............................       514,094
      17,170   International Business Machines....................     1,381,326
       1,130 * Lexmark International Group, Inc.,
               Class A............................................        70,569
       1,610 * Network Appliance, Inc. ...........................        20,946
       7,790 * Palm, Inc. ........................................        12,386
      43,680 * Sun Microsystems, Inc. ............................       300,955
                                                                     -----------
                                                                       4,099,172
                                                                     -----------
               INFORMATION PROCESSING -
               SERVICES - 0.33%
         550 * Brocade Communications Systems, Inc. ..............        10,808
         830 * Computer Sciences Corp. ...........................        39,317
       1,200 * Earthlink, Inc. ...................................         7,896

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               SERVICES - Continued
       5,520   Electronic Data Systems Corp. .....................   $   291,566
      16,750 * EMC Corp. .........................................       121,437
         920 * Fiserv, Inc. ......................................        39,137
         470 * NCR Corp. .........................................        17,179
       1,560 * Unisys Corp. ......................................        17,846
       2,810 * Yahoo, Inc. .......................................        45,016
                                                                     -----------
                                                                         590,202
                                                                     -----------
               INFORMATION PROCESSING -
               SOFTWARE - 2.37%
       1,490   Adobe Systems, Inc. ...............................        53,789
         540   Autodesk, Inc. ....................................         7,290
       6,790   Automatic Data Processing, Inc. ...................       352,537
       1,170 * BMC Software, Inc. ................................        19,785
       4,460 * Citrix Systems, Inc. ..............................        47,588
       7,840   Computer Associates International, Inc. ...........       136,102
       1,800 * Compuware Corp. ...................................        13,266
       3,190   First Data Corp. ..................................       252,648
       1,830 * Intuit, Inc. ......................................        80,026
         400 * Mercury Interactive Corp. .........................        13,544
      52,690 * Microsoft Corp. ...................................     2,682,448
      13,400 * Novell, Inc. ......................................        45,962
      55,040 * Oracle Corp. ......................................       435,917
       6,110 * Parametric Technology Corp. .......................        21,263
       1,460 * Peoplesoft, Inc. ..................................        29,974
         940 * Rational Software Corp. ...........................        10,697
         350 * Retek, Inc. .......................................         8,536
       2,230 * Siebel Systems, Inc. ..............................        40,697
       1,940 * Veritas Software Corp. ............................        43,980
                                                                     -----------
                                                                       4,296,049
                                                                     -----------
               INSURANCE - CASUALTY - 0.16%
       1,250   Ace, Ltd. .........................................        43,263
         820   Chubb Corp. .......................................        61,631
       1,050   Progressive Corp. .................................        62,170
         620   Safeco Corp. ......................................        19,834
       1,000   St. Paul Companies, Inc. ..........................        42,610
         640   Xl Capital, Ltd., Class A..........................        56,653
                                                                     -----------
                                                                         286,161
                                                                     -----------

--------------------------------------------------------------------------------

 May 31, 2002                                                   97
          ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER                                                             MARKET
  OF SHARES                                                            VALUE

-------------------------------------------------------------------------------
               INSURANCE - LIFE - 0.10%
         700   CIGNA Corp. ......................................   $    74,235
       1,670 * Conseco, Inc. ....................................         4,659
         730   Jefferson-Pilot Corp. ............................        34,755
         920   Lincoln National Corp. ...........................        41,235
         600   Torchmark Corp. ..................................        24,216
                                                                    -----------
                                                                        179,100
                                                                    -----------
               INSURANCE - MISCELLANEOUS - 0.38%
         510   Ambac Financial Group, Inc. ......................        34,354
       3,830   Marsh & McLennan Companies, Inc. .................       386,447
         720   MBIA, Inc. .......................................        40,399
       3,220   MGIC Investment Corp. ............................       234,351
                                                                    -----------
                                                                        695,551
                                                                    -----------
               INSURANCE - MULTILINE - 1.41%
         700   Aetna, Inc. ......................................        33,495
       6,170   AFLAC, Inc. ......................................       198,427
       8,640   Allstate Corp. ...................................       332,467
      25,180 + American International Group, Inc. ...............     1,686,305
       1,300   Aon Corp. ........................................        43,459
         780   Cincinnati Financial Corp. .......................        35,396
       1,180   Hartford Financial Services Group, Inc. ..........        77,880
       3,500   MetLife, Inc. ....................................       116,305
       1,170   UnumProvident Corp. ..............................        29,601
                                                                    -----------
                                                                      2,553,335
                                                                    -----------
               LEISURE TIME - 0.18%
         420   Brunswick Corp. ..................................        11,172
       2,830   Carnival Corp., Class A...........................        86,032
       3,860   Harley-Davidson, Inc. ............................       202,959
         690 * Sabre Group Holdings, Inc., Class A...............        27,186
                                                                    -----------
                                                                        327,349
                                                                    -----------
               LODGING - 0.07%
         540 * Harrah's Entertainment, Inc. .....................        25,731
       1,780   Hilton Hotels Corp. ..............................        25,276
       1,160   Marriott International, Inc., Class A.............        46,911
         960   Starwood Hotels & Resorts Worldwide, Inc., Class
               B.................................................        33,974
                                                                    -----------
                                                                        131,892
                                                                    -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               MACHINERY - 0.40%
       1,660   Caterpillar, Inc. .................................   $    86,768
       1,650   Cooper Industries, Ltd., Class A...................        71,560
         290   Crane Co. .........................................         8,042
       1,150   Deere & Co. .......................................        54,050
       5,730   Dover Corp. .......................................       203,931
       1,470   Illinois Tool Works, Inc. .........................       104,414
       3,160   Ingersoll Rand Company, Ltd., Class A..............       159,106
         590   Pall Corp. ........................................        13,428
         890   Rockwell International Corp. ......................        19,527
                                                                     -----------
                                                                         720,826
                                                                     -----------
               MEDICAL TECHNOLOGY - 0.11%
       2,470 * Guidant Corp. .....................................        98,800
       2,630 * Immunex Corp. .....................................        66,381
       1,200 * MedImmune, Inc. ...................................        39,024
                                                                     -----------
                                                                         204,205
                                                                     -----------
               MERCHANDISING - DEPARTMENT - 0.56%
         400   Dillards, Inc., Class A............................        12,012
         930 * Federated Department Stores, Inc. .................        38,511
       1,270   J.C. Penney Co., Inc. .............................        31,064
       4,670 * Kohl's Corp. ......................................       350,250
       4,660   May Department Stores Co. .........................       163,939
       1,560   Sears, Roebuck and Co. ............................        92,118
       7,960   Target Corp. ......................................       329,942
                                                                     -----------
                                                                       1,017,836
                                                                     -----------
               MERCHANDISING - DRUG - 0.24%
       1,890   CVS Corp. .........................................        60,537
       9,630   Walgreen Co. ......................................       368,444
                                                                     -----------
                                                                         428,981
                                                                     -----------
               MERCHANDISING - FOOD - 0.35%
       1,960   Albertson's, Inc. .................................        68,933
       3,860 * Kroger Co. ........................................        86,271
       2,420 * Safeway, Inc. .....................................        98,373
         640   Supervalue, Inc. ..................................        19,315
      12,160   SYSCO Corp. .......................................       338,656
         680   Winn-Dixie Stores, Inc. ...........................        13,199
                                                                     -----------
                                                                         624,747
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - MASS - 1.41%
         550 * Big Lots, Inc. ....................................   $     9,845
       6,580 * Costco Wholesale Corp. ............................       258,397
      42,170   Wal-Mart Stores, Inc. .............................     2,281,397
                                                                     -----------
                                                                       2,549,639
                                                                     -----------
               MERCHANDISING - SPECIALTY - 0.49%
         310   American Greetings Corp., Class A..................         6,408
         250 * Barnes & Noble, Inc. ..............................         7,693
       1,400 * Bed Bath & Beyond, Inc. ...........................        48,020
       3,980 * Best Buy Co., Inc. ................................       183,876
       1,010   Circuit City Stores, Inc. .........................        23,139
       3,410   Dollar General Corp. ..............................        58,618
         800 * Dollar Tree Stores, Inc. ..........................        32,216
         830   Family Dollar Stores, Inc. ........................        29,880
       3,870   Fortune Brands, Inc. ..............................       207,625
         650   Nordstrom, Inc. ...................................        16,003
       1,480 * Office Depot, Inc. ................................        27,054
         870   Radioshack Corp. ..................................        29,789
       2,630 * Staples, Inc. .....................................        55,440
         700   Tiffany & Co. .....................................        26,250
       2,640   TJX Companies, Inc. ...............................        55,678
       4,310 * Toys "R" Us, Inc. .................................        78,657
                                                                     -----------
                                                                         886,346
                                                                     -----------
               METALS - 0.49%
       1,550   Alcan, Inc. .......................................        59,055
      10,690   Alcoa, Inc. .......................................       373,936
         390   Allegheny Technologies, Inc. ......................         6,848
       2,590 * Barrick Gold Corp. ................................        56,462
       8,240 * Freeport-McMoRan Copper & Gold, Inc., Class B......       162,740
         880 * Inco, Ltd. ........................................        19,941
       2,840   Newmont Mining Corp. ..............................        88,636
         380   Nucor Corp. .......................................        25,335
       1,630   Phelps Dodge Corp. ................................        63,586
       1,590   Placer Dome, Inc. .................................        21,624
         480   United States Steel Corp. .........................         9,859
         410   Worthington Industries, Inc. ......................         6,253
                                                                     -----------
                                                                         894,275
                                                                     -----------

--------------------------------------------------------------------------------

 98                                                   May 31, 2002
          ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               MULTIMEDIA - 1.27%
      45,720 * AOL Time Warner, Inc. .............................   $   854,964
         930   McGraw-Hill Companies, Inc. .......................        58,711
         240   Meredith Corp. ....................................         9,706
      18,960 * Viacom, Inc., Class B..............................       928,282
      19,450   Walt Disney Co. ...................................       445,599
                                                                     -----------
                                                                       2,297,262
                                                                     -----------
               NATURAL GAS - DIVERSIFIED - 0.12%
       7,560   El Paso Corp. .....................................       193,914
         600   Kinder Morgan, Inc. ...............................        25,950
                                                                     -----------
                                                                         219,864
                                                                     -----------
               OIL AND GAS - 3.69%
         430   Amerada Hess Corp. ................................        35,368
       6,000   Anadarko Petroleum Corp. ..........................       304,500
         660   Apache Corp. ......................................        36,749
       3,420   Baker Hughes, Inc. ................................       125,343
         760 * BJ Services Co. ...................................        28,515
       3,720   Burlington Resources, Inc. ........................       151,032
      10,650   ChevronTexaco Corp. ...............................       929,212
       3,020   Conoco, Inc. ......................................        81,178
         750   Devon Energy Corp. ................................        39,187
       1,690   Dynegy, Inc., Class A..............................        15,024
         560   EOG Resources, Inc. ...............................        22,960
      57,770   ExxonMobil Corp. ..................................     2,306,756
       4,820   Halliburton Co. ...................................        89,411
       4,880   Kerr-McGee Corp. ..................................       283,479
      11,440   Marathon Oil Corp. ................................       313,685
       7,350 * McDermott International, Inc. .....................        97,387
         680 * Nabors Industries, Inc. ...........................        29,852
         640 * Noble Corp. .......................................        27,405
       1,810   Occidental Petroleum Corp. ........................        54,047
       1,840   Phillips Petroleum Co. ............................       105,892
         450   Rowan Companies, Inc. .............................        11,565
      19,460   Royal Dutch Petroleum Co. .........................     1,070,300
       7,830   Schlumberger, Ltd. ................................       404,341
         370   Sunoco, Inc. ......................................        13,157
       1,540   Transocean Sedco Forex, Inc. ......................        58,782
       1,180   Unocal Corp. ......................................        43,448
                                                                     -----------
                                                                       6,678,575
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               PAPER/FOREST PRODUCTS - 0.28%
         530   Avery Dennison Corp. ..............................   $    34,646
         280   Boise Cascade Corp. ...............................         9,962
       1,760   Georgia-Pacific Corp. .............................        46,974
       2,330   International Paper Co. ...........................       100,423
       7,110   Louisiana Pacific Corp. ...........................        75,011
         960   Meadwestvaco Corp. ................................        30,298
         890   Plum Creek Timber Co., Inc. .......................        27,029
       6,350 * Smurfit-Stone Container Corp. .....................       103,505
       1,060   Weyerhaeuser Co. ..................................        69,430
                                                                     -----------
                                                                         497,278
                                                                     -----------
               PHOTOGRAPHY - 0.03%
       1,410   Eastman Kodak Co. .................................        46,911
                                                                     -----------
               POLLUTION CONTROL - 0.08%
       5,150 * Allied Waste Industries, Inc. .....................        57,680
       3,030   Waste Management, Inc. ............................        83,174
                                                                     -----------
                                                                         140,854
                                                                     -----------
               PUBLISHING - NEWS - 0.17%
         410   Dow Jones & Co., Inc. .............................        22,571
       1,280   Gannett Co., Inc. .................................        97,024
         410   Knight-Ridder, Inc. ...............................        26,990
         730   New York Times Co., Class A........................        36,697
       3,090   Tribune Co. .......................................       131,356
                                                                     -----------
                                                                         314,638
                                                                     -----------
               PUBLISHING/PRINTING - 0.05%
       3,300   R. R. Donnelley & Sons Co. ........................        95,139
                                                                     -----------
               RAILROAD - 0.20%
       7,310   Burlington Northern Santa Fe Corp. ................       206,873
       1,030   CSX Corp. .........................................        35,432
       1,860   Norfolk Southern Corp. ............................        39,376
       1,200   Union Pacific Corp. ...............................        73,488
                                                                     -----------
                                                                         355,169
                                                                     -----------
               REAL ESTATE INVESTMENT TRUSTS - 0.05%
       2,000   Equity Office Properties Trust.....................        60,280
       1,310   Equity Residential Properties Trust................        37,911
                                                                     -----------
                                                                          98,191
                                                                     -----------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RESTAURANTS - 0.32%
         840   Darden Restaurants, Inc. .......................   $       21,109
       9,910   McDonald's Corp. ...............................          296,705
       8,440 * Starbucks Corp. ................................          204,923
         510   Wendy's International, Inc. ....................           19,365
         700 * Yum Brands, Inc. ...............................           44,730
                                                                  --------------
                                                                         586,832
                                                                  --------------
               SAVINGS & LOAN - 0.33%
         760   Golden West Financial Corp. ....................           53,170
      14,100   Washington Mutual, Inc. ........................          548,067
                                                                  --------------
                                                                         601,237
                                                                  --------------
               SCHOOLS - 0.02%
         830 * Apollo Group, Inc., Class A.....................           28,618
                                                                  --------------
               SECURITIES RELATED - 0.57%
         480   Bear Stearns Co., Inc. .........................           28,824
      11,650   Charles Schwab Corp. ...........................          140,848
       1,260   Franklin Resources, Inc. .......................           54,848
         450   Goldman Sachs Group, LP.........................           33,953
       1,180   Lehman Brothers Holdings, Inc. .................           71,980
       4,070   Merrill Lynch & Co., Inc. ......................          165,690
      11,270   Morgan Stanley Dean Witter & Co. ...............          512,334
         600   T. Rowe Price Group, Inc. ......................           21,666
                                                                  --------------
                                                                       1,030,143
                                                                  --------------
               SEMICONDUCTORS - 2.06%
       6,090 * Advanced Micro Devices, Inc. ...................           69,609
       1,860 * Altera Corp. ...................................           33,536
       1,760 * Analog Devices, Inc. ...........................           64,451
      16,070 * Applied Materials, Inc. ........................          356,433
       1,450 * Applied Micro Circuits Corp. ...................            8,918
       2,470 * Broadcom Corp., Class A.........................           55,698
       1,230 * Conexant Systems, Inc. .........................            8,795
      67,950   Intel Corp. ....................................        1,876,779
         900 * KLA Tencor Corp. ...............................           46,917
       1,530   Linear Technology Corp. ........................           56,992
       4,470 * LSI Logic Corp. ................................           50,958
       1,570 * Maxim Integrated Products, Inc. ................           72,220
       6,900 * Micron Technology, Inc. ........................          162,702
         860 * National Semiconductor Corp. ...................           26,402
       3,540 * Novellus Systems, Inc. .........................          150,379

--------------------------------------------------------------------------------

 May 31, 2002                                                   99
          ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - Continued
         450 * QLogic Corp. ......................................   $    20,574
       3,620 * Teradyne, Inc. ....................................        98,030
      17,830   Texas Instruments, Inc. ...........................       511,186
         970 * Vitesse Semiconductor Corp. .......................         4,878
       1,620 * Xilinx, Inc. ......................................        57,121
                                                                     -----------
                                                                       3,732,578
                                                                     -----------
               TELECOMMUNICATIONS - 1.64%
       3,830 * ADC Telecommunications, Inc. ......................        12,830
       1,500   Alltel Corp. ......................................        77,235
         390 * Andrew Corp. ......................................         6,720
      26,230   AT&T Corp. ........................................       313,973
      30,700 * AT&T Wireless Services, Inc. ......................       248,977
       1,740 * Avaya, Inc. .......................................        12,041
         680   CenturyTel, Inc. ..................................        21,080
       1,590 * Ciena Corp. .......................................         8,999
       1,350 * Citizens Communications............................        12,690
      37,580   Lucent Technologies, Inc. .........................       174,747
      25,450   Motorola, Inc. ....................................       406,945
       9,960 * Nextel Communications, Inc. Class A................        48,406
      15,460   Nortel Networks Corp. .............................        34,167
       8,800 * Qualcomm, Inc. ....................................       278,432
       8,040   Qwest Communications International, Inc. ..........        41,486
         760   Scientific-Atlanta, Inc. ..........................        14,782
      11,670 * Sprint Corp. ......................................       121,835
       1,980 * Tellabs, Inc. .....................................        19,127
      25,750   Verizon Communications, Inc. ......................     1,107,250
                                                                     -----------
                                                                       2,961,722
                                                                     -----------
               TOBACCO - 0.77%
      23,760   Philip Morris Companies, Inc. .....................     1,360,260
         810   UST, Inc. .........................................        31,047
                                                                     -----------
                                                                       1,391,307
                                                                     -----------
               UTILITIES - COMMUNICATION - 0.96%
      17,570   BellSouth Corp. ...................................       584,730
      31,780   SBC Communications, Inc. ..........................     1,089,736
       4,290   Sprint Corp. ......................................        70,570
                                                                     -----------
                                                                       1,745,036
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - 1.55%
       2,570 * AES Corp. .........................................   $    16,834
       6,000   Allegheny Energy, Inc. ............................       215,580
         660   Ameren Corp. ......................................        28,855
       1,560   American Electric Power, Inc. .....................        66,659
       1,790 * Calpine Corp. .....................................        17,256
         790   Cinergy Corp. .....................................        28,796
         640   CMS Energy Corp. ..................................        11,558
       1,030   Consolidated Edison, Inc. .........................        45,083
         790   Constellation Energy Group, Inc. ..................        23,913
       4,340   Dominion Resources, Inc. ..........................       281,145
         790   DTE Energy Co. ....................................        36,972
       3,990   Duke Energy Corp. .................................       127,720
       1,570 * Edison International, Inc. ........................        29,296
       1,070   Entergy Corp. .....................................        47,059
       3,800   Exelon Corp. ......................................       203,262
       1,440   FirstEnergy Corp. .................................        49,694
         850   FPL Group, Inc. ...................................        53,542
       1,930 * Mirant Corp. ......................................        18,335
       2,150   NiSource, Inc. ....................................        52,095
      12,270 * Pacific Gas & Electric Co. ........................       263,805
         410   Pinnacle West Capital Corp. .......................        16,445
       5,360   PPL Corp. .........................................       189,690
       1,060   Progress Energy, Inc. .............................        54,961
       4,150   Public Service Enterprise Group, Inc. .............       187,912
       9,040   Reliant Energy, Inc. ..............................       153,770
       3,360   Southern Co. ......................................        90,720
       1,970   TECO Energy, Inc. .................................        49,053
       1,280   TXU Corp. .........................................        65,702
      17,820   Xcel Energy, Inc. .................................       382,952
                                                                     -----------
                                                                       2,808,664
                                                                     -----------
               UTILITIES -
               GAS, DISTRIBUTION - 0.03%
         670   Keyspan Corp. .....................................        25,366
         220   Nicor, Inc. .......................................        10,573
       1,000   Sempra Energy......................................        25,010
                                                                     -----------
                                                                          60,949
                                                                     -----------
               UTILITIES - GAS, PIPELINE - 0.04%
         170   Peoples Energy Corp. ..............................         6,695
       4,640   Williams Companies, Inc. ..........................        65,888
                                                                     -----------
                                                                          72,583
                                                                     -----------
               TOTAL COMMON STOCK
               (Cost $79,904,207).................................    94,177,049
                                                                     -----------

     PAR                                                               MARKET
    VALUE                                                               VALUE

--------------------------------------------------------------------------------
             CORPORATE BONDS - 11.79%
             AEROSPACE/DEFENSE - 0.40%
 $   250,000 Bombardier, Inc.,
              6.75% due 5/1/12....................................   $   255,535
     200,000 Northrop Grumman Corp.,
              8.63% due 10/15/04..................................       216,922
     250,000 Raytheon Co.,
              7.90% due 3/1/03....................................       255,883
                                                                     -----------
                                                                         728,340
                                                                     -----------
             AIRLINES - 0.11%
     200,000 Continental Airlines,
              6.56% due 2/15/12...................................       205,292
                                                                     -----------
             AUTO - CARS - 0.23%
     200,000 Daimler Chrysler North America,
              7.40% due 1/20/05...................................       212,818
     200,000 Ford Motor Co.,
              7.45% due 7/16/31...................................       194,540
                                                                     -----------
                                                                         407,358
                                                                     -----------
             AUTO - ORIGINAL EQUIPMENT - 1.12%
   2,000,000 MMCA Auto Owner Trust,
              4.15% due 5/15/06...................................     2,028,775
                                                                     -----------
             BANKS - 1.22%
     200,000 Bank One Corp.,
              5.50% due 3/26/07...................................       204,554
     200,000 European Investment Bank,
              4.00% due 3/15/05...................................       198,791
     245,000 First Union Corp.,
              6.95% due 11/1/04...................................       261,493
     200,000 Fleet Financial Group, Inc.,
              7.13% due 4/15/06...................................       215,442
     250,000 Hudson United Bank Mahwah New Jersey,
              7.00% due 5/15/12...................................       252,873
     250,000 Inter-American Development Bank,
              7.00% due 6/16/03...................................       261,455
     200,000 J P Morgan Chase & Co.,
              5.25% due 5/30/07...................................       200,089
     200,000 Landesbank Baden-Wuerttemberg,
              6.35% due 4/1/12....................................       205,906
     200,000 Regions Financial Corp.,
              6.38% due 5/15/12...................................       203,494
     200,000 Wells Fargo Co.,
              5.13% due 2/15/07...................................       201,516
                                                                     -----------
                                                                       2,205,613
                                                                     -----------

--------------------------------------------------------------------------------

 100                                                  May 31, 2002
          ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             BEVERAGES - 0.11%
 $   200,000 Coors Brewing Co.,
              6.38% due 5/15/12................................   $      203,751
                                                                  --------------
             BROADCASTING - 0.11%
     200,000 Clear Channel Communications, Inc.,
              7.25% due 9/15/03................................          206,720
                                                                  --------------
             BUILDING MATERIALS - 0.11%
     200,000 CRH America, Inc.,
              6.95% due 3/15/12................................          206,750
                                                                  --------------
             COMMERCIAL SERVICES - 0.34%
     200,000 Aramark Services, Inc.,
              7.00% due 5/1/07.................................          201,948
     200,000 Hertz Corp.,
              7.63% due 6/1/12.................................          201,455
     200,000 PHH Corp.,
              8.13% due 2/3/03.................................          202,410
                                                                  --------------
                                                                         605,813
                                                                  --------------
             CONGLOMERATES - 0.22%
     200,000 General Electric Capital Corp.,
              6.00% due 6/15/12................................          198,498
     200,000 Textron, Inc.,
              6.50% due 6/1/12.................................          197,745
                                                                  --------------
                                                                         396,243
                                                                  --------------
             FINANCE COMPANIES - 1.97%
     464,901 AmeriCredit Automobile,
              7.05% due 2/12/05................................          475,617
     675,000 Associates Automobile
             Receivables Trust,
              6.99% due 7/15/08................................          708,520
     430,564 Countrywide Asset
             Backed Certificates,
              7.30% due 5/25/26................................          437,666
     720,000 Ford Credit Auto Owner Trust,
              6.58% due 11/15/04...............................          753,749
             Ford Motor Credit Co.,
     200,000  7.50% due 3/15/05................................          209,186
     200,000  7.38% due 10/28/09...............................          206,732
     200,000  6.88% due 2/1/06.................................          205,910
     365,000 Nissan Auto Receivables Owner Trust,
              5.75% due 6/15/06................................          377,490
     200,000 Sears Roebuck Acceptance Corp.,
              7.00% due 6/1/32.................................          195,846
                                                                  --------------
                                                                       3,570,716
                                                                  --------------

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             FINANCIAL SERVICES - 1.39%
 $   685,000 Chase Commercial Mortgage Securities Corp.,
              7.20% due 1/15/32................................   $      742,402
     200,000 Citigroup, Inc.,
              6.63% due 6/15/32................................          197,302
     200,000 Credit Suisse First Boston USA, Inc.,
              6.50% due 1/15/12................................          202,355
     500,000 GE Capital Commercial
             Mortgage Corp.,
              6.27% due 12/10/35...............................          513,031
     200,000 General Motors Acceptance Corp.,
              7.75% due 1/19/10................................          216,020
     200,000 Household Finance Corp.,
              7.63% due 5/17/32................................          203,952
     200,000 John Deere Capital Corp.,
              7.00% due 3/15/12................................          211,276
     200,000 National Rural Utilities
             Cooperative Finance,
              8.00% due 3/1/32.................................          218,562
                                                                  --------------
                                                                       2,504,900
                                                                  --------------
             FOODS - 0.10%
     175,000 Tyson Foods, Inc.,
              6.63% due 10/1/04................................          181,497
                                                                  --------------
             GOVERNMENT - 0.23%
     200,000 Nova Scotia Province,
              5.75% due 2/27/12................................          200,674
     200,000 Quebec Province ADR,
              7.13% due 2/9/24.................................          213,288
                                                                  --------------
                                                                         413,962
                                                                  --------------
             INSURANCE - CASUALTY - 0.25%
     250,000 St. Paul Cos., Inc.,
              5.75% due 3/15/07................................          247,817
     200,000 Xl Capital Finance Europe PLC,
              6.50% due 1/15/12................................          204,230
                                                                  --------------
                                                                         452,047
                                                                  --------------
             INSURANCE - MULTILINE - 0.25%
     200,000 CNA Financial Corp.,
              6.25% due 11/15/03...............................          199,536
     250,000 Nationwide Mutual Insurance Co.,
              8.25% due 12/1/31................................          259,488
                                                                  --------------
                                                                         459,024
                                                                  --------------

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             MULTIMEDIA - 0.16%
             AOL Time Warner, Inc.,
 $   200,000  7.70% due 5/1/32.................................   $      194,508
     100,000  6.13% due 4/15/06................................           98,949
                                                                  --------------
                                                                         293,457
                                                                  --------------
             OIL AND GAS - 0.77%
     600,000 Amerada Hess Corp.,
              5.90% due 8/15/06................................          614,910
     200,000 Colonial Pipeline Co.,
              7.63% due 4/15/32................................          205,578
     200,000 Marathon Oil Corp.,
              6.80% due 3/15/32................................          194,680
     150,000 Pennzoil Co.,
              10.25% due 11/1/05...............................          170,609
     200,000 Petronas Capital, Ltd.,
              7.88% due 5/22/22................................          201,355
                                                                  --------------
                                                                       1,387,132
                                                                  --------------
             PAPER/FOREST PRODUCTS - 0.12%
     200,000 International Paper Co.,
              7.50% due 5/15/04................................          212,315
                                                                  --------------
             POLLUTION CONTROL - 0.11%
     200,000 Waste Management, Inc.,
              7.75% due 5/15/32................................          202,592
                                                                  --------------
             PUBLISHING - NEWS - 0.11%
     200,000 Gannett Co., Inc.,
              4.95% due 4/1/05.................................          203,188
                                                                  --------------
             RAILROAD - 0.12%
     200,000 Norfolk Southern Corp.,
              7.25% due 2/15/31................................          208,252
                                                                  --------------
             REAL ESTATE INVESTMENT TRUSTS - 0.12%
     200,000 Healthcare Realty Trust, Inc.,
              8.13% due 5/1/11.................................          206,917
                                                                  --------------
             SECURITIES RELATED - 0.31%
     200,000 Bear Stearns Cos., Inc.,
              5.70% due 1/15/07................................          202,070
     150,000 Morgan Stanley Dean Witter & Co.,
              6.75% due 4/15/11................................          154,155
     200,000 Salomon Smith Barney Holdings, Inc.,
              5.88% due 3/15/06................................          207,262
                                                                  --------------
                                                                         563,487
                                                                  --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                  101
          ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             TELECOMMUNICATIONS - 0.50%
 $   100,000 AT&T Corp.,
              6.50% due 3/15/29................................   $       72,627
     200,000 Citizens Communications,
              7.63% due 8/15/08................................          197,426
     100,000 France Telecom SA,
              8.25% due 3/1/11.................................           97,555
     175,000 Marconi, PLC,
              8.38% due 9/15/30................................           55,125
     200,000 MetroNet Communications Corp.,
              9.95% due 6/15/08................................           22,800
     100,000 Qwest Capital Funding, Inc.,
              7.63% due 8/3/21.................................           68,246
     200,000 Telus Corp.,
              8.00% due 6/1/11.................................          191,424
     200,000 Verizon, Inc.,
              7.38% due 4/1/32.................................          200,933
                                                                  --------------
                                                                         906,136
                                                                  --------------
             UTILITIES - COMMUNICATION - 0.18%
     125,000 Deutsche Telekom International Finance BV,
              9.25% due 6/1/32.................................          130,020
     200,000 Sprint Capital Corp.,
              8.38% due 3/15/12................................          198,958
                                                                  --------------
                                                                         328,978
                                                                  --------------
             UTILITIES - ELECTRIC - 0.76%
     200,000 Arizona Public Service Co.,
              6.50% due 3/1/12.................................          201,076
     200,000 Constellation Energy Group, Inc.,
              7.60% due 4/1/32.................................          205,385
     200,000 Dominion Resources, Inc.,
              3.88% due 1/15/04................................          198,834
     200,000 Edison Mission Energy,
              10.00% due 8/15/08...............................          200,000
     200,000 Georgia Power Co.,
              6.20% due 2/1/06.................................          205,760
     200,000 Nisource Finance Corp.,
              7.50% due 11/15/03...............................          199,920
     155,000 South Carolina Electric & Gas Co.,
              6.70% due 2/1/11.................................          161,727
                                                                  --------------
                                                                       1,372,702
                                                                  --------------

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             UTILITIES -
             GAS, DISTRIBUTION - 0.21%
 $   365,000 Northern Illinois Gas Co.,
              6.63% due 2/1/11.................................   $      376,388
                                                                  --------------
             UTILITIES - GAS, PIPELINE - 0.05%
     100,000 Williams Cos., Inc.,
              6.50% due 8/1/06.................................           91,645
                                                                  --------------
             UTILITIES - MISCELLANEOUS - 0.11%
     200,000 PSEG Energy Holdings, Inc.,
              8.63% due 2/15/08................................          199,728
                                                                  --------------
             TOTAL CORPORATE BONDS
             (Cost $21,228,245)................................       21,329,718
                                                                  --------------
             UNITED STATES GOVERNMENT - 30.75%
             FEDERAL AGENCIES - 0.31%
   1,525,000 Financing Corp. Strip,
              zero coupon due 5/11/18..........................          551,913
                                                                  --------------
             GOVERNMENT SPONSORED - 21.93%
     700,000 Federal Home Loan Bank,
              7.22% due 2/25/03................................          725,410
             Federal Home Loan Mortgage Corp.:
     260,023  8.00% due 4/1/30.................................          275,866
       8,080  8.00% due 7/1/30.................................            8,572
     273,997  8.00% due 12/1/30................................          290,692
   1,246,480  7.50% due 12/1/30................................        1,304,130
   1,762,766  7.00% due 11/1/16................................        1,847,044
   1,832,000  6.75% due 3/15/31................................        1,940,216
   1,829,000  6.25% due 7/15/32................................        1,811,496
   2,243,260  6.00% due 2/1/32.................................        2,225,022
   1,496,747  6.00% due 3/1/32.................................        1,484,579
             Federal National Mortgage Association:
     206,199  7.50% due 6/1/15.................................          217,798
     128,024  7.50% due 11/1/15................................          135,225
     314,683  7.00% due 4/1/28.................................          325,304
   6,632,010  7.00% due 9/1/31.................................        6,851,663
     225,000  6.63% due 11/15/30...............................          234,479
   2,609,775  6.50% due 2/1/17.................................        2,695,381
   6,226,843  6.50% due 2/1/32.................................        6,322,176
   1,408,676  6.00% due 12/1/16................................        1,431,117
     340,000  5.69% due 1/23/06................................          341,771
   1,400,000  5.13% due 2/13/04................................        1,446,662
     725,000  4.75% due 3/15/04................................          744,785
   2,600,000  3.50% due 9/15/04................................        2,601,820

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             GOVERNMENT SPONSORED - Continued
             Government National
             Mortgage Association:
 $    29,727  7.50% due 12/15/28...............................   $       31,381
      10,807  7.50% due 3/15/29................................           11,354
      15,127  7.50% due 4/15/29................................           15,893
     289,836  7.50% due 5/15/29................................          304,511
     111,324  7.50% due 8/15/29................................          116,961
     223,637  7.50% due 9/15/29................................          234,959
      90,970  7.50% due 11/15/29...............................           95,576
      40,733  7.50% due 2/15/30................................           42,770
     307,529  7.50% due 6/15/30................................          322,985
     364,471  7.50% due 10/15/30...............................          382,694
     169,883  7.50% due 11/15/30...............................          178,377
   1,370,111  7.50% due 12/15/30...............................        1,438,618
     301,096  7.50% due 5/15/31................................          316,151
     258,000  7.50% due 7/15/31................................          270,900
      40,125  6.00% due 2/15/29................................           39,987
     411,547  6.00% due 4/15/29................................          409,617
     209,172  6.00% due 6/15/29................................          208,191
                                                                  --------------
                                                                      39,682,133
                                                                  --------------
             U.S. GOVERNMENT BONDS
             AND NOTES - 8.51%
   1,200,000 United States Treasury Bond Strip,
              zero coupon due 11/15/22.........................          351,168
             United States Treasury Bonds:
   1,500,000  6.00% due 2/15/26................................        1,540,425
     410,000  5.38% due 2/15/31................................          396,031
             United States Treasury Notes:
     425,000  7.25% due 5/15/04................................          457,602
   3,250,000  5.75% due 11/15/05...............................        3,443,082
     450,000  5.63% due 2/15/06................................          475,664
   1,245,000  5.25% due 5/15/04................................        1,293,816
     125,000  4.88% due 2/15/12................................          123,398
     100,000  4.38% due 5/15/07................................          100,070
     200,000  3.63% due 3/31/04................................          201,890
     675,000  3.50% due 11/15/06...............................          655,087
     400,000  3.38% due 4/30/04................................          401,640
     200,000  3.25% due 12/31/03...............................          201,148
   4,000,000  3.00% due 11/30/03...............................        4,011,720
   1,000,000  3.00% due 1/31/04................................        1,000,850
     750,000  3.00% due 2/29/04................................          749,880
                                                                  --------------
                                                                      15,403,471
                                                                  --------------

--------------------------------------------------------------------------------

 102                                                  May 31, 2002
          ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED

     PAR                                                              MARKET
    VALUE                                                              VALUE

-------------------------------------------------------------------------------
             TOTAL UNITED STATES GOVERNMENT
             (Cost $54,963,014)..................................   $55,637,517
                                                                    -----------
             SHORT-TERM INVESTMENTS - 5.21%
             COMMERCIAL PAPER - 2.76%
 $ 5,000,000 UBS Finance, Inc. ..................................     4,999,246
                                                                    -----------
             REPURCHASE AGREEMENTS - 2.24%
   2,347,000 State Street Bank, 1.70% dated 5/31/02 to be
              repurchased at $2,347,332 on 6/03/02, collateralized
              by Federal Home Loan Mortgage Corp. notes, 3.50%,
              9/15/03, with a market value of $2,421,012.........     2,347,000
   1,259,000 State Street Bank, 1.70% dated 5/31/02 to be
              repurchased at $1,259,178 on 6/03/02, collateralized
              by Federal National Mortgage Association notes,
              2.60%, 5/28/03, with a market value of $1,285,000..     1,259,000
     448,000 State Street Bank, 1.70% dated 5/31/02 to be
              repurchased at $448,063 on 6/03/02, collateralized
              by Federal Home Loan Mortgage Corp. notes, 6.625%,
              8/15/02, with a market value of $458,600...........       448,000
                                                                    -----------
                                                                      4,054,000
                                                                    -----------

     PAR
    VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
             U.S. TREASURY BILLS - 0.21%
 $    65,000  1.70% due 6/20/02.................................   $     64,942
      65,000  1.70% due 6/27/02.................................         64,920
     250,000  1.68% due 6/13/02.................................        249,860
                                                                   ------------
                                                                        379,722
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $9,432,968)..................................      9,432,968
                                                                   ------------
             TOTAL INVESTMENTS
             (Cost $165,528,434) - 99.80%.......................    180,577,252
                                                                   ------------
             Other assets and liabilities,
             net - 0.20%........................................        347,760
                                                                   ------------
             NET ASSETS - 100%..................................   $180,925,012
                                                                   ------------
             * Non-income producing
             + Security represents an investment in an
               affiliated company
             ADR - American Depository Receipt
             (1)  Security is a "step-up" bond where the coupon
                  rate increases or steps up at a predetermined
                  date. Rate shown reflects the increased rate.

                                                                  UNREALIZED
CONTRACTS                                                        DEPRECIATION

-------------------------------------------------------------------------------
    FUTURES CONTRACTS PURCHASED(/1/)
    (Delivery month/Value at 05/31/02)
 22(2)  S&P 500 Index
        (June 2002/$1,068)...................................... $    (323,812)
                                                                 -------------

(1) U.S. Treasury Bills with a market value of $379,722 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 250.

-------------------------------------------------------------------------------

 May 31, 2002              CAPITAL CONSERVATION FUND             103


---------------------------------------------------
            Average Annual Total Return
---------------------------------------------------
    1 Year           5 Years             10 Years
---------------------------------------------------
    6.12%             6.61%                6.78%

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                       Capital                 Lehman
                     Conservation             Aggregate
                         Fund                 Bond Index
                     ------------             ----------
6/1/1992              $10,000.00              $10,000.00
12/1992                10,680.62               10,601.02
12/1993                11,961.34               11,634.70
12/1994                11,230.80               11,295.13
12/1995                13,564.98               13,382.04
12/1996                13,803.60               13,865.75
12/1997                14,986.32               15,208.54
12/1998                16,091.86               16,527.70
12/1999                16,024.96               16,390.45
12/2000                17,498.14               18,296.80
12/2001                18,859.82               19,838.00
5/31/2002              19,271.69               20,414.77

   The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. Federal National Mortgage
       Association
       6.50% due 02/01/32.......   7.77%
   2. United States Treasury
       Notes
       3.50% due 11/15/06.......   3.71%
      Federal National Mortgage
       Association
   3.  7.00% due 09/01/31.......   3.52%
   4.  7.123% due 06/15/10......   2.93%
      Federal Home Loan Mortgage
       Corp.
   5.  6.00% due 02/01/32.......   2.48%
   6.  6.00% due 03/01/32.......   2.48%
      Federal National Mortgage
       Association
   7.  6.50% due 02/01/17.......   2.42%
   8.  7.00% due 09/01/31.......   2.38%
   9. United States Treasury
       Notes
       5.25% due 05/15/04.......   2.31%
  10. Federal National Mortgage
       Association
       6.00% due 12/15/05.......   2.28%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did the Fund perform relative to its benchmark?
The Capital Conservation Fund 6.12% underperformed the Lehman Brothers Aggregate Bond Index 8.11% over the period.

What were the dominant themes of the Fund?
The Fund has shifted to one of greater diversification which entails a lower risk profile. The Fund will continue to actively rotate among permissible sectors and use its deep research team to find value in today's volatile marketplace.

Which holdings most enhanced the Fund's performance?
The Funds holdings in higher quality corporate credits as well as its sizeable positions in U.S. Treasuries, U.S. Agencies and U.S. Agency Mortgage-backed securities has contributed to performance in this environment.

Were there any disappointments in the Fund?
The volatility witnessed in the credit sector over the past year has affected portfolio performance. Credit selection is of paramount importance and is a major focus for the fund going forward.

What is your outlook for the next fiscal period?
Currently, there are numerous exogenous factors driving the level of interest rates. When these factors dissipate the resulting activity will drive rates higher and the yield curve flatter. The current state of heightened investor sensitivity which brings with it a dramatically steep yield curve will not last. We anticipate to nimbly shift the portfolio to take advantage of this change when it occurs. Currently, the outlook for treasuries is sanguine as they continue to exhibit the qualities of a flight to quality sector. Treasuries will likely continue to trade in a range as periods of relative calm and signs of economic strength are countered by periods of credit and equity market instability and fears of their effect on the economy as a whole. Given this outlook, higher quality issues, specifically U.S. Treasuries and Agencies, will continue to perform well.

The credit sector has suffered significant volatility over the recent past, which has culminated with the disclosure of fraud at Worldcom. The size and scope of these problems are only beginning to be felt and could possibly spread. It is important to remain cautious and take profits when they appear. However, some of the names tarnished in today's marketplace will likely represent excellent value at some point. Significantly, many of the worst performing names have been the larger issuers in the market. In fact, the top 50 issuers produced a YTD 2002 excess return of -4.30% versus -1.36% for the Lehman Credit Index overall. When market trends reverse, it will be these large issuers which will lead. Ultimately, the cleansing which is taking place will be beneficial to future market confidence and therefore performance.

The outlook is constructive for U.S. Agency Mortgage-backed securities. Prepayment risk is a concern as the Treasury market rallies. A close eye will be kept on the stock market, the economy and world events for swap spread movement.

-------------------------------------------------------------------------------

 104                                                  May 31, 2002
              CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
                  CORPORATE BONDS - 34.63%
                  AEROSPACE/DEFENSE - 0.90%
 $   200,000(1)   Bombardier, Inc.,
                   6.75% due 5/1/12...........................   $      204,428
     200,000      Northrop Grumman Corp.,
                   8.63% due 10/15/04.........................          216,922
     200,000      Raytheon Co.,
                   7.90% due 3/1/03...........................          204,706
                                                                 --------------
                                                                        626,056
                                                                 --------------
                  AIRLINES - 0.57%
     200,000      American Airlines,
                   6.82 due 5/23/11...........................          196,324
     200,000      Continental Airlines,
                   6.57% due 2/15/12..........................          205,292
                                                                 --------------
                                                                        401,616
                                                                 --------------
                  AUTO - CARS - 0.89%
     200,000      Daimler Chrysler North America,
                   7.40% due 1/20/05..........................          212,818
     200,000      Daimler Chrysler North America,
                   7.25% due 1/18/06..........................          212,270
     200,000      Ford Motor Co.,
                   7.45% due 7/16/31..........................          194,540
                                                                 --------------
                                                                        619,628
                                                                 --------------
                  BANKS - 3.79%
                  Bank One Corp.:
     200,000       6.50% due 2/1/06...........................          211,740
     200,000       5.50% due 3/26/07..........................          204,554
     200,000      European Investment Bank,
                   4.00% due 3/15/05..........................          198,791
     200,000      First Union Corp.,
                   6.95% due 11/1/04..........................          213,464
     200,000      Fleet Financial Group, Inc.,
                   7.13% due 4/15/06..........................          215,442
     250,000      Hudson United Bank Mahwah New Jersey,
                   7.00% due 5/15/12..........................          252,873
     225,000      Inter-American Development Bank,
                   7.00% due 6/16/03..........................          235,310
     200,000      J P Morgan Chase & Co.,
                   5.25% due 5/30/07..........................          200,089

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  BANKS - Continued
 $   200,000      Landesbank Baden-Wuerttemberg,
                   6.35% due 4/1/12...........................   $      205,906
     200,000      Regions Financial Corp.,
                   6.38% due 5/15/12..........................          203,494
     300,000      Society Corp.,
                   8.13% due 6/15/02..........................          300,486
     200,000      Wells Fargo Co.,
                   5.13% due 2/15/07..........................          201,516
                                                                 --------------
                                                                      2,643,665
                                                                 --------------
                  BEVERAGES - 0.29%
     200,000(1)   Coors Brewing Co.,
                   6.38% due 5/15/12..........................          203,751
                                                                 --------------
                  BROADCASTING - 0.74%
     500,000      Clear Channel Communications, Inc.,
                   7.25% due 9/15/03..........................          516,800
                                                                 --------------
                  BUILDING MATERIALS - 0.30%
     200,000      CRH America, Inc.,
                   6.95% due 3/15/12..........................          206,750
                                                                 --------------
                  COMMERCIAL SERVICES - 0.87%
     200,000      Aramark Services, Inc.,
                   7.00% due 5/1/07...........................          201,948
     200,000      Hertz Corp.,
                   7.63% due 6/1/12...........................          201,455
     200,000      PHH Corp.,
                   8.13% due 2/3/03...........................          202,410
                                                                 --------------
                                                                        605,813
                                                                 --------------
                  CONGLOMERATES - 0.57%
     200,000      General Electric Capital Corp.,
                   6.00% due 6/15/12..........................          198,498
     200,000      Textron, Inc.,
                   6.50% due 6/1/12...........................          197,745
                                                                 --------------
                                                                        396,243
                                                                 --------------
                  FINANCE COMPANIES - 4.49%
     392,260      AmeriCredit Automobile,
                   7.05% due 2/12/05..........................          401,302
     565,000      Associates Automobile Receivables Trust,
                   6.99% due 7/15/08..........................          593,057
     354,020      Countrywide Asset Backed Certificates,
                   7.30% due 5/25/26..........................          359,859

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                   FINANCE COMPANIES - Continued
 $   605,000       Ford Credit Auto Owner Trust,
                    6.58% due 11/15/04........................   $      633,359
                   Ford Motor Credit Co.:
     200,000        7.50% due 3/15/05.........................          209,186
     200,000        7.38% due 10/28/09........................          206,732
     150,000        6.88% due 2/1/06..........................          154,432
     365,000       Nissan Auto Receivables Owner Trust,
                    5.75% due 6/15/06.........................          377,490
     200,000       Sears Roebuck Acceptance Corp.,
                    7.00% due 6/1/32..........................          195,846
                                                                 --------------
                                                                      3,131,263
                                                                 --------------
                   FINANCIAL SERVICES - 5.19%
     200,000       Citigroup, Inc.,
                    6.63% due 6/15/32.........................          197,302
                   Credit Suisse First Boston USA, Inc.:
     200,000        6.50% due 1/15/12.........................          202,354
     300,000        5.88% due 8/1/06..........................          306,609
     500,000 (1)   Dana Credit Corp.,
                    7.25% due 12/16/02........................          495,000
     500,000       DLJ Commercial Mortgage Corp.,
                    7.34% due 10/10/32........................          545,984
   1,000,000       GE Capital Commercial Mortgage Corp.,
                    6.27% due 12/10/35........................        1,026,063
     200,000       General Motors Acceptance Corp.,
                    7.75% due 1/19/10.........................          216,020
     200,000       Household Finance Corp.,
                    7.63% due 5/17/32.........................          203,952
     200,000       John Deere Capital Corp.,
                    7.00% due 3/15/12.........................          211,276
     200,000       National Rural Utilities
                   Cooperative Finance,
                    8.00% due 3/1/32..........................          218,562
                                                                 --------------
                                                                      3,623,122
                                                                 --------------
                   FOODS - 0.26%
     175,000       Tyson Foods, Inc.,
                    6.63% due 10/1/04.........................          181,496
                                                                 --------------
                   GOVERNMENT - 0.59%
     200,000       Nova Scotia Province,
                    5.75% due 2/27/12.........................          200,674
     200,000       Quebec Province ADR,
                    7.13% due 2/9/24..........................          213,288
                                                                 --------------
                                                                        413,962
                                                                 --------------

--------------------------------------------------------------------------------

 May 31, 2002                                                  105
        CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  HEALTHCARE - 0.30%
 $   200,000      HealthSouth Corp.,
                   8.38% due 10/1/11..........................   $      208,000
                                                                 --------------
                  INFORMATION PROCESSING - SERVICES - 0.45%
     300,000 (a)  Computer Sciences Corp.,
                   6.75% due 6/15/06..........................          312,939
                                                                 --------------
                  INSURANCE - CASUALTY - 1.35%
     500,000      Ace INA Holdings, Inc.,
                   8.20% due 8/15/04..........................          543,545
     200,000      St. Paul Cos., Inc.,
                   5.75% due 3/15/07..........................          198,254
     200,000      XL Capital Finance Europe PLC,
                   6.50% due 1/15/12..........................          204,230
                                                                 --------------
                                                                        946,029
                                                                 --------------
                  INSURANCE - MULTILINE - 0.58%
     200,000      CNA Financial Corp.,
                   6.25% due 11/15/03.........................          199,536
     200,000(1)   Nationwide Mutual Insurance Co.,
                   8.25% due 12/1/31..........................          207,591
                                                                 --------------
                                                                        407,127
                                                                 --------------
                  METALS - 0.28%
                  USEC, Inc.:
     130,000       6.75% due 1/20/09..........................          109,200
     100,000       6.63% due 1/20/06..........................           89,467
                                                                 --------------
                                                                        198,667
                                                                 --------------
                  MULTIMEDIA - 0.49%
                  AOL Time Warner, Inc.:
     200,000       7.70% due 5/1/32...........................          194,508
     150,000       6.13% due 4/15/06..........................          148,423
                                                                 --------------
                                                                        342,931
                                                                 --------------
                  OIL AND GAS - 1.60%
     200,000      Amerada Hess Corp.,
                   5.90% due 8/15/06..........................          204,970
     200,000(1)   Colonial Pipeline Co.,
                   7.63% due 4/15/32..........................          205,578
     200,000 (a)  Marathon Oil Corp.,
                   6.80% due 3/15/32..........................          194,680

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  OIL AND GAS - Continued
 $   130,000      Pennzoil Co.,
                   10.25% due 11/1/05.........................   $      147,861
     200,000(1)   Petronas Capital, Ltd.,
                   7.88% due 5/22/22..........................          201,355
     145,000      Triton Energy, Ltd.,
                   9.25% due 4/15/05..........................          159,285
                                                                 --------------
                                                                      1,113,729
                                                                 --------------
                  PAPER/FOREST PRODUCTS - 0.30%
     200,000      International Paper Co.,
                   7.50% due 5/15/04..........................          212,315
                                                                 --------------
                  POLLUTION CONTROL - 0.29%
     200,000(1)   Waste Management, Inc.,
                   7.75% due 5/15/32..........................          202,592
                                                                 --------------
                  PUBLISHING - NEWS - 0.29%
     200,000      Gannett Co., Inc.,
                   4.95% due 4/1/05...........................          203,188
                                                                 --------------
                  RAILROAD - 0.30%
     200,000      Norfolk Southern Corp.,
                   7.25% due 2/15/31..........................          208,252
                                                                 --------------
                  REAL ESTATE - 0.29%
     200,000      EOP Operating LP,
                   7.00% due 7/15/11..........................          204,064
                                                                 --------------
                  REAL ESTATE INVESTMENT TRUSTS - 0.75%
     500,000      Healthcare Realty Trust, Inc.,
                   8.13% due 5/1/11...........................          521,730
                                                                 --------------
                  SECURITIES RELATED - 1.47%
     250,000      Bear Stearns Commercial Mortgage Securities,
                  Inc.,
                   6.02% due 2/14/31..........................          257,280
     200,000      Bear Stearns Cos., Inc.,
                   5.70% due 1/15/07..........................          202,070
     200,000      Lehman Brothers Holdings, Inc.,
                   6.25% due 5/15/06..........................          206,956
     150,000      Morgan Stanley Dean Witter & Co.,
                   6.75% due 4/15/11..........................          154,155
     200,000      Salomon Smith Barney Holdings, Inc.,
                   5.88% due 3/15/06..........................          207,262
                                                                 --------------
                                                                      1,027,723
                                                                 --------------

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  TELECOMMUNICATIONS - 1.77%
 $   100,000      AT&T Corp.,
                   6.50% due 3/15/29..........................   $       72,627
     300,000      Citizens Communications,
                   7.63% due 8/15/08..........................          296,139
     300,000(2)   Crown Castle International Corp.,
                   10.63% due 11/15/07........................          255,000
     100,000      France Telecom SA,
                   8.25% due 3/1/11...........................           97,555
     175,000      Marconi, PLC,
                   8.38% due 9/15/30..........................           55,125
     100,000      Qwest Capital Funding, Inc.,
                   7.63% due 8/3/21...........................           68,246
     200,000      Telus Corp.,
                   8.00% due 6/1/11...........................          191,424
     200,000      Verizon, Inc.,
                   7.38% due 4/1/32...........................          200,933
                                                                 --------------
                                                                      1,237,049
                                                                 --------------
                  UTILITIES - COMMUNICATION - 0.47%
     125,000      Deutsche Telekom International Finance BV,
                   9.25% due 6/1/32...........................          130,020
     200,000(1)   Sprint Capital Corp.,
                   8.38% due 3/15/12..........................          198,958
                                                                 --------------
                                                                        328,978
                                                                 --------------
                  UTILITIES - ELECTRIC - 2.96%
     200,000      Arizona Public Service Co.,
                   6.50% due 3/1/12...........................          201,076
     200,000      Constellation Energy Group, Inc.,
                   7.60% due 4/1/32...........................          205,385
     200,000      Dominion Resources, Inc.,
                   3.88% due 1/15/04..........................          198,834
     200,000      Edison Mission Energy,
                   10.00% due 8/15/08.........................          200,000
     500,000      Entergy Arkansas, Inc.,
                   6.13% due 7/1/05...........................          509,060
     200,000      Georgia Power Co.,
                   6.20% due 2/1/06...........................          205,760
     200,000      Nisource Finance Corp.,
                   7.50% due 11/15/03.........................          199,920
     200,000      Pennsylvania Electric Co.,
                   6.63% due 4/1/19...........................          182,978
     155,000      South Carolina Electric & Gas Co.,
                   6.70% due 2/1/11...........................          161,727
                                                                 --------------
                                                                      2,064,740
                                                                 --------------

--------------------------------------------------------------------------------

 106                                                  May 31, 2002
        CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  UTILITIES -
                  GAS, DISTRIBUTION - 0.54%
 $   365,000      Northern Illinois Gas Co.,
                   6.63% due 2/1/11...........................   $      376,388
                                                                 --------------
                  UTILITIES - GAS, PIPELINE - 0.41%
     200,000(1)   WCG Note Trust,
                   8.25% due 3/15/04..........................          192,004
     100,000      Williams Cos., Inc.,
                   6.50% due 8/1/06...........................           91,645
                                                                 --------------
                                                                        283,649
                                                                 --------------
                  UTILITIES - MISCELLANEOUS - 0.29%
     200,000      PSEG Energy Holdings, Inc.,
                   8.63% due 2/15/08..........................          199,728
                                                                 --------------
                  TOTAL CORPORATE BONDS
                  (Cost $23,861,726)..........................       24,169,983
                                                                 --------------
                  UNITED STATES GOVERNMENT - 60.27%
                  FEDERAL AGENCIES - 1.31%
   1,525,000      Financing Corp. Strip,
                   zero coupon due 5/11/18....................          551,913
     360,000      Tennessee Valley Authority,
                   5.63% due 1/18/11..........................          358,808
                                                                 --------------
                                                                        910,721
                                                                 --------------
                  GOVERNMENT SPONSORED - 42.95%
                  Federal Home Loan Bank:
     640,000       7.22% due 2/25/03..........................          663,232
   1,000,000       5.75% due 5/15/12..........................        1,010,960
                  Federal Home Loan Mortgage Corp.:
     100,861       8.00% due 1/1/29...........................          107,007
     293,815       8.00% due 12/1/29..........................          311,717
     230,755       8.00% due 12/1/30..........................          244,815
       5,568       8.00% due 1/1/31...........................            5,907
     644,731       7.50% due 12/1/30..........................          674,550
     793,244       7.00% due 11/1/16..........................          831,169
   2,492,609       6.00% due 2/1/32...........................        2,472,344
   1,744,354       6.00% due 3/1/32...........................        1,730,173
                  Federal National Mortgage Association:
     206,964       7.50% due 11/1/14..........................          219,769
      18,255       7.50% due 8/1/15...........................           19,282
   1,840,000       7.13% due 6/15/10..........................        2,042,786
   5,501,350       7.00% due 9/1/31...........................        5,683,556

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                 GOVERNMENT SPONSORED - Continued
 $ 1,636,434      6.50% due 2/1/17............................   $    1,690,125
   1,048,634      6.50% due 3/1/17............................        1,083,040
   5,337,294      6.50% due 2/1/32............................        5,419,008
   1,500,000      6.00% due 12/15/05..........................        1,587,885
     728,625      6.00% due 12/1/16...........................          740,232
     285,000      5.69% due 1/23/06...........................          286,485
     300,000      4.75% due 3/15/04...........................          308,187
                 Government National Mortgage Association:
     167,552      7.50% due 5/15/29...........................          176,035
     313,108      7.50% due 7/15/29...........................          328,960
     275,916      7.50% due 8/15/29...........................          289,885
     158,592      7.50% due 9/15/29...........................          166,621
     572,494      7.50% due 11/15/29..........................          601,480
      56,977      7.50% due 9/15/30...........................           59,825
     152,867      7.50% due 10/15/30..........................          160,511
      59,442      7.50% due 11/15/30..........................           62,414
     417,510      7.50% due 1/15/31...........................          438,386
     277,701      6.00% due 3/15/29...........................          275,618
     282,047      6.00% due 4/15/29...........................          280,724
                                                                 --------------
                                                                     29,972,688
                                                                 --------------
                 UNITED STATES BONDS & NOTES - 16.01%
   2,200,000     United States Treasury Bond Strip,
                  zero coupon due 11/15/22....................          643,808
                 United States Treasury Bonds:
      50,000      6.00% due 2/15/26...........................           51,348
     390,000      5.38% due 2/15/31...........................          376,713
                 United States Treasury Notes:
   1,550,000      5.25% due 5/15/04...........................        1,610,775
   1,520,000 (a)  5.00% due 8/15/11...........................        1,517,021
   1,070,000 (a)  4.88% due 2/15/12...........................        1,056,283
     100,000      4.38% due 5/15/07...........................          100,070
     850,000      3.63% due 3/31/04...........................          858,033
   2,665,000      3.50% due 11/15/06..........................        2,586,382
     700,000      3.38% due 4/30/04...........................          702,870
     100,000      3.25% due 12/31/03..........................          100,574
     745,000      3.00% due 1/31/04...........................          745,633
     825,000      3.00% due 2/29/04...........................          824,868
                                                                 --------------
                                                                     11,174,378
                                                                 --------------

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
             TOTAL UNITED STATES GOVERNMENT
             (Cost $41,410,849)...............................   $   42,057,787
                                                                 --------------
             SHORT-TERM INVESTMENTS - 4.59%
             REPURCHASE AGREEMENT
 $ 3,201,000 State Street Bank, 1.70% dated 5/31/02, to be
              repurchased at $3,201,453 on 6/3/02,
              collateralized by Federal Home Loan Bank notes,
              4.50%, 4/25/03, with a market value of $3,300,484
              (Cost $3,201,000)...............................        3,201,000
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $68,473,575) - 99.49%......................       69,428,770
                                                                 --------------
             Other assets and liabilities,
             net - 0.51%......................................          356,139
                                                                 --------------
             NET ASSETS - 100.00%.............................   $   69,784,909
                                                                 --------------
             * Non-income producing
             ADR - American Depositary Receipt
             (1)   Securities exempt from registration under
             rule 144A of the Securities Act of 1933. These
             securities may be sold in transactions exempt
             from registration, normally to qualified
             institutional buyers. At May 31, 2002 the
             aggregate value of these securities was
             $2,111,257, representing 3.03% of total
             net assets.
             (2)   Security is a "step-up" bond where the
             coupon rate increases or steps up at a
             predetermined date. Rate shown reflects the
             increased rate.
             (a) The securities or portions thereof are out on
             loan; see Note 6

--------------------------------------------------------------------------------

 May 31, 2002              GOVERNMENT SECURITIES FUND             107


-------------------------------------------------------
             Average Annual Total Return
-------------------------------------------------------
    1 Year           5 Years              10 Years
-------------------------------------------------------
    8.17%             7.19%                6.80%

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                     Government             Lehman
                     Securities           Government
                        Fund              Bond Index
                     ----------           ----------
6/1/1992             $10,000.00           $10,000.00
12/31/1992            10,627.77            10,648.82
12/1993               11,775.88            11,783.93
12/1994               11,246.74            11,386.23
12/1995               13,212.32            13,474.39
12/1996               13,464.95            13,847.89
12/1997               14,664.69            15,175.65
12/1998               15,978.34            16,670.63
12/1999               15,534.90            16,298.25
12/2000               17,538.44            18,456.21
12/2001               18,727.86            19,792.09
5/31/2002             19,302.43            20,256.66

   The Lehman Brothers Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did the Fund perform relative to its benchmark?
The Fund 8.17% outperformed the Lehman Brothers Government Bond Index return of 7.81% for the period.

What were the dominant themes the Fund?
The Federal Reserve moved from an easing stance to neutral as the economy began to exhibit signs of a rebound. Consequently, the rally in intermediate and short maturities experienced last year appeared to be in the process of reversing itself. Nevertheless, uneven economic growth coupled with the consequences of corporate governance and conduct issues led to a rally in U.S. Treasuries, which effectively halted this expected scenario. Against this backdrop, the Fund continues to seek to outperform by being strategically well-positioned, while seeking to maximize yield.

Which holdings most enhanced the Fund's performance?
The fund benefited from its overweight positions in U.S. Agency and U.S. Agency Mortgage-backed securities. Over time, we think this strategy will continue to outperform.

Were there any disappointments in the Fund?
In the face of expected economic strength, the duration of the fund was shortened. This move appears to be a bit premature in the face of subsequent events. Nevertheless, we feel that over the course of the next 6 to 12 months, this strategy will reward performance handsomely.

What is your outlook for the next fiscal period?
Currently, there are numerous exogenous factors driving the level of interest rates. When these factors dissipate the resulting activity will drive rates higher and the yield curve flatter. The current state of heightened investor sensitivity which brings with it a dramatically steep yield curve will not last. We anticipate to nimbly shift the portfolio to take advantage of this change when it occurs. Currently, the outlook for Treasuries is sanguine as they continue to exhibit the qualities of a flight to quality sector. Treasuries will likely continue to trade in a range as periods of relative calm and signs of economic strength are countered by periods of credit and equity market instability and fears of their effect on the economy as a whole. Given this outlook, higher quality issues, specifically U.S. Treasuries and Agencies, will continue to perform well.

                                Top 10 Holdings


   1. United States Treasury
       Notes
       5.25% due 05/15/04.......   5.01%
   2. Government National
       Mortgage Association
       6.50% due 08/15/31.......   4.66%
   3. United States Treasury
       Notes
       6.13% due 08/15/07.......   4.40%
   4. Federal Farm Credit Bank
       6.76% due 09/27/07.......   4.05%
   5. United States Treasury
       Bonds
       8.75% due 08/15/20.......   3.98%
   6. Federal Home Loan Bank
       6.12% due 08/26/08.......   3.82%
      Federal Home Loan Mortgage
       Corp.
   7.  6.50% due 02/01/32.......   3.73%
   8.  3.25% due 01/15/04.......   3.72%
   9. KFW International Finance,
       Inc.
       7.13% due 02/15/05.......   3.66%
  10. Federal National Mortgage
      Association
       6.63% due 11/15/30.......   3.09%



--------------------------------------------------------------------------------

 108                                                  May 31, 2002
              GOVERNMENT SECURITIES FUND - SCHEDULE OF INVESTMENTS

     PAR
    VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                 CORPORATE BONDS - 5.74%
                 FINANCE COMPANIES - 3.66%
 $ 4,575,000 (a) KFW International Finance, Inc.,
                  7.13% due 2/15/05.............................   $  4,937,706
                                                                   ------------
                 OIL AND GAS - 2.08%
   2,727,000     Rowan Companies, Inc.,
                  5.88% due 3/15/12.............................      2,796,947
                                                                   ------------
                 TOTAL CORPORATE BONDS
                 (Cost $7,294,871)..............................      7,734,653
                                                                   ------------
                 FOREIGN GOVERNMENT BONDS - 0.49%
     650,000     International Bank for Reconstruction
                 & Development,
                  5.00% due 3/28/06
                 (Cost $649,622)................................        662,792
                                                                   ------------
                 UNITED STATES GOVERNMENT - 88.02%
                 FEDERAL AGENCIES - 14.86%
                 Federal Farm Credit Bank:
   5,000,000      6.76% due 9/27/07.............................      5,453,700
   1,000,000      6.06% due 5/28/13.............................      1,025,060
   1,000,000      6.00% due 3/7/11..............................      1,030,680
   1,000,000      5.64% due 4/4/11..............................      1,004,610
   2,500,000      3.88% due 12/15/04............................      2,508,008
   3,400,000     Financing Corp.
                  zero coupon due 5/11/18.......................      1,230,494
                 Tennessee Valley Authority,
   2,500,000      6.75% due 11/1/25.............................      2,610,300
   2,000,000      6.38% due 6/15/05.............................      2,134,100
     500,000      5.63% due 1/18/11.............................        498,345
   2,500,000      5.38% due 11/13/08............................      2,529,175
                                                                   ------------
                                                                     20,024,472
                                                                   ------------
                 GOVERNMENT SPONSORED - 48.88%
                 Federal Home Loan Bank:
   5,000,000      6.12% due 8/26/08.............................      5,142,600
   1,000,000      5.95% due 3/16/09.............................      1,042,750
   3,000,000      5.91% due 3/27/08.............................      3,144,150
   2,000,000      5.65% due 3/8/06..............................      2,066,040
   2,000,000      5.54% due 4/24/06.............................      2,047,300
   1,500,000      4.65% due 10/17/06............................      1,497,513
     885,000      4.13% due 11/15/06............................        865,875

     PAR
    VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             GOVERNMENT SPONSORED - Continued
             Federal Home Loan Mortgage Corp.:
 $     2,384  8.25% due 4/1/17...................................   $      2,573
      88,715  8.00% due 2/1/30...................................         94,121
      37,632  8.00% due 8/1/30...................................         39,925
     174,677  8.00% due 5/1/31...................................        185,320
     186,762  8.00% due 6/1/31...................................        198,142
     663,393  7.50% due 9/1/16...................................        701,120
   4,941,317  6.50% due 2/1/32...................................      5,021,613
   2,000,000  6.38% due 8/1/11...................................      2,015,520
   1,400,000  5.88% due 3/21/11..................................      1,408,386
      25,368  5.50% due 2/25/19..................................         25,463
   5,000,000  3.25% due 1/15/04..................................      5,013,850
             Federal National Mortgage Association:
       1,833  14.50% due 11/1/14.................................          2,232
       4,542  13.00% due 11/1/15.................................          5,411
       2,278  12.50% due 9/1/15..................................          2,689
       1,300  12.00% due 1/1/16..................................          1,514
       4,413  11.50% due 9/1/19..................................          5,091
   2,716,616  7.50% due 3/1/32...................................      2,842,259
   2,865,856  7.00% due 9/1/31...................................      2,960,773
   4,000,000  6.63% due 11/15/30.................................      4,168,520
   1,465,463  6.50% due 2/1/17...................................      1,513,545
   2,963,393  6.50% due 12/1/31..................................      3,008,762
     605,000  5.69% due 1/23/06..................................        608,152
   1,000,000  5.55% due 3/16/06..................................      1,033,950
   1,000,000  5.25% due 8/14/06..................................      1,020,980
   2,500,000  5.00% due 11/17/11.................................      2,382,700
   1,250,000  4.75% due 1/2/07...................................      1,247,954
     500,000  4.50% due 10/17/06.................................        498,110
   1,350,000  4.00% due 11/17/06.................................      1,312,646
             Government National Mortgage Association:
     277,884  7.50% due 2/15/29..................................        293,342
      17,061  7.50% due 7/15/30..................................         17,914
      18,116  7.50% due 10/15/30.................................         19,022
     547,768  7.50% due 1/15/31..................................        575,157
     199,032  7.50% due 2/15/31..................................        208,983
   6,185,334  6.50% due 8/15/31..................................      6,281,949
     994,115  6.00% due 1/15/32..................................        985,416
             Student Loan Marketing Association:
   3,125,000  6.55% due 12/2/13..................................      3,319,469
   1,000,000  5.25% due 3/15/06..................................      1,027,880
                                                                    ------------
                                                                      65,856,681
                                                                    ------------

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
                 UNITED STATES BONDS & NOTES - 24.28%
                 United States Treasury Bonds:
 $ 1,500,000      9.00% due 11/15/18...........................   $   2,031,900
   4,000,000      8.75% due 8/15/20............................       5,361,840
   1,700,000      6.13% due 8/15/29............................       1,784,269
   3,100,000      5.38% due 2/15/31............................       2,994,383
   2,250,000 (a)  5.25% due 11/15/28...........................       2,088,967
                 United States Treasury Notes:
   5,500,000      6.13% due 8/15/07............................       5,928,175
   2,000,000      6.00% due 8/15/09............................       2,143,500
   2,000,000      5.88% due 11/15/04...........................       2,112,800
   6,500,000 (a)  5.25% due 5/15/04............................       6,754,865
   1,500,000      4.75% due 11/15/08...........................       1,507,200
                                                                  -------------
                                                                     32,707,899
                                                                  -------------
                 TOTAL UNITED STATES GOVERNMENT
                 (Cost $116,406,738)...........................     118,589,052
                                                                  -------------
                 SHORT-TERM INVESTMENTS - 4.57%
                 FEDERAL AGENCIES - 2.77%
   4,000,000     Federal Farm Credit Bank Discount Note,
                  5.75% due 12/7/28............................       3,737,640
                                                                  -------------
                 REPURCHASE AGREEMENT - 1.80%
   2,418,000     State Street Bank, 1.70% dated 5/31/02, to be
                 repurchased at $2,418,343 on 6/3/02,
                 collateralized by Federal National Mortgage
                 Association notes, 3.30%, 10/10/03, with a
                 market value of $2,493,117....................       2,418,000
                                                                  -------------
                 TOTAL SHORT-TERM INVESTMENTS
                 (Cost $6,247,786).............................       6,155,640
                                                                  -------------
                 TOTAL INVESTMENTS
                 (Cost $130,599,017) - 98.82%..................     133,142,137
                                                                  -------------
                 Other assets and liabilities,
                 net - 1.18%...................................       1,583,958
                                                                  -------------
                 NET ASSETS - 100%.............................   $ 134,726,095
                                                                  -------------
                 * Non-income producing
                 (a) The securities or portion thereof are out on loan; see
                     Note 6

--------------------------------------------------------------------------------

 May 31, 2002         INTERNATIONAL GOVERNMENT BOND FUND       109


-------------------------------------------------------
              Average Annual Total Return
-------------------------------------------------------
      1 Year           5 Years            10 Years
-------------------------------------------------------
    10.23%              1.89%              4.79%

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                  International
                 Government Bond          Blended
                      Fund                Index*
                 ---------------          --------
5/31/1992          $10,000.00
12/31/1992          10,331.16
12/1993             11,797.95             11,797.95
12/1994             12,323.70             11.210.93
12/1995             14,641.37             13,689.76
12/1996             15,285.33             15,679.23
12/1997             14,545.45             16,514.02
12/1998             17,032.16             17,553.58
12/1999             16,019.31             18,266.73
12/2000             15,401.03             19,450.20
12/2001             15,111.12             19,316.69
5/31/2002           15,964.28             20,404.72

   *Effective June 1, 2001, the Fund selected a blended index as its benchmark, for index comparison purposes, rather than the Salomon Brothers Non-U.S. Dollar World Government Bond Index. The new index is a blend of 70% JP Morgan Government Bond Index Plus and 30% JP Morgan Emerging Markets Bond Index Plus. The JP Morgan Government Bond Index Plus measures the performance of leading government bond markets based on total return in U.S. currency. It includes only traded issues. The Emerging Markets Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings

   1. Government of Japan
       3.30% due 06/20/06.......   3.98%
   2. United States Treasury
       Notes
       7.50% due 02/15/05.......   3.83%
   3. Brazil Federative Republic
       8.00% due 04/15/14.......   3.62%
   4. United States Treasury
       Notes
       5.88% due 11/15/04.......   3.26%
   5. United Mexican States
       8.13% due 12/30/19.......   3.17%
   6. Russian Federation
       7.50% due 03/31/30.......   3.03%
   7. Government of Japan
       1.40% due 11/20/03.......   2.82%
   8. Russian Federation
       12.75% due 06/24/28......   2.42%
   9. United States Treasury
       Notes
       5.63% due 05/15/08.......   2.27%
  10. United States Treasury
       Bonds
       8.00% due 11/15/21.......   2.10%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did the Fund perform relative to its benchmark?
The Fund returned 10.23% for the 12 months ended May 31, 2002 versus a 6.21% return for the Blended Index. The Fund comfortably exceeded the blended benchmark return over the period by a margin of 411 basis points, (10.23% versus 6.12% Index: 70% JP Morgan Global Bond Index plus and 30% JP Morgan Emerging Markets Bond Index plus in USD terms).

What were the dominant themes of the Fund?
The developed markets segment of the Fund emphasized country allocation strategy, exposure to high quality non-government credit and foreign exchange strategy as key performance drivers. The review period was characterized by a significant decline in interest rates into November 2001 which was consequently unwound as expectations of global economic recovery took hold in the new year. While contributions were made to the Fund from duration positioning through both of these main trends duration strategy did not provide a significant contribution to the Fund's excess return.

The rationale behind our country allocation strategy reflected relative valuation due to real yields, (nominal yields deflated by CPI) and the slope of yield curves, reflecting a country's position in the economic cycle. Our real yield metric exploited superior returns in the Euroarea and Canadian markets, which both formed key overweight positions in 2002. Yield curve analysis prompted an underweight in the UK market, which again provided a solid contribution to the Fund's excess return.

The objective of including credit in the Fund was to enhance yield, in a period where government bond yields fell to cyclical lows the addition of high quality, stable credits assisted in maintaining a higher level of running income. We also exercised this strategy amongst government bond markets, over weighting higher yielding markets such as Italy and Spain.

Foreign exchange strategy was implemented by over weighting the bond markets of those countries where currencies were cyclically undervalued. The primary position was over weighting the Euro, which was additionally supported by interest rate differentials and an improving growth environment attracting capital flows. Both the Australian and Canadian dollars were also over weighted on our expectations of global growth recovery and demand for industrial raw materials to which both these currencies are positively correlated.

On the emerging market portion, Brazil has been the story of 2002 after Argentina taking the limelight in 2001. In 2001, the unraveling of Argentina was reasonably orderly with the bulk of the investment community positioned for a collapse of Argentine asset prices, in-fact excluding Argentina, emerging markets produced positive returns for the year as represented by the JP Morgan EMBI+ index. 2002 began with a

-------------------------------------------------------------------------------

 110                                                  May 31, 2002
                       INTERNATIONAL GOVERNMENT BOND FUND
much more optimistic view of emerging markets, particularly given a much more supportive view on the external environment on the basis of low G7 interest rates and a recovery in world growth into 2003. We positioned the portfolio to benefit from such a scenario and benefited by being overweight Brazil, Ecuador, Philippines and Venezuela.

Political uncertainty in Latin America has been the other theme that has affected emerging markets in 2002, particularly over the last quarter. In Brazil election outcome uncertainties for the October Presidential elections has led to increased risk aversion to emerging market assets. Venezuela too has had its share of political volatility with President Chavez being ousted in a coup and returning to power the next day leading to huge swings in Venezuelan asset prices.

Which holdings most enhanced the Fund's performance?
Our credit strategy was implemented with holdings in agency and supranational debt issuers, e.g. FNMA, in U.S. Dollar (USD) and EIB, in the Euro (EUR). Currency strategy was implemented via overweight positions in EUR, Canadian Dollar and Australian Dollar with corresponding under weights in USD and Japanese Yen.

On emerging markets, the country selection was the main driver of alpha, with the over weights in Brazil, Ecuador, Philippines and Venezuela adding to performance.

Were there any disappointments in the Fund?
There were no disappointments in the developed markets segment of the Fund.

What is your outlook for the next fiscal period?
Our duration signals currently prompt no significant positioning and the Fund is close to index neutral with a bias to be marginally underweight. This is typical at such a stage in the cycle where economic recovery is in place but information on the strength of recovery is mixed. As such central banks are yet to embark on a path to tighten monetary policy towards more normalized levels. Our longer-term view however is one consistent with a generalized economic recovery and trend rise in interest rates. Such a move will likely be reflected more notably at shorter maturity dates as the US Federal Reserve reverts towards a level of monetary policy more consistent with trend GDP growth.

Credit product should remain supported on two fronts, firstly easier fiscal policy in the US, UK and Euroarea is consistent with more government bond supply relative to non-government supply which will reflect in the relative pricing of the two asset classes. Secondly, economic recovery is consistent with an improving outlook for non-government debt issuers as balance sheet strengthening and demand for products improves the debt profile of these issuers.

Foreign exchange strategy moving forward will continue to be driven by capital flows and whether the US will provide the international asset market of choice for foreign investors. If they perceive that the US is no longer likely to produce superior returns on capital then the USD will continue to depreciate and the current account deficit becomes increasingly more difficult to finance. The 10% trade weighted fall in the USD experienced since April whilst addressing excessive overvaluation particularly versus the EUR remains largely dependent on the relative growth outlook between the two regions.

On emerging markets, our valuation signals are looking attractive across the board on an absolute and relative value basis. The technical picture is also somewhat supportive given the level of selling we have witnessed recently, this is also supported by the analysis of client surveys on investor positioning and cash levels. Additionally, the fundamental picture is also supportive for emerging market assets, as the global backdrop as explained above is one where we expect a generalized economic recovery with low global interest rates. On a country specific level, Brazil will continue to dominate asset prices into the October presidential elections with volatility expected until the market believes the final outcome to be more investor friendly. Elsewhere, Asia will continue to remain supported with excess liquidity in the local banking system chasing assets to place the cash and within Europe, Russia will dominate the news as following the stability of the current administration, investors focus on the implementation of the reform process started by President Putin.
--------------------------------------------------------------------------------

 May 31, 2002                                                  111
          INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS

       PAR
      VALUE                                                         MARKET VALUE

--------------------------------------------------------------------------------
                 FOREIGN CORPORATE BONDS - 2.79%

                 UNITED KINGDOM - 0.95%
 (Pounds)660,000 Bank of America,
                  4.38% due 7/8/02...............................   $    965,057
                                                                    ------------
                 NETHERLANDS - 0.60%
 (Euro)  650,000 Siemens Financieringsmaatsch,
                  5.75% due 7/4/11...............................        607,555
                                                                    ------------
                 JAPAN - 1.24%
 (Yen)     155MM Japan Finance Corp.,
                  1.55% due 2/21/12..............................      1,268,848
                                                                    ------------
                 TOTAL FOREIGN CORPORATE BONDS
                 (Cost $2,675,162)...............................      2,841,460
                                                                    ------------
                 GOVERNMENT BONDS - 92.98%
                 AUSTRIA - 0.42%
 (Euro)  436,038 Republic of Austria,
                  6.25% due 5/31/06..............................        426,838
                                                                    ------------
                 BELGIUM - 2.45%
                 Kingdom of Belgium:
 (Euro)1,247,893  8.00% due 12/24/12.............................      1,409,711
 (Euro)  371,840  7.00% due 5/15/06..............................        375,256
 (Euro)  495,787  6.25% due 3/28/07..............................        490,293
 (Euro)  250,000  5.50% due 3/28/28..............................        228,783
                                                                    ------------
                                                                       2,504,043
                                                                    ------------
                 BRAZIL - 8.62%
                 Brazil Federative Republic:
 US$   1,000,000  14.50% due 10/15/09............................      1,000,000
 US$     700,000  12.25% due 3/6/30..............................        571,550
 US$   1,280,000  3.06% due 4/15/06..............................      1,094,016
 US$   2,100,000  11.00% due 1/11/12.............................      1,706,250
 US$   1,000,000  11.00% due 8/17/40 @...........................        736,500
 US$   4,925,640  8.00% due 4/15/14 @............................      3,691,767
                                                                    ------------
                                                                       8,800,083
                                                                    ------------
                 BULGARIA - 0.87%
 US$     980,000 National Republic of Bulgaria,
                  2.83% due 7/29/02..............................        890,330
                                                                    ------------
                 CANADA - 3.31%
                 Government of Canada:
 C$    2,500,000  8.75% due 12/1/05..............................      1,846,749
 C$    1,165,000  8.00% due 6/1/23...............................        956,949
 C$      850,000  7.25% due 6/1/03...............................        577,003
                                                                    ------------
                                                                       3,380,701
                                                                    ------------

       PAR
      VALUE                                                         MARKET VALUE

--------------------------------------------------------------------------------
                 COLOMBIA - 1.21%
 US$   1,250,000 Republic of Colombia,
                  11.75% due 2/25/20.............................   $  1,239,062
                                                                    ------------
                 DENMARK - 0.76%
                 Kingdom of Denmark:
 DK    1,500,000  8.00% due 5/15/03..............................        194,949
 DK    2,500,000  7.00% due 12/15/04.............................        330,790
 DK    1,250,000  7.00% due 11/10/24.............................        184,075
 DK      500,000  6.00% due 11/15/09.............................         65,467
                                                                    ------------
                                                                         775,281
                                                                    ------------
                 ECUADOR - 0.50%
 US$   1,000,000 Republic of Ecuador,
                  5.00% due 8/15/02..............................        515,000
                                                                    ------------
                 EL SALVADOR - 0.10%
 US$     100,000 Republic of El Salvador,
                  8.25% due 4/10/32..............................         99,500
                                                                    ------------
                 FINLAND - 0.41%
                 Republic of Finland:
 (Euro)  254,563  7.25% due 4/18/06..............................        258,388
 (Euro)  168,187  6.00% due 4/25/08..............................        164,116
                                                                    ------------
                                                                         422,504
                                                                    ------------
                 FRANCE - 3.09%
                 Government of France:
 (Euro)1,474,898  5.50% due 4/25/04..............................      1,407,723
 (Euro)1,000,000  5.50% due 4/25/10..............................        956,789
 (Euro)  855,347  5.50% due 4/25/29..............................        794,900
                                                                    ------------
                                                                       3,159,412
                                                                    ------------
                 GERMANY - 3.84%
                 Federal Republic of Germany:
 (Euro)1,033,875  6.50% due 10/14/05.............................      1,022,032
 (Euro)  522,583  6.25% due 1/4/24...............................        532,460
 (Euro)  522,583  6.00% due 6/20/16..............................        519,038
                 Kreditanstalt Fur Wiederaufbau:
 (Euro)1,000,000  4.75% due 8/18/06..............................        932,879
 (Euro)1,000,000  3.50% due 7/15/04..............................        917,888
                                                                    ------------
                                                                       3,924,297
                                                                    ------------
                 GREECE - 1.37%
                 Republic of Greece:
 (Euro)  216,837  6.50% due 10/22/19.............................        218,412
 (Euro)1,216,837  6.00% due 5/19/10..............................      1,184,009
                                                                    ------------
                                                                       1,402,421
                                                                    ------------

       PAR
      VALUE                                                        MARKET VALUE

-------------------------------------------------------------------------------
                      IRELAND - 0.15%
 (Euro)  126,973      Republic of Ireland,
                       8.25% due 8/18/15........................   $    149,418
                                                                   ------------
                      ITALY - 3.30%
                      Republic of Italy:
 (Euro)  258,228       10.50% due 4/1/05........................        278,617
 (Euro)  532,912       9.00% due 11/1/23........................        701,066
 (Euro)  516,456       8.50% due 4/1/04.........................        517,390
 (Euro)  274,684       6.75% due 2/1/07.........................        277,053
 (Euro)  500,000       5.25% due 11/1/29........................        438,373
 (Euro)  532,912       5.00% due 5/1/08.........................        497,740
 (Euro)  750,000       4.25% due 11/1/09........................        660,922
                                                                   ------------
                                                                      3,371,161
                                                                   ------------
                      IVORY COAST - 0.32%
 US$   1,330,000(/1/) Ivory Coast, Inc.,
                       1.00% due 3/31/18........................        322,525
                                                                   ------------
                      JAPAN - 13.29%
                      Government of Japan:
 (Yen)     100MM       5.00% due 9/21/09........................      1,037,176
 (Yen)     200MM       4.20% due 9/21/15........................      2,100,563
 (Yen)     450MM       3.30% due 6/20/06........................      4,057,951
 (Yen)     200MM       3.20% due 3/20/06........................      1,788,128
 (Yen)     100MM       2.70% due 3/20/07........................        889,490
 (Yen)     350MM       1.40% due 11/20/03.......................      2,875,191
 (Yen)     100MM       0.57% due 6/20/02........................        815,307
                                                                   ------------
                                                                     13,563,806
                                                                   ------------
                      MALAYSIA - 0.78%
 US$     750,000      Malaysia,
                       7.50% due 7/15/11........................        793,800
                                                                   ------------
                      MEXICO - 7.06%
                      United Mexican States:
 US$   2,000,000       9.88% due 2/1/10.........................      2,301,500
 US$   1,200,000       8.30% due 8/15/31........................      1,194,000
 US$   3,250,000       8.13% due 12/30/19.......................      3,233,750
 US$     500,000       6.25% due 12/31/19.......................        475,947
                                                                   ------------
                                                                      7,205,197
                                                                   ------------
                      NETHERLANDS - 2.96%
                      Government of the Netherlands:
 (Euro)  407,560       6.50% due 4/15/03........................        388,883
 (Euro)1,837,560       5.75% due 1/15/04........................      1,755,755
 (Euro)  915,144       5.50% due 7/15/10........................        871,327
                                                                   ------------
                                                                      3,015,965
                                                                   ------------

--------------------------------------------------------------------------------

 112                                                  May 31, 2002
    INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED

       PAR
      VALUE                                                        MARKET VALUE

-------------------------------------------------------------------------------
                      NEW ZEALAND - 0.24%
 NZ      500,000      Government of New Zealand,
                       6.50% due 2/15/05........................   $    239,542
                                                                   ------------
                      PANAMA - 0.47%
 US$     500,000      Republic of Panama,
                       8.88% due 9/30/27 @......................        476,250
                                                                   ------------
                      PERU - 0.42%
 US$     600,000      Republic of Peru,
                       4.50% due 3/7/03.........................        426,900
                                                                   ------------
                      PHILIPPINES - 1.13%
 US$   1,100,000      Philippines Republic,
                       9.88% due 1/15/19........................      1,149,500
                                                                   ------------
                      PORTUGAL - 0.88%
                      Republic of Portugal:
 (Euro)  457,347       6.63% due 5/13/08........................        459,605
 (Euro)  500,000       3.95% due 7/15/09........................        433,334
                                                                   ------------
                                                                        892,939
                                                                   ------------
                      RUSSIA - 8.57%
                      Russian Federation:
 US$   2,000,000       12.75% due 6/24/28.......................      2,470,000
 US$   1,000,000       11.00% due 7/24/18.......................      1,112,500
 US$   2,100,000       8.25% due 3/31/10........................      2,073,750
 US$   4,300,000(2)    5.00% due 3/31/30........................      3,089,550
                                                                   ------------
                                                                      8,745,800
                                                                   ------------
                      SOUTH AFRICA - 0.22%
 US$     225,000      Republic of South Africa,
                       7.38% due 4/25/12........................        225,563
                                                                   ------------
                      SPAIN - 3.33%
                      Kingdom of Spain:
 (Euro)  216,705       6.00% due 1/31/08........................        211,766
 (Euro)2,106,012       6.00% due 1/31/29........................      2,061,972
 (Euro)  500,000       4.80% due 10/31/06.......................        466,898
 (Euro)  489,385       4.50% due 7/30/04........................        458,230
 (Euro)  225,000       3.25% due 1/31/05........................        203,622
                                                                   ------------
                                                                      3,402,488
                                                                   ------------
                      SWEDEN - 0.63%
                      Kingdom of Sweden:
 SK    1,000,000       6.75% due 5/5/14.........................        112,014
 SK    2,000,000       6.50% due 10/25/06.......................        213,643
 SK    1,000,000       6.50% due 5/5/08.........................        108,158
 SK    1,000,000       6.00% due 2/9/05.........................        104,596
 SK    1,000,000       5.00% due 1/15/04........................        102,549
                                                                   ------------
                                                                        640,960
                                                                   ------------

       PAR
      VALUE                                                         MARKET VALUE

--------------------------------------------------------------------------------
                 TURKEY - 1.01%
 US$   1,000,000 Republic of Turkey,
                  11.75% due 6/15/10.............................   $  1,027,500
                                                                    ------------
                 UNITED KINGDOM - 1.37%
                 Government of United Kingdom:
 (Pounds)100,000  8.00% due 6/7/21...............................        194,951
 (Pounds)584,250  5.75% due 12/7/09..............................        878,817
 (Pounds)250,000  4.25% due 6/7/32...............................        320,763
                                                                    ------------
                                                                       1,394,531
                                                                    ------------
                 UNITED STATES - 18.42%
 US$   2,000,000 Federal Farm Credit Bank,
                  5.55% due 3/26/08..............................      2,059,020
 US$   1,000,000 Federal Home Loan Bank,
                  6.80% due 11/21/16.............................      1,065,750
 US$   1,000,000 Federal Home Loan Mortgage Corp.,
                  5.13% due 1/15/12..............................        910,883
                 Federal National Mortgage Association:
 US$   1,000,000  6.63% due 11/15/30.............................      1,042,130
 US$      11,624  6.50% due 3/1/17...............................         12,005
 US$     750,000  5.13% due 12/11/06.............................        758,354
                 United States Treasury Bonds:
 US$   1,700,000  8.00% due 11/15/21.............................      2,146,981
 US$   1,160,000  6.38% due 8/15/27..............................      1,249,401
                 United States Treasury Notes:
 US$   3,550,000  7.50% due 2/15/05..............................      3,908,870
 US$   3,150,000  5.88% due 11/15/04.............................      3,327,660
 US$   2,200,000  5.63% due 5/15/08..............................      2,318,756
                                                                    ------------
                                                                      18,799,810
                                                                    ------------
                 VENEZUELA - 1.48%
                 Republic of Venezuela:
 US$     500,000  9.25% due 9/15/27..............................        342,500
 US$   1,428,550  2.88% due 6/18/02..............................      1,163,554
                                                                    ------------
                                                                       1,506,054
                                                                    ------------
                 TOTAL GOVERNMENT BONDS
                 (Cost $94,234,010)..............................     94,889,181
                                                                    ------------
                 SUPRANATIONAL - 1.75%
 (Euro)2,000,000 European Investment Bank,
                 4.00% due 1/15/07
                 (Cost $1,749,618)...............................      1,789,544
                                                                    ------------

     PAR
    VALUE                                                           MARKET VALUE

---------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 0.33%
              REPURCHASE AGREEMENTS
 $    203,000 State Street Bank, 1.70% dated 5/31/02, to be
              repurchased at $203,029 on 6/3/02, collateralized
              by Federal Home Loan Mortgage Corp. Notes, 3.24%,
              3/12/04, with a market value of $211,313...........   $     203,000
      131,000 State Street Bank, 1.70% dated 5/31/02 to be
              repurchased at $131,019 on 6/03/02, collateralized
              by Federal home Loan Mortgage Corp. Notes, 3.50%,
              9/15/03, with a market value of $137,326...........         131,000
                                                                    -------------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost $334,000)....................................         334,000
                                                                    -------------
              TOTAL INVESTMENTS
              (Cost $98,992,790) - 97.85%........................      99,854,185
                                                                    -------------
              Other assets and liabilities,
              net - 2.15%........................................       2,199,174
                                                                    -------------
              NET ASSETS - 100%..................................   $ 102,053,359
                                                                    -------------
              (1) Bond in default
              (2) Security is a "step up" bond where the coupon rate increases or steps up at a predetermined date. Rate shown reflects the increased rate.
              @ The security or a portion thereof is out on loan (see Note 6)

     Currency Legend
     ---------
     C$          Canadian Dollar
     DK          Danish Krone
     (Euro)      Euro Dollar
     NZ$         New Zealand Dollar
     (Yen)       Japanese Yen
     SK          Swedish Krona
     (Pounds)    United Kingdom Pound
     US$         United States Dollar

--------------------------------------------------------------------------------


 May 31, 2002                 MONEY MARKET 1 FUND                          113


-------------------------------------------------------
               Average Annual Total Return
-------------------------------------------------------
    1 Year              5 Years           10 Years
-------------------------------------------------------
    2.14%                4.63%             4.40%

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                        Money               NYC 30
                    Market 1 Fund           Day CD
                    -------------           ------
6/1/1992             $10,000.00           $10,000.00
12/31/1992            10,172.66            10,169.04
12/1993               10,446.16            10,432.19
12/1994               10,842.28            10,804.11
12/1995               11,443.52            11,338.22
12/1996               12,016.38            11,852.30
12/1997               12,638.94            12,419.15
12/1998               13,290.41            13,002.84
12/1999               13,921.08            13,582.25
12/2000               14,755.04            14,237.61
12/2001               15,298.09            14,651.12
5/31/2002             15,379.95            14,743.04

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. State Street Bank &
       Trust
       1.68% due 06/03/02.....   18.27%
   2. Federal Home Loan Bank
       Discount Note
       1.78% due 06/03/02.....    5.45%
   3. Federal Home Loan
       Mortgage Corp. Discount
       Note
       1.68% due 06/03/02.....    4.09%
   4. Federal Home Loan Bank
       1.88% due 07/03/02.....    3.41%
   5. Federal National
       Mortgage Association
       Discount Note
       1.83% due 06/12/02.....    3.40%
   6. Federal Farm Credit Bank
       1.90% due 07/01/02.....    2.72%
   7. Federal National
       Mortgage Association
       Discount Note
       1.86% due 06/26/02.....    2.72%
   8. Federal Home Loan
       Mortgage Corp. Discount
       Note
       1.72% due 06/25/02.....    2.33%
   9. Student Loan Marketing
       Association
       2.25% due 01/03/03.....    2.04%
  10. Federal Home Loan Bank
       2.50% due 10/01/02.....    2.04%


--------------------------------------------------------------------------------

 114                                                  May 31, 2002
                 MONEY MARKET 1 FUND - SCHEDULE OF INVESTMENTS

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             COMMERCIAL PAPER - 82.40%
             BANKS - 1.93%
 $14,180,000 Nations Bank Corp.,
              2.15% due 6/17/02.................................   $  14,181,204
                                                                   -------------
             FEDERAL AGENCIES - 2.73%
  20,000,000 Federal Farm Credit Bank,
              1.90% due 7/1/02..................................      19,999,486
                                                                   -------------
             FINANCE COMPANIES - 4.08%
             Govco, Inc.,
  10,000,000  1.86% due 7/12/02.................................       9,978,817
   5,000,000  1.84% due 6/3/02..................................       4,999,489
   5,000,000  1.77% due 6/21/02.................................       4,995,083
  10,000,000  1.76% due 6/21/02.................................       9,990,222
                                                                   -------------
                                                                      29,963,611
                                                                   -------------
             FINANCIAL SERVICES - 22.37%
             Ciesco LP:
  10,000,000  1.76% due 6/21/02.................................       9,990,222
   5,000,000  1.76% due 6/24/02.................................       4,994,378
   5,000,000  1.75% due 6/13/02.................................       4,997,083
             Delaware Funding Corp.:
   5,000,000  1.78% due 6/4/02..................................       4,999,258
  10,000,000  1.78% due 6/6/02..................................       9,997,528
   5,000,000  1.76% due 6/7/02..................................       4,998,533
             Giro Funding Corp.:
  10,000,000  1.92% due 6/17/02.................................       9,991,467
   5,000,000  1.80% due 8/8/02..................................       4,983,000
  15,000,000  1.78% due 6/5/02..................................      14,997,033
             Greyhawk Funding Corp.:
  15,000,000  2.10% due 10/8/02.................................      14,887,125
  10,000,000  2.00% due 7/12/02.................................       9,977,222
   5,000,000  1.77% due 6/11/02.................................       4,997,542
             Receivables Capital Corp.:
   5,000,000  1.78% due 6/20/02.................................       4,995,303
  14,479,000  1.76% due 6/7/02..................................      14,474,753
             Surrey Funding Corp.:
  15,000,000  1.80% due 7/1/02..................................      14,977,500
             Windmill Funding Corp.:
  15,000,000  1.81% due 6/3/02..................................      14,998,492
  10,000,000  1.78% due 6/4/02..................................       9,998,517
   5,000,000  1.77% due 6/14/02.................................       4,996,804
                                                                   -------------
                                                                     164,251,760
                                                                   -------------

     PAR
    VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
             GOVERNMENT SPONSORED - 51.29%
             Federal Home Loan Bank:
 $15,000,000  2.50% due 10/1/02.................................   $ 15,000,000
  15,000,000  2.00% due 9/2/02..................................     15,000,000
  10,000,000  2.00% due 5/15/03.................................      9,997,616
  25,000,000  1.88% due 7/3/02..................................     24,999,313
             Federal Home Loan Bank Discount Note:
  15,000,000  1.84% due 8/28/02.................................     14,932,533
  40,000,000  1.78% due 6/3/02..................................     39,996,044
             Federal Home Loan Mortgage Corp.:
  10,000,000  2.25% due 7/3/02..................................     10,000,000
  15,000,000  2.14% due 11/15/02................................     14,851,092
             Federal Home Loan Mortgage Corp. Discount Note:
  17,100,000  1.72% due 6/25/02.................................     17,080,392
  30,000,000  1.68% due 6/3/02..................................     29,997,200
             Federal National Mortgage Association:
  10,000,000  6.25% due 11/15/02................................     10,174,977
  10,000,000  1.99% due 8/13/02.................................     10,000,000
  10,000,000  1.79% due 6/3/02..................................      9,999,992
             Federal National Mortgage Association Discount
              Note:
   5,000,000  2.17% due 2/7/03..................................      4,924,351
  10,000,000  2.04% due 12/6/02.................................      9,893,467
  15,000,000  1.96% due 11/13/02................................     14,865,250
  15,000,000  1.88% due 8/14/02.................................     14,942,033
  10,000,000  1.87% due 8/14/02.................................      9,961,561
  20,000,000  1.86% due 6/26/02.................................     19,974,167
  10,000,000  1.84% due 6/19/02.................................      9,990,800
  25,000,000  1.83% due 6/12/02.................................     24,986,021
  15,000,000  1.76% due 7/17/02.................................     14,966,267
  15,000,000  1.75% due 7/24/02.................................     14,961,354
             Student Loan Marketing Association:
  15,000,000  2.25% due 1/3/03..................................     15,005,934
                                                                   ------------
                                                                    376,500,364
                                                                   ------------
             TOTAL COMMERCIAL PAPER
             (Cost $604,896,425)................................    604,896,425
                                                                   ------------

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 18.27%
              REPURCHASE AGREEMENT
 $134,132,000 State Street Bank Joint Repurchase Agreement
               Account (See note 5)
               (Cost $134,132,000).............................   $134,132,000
                                                                  ------------
              TOTAL INVESTMENTS
              (Cost $739,028,425) - 100.67%....................    739,028,425
                                                                  ------------
              Other assets and liabilities,
              net - (0.67)%....................................     (4,893,622)
                                                                  ------------
              NET ASSETS - 100.00%.............................   $734,134,803
                                                                  ------------
              * Non-income producing

--------------------------------------------------------------------------------

 May 31, 2002                      VALUE FUND                   115


----------------------------------
             Total Return
----------------------------------
           Since Inception*
----------------------------------
                -2.89%

* December 31, 2001

                         Growth of $10,000 Investment

                             [CHART APPEARS HERE]

                      Value            S&P 500
                      Fund              Index
                    ----------        ----------
12/31/2001          $10,000.00        $10,000.00
1/2002                9,790.00          9,854.10
2/2002                9,747.85          9,664.11
3/2002               10,198.21         10,027.58
4/2002                9,647.77          9,419.61
5/31/2002             9,711.29          9,350.19


   The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

   Past performance is not predictive of future performance.
   The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. Citigroup, Inc. ..........  3.89%
   2. ExxonMobil Corp. .........  3.32%
   3. Philip Morris Companies,
       Inc. ....................  2.62%
   4. Merck & Co., Inc. ........  2.42%
   5. General Electric Co. .....  2.22%
   6. Pfizer, Inc. .............  2.19%
   7. Royal Dutch Petroleum
       Co. .....................  2.19%
   8. Hewlett-Packard Co. ......  2.16%
   9. Wells Fargo Co. ..........  2.03%
  10. Bank of America...........  2.00%

MANAGEMENT OVERVIEW
A discussion with Putnam Institutional Management, LLC

How did the Fund perform relative to its benchmark?
Since its inception, the Fund has returned a -2.89% versus its benchmark, the S&P/BARRA 500 Value Index, which returned -3.65%.

What were the dominant themes of the Fund?
We are a broadly diversified portfolio and are focused primarily on valuation. Our outperformance, for this time period, was driven by both favorable sector allocations and advantageous stock selection, particularly in consumer cyclicals, communications services, technology, and conglomerates.

Which holdings most enhanced the Fund's performance?
In consumer cyclicals, our overweights in attractively-valued retailers, The Limited and Staples were among our top contributors.

In technology, overweighting Hewlett Packard proved beneficial, as shares rose with investors' approval of the merger with Compaq Computer.

Within conglomerates, opportunistically purchasing Tyco International on share price weakness added value.

Were there any disappointments in the Fund?
Our stock selection in health care hindered results. Holding Bristol-Myers Squibb, Schering-Plough, Pfizer, and Eli Lilly detracted from performance as major pharmaceuticals companies were hurt by lowered earnings expectations due to patent expirations and weak product pipelines.

What is your outlook for the next fiscal period?
There have been two competing forces moving equity markets this year. The first is economic recovery after last year's slowdown, which has been a positive force for markets. The second is the ongoing process of correcting the excesses that arose in the frothy bull market of the late 1990s. In recent weeks, incoming economic data are signaling a waning of the recovery. In today's markets, which we expect will deliver only modest overall returns, security selection is key to relative investment success.

We are broadly diversified and remain focused on valuations. We are seeking opportunities in sectors that have experienced corrections in stock valuations and will likely benefit from an economic recovery. For example, select technology stocks and some media and retails stocks. Currently, we are underweight telecoms. We have also trimmed our weighting in energy. We are also underweight consumer goods stocks which have become relatively expensive.

--------------------------------------------------------------------------------

 116                                                  May 31, 2002
                      VALUE FUND - SCHEDULE OF INVESTMENTS

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 97.67%
               AEROSPACE/DEFENSE - 2.54%
       1,905   Boeing Co. ........................................   $    81,248
         336   Goodrich (B.F.) Co. ...............................        11,226
       1,436   Honeywell International, Inc. .....................        56,291
         718   Lockheed Martin Corp. .............................        44,552
         907   Rockwell Collins, Inc. ............................        23,582
         857   United Technologies Corp. .........................        59,022
                                                                     -----------
                                                                         275,921
                                                                     -----------
               AIRLINES - 0.09%
         594   Southwest Airlines Co. ............................        10,116
                                                                     -----------
               APPAREL & PRODUCTS - 0.63%
         285 * Jones Apparel Group, Inc. .........................        11,360
       2,743   Limited, Inc. .....................................        57,576
                                                                     -----------
                                                                          68,936
                                                                     -----------
               APPLIANCES/FURNISHINGS - 0.04%
          68   Whirlpool Corp. ...................................         4,855
                                                                     -----------
               AUTO - CARS - 0.93%
       3,110   Ford Motor Co. ....................................        54,891
         415   Ford Motor Company Capital Trust II................        25,170
         332   General Motors Corp. ..............................        20,634
                                                                     -----------
                                                                         100,695
                                                                     -----------
               AUTO - ORIGINAL EQUIPMENT - 0.12%
         281 * Lear Corp. ........................................        12,988
                                                                     -----------
               BANKS - 11.89%
       2,863   Bank of America....................................       217,044
       2,141   Bank of New York Co., Inc. ........................        77,718
       1,868   BankOne Corp. .....................................        75,897
         509   BB&T Corp. ........................................        19,128
         371   Charter One Financial, Inc. .......................        13,430
       1,052   Comerica, Inc. ....................................        67,433
         493   Fifth Third Bancorp................................        32,129
         326   First Tennessee National Corp. ....................        12,698
       2,085   FleetBoston Financial Corp. .......................        73,475
       3,515   J.P. Morgan Chase & Co. ...........................       126,364
         214   M&T Bank Corp. ....................................        18,654
         403   Mellon Financial Corp. ............................        14,951
         890   National City Corp. ...............................        29,619
         203   PNC Financial Services Group.......................        11,419
       2,011   Providian Financial Corp. .........................        16,390

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               BANKS - Continued
         215   SunTrust Banks, Inc. ..............................   $    14,685
         969   Synovus Financial Corp. ...........................        25,824
       7,209   U.S. Bancorp, Inc. ................................       170,493
       1,288   Wachovia Corp. ....................................        49,421
       4,202   Wells Fargo Co. ...................................       220,185
          86   Zions Bancorp......................................         4,736
                                                                     -----------
                                                                       1,291,693
                                                                     -----------
               BEVERAGES - 2.90%
       1,796   Anheuser-Busch Companies, Inc. ....................        92,691
       3,411   Coca-Cola Bottling Co. ............................       189,515
       1,151   Coca-Cola Enterprises, Inc. .......................        25,034
          80   Pepsi Bottling Group, Inc. ........................         2,642
         107   PepsiCo, Inc. .....................................         5,562
                                                                     -----------
                                                                         315,444
                                                                     -----------
               BROADCASTING - 0.70%
         534 * Comcast Corp., Class A.............................        15,037
       4,038 * Liberty Media Corp. ...............................        48,658
         429 * USA Networks, Inc. ................................        12,227
                                                                     -----------
                                                                          75,922
                                                                     -----------
               BUILDING MATERIALS - 0.06%
          90   Lowe's Cos., Inc. .................................         4,244
          36   Vulcan Materials Co. ..............................         1,722
                                                                     -----------
                                                                           5,966
                                                                     -----------
               CHEMICAL - 1.65%
       1,124   Dow Chemical Co. ..................................        37,474
       1,708   E.I. du Pont de Nemours and Co. ...................        78,568
         550   Eastman Chemical Co. ..............................        25,438
           3   Hercules Trust II..................................         1,608
         277 * Hercules, Inc. ....................................         3,487
         520   PPG Industries, Inc. ..............................        29,734
          77   Rohm and Haas Co. .................................         2,901
                                                                     -----------
                                                                         179,210
                                                                     -----------
               COAL - 0.07%
         218   Arch Coal, Inc. ...................................         5,123
          95   Peabody Energy Corp. ..............................         2,692
                                                                     -----------
                                                                           7,815
                                                                     -----------
               COMMERCIAL SERVICES - 0.37%
       1,481 * Cendant Corp. .....................................        27,073
          99   Cintas Corp. ......................................         5,169
         290 * Convergys Corp. ...................................         7,609
                                                                     -----------
                                                                          39,851
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               CONGLOMERATES - 3.91%
         301   3M Co. ............................................   $    37,754
       7,736   General Electric Co. ..............................       240,899
          18   Loews Corp. .......................................         1,028
          52   Textron, Inc. .....................................         2,440
       6,474   Tyco International, Ltd. ..........................       142,104
                                                                     -----------
                                                                         424,225
                                                                     -----------
               CONTAINERS - METAL/GLASS - 0.02%
         150 * Owens Illinois, Inc. ..............................         2,625
                                                                     -----------
               CONTAINERS - PAPER - 0.24%
         122 * Sealed Air Corp. ..................................         5,460
         671 * Smurfit-Stone Container Corp. .....................        10,937
         183   Temple-Inland, Inc. ...............................        10,189
                                                                     -----------
                                                                          26,586
                                                                     -----------
               COSMETICS/TOILETRIES - 2.02%
         163   Avon Products, Inc. ...............................         8,631
       1,493   Gillette Co. ......................................        53,106
       1,003   Kimberly-Clark Corp. ..............................        65,114
       1,038   Procter & Gamble Co. ..............................        92,953
                                                                     -----------
                                                                         219,804
                                                                     -----------
               DRUGS - 9.84%
       2,086   Abbott Laboratories................................        99,085
       3,837   Bristol Myers Squibb Co. ..........................       119,407
       1,377   Eli Lilly & Co. ...................................        89,092
         100 * King Pharmaceuticals, Inc. ........................         2,774
          16   McKesson Corp. ....................................           600
       4,609   Merck & Co., Inc. .................................       263,174
       6,888   Pfizer, Inc. ......................................       238,325
       1,189   Pharmacia Corp. ...................................        51,353
       4,828   Schering-Plough Corp. .............................       127,701
       1,397   Wyeth..............................................        77,533
                                                                     -----------
                                                                       1,069,044
                                                                     -----------
               ELECTRONICS/ELECTRICAL
               EQUIPMENT - 1.81%
         323 * Agilent Technologies, Inc. ........................         8,518
         903   Emerson Electric Co. ..............................        52,239
         293 * Flextronics International, Ltd. ...................         3,876
         437   Parker Hannifin Corp. .............................        21,413
         181   Pitney Bowes, Inc. ................................         7,412
         389 * Sanmina Corp. .....................................         4,473
       7,587 * Solectron Corp. ...................................        61,303
         210 * Xerox Capital Trust II.............................        12,679
       2,752 * Xerox Corp. .......................................        24,685
                                                                     -----------
                                                                         196,598
                                                                     -----------

--------------------------------------------------------------------------------

 May 31, 2002                                                  117
                VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               ENTERTAINMENT - 0.15%
         743   Mattel, Inc. ......................................   $    15,781
                                                                     -----------
               FINANCE COMPANIES - 1.58%
         368   Capital One Financial Corp. .......................        22,978
       1,846   Household International, Inc. .....................        94,423
       1,487   MBNA Corp. ........................................        53,844
                                                                     -----------
                                                                         171,245
                                                                     -----------
               FINANCIAL SERVICES - 6.66%
         480   American Express Co. ..............................        20,405
       9,795   Citigroup, Inc. ...................................       422,948
       1,894   Fannie Mae.........................................       151,539
       1,836   Freddie Mac........................................       120,350
          48   John Hancock Financial Services, Inc. .............         1,761
         280   Stillwell Financial, Inc. .........................         6,048
                                                                     -----------
                                                                         723,051
                                                                     -----------
               FOODS - 1.17%
         479   Archer Daniels Midland Co. ........................         6,969
         425   General Mills, Inc. ...............................        19,337
         232   H J Heinz Co. .....................................         9,426
         848   Kellogg Co. .......................................        31,122
         396   Kraft Foods, Inc., Class A.........................        17,032
       1,557   Sara Lee Corp. ....................................        32,822
         160   Unilever NV........................................        10,483
                                                                     -----------
                                                                         127,191
                                                                     -----------
               FOOTWEAR - 0.01%
          29   Nike, Inc., Class B................................         1,559
                                                                     -----------
               FREIGHT - 0.04%
          65   United Parcel Service, Inc., Class B...............         3,925
                                                                     -----------
               FUNERAL SERVICES - 0.17%
       4,393 * Service Corp. International........................        18,187
                                                                     -----------
               HEALTHCARE - 0.87%
         558   Cardinal Health, Inc. .............................        37,085
         375 * HealthSouth Corp. .................................         5,306
         407   UnitedHealth Group, Inc. ..........................        36,956
         191 * Wellpoint Health Networks, Inc.,
               Class A............................................        14,164
                                                                     -----------
                                                                          93,511
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               HOSPITAL MANAGEMENT - 0.41%
         900   HCA, Inc. .........................................   $    44,217
                                                                     -----------
               HOSPITAL SUPPLIES - 0.07%
         191   Becton, Dickinson and Co. .........................         7,182
                                                                     -----------
               HOUSEHOLD PRODUCTS - 0.81%
         662   Clorox Co. ........................................        30,320
         582   Colgate-Palmolive Co. .............................        31,544
         757   Newell Rubbermaid, Inc. ...........................        25,852
                                                                     -----------
                                                                          87,716
                                                                     -----------
               INFORMATION PROCESSING - HARDWARE - 4.34%
         768 * Dell Computer Corp. ...............................        20,621
      12,261   Hewlett-Packard Co. ...............................       234,062
       2,477   International Business Machines....................       199,275
       2,470 * Sun Microsystems, Inc. ............................        17,018
                                                                     -----------
                                                                         470,976
                                                                     -----------
               INFORMATION PROCESSING -
               SERVICES - 0.27%
         292   Electronic Data Systems Corp. .....................        15,423
         312 * NCR Corp. .........................................        11,404
          87 * SunGard Data Systems, Inc. ........................         2,446
                                                                     -----------
                                                                          29,273
                                                                     -----------
               INFORMATION PROCESSING -
               SOFTWARE - 1.07%
       2,039 * BMC Software, Inc. ................................        34,479
       4,505   Computer Associates International, Inc. ...........        78,207
         205 * Compuware Corp. ...................................         1,511
          64 * Symantec Corp. ....................................         2,200
                                                                     -----------
                                                                         116,397
                                                                     -----------
               INSURANCE - CASUALTY - 0.93%
       1,041   Ace, Ltd. .........................................        36,029
         200   Chubb Corp. .......................................        15,032
         878 * Travelers Property Casualty Corp.,
               Class A............................................        15,409
         384   Xl Capital, Ltd., Class A..........................        33,992
                                                                     -----------
                                                                         100,462
                                                                     -----------

   NUMBER                                                             MARKET
  OF SHARES                                                            VALUE

-------------------------------------------------------------------------------
               INSURANCE - LIFE - 0.80%
         629   CIGNA Corp. ......................................   $    66,705
          90   Jefferson-Pilot Corp. ............................         4,285
         297 * Principal Financial Group.........................         9,029
         172   Torchmark Corp. ..................................         6,942
                                                                    -----------
                                                                         86,961
                                                                    -----------
               INSURANCE - MISCELLANEOUS - 0.50%
          11 * Berkshire Hathaway, Inc., Class B.................        27,192
         377   MGIC Investment Corp. ............................        27,438
                                                                    -----------
                                                                         54,630
                                                                    -----------
               INSURANCE - MULTILINE - 0.43%
         232   Hartford Financial Services Group, Inc. ..........        15,312
         530   MetLife, Inc. ....................................        17,612
         559   UnumProvident Corp. ..............................        14,143
                                                                    -----------
                                                                         47,067
                                                                    -----------
               LEISURE TIME - 0.31%
         513   Carnival Corp., Class A...........................        15,595
         116   Royal Caribbean Cruises, Ltd. ....................         2,611
         398 * Sabre Group Holdings, Inc., Class A...............        15,682
                                                                    -----------
                                                                         33,888
                                                                    -----------
               LODGING - 0.37%
         390 * Harrah's Entertainment, Inc. .....................        18,583
         382 * MGM Mirage, Inc. .................................        14,398
         194   Starwood Hotels & Resorts Worldwide, Inc., Class
               B.................................................         6,866
                                                                    -----------
                                                                         39,847
                                                                    -----------
               MACHINERY - 0.73%
         313   Dover Corp. ......................................        11,140
         436   Illinois Tool Works, Inc. ........................        30,969
         640   Ingersoll Rand Company, Ltd., Class A.............        32,224
         211   Rockwell International Corp. .....................         4,629
                                                                    -----------
                                                                         78,962
                                                                    -----------
               MEDICAL TECHNOLOGY - 0.21%
         259 * Quest Diagnostics, Inc. ..........................        22,642
                                                                    -----------

--------------------------------------------------------------------------------

 118                                                  May 31, 2002
                VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - DEPARTMENT - 0.88%
       1,165 * Federated Department Stores, Inc. .................   $    48,242
       1,943   J.C. Penney Co., Inc. .............................        47,526
                                                                     -----------
                                                                          95,768
                                                                     -----------
               MERCHANDISING - DRUG - 0.16%
       5,025 * Rite Aid Corp. ....................................        16,934
                                                                     -----------
               MERCHANDISING - FOOD - 0.73%
         630   Albertson's, Inc. .................................        22,157
         492 * Kroger Co. ........................................        10,996
         932 * Safeway, Inc. .....................................        37,886
         303   SYSCO Corp. .......................................         8,439
                                                                     -----------
                                                                          79,478
                                                                     -----------
               MERCHANDISE - SPECIALTY - 1.19%
         795   Fortune Brands, Inc. ..............................        42,652
         831 * Office Depot, Inc. ................................        15,191
         578   Radioshack Corp. ..................................        19,791
       1,677 * Staples, Inc. .....................................        35,351
         770   TJX Companies, Inc. ...............................        16,239
                                                                     -----------
                                                                         129,224
                                                                     -----------
               METALS - 0.45%
       1,101   Alcoa, Inc. .......................................        38,513
         352 * Barrick Gold Corp. ................................         7,673
          74   Phelps Dodge Corp. ................................         2,887
                                                                     -----------
                                                                          49,073
                                                                     -----------
               METALS - MISCELLANEOUS - 0.09%
         498 * Freeport-McMoRan Copper & Gold, Inc., Class B......         9,835
                                                                     -----------
               MULTIMEDIA - 1.53%
         662   McGraw-Hill Companies, Inc. .......................        41,792
         489 * Viacom, Inc., Class B..............................        23,941
       4,379   Walt Disney Co. ...................................       100,323
                                                                     -----------
                                                                         166,056
                                                                     -----------
               NATURAL GAS - DIVERSIFIED - 0.51%
       2,651   Dynegy, Inc., Class A..............................        23,567
       1,243   El Paso Corp. .....................................        31,883
                                                                     -----------
                                                                          55,450
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               OIL AND GAS - 8.85%
         110 * BJ Services Co. ...................................   $     4,127
         623   Burlington Resources, Inc. ........................        25,294
       1,125   ChevronTexaco Corp. ...............................        98,156
         737   Conoco, Inc. ......................................        19,811
         236   Devon Energy Corp. ................................        12,331
         261   EOG Resources, Inc. ...............................        10,701
       9,043   ExxonMobil Corp. ..................................       361,087
       2,173   Halliburton Co. ...................................        40,309
         776   Marathon Oil Corp. ................................        21,278
         221   Occidental Petroleum Corp. ........................         6,599
         333   Phillips Petroleum Co. ............................        19,164
       4,321   Royal Dutch Petroleum Co. .........................       237,655
         711   Schlumberger, Ltd. ................................        36,716
         481   Transocean Sedco Forex, Inc. ......................        18,360
       1,358   Unocal Corp. ......................................        50,001
                                                                     -----------
                                                                         961,589
                                                                     -----------
               PAPER/FOREST PRODUCTS - 1.07%
         475   Avery Dennison Corp. ..............................        31,051
         208   Boise Cascade Corp. ...............................         7,401
         551   Georgia-Pacific Corp. .............................        14,706
         957   Weyerhaeuser Co. ..................................        62,683
                                                                     -----------
                                                                         115,841
                                                                     -----------
               PHOTOGRAPHY - 0.21%
         700   Eastman Kodak Co. .................................        23,289
                                                                     -----------
               POLLUTION CONTROL - 0.72%
         423 * Republic Services, Inc., Class A...................         8,891
       2,533   Waste Management, Inc. ............................        69,531
                                                                     -----------
                                                                          78,422
                                                                     -----------
               PUBLISHING - NEWS - 0.39%
         231   Dow Jones & Co., Inc. .............................        12,717
         698   Tribune Co. .......................................        29,672
                                                                     -----------
                                                                          42,389
                                                                     -----------
               RAILROAD - 0.93%
       1,450   Burlington Northern Santa Fe Corp. ................        41,035
         104   CSX Corp. .........................................         3,578
         887   Norfolk Southern Corp. ............................        18,778
         618   Union Pacific Corp. ...............................        37,846
                                                                     -----------
                                                                         101,237
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS - 0.51%
         139   Boston Properties, Inc. ...........................   $     5,699
       1,562   Equity Office Properties Trust.....................        47,079
          97   Equity Residential Properties Trust................         2,807
                                                                     -----------
                                                                          55,585
                                                                     -----------
               RESTAURANTS - 0.63%
         218   Darden Restaurants, Inc. ..........................         5,466
       1,629   McDonald's Corp. ..................................        48,772
         586 * Starbucks Corp. ...................................        14,228
                                                                     -----------
                                                                          68,466
                                                                     -----------
               RETAIL GROCERY - 0.02%
          87   Supervalue, Inc. ..................................         2,626
                                                                     -----------
               SAVINGS & LOAN - 0.90%
         645   Sovereign Bancorp, Inc. ...........................         9,985
       2,244   Washington Mutual, Inc. ...........................        87,224
                                                                     -----------
                                                                          97,209
                                                                     -----------
               SECURITIES RELATED - 2.66%
       1,109   Goldman Sachs Group, LP............................        83,674
          84   Lehman Brothers Holdings, Inc. ....................         5,124
       2,001   Merrill Lynch & Co., Inc. .........................        81,461
       2,600   Morgan Stanley Dean Witter & Co. ..................       118,196
                                                                     -----------
                                                                         288,455
                                                                     -----------
               SEMICONDUCTORS - 0.33%
       1,162 * Agere Systems, Inc., Class A.......................         3,625
         263 * Conexant Systems, Inc. ............................         1,881
         415 * Cypress Semiconductor Corp. .......................         8,271
       1,906 * LSI Logic Corp. ...................................        21,728
                                                                     -----------
                                                                          35,505
                                                                     -----------
               TELECOMMUNICATIONS - 1.96%
         200 * Amdocs, Ltd. ......................................         3,720
       3,637   AT&T Corp. ........................................        43,535
       4,016 * AT&T Wireless Services, Inc. ......................        32,570
       2,347   Motorola, Inc. ....................................        37,528
       1,038   Qwest Communications International, Inc. ..........         5,356
       2,106   Verizon Communications, Inc. ......................        90,558
                                                                     -----------
                                                                         213,267
                                                                     -----------

--------------------------------------------------------------------------------

 May 31, 2002                                                  119
                VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               TOBACCO - 2.67%
       4,965   Philip Morris Companies, Inc. .....................   $   284,246
          83   RJ Reynolds Tobacco Holdings, Inc. ................         5,868
                                                                     -----------
                                                                         290,114
                                                                     -----------
               UTILITIES - COMMUNICATION - 3.36%
       3,079   BellSouth Corp. ...................................       102,469
       5,838   SBC Communications, Inc. ..........................       200,185
       3,786   Sprint Corp. ......................................        62,280
                                                                     -----------
                                                                         364,934
                                                                     -----------
               UTILITIES - ELECTRIC - 5.09%
         487 * AES Corp. .........................................         3,190
         100   Allegheny Energy, Inc. ............................         3,593
         726   American Electric Power, Inc. .....................        31,022
         246   Consolidated Edison, Inc. .........................        10,767
         399   Constellation Energy Group, Inc. ..................        12,078
         227   Dominion Resources, Inc. ..........................        14,705
       2,508   Duke Energy Corp. .................................        80,281
       1,387 * Edison International, Inc. ........................        25,882
       1,389   Entergy Corp. .....................................        61,088
         868   Exelon Corp. ......................................        46,429
         687   FirstEnergy Corp. .................................        23,708
         413   FPL Group, Inc. ...................................        26,015
         315 * Mirant Corp. ......................................         2,993
       1,327   NiSource, Inc. ....................................        32,153
       1,549 * Pacific Gas & Electric Co. ........................        33,304
         239   PPL Corp. .........................................         8,458
       1,195   Progress Energy, Inc. .............................        61,961
         352   Public Service Enterprise Group, Inc. .............        15,939
       1,615   Reliant Energy, Inc. ..............................        27,471
         236   TECO Energy, Inc. .................................         5,876
         513   TXU Corp. .........................................        26,332
                                                                     -----------
                                                                         553,245
                                                                     -----------
               UTILITIES -
               GAS, DISTRIBUTION - 0.09%
         375   Sempra Energy......................................         9,379
                                                                     -----------
               UTILITIES - GAS, PIPELINE - 0.01%
          85   Williams Companies, Inc. ..........................         1,207
                                                                     -----------

   NUMBER                                                            MARKET
  OF SHARES                                                           VALUE

-------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost $10,958,353).................................   $10,607,541
                                                                   -----------
             PREFERRED STOCK - 0.15%
             AUTO - CARS
         580 General Motors Corp. 5.25%,
             (Cost $14,951).....................................        16,617
                                                                   -----------
     PAR
    VALUE
 -----------
             CORPORATE BONDS - 0.21%
             BANKS - 0.01%
 $     2,000 Providian Financial Corp.:
              3.25% due 8/15/05.................................         1,380
                                                                   -----------
             ELECTRONICS/ELECTRICAL
             EQUIPMENT - 0.04%
       7,000 Xerox Corp.:
              0.57% due 4/21/18.................................         4,008
                                                                   -----------
             FUNERAL SERVICES - 0.08%
      10,000 Service Corp. International:
              6.75% due 6/22/08.................................         9,091
                                                                   -----------
             METALS - MISCELLANEOUS - 0.08%
       5,000 Freeport-McMoRan Copper & Gold, Inc.:
              8.25% due 1/31/06.................................         8,059
                                                                   -----------
             TOTAL CORPORATE BONDS
             (Cost $21,325).....................................        22,538
                                                                   -----------
             SHORT-TERM INVESTMENTS - 1.95%
             REPURCHASE AGREEMENT
     212,000 State Street Bank, 1.70% dated 5/31/02
              to be repurchased at $212,030 on 6/03/02,
              collateralized by Federal National Mortgage
              Association
              Notes, 3.30%, 10/10/03, with a
              market value of $217,012
              (Cost $212,000)...................................       212,000
                                                                   -----------
             TOTAL INVESTMENTS
             (Cost $11,206,629) - 99.98%........................    10,858,696
                                                                   -----------
             Other assets and liabilities,
             net - 0.02%........................................        (3,546)
                                                                   -----------
             NET ASSETS - 100%..................................   $10,855,150
                                                                   -----------
             * Non-income producing

--------------------------------------------------------------------------------

 120                                                  May 31, 2002
                      STATEMENTS OF ASSETS AND LIABILITIES

                       STOCK          MID CAP        SMALL CAP                                     INTERNATIONAL
                       INDEX           INDEX           INDEX       NASDAQ-100(R)                      EQUITIES     INTERNATIONAL
                        FUND            FUND            FUND         INDEX FUND    SMALL CAP FUND       FUND       GROWTH I FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
market*..........  $4,086,555,067  $1,154,010,105  $  256,460,394  $   26,504,635  $  657,789,851  $  100,531,911  $  429,906,587
Cash.............          58,297              32          15,694              10        (364,573)            629          98,826
Foreign cash*....               -               -               -               -               -         471,150      (1,345,248)
Receivable for:
 Investments
 sold............               -         154,945          56,518           5,696       4,181,535           9,937       9,394,183
 Foreign currency
 contracts.......               -               -               -               -               -         275,920          10,401
 Trust shares
 sold............       2,389,576         989,048         525,305         169,075         211,654          23,387         757,285
 Dividends and
 interest........       6,294,637         904,831         184,119           2,063         161,197         410,972       1,318,815
 Expense
 reimbursements..               -               -               -               -         205,234               -         319,564
 Futures
 variation
 margin..........               -               -               -               -               -          40,132               -
 Collateral for
 securities
 loaned..........     127,771,239     102,289,643      33,284,739       5,136,833      91,019,413             600     102,610,021
Other assets.....         144,702          54,410          10,370             252          11,307           4,764           4,404
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
TOTAL ASSETS.....   4,223,213,518   1,258,403,014     290,537,139      31,818,564     753,215,618     101,769,402     543,074,838
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES:
Payable for:
 Investments
 purchased.......         670,908       1,319,780               -         113,100       4,306,162               -       1,113,274
 Foreign currency
 contracts.......               -               -               -               -               -               -           2,018
 Options
 written.........               -               -               -               -               -               -               -
 Trust shares
 reacquired......         993,670          44,191           7,291           2,138          58,399           5,785          11,610
 Custodian fee...         261,677          81,236          34,600          33,312          98,948         121,709         372,917
 Futures
 variation
 margin..........               -               -           6,375          54,264               -               -               -
 Collateral upon
 return of
 securities
 loaned..........     127,771,239     102,289,643      33,284,739       5,136,833      91,019,413             600     102,610,021
Payable to
affiliates:
 Advisory fees...         923,007         289,365          78,204           9,199         518,663          30,610         375,463
 Accounting
 services........         246,551          35,963          15,641           1,610          40,340           6,122          26,282
 Transfer agency
 fees............           3,707           2,605           1,831           1,372           1,517           2,421             310
Directors' fees..               -          68,124             499               -               -          13,172             340
Accrued expenses
and other
liabilities......       1,288,500         264,035          61,704          18,175         127,219          26,542          88,825
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
TOTAL
LIABILITIES......     132,159,259     104,394,942      33,490,884       5,370,003      96,170,661         206,961     104,601,060
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS.......  $4,091,054,259  $1,154,008,072  $  257,046,255  $   26,448,561  $  657,044,957  $  101,562,441  $  438,473,778
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------

--------------------------------------------------------------------------------

NET ASSETS
REPRESENTED BY:
Capital shares at
par value of
$0.01 per share..  $    1,358,697  $      640,862  $      214,733  $       77,858  $      751,250  $      152,262  $      604,608
Additional paid-
in capital.......   2,889,880,093   1,077,177,588     271,962,920      43,708,463     755,630,738     118,890,296     615,078,961
Undistributed net
investment income
(loss)...........         399,228          47,625          13,744               -               -         (82,338)      2,613,261
Accumulated net
realized gain
(loss) on
securities and
foreign currency
related
tranactions......      60,605,134      28,633,014      (1,791,589)     (3,080,724)   (104,970,695)     (9,494,558)   (207,220,275)
Unrealized
appreciation
(depreciation)
on:
 Investments.....   1,139,545,059      47,955,119     (13,089,486)    (13,763,786)      5,633,664      (7,704,322)     27,336,367
 Futures
 contracts.......        (733,952)       (446,136)       (264,067)       (493,250)              -        (219,908)              -
 Options.........               -               -               -               -               -               -               -
 Forward currency
 contracts.......               -               -               -               -               -               -               -
 Foreign currency
 translation.....               -               -               -               -               -          21,009          60,856
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
 NET ASSETS
 APPLICABLE TO
 SHARES
 OUTSTANDING.....  $4,091,054,259  $1,154,008,072  $  257,046,255  $   26,448,561  $  657,044,957  $  101,562,441  $  438,473,778
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------

--------------------------------------------------------------------------------

CAPITAL SHARES:
 Authorized (Par
 value $0.01 per
 share)..........   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
 Outstanding.....     135,869,682      64,086,193      21,473,290       7,785,745      75,124,962      15,226,237      60,440,797
 NET ASSET VALUE,
 OFFERING AND
 REDEMPTION PRICE
 PER SHARE.......  $        30.11  $        18.01  $        11.97  $         3.40  $         8.75  $         6.67  $         7.25
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
----
* Cost

Investments
securities.......  $2,947,010,008  $1,106,054,986  $  269,549,880  $   40,268,421  $  652,156,187  $  108,236,233  $  402,570,220
Foreign cash.....               -               -               -               -               -         462,761               -
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.

 May 31, 2002                                                  121
                STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED

                                                                                                                     SCIENCE &
                   OPPORTUNITIES     BLUE CHIP      CORE EQUITY      LARGE CAP        GROWTH &        INCOME &       TECHNOLOGY
                        FUND        GROWTH FUND         FUND        GROWTH FUND     INCOME FUND     GROWTH FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
market*..........  $    3,962,035  $   20,054,371  $  678,426,567  $  516,755,559  $  217,335,517  $  234,855,586  $1,236,375,839
Cash
(overdraft)......          (3,806)         28,965           1,583          27,926             646          68,288               -
Foreign cash*....               -               -               -               -               -               -               -
Receivable for:
 Investments
 sold............          30,715         136,602       5,860,340       4,955,888       4,260,684       2,603,415       9,498,434
 Foreign currency
 contracts.......               -               -               -               -               -               -               -
 Trust shares
 sold............           5,825          88,449          77,633         158,014         128,274          91,448         935,436
 Dividends and
 interest........           2,416          13,378       1,213,805         455,627         308,573         463,225         358,996
 Expense
 reimbursements..               -               -         250,632          72,089          26,260          62,414               -
 Futures
 variation
 margin..........               -               -               -               -               -           4,675               -
 Collateral for
 securities
 loaned..........       1,006,332       1,684,247               -      11,414,924       1,515,700       7,131,376      90,930,787
Other assets.....              34             165           6,595           5,635           2,904           1,813          26,266
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
TOTAL ASSETS.....       5,003,551      22,006,177     685,837,155     533,845,662     223,578,558     245,282,240   1,338,125,758
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES:
Payable for:
 Investments
 purchased.......          29,607         205,625         241,889       2,471,655         988,662       2,352,472      10,574,346
 Foreign currency
 contracts.......               -               -               -               -               -               -               -
 Options written
 (premiums
 received
 $644,446).......               -               -               -               -               -               -               -
 Trust shares
 reacquired......           6,324             493          68,050         191,912          69,611          43,266          37,504
 Custodian fee...          25,832          33,375         110,754          64,253          27,085          28,770         120,288
 Futures
 variation
 margin..........               -               -               -               -               -               -               -
 Collateral upon
 return of
 securities
 loaned..........       1,006,332       1,684,247               -      11,414,924       1,515,700       7,131,376      90,930,787
Payable to
affiliates:
 Advisory fees...           3,227          13,644         472,393         430,670         143,308         155,569         979,288
 Accounting
 services........             276           1,194          41,334          31,734          13,375          14,143          76,167
 Transfer agency
 fees............             610             305             617             309             460             308           1,982
Directors' fees..               -               -         109,690             360          26,900             139         135,521
Accrued expenses
and other
liabilities......           1,292           3,879         150,003         110,604          48,308          47,710         332,422
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
TOTAL
LIABILITIES......       1,073,500       1,942,762       1,194,730      14,716,421       2,833,409       9,773,753     103,188,305
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS.......  $    3,930,051  $   20,063,415  $  684,642,425  $  519,129,241  $  220,745,149  $  235,508,487  $1,234,937,453
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
                       HEALTH
                   SCIENCES FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
market*..........  $   55,135,195
Cash
(overdraft)......               -
Foreign cash*....               -
Receivable for:
 Investments
 sold............         370,184
 Foreign currency
 contracts.......               -
 Trust shares
 sold............         195,011
 Dividends and
 interest........          33,232
 Expense
 reimbursements..               -
 Futures
 variation
 margin..........               -
 Collateral for
 securities
 loaned..........      14,132,486
Other assets.....             416
                   ---------------
TOTAL ASSETS.....      69,866,524
                   ---------------
LIABILITIES:
Payable for:
 Investments
 purchased.......         541,179
 Foreign currency
 contracts.......               -
 Options written
 (premiums
 received
 $644,446).......         586,155
 Trust shares
 reacquired......           1,456
 Custodian fee...          33,283
 Futures
 variation
 margin..........               -
 Collateral upon
 return of
 securities
 loaned..........      14,132,486
Payable to
affiliates:
 Advisory fees...          45,900
 Accounting
 services........           3,213
 Transfer agency
 fees............             306
Directors' fees..               -
Accrued expenses
and other
liabilities......           8,365
                   ---------------
TOTAL
LIABILITIES......      15,352,343
                   ---------------
NET ASSETS.......  $   54,514,181
                   ---------------

--------------------------------------------------------------------------------
NET ASSETS
REPRESENTED BY:
Capital shares at
par value of
$0.01 per share..  $        8,365  $       27,633  $      616,751  $      837,522  $      171,453  $      276,635  $    1,291,256
Additional Paid-
in capital.......       7,035,634      23,591,262     894,744,365     835,461,283     246,520,291     275,817,879   3,108,271,235
Undistributed net
investment income
(loss)...........               -               -         132,835               -          38,690         101,595               -
Accumulated net
realized gain
(loss) on
securities and
foreign currency
related
transactions.....      (2,562,029)     (2,253,838)   (132,565,839)   (294,005,757)    (24,410,499)    (23,183,540) (1,493,765,028)
Unrealized
appreciation
(depreciation)
on:
 Investments.....        (551,919)     (1,301,642)    (78,285,687)    (23,163,807)     (1,574,786)    (17,223,073)   (380,860,062)
 Futures
 contracts.......               -               -               -               -               -        (281,009)              -
 Options.........               -               -               -               -               -               -               -
 Forward currency
 contracts.......               -               -               -               -               -               -               -
 Foreign currency
 translation.....               -               -               -               -               -               -              52
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
 NET ASSETS
 APPLICABLE TO
 SHARES
 OUTSTANDING.....  $    3,930,051  $   20,063,415  $  684,642,425  $  519,129,241  $  220,745,149  $  235,508,487  $1,234,937,453
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS
REPRESENTED BY:
Capital shares at
par value of
$0.01 per share..  $       70,293
Additional Paid-
in capital.......      60,860,739
Undistributed net
investment income
(loss)...........          (1,420)
Accumulated net
realized gain
(loss) on
securities and
foreign currency
related
transactions.....      (3,685,586)
Unrealized
appreciation
(depreciation)
on:
 Investments.....      (2,788,157)
 Futures
 contracts.......               -
 Options.........          58,291
 Forward currency
 contracts.......               -
 Foreign currency
 translation.....              21
                   ---------------
 NET ASSETS
 APPLICABLE TO
 SHARES
 OUTSTANDING.....  $   54,514,181
                   ---------------

--------------------------------------------------------------------------------
CAPITAL SHARES:
 Authorized (Par
 value $0.01 per
 share)..........   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
 Outstanding.....         836,513       2,763,288      61,675,045      83,752,202      17,145,367      27,663,508     129,125,631
 NET ASSET VALUE,
 OFFERING AND
 REDEMPTION PRICE
 PER SHARE.......  $         4.70  $         7.26  $        11.10  $         6.20  $        12.87  $         8.51  $         9.56
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
CAPITAL SHARES:
 Authorized (Par
 value $0.01 per
 share)..........   1,000,000,000
 Outstanding.....       7,029,275
 NET ASSET VALUE,
 OFFERING AND
 REDEMPTION PRICE
 PER SHARE.......  $         7.76
                   ---------------
----
* Cost
Investment
securities.......  $    4,513,954  $   21,356,013  $  756,712,254  $  539,919,366  $  218,910,303  $  252,078,659  $1,617,235,901
Foreign cash.....               -               -               -               -               -               -               -
                   --------------  --------------  --------------  --------------  --------------  --------------  --------------
Investment
securities.......  $   57,923,352
Foreign cash.....               -
                   ---------------

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.

 122                                                  May 31, 2002
                STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED

                       SOCIAL          ASSET          CAPITAL        GOVERNMENT   INTERNATIONAL       MONEY
                     AWARENESS       ALLOCATION     CONSERVATION     SECURITIES     GOVERNMENT       MARKET 1
                        FUND            FUND            FUND            FUND        BOND FUND          FUND         VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
market*..........  $  414,010,737  $  180,577,252  $   69,428,770  $  133,142,137 $   99,854,185  $  739,028,425  $   10,858,696
Cash
(overdraft)......             799             809             386          14,135          1,630        (109,478)            271
Foreign cash*....               -               -               -               -        478,358               -               -
Receivable for:                                                                                                -
 Investments
 sold............               -         890,356         823,107               -              -               -         207,814
 Foreign currency
 contracts.......               -               -               -               -              -               -               -
 Trust shares
 sold............          92,431          58,840          50,524         267,934         25,118         920,619             585
 Dividends and
 interest........         394,864         740,833         669,147       1,443,994      1,838,119         591,217          21,176
 Expense
 reimbursements..               -               -               -               -              -          63,132               -
 Futures
 variation
 margin..........           2,550           9,350               -               -              -               -               -
 Collateral for
 securities
 loaned..........       9,960,638               -       1,600,438       4,126,550      4,320,240               -               -
Other assets.....           6,989          16,391           4,960           3,410          2,628          15,276              79
                   --------------  --------------  --------------  -------------- --------------  --------------  --------------
TOTAL ASSETS.....     424,469,008     182,293,831      72,577,332     138,998,160    106,520,278     740,509,191      11,088,621
                   --------------  --------------  --------------  -------------- --------------  --------------  --------------
LIABILITIES:
Payable for:
 Investments
 purchased.......               -       1,144,730       1,111,144               -              -               -         184,349
 Foreign currency
 contracts.......               -               -               -               -              -               -               -
 Options
 written.........               -               -               -               -              -               -               -
 Trust shares
 reacquired......          11,282           5,407           1,887          15,427          3,471       5,796,334          16,062
 Custodian fee...          53,726          66,974          25,078          27,751         58,740          31,702          23,478
 Futures
 variation
 margin..........               -               -               -               -              -               -               -
 Collateral upon
 return of
 securities
 loaned..........       9,960,638               -       1,600,438       4,126,550      4,320,240               -               -
Payable to
affiliates:
 Advisory fees...         178,722          77,483          29,511          56,635         42,796         283,928           7,161
 Accounting
 services........          25,021          10,848           4,132           7,929          5,991          39,750             643
 Transfer agency
 fees............             462             460             458             612            137               -             305
Directors' fees..          44,507          21,812               -           9,634         14,409          21,119               -
Accrued expenses
and other
liabilities......          86,888          41,105          19,775          27,527         21,135         201,555           1,474
                   --------------  --------------  --------------  -------------- --------------  --------------  --------------
TOTAL
LIABILITIES......      10,361,246       1,368,819       2,792,423       4,272,065      4,466,919       6,374,388         233,471
                   --------------  --------------  --------------  -------------- --------------  --------------  --------------
NET ASSETS.......  $  414,107,762  $  180,925,012  $   69,784,909  $  134,726,095 $  102,053,359  $  734,134,803  $   10,855,150
                   --------------  --------------  --------------  -------------- --------------  --------------  --------------

--------------------------------------------------------------------------------

NET ASSETS
REPRESENTED BY:
Capital shares at
par value of
$0.01 per share..  $      234,442  $      159,441  $       74,401  $      129,933 $       92,415  $    7,341,348  $       11,205
Additional paid-
in capital.......     445,729,749     165,618,157      71,602,489     130,865,544    104,801,326     726,793,455      11,180,923
Undistributed net
investment income
(loss)...........           7,842           2,601          15,153          58,948     (4,379,089)              -               -
Accumulated net
realized gain
(loss) on
securities and
foreign currency
related
transactions.....       2,134,051         419,807      (2,862,329)      1,128,550        670,589               -          10,955
Unrealized
appreciation
(depreciation)
on:
 Investments.....     (33,910,876)     15,048,818         955,195       2,543,120        861,395               -        (347,933)
 Futures
 contracts.......         (87,446)       (323,812)              -               -              -               -               -
 Options.........               -               -               -               -              -               -               -
 Forward currency
 contracts.......               -               -               -               -              -               -               -
 Foreign currency
 translation.....               -               -               -               -          6,723               -               -
                   --------------  --------------  --------------  -------------- --------------  --------------  --------------
 NET ASSETS
 APPLICABLE TO
 SHARES
 OUTSTANDING.....  $  414,107,762  $  180,925,012  $   69,784,909  $  134,726,095 $  102,053,359  $  734,134,803  $   10,855,150
                   --------------  --------------  --------------  -------------- --------------  --------------  --------------

--------------------------------------------------------------------------------

CAPITAL SHARES:
 Authorized (Par
 value $0.01 per
 share)..........   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000   1,000,000,000   1,000,000,000
 Outstanding.....      23,444,217      15,944,067       7,440,105      12,993,314      9,241,533     734,134,803       1,120,529
 NET ASSET VALUE,
 OFFERING AND
 REDEMPTION PRICE
 PER SHARE.......  $        17.66  $        11.35  $         9.38  $        10.37 $        11.04  $         1.00  $         9.69
                   --------------  --------------  --------------  -------------- --------------  --------------  --------------
----
* Cost
Investments
securities.......  $  447,921,613  $  165,528,434  $   68,473,575  $  130,599,017 $   98,992,790  $  739,028,425  $   11,206,629
Foreign cash.....               -               -               -               -        463,453               -               -
                   --------------  --------------  --------------  -------------- --------------  --------------  --------------

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.

 For the Year Ended May 31, 2002                               123
                            STATEMENTS OF OPERATIONS

                       STOCK        MID CAP      SMALL CAP     NASDAQ-                  INTERNATIONAL
                       INDEX         INDEX         INDEX       100(R)      SMALL CAP      EQUITIES     INTERNATIONAL
                       FUND           FUND         FUND      INDEX FUND       FUND          FUND       GROWTH I FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT
INCOME:
Dividends*.......  $  58,598,240  $ 10,392,634  $ 3,019,147  $    13,800  $  3,913,271  $  1,840,469   $  7,066,740
Securities
Lending Income...        541,789       808,111      279,918        6,338       600,247         9,331         10,991
Interest.........        636,720       785,866      264,315       79,295       828,797       148,907        871,911
                   -------------  ------------  -----------  -----------  ------------  ------------   ------------
 Total investment
 income..........     59,776,749    11,986,611    3,563,380       99,433     5,342,315     1,998,707      7,949,642
                   -------------  ------------  -----------  -----------  ------------  ------------   ------------
EXPENSES:
Advisory fees....     11,351,289     3,096,700      825,705       96,613     6,046,925       363,601      4,583,480
Custodian fees...        167,277        76,708       53,610       37,352       108,150       268,564        775,819
Registration and
filing fees......        132,929        95,633       18,421          156       207,879         9,470        171,228
Audit and tax
services fees....        104,182        28,858        6,713        1,174        37,177         1,917         24,353
Accounting
services.........      3,035,181       730,726      165,317       16,913       470,139        64,141        321,965
Legal fees.......         39,398        18,168        2,412          227         5,528         1,742          4,230
Directors' fees..        163,273        38,348        8,674          802        24,175         3,779         16,848
Report to
shareholders.....        712,676       178,902       40,582        5,765       220,070        15,892        163,978
Transfer agency
fees.............         25,533        10,368        5,260        3,630         3,324         6,387          2,591
Miscellaneous....        246,982        30,772       15,204       22,713         6,338        70,985         25,920
                   -------------  ------------  -----------  -----------  ------------  ------------   ------------
Total expenses
before expense
reimbursements...     15,978,720     4,305,183    1,141,898      185,345     7,129,705       806,478      6,090,412
                   -------------  ------------  -----------  -----------  ------------  ------------   ------------
Expense
reimbursements...              -             -            -            -      (748,538)            -     (1,223,315)
                   -------------  ------------  -----------  -----------  ------------  ------------   ------------
Net expenses.....     15,978,720     4,305,183    1,141,898      185,345     6,381,167       806,478      4,867,097
                   -------------  ------------  -----------  -----------  ------------  ------------   ------------
NET INVESTMENT
INCOME (LOSS)....     43,798,029     7,681,428    2,421,482      (85,912)   (1,038,852)    1,192,229      3,082,545
                   -------------  ------------  -----------  -----------  ------------  ------------   ------------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
SECURITIES AND
FOREIGN CURRENCY
RELATED
TRANSACTIONS:
Net realized gain
(loss) on:
Investments......     64,959,902    32,527,662   (2,098,558)  (1,472,047)  (26,412,075)   (5,420,021)  (118,185,846)
Futures
contracts........     (1,069,985)    3,589,503      792,064     (634,016)            -      (967,085)             -
Options..........              -             -            -            -             -             -              -
Forward currency
contracts........              -             -            -            -             -             -              -
Foreign currency
translation......              -             -            -            -            10        30,547        136,116
                   -------------  ------------  -----------  -----------  ------------  ------------   ------------
                      63,889,917    36,117,165   (1,306,494)  (2,106,063)  (26,412,065)   (6,356,559)  (118,049,730)
                   -------------  ------------  -----------  -----------  ------------  ------------   ------------
Net unrealized
appreciation
(depreciation)
on:
Investments......   (794,434,334)  (18,345,955)  (3,016,421)  (7,189,234)     (185,627)   (6,864,069)    47,846,440
Futures
contracts........     (1,081,752)   (2,189,536)    (643,321)    (449,910)            -      (122,216)             -
Options..........                                                      -             -                            -
Forward currency
contracts........              -             -            -            -             -             -        297,556
Foreign currency
translation......              -             -            -            -             -       189,621        133,170
                   -------------  ------------  -----------  -----------  ------------  ------------   ------------
                    (795,516,086)  (20,535,491)  (3,659,742)  (7,639,144)     (185,627)   (6,796,664)    48,277,166
                   -------------  ------------  -----------  -----------  ------------  ------------   ------------
Net realized and
unrealized gain
(loss) on
securities and
foreign
currencies.......   (731,626,169)   15,581,674   (4,966,236)  (9,745,207)  (26,597,692)  (13,153,223)   (69,772,564)
                   -------------  ------------  -----------  -----------  ------------  ------------   ------------
INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS..  $(687,828,140) $ 23,263,102  $(2,544,754) $(9,831,119) $(27,636,544) $(11,960,994)  $(66,690,019)
                   -------------  ------------  -----------  -----------  ------------  ------------   ------------
                   OPPORTUNITIES
                       FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT
INCOME:
Dividends*.......   $    27,115
Securities
Lending Income...         1,554
Interest.........         4,967
                   -------------
 Total investment
 income..........        33,636
                   -------------
EXPENSES:
Advisory fees....        38,593
Custodian fees...        29,617
Registration and
filing fees......             -
Audit and tax
services fees....           179
Accounting
services.........         2,886
Legal fees.......            36
Directors' fees..           145
Report to
shareholders.....           940
Transfer agency
fees.............         1,671
Miscellaneous....         2,202
                   -------------
Total expenses
before expense
reimbursements...        76,269
                   -------------
Expense
reimbursements...             -
                   -------------
Net expenses.....        76,259
                   -------------
NET INVESTMENT
INCOME (LOSS)....       (42,633)
                   -------------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
SECURITIES AND
FOREIGN CURRENCY
RELATED
TRANSACTIONS:
Net realized gain
(loss) on:
Investments......    (1,415,040)
Futures
contracts........             -
Options..........             -
Forward currency
contracts........             -
Foreign currency
translation......             -
                   -------------
                     (1,415,040)
                   -------------
Net unrealized
appreciation
(depreciation)
on:
Investments......       188,214
Futures
contracts........             -
Options..........             -
Forward currency
contracts........             -
Foreign currency
translation......             -
                   -------------
                        188,214
                   -------------
Net realized and
unrealized gain
(loss) on
securities and
foreign
currencies.......    (1,226,826)
                   -------------
INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS..   $(1,269,459)
                   -------------

*Net of foreign withholding taxes of $216,566 and $960,653 for International Equities Fund and International Growth I Fund respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 124                               For the Year Ended May 31, 2002
                      STATEMENTS OF OPERATIONS - CONTINUED

                     BLUE CHIP                                                               SCIENCE &      HEALTH
                      GROWTH      CORE EQUITY     LARGE CAP      GROWTH &      INCOME &     TECHNOLOGY     SCIENCES
                       FUND          FUND        GROWTH FUND   INCOME FUND   GROWTH FUND       FUND          FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends.........  $   154,072  $  10,311,537  $   3,726,168  $  3,231,417  $  4,059,079  $   4,305,940  $   156,042
Securities Lending
Income............       15,220         19,267         78,706        39,808        54,343        465,447       42,603
Interest..........        4,164        317,524      1,405,285       155,190       116,234      1,500,903       38,649
                    -----------  -------------  -------------  ------------  ------------  -------------  -----------
 Total investment
 income...........      173,456     10,648,328      5,210,159     3,426,415     4,229,656      6,272,290      237,294
                    -----------  -------------  -------------  ------------  ------------  -------------  -----------
EXPENSES:
Advisory fees.....      141,282      6,153,678      5,552,580     1,791,932     1,870,710     13,917,726      414,324
Custodian fees....       40,676         90,410         52,442        26,592        30,025        117,166       44,905
Registration and
filing fees.......            3         84,920        213,547        16,196        68,577        195,668           22
Audit and tax
services fees.....          958         17,031         31,060         5,732        13,303         17,605        2,121
Accounting
services..........       12,362        539,120        398,222       167,003       174,271      1,085,953       29,003
Legal fees........          191          7,121          6,023         2,307         1,539         12,750          431
Directors' fees...          570         29,786         21,528         8,818         8,870         60,553        1,290
Report to
shareholders......        3,841        122,875        242,239        39,167        96,312        200,982        9,155
Transfer agency
fees..............          875          4,342          2,425         2,150         1,579         10,503          917
Miscellaneous.....        2,356         79,426           (967)       14,131           425        107,499        2,552
                    -----------  -------------  -------------  ------------  ------------  -------------  -----------
 Total expenses
 before expense
 reimbursements...      203,114      7,128,709      6,519,099     2,074,028     2,265,611     15,726,405      504,720
                    -----------  -------------  -------------  ------------  ------------  -------------  -----------
 Expense
 reimbursements...            -       (685,248)      (582,289)      (45,813)     (258,909)      (273,706)           -
                    -----------  -------------  -------------  ------------  ------------  -------------  -----------
 Net expenses.....      203,114      6,443,461      5,936,810     2,028,215     2,006,702     15,452,699      504,720
                    -----------  -------------  -------------  ------------  ------------  -------------  -----------
NET INVESTMENT
INCOME (LOSS).....      (29,658)     4,204,867       (726,651)    1,398,200     2,222,954     (9,180,409)    (267,426)
                    -----------  -------------  -------------  ------------  ------------  -------------  -----------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
SECURITIES AND
FOREIGN CURRENCY
RELATED
TRANSACTIONS:
Net realized gain
(loss) on:
 Investments......   (1,930,169)   (85,727,415)   (99,205,854)  (20,595,942)  (15,196,850)  (850,729,012)  (2,764,100)
 Futures
 contracts........            -              -              -      (206,007)     (452,537)             -            -
 Options..........            -              -              -             -             -              -      100,745
 Forward currency
 contracts........            -              -              -             -             -              -            -
 Foreign currency
 translation......            -              -              -             -             -       (126,403)      (1,548)
                    -----------  -------------  -------------  ------------  ------------  -------------  -----------
                     (1,930,169)   (85,727,415)   (99,205,854)  (20,801,949)  (15,649,387)  (850,855,415)  (2,664,903)
                    -----------  -------------  -------------  ------------  ------------  -------------  -----------
Net unrealized
appreciation
(depreciation) on:
 Investments......     (817,562)   (61,973,159)    (4,391,856)  (10,458,259)  (14,041,841)    12,423,439   (3,942,632)
 Futures
 contracts........            -              -              -        39,325      (248,309)             -            -
 Options..........            -                             -                           -                      58,291
 Forward currency
 contracts........            -              -              -             -             -              -            -
 Foreign currency
 translation......            -              -              -             -             -        (31,818)          21
                    -----------  -------------  -------------  ------------  ------------  -------------  -----------
                       (817,562)   (61,973,159)    (4,391,856)  (10,418,934)  (14,290,150)    12,391,621   (3,884,320)
                    -----------  -------------  -------------  ------------  ------------  -------------  -----------
  Net realized and
  unrealized gain
  (loss) on
  securities and
  foreign
  currencies......   (2,747,731)  (147,700,574)  (103,597,710)  (31,220,883)  (29,939,537)  (838,463,794)  (6,549,223)
                    -----------  -------------  -------------  ------------  ------------  -------------  -----------
 INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..  $(2,777,389) $(143,495,707) $(104,324,361) $(29,822,683) $(27,716,583) $(847,644,203) $(6,816,649)
                    -----------  -------------  -------------  ------------  ------------  -------------  -----------
                       SOCIAL
                     AWARENESS
                        FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends.........  $  5,490,600
Securities Lending
Income............        41,950
Interest..........       259,674
                    -------------
 Total investment
 income...........     5,792,224
                    -------------
EXPENSES:
Advisory fees.....     2,233,641
Custodian fees....        46,299
Registration and
filing fees.......         4,274
Audit and tax
services fees.....        11,134
Accounting
services..........       313,218
Legal fees........         3,310
Directors' fees...        16,672
Report to
shareholders......        73,248
Transfer agency
fees..............         2,863
Miscellaneous.....        24,086
                    -------------
 Total expenses
 before expense
 reimbursements...     2,728,745
                    -------------
 Expense
 reimbursements...             -
                    -------------
 Net expenses.....     2,728,745
                    -------------
NET INVESTMENT
INCOME (LOSS).....     3,063,479
                    -------------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
SECURITIES AND
FOREIGN CURRENCY
RELATED
TRANSACTIONS:
Net realized gain
(loss) on:
 Investments......     3,436,016
 Futures
 contracts........    (1,030,610)
 Options..........             -
 Forward currency
 contracts........             -
 Foreign currency
 translation......             -
                    -------------
                       2,405,406
                    -------------
Net unrealized
appreciation
(depreciation) on:
 Investments......   (67,340,404)
 Futures
 contracts........      (187,921)
 Options..........
 Forward currency
 contracts........             -
 Foreign currency
 translation......             -
                    -------------
                     (67,528,325)
                    -------------
  Net realized and
  unrealized gain
  (loss) on
  securities and
  foreign
  currencies......   (65,122,919)
                    -------------
 INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..  $(62,059,440)
                    -------------


SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 For the Year Ended May 31, 2002                                         125


                              ASSET        CAPITAL    GOVERNMENT INTERNATIONAL    MONEY
                           ALLOCATION    CONSERVATION SECURITIES  GOVERNMENT    MARKET 1      VALUE
                              FUND           FUND        FUND      BOND FUND      FUND       FUND(1)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends*..............  $   1,370,455   $        -  $        -  $        -   $         -  $  81,531
Securities Lending
Income..................         34,788       10,317       4,633       3,784             -          -
Interest................      5,082,964    4,109,819   7,263,194   6,463,218    17,145,234      3,537
                          -------------   ----------  ----------  ----------   -----------  ---------
Total investment
income..................      6,488,207    4,120,136   7,267,827   6,467,002    17,145,234     85,068
                          -------------   ----------  ----------  ----------   -----------  ---------
EXPENSES:
Advisory fees...........        966,856      335,236     658,730     503,868     3,206,477     33,545
Custodian fees..........         74,594       26,852      28,033      73,596        25,754     23,478
Registration and filing
fees....................          8,965        1,160       2,724       1,055         4,673          6
Audit and tax services
fees....................          4,766        1,991       3,769       2,185        26,502        365
Accounting services.....        135,147       46,740      92,050      72,100       449,253      3,010
Legal fees..............          1,815          670         322       1,497        56,997         31
Directors' fees.........          7,189        2,470       4,791       3,643        17,102        169
Report to shareholders..         32,443       12,860      24,909      16,713       109,515        733
Transfer Agent fees.....          1,884        1,340       2,043         561         3,197        554
Miscellaneous...........          9,192        3,318       7,731      58,176        48,751        759
                          -------------   ----------  ----------  ----------   -----------  ---------
Total expenses before
expense reimbursements..      1,242,851      432,637     825,102     733,394     3,948,222     62,650
                          -------------   ----------  ----------  ----------   -----------  ---------
Expense reimbursements..              -            -           -           -      (103,286)         -
                          -------------   ----------  ----------  ----------   -----------  ---------
Net expenses............      1,242,851      432,637     825,102     733,394     3,844,936     62,650
                          -------------   ----------  ----------  ----------   -----------  ---------
NET INVESTMENT INCOME
(LOSS)..................      5,245,356    3,687,499   6,442,725   5,733,608    13,300,299     22,418
                          -------------   ----------  ----------  ----------   -----------  ---------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
SECURITIES AND FOREIGN
CURRENCY
RELATED TRANSACTIONS:
Net realized gain (loss)
on:
Investments.............        666,863     (393,500)  1,840,227   1,338,792             -     11,695
Futures contracts.......       (122,945)           -           -         868             -          -
Options.................              -            -           -           -             -          -
Forward currency
contracts...............              -            -           -           -             -          -
Foreign currency
translation.............              -            -           -  (6,215,375)            -          -
                          -------------   ----------  ----------  ----------   -----------  ---------
                                543,918     (393,500)  1,840,227  (4,875,715)            -     11,695
                          -------------   ----------  ----------  ----------   -----------  ---------
Net unrealized
appreciation
(depreciation) on:
Investments.............    (16,929,389)     439,390   1,491,614   8,786,964             -   (347,933)
Futures contracts.......       (305,037)           -           -           -             -          -
Options.................                           -           -           -             -          -
Forward currency
contracts...............              -            -           -           -             -          -
Foreign currency
translation.............              -            -           -     150,605             -          -
                          -------------   ----------  ----------  ----------   -----------  ---------
                            (17,234,426)     439,390   1,491,614   8,937,569             -   (347,933)
                          -------------   ----------  ----------  ----------   -----------  ---------
Net realized and
unrealized gain (loss)
on securities and
foreign currencies......    (16,690,508)      45,890   3,331,841   4,061,854             -   (336,238)
                          -------------   ----------  ----------  ----------   -----------  ---------
INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS.........  $ (11,445,152)  $3,733,389  $9,774,566  $9,795,462   $13,300,299  $(313,820)
                          -------------   ----------  ----------  ----------   -----------  ---------

(1) For the period of December 31, 2001 (date operations commenced) to May 31, 2002.

SEE NOTES TO FINANCIAL STATEMENTS.

 * Net of foreign withholding taxes of $21,898 for International Government Bond Fund.

--------------------------------------------------------------------------------

 126                 STATEMENTS OF CHANGES IN NET ASSETS


                         STOCK INDEX FUND               MID CAP INDEX FUND           SMALL CAP INDEX FUND
                   ------------------------------  ------------------------------  --------------------------
                      For the         For the         For the         For the        For the       For the
                     Year Ended      Year Ended      Year Ended      Year Ended     Year Ended    Year Ended
                    May 31, 2002    May 31, 2001    May 31, 2002    May 31, 2001   May 31, 2002  May 31, 2001
                   ------------------------------  ------------------------------  --------------------------
OPERATIONS:
Net investment
 income (loss)...  $   43,798,029  $   44,676,060  $    7,681,428  $    8,320,846  $  2,421,482  $  3,026,903
Net realized gain
 (loss) on
 securities and
 foreign currency
 related
 transactions....      63,889,917     167,365,192      36,117,165     105,117,042    (1,306,494)   30,071,735
Net unrealized
 appreciation
 (depreciation)
 on securities
 and foreign
 currency related
 transactions....    (795,516,086)   (805,660,644)    (20,535,491)    (20,397,476)   (3,659,742)  (21,114,890)
                   --------------  --------------  --------------  --------------  ------------  ------------
 Increase
  (decrease) in
  net assets
  resulting from
  operations.....    (687,828,140)   (593,619,392)     23,263,102      93,040,412    (2,544,754)   11,983,748
                   --------------  --------------  --------------  --------------  ------------  ------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income..........     (44,999,778)    (44,716,213)     (7,828,323)     (8,324,406)   (2,449,095)   (2,985,546)
Net realized gain
 on securities...    (169,524,135)   (140,515,680)   (106,419,792)   (223,984,833)  (31,790,716)  (27,775,413)
                   --------------  --------------  --------------  --------------  ------------  ------------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders...    (214,523,913)   (185,231,893)   (114,248,115)   (232,309,239)  (34,239,811)  (30,760,959)
                   --------------  --------------  --------------  --------------  ------------  ------------
CAPITAL STOCK
 TRANSACTIONS:
Proceeds from
 capital stock
 sold............     191,020,906     306,006,047     106,625,044     103,468,415    34,788,835    21,361,937
Reinvestment of
 distributions...     214,523,913     185,231,894     114,248,115     232,309,239    34,239,811    30,760,959
Cost of capital
 stock
 reacquired......    (251,770,455)   (245,946,228)    (23,560,155)    (71,507,630)  (11,727,477)  (25,418,284)
                   --------------  --------------  --------------  --------------  ------------  ------------
 Increase
  (decrease) in
  net assets
  resulting from
  capital stock
  transactions...     153,774,364     245,291,713     197,313,004     264,270,024    57,301,169    26,704,612
                   --------------  --------------  --------------  --------------  ------------  ------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS......    (748,577,689)   (533,559,572)    106,327,991     125,001,197    20,516,604     7,927,401
NET ASSETS:
Beginning of
 year............   4,839,631,948   5,373,191,520   1,047,680,081     922,678,884   236,529,651   228,602,250
                   --------------  --------------  --------------  --------------  ------------  ------------
End of year......  $4,091,054,259  $4,839,631,948  $1,154,008,072  $1,047,680,081   257,046,255  $236,529,651
                   --------------  --------------  --------------  --------------  ------------  ------------
Undistributed net
 investment
 income (loss)
 included in net
 assets at the
 end of the
 year............  $      399,228  $    1,419,298  $       47,625  $      120,363  $     13,744  $     41,357
                   --------------  --------------  --------------  --------------  ------------  ------------
SHARES ISSUED AND
 REACQUIRED:
Sold.............       5,801,417       7,418,728       5,883,611       4,540,538     2,758,916     1,434,463
Issued for
 distributions
 reinvested......       6,635,177       4,872,602       6,657,172      12,558,348     2,883,311     2,382,239
Reacquired.......      (7,746,971)     (6,114,606)     (1,314,212)     (3,127,846)     (937,600)   (1,644,407)
                   --------------  --------------  --------------  --------------  ------------  ------------
 Increase
  (decrease) in
  shares
  outstanding....       4,689,623       6,176,724      11,226,571      13,971,040     4,704,627     2,172,295
Shares
 outstanding:
 Beginning of
  year...........     131,180,059     125,003,335      52,859,622      38,888,582    16,768,663    14,596,368
                   --------------  --------------  --------------  --------------  ------------  ------------
 End of year.....     135,869,682     131,180,059      64,086,193      52,859,622    21,473,290    16,768,663
                   --------------  --------------  --------------  --------------  ------------  ------------
                     NASDAQ-100(R) INDEX FUND
                   ------------------------------
                     For the           From
                    Year Ended   October 2, 2000*
                   May 31, 2002  to May 31, 2001
                   ------------------------------
OPERATIONS:
Net investment
 income (loss)...  $   (85,912)    $    25,035
Net realized gain
 (loss) on
 securities and
 foreign currency
 related
 transactions....   (2,106,063)       (974,661)
Net unrealized
 appreciation
 (depreciation)
 on securities
 and foreign
 currency related
 transactions....   (7,639,144)     (6,617,892)
                   ------------- ----------------
 Increase
  (decrease) in
  net assets
  resulting from
  operations.....   (9,831,119)     (7,567,518)
                   ------------- ----------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income..........            -         (25,272)
Net realized gain
 on securities...            -               -
                   ------------- ----------------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders...            -         (25,272)
                   ------------- ----------------
CAPITAL STOCK
 TRANSACTIONS:
Proceeds from
 capital stock
 sold............   28,990,100      30,493,609
Reinvestment of
 distributions...            -          25,272
Cost of capital
 stock
 reacquired......  (11,715,134)     (3,921,377)
                   ------------- ----------------
 Increase
  (decrease) in
  net assets
  resulting from
  capital stock
  transactions...   17,274,966      26,597,504
                   ------------- ----------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS......    7,443,847      19,004,714
NET ASSETS:
Beginning of
 year............   19,004,714               -
                   ------------- ----------------
End of year......  $26,448,561     $19,004,714
                   ------------- ----------------
Undistributed net
 investment
 income (loss)
 included in net
 assets at the
 end of the
 year............  $         -     $      (237)
                   ------------- ----------------
SHARES ISSUED AND
 REACQUIRED:
Sold.............    6,901,612       4,415,252
Issued for
 distributions
 reinvested......            -           4,768
Reacquired.......   (2,847,894)       (687,993)
                   ------------- ----------------
 Increase
  (decrease) in
  shares
  outstanding....    4,053,718       3,732,027
Shares
 outstanding:
 Beginning of
  year...........    3,732,027               -
                   ------------- ----------------
 End of year.....    7,785,745       3,732,027
                   ------------- ----------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED              127


                                                     INTERNATIONAL EQUITIES
                           SMALL CAP FUND                     FUND                INTERNATIONAL GROWTH I FUND
                   -------------------------------- --------------------------  --------------------------------
                     For the            From          For the       For the       For the            From
                    Year Ended   December 11, 2000*  Year Ended    Year Ended    Year Ended   December 11, 2000*
                   May 31, 2002   to May 31, 2001   May 31, 2002  May 31, 2001  May 31, 2002   to May 31, 2001
                   --------------------------       --------------------------  ---------------------------
OPERATIONS:
Net investment
income (loss)....  $ (1,038,852)    $   (454,758)      1,192,229  $  1,523,374  $  3,082,545    $   2,742,557
Net realized gain
(loss) on
securities and
foreign currency
related
transactions.....   (26,412,065)     (78,558,620)     (6,356,559)   10,646,116  (118,049,730)     (89,047,111)
Net unrealized
appreciation
(depreciation) on
securities and
foreign currency
related
transactions.....     (185,627)       5,819,291      (6,796,664)  (41,777,277)   48,277,166      (20,879,943)
                   ------------     ------------    ------------  ------------  ------------    -------------
 Increase
 (decrease) in
 net assets
 resulting
 from operations.    (27,636,544)     (73,194,087)    (11,960,994)  (29,607,787)  (66,690,019)    (107,184,497)
                    ------------     ------------    ------------  ------------  ------------    -------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment
income...........             -                -      (2,128,544)   (1,167,995)   (1,035,279)      (2,299,996)
Net realized gain
on securities....             -                -     (13,127,599)  (16,385,604)            -                -
                   ------------     ------------    ------------  ------------  ------------    -------------
 Decrease in net
 assets resulting
 from  distributions
 to shareholders....          -                -     (15,256,143)  (17,553,599)   (1,035,279)      (2,299,996)
                    ------------     ------------    ------------  ------------  ------------    -------------
CAPITAL STOCK
TRANSACTIONS:
Proceeds from
capital stock
sold.............     8,630,434      835,024,473     129,891,283   117,665,629    32,796,997      691,876,705
Reinvestment of
distributions....             -                -      15,256,143    17,553,599     1,035,279        2,299,996
Cost of capital
stock
reacquired.......   (38,557,077)     (47,222,242)   (134,891,561) (132,374,581)  (61,001,083)     (51,324,325)
                   ------------     ------------    ------------  ------------  ------------    -------------
 Increase
 (decrease) in
 net assets
 resulting
 from capital
 stock
 transactions....   (29,926,643)     787,802,231      10,255,865     2,844,647   (27,168,807)     642,852,376
                   ------------     ------------    ------------  ------------  ------------    -------------
TOTAL INCREASE
(DECREASE) IN
NET ASSETS.......   (57,563,187)     714,608,144     (16,961,272)  (44,316,739)  (94,894,105)     533,367,883
NET ASSETS:
Beginning of
year.............   714,608,144                -     118,523,713   162,840,452   533,367,883                -
                   ------------     ------------    ------------  ------------  ------------    -------------
End of year......  $657,044,957     $714,608,144    $101,562,441  $118,523,713  $438,473,778    $ 533,367,883
                   ------------     ------------    ------------  ------------  ------------    -------------
Undistributed net
investment income
(loss) included
in net assets at
the end of the
year.............  $          -     $   (454,758)   $    (82,338) $    717,268  $  2,613,261    $     442,561
                   ------------     ------------    ------------  ------------  ------------    -------------
SHARES ISSUED AND
REACQUIRED:
Sold.............       981,466       83,539,716      18,562,166    10,950,881     4,539,836       69,309,658
Issued for
distributions
reinvested.......             -                -       2,353,520     1,821,647       141,263          272,556
Reacquired.......    (4,428,099)      (4,968,121)    (19,190,783)  (12,251,427)   (8,391,415)      (5,431,101)
                   ------------     ------------    ------------  ------------  ------------    -------------
 Increase
 (decrease) in
 shares
 outstanding.....    (3,446,633)      78,571,595       1,724,903       521,101    (3,710,316)      64,151,113
Shares
outstanding:
 Beginning of
 year............    78,571,595                -      13,501,334    12,980,233    64,151,113                -
                   ------------     ------------    ------------  ------------  ------------    -------------
 End of year.....    75,124,962       78,571,595      15,226,237    13,501,334    60,440,797       64,151,113
                   ------------     ------------    ------------  ------------  ------------    -------------
                        OPPORTUNITIES FUND
                   -----------------------------
                     For the          From
                    Year Ended  October 2, 2000*
                   May 31, 2002 to May 31, 2001
                   -----------------------------
OPERATIONS:
Net investment
income (loss)....   $  (42,633)   $    (7,315)
Net realized gain
(loss) on
securities and
foreign currency
related
transactions.....   (1,415,040)    (1,146,989)
Net unrealized
appreciation
(depreciation) on
securities and
foreign currency
related
transactions.....      188,214       (740,133)
                   ------------ ----------------
 Increase
 (decrease) in
 net assets
 resulting from
 operations......   (1,269,459)    (1,894,437)
                   ------------ ----------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment
income...........            -              -
Net realized gain
on securities....            -              -
                   ------------ ----------------
 Decrease in net
 assets resulting
 from
 distributions to
 shareholders....            -              -
                   ------------ ----------------
CAPITAL STOCK
TRANSACTIONS:
Proceeds from
capital stock
sold.............    2,407,030      6,271,916
Reinvestment of
distributions....            -              -
Cost of capital
stock
reacquired.......   (1,152,082)      (432,917)
                   ------------ ----------------
 Increase
 (decrease) in
 net assets
 resulting
 from capital
 stock
 transactions....    1,254,948      5,838,999
                   ------------ ----------------
TOTAL INCREASE
(DECREASE) IN
NET ASSETS.......      (14,511)     3,944,562
NET ASSETS:
Beginning of
year.............    3,944,562              -
                   ------------ ----------------
End of year......   $3,930,051    $ 3,944,562
                   ------------ ----------------
Undistributed net
investment income
(loss) included
in net assets at
the end of the
year.............   $        -    $    (7,315)
                   ------------ ----------------
SHARES ISSUED AND
REACQUIRED:
Sold.............      445,481        674,249
Issued for
distributions
reinvested.......            -              -
Reacquired.......     (219,893)       (63,324)
                   ------------ ----------------
 Increase
 (decrease)
 in shares
 outstanding.....      225,588        610,925
Shares
outstanding:
 Beginning of
 year............      610,925              -
                   ------------ ----------------
 End of year.....      836,513        610,925
                   ------------ ----------------

* Date operations commenced.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 128            STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                             BLUE CHIP
                            GROWTH FUND                 CORE EQUITY FUND             LARGE CAP GROWTH FUND
                   ------------------------------- ---------------------------  ---------------------------------
                     For the           From          For the        For the        For the            From
                    Year Ended   November 1, 2000*  Year Ended    Year Ended     Year Ended    December 11, 2000*
                   May 31, 2002  to May 31, 2001   May 31, 2002  May 31, 2001   May 31, 2002    to May 31, 2001
                   -------------------------       ---------------------------  ----------------------------
OPERATIONS:
Net investment
 income (loss)...  $   (29,658)     $    14,803    $  4,204,867  $   2,458,569  $    (726,651)   $    (862,390)
Net realized gain
 (loss) on
 securities and
 foreign currency
 related
 transactions....   (1,930,169)        (323,659)    (85,727,415)   (33,950,261)   (99,205,854)    (194,799,903)
Net unrealized
 appreciation
 (depreciation)
 on securities
 and foreign
 currency related
 transactions....     (817,562)        (484,080)    (61,973,159)   (92,010,576)    (4,391,856)     (18,771,951)
                   -----------      -----------    ------------  -------------  -------------    -------------
 Increase
  (decrease) in
  net assets
  resulting from
  operations.....   (2,777,389)        (792,936)   (143,495,707)  (123,502,268)  (104,324,361)    (214,434,244)
                   -----------      -----------    ------------  -------------  -------------    -------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income..........      (11,404)         (11,854)     (4,285,757)    (2,441,945)             -                -
Net realized gain
 on securities...            -                -              --   (341,387,956)             -                -
                   -----------      -----------    ------------  -------------  -------------    -------------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders...      (11,404)         (11,854)     (4,285,757)  (343,829,901)             -                -
                   -----------      -----------    ------------  -------------  -------------    -------------
CAPITAL STOCK
 TRANSACTIONS:
Proceeds from
 capital stock
 sold............   10,319,381       15,538,743       4,370,220     14,168,932     21,172,179      873,695,549
Reinvestment of
 distributions...       11,404           11,854       4,285,757    343,829,901              -                -
Cost of capital
 stock
 reacquired......   (2,070,101)        (154,283)    (90,211,615)  (111,770,088)   (22,418,137)     (34,561,745)
                   -----------      -----------    ------------  -------------  -------------    -------------
 Increase
  (decrease) in
  net assets
  resulting
  from capital
  stock
  transactions...    8,260,684       15,396,314     (81,555,638)   246,228,745     (1,245,958)     839,133,804
                   -----------      -----------    ------------  -------------  -------------    -------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS......    5,471,891       14,591,524    (229,337,102)  (221,103,424)  (105,570,319)     624,699,560
NET ASSETS:
Beginning of
 year............   14,591,524                -     913,979,527  1,135,082,951    624,699,560                -
                   -----------      -----------    ------------  -------------  -------------    -------------
End of year......  $20,063,415      $14,591,524    $684,642,425  $ 913,979,527  $ 519,129,241    $ 624,699,560
                   -----------      -----------    ------------  -------------  -------------    -------------
Undistributed net
 investment
 income (loss)
 included in net
 assets at
 the end of
 the year........  $         -      $     2,949    $    132,835  $     213,725  $           -    $    (862,390)
                   -----------      -----------    ------------  -------------  -------------    -------------
SHARES ISSUED AND
 REACQUIRED:
Sold.............    1,330,801        1,719,351         358,675        761,194      3,109,391       87,805,707
Issued for
 distributions
 reinvested......        1,525            1,349         370,730     24,972,521              -                -
Reacquired.......     (271,401)         (18,337)     (7,484,584)    (5,988,807)    (3,412,140)      (3,750,756)
                   -----------      -----------    ------------  -------------  -------------    -------------
 Increase
  (decrease) in
  shares
  outstanding....    1,060,925        1,702,363      (6,755,179)    19,744,908       (302,749)      84,054,951
Shares
 outstanding:
 Beginning of
  year...........    1,702,363                -      68,430,224     48,685,316     84,054,951                -
                   -----------      -----------    ------------  -------------  -------------    -------------
 End of year.....    2,763,288        1,702,363      61,675,045     68,430,224     83,752,202       84,054,951
                   -----------      -----------    ------------  -------------  -------------    -------------
                        GROWTH & INCOME
                             FUND
                   ---------------------------
                     For the       For the
                    Year Ended    Year Ended
                   May 31, 2002  May 31, 2001
                   --------------------------- -------
OPERATIONS:
Net investment
 income (loss)...  $  1,398,200  $  1,834,999
Net realized gain
 (loss) on
 securities and
 foreign currency
 related
 transactions....   (20,801,949)    1,901,500
Net unrealized
 appreciation
 (depreciation)
 on securities
 and foreign
 currency related
 transactions....   (10,418,934)  (37,872,990)
                   ------------- -------------
 Increase
  (decrease) in
  net assets
  resulting
  from
  operations.....   (29,822,683)  (34,136,491)
                   ------------- -------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income..........    (1,490,238)   (1,829,831)
Net realized gain
 on securities...    (3,706,627)  (56,733,702)
                   ------------- -------------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders...    (5,196,865)  (58,563,533)
                   ------------- -------------
CAPITAL STOCK
 TRANSACTIONS:
Proceeds from
 capital stock
 sold............     4,856,986     5,875,953
Reinvestment of
 distributions...     5,196,865    58,563,533
Cost of capital
 stock
 reacquired......   (21,775,717)  (33,840,933)
                   ------------- -------------
 Increase
  (decrease) in
  net assets
  resulting
  from capital
  stock
  transactions...   (11,721,866)   30,598,553
                   ------------- -------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS......   (46,741,414)  (62,101,471)
NET ASSETS:
Beginning of
 year............   267,486,563   329,588,034
                   ------------- -------------
End of year......  $220,745,149  $267,486,563
                   ------------- -------------
Undistributed net
 investment
 income (loss)
 included in net
 assets at the
 end of the
 year............  $     38,690  $     81,937
                   ------------- -------------
SHARES ISSUED AND
 REACQUIRED:
Sold.............       354,581       331,637
Issued for
 distributions
 reinvested......       383,044     3,906,702
Reacquired.......    (1,618,173)   (1,877,337)
                   ------------- -------------
 Increase
  (decrease) in
  shares
  outstanding....      (880,548)    2,361,002
Shares
 outstanding:
 Beginning of
  year...........    18,025,915    15,664,913
                   ------------- -------------
 End of year.....    17,145,367    18,025,915
                   ------------- -------------

* Date operations commenced.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED129


                                                        SCIENCE & TECHNOLOGY
                        INCOME & GROWTH FUND                    FUND                     HEALTH SCIENCES FUND
                   -------------------------------- ------------------------------  -------------------------------
                     For the            From           For the       For the Year     For the           From
                    Year Ended   December 11, 2000*   Year Ended        Ended        Year Ended   November 1, 2000*
                   May 31, 2002   to May 31, 2001    May 31, 2002    May 31, 2001   May 31, 2002  to May 31, 2001
                   --------------------------       ------------------------------  -------------------------
OPERATIONS:
Net investment
income (loss)....  $  2,222,954     $    956,863    $   (9,180,409) $  (19,549,583) $  (267,426)     $    (1,870)
Net realized gain
(loss) on
securities and
foreign currency
related
transactions.....   (15,649,387)      (7,507,648)     (850,855,415)   (526,543,101)  (2,664,903)      (1,023,247)
Net unrealized
appreciation
(depreciation) on
securities and
foreign currency
related
transactions.....   (14,290,150)      (3,213,932)       12,391,621    (921,715,577)  (3,884,320)       1,154,475
                   ------------     ------------    --------------  --------------  -----------      -----------
 Increase
 (decrease) in
 net assets
 resulting
 from
 operations......   (27,716,583)      (9,764,717)     (847,644,203) (1,467,808,261)  (6,816,649)         129,358
                   ------------     ------------    --------------  --------------  -----------      -----------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment
income...........    (2,330,732)        (773,995)                -               -            -           (6,801)
Net realized gain
on securities....             -                -       (95,656,832)   (655,611,697)           -                -
                   ------------     ------------    --------------  --------------  -----------      -----------
 Decrease in net
 assets resulting
 from
 distributions to
 shareholders....    (2,330,732)        (773,995)      (95,656,832)   (655,611,697)           -           (6,801)
                   ------------     ------------    --------------  --------------  -----------      -----------
CAPITAL STOCK
TRANSACTIONS:
Proceeds from
capital stock
sold.............    10,450,385      281,599,824       124,797,118     325,691,014   38,708,630       24,274,683
Reinvestment of
distributions....     2,330,732          773,995        95,656,832     655,611,697            -            6,801
Cost of capital
stock
reacquired.......    (8,528,031)     (10,532,391)      (57,789,199)   (156,360,599)  (1,343,297)        (438,544)
                   ------------     ------------    --------------  --------------  -----------      -----------
 Increase
 (decrease) in
 net assets
 resulting
 from capital
 stock
 transactions....     4,253,086      271,841,428       162,664,751     824,942,112   37,365,333       23,842,940
                   ------------     ------------    --------------  --------------  -----------      -----------
TOTAL INCREASE
(DECREASE) IN
NET ASSETS.......   (25,794,229)     261,302,716      (780,636,284) (1,298,477,846)  30,548,684       23,965,497
NET ASSETS:
Beginning of
year.............   261,302,716                -     2,015,573,737   3,314,051,583   23,965,497                -
                   ------------     ------------    --------------  --------------  -----------      -----------
End of year......  $235,508,487     $261,302,716    $1,234,937,453  $2,015,573,737  $54,514,181      $23,965,497
                   ------------     ------------    --------------  --------------  -----------      -----------
Undistributed net
investment income
(loss) included
in net assets at
the end of the
year.............  $    101,595     $    182,868    $            -  $  (19,549,583) $    (1,420)     $    (8,671)
                   ------------     ------------    --------------  --------------  -----------      -----------
SHARES ISSUED AND
REACQUIRED:
Sold.............     1,176,134       28,202,562         9,833,397       9,844,769    4,506,197        2,731,617
Issued for
distributions
reinvested.......       269,316           83,874         7,444,111      31,383,997            -              702
Reacquired.......      (979,052)      (1,089,326)       (4,806,172)     (5,138,886)    (160,732)         (48,509)
                   ------------     ------------    --------------  --------------  -----------      -----------
 Increase
 (decrease) in
 shares
 outstanding.....       466,398       27,197,110        12,471,336      36,089,880    4,345,465        2,683,810
Shares
outstanding:
 Beginning of
 year............    27,197,110                -       116,654,295      80,564,415    2,683,810                -
                   ------------     ------------    --------------  --------------  -----------      -----------
 End of year.....    27,663,508       27,197,110       129,125,631     116,654,295    7,029,275        2,683,810
                   ------------     ------------    --------------  --------------  -----------      -----------
                       SOCIAL AWARENESS
                             FUND
                   ---------------------------
                     For the       For the
                    Year Ended    Year Ended
                   May 31, 2002  May 31, 2001
                   ---------------------------
OPERATIONS:
Net investment
income (loss)....  $  3,063,479  $  4,618,238
Net realized gain
(loss) on
securities and
foreign currency
related
transactions.....     2,405,406    13,271,915
Net unrealized
appreciation
(depreciation) on
securities and
foreign currency
related
transactions.....   (67,528,325)  (88,151,161)
                   ------------- -------------
 Increase
 (decrease) in
 net assets
 resulting
 from
 operations......   (62,059,440)  (70,261,008)
                   ------------- -------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment
income...........    (3,274,137)   (4,609,053)
Net realized gain
on securities....   (13,322,022)  (12,383,706)
                   ------------- -------------
 Decrease in net
 assets resulting
 from
 distributions to
 shareholders....   (16,596,159)  (16,992,759)
                   ------------- -------------
CAPITAL STOCK
TRANSACTIONS:
Proceeds from
capital stock
sold.............     9,216,000    13,938,951
Reinvestment of
distributions....    16,596,159    16,992,759
Cost of capital
stock
reacquired.......   (23,030,619)  (36,099,115)
                   ------------- -------------
 Increase
 (decrease) in
 net assets
 resulting
 from capital
 stock
 transactions....     2,781,540    (5,167,405)
                   ------------- -------------
TOTAL INCREASE
(DECREASE) IN
NET ASSETS.......   (75,874,059)  (92,421,172)
NET ASSETS:
Beginning of
year.............   489,981,821   582,402,993
                   ------------- -------------
End of year......  $414,107,762  $489,981,821
                   ------------- -------------
Undistributed net
investment income
(loss) included
in net assets at
the end of the
year.............  $      7,842  $    176,927
                   ------------- -------------
SHARES ISSUED AND
REACQUIRED:
Sold.............       479,719       590,164
Issued for
distributions
reinvested.......       872,066       774,316
Reacquired.......    (1,228,509)   (1,552,983)
                   ------------- -------------
 Increase
 (decrease) in
 shares
 outstanding.....       123,276      (188,503)
Shares
outstanding:
 Beginning of
 year............    23,320,941    23,509,444
                   ------------- -------------
 End of year.....    23,444,217    23,320,941
                   ------------- -------------

* Date operations commenced.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 130            STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                       ASSET ALLOCATION          CAPITAL CONSERVATION        GOVERNMENT SECURITIES     INTERNATIONAL GOVERNMENT
                             FUND                        FUND                        FUND                      BOND FUND
                   --------------------------  --------------------------  --------------------------  --------------------------
                     For the       For the       For the       For the       For the       For the       For the       For the
                    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                   May 31, 2002  May 31, 2001  May 31, 2002  May 31, 2001  May 31, 2002  May 31, 2001  May 31, 2002  May 31, 2001
                   --------------------------  -------------------------   --------------------------  --------------------------
OPERATIONS:
Net investment
 income (loss)...  $  5,245,356  $  6,959,199  $ 3,687,499   $ 3,340,968   $  6,442,725  $  6,382,880  $  5,733,608  $  4,284,659
Net realized gain
 (loss) on
 securities and
 foreign currency
 related
 transactions....       543,918     5,466,783     (393,500)      545,846      1,840,227     2,302,633    (4,875,715)  (13,581,915)
Net unrealized
 appreciation
 (depreciation)
 on securities
 and foreign
 currency related
 transactions....   (17,234,426)  (17,512,799)     439,390     2,560,185      1,491,614     3,336,170     8,937,569     4,282,416
                   ------------  ------------  -----------   -----------   ------------  ------------  ------------  ------------
 Increase
  (decrease) in
  net assets
  resulting from
  operations.....   (11,445,152)   (5,086,817)   3,733,389     6,446,999      9,774,566    12,021,683     9,795,462    (5,014,840)
                   ------------  ------------  -----------   -----------   ------------  ------------  ------------  ------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income..........    (5,337,298)   (7,008,594)  (3,724,669)   (3,333,344)    (6,503,121)   (6,352,554)            -    (2,623,898)
Net realized gain
 on securities...    (5,306,674)  (18,236,302)           -             -              -             -      (840,901)     (440,981)
                   ------------  ------------  -----------   -----------   ------------  ------------  ------------  ------------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders...   (10,643,972)  (25,244,896)  (3,724,669)   (3,333,344)    (6,503,121)   (6,352,554)     (840,901)   (3,064,879)
                   ------------  ------------  -----------   -----------   ------------  ------------  ------------  ------------
CAPITAL STOCK
 TRANSACTIONS:
Proceeds from
 capital stock
 sold............     2,530,781     3,058,605   18,044,376     9,290,009     24,976,847    25,484,325    12,736,367    15,492,219
Reinvestment of
 distributions...    10,643,972    25,244,896    3,724,669     3,333,344      6,503,121     6,352,554       840,901     3,064,879
Cost of capital
 stock
 reacquired......   (18,529,942)  (26,406,086)  (8,552,737)   (9,702,357)   (19,539,415)  (18,640,056)  (20,455,807)  (41,478,254)
                   ------------  ------------  -----------   -----------   ------------  ------------  ------------  ------------
 Increase
  (decrease) in
  net assets
  resulting
  from capital
  stock
  transactions...    (5,355,189)    1,897,415   13,216,308     2,920,996     11,940,553    13,196,823    (6,878,539)  (22,921,156)
                   ------------  ------------  -----------   -----------   ------------  ------------  ------------  ------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS......   (27,444,313)  (28,434,298)  13,225,028     6,034,651     15,211,998    18,865,952     2,076,022   (31,000,875)
NET ASSETS:
Beginning of
 year............   208,369,325   236,803,623   56,559,881    50,525,230    119,514,097   100,648,145    99,977,337   130,978,212
                   ------------  ------------  -----------   -----------   ------------  ------------  ------------  ------------
End of year......  $180,925,012  $208,369,325  $69,784,909   $56,559,881   $134,726,095  $119,514,097  $102,053,359  $ 99,977,337
                   ------------  ------------  -----------   -----------   ------------  ------------  ------------  ------------
Undistributed net
 investment
 income (loss)
 included in net
 assets at the
 end of the
 year............  $      2,601  $     63,820  $    15,153   $    16,732   $     58,948  $     51,858  $ (4,379,089) $  1,715,087
                   ------------  ------------  -----------   -----------   ------------  ------------  ------------  ------------
SHARES ISSUED AND
 REACQUIRED:
Sold.............       210,293       219,490    1,895,672       996,625      2,390,285     2,527,197     1,213,327     1,432,965
Issued for
 distributions
 reinvested......       902,001     1,928,288      393,898       363,777        626,423       638,634        79,934       286,023
Reacquired.......    (1,556,221)   (1,894,792)    (907,646)   (1,058,355)    (1,896,492)   (1,873,939)   (1,949,366)   (3,864,915)
                   ------------  ------------  -----------   -----------   ------------  ------------  ------------  ------------
 Increase
  (decrease) in
  shares
  outstanding....      (443,927)      252,986    1,381,924       302,047      1,120,216     1,291,892      (656,105)   (2,145,927)
Shares
 outstanding:
 Beginning of
  year...........    16,387,994    16,135,008    6,058,181     5,756,134     11,873,098    10,581,206     9,897,638    12,043,565
                   ------------  ------------  -----------   -----------   ------------  ------------  ------------  ------------
 End of year.....    15,944,067    16,387,994    7,440,105     6,058,181     12,993,314    11,873,098     9,241,533     9,897,638
                   ------------  ------------  -----------   -----------   ------------  ------------  ------------  ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED              131

                                     MONEY MARKET 1
                                          FUND                   VALUE FUND
                               ----------------------------  ------------------
                                  For the        For the            From
                                Year Ended     Year Ended    December 31, 2001*
                               May 31, 2002   May 31, 2001    to May 31, 2002
                               ------------   -------------   ----------------
OPERATIONS:
Net investment income
(loss).......................  $ 13,300,299   $  30,319,572     $    22,418
Net realized gain (loss) on
securities and foreign
currency related
transactions.................             -               -          11,695
Net unrealized appreciation
(depreciation) on securities
and foreign currency related
transactions.................             -               -        (347,933)
                               ------------   -------------     -----------
 Increase (decrease) in net
 assets resulting from
 operations..................    13,300,299      30,319,572        (313,820)
                               ------------   -------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS
FROM:
Net investment income........   (13,300,299)    (30,319,572)        (23,158)
Net realized gain on
securities...................             -               -               -
                               ------------   -------------     -----------
 Decrease in net assets
 resulting from distributions
 to shareholders.............   (13,300,299)    (30,319,572)        (23,158)
                               ------------   -------------     -----------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock
sold.........................   679,207,991     748,309,531       1,824,770
Reinvestment of
distributions................    13,300,299      30,319,572          23,158
Cost of capital stock
reacquired...................  (537,880,608)   (684,056,335)       (655,800)
                               ------------   -------------     -----------
 Increase (decrease) in net
 assets resulting from
 capital stock transactions..   154,627,682      94,572,768       1,192,128
                               ------------   -------------     -----------
TOTAL INCREASE (DECREASE) IN
NET ASSETS...................   154,627,682      94,572,768         855,150
NET ASSETS:
Beginning of year............   579,507,121     484,934,353      10,000,000
                               ------------   -------------     -----------
End of year..................  $734,134,803   $ 579,507,121     $10,855,150
                               ------------   -------------     -----------
Undistributed net investment
income (loss) included in net
assets at the end of the
year.........................  $          -   $           -     $         -
                               ------------   -------------     -----------
SHARES ISSUED AND REACQUIRED:
Sold.........................   679,207,991     748,309,504         183,565
Issued for distributions
reinvested...................    13,300,299      30,319,599           2,392
Reacquired...................  (537,880,608)   (684,056,335)        (65,428)
                               ------------   -------------     -----------
 Increase (decrease) in
 shares outstanding..........   154,627,682      94,572,768         120,529
Shares outstanding:
 Beginning of year...........   579,507,121     484,934,353       1,000,000
                               ------------   -------------     -----------
 End of year.................   734,134,803     579,507,121       1,120,529
                               ------------   -------------     -----------

* Date operations commenced.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 132
                         NOTES TO FINANCIAL STATEMENTS
Note 1 -- Organization

 VALIC Company I (the "Series" or "VC I," formerly North American Funds Variable Product Series I) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG") New York, N.Y. The Series is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 22 separate mutual funds (the "Funds"), each of which issues its own separate class of common stock:

 Stock Index Fund (formerly,                 Asset Allocation Fund (formerly,
  AG Stock Index Fund)                        Allocation Fund)
 Mid Cap Index Fund (formerly,               Capital Conservation Fund (formerly,
  AG Mid Cap Index)                           AG Capital Conservation Fund)
 Small Cap Index Fund (formerly,             Government Securities Fund (formerly,
  AG Small Cap Index Fund)                    AG Government Securities Fund)
 International Equities Fund (formerly,      International Government Bond Fund (formerly,
  AG International Equities Fund)             AG International Government Bond Fund)
 Core Equity Fund                            Money Market I Fund (formerly, AG 1 Money
 Growth & Income Fund (formerly,              Market Fund)
  AG Growth & Income Fund)                   Opportunities Fund (formerly, Putnam
 Blue Chip Growth Fund (formerly,             Opportunities Fund)
  T. Rowe Price Blue Chip Growth Fund)       Nasdaq-100(R) Index Fund (formerly,
 Health Sciences Fund (formerly,              AG Nasdaq-100(R) Index Fund)
  T. Rowe Price Health & Sciences Fund)      Income & Growth Fund (formerly, American
 Science & Technology Fund (formerly,         Century Income & Growth Fund)
  T. Rowe Price Science & Technology Fund)   International Growth Fund (formerly,
 Social Awareness Fund (formerly,             American Century International Growth Fund)
  AG Social Awareness Fund)                  Large Cap Fund (formerly, Founders Large Cap
                                              Growth Fund)
                                             Small Cap Fund (formerly, Founders/T. Rowe
                                              Small Cap Fund)
                                             Value Fund

 Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100(R) Index Fund and Health Sciences Fund, which are non-diversified as defined by the 1940 Act. The Opportunities Fund and Nasdaq-100(R) Index Fund commenced operations on October 2, 2000. The Blue Chip Growth Fund and Health Sciences Fund commenced operations on November 1, 2000. The Income & Growth Fund, International Growth I Fund, Large Cap Growth Fund and Small Cap Fund commenced operations on December 11, 2000. The Value Fund commenced operations on December 31, 2001.

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A. Investment Valuation
 Securities listed or traded on a national exchange are valued daily at their last reported sale price as of close of the customary trading session on the exchange where the security is principally traded. Securities and call options written on portfolio securities reported on NASDAQ National Market System are valued at the last sale price. In the absence of any sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, are valued at representative quoted prices. Such quoted prices generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly traded corporate bonds are valued at prices obtained from third party pricing services. Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock. Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market I Fund are valued by the amortized cost method which approximates fair market value. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such securities are primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available, then securities will be valued in good faith by a method that the Series, Board of Trustees, and its delegates, believes accurately reflects fair value.

B. Options, Futures, and Forward Currency Contracts
 Call and Put Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option by the holder.
 Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

 To cover a put option written, a Fund will establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant as margin, equals the market value of the instruments underlying the put option written.

 Futures Contracts. In order to gain exposure to or to protect against changes in security values, the Series may buy and sell futures contracts. A future contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. The initial margin deposit made upon entering into a futures contract is held by the custodian bank, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

-------------------------------------------------------------------------------

                                                                           133
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

 Forward Currency Contracts. Certain funds may enter into forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward currency contracts are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the Fund is unable to enter into a closing position.

 The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

C. Repurchase Agreements and Dollar Rolls

 A Fund may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Fund would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the Fund to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Fund's holding period. Under each repurchase agreement, the Fund receives, as collateral, securities whose market value is at least equal to 102% of the repurchase price, including accrued interest.

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the dally aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 Certain Funds may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the securities sold.
D. Foreign Currency Translation

 The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at the date of valuation.
 Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.
 In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E. Restricted Securities

 Each Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Each Fund may invest in 144A securities (in accordance with each Fund's investment restrictions as listed in the Statement of Additional Information) that have been determined to be liquid. In making this determination the Fund will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Fund could consider frequency of trading and available quotes, number of dealers and potential purchasers, dealer undertakings to make a market, and the potential limitations on the transfer of ownership.

F. Securities Lending

 To realize additional income, a Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral consisting of cash or U.S. Government securities maintained in a segregated account in an amount at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

G. Federal Income Taxes
 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required.

H. Investment Transactions and Related Investment Income
 Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Interest income on investments is accrued daily.

I. Distributions to Shareholders
 Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly, except for the Money Market I Fund, which declares daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.

--------------------------------------------------------------------------------

 134
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED
 Investment income and capital gains and losses are recognized in accordance with GAAP. Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. These differences are primarily due to differing treatments for wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.
 At the end of the year, offsetting adjustments to undistributed net investment income, additional paid in capital and accumulated net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC serves as investment adviser to the Series. Certain officers and directors of the Series are officers and directors of VALIC or affiliates of VALIC. VALIC has entered into sub-advisory agreements with the following:

   AIG Global Investment Corp. -- sub-adviser for the Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100(R) Index Fund, Small Cap Index Fund, Social Awareness Fund and Stock Index Fund.
   American Century Investment Management, Inc. -- sub-adviser for the Income & Growth Fund and International Growth I Fund.
   Founders Asset Management LLC -- sub-adviser for approximately 50% of the Small Cap Fund.
   Putnam Investment Management, LLC -- sub-adviser for the Opportunities Fund and Value Fund.
   SunAmerica Asset Management Corp. -- sub-adviser for the Growth & Income Fund, Large Cap Growth Fund and Money Market I Fund.
   T. Rowe Price Associates, Inc. -- sub-adviser for the Blue Chip Growth Fund, Health Sciences Fund, Science & Technology Fund and for approximately 50% of the Small Cap Fund.
   Wellington Management Company, LLP -- co-sub-adviser for approximately 50% of the Core Equity Fund.
   WM Advisors, Inc. -- sub-adviser for approximately 50% of the Core Equity
   Fund.
Sub-advisers are compensated for their services by VALIC.
 VALIC receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates.

   Stock Index Fund                    0.35% on the first $500 million
   Mid Cap Index Fund                  0.25% on the assets over $500 million
   Small Cap Index Fund
   International Equities Fund
   Core Equity Fund                    0.80%
   Blue Chip Growth Fund
  --------------------------------------------------------------------------
   Growth & Income Fund                0.75%
  --------------------------------------------------------------------------
   Science & Technology Fund           0.90%
   Small Cap Fund
  --------------------------------------------------------------------------
   Health Sciences Fund                1.00%
   International Growth I Fund
  --------------------------------------------------------------------------
   Large Cap Growth Fund*              0.95%
  --------------------------------------------------------------------------
   Social Awareness Fund               0.50%
   Asset Allocation Fund
   Capital Conservation Fund
   Government Securities Fund
   International Government Bond Fund
   Money Market I Fund
  --------------------------------------------------------------------------
   Opportunities Fund                  0.95%
  --------------------------------------------------------------------------
   Nasdaq-100(R) Index Fund            0.40%
  --------------------------------------------------------------------------
   Income & Growth Fund                0.77%
  --------------------------------------------------------------------------
   Value Fund                          0.78%

* Prior to January 1, 2002, the advisory fee was based on an annual rate of 1.00%.
 Through May 31, 2003 (through December 8, 2002 for those marked with an asterisk), VALIC entered into a voluntary agreement to waive a portion of its management fee or to reimburse certain expenses of selected Funds, if necessary to keep annual operating expenses at or below the Fund's expense cap. The table below reflects total annual operating expenses by Fund, as voluntarily limited by VALIC, shown as a percentage of average net assets:

                                                                      Maximum
                                                                      Expenses
Fund Name                                                             Limitation
--------------------------------------------------------------------------------
Core Equity Fund.....................................................    0.85%
Growth & Income Fund.................................................    0.85%
Science & Technology Fund............................................    1.00%
Money Market I Fund..................................................    0.60%
Income & Growth Fund*................................................    0.83%
International Growth I Fund*.........................................    1.06%
Large Cap Growth Fund*...............................................    1.06%
Small Cap Fund.......................................................    0.95%

 On October 31, 1996, the Series entered into an Accounting Services Agreement with VALIC. Under the Agreement, VALIC provided certain accounting and administrative services to the Series. VALIC received from each Fund an annual fee of 0.07% based on the average daily net asset value of the Fund. Effective October 1, 2001, the Series entered into an Accounting Services Agreement with SunAmerica Asset Management Corp. ("SAAMCO") which replaced the aforementioned Accounting Service Agreement with VALIC.

-------------------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED                 135

Under the agreement, SAAMCO will provide certain accounting and administrative services to the Series. The fee structure of the SAAMCo agreement is the same as the previous agreement with VALIC. During the year ended May 31, 2002, the Series accrued $8,324,720 for accounting and administrative services.

 Effective October 17, 2000, the series entered into a Transfer Agency and Shareholder Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the year ended May 31, 2002, the Series incurred $93,997 in Transfer Agency and Shareholder Services fees.

 On January 23, 2001, the Board of Directors approved a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan is January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors.

 The Series provides a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The Series is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each director's years of service. At the end of the period, the Series had a retirement plan liability to its independent directors totaling $437,782 which is included in Director's Retirement and Deferred Compensation Plans in the Statement of Assets and Liabilities. During the period, a total of $27,250 was paid to a retired directors.

 At the end of the period, VALIC, American International Group Annuity Insurance Company ("AIGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund                                                      VALIC   AIGAIC   AGL
--------------------------------------------------------- ------  ------  -----
Stock Index..............................................  94.47%     *       *
Mid Cap Index............................................  97.28%     *       *
Small Cap Index..........................................  99.16%     *       *
Nasdaq-100(R) Index......................................  92.54%     *    7.46%
Small Cap................................................ 100.00%     *       *
International Equities...................................  92.40%     *       *
International Growth I................................... 100.00%     *       *
Opportunities............................................  85.07% 14.93%      *
Blue Chip Growth......................................... 100.00%     *       *
Core Equity.............................................. 100.00%     *       *
Large Cap Growth......................................... 100.00%     *       *
Growth & Income..........................................  92.19%  7.81%      *
Income & Growth.......................................... 100.00%     *       *
Science & Technology.....................................  99.87%     *       *
Health Sciences.......................................... 100.00%     *       *
Social Awareness......................................... 100.00%     *       *
Asset Allocation.........................................  99.94%     *       *
Capital Conservation..................................... 100.00%     *       *
Government Securities....................................  82.82% 17.18%      *
International Government Bond............................ 100.00%     *       *
Money Market I...........................................  66.12%     *   32.74%
Value.................................................... 100.00%     *       *

----
*Less than 5% ownership.

 As disclosed in the schedule of investments, certain Funds own common stock issued by AIG or an affiliate thereof. During the period ended May 31, 2002, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries as follows:

                                                            Realized
                                                              Gain
Fund                                 Security                (Loss)     Income
----------------------- ---------------------------------- ----------  --------
Stock Index............ American General Corp.             $   60,381  $102,288
                        American International Group, Inc.  3,209,100   169,041
Social Awareness....... American International Group, Inc.  3,268,200    13,890
Asset Allocation....... American General Corp.                    533     2,393
                        American International Group, Inc.     73,461     5,062
Growth & Income........ American International Group, Inc.  1,058,432     8,027
Opportunities.......... American International Group, Inc.    (13,678)       65
Core Equity............ American International Group, Inc.  3,176,970    39,176
Income & Growth........ American International Group, Inc.          -     2,741
Large Cap Growth....... American International Group, Inc. (1,344,987)    9,290
                        AIG Funding, Inc.                           -    10,314
Blue Chip Growth....... American International Group, Inc.          -       667
Small Cap.............. AIG Funding, Inc.                           -    14,987

Note 4 -- Investment Activity

 The information in the following table is presented on the basis of cost for Federal Income tax purposes at the end of the year.

                            Identified
                               Cost          Gross         Gross     Net Unrealized
                          Of Investments   Unrealized    Unrealized   Appreciation
Fund                          Owned       Appreciation  Depreciation (Depreciation)
------------------------  -------------- -------------- ------------ --------------
Stock Index.............  $2,957,036,473 $1,642,098,566 $512,579,972 $1,129,518,594
Mid Cap Index...........   1,111,668,741    232,110,191  189,768,826     42,341,365
Small Cap Index.........     269,691,502     50,685,810   63,916,918    (13,231,108)
International Equities..     108,607,251     11,367,905   19,443,244     (8,075,339)
Core Equity.............     758,820,721     41,119,689  121,513,842    (80,394,154)
Growth & Income.........     220,563,400     16,405,404   19,633,287     (3,227,883)
Science & Technology....   1,779,544,841     51,947,945  595,116,946   (543,169,001)
Social Awareness........     448,109,778     44,218,660   78,317,701    (34,099,041)
Asset Allocation........     165,555,775     24,894,882   10,197,205     14,697,677
Capital Conservation....      68,512,088      1,201,450      284,768        916,682
Government Securities...     130,599,017      3,003,409      460,289      2,543,120
International Government
Bond....................      98,993,532      4,156,997    3,296,344        860,653
Money Market............     739,028,425              -            -              -
NASDAQ-100 Index........      40,366,244        673,529   14,535,139    (13,861,610)
Opportunities...........       4,656,650        194,656      889,270       (694,614)
Blue Chip Growth........      21,574,413      1,167,208    2,687,250     (1,520,042)
Health Sciences.........      59,277,275      4,456,317    8,598,409     (4,142,092)
Small Cap...............     657,263,452     88,139,558   87,613,159        526,399
Income & Growth.........     253,225,891     18,142,169   36,793,483    (18,651,314)
International Growth....     412,685,235     31,456,399   14,235,047     17,221,352
Large Cap Growth........     549,322,654     19,814,113   52,381,208    (32,567,095)
Value...................      11,230,724        539,309      911,337       (372,028)

 As required by the AICPA Audit and Accounting Guide for Investment Companies for the reporting period beginning after 2000, the following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the below tables are the capital loss carryforwards at May 31, 2002.

--------------------------------------------------------------------------------

136                NOTES TO FINANCIAL STATEMENTS - CONTINUED

 The tax character of distributions paid during the fiscal year ended May 31, 2002 were as follows:

                                            Distributions paid from:
                                  --------------------------------------------
                                   Ordinary   Net Long Term   Total Taxable
                                    Income    Capital Gains Distributions Paid
                                  ----------- ------------- ------------------
Stock Index Fund................. $44,999,778 $169,524,135     $214,523,913
Mid Cap Index Fund...............  24,346,175   89,901,940      114,248,115
Small Cap Index Fund.............  11,628,416   22,611,395       34,239,811
Nasdaq 100 Index Fund............           -            -                -
Small Cap Fund...................           -            -                -
International Equities Fund......   2,128,544   13,127,599       15,256,143
International Growth I Fund......   1,035,279            -        1,035,279
Opportunities Fund...............           -            -                -
Blue Chip Growth Fund............      11,404            -           11,404
Core Equity Fund.................   4,285,757            -        4,285,757
Large Cap Growth Fund............           -            -                -
Growth & Income Fund.............   4,687,875      508,990        5,196,865
Income & Growth Fund.............   2,330,732            -        2,330,732
Science & Technology Fund........           -   95,656,832       95,656,832
Health Sciences Fund.............           -            -                -
Social Awareness Fund............   3,274,137   13,322,022       16,596,159
Asset Allocation Fund............   7,107,258    3,536,714       10,643,972
Capital Conservation Fund........   3,724,669            -        3,724,669
Government Securities Fund.......   6,503,121            -        6,503,121
International Government Bond
Fund.............................           -      840,901          840,901
Money Market I Fund..............  13,300,299            -       13,300,299
Value Fund.......................      23,158            -           23,158

 As of May 31, 2002 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                          Undistributed Undistributed   Unrealized
                            Ordinary      Long-Term   Appreciation/    Capital Loss
                             Income     Capital Gains (Depreciation)  Carryforward*
                          ------------- ------------- --------------  --------------
Stock Index Fund........    $ 399,228    $84,411,750  $1,129,518,594  $            -
Mid Cap Index Fund......       47,625     33,800,632      42,341,365               -
Small Cap Index Fund....       13,744              -     (13,231,108)     (1,635,193)
Nasdaq 100 Index Fund...            -              -     (13,861,610)     (1,681,651)
Small Cap Fund..........            -              -         526,399     (96,034,271)
International Equities
Fund....................            -              -      (8,054,330)     (4,686,263)
International Growth I
Fund....................    2,613,261              -      17,282,209    (153,561,458)
Opportunities Fund......            -              -        (694,615)     (2,042,659)
Blue Chip Growth Fund...            -              -      (1,520,042)     (1,210,146)
Core Equity Fund........      132,835              -     (80,394,154)    (80,401,334)
Large Cap Growth Fund...            -              -     (32,567,095)   (249,974,713)
Growth & Income Fund....       38,690              -      (3,227,883)     (3,469,018)
Income & Growth Fund....      101,595              -     (18,370,305)    (18,561,267)
Science & Technology
Fund....................            -              -    (543,168,950) (1,129,687,430)
Health Sciences Fund....            -              -      (4,135,881)     (1,068,723)
Social Awareness Fund...    6,480,385        971,157     (34,099,041)              -
Asset Allocation Fund...      125,937              -      15,021,477               -
Capital Conservation
Fund....................       15,153              -         916,681      (1,910,566)
Government Securities
Fund....................       58,947      1,128,550       2,543,121               -
International Government
Bond Fund...............            -        671,332         867,375               -
Money Market I Fund.....        1,323              -               -             (66)
Value Fund..............       35,050              -        (372,028)              -

* Net realized capital loss carryforwards may be utilized to offset future capital gains and expires 2003-2010

Post October 31, 2001 Capital Loss Deferrals were $14,514,103, $278,841, $1,936,353, $3,829,159, $4,683,270, $43,543,803, $ 376,674, $825,292,
$50,056,038, $34,627,756, $ 19,288,384, $3,756,050, $201,768,658, $1,210,827,
$5,208,930 and $913,249 for the Stock Index Fund, Small Cap Index Fund, Nasdaq-100 Index Fund, Small Cap Fund, International Equities Fund, International Growth Fund, Opportunities Fund, Blue Chip Growth Fund, Core Equity Fund, Large Cap Growth Fund, Growth & Income Fund, Income & Growth Fund, Science & Technology Fund, Health Sciences Fund, Social Awareness Fund and Capital Conservation Fund, respectively.

Post October 31, 2001 Currency Loss Deferrals were $56,254, $1,420 and $4,379,089 for the International Equities Fund, Health & Science Fund and International Government Bond Fund, respectively.

 During the period ended May 31, 2002, the cost of purchases and proceeds from sales of securities, excluding short term securities and government securities, were:

                                                                 Proceeds from
                                                     Cost of       Securities
                                                    Securities      Sold or
Fund                                                Purchased       Matured
------------------------------------------------- -------------- --------------
Stock Index Fund................................. $  251,614,140 $  236,702,505
Mid Cap Index Fund...............................    265,106,456    168,314,614
Small Cap Index Fund.............................    102,836,364     77,809,435
NASDAQ 100(R) Index Fund.........................     15,537,731        377,139
Small Cap Fund...................................    438,328,754    467,074,276
International Equities Fund......................     44,602,335     47,599,065
International Growth I Fund......................    881,448,055    901,457,496
Opportunities Fund...............................      3,999,811      2,775,024
Blue Chip Growth Fund............................     15,043,678      6,775,632
Core Equity Fund.................................    479,467,959    566,891,717
Large Cap Growth Fund............................    792,759,175    758,227,899
Growth & Income Fund.............................    257,230,162    279,597,007
Income & Growth Fund.............................    160,429,114    154,599,326
Science & Technology Fund........................  1,657,907,049  1,477,714,036
Health Sciences Fund.............................     63,087,558     27,741,445
Social Awareness Fund............................    174,685,633    175,346,348
Asset Allocation Fund............................     68,251,213     74,311,958
Capital Conservation Fund........................     41,444,832     44,892,054
Government Securities Fund.......................              -              -
International Government Bond Fund...............     81,563,631     74,311,958
Value Fund.......................................     12,995,365      2,027,997

 Included in the cost of purchases and proceeds from sales amounts were purchases and sales of U.S. government and government agency obligations of the following:

                                                                     Proceeds
                                                                       from
                                                        Cost of     Securities
                                                       Securities    Sold or
Fund                                                   Purchased     Matured
----------------------------------------------------- ------------ ------------
Asset Allocation Fund................................ $ 82,433,967 $ 46,892,852
Capital Conservation Fund............................   63,676,877   30,515,496
Government Securities Fund...........................  138,326,508  107,477,277
International Government Bond Fund...................   37,924,464   31,707,120

--------------------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED                 137

 Transactions in call and put options written during the year ended May 31, 2002 for the Health Sciences Fund are summarized as follows:

                                            Written Call        Written Put
                                              Options             Options
                                         ------------------  ------------------
                                         Number of Premiums  Number of Premiums
                                         Contracts Received  Contracts Received
                                         --------- --------  --------- --------
Beginning of year.......................       -   $      -       -    $      -
Written.................................   2,770    523,399     684     532,061
Closed..................................    (820)  (202,761)   (313)   (167,424)
Expired.................................    (246)   (40,829)      -           -
                                         --------------------------------------
End of year.............................   1,704   $279,809     371    $364,637
                                         --------------------------------------

 Open call option contracts written at May 31, 2002 were as follows:

                                                                           Unrealized
                          Contract Strike Number of Premiums May 31, 2002  Appreciation
Issue                      Month   Price  Contracts Received Market Value (Depreciation)
------------------------  -------- ------ --------- -------- ------------ -------------
Accredo Health, Inc. ...   Jun-02     60       28   $  3,416   $  1,680     $  1,736
Abbott Labs.............   Jul-02     50       61      4,192      4,880         (688)
Allegran, Inc. .........   Jul-02     65       62      6,108     16,120      (10,012)
Allegran, Inc. .........   Jun-02     65       91      8,788     13,650       (4,862)
Allegran, Inc. .........   Jul-02     75       89      9,084      3,115        5,969
Amgen, Inc. ............   Jul-02     55       63     10,791      3,780        7,011
Cephalon,Inc. ..........   Jun-02     65       92     14,411      2,760       11,651
Genentech, Inc. ........   Jul-02     40       64     11,866      6,720        5,146
Genentech, Inc. ........   Sep-02     45       64     10,355      7,360        2,995
Gilead Sciences, Inc. ..   Aug-02     45       63     10,836      5,985        4,851
Gilead Sciences, Inc. ..   Aug-02   42.5      123     17,157     16,605          552
Idec Pharmaceuticals
Corp....................   Jul-02     45       30     16,109      9,900        6,209
Idec Pharmaceuticals
Corp....................   Jul-02     50      113     43,580     16,385       27,195
Imclone Sys, Inc. ......   Aug-02   22.5       70      6,690      1,400        5,290
Imclone Sys, Inc. ......   Jul-02     15       18      1,278        630          648
Invitrogen Corp. .......   Jun-02   37.5       20      2,940      1,600        1,340
Johnson & Johnson.......   Jul-02     65       64      4,384      4,480          (96)
King Pharmaceuticals,
Inc. ...................   Jul-02     40       85     12,387      2,125       10,262
Lilly Eli & Co..........   Jul-02     70       93     19,250      6,975       12,275
Medimmune, Inc. ........   Jun-02     35       94     13,583     11,750        1,833
Medimmune, Inc. ........   Jun-02     45       95     10,811      1,425        9,386
Protein Design Labs,
Inc. ...................   Jun-02   12.5       95     19,037      4,750       14,287
Tenet Healthcare
Group, Inc. ............   Aug-02     75       62     10,411     19,840       (9,429)
Unitedhealth Group,
Inc. ...................   Jun-02     75       25      7,462     40,750      (33,288)
Unitedhealth Group,
Inc. ...................   Jun-02     80       40      4,883     45,600      (40,717)
                          --------------------------------------------------------
                                            1,704   $279,809   $250,265     $ 29,544
                          --------------------------------------------------------

 Open put option contracts written at May 31, 2002 were as follows:

                                                                          Unrealized
                         Contract Strike Number of Premiums May 31, 2002  Appreciation
Issue                     Month   Price  Contracts Received Market Value (Depreciation)
------------------------ -------- ------ --------- -------- ------------ -------------
Abbott Labs.............  Jan-03    65       88    $109,554   $156,640     $(47,086)
Amerisourcebergen
Corp. ..................  Nov-02    80       10       7,970      7,600          370
Amerisourcebergen
Corp. ..................  Jun-02    80       15      12,855     13,050         (195)
Biogen, Inc. ...........  Oct-02    50       31      13,588     16,120       (2,532)
HCA, Inc. ..............  Jan-03    50       59      36,463     24,190       12,273
St.Jude Med, Inc. ......  Oct-02    90       72      95,435     61,920       33,515
St.Jude Med, Inc. ......  Oct-02    85       66      65,581     37,620       27,961
Tenet Healthcare
Corp. ..................  Jan-03    80       15      14,432     13,500          932
Tenet Healthcare
Corp. ..................  Aug-02    75       15       8,759      5,250        3,509
                         --------------------------------------------------------
                                            371    $364,637   $335,890     $ 28,747
                         --------------------------------------------------------

Note 5 -- Joint Repurchase Agreement

 At May 31, 2002, certain portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co., which is dated May 31, 2002, bears interest at a rate of 1.68% per annum, has a principal amount of $200,423,000, a repurchase price of $200,451,059, and matures June 3, 2002. The repurchase agreement is collateralized by $205,980,000 of U.S. Treasury Bills (bearing interest at the rate of 1.63% per annum and maturing November 7, 2002) with a market of $204,435,150.

                                                         Percentage  Principal
                                                         Ownership     Amount
                                                         ---------- ------------
Money Market I..........................................   66.92%   $134,132,000
Growth & Income.........................................    4.77       9,553,000
Large Cap Growth........................................    2.07       4,148,000

Note 6 -- Securities Lending

 Portfolio securities on loan at the end of the period are summarized as follows:

Fund                                               Market Value Collateral Value
-------------------------------------------------- ------------ ----------------
Stock Index Fund.................................. $121,902,102   $127,771,239
Mid Cap Index Fund................................   98,355,130    102,289,643
Small Cap Index Fund..............................   30,836,624     33,284,739
NASDAQ 100 Index Fund.............................    4,815,528      5,136,833
Small Cap Fund....................................   86,474,140     91,019,413
International Equities Fund.......................           92            600
International Growth I Fund.......................   98,076,203    102,610,021
Opportunities Fund................................      976,467      1,006,332
Blue Chip Growth Fund.............................    1,624,711      1,684,247
Large Cap Growth Fund.............................   11,182,524     11,414,924
Growth & Income Fund..............................    1,462,980      1,515,700
Income & Growth...................................    6,678,476      7,131,376
Science & Technology Fund.........................   83,869,401     90,930,787
Health Sciences...................................   13,371,389     14,132,486
Social Awareness Fund.............................    9,354,951      9,960,638
Capital Conservation Fund.........................    1,570,933      1,600,438
Government Securities Fund........................    4,018,514      4,126,550
International Government Bond Fund................    3,584,102      4,320,240

--------------------------------------------------------------------------------

138                NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 7 -- Investment Concentration

 A significant portion of the Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Fund had 63.74% of its net assets invested in such securities.

 At the end of the period, the International Government Bond Fund had 13.29% of its net assets invested in securities issued by the Government of Japan. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

 The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

 The Nasdaq-100(R) Index Fund is concentrated in the technology sector. As a result, the Fund is subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100(R) Index may consist of relatively more companies in certain industry sectors than others, (such as technology), the Fund's performance may be more susceptible to any developments which effect those sectors emphasized by the Index.

Note 8 -- Bank Line of Credit

The Series has a $75,000,000 unsecured committed revolving line of credit with State Street Bank and Trust Company to be used for temporary or emergency purposes. Borrowings under this facility bear interest at a variable rate per annum equal to the overnight federal funds rate plus 0.50% per annum. All Funds are charged an annual commitment fee equal to 0.10% on the daily unused balance. As of May 31, 2002, there were no borrowings outstanding.

Note 9 -- Investment Holdings by Country

The following represents investment holdings by country held as of May 31, 2002:

                                                             International
                         International Growth I Fund         Equities Fund
                         ------------------------------ -----------------------
                          Percent of                    Percent of
                          Net Assets    Market Value    Net Assets Market Value
Country:                 ------------  ---------------- ---------- ------------
Australia...............         1.37% $      5,993,172     3.68%  $  3,740,296
Austria.................         0.22%          963,897     0.15%       150,736
Belgium.................         0.86%        3,776,773     1.04%     1,059,652
Brazil..................         0.45%        1,989,335        -              -
Canada..................         3.42%       15,011,386        -              -
Denmark.................         1.66%        7,273,116     0.78%       794,828
Finland.................         0.73%        3,211,829     1.45%     1,468,376
France..................        12.29%       53,903,765     9.48%     9,631,456
Germany.................         3.57%       15,647,823     7.08%     7,188,711
Greece..................            -                 -     0.30%       307,342
Hong Kong...............         0.78%        3,417,732     1.81%     1,838,261
Ireland.................         2.90%       12,708,903     0.91%       922,893
Italy...................         7.48%       32,789,783     3.84%     3,898,789
Japan...................        14.28%       62,595,932    21.32%    21,655,549
Luxembourg..............         0.66%        2,879,243     0.07%        71,201
Mexico..................         0.37%        1,622,580        -              -
Netherlands.............         2.01%        8,831,524     5.59%     5,681,275
New Zealand.............            -                 -     0.14%       140,711
Norway..................            -                 -     0.52%       524,945
Portugal................            -                 -     0.42%       424,050
Singapore...............         0.60%        2,622,000     0.88%       894,522
South Korea.............         3.53%       15,464,778        -              -
Spain...................         2.72%       11,923,101     2.96%     3,011,214
Sweden..................         2.22%        9,719,310     1.88%     1,904,879
Switzerland.............         6.12%       26,855,214     7.53%     7,646,523
United Kingdom..........        22.44%       98,413,249    22.94%    23,297,766
United States...........         7.36%       32,292,145     4.21%     4,277,936
              -----------------------------------------------------------------
Total investments.......        98.05%      429,906,587    98.99%   100,531,911
Other assets and
liabilities.............         1.95%        8,567,191     1.01%     1,030,530
              -----------------------------------------------------------------
 Net assets.............       100.00% $    438,473,778   100.00%  $101,562,441
              -----------------------------------------------------------------

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS                            139

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                             Stock Index Fund
                          -------------------------------------------------------------
                                            Year Ended May 31,
                          -------------------------------------------------------------
                             2002         2001         2000        1999         1998
                          -------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........             $36.89       $42.98       $39.73      $33.38       $26.09
                          -------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........               0.33         0.35         0.41        0.40         0.40
 Net realized and
 unrealized
 gain (loss)
 on securities...              (5.45)       (4.99)        3.59        6.51         7.44
                          -------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......              (5.12)       (4.64)        4.00        6.91         7.84
                          -------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........              (0.34)       (0.35)       (0.39)      (0.41)       (0.40)
 Net realized
 gain on
 securities......              (1.32)       (1.10)       (0.36)      (0.15)       (0.15)
                          -------------------------------------------------------------
 Total
 distributions...              (1.66)       (1.45)       (0.75)      (0.56)       (0.55)
                          -------------------------------------------------------------
Net asset value
at end of
period...........             $30.11       $36.89       $42.98      $39.73       $33.38
                          -------------------------------------------------------------
TOTAL RETURN(a)..             (14.16)%     (10.87)%      10.10%      20.85%       30.30%
                          -------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........               0.37%        0.34%        0.31%       0.32%        0.31%
Ratio of expenses
to average net
assets before
expense
reductions.......               0.37%        0.34%        0.31%       0.32%        0.31%
Ratio of net
investment income to
average net assets..            1.01%        0.86%        0.97%       1.13%        1.33%
Portfolio
turnover rate....                  6%           7%           6%          2%           3%
Number of shares
outstanding at
end of period
(000's)..........            135,870      131,180      125,003     116,731      104,334
Net assets at end
of period
(000's)..........         $4,091,054   $4,839,632   $5,373,192  $4,637,628   $3,482,655

                                           Small Cap Index Fund
                          -------------------------------------------------------------
                                            Year Ended May 31,
                          -------------------------------------------------------------
                             2002         2001         2000        1999         1998
                          -------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........             $14.11       $15.66       $15.84      $17.94       $16.18
                          -------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........               0.13         0.19         0.18        0.19         0.19
 Net realized and
 unrealized gain
 (loss)
 on securities...              (0.32)        0.40         1.43       (0.74)        3.17
                          -------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......              (0.19)        0.59         1.61       (0.55)        3.36
                          -------------------------------------------------------------
 Distributions
 from:
 Net investment income..       (0.13)       (0.19)       (0.18)      (0.19)       (0.19)
 Net realized
 gain on
 securities......              (1.82)       (1.95)       (1.61)      (1.36)       (1.41)
                          -------------------------------------------------------------
 Total
 distributions...              (1.95)       (2.14)       (1.79)      (1.55)       (1.60)
                          -------------------------------------------------------------
Net asset value
at end of
period...........             $11.97       $14.11       $15.66      $15.84       $17.94
                          -------------------------------------------------------------
TOTAL RETURN(a)..              (1.08)%       5.23%       10.22%      (2.45)%      21.34%
                          -------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........               0.48%        0.44%        0.40%       0.41%        0.39%
Ratio of expenses
to average net
assets before
expense
reductions.......               0.48%        0.44%        0.40%       0.41%        0.39%
Ratio of net
investment income to
average net assets..            1.03%        1.31%        1.12%       1.20%        1.05%
Portfolio
turnover rate....                 34%          57%          35%         36%          36%
Number of shares
outstanding at
end of period
(000's)..........             21,473       16,769       14,596      13,890       13,777
Net assets at end
of period
(000's)..........         $  257,046   $  236,530     $228,602  $  220,002   $  247,183

                                           Mid Cap Index Fund
                          ------------------------------------------------------------
                                           Year Ended May 31,
                          ------------------------------------------------------------
                             2002          2001        2000       1999        1998
                          -------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........              $19.82       $23.73     $25.64      $25.27      $20.83
                          -------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........                0.13         0.19       0.22        0.23        0.23
 Net realized and
 unrealized
 gain (loss)
 on securities...                0.16         1.74       4.49        2.54        5.80
                          -------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......                0.29         1.93       4.71        2.77        6.03
                          -------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........               (0.14)       (0.19)     (0.22)      (0.23)      (0.23)
 Net realized
 gain on
 securities......               (1.96)       (5.65)     (6.40)      (2.17)      (1.36)
                          -------------------------------------------------------------
 Total
 distributions...               (2.10)       (5.84)     (6.62)      (2.40)      (1.59)
                          -------------------------------------------------------------
Net asset value
at end of
period...........              $18.01       $19.82     $23.73      $25.64      $25.27
                          -------------------------------------------------------------
TOTAL RETURN(a)..                2.03%       10.11%     21.36%      11.91%      29.62%
                          -------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........                0.41%        0.38%      0.36%       0.38%       0.36%
Ratio of expenses
to average net
assets before
expense
reductions.......                0.41%        0.38%      0.36%       0.38%       0.36%
Ratio of net
investment income to
average net assets..             0.74%        0.84%      0.90%       0.92%       0.95%
Portfolio
turnover rate....                  17%          34%        41%         41%         26%
Number of shares
outstanding at
end of period
(000's)..........              64,086       52,860     38,889      31,886      31,830
Net assets at end
of period
(000's)..........          $1,154,008   $1,047,680   $922,679    $817,573    $804,318

                                       International Equities Fund
                          ------------------------------------------------------------
                                           Year Ended May 31,
                          ------------------------------------------------------------
                             2002          2001        2000       1999        1998
                          ------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........               $8.78       $12.55     $11.32      $11.95      $11.44
                          ------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........                0.09         0.12       0.15        0.22        0.23
 Net realized and
 unrealized gain
 (loss)
 on securities...               (1.07)       (2.46)      1.90        0.30        0.85
                          ------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......               (0.98)       (2.34)      2.05        0.52        1.08
                          ------------------------------------------------------------
 Distributions
 from:
 Net investment income..        (0.16)       (0.09)     (0.14)      (0.25)      (0.24)
 Net realized
 gain on
 securities......               (0.97)       (1.34)     (0.68)      (0.90)      (0.33)
                          ------------------------------------------------------------
 Total
 distributions...               (1.13)       (1.43)     (0.82)      (1.15)      (0.57)
                          ------------------------------------------------------------
Net asset value
at end of
period...........               $6.67        $8.78     $12.55      $11.32      $11.95
                          ------------------------------------------------------------
TOTAL RETURN(a)..              (10.66)%     (19.59)%    18.01%       4.43%       9.92%
                          ------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........                0.78%        0.42%      0.41%       0.43%       0.40%
Ratio of expenses
to average net
assets before
expense
reductions.......                0.78%        0.42%      0.41%       0.43%       0.40%
Ratio of net
investment income to
average net assets..             1.16%        1.08%      1.20%       1.89%       1.92%
Portfolio
turnover rate....                  45%          45%        25%          8%          9%
Number of shares
outstanding at
end of period
(000's)..........              15,226       13,501     12,980      12,559      13,009
Net assets at end
of period
(000's)..........         $   101,562   $  118,524   $162,840  $  142,108  $  155,469

(a) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
--------------------------------------------------------------------------------

 140                    FINANCIAL HIGHLIGHTS - CONTINUED

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                  Core Equity Fund
                               --------------------------------------------------------------
                                                 Year Ended May 31,
                               --------------------------------------------------------------
                                  2002         2001         2000         1999         1998
                               --------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........                  $13.36       $23.31       $24.12       $22.08       $17.62
                               --------------------------------------------------------------
 Income (loss) from investment
 operations:
 Net investment
 income (loss)...                    0.07         0.04            -        (0.08)       (0.02)
 Net realized
 and unrealized
 gain (loss) on
 securities......                   (2.26)       (2.54)        0.20         3.13         4.82
                               --------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......                   (2.19)       (2.50)        0.20         3.05         4.80
                               --------------------------------------------------------------
 Distributions
 from:
 Net investment income..            (0.07)       (0.04)           -            -        (0.01)
 Net realized
 gain on
 securities......                       -        (7.41)       (1.01)       (1.01)       (0.33)
                               --------------------------------------------------------------
 Total
 distributions...                   (0.07)       (7.45)       (1.01)       (1.01)       (0.34)
                               --------------------------------------------------------------
Net asset value
at end of
period...........                  $11.10       $13.36       $23.31       $24.12       $22.08
                               --------------------------------------------------------------
TOTAL RETURN(a)..                  (16.43)%     (11.62)%       0.96%       14.20%       27.41%
                               --------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........                    0.84%        0.86%        0.85%        0.86%        0.84%
Ratio of expenses
to average net
assets before
expense
reductions.......                    0.93%        0.88%        0.85%        0.86%        0.84%
Ratio of net
investment income
(loss) to average
net assets.......                    0.55%        0.24%        0.02%       (0.36)%      (0.11)%
Portfolio
turnover rate....                      64%          71%         134%          42%          43%
Number of shares
outstanding at
end of period
(000's)..........                  61,675       68,430       48,685       52,690       49,832
Net assets at end
of period
(000's)..........              $  684,642   $  913,980   $1,135,083   $1,271,034   $1,100,137
                                             Science & Technology Fund
                               --------------------------------------------------------------
                                                 Year Ended May 31,
                               --------------------------------------------------------------
                                  2002         2001         2000         1999         1998
                               --------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........                  $17.28       $41.14       $29.95       $22.07       $19.88
                               --------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income (loss)...                   (0.07)       (0.17)       (0.11)       (0.10)       (0.09)
 Net realized
 and unrealized
 gain (loss) on
 securities......                   (6.86)      (15.86)       16.37        10.36         2.28
                               --------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......                   (6.93)      (16.03)       16.26        10.26         2.19
                               --------------------------------------------------------------
 Distributions
 from:
 Net investment income..                -            -            -            -            -
 Net realized
 gain on
 securities......                   (0.79)       (7.83)       (5.07)       (2.38)           -
                               --------------------------------------------------------------
 Total
 distributions...                   (0.79)       (7.83)       (5.07)       (2.38)           -
                               --------------------------------------------------------------
Net asset value
at end of
period...........                   $9.56       $17.28       $41.14       $29.95       $22.07
                               --------------------------------------------------------------
TOTAL RETURN(a)..                  (41.26)%     (42.24)%      52.65%       48.34%       10.85%
                               --------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average
net assets.......                    1.00%        0.98%        0.96%        0.96%        0.95%
Ratio of expenses
to average net
assets before
expense
reductions.......                    1.02%        0.98%        0.96%        0.96%        0.95%
Ratio of net
investment income
(loss) to average
net assets.......                   (0.59)%      (0.66)%      (0.40)%      (0.46)%      (0.46)%
Portfolio
turnover rate....                     104%         176%         130%         149%         128%
Number of shares
outstanding at
end of period
(000's)..........                 129,126      116,654       80,564       56,211       46,355
Net assets at end
of period
(000's)..........              $1,234,937   $2,015,574   $3,314,052   $1,683,585   $1,023,141
                                           Growth & Income Fund
                               ---------------------------------------------------
                                            Year Ended May 31,
                               ---------------------------------------------------
                                 2002       2001       2000      1999      1998
                               ---------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........                $14.84     $21.04     $21.53    $19.91    $16.87
                               ---------------------------------------------------
 Income (loss) from investment
 operations:
 Net investment
 income (loss)...                  0.08       0.11       0.15      0.06      0.08
 Net realized
 and unrealized
 gain (loss) on
 securities......                 (1.75)     (2.39)      1.96      3.17      3.25
                               ---------------------------------------------------
 Total income
 (loss) from
 investment
 operations......                 (1.67)     (2.28)      2.11      3.23      3.33
                               ---------------------------------------------------
 Distributions
 from:
 Net investment income..          (0.09)     (0.11)     (0.14)    (0.08)    (0.08)
 Net realized
 gain on
 securities......                 (0.21)     (3.81)     (2.46)    (1.53)    (0.21)
                               ---------------------------------------------------
 Total
 distributions...                 (0.30)     (3.92)     (2.60)    (1.61)    (0.29)
                               ---------------------------------------------------
Net asset value
at end of
period...........                $12.87     $14.84     $21.04    $21.53    $19.91
                               ---------------------------------------------------
TOTAL RETURN(a)..                (11.36)%   (10.91)%     9.67%    16.92%    19.87%
                               ---------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........                  0.85%      0.82%      0.80%     0.82%     0.80%
Ratio of expenses
to average net
assets before
expense
reductions.......                  0.87%      0.83%      0.80%     0.82%     0.80%
Ratio of net
investment income
(loss) to average
net assets.......                  0.59%      0.62%      0.70%     0.29%     0.43%
Portfolio
turnover rate....                   110%        65%        89%      102%       78%
Number of shares
outstanding at
end of period
(000's)..........                17,145     18,026     15,665    13,790    13,619
Net assets at end
of period
(000's)..........              $220,745   $267,487   $329,588  $296,885  $271,159
                                          Social Awareness Fund
                               ---------------------------------------------------
                                            Year Ended May 31,
                               ---------------------------------------------------
                                 2002       2001       2000      1999      1998
                               ---------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........                $21.01     $24.77     $24.11    $22.16    $17.90
                               ---------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income (loss)...                  0.13       0.20       0.20      0.21      0.23
 Net realized
 and unrealized
 gain (loss) on
 securities......                 (2.76)     (3.23)      1.61      4.08      5.07
                               ---------------------------------------------------
 Total income
 (loss) from
 investment
 operations......                 (2.63)     (3.03)      1.81      4.29      5.30
                               ---------------------------------------------------
 Distributions
 from:
 Net investment income..          (0.14)     (0.20)     (0.18)    (0.22)    (0.23)
 Net realized
 gain on
 securities......                 (0.58)     (0.53)     (0.97)    (2.12)    (0.81)
                               ---------------------------------------------------
 Total
 distributions...                 (0.72)     (0.73)     (1.15)    (2.34)    (1.04)
                               ---------------------------------------------------
Net asset value
at end of
period...........                $17.66     $21.01     $24.77    $24.11    $22.16
                               ---------------------------------------------------
TOTAL RETURN(a)..                (12.77)%   (12.33)%     7.49%    20.05%    30.34%
                               ---------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average
net assets.......                  0.61%      0.58%      0.55%     0.57%     0.54%
Ratio of expenses
to average net
assets before
expense
reductions.......                  0.61%      0.58%      0.55%     0.57%     0.54%
Ratio of net
investment income
(loss) to average
net assets.......                  0.69%      0.85%      0.79%     0.93%     1.17%
Portfolio
turnover rate....                    40%        29%        40%       49%      120%
Number of shares
outstanding at
end of period
(000's)..........                23,444     23,321     23,509    21,646    15,080
Net assets at end
of period
(000's)..........              $414,108   $489,982   $582,403  $521,965  $334,167

(a) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.


--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS - CONTINUED                     141

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                     Asset Allocation Fund                             Capital Conservation Fund
                          --------------------------------------------------  -------------------------------------------------
                                       Year Ended May 31,                                 Year Ended May 31,
                          --------------------------------------------------  -------------------------------------------------
                            2002       2001       2000      1999      1998      2002     2001       2000       1999      1998
                          --------------------------------------------------  -------------------------------------------------
PER SHARE DATA
Net asset value at
beginning of period.....    $12.71     $14.68     $14.43    $14.02    $12.57     $9.34    $8.78      $9.39      $9.68     $9.31
                          --------------------------------------------------  -------------------------------------------------
 Income (loss) from
 investment operations:
 Net investment income..      0.33       0.43       0.44      0.40      0.41      0.52     0.58       0.62       0.60      0.61
 Net realized and
 unrealized gain (loss)
 on securities..........     (1.03)     (0.79)      0.51      1.26      2.24      0.04     0.56      (0.61)     (0.29)     0.37
                          --------------------------------------------------  -------------------------------------------------
 Total income (loss)
 from investment
 operations.............     (0.70)     (0.36)      0.95      1.66      2.65      0.56     1.14       0.01       0.31      0.98
                          --------------------------------------------------  -------------------------------------------------
 Distributions from:
 Net investment income..     (0.33)     (0.43)     (0.44)    (0.40)    (0.41)    (0.52)   (0.58)     (0.62)     (0.60)    (0.61)
 Net realized gain on
 securities.............     (0.33)     (1.18)     (0.26)    (0.85)    (0.79)        -        -          -          -         -
                          --------------------------------------------------  -------------------------------------------------
 Total distributions....     (0.66)     (1.61)     (0.70)    (1.25)    (1.20)    (0.52)   (0.58)     (0.62)     (0.60)    (0.61)
                          --------------------------------------------------  -------------------------------------------------
Net asset value at end
of period...............    $11.35     $12.71     $14.68    $14.43    $14.02     $9.38    $9.34      $8.78      $9.39     $9.68
                          --------------------------------------------------  -------------------------------------------------
TOTAL RETURN(a).........     (5.57)%    (2.46)%     6.65%    12.23%    21.94%     6.12%   13.35%      0.13%      3.25%    10.76%
                          --------------------------------------------------  -------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......      0.64%      0.58%      0.55%     0.57%     0.54%     0.65%    0.58%      0.55%      0.60%     0.54%
Ratio of expenses to
average net assets
before expense
reductions..............      0.64%      0.58%      0.55%     0.57%     0.54%     0.65%    0.58%      0.55%      0.60%     0.54%
Ratio of net investment
income to average net
assets..................      2.71%      3.10%      2.98%     2.81%     3.02%     5.50%    6.35%      6.73%      6.24%     6.32%
Portfolio turnover
rate....................        71%       112%       162%      160%       24%      132%     418%       144%        41%       14%
Number of shares
outstanding at end of
period (000's)..........    15,944     16,388     16,135    17,222    14,269     7,440    6,058      5,756      6,720     6,577
Net assets at end of
period (000's)..........  $180,925   $208,369   $236,804  $248,473  $200,099  $ 69,785  $56,560   $ 50,525   $ 63,131  $ 63,654
                                   Government Securities Fund                     International Government Bond Fund
                          --------------------------------------------------  -------------------------------------------------
                                       Year Ended May 31,                                 Year Ended May 31,
                          --------------------------------------------------  -------------------------------------------------
                            2002       2001       2000      1999      1998      2002     2001       2000       1999      1998
                          --------------------------------------------------  -------------------------------------------------
PER SHARE DATA
Net asset value at
beginning of period.....    $10.07      $9.51      $9.90    $10.09     $9.67    $10.10   $10.88     $11.62     $11.42    $11.33
                          --------------------------------------------------  -------------------------------------------------
 Income (loss) from
 investment operations:
 Net investment income
 (loss).................      0.51       0.58       0.55      0.55      0.58      0.54     0.43       0.48       0.51      0.56
 Net realized and
 unrealized gain (loss)
 on securities..........      0.30       0.56      (0.39)    (0.19)     0.42      0.49    (0.91)     (0.98)      0.24     (0.26)
                          --------------------------------------------------  -------------------------------------------------
 Total income (loss)
 from investment
 operations.............      0.81       1.14       0.16      0.36      1.00      1.03    (0.48)     (0.50)      0.75      0.30
                          --------------------------------------------------  -------------------------------------------------
 Distributions from:
 Net investment income..     (0.51)     (0.58)     (0.55)    (0.55)    (0.58)        -    (0.26)     (0.23)     (0.48)    (0.20)
 Net realized gain on
 securities.............         -          -          -         -         -     (0.09)   (0.04)     (0.01)     (0.07)    (0.01)
                          --------------------------------------------------  -------------------------------------------------
 Total distributions....     (0.51)     (0.58)     (0.55)    (0.55)    (0.58)    (0.09)   (0.30)     (0.24)     (0.55)    (0.21)
                          --------------------------------------------------  -------------------------------------------------
Net asset value at end
of period...............    $10.37     $10.07      $9.51     $9.90    $10.09    $11.04   $10.10     $10.88     $11.62    $11.42
                          --------------------------------------------------  -------------------------------------------------
TOTAL RETURN(a).........      8.17%     12.23%      1.74%     3.58%    10.60%    10.23%   (4.47)%    (4.43)%     6.40%     2.65%
                          --------------------------------------------------  -------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......      0.63%      0.58%      0.55%     0.59%     0.54%     0.73%    0.58%      0.52%      0.57%     0.55%
Ratio of expenses to
average net assets
before expense
reductions..............      0.63%      0.58%      0.55%     0.59%     0.54%     0.73%    0.58%      0.52%      0.57%     0.55%
Ratio of net investment
income to average net
assets..................      4.89%      5.83%      5.68%     5.46%     5.82%     5.71%    3.82%      4.07%      4.27%     4.70%
Portfolio turnover
rate....................        89%        84%       132%       39%       24%      110%      72%        15%        22%       17%
Number of shares
outstanding at end of
period (000's)..........    12,993     11,873     10,581    10,853     9,129     9,242    9,898     12,044     13,647    13,646
Net assets at end of
period (000's)..........  $134,726   $119,514   $100,648  $107,425  $ 92,120  $102,053  $99,977   $130,978   $158,509  $155,783

(a) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.


--------------------------------------------------------------------------------

 142                    FINANCIAL HIGHLIGHTS - CONTINUED

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                              Nasdaq-100(R)
                                 Money Market I Fund                           Index Fund                Opportunities Fund
                     ------------------------------------------------  ----------------------------  ---------------------------
                                  Year Ended May 31,                   Year Ended  October 2, 2000*  Year Ended October 2, 2000*
                     ------------------------------------------------   May 31,           to          May 31,          to
                       2002      2001      2000      1999      1998       2002       May 31, 2001       2002      May 31, 2001
                     ------------------------------------------------  ---------------------------   ---------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........       $1.00     $1.00     $1.00     $1.00     $1.00     $5.09         $10.00          $6.46        $10.00
                     ------------------------------------------------  -----------------------       ----------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........        0.02      0.06      0.05      0.05      0.05     (0.01)          0.01          (0.05)        (0.01)
 Net realized and
 unrealized gain
 (loss) on
 securities......           -         -         -         -         -     (1.68)         (4.91)         (1.71)        (3.53)
                     ------------------------------------------------  -----------------------       ----------------------
 Total income
 (loss) from
 investment
 operations......        0.02      0.06      0.05      0.05      0.05     (1.69)         (4.90)         (1.76)        (3.54)
                     ------------------------------------------------  -----------------------       ----------------------
 Distributions
 from:
 Net investment
 income..........       (0.02)    (0.06)    (0.05)    (0.05)    (0.05)        -          (0.01)             -         (0.01)
 Net realized
 gain on
 securities......           -         -         -         -         -         -              -              -             -
                     ------------------------------------------------  -----------------------       ----------------------
 Total
 distributions...       (0.02)    (0.06)    (0.05)    (0.05)    (0.05)        -          (0.01)             -             -
Net asset value
at end of
period...........       $1.00     $1.00     $1.00     $1.00     $1.00     $3.40          $5.09          $4.70         $6.46
                     ------------------------------------------------  -----------------------       ----------------------
TOTAL RETURN(a)..        2.14%     5.77%     5.21%     4.84%     5.25%   (33.20)%       (49.01)%(c)    (27.24)%      (35.40)%(c)
                     ------------------------------------------------  -----------------------       ----------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        0.60%     0.57%     0.56%     0.57%     0.54%     0.77%          0.52%(b)       1.88%         1.02%(b)
Ratio of expenses
to average net
assets before
expense
reductions.......        0.62%     0.58%     0.56%     0.57%     0.54%     0.77%          0.52%(b)       1.88%         1.02%(b)
Ratio of net
investment income
(loss) to average
net assets.......        2.07%     5.59%     5.13%     4.66%     5.14%    (0.36)%         0.31%(b)      (1.05)%       (0.27)%(b)
Portfolio
turnover rate....         N/A       N/A       N/A       N/A       N/A         2%            19%            72%           51%
Number of shares
outstanding at
end of period
(000's)..........     734,135   579,507   484,934   347,394   190,975     7,786          3,732            837           611
Net assets at end
of period
(000's)..........    $734,135  $579,507  $484,934  $347,394  $190,975   $26,449        $19,005         $3,930        $3,945
                        Blue Chip Growth Fund
                     -----------------------------
                     Year Ended  November 1, 2000*
                      May 31,           to
                        2002       May 31, 2001
                     -----------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........       $8.57          $10.00
                     -----------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........       (0.01)           0.02
 Net realized and
 unrealized gain
 (loss) on
 securities......       (1.29)          (1.43)
                     -----------------------------
 Total income
 (loss) from
 investment
 operations......       (1.30)          (1.41)
                     -----------------------------
 Distributions
 from:
 Net investment
 income..........       (0.01)
 Net realized
 gain on
 securities......           -               -
                     -----------------------------
 Total
 distributions...       (0.01)          (0.02)
Net asset value
at end of
period...........       $7.26           $8.57
                     -----------------------------
TOTAL RETURN(a)..      (15.22)%        (14.14)%(c)
                     -----------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        1.15%           0.88%(b)
Ratio of expenses
to average net
assets before
expense
reductions.......        1.15%           0.88%(b)
Ratio of net
investment income
(loss) to average
net assets.......       (0.17)%          0.31%(b)
Portfolio
turnover rate....          39%             70%
Number of shares
outstanding at
end of period
(000's)..........       2,763           1,702
Net assets at end
of period
(000's)..........     $20,063         $14,592

 *  Date Fund commenced operations.
(a) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(b) Annualized.
(c) Total return is not annualized.

--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS - CONTINUED                     143

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                         Health Sciences Fund             Small Cap Fund           International Growth I Fund
                     ----------------------------- ------------------------------ ------------------------------
                     Year Ended  November 1, 2000* Year Ended  December 11, 2000* Year Ended  December 11, 2000*
                      May 31,           to          May 31,            to          May 31,            to
                        2002       May 31, 2001       2002        May 31, 2001       2002        May 31, 2001
                     ----------------------------- ------------------------------ ------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........       $8.93          $10.00          $9.09          $10.00          $8.31          $10.00
                     ----------------------------- ------------------------------ ------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income (loss)...       (0.04)           0.01          (0.01)          (0.01)          0.05            0.05
 Net realized and
 unrealized gain
 (loss) on
 securities......       (1.13)          (1.07)         (0.33)          (0.90)         (1.09)          (1.70)
                     ----------------------------- ------------------------------ ------------------------------
 Total income
 (loss) from
 investment
 operations......       (1.17)          (1.06)         (0.34)          (0.91)         (1.04)          (1.65)
                     ----------------------------- ------------------------------ ------------------------------
 Distributions
 from:
 Net investment
 income..........           -           (1.01)             -               -          (0.02)          (0.04)
 Net realized
 gain on
 securities......           -               -              -               -              -               -
                     ----------------------------- ------------------------------ ------------------------------
 Total
 distributions...           -           (0.01)             -               -          (0.02)          (0.04)
                     ----------------------------- ------------------------------ ------------------------------
Net asset value
at end of
period...........       $7.76           $8.93          $8.75           $9.09          $7.25           $8.31
                     ----------------------------- ------------------------------ ------------------------------
TOTAL RETURN(c)..      (13.10)%        (10.60)%(c)     (3.74)%         11.51%(b)     (12.56)%         (3.60)%(c)
                     ----------------------------- ------------------------------ ------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........        1.22%           1.08%(b)       0.95%           0.95%(b)       1.06%           1.06%(b)
Ratio of expenses
to average net
assets before
expense
reductions.......        1.22%           1.08%(b)       1.06%           1.00%(b)       1.33%           1.10%(b)
Ratio of net
investment income
(loss) to average
net assets.......       (0.65)%         (0.03)%(b)     (0.15)%         (0.14)%(b)      0.67%           0.99%(b)
Portfolio
turnover rate....          70%            158%            68%            130%           205%            183%
Number of shares
outstanding at
end of period
(000's)..........       7,029           2,684         75,125          78,572         60,441          64,151
Net assets at end
of period
(000's)..........     $54,514         $23,965       $657,045        $714,608       $438,474        $533,368
                         Large Cap Growth Fund          Income & Growth Fund             Value Fund
                     ------------------------------ ------------------------------ ----------------------
                     Year Ended  December 11, 2000* Year Ended  December 11, 2000* December 31, 2001*
                      May 31,            to          May 31,            to                 to
                        2002        May 31, 2001       2002        May 31, 2001       May 31, 2002
                     ------------------------------ ------------------------------ ------------------
PER SHARE DATA
Net asset value
at beginning of
period...........        $7.43          $10.00          $9.61          $10.00            $10.00
                     ------------------------------ ------------------------------ ------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income (loss)...        (0.01)          (0.01)          0.08            0.04              0.02
 Net realized and
 unrealized gain
 (loss) on
 securities......        (1.22)          (2.56)         (1.10)          (0.40)            (0.31)
                     ------------------------------ ------------------------------ ------------------
 Total income
 (loss) from
 investment
 operations......        (1.23)          (2.57)         (1.02)          (0.36)            (0.29)
                     ------------------------------ ------------------------------ ------------------
 Distributions
 from:
 Net investment
 income..........            -               -          (0.08)          (0.03)            (0.02)
 Net realized
 gain on
 securities......            -               -              -               -                 -
                     ------------------------------ ------------------------------ ------------------
 Total
 distributions...            -               -          (0.08)          (0.03)            (0.02)
                     ------------------------------ ------------------------------ ------------------
Net asset value
at end of
period...........        $6.20           $7.43          $8.51           $9.61             $9.69
                     ------------------------------ ------------------------------ ------------------
TOTAL RETURN(c)..       (16.55)%        (25.70)%(c)    (10.58)%         (3.60)%(c)        (2.89)%
                     ------------------------------ ------------------------------ ------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........         1.05%           1.06%(b)       0.83%           0.83%(b)          1.46%(b)
Ratio of expenses
to average net
assets before
expense
reductions.......         1.15%           1.10%(b)       0.93%           0.87%(b)          1.46%(b)
Ratio of net
investment income
(loss) to average
net assets.......        (0.13)%         (0.27)%(b)      0.91%           0.79%(b)          0.52%(b)
Portfolio
turnover rate....          150%             94%            65%             72%               20%
Number of shares
outstanding at
end of period
(000's)..........       83,752          84,055         27,664          27,197             1,121
Net assets at end
of period
(000's)..........     $519,129        $624,700       $235,508        $261,303           $10,855

 *  Date Fund commenced operations.
(a) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(b) Annualized.
(c) Total return is not annualized.

--------------------------------------------------------------------------------

 144                                                                May 31, 2002
                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of VALIC Company I

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VALIC Company I (comprising, respectively, the Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, Core Equity Fund, Growth & Income Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Money Market I Fund, Science & Technology Fund, Small Cap Index Fund, Social Awareness Fund, Stock Index Fund, Income & Growth Fund, International Growth I Fund, Large Cap Growth Fund, Nasdaq-100(R) Index Fund, Opportunities Fund, Blue Chip Growth Fund, Health Sciences Fund, Small Cap Fund, and Value Fund) as of May 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting VALIC Company I as of May 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                 /s/ Ernst & Young LLP

Houston, Texas
July 17, 2002

--------------------------------------------------------------------------------

 May 31, 2002                 DIRECTOR INFORMATION                           145

                                                Term of                                   Number of Funds
                                Position Held  Office and                                 in Fund Complex
  Name, Birth Date               With VALIC    Length of   Principal Occupations During     Overseen by
   and Address*                    Complex    Time Served         Past Five Years          Director (2)
---------------------------------------------------------------------------------------------------------
Robert P. Condon                Director and     1 year    President, VALIC (2000-              37
(1)                             President                  Present); Executive Vice
 DOB: December 28,                                         President-Sales and
 1941                                                      Marketing, American General
                                                           Retirement Services (1999-
                                                           Present); Formerly,
                                                           Executive Vice President,
                                                           Fidelity Federal Bank
                                                           (1993-1999).
---------------------------------------------------------------------------------------------------------
Dr. Judith L.                   Director        4 years    Retired Administrator;               72
Craven                                                     Director, VALIC Company I
 DOB: October 6,                                           (November 1998-Present);
 1945                                                      Director, VALIC Company II
                                                           (August 1998-Present);
                                                           Director of SunAmerica Senior
                                                           Floating Rate Fund ("SASRF"),
                                                           President, United Way of the
                                                           Texas Gulf Coast (1992-
                                                           1998):
---------------------------------------------------------------------------------------------------------
William F. Devin                Director         1 year    Director/Trust of SASRF,             72
 DOB: December 30,                                         VALIC Company I and VALIC
 1938                                                      Company II, (2001-Present).
---------------------------------------------------------------------------------------------------------
Dr. Timothy J.                  Director        4 years    Professor and Head,                  37
Ebner                                                      Department of Neuroscience,
 DOB: July 15, 1949                                        and Visscher Chair of
                                                           Physiology, University of
                                                           Minnesota (1999-Present).
                                                           Formerly, Director, Graduate
                                                           Program in Neuroscience,
                                                           University of Minnesota
                                                           (1995-1999); Professor of
                                                           Neurosurgery, University of
                                                           Minnesota (1980-1999);
                                                           Consultant to EMPI Inc.
                                                           (1994-1995); and Medtronic
                                                           Inc. (1997-1998).
---------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.  Director        4 years    Municipal Court Judge,               37
 DOB: July 27, 1940                                        Dallas, Texas
                                                           (1995-Present).
---------------------------------------------------------------------------------------------------------
Dr. Norman                      Director        13 years   Chairman--Scientific                 37
Hackerman                                                  Advisory Board for The
 DOB: March 2, 1912                                        Robert A. Welch Foundation
                                                           (1983-Present); President
                                                           Emeritus, Rice University,
                                                           Houston, Texas (1985-
                                                           Present).
---------------------------------------------------------------------------------------------------------
  Name, Birth Date               Other Directorships Held by
   and Address*                          Trustee (3)
-------------------------------------------------------------
Robert P. Condon                None
(1)
 DOB: December 28,
 1941
-------------------------------------------------------------
Dr. Judith L.                   Director, Compaq Computer
Craven                          Corporation (1992-Present);
 DOB: October 6,                Director, A.G. Belo
 1945                           Corporation (1992-Present);
                                Director, Sysco Corporation
                                (1996-Present); Director,
                                Luby's, Inc. (1998-Present);
                                Director, University of
                                Texas Board of Regents
                                (2001-Present); formerly,
                                Director, Cypress Tree
                                Senior Floating Rate Fund,
                                Inc. (2000-2001); Director,
                                Houston Branch of the
                                Federal Reserve Bank of
                                Dallas (1992-2000);
                                formerly, Board Member,
                                Sisters of Charity of the
                                Incarnate Word (1996-1999)
                                (2)
-------------------------------------------------------------
William F. Devin                Member, Board of Governors,
 DOB: December 30,              Boston Stock Exchange (1985-
 1938                           Present); formerly,
                                Director, CypressTree Senior
                                Floating Rate Fund, Inc.
                                (1997 to 2001).
-------------------------------------------------------------
Dr. Timothy J.                  None.
Ebner
 DOB: July 15, 1949
-------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.  Formerly, Director, Downtown
 DOB: July 27, 1940              Dallas YMCA Board (1996-
                                2000); formerly, Dallas
                                Easter Seals Society (1997-
                                2000).
-------------------------------------------------------------
Dr. Norman                      Director, Electrosource,
Hackerman                       Inc.
 DOB: March 2, 1912
-------------------------------------------------------------

--------------------------------------------------------------------------------

 146                                                                May 31, 2002
                       DIRECTOR INFORMATION - Continued

                                     Term of                                   Number of Funds
                     Position Held  Office and                                 in Fund Complex
  Name, Birth Date    With VALIC    Length of   Principal Occupations During     Overseen by     Other Directorships Held by
   and Address          Complex    Time Served         Past Five Years          Director (2)             Trustee (3)
----------------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck     Director         1 year    Director and President and           80         None.
(1)                                             Chief Executive Officer,
 DOB: January 23,                               SAAMCo (1995-Present);
 1954                                           Director, AIG Asset
                                                Management International,
                                                Inc. (2000-Present);
                                                Managing Director, John
                                                McStay Investment Counsel,
                                                L.P. (1999-Present);
                                                Director, SunAmerica Capital
                                                Services, Inc. (1993-
                                                Present); Director and
                                                President, SunAmerica Fund
                                                Services, Inc. (1988-
                                                Present); President,
                                                Director/Trustee, SunAmerica
                                                Mutual Funds, SASFR and
                                                Anchor Series Trust (1994-
                                                Present).
----------------------------------------------------------------------------------------------------------------------------
Dr. John Wm.         Director        13 years   Pastor Emeritus and Director         37         None.
Lancaster                                       of Planned Giving, First
 DOB: December 15,                              Presbyterian Church
 1923                                           (1997-Present).
----------------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery    Director         1 year    Vice President of                    37         Formerly, Director,
 DOB: December 30,                              Massachusetts Capital                           CypressTree Senior Floating
 1949                                           Resources Company.                              Rate Fund, Inc. (October
                                                                                                1997 to May 2001).
----------------------------------------------------------------------------------------------------------------------------
Ben H. Love          Director        11 years   Retired;                             37         Formerly, Director, Mid-
 DOB: September 26,                                                                             American Waste, Inc. (1993-
 1930                                                                                           1997)
----------------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin,  Director        4 years    President, Meharry Medical           37         Nashville Advisory Board
Jr.                                             College, Nashville,                             Member; Director, Monarch
 DOB: October 28,                               Tennessee (1994-Present)                        Dental Corporation (1997-
 1946                                                                                           Present); Director, Pinnacle
                                                                                                Financial Partners, Inc.
                                                                                                (2000-Present); formerly,
                                                                                                Director, LifePoint
                                                                                                Hospitals, Inc. (1998-1999).
----------------------------------------------------------------------------------------------------------------------------

 * The business address for each Director in the Woodson Tower, 2929 Allen Parkway, Houston, TX, 77019.
(1) Interested Director, as defined within the Investment Company Act of 1940, because of the employment by VALIC (Mr. Condon) or SAAMCo (Mr. Harbeck), a company affiliated with VALIC.
(2) The "Fund Complex" consists of all registered investment company portfolios for which the investment adviser or an affiliate serves as investment adviser (or business manager).
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

 Additional Information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

-------------------------------------------------------------------------------

 May 31, 2002 (Unaudited)   SUPPLEMENTAL INFORMATION                         147

                             VALIC COMPANY SERIES I
                SUPPLEMENTS DATED May 6, 2002 and July 16, 2002
        TO PROSPECTUS dated March 15, 2002 (as revised November 1, 2000)

Prospectus Changes:

Page 7, Blue Chip Growth Fund, Investment Strategy:

The first sentence of the "Investment Strategy" section is revised to reflect that the Fund pursues long-term capital appreciation by normally investing at least 80% (rather than 65%) of assets in the common stocks of large and medium-sized blue chip growth companies.

Page 9, Capital Conservation Fund, Investment Strategy:

The first sentence of the "Investment Strategy" section is replaced in its entirety with the following:

  The Fund invests in investment grade bonds to seek to provide you with the highest possible total return from current income and capital gains while preserving your investment.

Page 54, Value Fund, "How VALIC is Paid for its Services":

The disclosure with respect to the Value Fund is deleted in its entirety and replaced with the following, effective January 1, 2002:

                                Advisory Fee Paid
      Fund Name   (as a percentage of average daily net assets)
      ---------   ---------------------------------------------
      Value Fund                      0.78%

--------------------------------------------------------------------------------

 148                                      May 31, 2002 (Unaudited)
                      SUPPLEMENTAL INFORMATION - CONTINUED
                        SPECIAL MEETING OF SHAREHOLDERS

                              Proxy Voting Results
                               December 28, 2001

  A Special Meeting of shareholders of the North American Funds Variable Product Series I ("NAFV I"), renamed VALIC Company I, was held on December 28, 2001. Shareholder voted on proposals to approve the following:

 1. All Funds: To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

 2. Nasdaq-100 Index Fund: To approve the Investment Sub-Advisory Agreement between VALIC and American General Investment Management, L.P. as sub-adviser.

 3. Large Cap Growth, Growth & Income Fund and Money Market I Fund: To approve the Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp. as sub-adviser.

 4. Stock Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Nasdaq-100 Index Fund, International Equities Fund, Social Awareness, Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund: To approve the Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp. as sub-adviser.

 5. All Funds: To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental;

 6. Stock Index Fund, Mid Cap Index Fund, Small Cap Index Fund, International Equities Fund, Social Awareness, Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, Money Market I Fund: to approve an arrangement to permit VALIC to terminate, replace or add sub-advisers or modify sub-advisory agreements without shareholder approval.

 7. Sciences & Technology Fund: To approve the investment sub-advisory agreement between VALIC and T. Rowe Price Associates, the sub-adviser.

 8. All Funds: To elect the following as directors: Robert P. Condon, Dr. Judith L. Craven, William F. Devin, Dr. Timothy J. Ebner, Judge Gustavo E. Gonzales, Jr., Dr. Norman Hackerman, Peter A. Harbeck, Dr. John Wm. Lancaster, Kenneth J. Lavery, Ben H. Love, Dr. John E. Maupin, Jr., Dr. F. Robert Paulsen.

Stock Index Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative...... 107,365,412.759
   Against..........   2,276,194.721
   Abstain..........   5,728,423.383
   Total Shares
   Voted............ 115,370,030.863

 4. To approve the Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp. as sub-adviser.

   Affirmative...... 106,163,679.846
   Against..........   3,406,949.519
   Abstain..........   5,799,401.498
   Total Shares
   Voted............ 115,370,030.863

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative...... 100,695,917.471
   Against..........   6,191,004.891
   Abstain..........   8,483,108.501
   Total Shares
   Voted............ 115,370,030.863

 5.2 Commodities

   Affirmative...... 100,717,945.163
   Against..........   6,195,899.933
   Abstain..........   8,456,185.767
   Total Shares
   Voted............ 115,370,030.863

 5.3 Concentration

   Affirmative...... 101,913,559.271
   Against..........   4,541,375.598
   Abstain..........   8,915,095.994
   Total Shares
   Voted............ 115,370,030.863

 5.4 Diversification

   Affirmative...... 104,611,951.402
   Against..........   2,502,590.433
   Abstain..........   8,255,489.028
   Total Shares
   Voted............ 115,370,030.863

 5.5 Issuance Of Senior Securities

   Affirmative...... 102,732,255.115
   Against..........   4,229,316.644
   Abstain..........   8,408,459.104
   Total Shares
   Voted............ 115,370,030.863

 5.6 Loans

   Affirmative......  99,162,545.436
   Against..........   5,444,510.923
   Abstain..........  10,762,974.504
   Total Shares
   Voted............ 115,370,030.863

 5.7 Real Estate

   Affirmative......  99,167,440.478
   Against..........   4,690,674.391
   Abstain..........  11,511,915.994
   Total Shares
   Voted............ 115,370,030.863

 5.8 Underwriting

   Affirmative...... 100,620,044.314
   Against..........   4,432,460.904
   Abstain..........  10,317,525.645
   Total Shares
   Voted............ 115,370,030.863

 6. To approve an arrangement to permit VALIC to terminate, replace or add sub-advisers or modify sub-advisory agreements without shareholder approval.

   Affirmative...... 102,027,369.007
   Against..........   7,570,183.091
   Abstain..........   5,772,478.765
   Total Shares
   Voted............ 115,370,030.863

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 111,722,000.505
     Withhold........   3,648,030.358
     Total Shares
     Voted........... 115,370,030.863

  Dr. Judith L. Craven

     Affirmative..... 111,440,535.567
     Withhold........   3,929,495.296
     Total Shares
     Voted........... 115,370,030.863

  William F. Devin

     Affirmative..... 111,619,204.615
     Withhold........   3,750,826.248
     Total Shares
     Voted........... 115,370,030.863

  Dr. Timothy J. Ebner

     Affirmative..... 111,562,911.627
     Withhold........   3,807,119.236
     Total Shares
     Voted........... 115,370,030.863

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 111,494,381.033
     Withhold........   3,875,649.830
     Total Shares
     Voted........... 115,370,030.863

  Dr. Norman Hackerman

     Affirmative..... 111,524,975.048
     Withhold........   3,845,055.815
     Total Shares
     Voted........... 115,370,030.863

  Peter A. Harbeck

     Affirmative..... 111,666,931.278
     Withhold........   3,703,099.585
     Total Shares
     Voted........... 115,370,030.863

--------------------------------------------------------------------------------

 May 31, 2002 (Unaudited)                                      149
                     SUPPLEMENTAL INFORMATION - CONTINUED
  Dr. John Wm. Lancaster

     Affirmative..... 111,534,765.133
     Withhold........   3,835,265.730
     Total Shares
     Voted........... 115,370,030.863

  Kenneth J. Lavery

     Affirmative..... 111,572,701.712
     Withhold........   3,797,329.151
     Total Shares
     Voted........... 115,370,030.863

  Ben H. Love

     Affirmative..... 111,586,163.078
     Withhold........   3,783,867.785
     Total Shares
     Voted........... 115,370,030.863

  Dr. John E. Maupin, Jr.

     Affirmative..... 111,806,439.987
     Withhold........   3,563,590.876
     Total Shares
     Voted........... 115,370,030.863

  Dr. F. Robert Paulsen

     Affirmative..... 111,640,008.545
     Withhold........   3,730,022.318
     Total Shares
     Voted........... 115,370,030.863

Mid Cap Index Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative....... 46,172,501.868
   Against...........    825,439.516
   Abstain...........  1,734,256.762
   Total Shares
   Voted............. 48,732,198.146

 4. To Approve The Investment Sub-Advisory Agreement Between VALIC and AIG Global Investment Corp. as Sub-Adviser.

   Affirmative....... 46,606,066.058
   Against...........  1,101,628.244
   Abstain...........  1,024,503.844
   Total Shares
   Voted............. 48,732,198.146

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative....... 42,452,812.933
   Against...........  3,017,231.567
   Abstain...........  3,262,153.646
   Total Shares
   Voted............. 48,732,198.146

 5.2 Commodities

   Affirmative....... 42,929,629.321
   Against...........  3,193,367.019
   Abstain...........  2,609,201.806
   Total Shares
   Voted............. 48,732,198.146

 5.3 Concentration

   Affirmative....... 43,493,992.324
   Against...........  1,728,524.543
   Abstain...........  3,509,681.279
   Total Shares
   Voted............. 48,732,198.146

 5.4 Diversification

   Affirmative....... 44,414,274.007
   Against...........  1,314,241.453
   Abstain...........  3,003,682.686
   Total Shares
   Voted............. 48,732,198.146

 5.5 Issuance Of Senior Securities

   Affirmative....... 41,992,150.981
   Against...........  3,328,855.829
   Abstain...........  3,411,191.336
   Total Shares
   Voted............. 48,732,198.146

 5.6 Loans

   Affirmative....... 42,196,426.417
   Against...........  3,161,058.149
   Abstain...........  3,374,713.580
   Total Shares
   Voted............. 48,732,198.146

 5.7 Real Estate

   Affirmative....... 43,490,344.548
   Against...........  2,477,881.883
   Abstain...........  2,763,971.715
   Total Shares
   Voted............. 48,732,198.146

 5.8 Underwriting

   Affirmative....... 44,284,517.417
   Against...........  1,391,365.852
   Abstain...........  3,056,314.877
   Total Shares
   Voted............. 48,732,198.146

 6. To approve an arrangement to permit VALIC to terminate, replace or add Sub-Advisers or modify Sub-Advisory agreements without shareholder approval.

   Affirmative....... 42,388,716.304
   Against...........  4,928,144.893
   Abstain...........  1,415,336.949
   Total Shares
   Voted............. 48,732,198.146

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 47,680,596.540
     Withhold........  1,051,601.606
     Total Shares
     Voted........... 48,732,198.146

  Dr. Judith L. Craven

     Affirmative..... 47,733,228.731
     Withhold........    998,969.415
     Total Shares
     Voted........... 48,732,198.146

  William F. Devin

     Affirmative..... 47,654,540.999
     Withhold........  1,077,657.147
     Total Shares
     Voted........... 48,732,198.146

  Dr. Timothy J. Ebner

     Affirmative..... 47,680,596.540
     Withhold........  1,051,601.606
     Total Shares
     Voted........... 48,732,198.146

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 47,733,228.731
     Withhold........    998,969.415
     Total Shares
     Voted........... 48,732,198.146

  Dr. Norman Hackerman

     Affirmative..... 47,694,145.421
     Withhold........  1,038,052.725
     Total Shares
     Voted........... 48,732,198.146

  Peter A. Harbeck

     Affirmative..... 47,667,568.770
     Withhold........  1,064,629.376
     Total Shares
     Voted........... 48,732,198.146

  Dr. John Wm. Lancaster

     Affirmative..... 47,694,145.421
     Withhold........  1,038,052.725
     Total Shares
     Voted........... 48,732,198.146

  Kenneth J. Lavery

     Affirmative..... 47,680,075.429
     Withhold........  1,052,122.717
     Total Shares
     Voted........... 48,732,198.146

  Ben H. Love

     Affirmative..... 47,642,034.340
     Withhold........  1,090,163.806
     Total Shares
     Voted........... 48,732,198.146

  Dr. John E. Maupin, Jr.

     Affirmative..... 47,680,596.540
     Withhold........  1,051,601.606
     Total Shares
     Voted........... 48,732,198.146

  Dr. F. Robert Paulsen

     Affirmative..... 47,642,034.340
     Withhold........  1,090,163.806
     Total Shares
     Voted........... 48,732,198.146

Small Cap Index Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative....... 14,205,951.477
   Against...........    294,678.927
   Abstain...........  1,281,101.253
   Total Shares
   Voted............. 15,781,731.657

-------------------------------------------------------------------------------

 150                                      May 31, 2002 (Unaudited)
                     SUPPLEMENTAL INFORMATION - CONTINUED
 4. To approve the Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp. as sub-adviser.

   Affirmative....... 15,423,296.791
   Against...........    113,153.973
   Abstain...........    245,280.893
   Total Shares
   Voted............. 15,781,731.657

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative....... 12,059,615.460
   Against...........  1,866,185.922
   Abstain...........  1,855,930.275
   Total Shares
   Voted............. 15,781,731.657

 5.2 Commodities

   Affirmative....... 12,207,296.778
   Against...........  1,254,436.571
   Abstain...........  2,319,998.308
   Total Shares
   Voted............. 15,781,731.657

 5.3 Concentration

   Affirmative....... 13,016,980.119
   Against...........    556,881.639
   Abstain...........  2,207,869.899
   Total Shares
   Voted............. 15,781,731.657

 5.4 Diversification

   Affirmative....... 13,822,903.057
   Against...........    102,385.543
   Abstain...........  1,856,443.057
   Total Shares
   Voted............. 15,781,731.657

 5.5 Issuance Of Senior Securities

   Affirmative....... 12,151,574.429
   Against...........  1,774,226.953
   Abstain...........  1,855,930.275
   Total Shares
   Voted............. 15,781,731.657

 5.6 Loans

   Affirmative....... 12,055,513.201
   Against...........  1,779,696.631
   Abstain...........  1,946,521.825
   Total Shares
   Voted............. 15,781,731.657

 5.7 Real Estate

   Affirmative....... 12,919,893.326
   Against...........  1,162,477.602
   Abstain...........  1,699,360.729
   Total Shares
   Voted............. 15,781,731.657

 5.8 Underwriting

   Affirmative....... 13,423,958.383
   Against...........    658,412.545
   Abstain...........  1,699,360.729
   Total Shares
   Voted............. 15,781,731.657

 6. To approve an arrangement to permit VALIC to terminate, replace or add Sub-Advisers or modify Sub-Advisory agreements without shareholder approval.

   Affirmative....... 12,698,029.494
   Against...........  1,966,691.264
   Abstain...........  1,117,010.899
   Total Shares
   Voted............. 15,781,731.657

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 15,594,224.242
     Withhold........    187,507.415
     Total Shares
     Voted........... 15,781,731.657

  Dr. Judith L. Craven

     Affirmative..... 15,593,882.388
     Withhold........    187,849.269
     Total Shares
     Voted........... 15,781,731.657

  William F. Devin

     Affirmative..... 15,594,224.242
     Withhold........    187,507.415
     Total Shares
     Voted........... 15,781,731.657

  Dr. Timothy J. Ebner

     Affirmative..... 15,594,224.242
     Withhold........    187,507.415
     Total Shares
     Voted........... 15,781,731.657

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 15,594,224.242
     Withhold........    187,507.415
     Total Shares
     Voted........... 15,781,731.657

  Dr. Norman Hackerman

     Affirmative..... 15,611,316.988
     Withhold........    170,414.669
     Total Shares
     Voted........... 15,781,731.657

  Peter A. Harbeck

     Affirmative..... 15,611,316.988
     Withhold........    170,414.669
     Total Shares
     Voted........... 15,781,731.657

  Dr. John Wm. Lancaster

     Affirmative..... 15,611,316.988
     Withhold........    170,414.669
     Total Shares
     Voted........... 15,781,731.657

  Kenneth J. Lavery

     Affirmative..... 15,611,316.988
     Withhold........    170,414.669
     Total Shares
     Voted........... 15,781,731.657

  Ben H. Love

     Affirmative..... 15,611,316.988
     Withhold........    170,414.669
     Total Shares
     Voted........... 15,781,731.657

  Dr. John E. Maupin, Jr.

     Affirmative..... 15,611,316.988
     Withhold........    170,414.669
     Total Shares
     Voted........... 15,781,731.657

  Dr. F. Robert Paulsen

     Affirmative..... 15,611,316.988
     Withhold........    170,414.669
     Total Shares
     Voted........... 15,781,731.657

Nasdaq-100 Index Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative........ 4,068,979.546
   Against............    41,310.841
   Abstain............       276.635
   Total Shares
   Voted.............. 4,110,567.022

 2. To approve the Investment Sub-Advisory Agreement between VALIC and American General Investment Management, L.P. as sub-adviser.

   Affirmative........ 4,068,841.229
   Against............    41,449.158
   Abstain............       276.635
   Total Shares
   Voted.............. 4,110,567.022

 4. To approve the Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp. as sub-adviser.

   Affirmative........ 4,057,545.296
   Against............    41,495.264
   Abstain............    11,526.462
   Total Shares
   Voted.............. 4,110,567.022

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative........ 4,028,867.457
   Against............    80,316.390
   Abstain............     1,383.175
   Total Shares
   Voted.............. 4,110,567.022

 5.2 Commodities

   Affirmative........ 4,029,789.574
   Against............    79,302.061
   Abstain............     1,475.387
   Total Shares
   Voted.............. 4,110,567.022

-------------------------------------------------------------------------------

 May 31, 2002 (Unaudited)                                      151
                      SUPPLEMENTAL INFORMATION - CONTINUED
 5.3 Concentration

   Affirmative........ 4,029,097.987
   Against............    79,486.484
   Abstain............     1,982.551
   Total Shares
   Voted.............. 4,110,567.022

 5.4 Diversification

   Affirmative........ 4,068,241.853
   Against............    41,587.476
   Abstain............       737.693
   Total Shares
   Voted.............. 4,110,567.022

 5.5 Issuance Of Senior Securities

   Affirmative........ 4,068,241.853
   Against............    41,587.476
   Abstain............       737.693
   Total Shares
   Voted.............. 4,110,567.022

 5.6 Loans

   Affirmative........ 4,028,913.564
   Against............    80,085.860
   Abstain............     1,567.598
   Total Shares
   Voted.............. 4,110,567.022

 5.7 Real Estate

   Affirmative........ 4,067,458.054
   Against............    42,371.275
   Abstain............       737.693
   Total Shares
   Voted.............. 4,110,567.022

 5.8 Underwriting

   Affirmative........ 4,028,406.399
   Against............    80,731.342
   Abstain............     1,429.281
   Total Shares
   Voted.............. 4,110,567.022

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 4,068,057.429
     Withhold........    42,509.593
     Total Shares
     Voted........... 4,110,567.022

  Dr. Judith L. Craven

     Affirmative..... 4,068,057.429
     Withhold........    42,509.593
     Total Shares
     Voted........... 4,110,567.022

  William F. Devin

     Affirmative..... 4,067,826.900
     Withhold........    42,740.122
     Total Shares
     Voted........... 4,110,567.022

  Dr. Timothy J. Ebner

     Affirmative..... 4,068,057.429
     Withhold........    42,509.593
     Total Shares
     Voted........... 4,110,567.022

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 4,068,057.429
     Withhold........    42,509.593
     Total Shares
     Voted........... 4,110,567.022

  Dr. Norman Hackerman

     Affirmative..... 4,068,057.429
     Withhold........    42,509.593
     Total Shares
     Voted........... 4,110,567.022

  Peter A. Harbeck

     Affirmative..... 4,068,057.429
     Withhold........    42,509.593
     Total Shares
     Voted........... 4,110,567.022

  Dr. John Wm. Lancaster

     Affirmative..... 4,068,057.429
     Withhold........    42,509.593
     Total Shares
     Voted........... 4,110,567.022

  Kenneth J. Lavery

     Affirmative..... 4,067,826.900
     Withhold........    42,740.122
     Total Shares
     Voted........... 4,110,567.022

  Ben H. Love

     Affirmative..... 4,068,057.429
     Withhold........    42,509.593
     Total Shares
     Voted........... 4,110,567.022

  Dr. John E. Maupin, Jr.

     Affirmative..... 4,068,057.429
     Withhold........    42,509.593
     Total Shares
     Voted........... 4,110,567.022

  Dr. F. Robert Paulsen

     Affirmative..... 4,068,057.429
     Withhold........    42,509.593
     Total Shares
     Voted........... 4,110,567.022

Small Cap Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative....... 66,949,203.087
   Against...........  2,118,109.437
   Abstain...........  2,180,497.387
   Total Shares
   Voted............. 71,247,809.911

 5. To approve amended fundamental investment restrictions generally to: (A) Delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (B) To standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative....... 62,753,035.737
   Against...........  5,763,568.333
   Abstain...........  2,731,205.841
   Total Shares
   Voted............. 71,247,809.911

 5.2 Commodities

   Affirmative....... 63,508,623.139
   Against...........  5,413,887.721
   Abstain...........  2,325,299.051
   Total Shares
   Voted............. 71,247,809.911

 5.3 Concentration

   Affirmative....... 63,530,959.566
   Against...........  4,827,749.073
   Abstain...........  2,889,101.272
   Total Shares
   Voted............. 71,247,809.911

 5.4 Diversification

   Affirmative....... 64,250,346.553
   Against...........  3,807,975.657
   Abstain...........  3,189,487.701
   Total Shares
   Voted............. 71,247,809.911

 5.5 Issuance Of Senior Securities

   Affirmative....... 63,668,829.235
   Against...........  4,551,239.514
   Abstain...........  3,027,741.162
   Total Shares
   Voted............. 71,247,809.911

 5.6 Loans

   Affirmative....... 63,588,726.187
   Against...........  5,034,938.687
   Abstain...........  2,624,145.037
   Total Shares
   Voted............. 71,247,809.911

 5.7 Real Estate

   Affirmative....... 64,274,993.645
   Against...........  4,092,187.432
   Abstain...........  2,880,628.834
   Total Shares
   Voted............. 71,247,809.911

 5.8 Underwriting

   Affirmative....... 64,044,697.383
   Against...........  3,741,736.598
   Abstain...........  3,461,375.930
   Total Shares
   Voted............. 71,247,809.911

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 68,377,193.958
     Withhold........  2,870,615.953
     Total Shares
     Voted........... 71,247,809.911

  Dr. Judith L. Craven

     Affirmative..... 68,419,556.147
     Withhold........  2,828,253.764
     Total Shares
     Voted........... 71,247,809.911

--------------------------------------------------------------------------------

 152                                      May 31, 2002 (Unaudited)
                      SUPPLEMENTAL INFORMATION - CONTINUED
  William F. Devin

     Affirmative..... 68,351,006.423
     Withhold........  2,896,803.488
     Total Shares
     Voted........... 71,247,809.911

  Dr. Timothy J. Ebner

     Affirmative..... 68,241,634.954
     Withhold........  3,006,174.957
     Total Shares
     Voted........... 71,247,809.911

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 68,241,634.954
     Withhold........  3,006,174.957
     Total Shares
     Voted........... 71,247,809.911

  Dr. Norman Hackerman

     Affirmative..... 68,351,006.423
     Withhold........  2,896,803.488
     Total Shares
     Voted........... 71,247,809.911

  Peter A. Harbeck

     Affirmative..... 68,419,556.147
     Withhold........  2,828,253.764
     Total Shares
     Voted........... 71,247,809.911

  Dr. John Wm. Lancaster

     Affirmative..... 68,351,006.423
     Withhold........  2,896,803.488
     Total Shares
     Voted........... 71,247,809.911

  Kenneth J. Lavery

     Affirmative..... 68,419,556.147
     Withhold........  2,828,253.764
     Total Shares
     Voted........... 71,247,809.911

  Ben H. Love

     Affirmative..... 68,351,006.423
     Withhold........  2,896,803.488
     Total Shares
     Voted........... 71,247,809.911

  Dr. John E. Maupin, Jr.

     Affirmative..... 68,419,556.147
     Withhold........  2,828,253.764
     Total Shares
     Voted........... 71,247,809.911

  Dr. F. Robert Paulsen

     Affirmative..... 68,351,006.423
     Withhold........  2,896,803.488
     Total Shares
     Voted........... 71,247,809.911

International Equities Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative....... 11,603,506.856
   Against...........    244,747.927
   Abstain...........    116,805.758
   Total Shares
   Voted............. 11,965,060.541

 4. To approve the Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp. as sub-adviser.

   Affirmative....... 11,603,506.856
   Against...........    244,747.927
   Abstain...........    116,805.758
   Total Shares
   Voted............. 11,965,060.541

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative....... 10,484,677.263
   Against...........  1,117,184.440
   Abstain...........    363,198.838
   Total Shares
   Voted............. 11,965,060.541

 5.2 Commodities

   Affirmative....... 10,538,840.714
   Against...........  1,063,020.989
   Abstain...........    363,198.838
   Total Shares
   Voted............. 11,965,060.541

 5.3 Concentration

   Affirmative....... 10,498,344.676
   Against...........  1,103,517.027
   Abstain...........    363,198.838
   Total Shares
   Voted............. 11,965,060.541

 5.4 Diversification

   Affirmative....... 10,777,261.136
   Against...........    895,215.533
   Abstain...........    292,583.872
   Total Shares
   Voted............. 11,965,060.541

 5.5 Issuance Of Senior Securities

   Affirmative....... 10,430,640.363
   Against...........  1,200,960.618
   Abstain...........    333,459.560
   Total Shares
   Voted............. 11,965,060.541

 5.6 Loans

   Affirmative....... 10,458,228.289
   Against...........  1,173,372.692
   Abstain...........    333,459.560
   Total Shares
   Voted............. 11,965,060.541

 5.7 Real Estate

   Affirmative....... 10,575,666.798
   Against...........  1,028,852.458
   Abstain...........    360,541.285
   Total Shares
   Voted............. 11,965,060.541

 5.8 Underwriting

   Affirmative....... 10,488,600.317
   Against...........  1,139,077.610
   Abstain...........    337,382.614
   Total Shares
   Voted............. 11,965,060.541

 6. To approve an arrangement to permit VALIC to terminate, replace or add Sub-Advisers or modify Sub-Advisory agreements without shareholder approval.

   Affirmative....... 10,312,442.553
   Against...........  1,319,031.878
   Abstain...........    333,586.110
   Total Shares
   Voted............. 11,965,060.541

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 11,744,610.236
     Withhold........    220,450.305
     Total Shares
     Voted........... 11,965,060.541

  Dr. Judith L. Craven

     Affirmative..... 11,744,610.236
     Withhold........    220,450.305
     Total Shares
     Voted........... 11,965,060.541

  William F. Devin

     Affirmative..... 11,744,610.236
     Withhold........    220,450.305
     Total Shares
     Voted........... 11,965,060.541

  Dr. Timothy J. Ebner

     Affirmative..... 11,744,610.236
     Withhold........    220,450.305
     Total Shares
     Voted........... 11,965,060.541

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 11,744,610.236
     Withhold........    220,450.305
     Total Shares
     Voted........... 11,965,060.541

  Dr. Norman Hackerman

     Affirmative..... 11,744,610.236
     Withhold........    220,450.305
     Total Shares
     Voted........... 11,965,060.541

  Peter A. Harbeck

     Affirmative..... 11,744,610.236
     Withhold........    220,450.305
     Total Shares
     Voted........... 11,965,060.541

  Dr. John Wm. Lancaster

     Affirmative..... 11,744,610.236
     Withhold........    220,450.305
     Total Shares
     Voted........... 11,965,060.541

  Kenneth J. Lavery

     Affirmative..... 11,744,610.236
     Withhold........    220,450.305
     Total Shares
     Voted........... 11,965,060.541

--------------------------------------------------------------------------------

 May 31, 2002 (Unaudited)                                      153
                     SUPPLEMENTAL INFORMATION - CONTINUED
  Ben H. Love

     Affirmative..... 11,744,610.236
     Withhold........    220,450.305
     Total Shares
     Voted........... 11,965,060.541

  Dr. John E. Maupin, Jr.

     Affirmative..... 11,744,610.236
     Withhold........    220,450.305
     Total Shares
     Voted........... 11,965,060.541

  Dr. F. Robert Paulsen

     Affirmative..... 11,744,610.236
     Withhold........    220,450.305
     Total Shares
     Voted........... 11,965,060.541

International Growth I Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative....... 55,921,313.870
   Against...........    314,749.406
   Abstain...........  1,872,821.667
   Total Shares
   Voted............. 58,108,884.943

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative....... 53,762,584.375
   Against...........  2,238,357.332
   Abstain...........  2,107,943.236
   Total Shares
   Voted............. 58,108,884.943

 5.2 Commodities

   Affirmative....... 53,416,485.426
   Against...........  2,485,391.727
   Abstain...........  2,207,007.790
   Total Shares
   Voted............. 58,108,884.943

 5.3 Concentration

   Affirmative....... 53,061,608.605
   Against...........  2,847,165.447
   Abstain...........  2,200,110.891
   Total Shares
   Voted............. 58,108,884.943

 5.4 Diversification

   Affirmative....... 54,044,103.267
   Against...........  1,571,866.059
   Abstain...........  2,492,915.617
   Total Shares
   Voted............. 58,108,884.943

 5.5 Issuance Of Senior Securities

   Affirmative....... 52,600,143.340
   Against...........  2,915,507.450
   Abstain...........  2,593,234.153
   Total Shares
   Voted............. 58,108,884.943

 5.6 Loans

   Affirmative....... 53,855,379.021
   Against...........  1,852,757.960
   Abstain...........  2,400,747.962
   Total Shares
   Voted............. 58,108,884.943

 5.7 Real Estate

   Affirmative....... 52,307,965.604
   Against...........  2,830,863.685
   Abstain...........  2,970,055.654
   Total Shares
   Voted............. 58,108,884.943

 5.8 Underwriting

   Affirmative....... 51,860,294.138
   Against...........  3,135,581.238
   Abstain...........  3,113,009.567
   Total Shares
   Voted............. 58,108,884.943

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 56,624,797.603
     Withhold........  1,484,087.340
     Total Shares
     Voted........... 58,108,884.943

  Dr. Judith L. Craven

     Affirmative..... 57,016,666.884
     Withhold........  1,092,218.059
     Total Shares
     Voted........... 58,108,884.943

  William F. Devin

     Affirmative..... 56,676,210.852
     Withhold........  1,432,674.091
     Total Shares
     Voted........... 58,108,884.943

  Dr. Timothy J. Ebner

     Affirmative..... 56,627,305.566
     Withhold........  1,481,579.377
     Total Shares
     Voted........... 58,108,884.943

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 56,967,134.607
     Withhold........  1,141,750.336
     Total Shares
     Voted........... 58,108,884.943

  Dr. Norman Hackerman

     Affirmative..... 56,988,452.295
     Withhold........  1,120,432.648
     Total Shares
     Voted........... 58,108,884.943

  Peter A. Harbeck

     Affirmative..... 56,676,210.852
     Withhold........  1,432,674.091
     Total Shares
     Voted........... 58,108,884.943

  Dr. John Wm. Lancaster

     Affirmative..... 56,988,452.295
     Withhold........  1,120,432.648
     Total Shares
     Voted........... 58,108,884.943

  Kenneth J. Lavery

     Affirmative..... 56,676,210.852
     Withhold........  1,432,674.091
     Total Shares
     Voted........... 58,108,884.943

  Ben H. Love

     Affirmative..... 56,647,996.264
     Withhold........  1,460,888.679
     Total Shares
     Voted........... 58,108,884.943

  Dr. John E. Maupin, Jr.

     Affirmative..... 56,676,210.852
     Withhold........  1,432,674.091
     Total Shares
     Voted........... 58,108,884.943

  Dr. F. Robert Paulsen

     Affirmative..... 56,647,996.264
     Withhold........  1,460,888.679
     Total Shares
     Voted........... 58,108,884.943

Opportunities Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative.......... 407,126.901
   Against..............        .000
   Abstain..............        .000
   Total Shares Voted... 407,126.901

 5. To approve amended fundamental investment restrictions generally to: (A) Delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (B) To standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative.......... 293,530.186
   Against.............. 113,596.715
   Abstain..............        .000
   Total Shares Voted... 407,126.901

 5.2 Commodities

   Affirmative.......... 407,126.901
   Against..............        .000
   Abstain..............        .000
   Total Shares Voted... 407,126.901

-------------------------------------------------------------------------------

 154                                      May 31, 2002 (Unaudited)
                      SUPPLEMENTAL INFORMATION - CONTINUED
 5.3 Concentration

   Affirmative.......... 407,126.901
   Against..............        .000
   Abstain..............        .000
   Total Shares Voted... 407,126.901

 5.4 Diversification

   Affirmative.......... 407,126.901
   Against..............        .000
   Abstain..............        .000
   Total Shares Voted... 407,126.901

 5.5 Issuance Of Senior Securities

   Affirmative.......... 407,126.901
   Against..............        .000
   Abstain..............        .000
   Total Shares Voted... 407,126.901

 5.6 Loans

   Affirmative.......... 293,530.186
   Against.............. 113,596.715
   Abstain..............        .000
   Total Shares Voted... 407,126.901

 5.7 Real Estate

   Affirmative.......... 407,126.901
   Against..............        .000
   Abstain..............        .000
   Total Shares Voted... 407,126.901

 5.8 Underwriting

   Affirmative.......... 407,126.901
   Against..............        .000
   Abstain..............        .000
   Total Shares Voted... 407,126.901

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative...... 407,126.901
     Withhold.........        .000
     Total Shares
     Voted............ 407,126.901

  Dr. Judith L. Craven

     Affirmative...... 407,126.901
     Withhold.........        .000
     Total Shares
     Voted............ 407,126.901

  William F. Devin

     Affirmative...... 407,126.901
     Withhold.........        .000
     Total Shares
     Voted............ 407,126.901

  Dr. Timothy J. Ebner

     Affirmative...... 407,126.901
     Withhold.........        .000
     Total Shares
     Voted............ 407,126.901

  Judge Gustavo E. Gonzales, Jr.

     Affirmative...... 407,126.901
     Withhold.........        .000
     Total Shares
     Voted............ 407,126.901

  Dr. Norman Hackerman

     Affirmative...... 407,126.901
     Withhold.........        .000
     Total Shares
     Voted............ 407,126.901

  Peter A. Harbeck

     Affirmative...... 407,126.901
     Withhold.........        .000
     Total Shares
     Voted............ 407,126.901

  Dr. John Wm. Lancaster

     Affirmative...... 407,126.901
     Withhold.........        .000
     Total Shares
     Voted............ 407,126.901

  Kenneth J. Lavery

     Affirmative...... 407,126.901
     Withhold.........        .000
     Total Shares
     Voted............ 407,126.901

  Ben H. Love

     Affirmative...... 407,126.901
     Withhold.........        .000
     Total Shares
     Voted............ 407,126.901

  Dr. John E. Maupin, Jr.

     Affirmative...... 407,126.901
     Withhold.........        .000
     Total Shares
     Voted............ 407,126.901

  Dr. F. Robert Paulsen

     Affirmative...... 407,126.901
     Withhold.........        .000
     Total Shares
     Voted............ 407,126.901

Blue Chip Growth Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative........ 1,921,224.192
   Against............          .000
   Abstain............          .000
   Total Shares
   Voted.............. 1,921,224.192

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative........ 1,731,017.587
   Against............   139,125.538
   Abstain............    51,081.067
   Total Shares
   Voted.............. 1,921,224.192

 5.2 Commodities

   Affirmative........ 1,778,367.401
   Against............    91,775.724
   Abstain............    51,081.067
   Total Shares
   Voted.............. 1,921,224.192

 5.3 Concentration

   Affirmative........ 1,778,367.401
   Against............    91,775.724
   Abstain............    51,081.067
   Total Shares
   Voted.............. 1,921,224.192

 5.4 Diversification

   Affirmative........ 1,739,549.281
   Against............   130,593.844
   Abstain............    51,081.067
   Total Shares
   Voted.............. 1,921,224.192

 5.5 Issuance of Senior Securities

   Affirmative........ 1,778,367.401
   Against............    91,775.724
   Abstain............    51,081.067
   Total Shares
   Voted.............. 1,921,224.192

 5.6 Loans

   Affirmative........ 1,731,017.587
   Against............   139,125.538
   Abstain............    51,081.067
   Total Shares
   Voted.............. 1,921,224.192

 5.7 Real Estate

   Affirmative........ 1,745,811.676
   Against............   124,331.449
   Abstain............    51,081.067
   Total Shares
   Voted.............. 1,921,224.192

 5.8 Underwriting

   Affirmative........ 1,745,811.676
   Against............   124,331.449
   Abstain............    51,081.067
   Total Shares
   Voted.............. 1,921,224.192

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 1,921,224.192
     Withhold........          .000
     Total Shares
     Voted........... 1,921,224.192

--------------------------------------------------------------------------------

 May 31, 2002 (Unaudited)                                      155
                      SUPPLEMENTAL INFORMATION - CONTINUED
  Dr. Judith L. Craven

     Affirmative..... 1,921,224.192
     Withhold........          .000
     Total Shares
     Voted........... 1,921,224.192

  William F. Devin

     Affirmative..... 1,921,224.192
     Withhold........          .000
     Total Shares
     Voted........... 1,921,224.192

  Dr. Timothy J. Ebner

     Affirmative..... 1,921,224.192
     Withhold........          .000
     Total Shares
     Voted........... 1,921,224.192

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 1,921,224.192
     Withhold........          .000
     Total Shares
     Voted........... 1,921,224.192

  Dr. Norman Hackerman

     Affirmative..... 1,921,224.192
     Withhold........          .000
     Total Shares
     Voted........... 1,921,224.192

  Peter A. Harbeck

     Affirmative..... 1,921,224.192
     Withhold........          .000
     Total Shares
     Voted........... 1,921,224.192

  Dr. John Wm. Lancaster

     Affirmative..... 1,921,224.192
     Withhold........          .000
     Total Shares
     Voted........... 1,921,224.192

  Kenneth J. Lavery

     Affirmative..... 1,921,224.192
     Withhold........          .000
     Total Shares
     Voted........... 1,921,224.192

  Ben H. Love

     Affirmative..... 1,921,224.192
     Withhold........          .000
     Total Shares
     Voted........... 1,921,224.192

  Dr. John E. Maupin, Jr.

     Affirmative..... 1,921,224.192
     Withhold........          .000
     Total Shares
     Voted........... 1,921,224.192

  Dr. F. Robert Paulsen

     Affirmative..... 1,921,224.192
     Withhold........          .000
     Total Shares
     Voted........... 1,921,224.192

Core Equity Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative....... 57,883,213.007
   Against...........    426,020.034
   Abstain...........  2,001,003.192
   Total Shares
   Voted............. 60,310,236.233

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative....... 53,730,163.154
   Against...........  3,494,655.253
   Abstain...........  3,085,417.826
   Total Shares
   Voted............. 60,310,236.233

 5.2 Commodities

   Affirmative....... 53,626,885.570
   Against...........  3,542,421.136
   Abstain...........  3,140,929.527
   Total Shares
   Voted............. 60,310,236.233

 5.3 Concentration

   Affirmative....... 53,823,758.464
   Against...........  3,295,845.904
   Abstain...........  3,190,631.865
   Total Shares
   Voted............. 60,310,236.233

 5.4 Diversification

   Affirmative....... 54,514,427.308
   Against...........  2,323,745.643
   Abstain...........  3,472,063.282
   Total Shares
   Voted............. 60,310,236.233

 5.5 Issuance of Senior Securities

   Affirmative....... 54,092,925.668
   Against...........  3,104,136.888
   Abstain...........  3,113,173.677
   Total Shares
   Voted............. 60,310,236.233

 5.6 Loans

   Affirmative....... 53,943,818.656
   Against...........  3,280,354.266
   Abstain...........  3,086,063.311
   Total Shares
   Voted............. 60,310,236.233

 5.7 Real Estate

   Affirmative....... 53,328,026.060
   Against...........  3,412,678.671
   Abstain...........  3,569,531.502
   Total Shares
   Voted............. 60,310,236.233

 5.8 Underwriting

   Affirmative....... 53,422,912.341
   Against...........  2,892,417.841
   Abstain...........  3,994,906.051
   Total Shares
   Voted............. 60,310,236.233

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 59,503,380.107
     Withhold........    806,856.126
     Total Shares
     Voted........... 60,310,236.233

  Dr. Judith L. Craven

     Affirmative..... 59,418,176.100
     Withhold........    892,060.133
     Total Shares
     Voted........... 60,310,236.233

  William F. Devin

     Affirmative..... 59,503,380.107
     Withhold........    806,856.126
     Total Shares
     Voted........... 60,310,236.233

  Dr. Timothy J. Ebner

     Affirmative..... 59,503,380.107
     Withhold........    806,856.126
     Total Shares
     Voted........... 60,310,236.233

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 59,436,249.678
     Withhold........    873,986.555
     Total Shares
     Voted........... 60,310,236.233

  Dr. Norman Hackerman

     Affirmative..... 59,503,380.107
     Withhold........    806,856.126
     Total Shares
     Voted........... 60,310,236.233

  Peter A. Harbeck

     Affirmative..... 59,498,216.228
     Withhold........    812,020.005
     Total Shares
     Voted........... 60,310,236.233

  Dr. John Wm. Lancaster

     Affirmative..... 59,503,380.107
     Withhold........    806,856.126
     Total Shares
     Voted........... 60,310,236.233

  Kenneth J. Lavery

     Affirmative..... 59,436,249.678
     Withhold........    873,986.555
     Total Shares
     Voted........... 60,310,236.233

  Ben H. Love

     Affirmative..... 59,503,380.107
     Withhold........    806,856.126
     Total Shares
     Voted........... 60,310,236.233

--------------------------------------------------------------------------------

 156                                      May 31, 2002 (Unaudited)
                     SUPPLEMENTAL INFORMATION - CONTINUED
  Dr. John E. Maupin, Jr.

     Affirmative..... 59,503,380.107
     Withhold........    806,856.126
     Total Shares
     Voted........... 60,310,236.233

  Dr. F. Robert Paulsen

     Affirmative..... 59,503,380.107
     Withhold........    806,856.126
     Total Shares
     Voted........... 60,310,236.233

Large Cap Growth Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative....... 78,375,798.747
   Against...........  1,294,672.588
   Abstain...........  1,547,024.025
   Total Shares
   Voted............. 81,217,495.360

 3. To approve the Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp. as sub-adviser.

   Affirmative....... 76,403,406.413
   Against...........  2,002,775.784
   Abstain...........  2,811,313.163
   Total Shares
   Voted............. 81,217,495.360

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative....... 75,572,081.446
   Against...........  2,683,027.483
   Abstain...........  2,962,386.431
   Total Shares
   Voted............. 81,217,495.360

 5.2 Commodities

   Affirmative....... 75,344,205.567
   Against...........  3,003,741.683
   Abstain...........  2,869,548.110
   Total Shares
   Voted............. 81,217,495.360

 5.3 Concentration

   Affirmative....... 75,553,513.782
   Against...........  2,188,452.426
   Abstain...........  3,475,529.152
   Total Shares
   Voted............. 81,217,495.360

 5.4 Diversification

   Affirmative....... 77,423,783.962
   Against...........  1,507,356.742
   Abstain...........  2,286,354.656
   Total Shares
   Voted............. 81,217,495.360

 5.5 Issuance of Senior Securities

   Affirmative....... 75,685,175.401
   Against...........  2,348,809.526
   Abstain...........  3,183,510.433
   Total Shares
   Voted............. 81,217,495.360

 5.6 Loans

   Affirmative....... 75,787,297.555
   Against...........  2,681,339.513
   Abstain...........  2,748,858.292
   Total Shares
   Voted............. 81,217,495.360

 5.7 Real Estate

   Affirmative....... 75,946,810.669
   Against...........  2,328,553.893
   Abstain...........  2,942,130.798
   Total Shares
   Voted............. 81,217,495.360

 5.8 Underwriting

   Affirmative....... 75,773,793.798
   Against...........  2,515,074.520
   Abstain...........  2,928,627.042
   Total Shares
   Voted............. 81,217,495.360

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 79,367,480.814
     Withhold........  1,850,014.546
     Total Shares
     Voted........... 81,217,495.360

  Dr. Judith L. Craven

     Affirmative..... 79,334,565.409
     Withhold........  1,882,929.951
     Total Shares
     Voted........... 81,217,495.360

  William F. Devin

     Affirmative..... 79,636,711.945
     Withhold........  1,580,783.415
     Total Shares
     Voted........... 81,217,495.360

  Dr. Timothy J. Ebner

     Affirmative..... 79,636,711.945
     Withhold........  1,580,783.415
     Total Shares
     Voted........... 81,217,495.360

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 79,636,711.945
     Withhold........  1,580,783.415
     Total Shares
     Voted........... 81,217,495.360

  Dr. Norman Hackerman

     Affirmative..... 79,544,717.609
     Withhold........  1,672,777.751
     Total Shares
     Voted........... 81,217,495.360

  Peter A. Harbeck

     Affirmative..... 79,636,711.945
     Withhold........  1,580,783.415
     Total Shares
     Voted........... 81,217,495.360

  Dr. John Wm. Lancaster

     Affirmative..... 79,544,717.609
     Withhold........  1,672,777.751
     Total Shares
     Voted........... 81,217,495.360

  Kenneth J. Lavery

     Affirmative..... 79,636,711.945
     Withhold........  1,580,783.415
     Total Shares
     Voted........... 81,217,495.360

  Ben H. Love

     Affirmative..... 79,636,711.945
     Withhold........  1,580,783.415
     Total Shares
     Voted........... 81,217,495.360

  Dr. John E. Maupin, Jr.

     Affirmative..... 79,636,711.945
     Withhold........  1,580,783.415
     Total Shares
     Voted........... 81,217,495.360

  Dr. F. Robert Paulsen

     Affirmative..... 79,544,717.609
     Withhold........  1,672,777.751
     Total Shares
     Voted........... 81,217,495.360

Growth & Income Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative....... 12,909,757.815
   Against...........    497,769.508
   Abstain...........    832,518.293
   Total Shares
   Voted............. 14,240,045.616

 3. To approve the Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp. as sub-adviser.

   Affirmative....... 12,859,448.750
   Against...........    565,815.744
   Abstain...........    814,781.122
   Total Shares
   Voted............. 14,240,045.616

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
    5.1 Borrowing

   Affirmative....... 12,786,565.102
   Against...........    752,056.037
   Abstain...........    701,424.477
   Total Shares
   Voted............. 14,240,045.616

    5.2 Commodities

   Affirmative....... 12,861,222.467
   Against...........    665,627.641
   Abstain...........    713,195.508
   Total Shares
   Voted............. 14,240,045.616

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

 May 31, 2002 (Unaudited)                                      157
                     SUPPLEMENTAL INFORMATION - CONTINUED
    5.3 Concentration

   Affirmative....... 12,969,902.949
   Against...........    224,778.326
   Abstain...........  1,045,364.341
   Total Shares
   Voted............. 14,240,045.616

    5.4 Diversification

   Affirmative....... 13,492,504.496
   Against...........    273,797.416
   Abstain...........    473,743.704
   Total Shares
   Voted............. 14,240,045.616

    5.5 Issuance of Senior Securities

   Affirmative....... 13,036,659.210
   Against...........    717,549.177
   Abstain...........    485,837.229
   Total Shares
   Voted............. 14,240,045.616

    5.6 Loans

   Affirmative....... 13,372,859.218
   Against...........    355,065.907
   Abstain...........    512,120.491
   Total Shares
   Voted............. 14,240,045.616

    5.7 Real Estate

   Affirmative....... 12,860,577.478
   Against...........    291,857.081
   Abstain...........  1,087,611.057
   Total Shares
   Voted............. 14,240,045.616

 5.8 Underwriting

   Affirmative....... 12,789,145.054
   Against...........    312,980.439
   Abstain...........  1,137,920.123
   Total Shares
   Voted............. 14,240,045.616

 6. To approve an arrangement to permit VALIC to terminate, replace or add sub-advisers or modify sub-advisory agreements without shareholder approval.

   Affirmative....... 12,600,647.305
   Against...........    613,061.117
   Abstain...........  1,026,337.194
   Total Shares
   Voted............. 14,240,045.616

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 13,466,866.221
     Withhold........    773,179.395
     Total Shares
     Voted........... 14,240,045.616

  Dr. Judith L. Craven

     Affirmative..... 13,466,866.221
     Withhold........    773,179.395
     Total Shares
     Voted........... 14,240,045.616

  William F. Devin

     Affirmative..... 13,466,866.221
     Withhold........    773,179.395
     Total Shares
     Voted........... 14,240,045.616

  Dr. Timothy J. Ebner

     Affirmative..... 13,371,569.241
     Withhold........    868,476.375
     Total Shares
     Voted........... 14,240,045.616

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 13,371,569.241
     Withhold........    868,476.375
     Total Shares
     Voted........... 14,240,045.616

  Dr. Norman Hackerman

     Affirmative..... 13,432,843.103
     Withhold........    807,202.513
     Total Shares
     Voted........... 14,240,045.616

  Peter A. Harbeck

     Affirmative..... 13,447,677.828
     Withhold........    792,367.788
     Total Shares
     Voted........... 14,240,045.616

  Dr. John Wm. Lancaster

     Affirmative..... 13,432,843.103
     Withhold........    807,202.513
     Total Shares
     Voted........... 14,240,045.616

  Kenneth J. Lavery

     Affirmative..... 13,466,866.221
     Withhold........    773,179.395
     Total Shares
     Voted........... 14,240,045.616

  Ben H. Love

     Affirmative..... 13,432,843.103
     Withhold........    807,202.513
     Total Shares
     Voted........... 14,240,045.616

  Dr. John E. Maupin, Jr.

     Affirmative..... 13,472,026.126
     Withhold........    768,019.490
     Total Shares
     Voted........... 14,240,045.616

  Dr. F. Robert Paulsen

     Affirmative..... 13,438,003.007
     Withhold........    802,042.609
     Total Shares
     Voted........... 14,240,045.616

Income & Growth Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative....... 24,992,860.537
   Against...........    865,471.516
   Abstain...........    344,649.501
   Total Shares
   Voted............. 26,202,981.554

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative....... 23,027,753.727
   Against...........  1,571,260.927
   Abstain...........  1,603,966.900
   Total Shares
   Voted............. 26,202,981.554

 5.2 Commodities

   Affirmative....... 23,425,997.051
   Against...........  1,475,341.727
   Abstain...........  1,301,642.776
   Total Shares
   Voted............. 26,202,981.554

 5.3 Concentration

   Affirmative....... 23,551,873.823
   Against...........  1,164,497.559
   Abstain...........  1,486,610.172
   Total Shares
   Voted............. 26,202,981.554

 5.4 Diversification

   Affirmative....... 23,879,483.238
   Against...........    940,228.027
   Abstain...........  1,383,270.289
   Total Shares
   Voted............. 26,202,981.554

 5.5 Issuance of Senior Securities

   Affirmative....... 23,488,660.597
   Against...........  1,130,967.065
   Abstain...........  1,583,353.892
   Total Shares
   Voted............. 26,202,981.554

 5.6 Loans

   Affirmative....... 23,246,801.297
   Against...........  1,469,570.085
   Abstain...........  1,486,610.172
   Total Shares
   Voted............. 26,202,981.554

 5.7 Real Estate

   Affirmative....... 23,175,068.028
   Against...........  1,492,381.814
   Abstain...........  1,535,531.712
   Total Shares
   Voted............. 26,202,981.554

 5.8 Underwriting

   Affirmative....... 23,456,504.304
   Against...........  1,322,805.464
   Abstain...........  1,423,671.786
   Total Shares
   Voted............. 26,202,981.554

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 25,291,336.899
     Withhold........    911,644.655
     Total Shares
     Voted........... 26,202,981.554

-------------------------------------------------------------------------------

 158                                      May 31, 2002 (Unaudited)
                      SUPPLEMENTAL INFORMATION - CONTINUED
  Dr. Judith L. Craven

     Affirmative..... 25,291,336.899
     Withhold........    911,644.655
     Total Shares
     Voted........... 26,202,981.554

  William F. Devin

     Affirmative..... 25,291,336.899
     Withhold........    911,644.655
     Total Shares
     Voted........... 26,202,981.554

  Dr. Timothy J. Ebner

     Affirmative..... 25,291,336.899
     Withhold........    911,644.655
     Total Shares
     Voted........... 26,202,981.554

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 25,291,336.899
     Withhold........    911,644.655
     Total Shares
     Voted........... 26,202,981.554

  Dr. Norman Hackerman

     Affirmative..... 24,901,063.938
     Withhold........  1,301,917.616
     Total Shares
     Voted........... 26,202,981.554

  Peter A. Harbeck

     Affirmative..... 25,291,336.899
     Withhold........    911,644.655
     Total Shares
     Voted........... 26,202,981.554

  Dr. John Wm. Lancaster

     Affirmative..... 24,901,063.938
     Withhold........  1,301,917.616
     Total Shares
     Voted........... 26,202,981.554

  Kenneth J. Lavery

     Affirmative..... 25,291,336.899
     Withhold........    911,644.655
     Total Shares
     Voted........... 26,202,981.554

  Ben H. Love

     Affirmative..... 25,291,336.899
     Withhold........    911,644.655
     Total Shares
     Voted........... 26,202,981.554

  Dr. John E. Maupin, Jr.

     Affirmative..... 25,291,336.899
     Withhold........    911,644.655
     Total Shares
     Voted........... 26,202,981.554

  Dr. F. Robert Paulsen

     Affirmative..... 24,901,063.938
     Withhold........  1,301,917.616
     Total Shares
     Voted........... 26,202,981.554

Science & Technology Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative...... 104,288,952.738
   Against..........   2,692,426.824
   Abstain..........   2,862,773.688
   Total Shares
   Voted............ 109,844,153.250

 5. To approve amended fundamental investment restrictions generally to: (A) Delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (B) To standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative......  98,506,623.072
   Against..........   6,099,364.107
   Abstain..........   5,238,166.071
   Total Shares
   Voted............ 109,844,153.250

 5.2 Commodities

   Affirmative......  97,437,223.314
   Against..........   7,381,697.445
   Abstain..........   5,025,232.491
   Total Shares
   Voted............ 109,844,153.250

 5.3 Concentration

   Affirmative......  98,578,783.897
   Against..........   5,223,970.499
   Abstain..........   6,041,398.854
   Total Shares
   Voted............ 109,844,153.250

 5.4 Diversification

   Affirmative...... 101,575,232.555
   Against..........   3,009,461.266
   Abstain..........   5,259,459.429
   Total Shares
   Voted............ 109,844,153.250

 5.5 Issuance Of Senior Securities

   Affirmative......  99,773,577.874
   Against..........   4,733,040.301
   Abstain..........   5,337,535.075
   Total Shares
   Voted............ 109,844,153.250

 5.6 Loans

   Affirmative......  98,311,433.957
   Against..........   6,043,764.783
   Abstain..........   5,488,954.510
   Total Shares
   Voted............ 109,844,153.250

 5.7 Real Estate

   Affirmative......  98,562,222.395
   Against..........   5,175,468.962
   Abstain..........   6,106,461.893
   Total Shares
   Voted............ 109,844,153.250

 5.8 Underwriting

   Affirmative......  97,281,072.022
   Against..........   6,234,222.041
   Abstain..........   6,328,859.187
   Total Shares
   Voted............ 109,844,153.250

 6. To approve an arrangement to permit VALIC to terminate, replace or add Sub-Advisers or modify Sub-Advisory agreements without shareholder approval.

   Affirmative......  99,313,404.748
   Against..........   7,363,952.980
   Abstain..........   3,166,795.522
   Total Shares
   Voted............ 109,844,153.250

 7. To approve the Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc. as sub-adviser.

   Affirmative...... 103,048,023.151
   Against..........   3,869,476.337
   Abstain..........   2,926,653.762
   Total Shares
   Voted............ 109,844,153.250

 8. To elect The Following As Directors:
  Robert P. Condon

     Affirmative..... 105,643,446.900
     Withhold........   4,200,706.350
     Total Shares
     Voted........... 109,844,153.250

  Dr. Judith L. Craven

     Affirmative..... 105,631,617.256
     Withhold........   4,212,535.994
     Total Shares
     Voted........... 109,844,153.250

  William F. Devin

     Affirmative..... 105,637,532.078
     Withhold........   4,206,621.172
     Total Shares
     Voted........... 109,844,153.250

  Dr. Timothy J. Ebner

     Affirmative..... 105,508,588.966
     Withhold........   4,335,564.284
     Total Shares
     Voted........... 109,844,153.250

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 105,735,718.118
     Withhold........   4,108,435.132
     Total Shares
     Voted........... 109,844,153.250

  Dr. Norman Hackerman

     Affirmative..... 105,857,563.444
     Withhold........   3,986,589.806
     Total Shares
     Voted........... 109,844,153.250

  Peter A. Harbeck

     Affirmative..... 105,616,238.720
     Withhold........   4,227,914.530
     Total Shares
     Voted........... 109,844,153.250

--------------------------------------------------------------------------------

 May 31, 2002 (Unaudited)                                      159
                     SUPPLEMENTAL INFORMATION - CONTINUED
  Dr. John Wm. Lancaster

     Affirmative..... 105,818,525.621
     Withhold........   4,025,627.629
     Total Shares
     Voted........... 109,844,153.250

  Kenneth J. Lavery

     Affirmative..... 105,549,992.717
     Withhold........   4,294,160.533
     Total Shares
     Voted........... 109,844,153.250

  Ben H. Love

     Affirmative..... 105,508,588.966
     Withhold........   4,335,564.284
     Total Shares
     Voted........... 109,844,153.250

  Dr. John E. Maupin, Jr.

     Affirmative..... 105,667,106.187
     Withhold........   4,177,047.063
     Total Shares
     Voted........... 109,844,153.250

  Dr. F. Robert Paulsen

     Affirmative..... 105,540,529.003
     Withhold........   4,303,624.247
     Total Shares
     Voted........... 109,844,153.250

Health Sciences Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative........ 3,930,601.136
   Against............          .000
   Abstain............    23,095.028
   Total Shares
   Voted.............. 3,953,696.164

 5. To approve amended fundamental investment restrictions generally to: (A) Delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (B) To standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative........ 3,904,959.180
   Against............    36,045.511
   Abstain............    12,691.473
   Total Shares
   Voted.............. 3,953,696.164

 5.2 Commodities

   Affirmative........ 3,711,824.308
   Against............   229,180.383
   Abstain............    12,691.473
   Total Shares
   Voted.............. 3,953,696.164

 5.3 Concentration

   Affirmative........ 3,711,824.308
   Against............   229,180.383
   Abstain............    12,691.473
   Total Shares
   Voted.............. 3,953,696.164

 5.4 Diversification

   Affirmative........ 3,907,851.455
   Against............    33,153.236
   Abstain............    12,691.473
   Total Shares
   Voted.............. 3,953,696.164

 5.5 Issuance of Senior Securities

   Affirmative........ 3,712,385.496
   Against............   228,619.195
   Abstain............    12,691.473
   Total Shares
   Voted.............. 3,953,696.164

 5.6 Loans

   Affirmative........ 3,712,385.496
   Against............   228,619.195
   Abstain............    12,691.473
   Total Shares
   Voted.............. 3,953,696.164

 5.7 Real Estate

   Affirmative........ 3,670,814.445
   Against............   226,762.959
   Abstain............    56,118.760
   Total Shares
   Voted.............. 3,953,696.164

 5.8 Underwriting

   Affirmative........ 3,668,958.209
   Against............   228,619.195
   Abstain............    56,118.760
   Total Shares
   Voted.............. 3,953,696.164

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 3,953,696.164
     Withhold........          .000
     Total Shares
     Voted........... 3,953,696.164

  Dr. Judith L. Craven

     Affirmative..... 3,953,696.164
     Withhold........          .000
     Total Shares
     Voted........... 3,953,696.164

  William F. Devin

     Affirmative..... 3,953,696.164
     Withhold........          .000
     Total Shares
     Voted........... 3,953,696.164

  Dr. Timothy J. Ebner

     Affirmative..... 3,953,696.164
     Withhold........          .000
     Total Shares
     Voted........... 3,953,696.164

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 3,953,696.164
     Withhold........          .000
     Total Shares
     Voted........... 3,953,696.164

  Dr. Norman Hackerman

     Affirmative..... 3,953,696.164
     Withhold........          .000
     Total Shares
     Voted........... 3,953,696.164

  Peter A. Harbeck

     Affirmative..... 3,953,696.164
     Withhold........          .000
     Total Shares
     Voted........... 3,953,696.164

  Dr. John Wm. Lancaster

     Affirmative..... 3,953,696.164
     Withhold........          .000
     Total Shares
     Voted........... 3,953,696.164

  Kenneth J. Lavery

     Affirmative..... 3,953,696.164
     Withhold........          .000
     Total Shares
     Voted........... 3,953,696.164

  Ben H. Love

     Affirmative..... 3,953,696.164
     Withhold........          .000
     Total Shares
     Voted........... 3,953,696.164

  Dr. John E. Maupin, Jr.

     Affirmative..... 3,953,696.164
     Withhold........          .000
     Total Shares
     Voted........... 3,953,696.164

  Dr. F. Robert Paulsen

     Affirmative..... 3,953,696.164
     Withhold........          .000
     Total Shares
     Voted........... 3,953,696.164

Social Awareness Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative....... 20,611,426.857
   Against...........    508,575.620
   Abstain...........    534,490.301
   Total Shares
   Voted............. 21,654,492.778

 4. To approve the Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp. as sub-adviser.

   Affirmative....... 20,748,635.840
   Against...........    546,059.355
   Abstain...........    359,797.583
   Total Shares
   Voted............. 21,654,492.778

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.

-------------------------------------------------------------------------------

 160                                      May 31, 2002 (Unaudited)
                     SUPPLEMENTAL INFORMATION - CONTINUED
 5.1 Borrowing

   Affirmative....... 20,167,637.941
   Against...........  1,010,672.569
   Abstain...........    476,182.268
   Total Shares
   Voted............. 21,654,492.778

 5.2 Commodities

   Affirmative....... 20,377,731.964
   Against...........    794,562.638
   Abstain...........    482,198.176
   Total Shares
   Voted............. 21,654,492.778

 5.3 Concentration

   Affirmative....... 19,750,226.468
   Against...........  1,309,616.928
   Abstain...........    594,649.382
   Total Shares
   Voted............. 21,654,492.778

 5.4 Diversification

   Affirmative....... 20,899,727.687
   Against...........    468,315.311
   Abstain...........    286,449.780
   Total Shares
   Voted............. 21,654,492.778

 5.5 Issuance Of Senior Securities

   Affirmative....... 20,032,280.007
   Against...........  1,077,078.940
   Abstain...........    545,133.831
   Total Shares
   Voted............. 21,654,492.778

 5.6 Loans

   Affirmative....... 20,132,699.397
   Against...........    991,930.702
   Abstain...........    529,862.679
   Total Shares
   Voted............. 21,654,492.778

 5.7 Real Estate

   Affirmative....... 20,439,510.713
   Against...........    840,144.711
   Abstain...........    374,837.354
   Total Shares
   Voted............. 21,654,492.778

 5.8 Underwriting

   Affirmative....... 20,401,101.454
   Against...........    845,929.238
   Abstain...........    407,462.086
   Total Shares
   Voted............. 21,654,492.778

 6. To approve an arrangement to permit VALIC to terminate, replace or add Sub-Advisers or modify Sub-Advisory Agreements without shareholder approval.

   Affirmative....... 18,756,213.336
   Against...........  2,496,139.121
   Abstain...........    402,140.321
   Total Shares
   Voted............. 21,654,492.778

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 21,132,034.293
     Withhold........    522,458.485
     Total Shares
     Voted........... 21,654,492.778

  Dr. Judith L. Craven

     Affirmative..... 21,029,069.712
     Withhold........    625,423.066
     Total Shares
     Voted........... 21,654,492.778

  William F. Devin

     Affirmative..... 21,132,034.293
     Withhold........    522,458.485
     Total Shares
     Voted........... 21,654,492.778

  Dr. Timothy J. Ebner

     Affirmative..... 21,072,337.974
     Withhold........    582,154.804
     Total Shares
     Voted........... 21,654,492.778

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 21,072,337.974
     Withhold........    582,154.804
     Total Shares
     Voted........... 21,654,492.778

  Dr. Norman Hackerman

     Affirmative..... 21,138,050.202
     Withhold........    516,442.576
     Total Shares
     Voted........... 21,654,492.778

  Peter A. Harbeck

     Affirmative..... 21,089,922.936
     Withhold........    564,569.842
     Total Shares
     Voted........... 21,654,492.778

  Dr. John Wm. Lancaster

     Affirmative..... 21,138,050.202
     Withhold........    516,442.576
     Total Shares
     Voted........... 21,654,492.778

  Kenneth J. Lavery

     Affirmative..... 21,132,034.293
     Withhold........    522,458.485
     Total Shares
     Voted........... 21,654,492.778

  Ben H. Love

     Affirmative..... 21,138,050.202
     Withhold........    516,442.576
     Total Shares
     Voted........... 21,654,492.778

  Dr. John E. Maupin, Jr.

     Affirmative..... 21,138,050.202
     Withhold........    516,442.576
     Total Shares
     Voted........... 21,654,492.778

  Dr. F. Robert Paulsen

     Affirmative..... 21,138,050.202
     Withhold........    516,442.576
     Total Shares
     Voted........... 21,654,492.778

Asset Allocation Fund
 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative....... 13,609,881.066
   Against...........           .000
   Abstain...........    711,404.164
   Total Shares
   Voted............. 14,321,285.230

 4. To approve the Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp. as sub-adviser.

   Affirmative....... 12,552,206.920
   Against...........     94,640.733
   Abstain...........  1,674,437.577
   Total Shares
   Voted............. 14,321,285.230

 5. To approve amended fundamental investment restrictions generally to: (A) Delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (B) To standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative....... 12,340,384.331
   Against...........    161,464.765
   Abstain...........  1,819,436.134
   Total Shares
   Voted............. 14,321,285.230

 5.2 Commodities

   Affirmative....... 12,340,384.331
   Against...........    161,464.765
   Abstain...........  1,819,436.134
   Total Shares
   Voted............. 14,321,285.230

 5.3 Concentration

   Affirmative....... 12,480,107.306
   Against...........     21,741.790
   Abstain...........  1,819,436.134
   Total Shares
   Voted............. 14,321,285.230

 5.4 Diversification

   Affirmative....... 12,480,107.306
   Against...........     21,741.790
   Abstain...........  1,819,436.134
   Total Shares
   Voted............. 14,321,285.230

 5.5 Issuance Of Senior Securities

   Affirmative....... 12,480,107.306
   Against...........     21,741.790
   Abstain...........  1,819,436.134
   Total Shares
   Voted............. 14,321,285.230

 5.6 Loans

   Affirmative....... 12,480,107.306
   Against...........     21,741.790
   Abstain...........  1,819,436.134
   Total Shares
   Voted............. 14,321,285.230

-------------------------------------------------------------------------------

 May 31, 2002 (Unaudited)                                      161
                      SUPPLEMENTAL INFORMATION - CONTINUED
 5.7 Real Estate

   Affirmative....... 12,480,107.306
   Against...........     21,741.790
   Abstain...........  1,819,436.134
   Total Shares
   Voted............. 14,321,285.230

 5.8 Underwriting

   Affirmative....... 12,480,107.306
   Against...........     21,741.790
   Abstain...........  1,819,436.134
   Total Shares
   Voted............. 14,321,285.230

 6. To approve an arrangement to permit VALIC to terminate, replace or add Sub-Advisers or modify Sub-Advisory Agreements without shareholder approval.

   Affirmative....... 12,340,224.465
   Against...........    461,053.845
   Abstain...........  1,520,006.920
   Total Shares
   Voted............. 14,321,285.230

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 13,769,107.706
     Withhold........    552,177.524
     Total Shares
     Voted........... 14,321,285.230

  Dr. Judith L. Craven

     Affirmative..... 13,769,107.706
     Withhold........    552,177.524
     Total Shares
     Voted........... 14,321,285.230

  William F. Devin

     Affirmative..... 13,769,107.706
     Withhold........    552,177.524
     Total Shares
     Voted........... 14,321,285.230

  Dr. Timothy J. Ebner

     Affirmative..... 13,769,107.706
     Withhold........    552,177.524
     Total Shares
     Voted........... 14,321,285.230

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 13,769,107.706
     Withhold........    552,177.524
     Total Shares
     Voted........... 14,321,285.230

  Dr. Norman Hackerman

     Affirmative..... 13,629,384.731
     Withhold........    691,900.499
     Total Shares
     Voted........... 14,321,285.230

  Peter A. Harbeck

     Affirmative..... 13,769,107.706
     Withhold........    552,177.524
     Total Shares
     Voted........... 14,321,285.230

 Dr. John Wm. Lancaster

     Affirmative..... 13,769,107.706
     Withhold........    552,177.524
     Total Shares
     Voted........... 14,321,285.230

 Kenneth J. Lavery

     Affirmative..... 13,769,107.706
     Withhold........    552,177.524
     Total Shares
     Voted........... 14,321,285.230

 Ben H. Love

     Affirmative..... 13,769,107.706
     Withhold........    552,177.524
     Total Shares
     Voted........... 14,321,285.230

 Dr. John E. Maupin, Jr.

     Affirmative..... 13,769,107.706
     Withhold........    552,177.524
     Total Shares
     Voted........... 14,321,285.230

 Dr. F. Robert Paulsen

     Affirmative..... 13,769,107.706
     Withhold........    552,177.524
     Total Shares
     Voted........... 14,321,285.230

Capital Conservation Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative........ 6,690,882.834
   Against............          .000
   Abstain............          .000
   Total Shares
   Voted.............. 6,690,882.834

 4. To approve the Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp. as sub-adviser.

   Affirmative........ 6,690,882.834
   Against............          .000
   Abstain............          .000
   Total Shares
   Voted.............. 6,690,882.834

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative........ 6,507,269.471
   Against............   124,600.058
   Abstain............    59,013.305
   Total Shares
   Voted.............. 6,690,882.834

 5.2 Commodities

   Affirmative........ 6,507,269.471
   Against............   124,600.058
   Abstain............    59,013.305
   Total Shares
   Voted.............. 6,690,882.834

 5.3 Concentration

   Affirmative........ 6,507,269.471
   Against............   124,600.058
   Abstain............    59,013.305
   Total Shares
   Voted.............. 6,690,882.834

 5.4 Diversification

   Affirmative........ 6,507,269.471
   Against............   124,600.058
   Abstain............    59,013.305
   Total Shares
   Voted.............. 6,690,882.834

 5.5 Issuance Of Senior Securities

   Affirmative........ 6,507,269.471
   Against............   124,600.058
   Abstain............    59,013.305
   Total Shares
   Voted.............. 6,690,882.834

 5.6 Loans

   Affirmative........ 6,507,269.471
   Against............   124,600.058
   Abstain............    59,013.305
   Total Shares
   Voted.............. 6,690,882.834

 5.7 Real Estate

   Affirmative........ 6,507,269.471
   Against............   124,600.058
   Abstain............    59,013.305
   Total Shares
   Voted.............. 6,690,882.834

 5.8 Underwriting

   Affirmative........ 6,507,269.471
   Against............   124,600.058
   Abstain............    59,013.305
   Total Shares
   Voted.............. 6,690,882.834

 6. To approve an arrangement to permit VALIC to terminate, replace or add sub-advisers or modify sub-advisory agreements without shareholder approval.

   Affirmative........ 6,690,882.834
   Against............          .000
   Abstain............          .000
   Total Shares
   Voted.............. 6,690,882.834

 8. To elect the following as Directors:
  Robert P. Condon

     Affirmative..... 6,690,882.834
     Withhold........          .000
     Total Shares
     Voted........... 6,690,882.834

  Dr. Judith L. Craven

     Affirmative..... 6,690,882.834
     Withhold........          .000
     Total Shares
     Voted........... 6,690,882.834

--------------------------------------------------------------------------------

 162                                      May 31, 2002 (Unaudited)
                      SUPPLEMENTAL INFORMATION - CONTINUED
  William F. Devin

     Affirmative..... 6,690,882.834
     Withhold........          .000
     Total Shares
     Voted........... 6,690,882.834

  Dr. Timothy J. Ebner

     Affirmative..... 6,690,882.834
     Withhold........          .000
     Total Shares
     Voted........... 6,690,882.834

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 6,690,882.834
     Withhold........          .000
     Total Shares
     Voted........... 6,690,882.834

  Dr. Norman Hackerman

     Affirmative..... 6,690,882.834
     Withhold........          .000
     Total Shares
     Voted........... 6,690,882.834

  Peter A. Harbeck

     Affirmative..... 6,690,882.834
     Withhold........          .000
     Total Shares
     Voted........... 6,690,882.834

 Dr. John Wm. Lancaster

     Affirmative..... 6,690,882.834
     Withhold........          .000
     Total Shares
     Voted........... 6,690,882.834

 Kenneth J. Lavery

     Affirmative..... 6,690,882.834
     Withhold........          .000
     Total Shares
     Voted........... 6,690,882.834

 Ben H. Love

     Affirmative..... 6,690,882.834
     Withhold........          .000
     Total Shares
     Voted........... 6,690,882.834

  Dr. John E. Maupin, Jr.

     Affirmative..... 6,690,882.834
     Withhold........          .000
     Total Shares
     Voted........... 6,690,882.834

  Dr. F. Robert Paulsen

     Affirmative..... 6,690,882.834
     Withhold........          .000
     Total Shares
     Voted........... 6,690,882.834

Government Securities Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative........ 9,402,818.171
   Against............   243,197.174
   Abstain............   206,602.208
   Total Shares
   Voted.............. 9,852,617.553

 4. To approve the Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp. as sub-adviser.

   Affirmative........ 9,030,494.617
   Against............   230,559.273
   Abstain............   591,563.663
   Total Shares
   Voted.............. 9,852,617.553

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative........ 8,649,599.269
   Against............   671,786.861
   Abstain............   531,231.423
   Total Shares
   Voted.............. 9,852,617.553

 5.2 Commodities

   Affirmative........ 8,713,558.037
   Against............   604,531.249
   Abstain............   534,528.267
   Total Shares
   Voted.............. 9,852,617.553

 5.3 Concentration

   Affirmative........ 8,675,094.861
   Against............   130,005.538
   Abstain............ 1,047,517.154
   Total Shares
   Voted.............. 9,852,617.553

 5.4 Diversification

   Affirmative........ 9,245,668.619
   Against............   117,367.637
   Abstain............   489,581.297
   Total Shares
   Voted.............. 9,852,617.553

 5.5 Issuance Of Senior Securities

   Affirmative........ 8,754,438.900
   Against............   619,367.046
   Abstain............   478,811.607
   Total Shares
   Voted.............. 9,852,617.553

 5.6 Loans

   Affirmative........ 8,685,315.077
   Against............   615,300.938
   Abstain............   552,001.538
   Total Shares
   Voted.............. 9,852,617.553

 5.7 Real Estate

   Affirmative........ 8,533,989.948
   Against............   753,218.902
   Abstain............   565,408.703
   Total Shares
   Voted.............. 9,852,617.553

 5.8 Underwriting

   Affirmative........ 8,442,337.691
   Against............   792,451.343
   Abstain............   617,828.519
   Total Shares
   Voted.............. 9,852,617.553

 6. To approve an arrangement to permit VALIC to terminate, replace or add sub-advisers or modify sub-advisory agreements without shareholder approval.

   Affirmative........ 8,718,063.724
   Against............   799,704.399
   Abstain............   334,849.430
   Total Shares
   Voted.............. 9,852,617.553

 8. to elect the following as Directors:
  Robert P. Condon

     Affirmative..... 9,449,083.878
     Withhold........   403,533.675
     Total Shares
     Voted........... 9,852,617.553

  Dr. Judith L. Craven

     Affirmative..... 9,474,909.154
     Withhold........   377,708.399
     Total Shares
     Voted........... 9,852,617.553

  William F. Devin

     Affirmative..... 9,474,909.154
     Withhold........   377,708.399
     Total Shares
     Voted........... 9,852,617.553

  Dr. Timothy J. Ebner

     Affirmative..... 9,474,909.154
     Withhold........   377,708.399
     Total Shares
     Voted........... 9,852,617.553

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 9,474,909.154
     Withhold........   377,708.399
     Total Shares
     Voted........... 9,852,617.553

  Dr. Norman Hackerman

     Affirmative..... 9,474,909.154
     Withhold........   377,708.399
     Total Shares
     Voted........... 9,852,617.553

  Peter A. Harbeck

     Affirmative..... 9,469,963.889
     Withhold........   382,653.664
     Total Shares
     Voted........... 9,852,617.553

  Dr. John Wm. Lancaster

     Affirmative..... 9,474,909.154
     Withhold........   377,708.399
     Total Shares
     Voted........... 9,852,617.553

  Kenneth J. Lavery

     Affirmative..... 9,474,909.154
     Withhold........   377,708.399
     Total Shares
     Voted........... 9,852,617.553

--------------------------------------------------------------------------------

 May 31, 2002 (Unaudited)                                      163
                     SUPPLEMENTAL INFORMATION - CONTINUED
  Ben H. Love

     Affirmative..... 9,474,909.154
     Withhold........   377,708.399
     Total Shares
     Voted........... 9,852,617.553

  Dr. John E. Maupin, Jr.

     Affirmative..... 9,506,998.433
     Withhold........   345,619.120
     Total Shares
     Voted........... 9,852,617.553

  Dr. F. Robert Paulsen

     Affirmative..... 9,506,998.433
     Withhold........   345,619.120
     Total Shares
     Voted........... 9,852,617.553

International Government Bond Fund

 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative........ 8,773,479.636
   Against............          .000
   Abstain............   315,526.475
   Total Shares
   Voted.............. 9,089,006.111

 4. To approve the Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp. as sub-adviser.

   Affirmative........ 8,711,737.846
   Against............    61,741.790
   Abstain............   315,526.475
   Total Shares
   Voted.............. 9,089,006.111

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative........ 8,856,730.231
   Against............    69,711.570
   Abstain............   162,564.310
   Total Shares
   Voted.............. 9,089,006.111

 5.2 Commodities

   Affirmative........ 8,837,814.006
   Against............    56,556.632
   Abstain............   194,635.473
   Total Shares
   Voted.............. 9,089,006.111

 5.3 Concentration

   Affirmative........ 8,886,976.987
   Against............    20,452.568
   Abstain............   181,576.556
   Total Shares
   Voted.............. 9,089,006.111

 5.4 Diversification

   Affirmative........ 8,898,787.625
   Against............    27,654.176
   Abstain............   162,564.310
   Total Shares
   Voted.............. 9,089,006.111

 5.5 Issuance Of Senior Securities

   Affirmative........ 8,837,717.984
   Against............    76,913.179
   Abstain............   174,374.948
   Total Shares
   Voted.............. 9,089,006.111

 5.6 Loans

   Affirmative........ 8,905,989.233
   Against............    20,452.568
   Abstain............   162,564.310
   Total Shares
   Voted.............. 9,089,006.111

 5.7 Real Estate

   Affirmative........ 8,708,569.138
   Against............    56,556.632
   Abstain............   323,880.341
   Total Shares
   Voted.............. 9,089,006.111

 5.8 Underwriting

   Affirmative........ 8,688,212.591
   Against............    69,711.570
   Abstain............   331,081.950
   Total Shares
   Voted.............. 9,089,006.111

 6. To approve an arrangement to permit VALIC to terminate, replace or add sub-advisers or modify sub-advisory agreements without shareholder approval.

   Affirmative........ 8,692,725.599
   Against............    61,741.790
   Abstain............   334,538.722
   Total Shares
   Voted.............. 9,089,006.111

 8. to elect the following as Directors:
  Robert P. Condon

     Affirmative..... 8,813,136.494
     Withhold........   275,869.617
     Total Shares
     Voted........... 9,089,006.111

  Dr. Judith L. Craven

     Affirmative..... 8,815,441.008
     Withhold........   273,565.103
     Total Shares
     Voted........... 9,089,006.111

  William F. Devin

     Affirmative..... 8,851,641.094
     Withhold........   237,365.017
     Total Shares
     Voted........... 9,089,006.111

  Dr. Timothy J. Ebner

     Affirmative..... 8,851,641.094
     Withhold........   237,365.017
     Total Shares
     Voted........... 9,089,006.111

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 8,815,441.008
     Withhold........   273,565.103
     Total Shares
     Voted........... 9,089,006.111

  Dr. Norman Hackerman

     Affirmative..... 8,851,641.094
     Withhold........   237,365.017
     Total Shares
     Voted........... 9,089,006.111

  Peter A. Harbeck

     Affirmative..... 8,843,287.228
     Withhold........   245,718.883
     Total Shares
     Voted........... 9,089,006.111

  Dr. John Wm. Lancaster

     Affirmative..... 8,851,641.094
     Withhold........   237,365.017
     Total Shares
     Voted........... 9,089,006.111

  Kenneth J. Lavery

     Affirmative..... 8,815,441.008
     Withhold........   273,565.103
     Total Shares
     Voted........... 9,089,006.111

  Ben H. Love

     Affirmative..... 8,851,641.094
     Withhold........   237,365.017
     Total Shares
     Voted........... 9,089,006.111

  Dr. John E. Maupin, Jr.

     Affirmative..... 8,851,641.094
     Withhold........   237,365.017
     Total Shares
     Voted........... 9,089,006.111

  Dr. F. Robert Paulsen

     Affirmative..... 8,851,641.094
     Withhold........   237,365.017
     Total Shares
     Voted........... 9,089,006.111

Money Market I Fund
 1. To approve the investment advisory agreement between VALIC and NAFV I with respect to the Funds.

   Affirmative...... 476,331,086.227
   Against..........     294,804.142
   Abstain..........   9,449,248.567
   Total Shares
   Voted............ 486,075,138.936

-------------------------------------------------------------------------------

 164                                      May 31, 2002 (Unaudited)
                      SUPPLEMENTAL INFORMATION - CONTINUED
 3. To approve the Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp. as sub-adviser.

   Affirmative...... 467,311,113.867
   Against..........   8,994,112.347
   Abstain..........   9,769,912.722
   Total Shares
   Voted............ 486,075,138.936

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative...... 459,542,766.113
   Against..........  20,325,969.824
   Abstain..........   6,206,402.999
   Total Shares
   Voted............ 486,075,138.936

 5.2 Commodities

   Affirmative...... 457,055,032.910
   Against..........  20,750,074.029
   Abstain..........   8,270,031.997
   Total Shares
   Voted............ 486,075,138.936

 5.3 Concentration

   Affirmative...... 466,824,945.633
   Against..........   2,022,252.977
   Abstain..........  17,227,940.326
   Total Shares
   Voted............ 486,075,138.936

 5.4 Diversification

   Affirmative...... 478,524,015.287
   Against..........   1,474,020.712
   Abstain..........   6,077,102.937
   Total Shares
   Voted............ 486,075,138.936

 5.5 Issuance Of Senior Securities

   Affirmative...... 468,474,814.430
   Against..........  10,344,004.999
   Abstain..........   7,256,319.507
   Total Shares
   Voted............ 486,075,138.936

 5.6 Loans

   Affirmative...... 459,077,285.888
   Against..........  20,724,214.016
   Abstain..........   6,273,639.032
   Total Shares
   Voted............ 486,075,138.936

 5.7 Real Estate

   Affirmative...... 467,854,174.130
   Against..........   7,732,143.737
   Abstain..........  10,488,821.069
   Total Shares
   Voted............ 486,075,138.936

 5.8 Underwriting

   Affirmative...... 470,393,627.358
   Against..........   4,292,762.074
   Abstain..........  11,388,749.504
   Total Shares
   Voted............ 486,075,138.936

 6. To approve an arrangement to permit VALIC to terminate, replace or add sub-advisers or modify sub-advisory agreements without shareholder approval.

   Affirmative...... 450,983,101.975
   Against..........  24,691,139.934
   Abstain..........  10,400,897.027
   Total Shares
   Voted............ 486,075,138.936

 8. to Elect the following as Directors:
  Robert P. Condon

     Affirmative..... 485,630,346.722
     Withhold........     444,792.214
     Total Shares
     Voted........... 486,075,138.936

  Dr. Judith L. Craven

     Affirmative..... 484,564,914.207
     Withhold........   1,510,224.729
     Total Shares
     Voted........... 486,075,138.936

  William F. Devin

     Affirmative..... 485,630,346.722
     Withhold........     444,792.214
     Total Shares
     Voted........... 486,075,138.936

  Dr. Timothy J. Ebner

     Affirmative..... 485,630,346.722
     Withhold........     444,792.214
     Total Shares
     Voted........... 486,075,138.936

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..... 484,564,914.207
     Withhold........   1,510,224.729
     Total Shares
     Voted........... 486,075,138.936

  Dr. Norman Hackerman

     Affirmative..... 485,609,658.712
     Withhold........     465,480.224
     Total Shares
     Voted........... 486,075,138.936

  Peter A. Harbeck

     Affirmative..... 485,609,658.712
     Withhold........     465,480.224
     Total Shares
     Voted........... 486,075,138.936

  Dr. John Wm. Lancaster

     Affirmative..... 484,544,226.197
     Withhold........   1,530,912.739
     Total Shares
     Voted........... 486,075,138.936

  Kenneth J. Lavery

     Affirmative..... 484,544,226.197
     Withhold........   1,530,912.739
     Total Shares
     Voted........... 486,075,138.936

  Ben H. Love

     Affirmative..... 485,609,658.712
     Withhold........     465,480.224
     Total Shares
     Voted........... 486,075,138.936

  Dr. John E. Maupin, Jr.

     Affirmative..... 485,630,346.722
     Withhold........     444,792.214
     Total Shares
     Voted........... 486,075,138.936

  Dr. F. Robert Paulsen

     Affirmative..... 485,630,346.722
     Withhold........     444,792.214
     Total Shares
     Voted........... 486,075,138.936

--------------------------------------------------------------------------------

                                VALIC COMPANY I                              165

BOARD OF DIRECTORS                                      SHAREHOLDER SERVICE AGENT
Robert P. Condon                                        VALIC (The Variable Annuity
Judith L. Craven                                        Life Insurance Company)
William F. Devin                                        2929 Allen Parkway
Timothy J. Ebner                                        Houston, Texas 77019
Gustavo E. Gonzales, Jr.
Norman Hackerman                                        OFFICERS
Peter A. Harbeck                                        Robert P. Condon,
John W. Lancaster                                        Chairman and President
Kenneth S. Lavery                                       Evelyn M. Curran,
Ben H. Love                                              Vice President
John E. Maupin, Jr.                                     John Packs,
                                                         Vice President and Senior Investment Officer
CUSTODIAN                                               Nori L. Gabert,
State Street Bank and Trust Company                      Vice President and Secretary
225 Franklin Street                                     Robert M. Zakem,
Boston, Massachusetts 02110                              Vice President and Assistant Secretary
                                                        Donna Handel,
INVESTMENT ADVISER                                       Vice President and Assistant Treasurer
VALIC (The Variable Annuity Life Insurance Company)     Gregory R. Kingston,
2929 Allen Parkway                                       Treasurer
Houston, Texas 77019                                    Todd L. Spillane,
                                                         Chief Compliance Officer and Assistant
INVESTMENT SUB-ADVISERS                                  Secretary
AIG Global Investment Corp.                             Katherine Stoner,
175 Water Street                                         Assistant Secretary
New York, New York 10038                                Donald H. Guire,
                                                         Assistant Treasurer
American Century Investment Management, Inc.            Simone Ralph,
4500 Main Street                                         Assistant Treasurer
Kansas City, Missouri 64111

Founders Asset Management, LLC
2930 East Third Avenue
Denver, Colorado 80206

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

SunAmerica Asset Management Corp
733 Third Avenue
New York, New York 10017

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

WM Advisors, Inc.
1201 Third Avenue
Seattle, Washington 98101

INDEPENDENT AUDITORS
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010

TO INSURANCE PRODUCT OWNERS:

 This report contains detailed financial information to help you understand your variable insurance product's past performance and shows the performance for the funds that you invested in through your variable insurance contract. The performance does not reflect separate account charges under your insurance product. These charges would otherwise lower the performance information shown.

 This report is for the information of the shareholders and variable insurance product owners participating in the VALIC Company I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about the material or products issued by VALIC, or any affiliate of American International Group, Inc., please contact your account representative.

 "Standard & Poor's(R)", "Standard & Poor's Mid Cap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

-------------------------------------------------------------------------------

166                             VALIC COMPANY I

                                                               AIG VALIC ONLINE
                                                                Account Access

You must establish a
Personal Identification
Number (PIN) before
using the automated
account services.
Your PIN is valid for
both AIG VALIC by Phone
at 1.800.428.2542
and AIG VALIC Online.


Manage your account on the Web through AIG VALIC Online!

Enjoy quick, easy and secure access -- now or anytime. Go to www.aigvalic.com, and click on "View your account".
You'll find these exciting features:

  . View your current portfolio valuation.
  . View your quarterly account and transaction confirmation statements. . View fund performance.
  . View information about your financial advisor.
  . Change your Personal Identification Number (PIN).
  . Change your address, e-mail and telephone number.
  . Change your allocation of future contributions.
  . Transfer money among investment options.
  . Rebalance account to your desired allocation mix.
  . Perform loan modeling.
  . Request forms for a variety of services.
  . Enroll in the electronic document delivery service.

Start exploring AIG VALIC Online today by establishing a Personal
Identification Number (PIN)!

To set up a PIN through AIG VALIC Online:

  . Go to www.aigvalic.com.
  . Click "View your account".
  . Click "I am a new user".
  . For verification, enter your Social Security number, last name and date of birth.
  . Choose, enter and verify your four-digit numeric PIN.
  . Click "I Agree" to accept AIG VALIC's access agreement (required).
  . Verify and/or update your address, e-mail and telephone number information.
Your PIN setup is complete when the Client Summary screen appears.
This PIN is valid for both AIG VALIC by Phone at 1.800.428.2542 and AIG VALIC Online.

AIG VALIC by Phone is AIG VALIC's toll-free automated phone line for 24-hour access to your account.

-------------------------------------------------------------------------------

VALIC Company I                                              -------------------
P.O. Box 3206                                                |    PRESORT      |
Houston, Texas 77253-3206                                    |      STD        |
                                                             |  U.S. Postage   |
                                                             |      PAID       |
                                                             | Permit No. 5721 |
                                                             |   Chicago, Ill  |
                                                             -------------------


   VL 9530 VER 5/02